As filed with the Securities and Exchange Commission on September 26, 2024
Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 309
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 318
☒

ProShares Trust
(Exact name of Registrant as Specified in Trust Instrument)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
(240) 497-6400
(Area Code and Telephone Number)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Elizabeth J. Reza, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProShare Advisors LLC 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814
Approximate date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)
☒ On September 27, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 309 to the Registration Statement on Form N-1A (File No. 333-89822) of ProShares Trust (the “Registrant”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing disclosure in compliance with annual updating requirements. The effective date of each Prospectus included in this Registration Statement is September 27, 2024. Shares of Short Bitcoin ETF II are not currently offered.

PROSPECTUS  September 27, 2024

TBX	Short 7-10 Year Treasury
TBF	Short 20+ Year Treasury
DOG	Short Dow30SM
SEF	Short Financials
YXI	Short FTSE China 50
SJB	Short High Yield
MYY	Short MidCap400
EFZ	Short MSCI EAFE
EUM	Short MSCI Emerging Markets
PSQ	Short QQQ®
REK	Short Real Estate
RWM	Short Russell2000
SH	Short S&P500®
SBB	Short SmallCap600
UST	Ultra 7-10 Year Treasury
UBT	Ultra 20+ Year Treasury
LTL	Ultra Communication Services
UCC	Ultra Consumer Discretionary
UGE	Ultra Consumer Staples
DDM	Ultra Dow30SM
DIG	Ultra Energy
UYG	Ultra Financials
XPP	Ultra FTSE China 50
UPV	Ultra FTSE Europe
RXL	Ultra Health Care
UJB	Ultra High Yield
UXI	Ultra Industrials
UYM	Ultra Materials
MVV	Ultra MidCap400
UBR	Ultra MSCI Brazil Capped
EFO	Ultra MSCI EAFE
EET	Ultra MSCI Emerging Markets
EZJ	Ultra MSCI Japan
BIB	Ultra Nasdaq Biotechnology
SKYU	Ultra Nasdaq Cloud Computing
UCYB	Ultra Nasdaq Cybersecurity
QLD	Ultra QQQ®
URE	Ultra Real Estate
UWM	Ultra Russell2000
SSO	Ultra S&P500®
USD	Ultra Semiconductors
SAA	Ultra SmallCap600
ROM	Ultra Technology
UPW	Ultra Utilities
UDOW	UltraPro Dow30SM
UMDD	UltraPro MidCap400
TQQQ	UltraPro QQQ®
URTY	UltraPro Russell2000
UPRO	UltraPro S&P500®
TTT	UltraPro Short 20+ Year Treasury
SDOW	UltraPro Short Dow30SM
SMDD	UltraPro Short MidCap400
SQQQ	UltraPro Short QQQ®
SRTY	UltraPro Short Russell2000
SPXU	UltraPro Short S&P500®
PST	UltraShort 7-10 Year Treasury
TBT	UltraShort 20+ Year Treasury
SCC	UltraShort Consumer Discretionary
SZK	UltraShort Consumer Staples
DXD	UltraShort Dow30SM
DUG	UltraShort Energy
SKF	UltraShort Financials
FXP	UltraShort FTSE China 50
EPV	UltraShort FTSE Europe
RXD	UltraShort Health Care
SIJ	UltraShort Industrials
SMN	UltraShort Materials
MZZ	UltraShort MidCap400
BZQ	UltraShort MSCI Brazil Capped
EFU	UltraShort MSCI EAFE
EEV	UltraShort MSCI Emerging Markets
EWV	UltraShort MSCI Japan
BIS	UltraShort Nasdaq Biotechnology
QID	UltraShort QQQ®
SRS	UltraShort Real Estate
TWM	UltraShort Russell2000
SDS	UltraShort S&P500®
SSG	UltraShort Semiconductors
SDD	UltraShort SmallCap600
REW	UltraShort Technology
SDP	UltraShort Utilities
All Funds are listed on NYSE Arca, except SQQQ, TQQQ, BIS, BIB, SKYU, and UCYB (listed on The Nasdaq Stock Market).
Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

4	Summary Section
5	Short 7-10 Year Treasury
10	Short 20+ Year Treasury
15	Short Dow30SM
20	Short Financials
25	Short FTSE China 50
31	Short High Yield
36	Short MidCap400
41	Short MSCI EAFE
46	Short MSCI Emerging Markets
52	Short QQQ®
57	Short Real Estate
62	Short Russell2000
67	Short S&P500®
72	Short SmallCap600
77	Ultra 7-10 Year Treasury
82	Ultra 20+ Year Treasury
87	Ultra Communication Services
92	Ultra Consumer Discretionary
97	Ultra Consumer Staples
102	Ultra Dow30SM
107	Ultra Energy
112	Ultra Financials
117	Ultra FTSE China 50
123	Ultra FTSE Europe
129	Ultra Health Care
134	Ultra High Yield
140	Ultra Industrials
145	Ultra Materials
150	Ultra MidCap400
155	Ultra MSCI Brazil Capped
161	Ultra MSCI EAFE
166	Ultra MSCI Emerging Markets
172	Ultra MSCI Japan
178	Ultra Nasdaq Biotechnology
183	Ultra Nasdaq Cloud Computing
188	Ultra Nasdaq Cybersecurity
193	Ultra QQQ®
198	Ultra Real Estate
203	Ultra Russell2000
208	Ultra S&P500®
213	Ultra Semiconductors
218	Ultra SmallCap600
223	Ultra Technology
228	Ultra Utilities

233	UltraPro Dow30SM
238	UltraPro MidCap400
243	UltraPro QQQ®
248	UltraPro Russell2000
253	UltraPro S&P500®
258	UltraPro Short 20+ Year Treasury
263	UltraPro Short Dow30SM
268	UltraPro Short MidCap400
273	UltraPro Short QQQ®
278	UltraPro Short Russell2000
283	UltraPro Short S&P500®
288	UltraShort 7-10 Year Treasury
293	UltraShort 20+ Year Treasury
298	UltraShort Consumer Discretionary
303	UltraShort Consumer Staples
308	UltraShort Dow30SM
313	UltraShort Energy
318	UltraShort Financials
323	UltraShort FTSE China 50
329	UltraShort FTSE Europe
335	UltraShort Health Care
340	UltraShort Industrials
345	UltraShort Materials
350	UltraShort MidCap400
355	UltraShort MSCI Brazil Capped
361	UltraShort MSCI EAFE
366	UltraShort MSCI Emerging Markets
372	UltraShort MSCI Japan
378	UltraShort Nasdaq Biotechnology
383	UltraShort QQQ®
388	UltraShort Real Estate
393	UltraShort Russell2000
398	UltraShort S&P500®
403	UltraShort Semiconductors
408	UltraShort SmallCap600
413	UltraShort Technology
418	UltraShort Utilities
423	Investment Objectives, Principal Investment Strategies and Related Risks
452	Management of ProShares Trust
455	Determination of NAV
456	Distributions
456	Dividend Reinvestment Services
456	Taxes
459	Financial Highlights

4
PROSHARES.COM

Summary Section

   Short 7-10 Year Treasury :: 5
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Investment Objective
ProShares Short 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.18%
Fee Waiver/Reimbursement[1]	-0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$352	$627	$1,411
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than seven years and less than or equal to ten years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index is constructed and

6 :: Short 7-10 Year Treasury
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maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT7.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 7.77%. The Index’s highest May to May volatility rate during the five-year period was 10.48% (May 31, 2023). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -1.26%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses,

8 :: Short 7-10 Year Treasury
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that correspond to the inverse (-1x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circum stances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
15%
10%
5%
0%
-5%
-10%
-9.69%
-3.17%
-1.96%
-2.20%
1.32%
-5.29%
-9.96%
1.66%
18.42%
3.65%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	6.76%
Worst Quarter	(ended	3/31/2020	):	-9.37%
Year-to-Date	(ended	6/30/2024	):	5.66%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	3.65%	1.25%	-1.01%
After Taxes on Distributions	1.96%	0.75%	-1.28%
After Taxes on Distributions and Sale of Shares	2.15%	0.74%	-0.87%
ICE U.S. Treasury 7-10 Year Bond Index[1,2]	3.37%	0.33%	1.65%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%

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1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

10 :: Short 20+ Year Treasury
PROSHARES.COM

Investment Objective
ProShares Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.20%
Total Annual Fund Operating Expenses[1]	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than 20 years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index is constructed and maintained by ICE Data Indices, LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “IDCOT20.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.37%. The Index’s highest May to May volatility rate during the five-year period was 21.17% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses,

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that correspond to the inverse (-1x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-23.43%
-1.91%
-3.48%
-8.40%
3.78%
-11.55%
-19.49%
2.00%
42.33%
2.23%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	16.85%
Worst Quarter	(ended	3/31/2020	):	-20.64%
Year-to-Date	(ended	6/30/2024	):	9.58%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	2.23%	1.11%	-3.12%
After Taxes on Distributions	0.18%	0.54%	-3.43%
After Taxes on Distributions and Sale of Shares	1.29%	0.60%	-2.42%
ICE U.S. Treasury 20+ Year Bond Index[1,2]	2.16%	-1.80%	2.18%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio
Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   Short Dow30SM :: 15
PROSHARES.COM

Investment Objective
ProShares Short Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.22%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.97%
Fee Waiver/Reimbursement[1]	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$307	$534	$1,188
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of some of the largest U.S. companies. The Index includes 30 of the largest companies except those in the Global Industry Classification Standard (GICS) transportation industry group and utilities sectors. Companies may be included in the Index if the Index provider believes that the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. The 30 companies selected are then weighted based on their price. Companies may be added or removed from the Index at any time. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “DJI.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.87%. The Index’s highest May to May volatility rate during the five-year period was 17.54% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 11.61%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-10.75%
-3.03%
-15.67%
-21.47%
3.45%
-18.47%
-20.44%
-19.15%
5.62%
-7.02%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	18.78%
Worst Quarter	(ended	6/30/2020	):	-18.33%
Year-to-Date	(ended	6/30/2024	):	-0.31%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-7.02%	-12.43%	-11.19%
After Taxes on Distributions	-8.59%	-12.86%	-11.44%
After Taxes on Distributions and Sale of Shares	-4.10%	-8.93%	-7.31%
Dow Jones Industrial Average[1]	16.18%	12.47%	11.07%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.25%
Fee Waiver/Reimbursement[1]	-0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$367	$657	$1,485
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of financial companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes financial companies in the following industries according to the Global Industry Classification Standard (GICS): banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (“REITS”); and insurance. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The

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Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXM.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each

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column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 26.61%. The Index’s highest May to May volatility rate during the five-year period was 42.55% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.22%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials industry. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials industry as a whole cannot be predicted.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to

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decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, diversified financials and insurance industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition. Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Additional bank or financial institution failures may occur in the near term that may limit access to short term liquidity or have adverse impacts to the economy.
○Diversified Financials Industry Risk — Companies in this industry may be affected by: changes in credit ratings, interest rates, loan losses, the performance of credit and financial markets and the availability and cost of capital funds; and adverse effects from governmental regulation and oversight.
○Insurance Industry Risk — Companies in this industry may be impacted by changes in interest rates, catastrophic events, extensive government regulation price competition; economic conditions; and credit rating downgrades.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the

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PROSHARES.COM

Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-14.38%
-3.58%
-17.58%
-17.02%
9.66%
-23.18%
-16.85%
-27.03%
11.78%
-8.80%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	26.00%
Worst Quarter	(ended	6/30/2020	):	-16.97%
Year-to-Date	(ended	6/30/2024	):	-5.61%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-8.80%	-13.83%	-11.56%
After Taxes on Distributions	-10.29%	-14.22%	-11.77%
After Taxes on Distributions and Sale of Shares	-5.15%	-9.82%	-7.49%
S&P Financial Select Sector Index[1]	12.15%	11.96%	10.04%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   Short FTSE China 50 :: 25
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Investment Objective
ProShares Short FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.42%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.17%
Fee Waiver/Reimbursement[1]	-1.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$561	$1,052	$2,407
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 50 largest and most liquid companies that are listed on the Hong Kong Stock Exchange. The top 50 companies based on market capitalization are included in the Index. Only companies offering H Shares, Red Chips, or P Chips may be included in the Index. Selected companies are weighted based on market capitalization, subject to certain limits intended to avoid Index over-concentration in a single security. The Index’s composition and assigned weights are reevaluated quarterly in March, June, September, and December. The Index is constructed and maintained by FTSE International Limited. More

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information about the Index can be found using the Bloomberg ticker symbol “XINO1.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized

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Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 29.15%. The Index’s highest May to May volatility rate during the five-year period was 35.56% (May 31, 2022). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.11%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Exposure to Chinese Investments Risk — Investments in securities of issuers in China (including variable interest entities (“VIEs”) associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed

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markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Investments in issuers in China may include investments through legal structures known as VIEs. In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as a Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, communication services, consumer discretionary and financials industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.

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○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-15.75%
3.32%
-7.71%
-28.40%
9.43%
-14.18%
-18.27%
14.23%
4.40%
12.64%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2022	):	29.19%
Worst Quarter	(ended	12/31/2022	):	-14.56%
Year-to-Date	(ended	6/30/2024	):	-7.99%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	12.64%	-1.18%	-5.09%
After Taxes on Distributions	11.38%	-1.50%	-5.25%
After Taxes on Distributions and Sale of Shares	7.44%	-1.03%	-3.70%
FTSE China 50 Index[1]	-12.92%	-6.52%	-1.32%
S&P Global 1200 Index[1]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Returns are net

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returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.25%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.00%
Fee Waiver/Reimbursement[1]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated high yield corporate debt. The Index includes corporate fixed-rate bonds that are issued by companies domiciled in developed countries and rated BB+ or lower by Fitch Ratings Inc. or Standard and Poor’s Financial Services, LLC and Ba1 or lower by Moody’s Investors Service, Inc. Bonds included in the Index are weighted based market capitalization, subject to a limit of 3% on any one issuer. The Index’s

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positions are reset each month. The Index is constructed and maintained by IHS Markit Benchmark Administration Limited. More information about the Index can be found using the Bloomberg ticker symbol “IBOXHY.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level

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of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 7.52%. The Index’s highest May to May volatility rate during the five-year period was 11.83% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 3.57%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

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●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Credit Risk — Due to its exposure to debt instruments, the Fund will be subject to credit risk which is the risk that an issuer of debt instruments is unwilling or unable to make timely payments to meet its contractual obligations. When credit risk increases, the price of the debt instruments that comprise the Index will typically decrease. Conversely, when credit risk of the debt instruments decreases, the level of the Index will typically increase. By using sampling techniques, the Fund may be overexposed to certain debt instruments that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such instruments. During an economic downturn, rates of default tend to increase.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instru ments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer services and industrials industry groups.
○Consumer Services Industry Risk — Companies in this industry may experience: prices and profitability affected by the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.

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●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

10%
5%
0%
-5%
-10%
-15%
-4.74%
2.24%
-13.87%
-6.28%
2.50%
-11.42%
-9.15%
-6.83%
9.58%
-5.67%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	11.10%
Worst Quarter	(ended	6/30/2020	):	-8.54%
Year-to-Date	(ended	6/30/2024	):	1.09%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-5.67%	-4.97%	-4.60%
After Taxes on Distributions	-7.16%	-5.40%	-4.84%
After Taxes on Distributions and Sale of Shares	-3.33%	-3.85%	-3.40%
Markit iBoxx $ Liquid High Yield Index[1]	12.89%	4.78%	4.00%
Bloomberg U.S. Aggregate Bond Index[1]	5.53%	1.10%	1.81%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since April 1, 2021.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.99%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.74%
Fee Waiver/Reimbursement[1]	-0.79%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$471	$870	$1,986
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects 400 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $6.7 billion and $18 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March,

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June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “MID.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.21%. The Index’s highest May to May volatility rate during the five-year period was 38.74% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.25%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Exposure to Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

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●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, financials and industrials industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense

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limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-11.23%
-0.86%
-19.51%
-14.22%
12.53%
-19.91%
-25.83%
-23.14%
10.00%
-9.37%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	29.20%
Worst Quarter	(ended	6/30/2020	):	-23.40%
Year-to-Date	(ended	6/30/2024	):	-2.86%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-9.37%	-14.57%	-11.02%
After Taxes on Distributions	-11.08%	-15.02%	-11.27%
After Taxes on Distributions and Sale of Shares	-5.49%	-10.29%	-7.22%
S&P MidCap400 Index[1]	16.44%	12.61%	9.27%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.42%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.17%
Fee Waiver/Reimbursement[1]	-0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$350	$622	$1,401
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 21 developed market countries around the world, excluding the U.S. and Canada. As of May 31, 2024, the Index included companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in

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May and November with a more limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEA.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level

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of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 16.39%. The Index’s highest May to May volatility rate during the five-year period was 21.59% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.04%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated

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with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan and the United Kingdom.
○Exposure to Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to political, economic, or social instability in Japan; risks associated with Japan’s large government deficit; the prevalence and likelihood of natural disasters in Japan; and heavy dependence on international trade and reliant on imports for its commodity needs. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations.
○Exposure to United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
3.87%
-2.82%
-4.86%
-20.24%
16.33%
-16.60%
-15.88%
-12.76%
13.10%
-10.37%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	22.75%
Worst Quarter	(ended	6/30/2020	):	-15.47%
Year-to-Date	(ended	6/30/2024	):	-2.27%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-10.37%	-9.11%	-5.76%
After Taxes on Distributions	-11.96%	-9.58%	-6.02%
After Taxes on Distributions and Sale of Shares	-6.11%	-6.75%	-4.16%
MSCI EAFE Index[1]	18.24%	8.16%	4.28%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.27%
Fee Waiver/Reimbursement[1]	-0.32%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$371	$666	$1,506
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 24 emerging market countries. As of May 31, 2024, the Index included companies from the following 24 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more

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limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEF.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level

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of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.26%. The Index’s highest May to May volatility rate during the five-year period was 22.21% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 3.54%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.

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To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China, India and Taiwan.
○Exposure to Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
○Exposure to Indian Investments Risk — Investments in securities of issuers in India include risks such as, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India has been prone to natural disasters, such as earthquakes and tsunamis which could have a significant negative impact on its economy.
○Exposure to Taiwanese Investments Risk — Investments in securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform

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other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not pre dictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
-0.12%
11.98%
-15.27%
-28.09%
14.60%
-15.35%
-24.27%
-1.24%
20.53%
-3.70%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	22.43%
Worst Quarter	(ended	6/30/2020	):	-17.36%
Year-to-Date	(ended	6/30/2024	):	-3.46%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-3.70%	-5.98%	-5.40%
After Taxes on Distributions	-5.14%	-6.39%	-5.64%
After Taxes on Distributions and Sale of Shares	-2.17%	-4.56%	-3.93%
MSCI Emerging Markets Index[1]	9.83%	3.68%	2.66%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.24%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.99%
Fee Waiver/Reimbursement[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$311	$543	$1,209
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is

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constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDX.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.79%. The Index’s highest May to May volatility rate during the five-year period was 31.95% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 22.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.

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●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
-18.42%
-12.26%
-9.33%
-24.82%
-2.21%
-27.61%
-41.22%
-24.76%
36.24%
-32.06%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	24.35%
Worst Quarter	(ended	6/30/2020	):	-25.21%
Year-to-Date	(ended	6/30/2024	):	-11.83%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-32.06%	-21.59%	-17.77%
After Taxes on Distributions	-33.52%	-22.05%	-18.05%
After Taxes on Distributions and Sale of Shares	-18.90%	-14.32%	-10.10%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.40%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.15%
Fee Waiver/Reimbursement[1]	-0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$346	$614	$1,380
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of real estate companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes real estate companies in the following industries according to the Global Industry Classification Standard (GICS): diversified real estate investment trusts (“REITs”); industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the

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Index can be found using the Bloomberg ticker symbol “IXRE.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized

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Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.27%. The Index’s highest May to May volatility rate during the five-year period was 38.70% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 4.37%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily
Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Real Estate Industry Risk — Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; periodic overbuilding and market saturation; changes in general and local economic conditions; changes in demographic trends, such as population shifts or changing tastes and values; concentration in a particular geographic region or property type; catastrophic events such as earthquakes, hurricanes and terrorist acts; casualty or condemnation losses; decreases in market rates for rents; increased competition; increases in property taxes, interest rates, capital expenditures, or operating expenses; changes in the availability, cost and terms of mortgage funds; defaults by borrowers or tenants; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. Although interest rates have significantly increased since 2022, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial

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real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the real estate industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the

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Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
-40%
-22.93%
-5.42%
-9.91%
-9.13%
4.41%
-20.97%
-11.47%
-30.24%
28.45%
-6.25%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	19.60%
Worst Quarter	(ended	6/30/2020	):	-16.71%
Year-to-Date	(ended	6/30/2024	):	5.93%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-6.25%	-10.08%	-9.56%
After Taxes on Distributions	-7.80%	-10.51%	-9.79%
After Taxes on Distributions and Sale of Shares	-3.64%	-7.39%	-6.44%
S&P Real Estate Select Sector Index[1]	12.36%	8.91%	8.86%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.02%
Fee Waiver/Reimbursement[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$318	$556	$1,241
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the small-cap segment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of July 31, 2024, the market capitalization of each company within the Index was below $12 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated each June. The Index is constructed and maintained by FTSE

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Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.64%. The Index’s highest May to May volatility rate during the five-year period was 40.16% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.60%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
-40%
-8.41%
0.40%
-21.05%
-13.61%
11.50%
-19.86%
-30.95%
-17.95%
18.29%
-10.47%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

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Best Quarter	(ended	3/31/2020	):	30.67%
Worst Quarter	(ended	12/31/2020	):	-25.07%
Year-to-Date	(ended	6/30/2024	):	1.28%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-10.47%	-13.62%	-10.33%
After Taxes on Distributions	-12.05%	-14.06%	-10.59%
After Taxes on Distributions and Sale of Shares	-6.13%	-9.69%	-6.86%
Russell 2000® Index[1]	16.93%	9.97%	7.15%
Russell 3000® Index[1]	25.96%	15.16%	11.48%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Short S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[1]	0.89%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The top 500 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPX.”

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Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each

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column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 21.33%. The Index’s highest May to May volatility rate during the five-year period was 32.96% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.79%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily
Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.

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○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
-13.67%
-4.20%
-12.36%
-17.34%
4.87%
-22.24%
-25.08%
-24.14%
17.98%
-14.82%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	17.00%
Worst Quarter	(ended	6/30/2020	):	-19.29%
Year-to-Date	(ended	6/30/2024	):	-9.51%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-14.82%	-14.98%	-11.98%
After Taxes on Distributions	-16.52%	-15.46%	-12.27%
After Taxes on Distributions and Sale of Shares	-8.72%	-10.55%	-7.71%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.

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Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

72 :: Short SmallCap600
PROSHARES.COM

Investment Objective
ProShares Short SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.76%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.51%
Fee Waiver/Reimbursement[1]	-0.56%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$422	$771	$1,754
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of small-cap companies listed and domiciled in the U.S. The Index selects 600 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $1 billion and $6.7 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “SML.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized

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Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.50%. The Index’s highest May to May volatility rate during the five-year period was 40.97% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.12%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Exposure to Small-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices. Additionally, small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily

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investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calcu lation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-8.75%
-1.60%
-23.99%
-12.76%
8.09%
-18.39%
-26.46%
-25.51%
13.97%
-10.37%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	35.06%
Worst Quarter	(ended	12/31/2020	):	-25.26%
Year-to-Date	(ended	6/30/2024	):	3.09%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-10.37%	-14.51%	-11.53%
After Taxes on Distributions	-11.89%	-14.90%	-11.73%
After Taxes on Distributions and Sale of Shares	-6.07%	-10.24%	-7.47%
S&P Small-Cap 600 Index[1]	16.05%	11.02%	8.65%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.67%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.42%
Fee Waiver/Reimbursement[1]	-0.47%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$403	$732	$1,661
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than seven years and less than or equal to ten years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index is constructed and

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maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT7.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these

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effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 7.77%. The Index’s highest May to May volatility rate during the five-year period was 10.48% (May 31, 2023). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -1.26%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic

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conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
-40%
17.41%
1.93%
0.51%
3.11%
-1.29%
13.73%
18.79%
-7.32%
-30.62%
0.00%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	20.61%
Worst Quarter	(ended	3/31/2022	):	-12.98%
Year-to-Date	(ended	6/30/2024	):	-5.83%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	0.00%	-2.78%	0.62%
After Taxes on Distributions	-1.40%	-3.26%	-0.02%
After Taxes on Distributions and Sale of Shares	-0.01%	-2.26%	0.22%
ICE U.S. Treasury 7-10 Year Bond Index[1,2]	3.37%	0.33%	1.65%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio
Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.25%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.00%
Fee Waiver/Reimbursement[1]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than 20 years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index

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is constructed and maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT20.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these

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effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.37%. The Index’s highest May to May volatility rate during the five-year period was 21.17% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic

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conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
59.52%
-6.44%
-0.16%
15.43%
-7.51%
26.73%
30.96%
-11.68%
-55.99%
-3.64%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	44.52%
Worst Quarter	(ended	3/31/2021	):	-26.47%
Year-to-Date	(ended	6/30/2024	):	-14.27%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-3.64%	-9.07%	-0.11%
After Taxes on Distributions	-4.96%	-9.47%	-0.59%
After Taxes on Distributions and Sale of Shares	-2.13%	-6.68%	-0.21%
ICE U.S. Treasury 20+ Year Bond Index[1,2]	2.16%	-1.80%	2.18%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio
Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Communication Services (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	4.88%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	5.63%
Fee Waiver/Reimbursement[1]	-4.68%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,261	$2,411	$5,222
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 298% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of communication services companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes communication services companies in the following industries according to the Global Industry Classification Standard (GICS): diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and

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maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXCPR.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.39%. The Index’s highest May to May volatility rate during the five-year period was 31.07% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 13.14%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Communication Services Industry Risk — The risk of investments in the industry include: the potential obsolescence of products and services due to increasing competition from the innovation of competitors; increased research and development costs and capital requirements to formulate new products and services that utilize new technology; pricing new and existing products to match or beat industry competitors, shifting demographics and changes to consumer taste, which can negatively impact profitability; and regulation by the Federal Communications Commission and various state regulatory authorities. Companies in the communication services industry may be more susceptible to cybersecurity issues than companies in other industries, including hacking, theft of proprietary or consumer information, and disruptions in service.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated

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with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the telecommunication services and media & entertainment industry groups.
○Media and Entertainment Industry Risk — Companies in this sector may experience: high costs of research and development of new content and services; changing consumer tastes, and changing consumer discretionary income patterns.
○Telecommunication Services Industry Risk — Companies in this industry may experience: a telecommunications market, increasing competition, and increasing regulation by the Federal Communications Commission and various state regulatory authorities, and product obsolescence.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
41.37%
28.23%
40.21%
62.11%
-2.25%
-3.03%
-26.17%
-21.86%
-3.07%
-41.02%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2019	):	27.08%
Worst Quarter	(ended	3/31/2020	):	-33.94%
Year-to-Date	(ended	6/30/2024	):	33.96%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	62.11%	10.75%	2.56%
After Taxes on Distributions	61.55%	10.36%	2.22%
After Taxes on Distributions and Sale of Shares	36.92%	8.44%	1.92%
S&P Communication Services Select Sector Index[1]	53.04%	13.05%	10.98%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.85%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.60%
Fee Waiver/Reimbursement[1]	-0.65%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$441	$809	$1,845
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 37% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of consumer discretionary companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes consumer discretionary companies in the following industries according to the Global Industry Classification Standard (GICS): automobile components; automobiles; household durables; leisure products; textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and

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specialty retail. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXY.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.65%. The Index’s highest May to May volatility rate during the five-year period was 32.49% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.78%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Consumer Discretionary Industry Risk — The risks of investments in the industry include: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

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●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the automobiles & components, consumer services and retailing industry groups.
○Automobiles & Components Industry Risk — Companies in this industry may experience: cyclicality of revenues and earnings; labor relations and fluctuating component prices; significant capital expenditures in automotive technologies; and adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions.
○Consumer Services Industry Risk — Companies in this industry may experience: prices and profitability affected by the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending.
○Retailing Industry Risk — Companies in this sector may experience: changes in domestic and international economies, consumer confidence, disposable household income and spending, consumer preferences, and competition.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
26.88%
9.20%
8.28%
40.39%
-3.22%
52.43%
46.46%
20.87%
-57.44%
61.36%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	54.32%
Worst Quarter	(ended	6/30/2022	):	-45.01%
Year-to-Date	(ended	6/30/2024	):	0.09%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	61.36%	13.13%	14.21%
After Taxes on Distributions	61.35%	13.10%	14.18%
After Taxes on Distributions and Sale of Shares	36.34%	10.53%	12.02%
S&P Consumer Discretionary Select Sector Index[1]	39.81%	13.75%	11.80%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.54%
Fee Waiver/Reimbursement[1]	-1.59%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$639	$1,207	$2,756
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 26% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of consumer staples companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S. The Index includes consumer staples companies in the following industries according to the Global Industry Classification Standard (GICS): consumer staples distribution & retail; beverages; food products; tobacco; household products; and personal care products. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones

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Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXR.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.07%. The Index’s highest May to May volatility rate during the five-year period was 27.15% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 9.82%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a

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fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the food, beverage & tobacco, food & staples retailing, and household & personal products industry groups.
○Food, Beverage and Tobacco Industry Risk — Companies in this industry may experience: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight.
○Food and Staples Retailing Industry Risk — The food and staples industry is highly competitive and companies in this industry can be significantly affected by demographic and product trends, competitive pricing, fads, marketing campaigns, environmental factors, government regulation, new laws or litigation that may affect consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. These and other factors may affect supply and demand.
○Household and Personal Products Industry Risk — Companies in this industry may experience: increased emphasis on the delivery of health care through outpatient services, limited product lines, increase costs for research and development, and new market developments and regulatory changes in the health care industry.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
22.35%
8.43%
7.25%
32.91%
-29.20%
57.06%
56.22%
42.40%
-46.73%
2.49%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2020	):	36.92%
Worst Quarter	(ended	3/31/2020	):	-38.03%
Year-to-Date	(ended	6/30/2024	):	11.87%

   Ultra Consumer Staples :: 101
PROSHARES.COM

Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	2.49%	13.79%	9.83%
After Taxes on Distributions	2.19%	13.58%	9.64%
After Taxes on Distributions and Sale of Shares	1.68%	11.07%	8.08%
S&P Consumer Staples Select Sector Index[1]	-0.79%	10.23%	8.26%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

102 :: Ultra Dow30SM
PROSHARES.COM

Investment Objective
ProShares Ultra Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.21%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.96%
Fee Waiver/Reimbursement[1]	-0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$305	$530	$1,177
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of some of the largest U.S. companies. The Index includes 30 of the largest companies except those in the Global Industry Classification Standard (GICS) transportation industry group and utilities sectors. Companies may be included in the Index if the Index provider believes that the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. The 30 companies selected are then weighted based on their price. Companies may be added or removed from the Index at any time. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “DJI.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.

104 :: Ultra Dow30SM
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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.87%. The Index’s highest May to May volatility rate during the five-year period was 17.54% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 11.61%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities,

   Ultra Dow30SM :: 105
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the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
17.94%
-3.27%
31.31%
59.38%
-13.34%
48.39%
2.18%
41.63%
-19.45%
24.30%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	35.52%
Worst Quarter	(ended	3/31/2020	):	-46.21%
Year-to-Date	(ended	6/30/2024	):	5.44%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	24.30%	16.55%	16.10%
After Taxes on Distributions	24.22%	16.40%	15.89%
After Taxes on Distributions and Sale of Shares	14.44%	13.38%	13.65%
Dow Jones Industrial Average[1]	16.18%	12.47%	11.07%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   Ultra Energy :: 107
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Investment Objective
ProShares Ultra Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.29%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.04%
Fee Waiver/Reimbursement[1]	-0.09%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$322	$565	$1,263
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 22% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of energy companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes energy companies in the following industries according to the Global Industry Classification Standard (GICS): energy equipment & services and oil & gas consumable fuels. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in

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March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXE.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 36.94%. The Index’s highest May to May volatility rate during the five-year period was 53.20% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.37%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Energy Industry Risk — The risks of investments in the industry include: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; and risk for environmental damage claims. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the

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future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the energy industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
-21.96%
-43.92%
47.19%
-7.24%
-40.03%
12.59%
-70.32%
115.30%
125.19%
-13.05%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2022	):	85.12%
Worst Quarter	(ended	3/31/2020	):	-81.02%
Year-to-Date	(ended	6/30/2024	):	16.40%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-13.05%	7.09%	-6.61%
After Taxes on Distributions	-13.17%	6.52%	-7.01%
After Taxes on Distributions and Sale of Shares	-7.64%	5.36%	-4.68%
S&P Energy Select Sector Index[1]	-0.59%	13.56%	3.51%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Financial Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.18%
Recoupment[1]	0.02%
Total Annual Fund Operating Expenses[2]	0.95%
1
The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 221% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of financial companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes financial companies in the following industries according to the Global Industry Classification Standard (GICS): banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (“REITS”); and insurance. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The

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Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXM.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 26.61%. The Index’s highest May to May volatility rate during the five-year period was 42.55% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.22%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials industry. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials industry as a whole cannot be predicted.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, diversified financials and insurance industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition. Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Additional bank or financial institution failures may occur in the near term that may limit access to short term liquidity or have adverse impacts to the economy.
○Diversified Financials Industry Risk — Companies in this industry may be affected by: changes in credit ratings, interest rates, loan losses, the performance of credit and financial markets and the availability and cost of capital funds; and adverse effects from governmental regulation and oversight.
○Insurance Industry Risk — Companies in this industry may be impacted by changes in interest rates, catastrophic events, extensive government regulation price competition; economic conditions; and credit rating downgrades.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the
Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
27.39%
-4.06%
31.18%
39.29%
-22.52%
66.04%
-20.14%
67.48%
-32.00%
21.91%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	37.21%
Worst Quarter	(ended	3/31/2020	):	-55.38%
Year-to-Date	(ended	6/30/2024	):	16.42%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	21.91%	12.98%	12.28%
After Taxes on Distributions	21.64%	12.38%	11.88%
After Taxes on Distributions and Sale of Shares	13.11%	10.23%	10.15%
S&P Financial Select Sector Index[1]	12.15%	11.96%	10.04%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-
tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.09%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.84%
Fee Waiver/Reimbursement[1]	-0.89%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$492	$912	$2,086
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 50 largest and most liquid companies that are listed on the Hong Kong Stock Exchange. The top 50 companies based on market capitalization are included in the Index. Only companies offering H Shares, Red Chips, or P Chips may be included in the Index. Selected companies are weighted based on market capitalization, subject to certain limits intended to avoid Index over-concentration in a single security. The Index’s composition and assigned weights are reevaluated quarterly in March, June, September, and December. The Index is constructed and maintained by FTSE International Limited. More

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information about the Index can be found using the Bloomberg ticker symbol “XINO1.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these

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effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 29.15%. The Index’s highest May to May volatility rate during the five-year period was 35.56% (May 31, 2022). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.11%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Chinese Investments Risk — Investments in securities of issuers in China (including variable interest entities (“VIEs”) associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of

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markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Investments in issuers in China may include investments through legal structures known as VIEs. In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as a Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, communication services, consumer discretionary and financials industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition.

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○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
-75%
19.57%
-30.12%
-3.61%
79.84%
-31.32%
24.56%
7.43%
-40.46%
-50.14%
-34.59%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2019	):	26.15%
Worst Quarter	(ended	9/30/2022	):	-43.87%
Year-to-Date	(ended	6/30/2024	):	8.40%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-34.59%	-23.63%	-12.65%
After Taxes on Distributions	-35.24%	-24.05%	-12.93%
After Taxes on Distributions and Sale of Shares	-20.42%	-15.22%	-7.91%
FTSE China 50 Index[1]	-12.92%	-6.52%	-1.32%
S&P Global 1200 Index[1]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio
Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	2.30%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.05%
Fee Waiver/Reimbursement[1]	-2.10%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$744	$1,417	$3,216
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large, mid, and small-cap companies in developed European markets. As of July 31, 2024, the Index included companies from the following 16 countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Companies that meet minimum liquidity and governance requirements are selected for inclusion in the Index. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights

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are reevaluated semi-annually in March and September. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “ACDER.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

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In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.20%. The Index’s highest May to May volatility rate during the five-year period was 26.84% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 9.06%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see
“Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries (including the United Kingdom) have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt.

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These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The military incursion has led to, and may lead to additional sanctions being levied by the United States, European Union, United Kingdom and other countries against Russia. Russia’s military incursion and the resulting sanctions and other rapidly evolving measures in response could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments. The severity, extent and duration of the military conflict, sanctions and resulting market disruptions are impossible to predict, but could have a material adverse effect on the European region and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund’s performance and the value of an investment in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign invest ments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in France and the United Kingdom.
○Exposure to French Investments Risk — Investments in securities of issuers in France include risks such as legal, regulatory, political, currency, security, and economic risks specific to France and concerns regarding the economic outlook for certain European Union (the “EU”) countries, including France.
○Exposure to United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and

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the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented.
Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
-15.91%
-7.41%
-6.58%
56.52%
-32.20%
47.41%
-3.50%
32.29%
-36.45%
32.14%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2022	):	41.67%
Worst Quarter	(ended	3/31/2020	):	-49.37%
Year-to-Date	(ended	6/30/2024	):	7.25%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	32.14%	9.59%	2.01%
After Taxes on Distributions	31.23%	9.37%	1.81%
After Taxes on Distributions and Sale of Shares	18.98%	7.49%	1.48%
FTSE Developed Europe All Cap Index[1,2]	20.11%	9.15%	3.44%
S&P Global 1200 Index[1]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
2
Index performance beginning April 23, 2013 through August 31, 2016 reflects the performance of the FTSE Developed Europe Index. Index performance beginning September 1, 2016 reflects the performance of the FTSE Developed Europe All Cap Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.30%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.05%
Fee Waiver/Reimbursement[1]	-0.10%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$324	$570	$1,274
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of health care companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes health care companies in the following industries according to the Global Industry Classification Standard (GICS): health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharmaceuticals; and life sciences tools & services. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and

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maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXV.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 18.54%. The Index’s highest May to May volatility rate during the five-year period was 29.21% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Health Care Industry Risk — The risks of investments in the industry include: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to

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approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the health care equipment & services and pharmaceuticals, biotechnology & life sciences industry groups.
○Health Care Equipment and Services Industry Risk — Companies in this industry may experience: increased emphasis on the delivery of health care through outpatient services, limited product lines, increase costs for research and development, and new market developments and regulatory changes in the health care industry.
○Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — Companies in this industry may experience: heavy dependence on patents and intellectual property rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
52.07%
7.97%
-8.94%
46.01%
5.39%
38.91%
19.23%
47.83%
-15.13%
-3.19%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2019	):	29.74%
Worst Quarter	(ended	3/31/2020	):	-28.89%
Year-to-Date	(ended	6/30/2024	):	11.85%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-3.19%	15.00%	16.56%
After Taxes on Distributions	-3.24%	14.94%	16.48%
After Taxes on Distributions and Sale of Shares	-1.86%	12.10%	14.14%
S&P Health Care Select Sector Index[1]	2.06%	11.58%	11.34%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.83%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.58%
Fee Waiver/Reimbursement[1]	-0.63%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$437	$801	$1,825
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated high yield corporate debt. The Index includes corporate fixed-rate bonds that are issued by companies domiciled in developed countries and rated BB+ or lower by Fitch Ratings Inc. or Standard and Poor’s Financial Services, LLC and Ba1 or lower by Moody’s Investors Service, Inc. Bonds included in the Index are weighted based market capitalization, subject to a limit of 3% on any one issuer. The Index’s

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positions are reset each month. The Index is constructed and maintained by IHS Markit Benchmark Administration Limited. More information about the Index can be found using the Bloomberg ticker symbol “IBOXHY.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Exchange-Traded Funds — Registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 7.52%. The Index’s highest May to May volatility rate during the five-year period was 11.83% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 3.57%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Furthermore, the transaction costs associated with

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the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Credit Risk — Due to its exposure to debt instruments, the Fund will be subject to credit risk which is the risk that an issuer of debt instruments is unwilling or unable to make timely payments to meet its contractual obligations. When credit risk increases, the price of the debt instruments that comprise the Index will typically decrease. Conversely, when credit risk of the debt instruments decreases, the level of the Index will typically increase. By using sampling techniques, the Fund may be overexposed to certain debt instruments that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such instruments. During an economic downturn, rates of default tend to increase.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Risk of Investing in Exchange-Traded Funds (ETFs) – Investing in other investment companies, such as ETFs, subjects the Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the ETF may not produce its intended results (management risk) and the risk that the ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, investing in ETFs involves the risk that an ETF’s per formance may not track the performance of the index or markets that the ETF is designed to track, which may result in losses to such ETF and, ultimately, the Fund. In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its share of the expenses of the underlying ETF’s expenses.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer services and industrials industry groups.
○Consumer Services Industry Risk — Companies in this industry may experience: prices and profitability affected by the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform

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other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
2.37%
-10.94%
26.55%
11.09%
-6.00%
26.85%
5.30%
6.39%
-23.29%
17.64%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2019	):	15.04%
Worst Quarter	(ended	3/31/2020	):	-23.44%
Year-to-Date	(ended	6/30/2024	):	1.60%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	17.64%	5.10%	4.45%
After Taxes on Distributions	15.62%	4.11%	3.43%
After Taxes on Distributions and Sale of Shares	10.32%	3.52%	3.01%
Markit iBoxx $ Liquid High Yield Index[1]	12.89%	4.78%	4.00%
Bloomberg U.S. Aggregate Bond Index[1]	5.53%	1.10%	1.81%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation

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and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since April 1, 2021.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Industrial Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.69%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.44%
Fee Waiver/Reimbursement[1]	-0.49%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$407	$740	$1,682
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 8% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of industrial companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes industrial companies in the following industries according to the Global Industry Classification Standard (GICS): aerospace & defense; building products; construction & engineering; electrical equipment; industrials conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in

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March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXI.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 23.31%. The Index’s highest May to May volatility rate during the five-year period was 37.13% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 13.42%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Industrials Industry Risk — The risks of investments in the industry include: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the capital goods and transportation industry groups.
○Capital Goods Industry Risk — Companies in this industry may experience: fluctuations in business cycle, heavy dependence on corporate spending and by other factors affecting manufacturing demands, and may be affected by changing economic conditions
○Transportation Industry Risk — Companies in this industry may experience: cyclical revenues and earnings; adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions; fuel prices; grid-lock slow-downs; labor relations; extreme supply-demand fluctuations exacerbating supply route capacity; and inflation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
11.03%
-7.33%
37.00%
49.75%
-26.80%
65.84%
16.20%
34.54%
-32.83%
27.22%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	41.60%
Worst Quarter	(ended	3/31/2020	):	-50.10%
Year-to-Date	(ended	6/30/2024	):	11.25%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	27.22%	17.25%	13.10%
After Taxes on Distributions	27.15%	17.15%	13.00%
After Taxes on Distributions and Sale of Shares	16.16%	13.98%	10.99%
S&P Industrial Select Sector Index[1]	18.13%	14.20%	10.32%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.44%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.19%
Fee Waiver/Reimbursement[1]	-0.24%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$354	$631	$1,422
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 2% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of materials companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes materials companies in the following industries according to theGlobal Industry Classification Standard (GICS): chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “IXB.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.12%. The Index’s highest May to May volatility rate during the five-year period was 35.93% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 14.03%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Materials Industry Risk — The risks of investments in the industry include: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a

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fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the materials industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, perfor mance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
2.82%
-27.39%
37.18%
50.93%
-34.97%
34.03%
16.37%
54.91%
-23.30%
17.87%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	59.93%
Worst Quarter	(ended	3/31/2020	):	-54.33%
Year-to-Date	(ended	6/30/2024	):	3.83%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	17.87%	16.91%	8.18%
After Taxes on Distributions	17.79%	16.69%	8.01%
After Taxes on Distributions and Sale of Shares	10.63%	13.66%	6.63%
S&P Materials Select Sector[1]	12.54%	13.51%	8.63%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,

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have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.25%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.00%
Fee Waiver/Reimbursement[1]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 27% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects 400 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $6.7 billion and $18 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March,

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June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “MID.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.21%. The Index’s highest May to May volatility rate during the five-year period was 38.74% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.25%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

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●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, financials and industrials industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
15.92%
-7.81%
39.87%
30.71%
-25.66%
50.10%
6.12%
48.39%
-31.79%
22.33%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	52.58%
Worst Quarter	(ended	3/31/2020	):	-55.98%
Year-to-Date	(ended	6/30/2024	):	7.71%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	22.33%	14.55%	11.10%
After Taxes on Distributions	22.08%	14.37%	10.97%
After Taxes on Distributions and Sale of Shares	13.36%	11.68%	9.21%
S&P MidCap400 Index[1]	16.44%	12.61%	9.27%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	2.10%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.85%
Fee Waiver/Reimbursement[1]	-1.90%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$703	$1,335	$3,039
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the large and mid-cap segments of the Brazilian market. The Index seeks to include 85% of the market capitalization in Brazil and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization, except that no company is allowed to constitute more than 22.5% of the Index and companies that have a weight above 4.5% are not collectively allowed to constitute more than 45% of the Index. The Index’s composition and assigned weights are reevaluated annually in August with additional weight adjustments occurring in February, May, and November. The Index is constructed and maintained by MSCI Inc. More information about the Index

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can be found using the Bloomberg ticker symbol “MXBR2550.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these

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effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 34.52%. The Index’s highest May to May volatility rate during the five-year period was 52.03% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was .09%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Brazilian Investments Risk — The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets, and is heavily dependent on trading with key partners. Any changes in the volume of this trading, in taxes or tariffs, or in political relationships between nations may adversely affect the Brazilian economy and, as a result, the Fund’s investments. The Brazilian economy has historically been exposed to high rates of inflation and

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a high level of debt, each of which may reduce and/or prevent economic growth. The Brazilian government currently imposes significant taxes on the transfer of currency. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the energy, financials and materials industry groups.
○Energy Industry Risk — Companies in this industry may experience: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; and market, economic and political risks of the countries where energy companies are located or do business. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Materials Industry Risk — Companies in this sector may experience: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; supply and demand issues; and risk for environmental damage and product liability claims.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Brazil.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices

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may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
-36.32%
-70.61%
127.87%
35.20%
-18.71%
44.04%
-60.69%
-39.04%
5.54%
50.38%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2022	):	77.56%
Worst Quarter	(ended	3/31/2020	):	-82.11%
Year-to-Date	(ended	6/30/2024	):	-38.60%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	50.38%	-11.34%	-12.71%
After Taxes on Distributions	49.59%	-11.48%	-12.78%
After Taxes on Distributions and Sale of Shares	29.77%	-8.14%	-8.03%
MSCI Brazil Index[1]	33.05%	5.43%	2.86%
MSCI Emerging Markets Index[1]	9.83%	3.68%	2.66%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade

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at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.08%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.83%
Fee Waiver/Reimbursement[1]	-0.88%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$490	$908	$2,076
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 21 developed market countries around the world, excluding the U.S. and Canada. As of May 31, 2024, the Index included companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in

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May and November with a more limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEA.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

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In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 16.39%. The Index’s highest May to May volatility rate during the five-year period was 21.59% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.04%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and
Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign

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market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan and United Kingdom.
○Exposure to Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to political, economic, or social instability in Japan; risks associated with Japan’s large government deficit; the prevalence and likelihood of natural disasters in Japan; and heavy dependence on international trade and reliant on imports for its commodity needs. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations.
○Exposure to United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
51.28%
39.98%
26.58%
19.87%
2.30%
-15.19%
-6.02%
-2.43%
-30.43%
-33.99%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2022	):	33.29%
Worst Quarter	(ended	3/31/2020	):	-44.92%
Year-to-Date	(ended	6/30/2024	):	6.88%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	26.58%	7.48%	1.62%
After Taxes on Distributions	25.52%	7.26%	1.51%
After Taxes on Distributions and Sale of Shares	15.69%	5.78%	1.20%
MSCI EAFE Index[1]	18.24%	8.16%	4.28%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.73%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.48%
Fee Waiver/Reimbursement[1]	-0.53%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$416	$758	$1,723
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 24 emerging market countries. As of May 31, 2024, the Index included companies from the following 24 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more

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limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEF.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

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In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.26%. The Index’s highest May to May volatility rate during the five-year period was 22.21% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 3.54%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.

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●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instru ments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China, India and Taiwan.
○Exposure to Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
○Exposure to Indian Investments Risk — Investments in securities of issuers in India include risks such as, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India has been prone to natural disasters, such as earthquakes and tsunamis which could have a significant negative impact on its economy.

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○Exposure to Taiwanese Investments Risk — Investments in securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
81.44%
15.29%
31.77%
19.25%
6.92%
-11.07%
-33.58%
-33.80%
-11.03%
-43.14%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	38.82%
Worst Quarter	(ended	3/31/2020	):	-47.11%
Year-to-Date	(ended	6/30/2024	):	8.52%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	6.92%	-3.20%	-3.57%
After Taxes on Distributions	5.95%	-3.50%	-3.73%
After Taxes on Distributions and Sale of Shares	4.07%	-2.51%	-2.66%
MSCI Emerging Markets Index[1]	9.83%	3.68%	2.66%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.30%
Acquired Fund Fees and Expenses[1]	0.17%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.22%
Fee Waiver/Reimbursement[2]	-1.10%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.12%
1
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses (excluding Acquired Fund Fees and Expenses) to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$114	$588	$1,089	$2,468
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the large and mid-cap segments of the Japanese market. The

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Index seeks to include 85% of the market capitalization in Japan and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXJP.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Exchange-Traded Funds — Registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index

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volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.76%. The Index’s highest May to May volatility rate during the five-year period was 19.57% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 7.55%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.

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●Exposure to Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; (iv) risks associated with an increasingly aging and declining population that is likely to strain Japan’s social welfare and pension systems; and (v) relatively high unemployment. Since the year 2000, Japan’s economic growth rate has remained relatively low. As an island nation, Japan has limited natural resources and land area, and the Japanese economy is heavily dependent on international trade and reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets may negatively impact the Japanese economy. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social instability in such countries, could have a negative impact on Japan. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Risk of Investing in Exchange-Traded Funds (ETFs) – Investing in other investment companies, such as ETFs, subjects the Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the ETF may not produce its intended results (management risk) and the risk that the ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, investing in ETFs involves the risk that an ETF’s performance may not track the performance of the index or markets that the ETF is designed to track, which may result in losses to such ETF and, ultimately, the Fund. In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its share of the expenses of the underlying ETF’s expenses.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, industrials and information technology industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related

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risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
48.91%
13.72%
34.38%
31.02%
21.96%
-15.21%
-0.08%
-31.30%
-2.17%
-38.05%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	30.66%
Worst Quarter	(ended	3/31/2020	):	-33.69%
Year-to-Date	(ended	6/30/2024	):	9.40%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	31.02%	5.41%	2.52%
After Taxes on Distributions	30.40%	5.24%	2.31%
After Taxes on Distributions and Sale of Shares	18.34%	4.14%	1.89%
MSCI Japan Index[1]	20.32%	6.91%	4.97%
MSCI EAFE Index[1]	18.24%	8.16%	4.28%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio

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Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.39%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.14%
Fee Waiver/Reimbursement[1]	-0.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$343	$609	$1,369
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 32% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of a set of Nasdaq-listed biotechnology and pharmaceutical companies. The Index includes companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies) that are included in the biotechnology or pharmaceuticals subsectors, according to the Industry Classification Benchmark. The biotechnology and pharmaceutical subsectors include companies engaged in research into and development of biological substances for the purposes of drug discovery and diagnostic development and manufacturers of prescription or over-the-counter drugs. Companies are selected based on market capitalization and liquidity. Selected companies are then weighted based on

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market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NBI.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.78%. The Index’s highest May to May volatility rate during the five-year period was 31.34% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 7.77%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — The risks of investments in the industry include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the

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broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the pharmaceuticals, biotechnology & life sciences industry groups.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
66.69%
13.80%
-44.23%
40.76%
-24.38%
45.52%
39.74%
-5.91%
-28.64%
-1.28%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	56.24%
Worst Quarter	(ended	3/31/2016	):	-42.74%
Year-to-Date	(ended	6/30/2024	):	4.28%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-1.28%	6.15%	4.26%
After Taxes on Distributions	-1.30%	6.15%	4.26%
After Taxes on Distributions and Sale of Shares	-0.75%	4.82%	3.38%
Nasdaq Biotechnology Index[1]	4.59%	8.26%	6.89%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Nasdaq Cloud Computing (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	4.16%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.91%
Fee Waiver/Reimbursement[1]	-3.96%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,120	$2,144	$4,714
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 59% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to track the performance of companies involved in the cloud computing industry. The Index includes companies identified by the Consumer Technology Association (“CTA”) as a cloud computing company. CTA classifies companies as cloud computing if the company is engaged in one or more of the following activities: (1) Infrastructure-as-a-Service (“IaaS”): Companies that deliver cloud computing infrastructure (servers, storage, and networks) as an on-demand service; (2) Platform-as-a-Service (“PaaS”): Companies that deliver a platform for the creation of software in the

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form of virtualization, middleware, and/or operating systems, which are then delivered over the internet; and (3) Software-as-a-Service (“SaaS”): Companies that deliver software applications over the internet enabling other companies to conduct their operations using the application.
Selected companies are weighted based on which cloud computing services they offer. Companies that offer IaaS receive 3 points. Those that offer PaaS receive 2 points. Those that offer SaaS receive 1 point. A company can be awarded points for each type of service they offer. Each company’s cloud score is divided by the total sum of the scores awarded to determine the weight of each security with a maximum weight of 4.5%.
The composition of the Index and the assigned weights are reevaluated quarterly in March, June, September, and December. The Index is constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “CPQ.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these

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effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 30.99%. The Index’s highest May to May volatility rate during the five-year period was 38.21% (May 31, 2023). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.52%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Cloud Computing Risk — Cloud Computing companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions, evolving regulation of the Internet and new privacy laws. Such companies are also susceptible to operational and information security risks including those associated with hardware or software failures, interruptions or delays in service by third party vendors, and security breaches. The business models employed by companies in the cloud computing industry may not prove to be successful. Finally, Cloud

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Computing companies may only derive a portion of their revenue or profits from cloud computing products and services.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the software & services and information technology industry groups.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
104.87%
-75.74%
2022
2023

Best Quarter	(ended	12/31/2023	):	29.71%
Worst Quarter	(ended	6/30/2022	):	-50.66%
Year-to-Date	(ended	6/30/2024	):	12.84%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	104.87%	-18.76%	1/19/2021
After Taxes on Distributions	104.87%	-18.76%	—
After Taxes on Distributions and Sale of Shares	62.08%	-13.55%	—
ISE CTA Cloud Computing Index[1]	53.03%	-3.04%	—
Nasdaq-100® Index[1]	55.13%	10.06%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since January 2021.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Ultra Nasdaq Cybersecurity (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity IndexSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	3.22%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.97%
Fee Waiver/Reimbursement[1]	-3.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$932	$1,784	$3,991
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to track the performance of companies engaged in the cybersecurity segment of the technology and industrial sectors. The Index includes companies identified by the Consumer Technology Association (“CTA”) as a cybersecurity company. The Index includes companies primarily involved in the building, implementation and management of security protocols to provide protection of the integrity of data and network operations, applied to private and public networks, computers and mobile devices. Companies are selected based on market capitalization and liquidity. Selected companies are then weighted based on market cap. The composition of the Index and the assigned weights are reevaluated semi-annually in March and September, with

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additional weight adjustments occurring in June and December. The Index is constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NQCYBR.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.94%. The Index’s highest May to May volatility rate during the five-year period was 30.07% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 16.20%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Cybersecurity Investing Risk — Cybersecurity companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Finally, Cybersecurity companies may only derive a portion of their revenue or profits from cybersecurity products and services.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the software & services industry group.
○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
70.07%
-54.82%
2022
2023

Best Quarter	(ended	12/31/2023	):	37.01%
Worst Quarter	(ended	6/30/2022	):	-45.51%
Year-to-Date	(ended	6/30/2024	):	3.87%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	70.07%	-0.18%	1/19/2021
After Taxes on Distributions	69.65%	-0.33%	—
After Taxes on Distributions and Sale of Shares	41.46%	-0.20%	—
Nasdaq CTA Cybersecurity Index[1]	40.73%	7.26%	—
Nasdaq-100® Index[1]	55.13%	10.06%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

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Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since January 2021.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other finan cial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Ultra QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.22%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.97%
Fee Waiver/Reimbursement[1]	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$307	$534	$1,188
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 24% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is

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constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDX.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.79%. The Index’s highest May to May volatility rate during the five-year period was 31.95% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 22.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
37.52%
14.74%
10.01%
70.55%
-8.39%
82.07%
89.03%
54.32%
-60.49%
117.08%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	64.95%
Worst Quarter	(ended	6/30/2022	):	-42.26%
Year-to-Date	(ended	6/30/2024	):	31.58%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	117.08%	35.43%	28.58%
After Taxes on Distributions	117.03%	35.39%	28.55%
After Taxes on Distributions and Sale of Shares	69.35%	29.96%	25.42%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.35%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.10%
Fee Waiver/Reimbursement[1]	-0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$335	$592	$1,327
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 25% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of real estate companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes real estate companies in the following industries according to the Global Industry Classification Standard (GICS): diversified real estate investment trusts (“REITs”); industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the

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Index can be found using the Bloomberg ticker symbol “IXRE.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.27%. The Index’s highest May to May volatility rate during the five-year period was 38.70% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 4.37%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Real Estate Industry Risk — Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; periodic overbuilding and market saturation; changes in general and local economic conditions; changes in demographic trends, such as population shifts or changing tastes and values; concentration in a particular geographic region or property type; catastrophic events such as earthquakes, hurricanes and terrorist acts; casualty or condemnation losses; decreases in market rates for rents; increased competition; increases in property taxes, interest rates, capital expenditures, or operating expenses; changes in the availability, cost and terms of mortgage funds; defaults by borrowers or tenants; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. Although interest rates have significantly increased since 2022, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover

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and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the real estate industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
57.64%
-0.19%
10.38%
16.57%
-13.53%
57.39%
-27.94%
87.49%
-49.40%
11.16%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2023	):	36.58%
Worst Quarter	(ended	3/31/2020	):	-49.92%
Year-to-Date	(ended	6/30/2024	):	-9.27%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	11.16%	3.65%	7.67%
After Taxes on Distributions	10.62%	3.26%	7.21%
After Taxes on Distributions and Sale of Shares	6.68%	2.71%	6.04%
S&P Real Estate Select Sector Index[1]	12.36%	8.91%	8.86%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.34%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.09%
Fee Waiver/Reimbursement[1]	-0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$333	$587	$1,316
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 40% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the small-cap segment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of July 31, 2024, the market capitalization of each company within the Index was below $12 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated each June. The Index is constructed and maintained by FTSE

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Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.64%. The Index’s highest May to May volatility rate during the five-year period was 40.16% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.60%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities,

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the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
6.04%
-11.99%
40.72%
27.05%
-25.75%
48.48%
16.52%
23.93%
-43.67%
22.45%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	69.77%
Worst Quarter	(ended	3/31/2020	):	-57.26%
Year-to-Date	(ended	6/30/2024	):	-1.60%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	22.45%	8.14%	6.24%
After Taxes on Distributions	22.35%	8.06%	6.17%
After Taxes on Distributions and Sale of Shares	13.36%	6.41%	5.02%
Russell 2000® Index[1]	16.93%	9.97%	7.15%
Russell 3000® Index[1]	25.96%	15.16%	11.48%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[1]	0.89%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The top 500 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPX.”

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Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 21.33%. The Index’s highest May to May volatility rate during the five-year period was 32.96% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.79%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.

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○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
25.62%
-1.08%
21.24%
44.20%
-14.44%
63.75%
21.60%
60.28%
-38.94%
46.47%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	40.89%
Worst Quarter	(ended	3/31/2020	):	-40.92%
Year-to-Date	(ended	6/30/2024	):	27.61%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	46.47%	23.34%	18.16%
After Taxes on Distributions	46.41%	23.24%	18.04%
After Taxes on Distributions and Sale of Shares	27.56%	19.23%	15.59%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.

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Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.20%
Total Annual Fund Operating Expenses[1]	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 104% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. companies in the semiconductors subsector. The semiconductor subsector includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. U.S. companies in this sub-sector are selected and then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments occurring in March, June and December. The Index is constructed and maintained by S&P Dow Jones

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Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJUSSC.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 37.71%. The Index’s highest May to May volatility rate during the five-year period was 46.37% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 43.26%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Semiconductors and Semiconductor Equipment Industry Risk — The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as

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developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

250%
200%
150%
100%
50%
0%
-50%
-100%
78.01%
-8.33%
58.15%
80.93%
-26.28%
109.28%
68.47%
103.85%
-68.56%
229.19%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2023	):	74.65%
Worst Quarter	(ended	6/30/2022	):	-52.32%
Year-to-Date	(ended	6/30/2024	):	155.96%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	229.19%	49.38%	38.30%
After Taxes on Distributions	229.15%	49.26%	38.15%
After Taxes on Distributions and Sale of Shares	135.71%	42.56%	34.63%
Dow Jones U.S. Semiconductors Index[1]	96.95%	33.49%	25.14%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.41%
Fee Waiver/Reimbursement[1]	-0.46%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$401	$727	$1,651
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 38% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of small-cap companies listed and domiciled in the U.S. The Index selects 600 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $1 billion and $6.7 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “SML.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.50%. The Index’s highest May to May volatility rate during the five-year period was 40.97% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.12%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its
Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Small-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices. Additionally, small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated

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with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calcu lation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
7.81%
-7.35%
52.69%
23.28%
-21.59%
41.23%
-1.39%
51.51%
-36.21%
20.83%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	69.13%
Worst Quarter	(ended	3/31/2020	):	-59.62%
Year-to-Date	(ended	6/30/2024	):	-6.15%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	20.83%	10.21%	9.14%
After Taxes on Distributions	20.55%	10.10%	9.07%
After Taxes on Distributions and Sale of Shares	12.49%	8.08%	7.49%
S&P Small-Cap 600 Index[1]	16.05%	11.02%	8.65%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Technology Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.18%
Recoupment[1]	0.02%
Total Annual Fund Operating Expenses[2]	0.95%
1
The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimburse
ments, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 17% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of information technology companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes information technology companies in the following industries according to theGlobal Industry Classification Standard (GICS): IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March,

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June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXT.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.59%. The Index’s highest May to May volatility rate during the five-year period was 38.26% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 25.29%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. More over, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Technology Industry Risk — Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may experience intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to

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approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment, software & services and technology hardware & equipment industry groups.
○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
○Technology Hardware and Equipment Industry Risk — Companies in this industry may experience: effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense

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limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
38.86%
2.88%
24.38%
81.21%
-10.03%
102.19%
80.35%
77.65%
-63.81%
130.09%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	67.80%
Worst Quarter	(ended	6/30/2022	):	-42.64%
Year-to-Date	(ended	6/30/2024	):	32.20%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	130.09%	40.08%	31.64%
After Taxes on Distributions	130.08%	40.06%	31.60%
After Taxes on Distributions and Sale of Shares	77.01%	34.16%	28.33%
S&P Technology Select Sector Index[1]	56.13%	26.89%	20.13%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Ultra Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Utilities Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.19%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.94%
Fee Waiver/Reimbursement[1]	-0.99%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$513	$955	$2,184
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of utilities companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes utilities companies in the following industries according to theGlobal Industry Classification Standard (GICS): electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “IXU.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not

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represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 23.27%. The Index’s highest May to May volatility rate during the five-year period was 37.34% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Utilities Industry Risk — The risks of investments in the industry include: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; and the fact that deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and create greater competition, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to

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approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the utilities industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented.
Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
58.61%
-13.02%
31.28%
22.28%
2.70%
47.95%
-17.37%
32.64%
-4.56%
-22.33%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2016	):	32.45%
Worst Quarter	(ended	3/31/2020	):	-33.82%
Year-to-Date	(ended	6/30/2024	):	13.75%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-22.33%	3.75%	10.58%
After Taxes on Distributions	-22.75%	3.39%	10.14%
After Taxes on Distributions and Sale of Shares	-12.90%	2.93%	8.72%
S&P Utilities Select Sector[1]	-7.08%	7.11%	8.92%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,

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have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately three times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.19%
Recoupment[1]	0.01%
Total Annual Fund Operating Expenses[2]	0.95%
1
The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 87% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of some of the largest U.S. companies. The Index includes 30 of the largest companies except those in the Global Industry Classification Standard (GICS) transportation industry group and utilities sectors. Companies may be included in the Index if the Index provider believes that the company has an excellent

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reputation, demonstrates sustained growth and is of interest to a large number of investors. The 30 companies selected are then weighted based on their price. Companies may be added or removed from the Index at any time. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJI.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index

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gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -75.8%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.87%. The Index’s highest May to May volatility rate during the five-year period was 17.54% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 11.61%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see
“Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

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●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
25.71%
-8.35%
47.02%
98.88%
-23.51%
75.55%
-17.10%
65.08%
-32.34%
32.59%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	50.93%
Worst Quarter	(ended	3/31/2020	):	-66.36%
Year-to-Date	(ended	6/30/2024	):	6.27%

   UltraPro Dow30SM :: 237
PROSHARES.COM

Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	32.59%	16.60%	18.70%
After Taxes on Distributions	32.21%	16.41%	18.55%
After Taxes on Distributions and Sale of Shares	19.46%	13.41%	16.09%
Dow Jones Industrial Average[1]	16.18%	12.47%	11.07%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

238 :: UltraPro MidCap400
PROSHARES.COM

Investment Objective
ProShares UltraPro MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately three times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.75%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.50%
Fee Waiver/Reimbursement[1]	-0.55%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$420	$766	$1,744
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 48% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects 400 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $6.7 billion and $18 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March,

   UltraPro MidCap400 :: 239
PROSHARES.COM

June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “MID.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

240 :: UltraPro MidCap400
PROSHARES.COM

larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -75.8%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.21%. The Index’s highest May to May volatility rate during the five-year period was 38.74% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.25%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

   UltraPro MidCap400 :: 241
PROSHARES.COM

●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, financials and industrials industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

242 :: UltraPro MidCap400
PROSHARES.COM

Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
22.97%
-14.30%
59.28%
46.86%
-38.92%
76.70%
-17.52%
72.94%
-49.49%
26.82%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	85.87%
Worst Quarter	(ended	3/31/2020	):	-75.67%
Year-to-Date	(ended	6/30/2024	):	8.65%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	26.82%	10.06%	9.29%
After Taxes on Distributions	26.76%	9.98%	9.24%
After Taxes on Distributions and Sale of Shares	15.91%	7.97%	7.64%
S&P MidCap400 Index[1]	16.44%	12.61%	9.27%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   UltraPro QQQ® :: 243
PROSHARES.COM

Investment Objective
ProShares UltraPro QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Nasdaq-100® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately three times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.22%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.97%
Fee Waiver/Reimbursement[1,2]	-0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.84%
1
ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive a portion of the Investment Advisory Fee through September 30, 2025. For the fiscal year ended May 31, 2024, the amount of the waiver was 0.11%.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$86	$296	$524	$1,178
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 32% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is

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constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDX.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -75.8%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.79%. The Index’s highest May to May volatility rate during the five-year period was 31.95% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 22.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

200%
150%
100%
50%
0%
-50%
-100%
56.82%
17.41%
11.05%
118.64%
-19.65%
133.92%
109.85%
82.30%
-79.03%
198.19%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	104.49%
Worst Quarter	(ended	6/30/2022	):	-58.60%
Year-to-Date	(ended	6/30/2024	):	46.47%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	198.19%	41.12%	35.00%
After Taxes on Distributions	196.23%	40.89%	34.88%
After Taxes on Distributions and Sale of Shares	117.11%	34.96%	31.50%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately three times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.37%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.12%
Fee Waiver/Reimbursement[1]	-0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$339	$600	$1,348
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 526% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the small-cap segment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of July 31, 2024, the market capitalization of each company within the Index was below $12 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated each June. The Index is constructed and maintained by FTSE

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Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”
Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -75.8%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.64%. The Index’s highest May to May volatility rate during the five-year period was 40.16% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.60%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities,

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the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
5.60%
-20.60%
58.75%
39.76%
-39.52%
72.24%
-8.08%
28.79%
-62.77%
24.31%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	117.22%
Worst Quarter	(ended	3/31/2020	):	-76.96%
Year-to-Date	(ended	6/30/2024	):	-6.31%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	24.31%	-1.16%	0.60%
After Taxes on Distributions	24.11%	-1.21%	0.57%
After Taxes on Distributions and Sale of Shares	14.49%	-0.88%	0.46%
Russell 2000® Index[1]	16.93%	9.97%	7.15%
Russell 3000® Index[1]	25.96%	15.16%	11.48%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately three times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.16%
Total Annual Fund Operating Expenses[1]	0.91%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 18% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The top 500 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPX.”

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Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors

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on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -75.8%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 21.33%. The Index’s highest May to May volatility rate during the five-year period was 32.96% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.79%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.

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○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
38.00%
-5.05%
30.11%
71.27%
-24.92%
102.86%
10.21%
97.96%
-56.80%
68.43%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	61.08%
Worst Quarter	(ended	3/31/2020	):	-60.46%
Year-to-Date	(ended	6/30/2024	):	41.01%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	68.43%	26.35%	21.58%
After Taxes on Distributions	68.06%	26.22%	21.48%
After Taxes on Distributions and Sale of Shares	40.68%	21.85%	18.79%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.

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Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.23%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.98%
Fee Waiver/Reimbursement[1]	-0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$309	$539	$1,199
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than 20 years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index

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is constructed and maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT20.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the

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Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.37%. The Index’s highest May to May volatility rate during the five-year period was 21.17% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see
“Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than

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securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

200%
150%
100%
50%
0%
-50%
-100%
-55.62%
-11.02%
-13.32%
-25.25%
6.75%
-35.57%
-53.94%
2.54%
152.33%
-11.25%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	52.82%
Worst Quarter	(ended	3/31/2020	):	-54.28%
Year-to-Date	(ended	6/30/2024	):	22.15%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-11.25%	-7.38%	-15.47%
After Taxes on Distributions	-15.27%	-8.39%	-15.95%
After Taxes on Distributions and Sale of Shares	-6.71%	-5.79%	-9.33%
ICE U.S. Treasury 20+ Year Bond Index[1,2]	2.16%	-1.80%	2.18%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio
Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Short Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.19%
Recoupment[1]	0.01%
Total Annual Fund Operating Expenses[2]	0.95%
1
The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of some of the largest U.S. companies. The Index includes 30 of the largest companies except those in the Global Industry Classification Standard (GICS) transportation industry group and utilities sectors. Companies may be included in the Index if the Index provider believes that the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. The 30 companies selected are then weighted based on their price. Companies may be added or removed from the Index at any time. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJI.”

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Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.87%. The Index’s highest May to May volatility rate during the five-year period was 17.54% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 11.61%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a

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fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
0%
-15%
-30%
-45%
-60%
-75%
-30.16%
-13.81%
-42.19%
-52.19%
-0.70%
-49.56%
-66.49%
-48.90%
3.88%
-28.80%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2018	):	34.75%
Worst Quarter	(ended	6/30/2020	):	-50.24%
Year-to-Date	(ended	6/30/2024	):	-6.65%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-28.80%	-42.31%	-36.56%
After Taxes on Distributions	-30.00%	-42.61%	-36.76%
After Taxes on Distributions and Sale of Shares	-16.87%	-22.06%	-13.07%
Dow Jones Industrial Average[1]	16.18%	12.47%	11.07%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax

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rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other finan cial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

268 :: UltraPro Short MidCap400
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Investment Objective
ProShares UltraPro Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.76%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.51%
Fee Waiver/Reimbursement[1]	-1.56%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$632	$1,195	$2,728
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects 400 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $6.7 billion and $18 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained

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by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “MID.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.21%. The Index’s highest May to May volatility rate during the five-year period was 38.74% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.25%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to

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day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, financials and industrials industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the
Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-75%
29.50%
7.35%
-32.54%
-7.41%
-51.16%
-38.60%
-53.07%
-74.68%
-58.08%
-38.21%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2018	):	66.72%
Worst Quarter	(ended	6/30/2020	):	-61.30%
Year-to-Date	(ended	6/30/2024	):	-14.85%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-38.21%	-49.44%	-38.29%
After Taxes on Distributions	-38.96%	-49.62%	-38.40%
After Taxes on Distributions and Sale of Shares	-22.50%	-23.39%	-13.14%
S&P MidCap400 Index[1]	16.44%	12.61%	9.27%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-
tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.23%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.98%
Fee Waiver/Reimbursement[1]	-0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$309	$539	$1,199
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is constructed and maintained by Nasdaq Inc. More information

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about the Index can be found using the Bloomberg ticker symbol “NDX.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.79%. The Index’s highest May to May volatility rate during the five-year period was 31.95% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 22.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

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●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
-75%
-100%
-47.89%
-37.48%
-30.06%
-58.75%
-20.97%
-65.94%
-86.38%
-60.90%
82.36%
-73.63%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	73.61%
Worst Quarter	(ended	6/30/2020	):	-61.22%
Year-to-Date	(ended	6/30/2024	):	-36.36%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-73.63%	-61.26%	-52.01%
After Taxes on Distributions	-74.22%	-61.51%	-52.20%
After Taxes on Distributions and Sale of Shares	-43.45%	-24.46%	-13.34%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.29%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.04%
Fee Waiver/Reimbursement[1]	-0.09%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$322	$565	$1,263
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the small-cap segment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of July 31, 2024, the market capitalization of each company within the Index was below $12 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated

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each June. The Index is constructed and maintained by FTSE Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the

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Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.64%. The Index’s highest May to May volatility rate during the five-year period was 40.16% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.60%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily

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investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-75%
-100%
-27.96%
-5.38%
-55.00%
-38.41%
23.15%
-53.85%
-80.55%
-51.68%
28.84%
-42.05%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2018	):	80.52%
Worst Quarter	(ended	6/30/2020	):	-64.45%
Year-to-Date	(ended	6/30/2024	):	-5.40%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-42.05%	-49.64%	-38.67%
After Taxes on Distributions	-42.90%	-49.87%	-38.83%
After Taxes on Distributions and Sale of Shares	-24.73%	-23.40%	-13.15%
Russell 2000® Index[1]	16.93%	9.97%	7.15%
Russell 3000® Index[1]	25.96%	15.16%	11.48%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraPro Short S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately three times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately three times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[1]	0.89%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The top 500 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPX.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.

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●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 33% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each

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column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -60% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -87.10%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Three Times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 21.33%. The Index’s highest May to May volatility rate during the five-year period was 32.96% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.79%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods com pare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-75%
-36.98%
-16.80%
-35.27%
-44.20%
3.73%
-56.38%
-70.46%
-57.87%
36.11%
-45.96%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	51.43%
Worst Quarter	(ended	6/30/2020	):	-51.26%
Year-to-Date	(ended	6/30/2024	):	-30.35%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-45.96%	-47.49%	-38.42%
After Taxes on Distributions	-47.16%	-47.81%	-38.65%
After Taxes on Distributions and Sale of Shares	-27.04%	-23.08%	-13.14%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7–10 Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.18%
Fee Waiver/Reimbursement[1]	-0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$352	$627	$1,411
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than seven years and less than or equal to ten years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index is constructed and

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maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT7.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the

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Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 7.77%. The Index’s highest May to May volatility rate during the five-year period was 10.48% (May 31, 2023). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -1.26%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see
“Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than

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securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
-17.94%
-6.01%
-3.40%
-4.15%
1.86%
-11.36%
-18.65%
4.17%
38.56%
3.01%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2022	):	13.24%
Worst Quarter	(ended	3/31/2020	):	-18.10%
Year-to-Date	(ended	6/30/2024	):	9.09%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	3.01%	1.40%	-2.46%
After Taxes on Distributions	1.49%	0.95%	-2.70%
After Taxes on Distributions and Sale of Shares	1.78%	0.88%	-1.92%
ICE U.S. Treasury 7-10 Year Bond Index[1,2]	3.37%	0.33%	1.65%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio
Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.16%
Total Annual Fund Operating Expenses[1]	0.91%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government. The Index includes fixed rate securities with a minimum term to maturity greater than 20 years. The Index excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The bonds included in the Index are weighted based on market capitalization. The Index’s positions are reset each month. The Index is constructed and maintained by ICE Data Indices, LLC. More information about the Index can be found using the Bloomberg ticker symbol “IDCOT20.”

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Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.37%. The Index’s highest May to May volatility rate during the five-year period was 21.17% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity

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of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
-41.39%
-5.42%
-7.78%
-16.82%
5.84%
-23.80%
-37.76%
3.16%
94.02%
-2.55%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	34.28%
Worst Quarter	(ended	3/31/2020	):	-38.89%
Year-to-Date	(ended	6/30/2024	):	16.75%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-2.55%	-1.54%	-8.39%
After Taxes on Distributions	-4.49%	-2.14%	-8.70%
After Taxes on Distributions and Sale of Shares	-1.53%	-1.42%	-5.82%
ICE U.S. Treasury 20+ Year Bond Index[1,2]	2.16%	-1.80%	2.18%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
2
Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-
deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	4.39%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	5.14%
Fee Waiver/Reimbursement[1]	-4.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,165	$2,230	$4,880
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of consumer discretionary companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes consumer discretionary companies in the following industries according to the Global Industry Classification Standard (GICS): automobile components; automobiles; household durables; leisure products; textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and specialty retail. These companies are then weighted based on market capitalization. The Index’s composition and the

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assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXY.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.65%. The Index’s highest May to May volatility rate during the five-year period was 32.49% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.78%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Consumer Discretionary Industry Risk — The risks of investments in the industry include: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of

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the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the automobiles & components, consumer services and retailing industry groups.
○Automobiles & Components Industry Risk — Companies in this industry may experience: cyclicality of revenues and earnings; labor relations and fluctuating component prices; significant capital expenditures in automotive technologies; and adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions.
○Consumer Services Industry Risk — Companies in this industry may experience: prices and profitability affected by the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending.
○Retailing Industry Risk — Companies in this sector may experience: changes in domestic and international economies, consumer confidence, disposable household income and spending, consumer preferences, and competition.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
-28.25%
-18.96%
-15.99%
-31.27%
-10.35%
-38.53%
-54.46%
-25.80%
63.33%
-44.41%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	59.25%
Worst Quarter	(ended	6/30/2020	):	-40.75%
Year-to-Date	(ended	6/30/2024	):	-2.43%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-44.41%	-28.37%	-24.94%
After Taxes on Distributions	-45.28%	-28.75%	-25.17%
After Taxes on Distributions and Sale of Shares	-26.22%	-17.52%	-11.91%
S&P Consumer Discretionary Select Sector Index[1]	39.81%	13.75%	11.80%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	5.74%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	6.49%
Fee Waiver/Reimbursement[1]	-5.54%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,427	$2,719	$5,782
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of consumer staples companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S. The Index includes consumer staples companies in the following industries according to the Global Industry Classification Standard (GICS): consumer staples distribution & retail; beverages; food products; tobacco; household products; and personal care products. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December.

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The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXR.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.07%. The Index’s highest May to May volatility rate during the five-year period was 27.15% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 9.82%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s abil ity to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of

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the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the food, beverage & tobacco, food & staples retailing, and household & personal products industry groups.
○Food, Beverage and Tobacco Industry Risk — Companies in this industry may experience: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight.
○Food and Staples Retailing Industry Risk — The food and staples industry is highly competitive and companies in this industry can be significantly affected by demographic and product trends, competitive pricing, fads, marketing campaigns, environmental factors, government regulation, new laws or litigation that may affect consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. These and other factors may affect supply and demand.
○Household and Personal Products Industry Risk — Companies in this industry may experience: increased emphasis on the delivery of health care through outpatient services, limited product lines, increase costs for research and development, and new market developments and regulatory changes in the health care industry.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the

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Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-75%
-23.68%
-17.19%
-14.11%
-27.07%
31.06%
-38.87%
-58.30%
-37.85%
46.98%
-2.89%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	29.53%
Worst Quarter	(ended	6/30/2020	):	-33.09%
Year-to-Date	(ended	6/30/2024	):	-9.28%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-2.89%	-25.72%	-19.29%
After Taxes on Distributions	-4.46%	-26.08%	-19.50%
After Taxes on Distributions and Sale of Shares	-1.72%	-16.37%	-10.58%
S&P Consumer Staples Select Sector Index[1]	-0.79%	10.23%	8.26%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

308 :: UltraShort Dow30SM
PROSHARES.COM

Investment Objective
ProShares UltraShort Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.02%
Fee Waiver/Reimbursement[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$318	$556	$1,241
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of some of the largest U.S. companies. The Index includes 30 of the largest companies except those in the Global Industry Classification Standard (GICS) transportation industry group and utilities sectors. Companies may be included in the Index if the Index provider believes that the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. The 30 companies selected are then weighted based on their price. Companies may be added or removed from the Index at any time. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “DJI.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.87%. The Index’s highest May to May volatility rate during the five-year period was 17.54% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 11.61%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

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●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

10%
0%
-10%
-20%
-30%
-40%
-50%
-20.59%
-7.39%
-29.56%
-38.56%
2.81%
-35.47%
-44.51%
-35.06%
6.98%
-18.79%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	28.59%
Worst Quarter	(ended	6/30/2020	):	-35.16%
Year-to-Date	(ended	6/30/2024	):	-3.56%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-18.79%	-27.38%	-23.79%
After Taxes on Distributions	-19.87%	-27.68%	-23.99%
After Taxes on Distributions and Sale of Shares	-11.02%	-17.10%	-11.69%
Dow Jones Industrial Average[1]	16.18%	12.47%	11.07%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   UltraShort Energy :: 313
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Investment Objective
ProShares UltraShort Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.26%
Fee Waiver/Reimbursement[1]	-0.31%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$369	$662	$1,495
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of energy companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes energy companies in the following industries according to the Global Industry Classification Standard (GICS): energy equipment & services and oil & gas consumable fuels. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and

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maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXE.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 36.94%. The Index’s highest May to May volatility rate during the five-year period was 53.20% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.37%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Energy Industry Risk — The risks of investments in the industry include: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; and risk for environmental damage claims. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the

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future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the energy industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calcu lation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-75%
8.44%
34.57%
-47.89%
-1.02%
35.65%
-23.29%
-24.55%
-68.17%
-72.97%
-2.20%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	153.53%
Worst Quarter	(ended	6/30/2020	):	-57.39%
Year-to-Date	(ended	6/30/2024	):	-15.77%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-2.20%	-45.36%	-25.93%
After Taxes on Distributions	-3.73%	-45.57%	-26.08%
After Taxes on Distributions and Sale of Shares	-1.26%	-22.74%	-12.06%
S&P Energy Select Sector Index[1]	-0.59%	13.56%	3.51%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.55%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.30%
Fee Waiver/Reimbursement[1]	-0.35%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$378	$679	$1,537
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of financial companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes financial companies in the following industries according to the Global Industry Classification Standard (GICS): banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (“REITS”); and insurance. These companies are then weighted based on

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market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXM.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 26.61%. The Index’s highest May to May volatility rate during the five-year period was 42.55% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.22%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials industry. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials industry as a whole cannot be predicted.

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●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, diversified financials and insurance industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition. Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Additional bank or financial institution failures may occur in the near term that may limit access to short term liquidity or have adverse impacts to the economy.
○Diversified Financials Industry Risk — Companies in this industry may be affected by: changes in credit ratings, interest rates, loan losses, the performance of credit and financial markets and the availability and cost of capital funds; and adverse effects from governmental regulation and oversight.
○Insurance Industry Risk — Companies in this industry may be impacted by changes in interest rates, catastrophic events, extensive government regulation price competition; economic conditions; and credit rating downgrades.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
-40%
-50%
-27.84%
-8.64%
-33.36%
-31.57%
15.66%
-42.72%
-42.34%
-47.65%
17.53%
-21.86%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	42.09%
Worst Quarter	(ended	6/30/2020	):	-34.52%
Year-to-Date	(ended	6/30/2024	):	-13.09%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-21.86%	-30.79%	-25.15%
After Taxes on Distributions	-22.90%	-31.04%	-25.28%
After Taxes on Distributions and Sale of Shares	-12.83%	-18.53%	-11.95%
S&P Financial Select Sector Index[1]	12.15%	11.96%	10.04%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-
deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.69%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.44%
Fee Waiver/Reimbursement[1]	-0.49%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$407	$740	$1,682
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 50 largest and most liquid companies that are listed on the Hong Kong Stock Exchange. The top 50 companies based on market capitalization are included in the Index. Only companies offering H Shares, Red Chips, or P Chips may be included in the Index. Selected companies are weighted based on market capitalization, subject to certain limits intended to avoid Index over-concentration in a single security. The Index’s composition and assigned weights are reevaluated quarterly in March, June, September, and December. The Index is constructed and maintained by FTSE International Limited. More

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information about the Index can be found using the Bloomberg ticker symbol “XINO1.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 29.15%. The Index’s highest May to May volatility rate during the five-year period was 35.56% (May 31, 2022). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was -5.11%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Chinese Investments Risk — Investments in securities of issuers in China (including variable interest entities (“VIEs”) associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire

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Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Investments in issuers in China may include investments through legal structures known as VIEs. In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as a Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, indus tries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the banks, communication services, consumer discretionary and financials industry groups.
○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition.

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○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

25%
0%
-25%
-50%
-30.91%
-0.73%
-18.99%
-49.78%
12.45%
-28.92%
-39.53%
23.48%
-11.90%
12.77%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2022	):	64.04%
Worst Quarter	(ended	12/31/2022	):	-31.59%
Year-to-Date	(ended	6/30/2024	):	-20.23%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	12.77%	-12.01%	-16.46%
After Taxes on Distributions	11.71%	-12.26%	-16.59%
After Taxes on Distributions and Sale of Shares	7.52%	-8.62%	-9.63%
FTSE China 50 Index[1]	-12.92%	-6.52%	-1.32%
S&P Global 1200 Index[1]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio
Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.35%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.10%
Fee Waiver/Reimbursement[1]	-0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$335	$592	$1,327
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large, mid, and small-cap companies in developed European markets. As of July 31, 2024, the Index included companies from the following 16 countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Companies that meet minimum liquidity and governance requirements are selected for inclusion in the Index. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in March and September. The

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Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “ACDER.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 20.20%. The Index’s highest May to May volatility rate during the five-year period was 26.84% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 9.06%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries (including the United Kingdom) have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the

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economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The military incursion has led to, and may lead to additional sanctions being levied by the United States, European Union, United Kingdom and other countries against Russia. Russia’s military incursion and the resulting sanctions and other rapidly evolving measures in response could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments. The severity, extent and duration of the military conflict, sanctions and resulting market disruptions are impossible to predict, but could have a material adverse effect on the European region and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund’s performance and the value of an investment in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in France and the United Kingdom.
○Exposure to French Investments Risk — Investments in securities of issuers in France include risks such as legal, regulatory, political, currency, security, and economic risks specific to France and concerns regarding the economic outlook for certain European Union (the “EU”) countries, including France.
○Exposure to United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British

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economy may be impacted by changes to the economic condition of the United States and other European countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
5.01%
-7.67%
-12.47%
-39.42%
31.88%
-36.34%
-36.78%
-32.17%
16.07%
-30.92%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	46.95%
Worst Quarter	(ended	12/31/2022	):	-35.00%
Year-to-Date	(ended	6/30/2024	):	-8.33%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-30.92%	-26.20%	-17.37%
After Taxes on Distributions	-31.70%	-26.45%	-17.51%
After Taxes on Distributions and Sale of Shares	-18.25%	-16.57%	-9.95%
FTSE Developed Europe All Cap Index[1]	20.11%	9.15%	3.44%
S&P Global 1200 Index[1]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio

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Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   UltraShort Health Care :: 335
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Investment Objective
ProShares UltraShort Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	5.24%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	5.99%
Fee Waiver/Reimbursement[1]	-5.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,331	$2,541	$5,462
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of health care companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes health care companies in the following industries according to the Global Industry Classification Standard (GICS): health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharmaceuticals; and life sciences tools & services. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated

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every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXV.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 18.54%. The Index’s highest May to May volatility rate during the five-year period was 29.21% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Health Care Industry Risk — The risks of investments in the industry include: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily

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investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the health care equipment & services and pharmaceuticals, biotechnology & life sciences industry groups.
○Health Care Equipment and Services Industry Risk — Companies in this industry may experience: increased emphasis on the delivery of health care through outpatient services, limited product lines, increase costs for research and development, and new market developments and regulatory changes in the health care industry.
○Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — Companies in this industry may experience: heavy dependence on patents and intellectual property rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when mea sured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

10%
0%
-10%
-20%
-30%
-40%
-50%
-41.36%
-21.29%
-2.76%
-34.38%
-15.81%
-32.32%
-44.10%
-37.94%
0.99%
3.29%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2015	):	21.35%
Worst Quarter	(ended	6/30/2020	):	-29.46%
Year-to-Date	(ended	6/30/2024	):	-9.28%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	3.29%	-24.52%	-24.43%
After Taxes on Distributions	2.06%	-24.83%	-24.59%
After Taxes on Distributions and Sale of Shares	1.99%	-15.78%	-11.82%
S&P Health Care Select Sector Index[1]	2.06%	11.58%	11.34%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrial Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	3.03%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.78%
Fee Waiver/Reimbursement[1]	-2.83%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$893	$1,709	$3,837
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of industrial companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes industrial companies in the following industries according to the Global Industry Classification Standard (GICS): aerospace & defense; building products; construction & engineering; electrical equipment; industrials conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated

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every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXI.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 23.31%. The Index’s highest May to May volatility rate during the five-year period was 37.13% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 13.42%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Industrials Industry Risk — The risks of investments in the industry include: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of

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the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the capital goods and transportation industry groups.
○Capital Goods Industry Risk — Companies in this industry may experience: fluctuations in business cycle, heavy dependence on corporate spending and by other factors affecting manufacturing demands, and may be affected by changing economic conditions
○Transportation Industry Risk — Companies in this industry may experience: cyclical revenues and earnings; adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions; fuel prices; grid-lock slow-downs; labor relations; extreme supply-demand fluctuations exacerbating supply route capacity; and inflation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-18.92%
-4.97%
-34.67%
-36.23%
19.37%
-44.50%
-54.15%
-34.30%
18.09%
-24.14%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2018	):	41.06%
Worst Quarter	(ended	6/30/2020	):	-40.37%
Year-to-Date	(ended	6/30/2024	):	-9.98%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-24.14%	-31.60%	-24.86%
After Taxes on Distributions	-25.42%	-31.90%	-25.04%
After Taxes on Distributions and Sale of Shares	-14.18%	-18.85%	-11.90%
S&P Industrial Select Sector Index[1]	18.13%	14.20%	10.32%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	4.39%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	5.14%
Fee Waiver/Reimbursement[1]	-4.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,165	$2,230	$4,880
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of materials companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes materials companies in the following industries according to theGlobal Industry Classification Standard (GICS): chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products. These companies are then weighted based on market capitalization.

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The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXB.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.12%. The Index’s highest May to May volatility rate during the five-year period was 35.93% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 14.03%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Materials Industry Risk — The risks of investments in the industry include: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the materials industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
-60%
-13.31%
15.84%
-37.93%
-37.75%
30.60%
-33.00%
-55.67%
-45.91%
-2.57%
-20.69%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	52.86%
Worst Quarter	(ended	6/30/2020	):	-47.71%
Year-to-Date	(ended	6/30/2024	):	-3.94%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-20.69%	-34.11%	-24.16%
After Taxes on Distributions	-21.98%	-34.39%	-24.32%
After Taxes on Distributions and Sale of Shares	-12.17%	-19.78%	-11.77%
S&P Materials Select Sector Index[1]	12.54%	13.51%	8.63%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax

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rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other finan cial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

350 :: UltraShort MidCap400
PROSHARES.COM

Investment Objective
ProShares UltraShort MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	3.67%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.42%
Fee Waiver/Reimbursement[1]	-3.47%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,022	$1,958	$4,346
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects 400 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $6.7 billion and $18 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained

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by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “MID.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.21%. The Index’s highest May to May volatility rate during the five-year period was 38.74% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 12.25%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to

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day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, financials and industrials industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the
Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

354 :: UltraShort MidCap400
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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-21.70%
-3.06%
-36.44%
-27.16%
22.40%
-37.81%
-52.99%
-42.34%
12.80%
-23.45%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	51.97%
Worst Quarter	(ended	6/30/2020	):	-44.06%
Year-to-Date	(ended	6/30/2024	):	-7.40%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-23.45%	-31.98%	-24.20%
After Taxes on Distributions	-24.64%	-32.28%	-24.39%
After Taxes on Distributions and Sale of Shares	-13.78%	-18.99%	-11.77%
S&P MidCap400 Index[1]	16.44%	12.61%	9.27%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-
tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   UltraShort MSCI Brazil Capped :: 355
PROSHARES.COM

Investment Objective
ProShares UltraShort MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.20%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.95%
Fee Waiver/Reimbursement[1]	-1.00%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$515	$959	$2,194
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the large and mid-cap segments of the Brazilian market. The Index seeks to include 85% of the market capitalization in Brazil and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization, except that no company is allowed to constitute more than 22.5% of the Index and companies that have a weight above 4.5% are not collectively allowed to constitute more than 45% of the Index. The Index’s composition and assigned weights are reevaluated annually in August with additional weight adjustments occurring in

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February, May, and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXBR2550.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 34.52%. The Index’s highest May to May volatility rate during the five-year period was 52.03% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was .09%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Brazilian Investments Risk — The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets, and is heavily dependent on trading with key partners. Any changes in the volume of this trading, in taxes or tariffs, or in political relationships between nations may adversely affect the Brazilian economy and, as a result, the Fund’s investments. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. The Brazilian government currently imposes significant taxes on the transfer of currency. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

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●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the energy, financials and materials industry groups.
○Energy Industry Risk — Companies in this industry may experience: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; and market, economic and political risks of the countries where energy companies are located or do business. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Materials Industry Risk — Companies in this sector may experience: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; supply and demand issues; and risk for environmental damage and product liability claims.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Brazil.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.

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●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
-75%
-100%
2.43%
98.74%
-77.65%
-49.64%
-21.65%
-48.18%
-52.87%
6.65%
-44.37%
-49.04%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2015	):	95.85%
Worst Quarter	(ended	6/30/2020	):	-50.29%
Year-to-Date	(ended	6/30/2024	):	51.27%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-49.04%	-40.62%	-35.10%
After Taxes on Distributions	-49.74%	-40.87%	-35.25%
After Taxes on Distributions and Sale of Shares	-28.90%	-21.65%	-13.00%
MSCI Brazil Index[1]	33.05%	5.43%	2.86%
MSCI Emerging Markets Index[1]	9.83%	3.68%	2.66%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is

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willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	5.43%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	6.18%
Fee Waiver/Reimbursement[1]	-5.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,368	$2,609	$5,586
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 21 developed market countries around the world, excluding the U.S. and Canada. As of May 31, 2024, the Index included companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then

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weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more limited reevaluation occurring in February and August. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEA.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 16.39%. The Index’s highest May to May volatility rate during the five-year period was 21.59% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.04%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.

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●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan and the United Kingdom.
○Exposure to Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to political, economic, or social instability in Japan; risks associated with Japan’s large government deficit; the prevalence and likelihood of natural disasters in Japan; and heavy dependence on international trade and reliant on imports for its commodity needs. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations.
○Exposure to United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio,

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may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
6.60%
-7.70%
-12.40%
-36.57%
31.70%
-32.35%
-35.63%
-24.49%
22.72%
-25.58%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	41.66%
Worst Quarter	(ended	6/30/2020	):	-30.03%
Year-to-Date	(ended	6/30/2024	):	-8.39%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-25.58%	-21.38%	-14.20%
After Taxes on Distributions	-27.23%	-21.79%	-14.43%
After Taxes on Distributions and Sale of Shares	-15.02%	-14.21%	-8.73%
MSCI EAFE Index[1]	18.24%	8.16%	4.28%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

366 :: UltraShort MSCI Emerging Markets
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Investment Objective
ProShares UltraShort MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.44%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.19%
Fee Waiver/Reimbursement[1]	-1.24%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$566	$1,061	$2,426
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of large and mid-capitalization companies across 24 emerging market countries. As of May 31, 2024, the Index included companies from the following 24 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index seeks to include 85% of the market capitalization across those countries and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more limited reevaluation occurring in February and August. The

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Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXEF.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.26%. The Index’s highest May to May volatility rate during the five-year period was 22.21% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 3.54%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Foreign/Emerging Markets Investment Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.

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Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China, India and Taiwan.
○Exposure to Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
○Exposure to Indian Investments Risk — Investments in securities of issuers in India include risks such as, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India has been prone to natural disasters, such as earthquakes and tsunamis which could have a significant negative impact on its economy.
○Exposure to Taiwanese Investments Risk — Investments in securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

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●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-2.01%
20.88%
-31.30%
-48.97%
24.05%
-30.94%
-48.86%
-4.81%
36.73%
-12.82%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	38.92%
Worst Quarter	(ended	6/30/2020	):	-33.33%
Year-to-Date	(ended	6/30/2024	):	-9.46%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-12.82%	-16.71%	-14.60%
After Taxes on Distributions	-13.93%	-17.02%	-14.77%
After Taxes on Distributions and Sale of Shares	-7.54%	-11.55%	-8.89%
MSCI Emerging Markets Index[1]	9.83%	3.68%	2.66%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio

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Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.62%
Fee Waiver/Reimbursement[1]	-1.67%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$655	$1,240	$2,830
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the large and mid-cap segments of the Japanese market. The Index seeks to include 85% of the market capitalization in Japan and selects companies based on their market capitalization and liquidity. These companies are then weighted based on market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November with a more limited reevaluation occurring in February and August. The Index is constructed and maintained

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by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXJP.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 17.76%. The Index’s highest May to May volatility rate during the five-year period was 19.57% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 7.55%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; (iv) risks associated with an increasingly aging and declining population that is likely to strain Japan’s social welfare and pension systems; and (v) relatively high unemployment. Since the year 2000, Japan’s economic growth rate has remained relatively low. As an island nation, Japan has limited natural resources and land area, and the Japanese economy is heavily dependent on international trade and reliant on imports for its commodity needs. Fluctuations or shortages

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in the commodity markets may negatively impact the Japanese economy. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social instability in such countries, could have a negative impact on Japan. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Exposure to Foreign Investment Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, industrials and information technology industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s

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shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
3.36%
-25.31%
-15.08%
-36.22%
29.59%
-30.12%
-38.63%
-10.33%
33.75%
-28.40%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2018	):	36.38%
Worst Quarter	(ended	12/31/2020	):	-25.81%
Year-to-Date	(ended	6/30/2024	):	-10.76%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-28.40%	-18.11%	-14.89%
After Taxes on Distributions	-29.30%	-18.35%	-15.01%
After Taxes on Distributions and Sale of Shares	-16.77%	-12.37%	-9.01%
MSCI Japan Index[1]	20.32%	6.91%	4.97%
MSCI EAFE Index[1]	18.24%	8.16%	4.28%
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market

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(the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.67%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.42%
Fee Waiver/Reimbursement[1]	-1.47%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$614	$1,157	$2,644
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of a set of Nasdaq-listed biotechnology and pharmaceutical companies. The Index includes companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies) that are included in the biotechnology or pharmaceuticals subsectors, according to the Industry Classification Benchmark. The biotechnology and pharmaceutical subsectors include companies engaged in research into and development of biological substances for the purposes of drug discovery and diagnostic development and manufacturers of prescription or over-the-counter drugs. Companies are selected based on market capitalization and liquidity. Selected companies are then weighted based on market capitalization. The Index’s composition and the

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assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NBI.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the
Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 24.78%. The Index’s highest May to May volatility rate during the five-year period was 31.34% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 7.77%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — The risks of investments in the industry include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation

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on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the pharmaceuticals, biotechnology & life sciences industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-55.56%
-37.51%
22.04%
-37.22%
4.97%
-40.79%
-55.99%
-14.79%
-2.54%
-6.34%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2016	):	51.51%
Worst Quarter	(ended	6/30/2020	):	-42.99%
Year-to-Date	(ended	6/30/2024	):	-6.30%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-6.34%	-27.33%	-26.62%
After Taxes on Distributions	-6.92%	-27.52%	-26.73%
After Taxes on Distributions and Sale of Shares	-3.71%	-17.05%	-12.19%
Nasdaq Biotechnology Index[1]	4.59%	8.26%	6.89%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.26%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.01%
Fee Waiver/Reimbursement[1]	-0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$316	$552	$1,231
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every December, with additional weight adjustments occurring in March, June, and September. The Index is constructed and maintained by Nasdaq Inc. More information

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about the Index can be found using the Bloomberg ticker symbol “NDX.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.79%. The Index’s highest May to May volatility rate during the five-year period was 31.95% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 22.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

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●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
-34.14%
-24.74%
-19.36%
-44.03%
-9.91%
-49.68%
-69.68%
-44.84%
66.17%
-57.25%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	49.51%
Worst Quarter	(ended	6/30/2020	):	-45.40%
Year-to-Date	(ended	6/30/2024	):	-24.93%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-57.25%	-43.07%	-35.72%
After Taxes on Distributions	-58.03%	-43.38%	-35.93%
After Taxes on Distributions and Sale of Shares	-33.79%	-22.22%	-13.02%
Nasdaq-100® Index[1]	55.13%	22.65%	17.90%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.32%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.07%
Fee Waiver/Reimbursement[1]	-0.12%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$328	$578	$1,295
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of real estate companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes real estate companies in the following industries according to the Global Industry Classification Standard (GICS): diversified real estate investment trusts (“REITs”); industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained

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by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXRE.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.

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The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 25.27%. The Index’s highest May to May volatility rate during the five-year period was 38.70% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 4.37%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Real Estate Industry Risk — Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; periodic overbuilding and market saturation; changes in general and local economic conditions; changes in demographic trends, such as population shifts or changing tastes and values; concentration in a particular geographic region or property type; catastrophic events such as earthquakes, hurricanes and terrorist acts; casualty or condemnation losses; decreases in market rates for rents; increased competition; increases in property taxes, interest rates, capital expenditures, or operating expenses; changes in the availability, cost and terms of mortgage funds; defaults by borrowers or tenants; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. Although interest rates have significantly increased since 2022, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as

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loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the real estate industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
-40.86%
-12.06%
-20.47%
-18.02%
5.88%
-38.92%
-33.13%
-52.03%
54.33%
-18.81%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	30.85%
Worst Quarter	(ended	6/30/2020	):	-34.27%
Year-to-Date	(ended	6/30/2024	):	8.59%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-18.81%	-24.49%	-21.56%
After Taxes on Distributions	-20.03%	-24.83%	-21.76%
After Taxes on Distributions and Sale of Shares	-11.00%	-15.76%	-11.20%
S&P Real Estate Select Sector Index[1]	12.36%	8.91%	8.86%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-
deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.33%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.08%
Fee Waiver/Reimbursement[1]	-0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$331	$583	$1,305
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the small-cap segment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of July 31, 2024, the market capitalization of each company within the Index was below $12 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated

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each June. The Index is constructed and maintained by FTSE Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the

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Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.64%. The Index’s highest May to May volatility rate during the five-year period was 40.16% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.60%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily

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investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and information technology industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-17.55%
-1.04%
-39.38%
-26.50%
18.92%
-38.39%
-59.91%
-35.44%
28.30%
-26.84%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	55.43%
Worst Quarter	(ended	6/30/2020	):	-46.75%
Year-to-Date	(ended	6/30/2024	):	-1.81%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-26.84%	-31.61%	-23.95%
After Taxes on Distributions	-28.02%	-31.91%	-24.15%
After Taxes on Distributions and Sale of Shares	-15.78%	-18.85%	-11.72%
Russell 2000® Index[1]	16.93%	9.97%	7.15%
Russell 3000® Index[1]	25.96%	15.16%	11.48%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[1]	0.89%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The top 500 companies based on market capitalization are included in the Index. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPX.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.

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●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each

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column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 21.33%. The Index’s highest May to May volatility rate during the five-year period was 32.96% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 15.79%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of

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May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods com pare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

45%
30%
15%
0%
-15%
-30%
-45%
-60%
-25.74%
-9.60%
-24.02%
-31.95%
5.86%
-41.29%
-50.07%
-42.95%
30.55%
-31.53%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	34.31%
Worst Quarter	(ended	6/30/2020	):	-36.41%
Year-to-Date	(ended	6/30/2024	):	-20.41%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-31.53%	-31.62%	-25.19%
After Taxes on Distributions	-32.89%	-32.00%	-25.44%
After Taxes on Distributions and Sale of Shares	-18.56%	-18.86%	-11.95%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.21%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.96%
Fee Waiver/Reimbursement[1]	-1.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$517	$964	$2,204
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of U.S. companies in the semiconductors subsector. The semiconductor subsector includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. U.S. companies in this sub-sector are selected and then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments occurring in March, June and December. The Index is constructed and maintained by S&P Dow Jones

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Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJUSSC.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 37.71%. The Index’s highest May to May volatility rate during the five-year period was 46.37% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 43.26%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Semiconductors and Semiconductor Equipment Industry Risk — The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely

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affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

50%
25%
0%
-25%
-50%
-75%
-100%
-52.46%
-13.59%
-48.50%
-51.29%
-2.19%
-63.06%
-76.46%
-67.43%
37.26%
-78.77%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	63.93%
Worst Quarter	(ended	3/31/2023	):	-49.09%
Year-to-Date	(ended	6/30/2024	):	-69.74%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-78.77%	-61.69%	-50.79%
After Taxes on Distributions	-79.13%	-61.87%	-50.92%
After Taxes on Distributions and Sale of Shares	-46.51%	-24.51%	-13.34%
Dow Jones U.S. Semiconductors Index[1]	96.95%	33.49%	25.14%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager,
have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	2.66%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.41%
Fee Waiver/Reimbursement[1]	-2.46%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund
Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$818	$1,562	$3,528
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of small-cap companies listed and domiciled in the U.S. The Index selects 600 companies based on market capitalization. As of July 31, 2024, the market capitalization of companies in the Index was between $1 billion and $6.7 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More

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information about the Index can be found using the Bloomberg ticker symbol “SML.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.50%. The Index’s highest May to May volatility rate during the five-year period was 40.97% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 10.12%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Exposure to Small-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices. Additionally, small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated

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with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
-60%
-17.95%
-4.96%
-43.69%
-25.03%
12.72%
-35.89%
-55.15%
-46.64%
20.66%
-25.77%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	66.28%
Worst Quarter	(ended	6/30/2020	):	-45.65%
Year-to-Date	(ended	6/30/2024	):	3.81%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-25.77%	-32.76%	-25.74%
After Taxes on Distributions	-26.72%	-33.01%	-25.90%
After Taxes on Distributions and Sale of Shares	-15.15%	-19.28%	-12.05%
S&P Small-Cap 600 Index[1]	16.05%	11.02%	8.65%
S&P Composite 1500® Index[1]	25.47%	15.39%	11.76%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.62%
Fee Waiver/Reimbursement[1]	-1.67%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95%
through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$655	$1,240	$2,830
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of information technology companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes information technology companies in the following industries according to theGlobal Industry Classification Standard (GICS): IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained

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by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXT.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the
Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 27.59%. The Index’s highest May to May volatility rate during the five-year period was 38.26% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 25.29%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Technology Industry Risk — Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may experience intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as

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developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment, software & services and technology hardware & equipment industry groups.
○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
○Technology Hardware and Equipment Industry Risk — Companies in this industry may experience: effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the

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Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
-35.37%
-17.46%
-29.77%
-48.51%
-11.31%
-56.59%
-71.31%
-53.71%
64.75%
-61.29%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2022	):	47.79%
Worst Quarter	(ended	6/30/2020	):	-47.55%
Year-to-Date	(ended	6/30/2024	):	-27.73%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	-61.29%	-48.35%	-39.76%
After Taxes on Distributions	-62.00%	-48.60%	-39.93%
After Taxes on Distributions and Sale of Shares	-36.17%	-23.22%	-13.19%
S&P Technology Select Sector Index[1]	56.13%	26.89%	20.13%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares UltraShort Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	4.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	5.61%
Fee Waiver/Reimbursement[1]	-4.66%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$1,257	$2,403	$5,208
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of utilities companies included in the S&P 500 Index. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S . The Index includes utilities companies in the following industries according to theGlobal Industry Classification Standard (GICS): electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers. These companies are then weighted based on market capitalization.

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The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “IXU.”
Under normal circumstances, the Fund will obtain inverse leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The
Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are

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larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.20%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 23.27%. The Index’s highest May to May volatility rate during the five-year period was 37.34% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 8.02%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged corre lation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Utilities Industry Risk — The risks of investments in the industry include: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; and the fact that deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and create greater competition, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as

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developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the utilities industry group.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
10%
0%
-10%
-20%
-30%
-40%
-50%
-42.80%
0.16%
-32.17%
-21.85%
-10.09%
-35.38%
-36.42%
-32.91%
-12.61%
18.83%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	23.01%
Worst Quarter	(ended	3/31/2016	):	-26.49%
Year-to-Date	(ended	6/30/2024	):	-13.85%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	18.83%	-22.13%	-22.50%
After Taxes on Distributions	17.36%	-22.41%	-22.64%
After Taxes on Distributions and Sale of Shares	11.13%	-14.59%	-11.43%
S&P Utilities Select Sector Index[1]	-7.08%	7.11%	8.92%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax

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rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other finan cial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objectives, Principal Investment Strategies and Related Risks

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This section contains additional details about each Fund’s investment objective, principal investment strategies and related risks.
Investment Objectives
Each series of ProShares (each, a “Fund” and, collectively, the “Funds”) offered in this Prospectus is a “geared” fund.
Each Fund is a “Geared Fund” in the sense that it is designed to seek daily investment results, before fees and expenses, that correspond to the daily performance of a daily benchmark such as the inverse (-1x), multiple (i.e., 2x or 3x), or inverse multiple (i.e., -2x or -3x) of the daily performance of an index (the “Daily Target”) for a single day, not for any other period. The “Short Funds” (i.e., the Funds that have the prefix “Short”, “UltraShort” or “UltraPro Short” in their names) are designed to correspond to the inverse or an inverse multiple of the daily performance of an index. The “Ultra Funds” (i.e., the Funds that have the prefix “Ultra” or “UltraPro” in their names) are designed to correspond to a multiple of the daily performance of an index. The Funds do not seek to achieve their stated investment objectives over a period of time greater than a single day. A “single day” is measured from the time a Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.
The return of a Fund for periods longer than a day is the product of a series of daily leveraged returns for each trading day during that period. If you hold Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. You should know that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
For periods longer than a day, you will lose money if the Index’s performance is flat. It is possible that you will lose money invested in a Short Fund even if the value of the Index falls during that period or money invested in an Ultra Fund even if the value of the Index rises during that period. Returns may move in the opposite direction of the Index during periods of higher Index volatility, low Index returns, or both. In addition, during periods of higher Index volatility, the Index volatility may affect your return as much or more than the return of the Index.
Investment in a Fund involves risks that are different from and additional to the risks of investments in other types of funds. An investor in a Fund could potentially lose the full value of their investment within a single day.
Each Fund’s investment objective is non-fundamental, meaning that it may be changed by the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”), without the approval of Fund investors. Each Fund reserves the right to substitute a different index or security for its current index.
Principal Investment Strategies
In seeking to achieve each Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to correspond to the inverse (-1x), multiple (i.e., 2x or 3x), or inverse multiple (i.e., -2x or -3x) of the daily performance of its index. Each Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
Each Fund employs various investment techniques designed to achieve their respective investment objectives. These techniques are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs to maintain a high correlation with, and similar aggregate characteristics (e.g., with respect to equity funds, market capitalization and industry weightings) to, the index or inverse of the index, or multiple thereof, as applicable. For example, a Fund may invest in or gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to those of the index. In addition, under certain circumstances, a Fund may invest in or obtain exposure to components not included in the index or overweight or underweight certain components of the index with the intent of obtaining exposure with aggregate characteristics similar to the index, including, as applicable, the general credit profile of the index.
ProShare Advisors does not invest the assets of a Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of a Fund. Each Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its index consistent with its investment objective, without regard to market conditions, trends, direction, or the financial condition of a particular issuer. The Funds do not take temporary defensive positions.

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On a daily basis, each Fund will seek to position its portfolio so that such Fund’s investment exposure is consistent with its investment objective. In general, changes to the level of a Fund’s index each day will determine whether such Fund’s portfolio needs to be repositioned. For example, if a Short Fund’s index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units Issued). As a result, the Fund’s short exposure will need to be decreased. Conversely, if the index has fallen on a given day, net assets of the Short Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s short exposure will need to be increased. Similarly, if an Ultra Fund’s index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the index has fallen on a given day, net assets of the Ultra Fund should fall. As a result, the Fund’s exposure will need to be decreased.
The time and manner in which a Fund rebalances its portfolio may vary from day to day at the sole discretion of ProShare Advisors depending upon market conditions and other circumstances. If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, a Fund may have investment exposure to its underlying index that is significantly greater or less than its stated multiple. As a result, a Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.
Each Fund subject to a policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the so-called “names rule”) commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics. Each such Fund will provide Investors with at least 60 days’ written notice before changing its 80% policy.
Understanding the Risks and Long-Term Performance of a Daily Objective Fund
The Funds are designed to provide leveraged (i.e., 2x or 3x), inverse (i.e., -1x) or inverse leveraged (i.e., -2x or -3x) results on a daily basis. The Funds, however, are unlikely to provide a simple multiple (i.e., -1x, 2x, -2x, 3x or -3x) of an index’s performance over periods longer than a single day.
●Why? The hypothetical example below illustrates how daily Geared Fund returns can behave for periods longer than a single day.
○Take a hypothetical fund XYZ that seeks to triple the daily performance of index XYZ. On each day, fund XYZ performs in line with its objective (3x the index’s daily performance before fees and expenses). Notice that over the entire five-day period, the fund’s total return is considerably less than three times that of the period return of the index. For the five-day period, index XYZ gained 5.1% while fund XYZ gained 14.2% (versus 3 x 5.1% or 15.3%). In other scenarios, the return of a daily rebalanced fund could be greater than three times the index’s return.
	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	9.0%	$109.00
Day 2	99.9	-3.0%	-9.0%	$99.19
Day 3	103.9	4.0%	12.0%	$111.09
Day 4	101.3	-2.5%	-7.5%	$102.76
Day 5	105.1	3.7%	11.1%	$114.17
Total Return	5.1%			14.2%
●Why does this happen? This effect is caused by compounding, which exists in all investments. The return of a Geared Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the Geared Fund’s stated multiple times the return of the Geared Fund’s Index for the same period. In general, during periods of higher index volatility, compounding will cause longer term results to be less than the multiple (or inverse multiple) of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility, fund returns over longer periods can be higher than the multiple of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index’s volatility; b) the index’s performance; c) period of time; d) financing rates associated with derivatives; e) other Fund expenses; and f) dividends or interest paid with respect to the securities in the index. The examples herein illustrate the impact of two principal factors — index volatility and index performance — on Fund performance. Similar effects exist for the Short ProShares Funds, and the significance of this effect is even greater for such inverse funds. Please see the SAI for additional details.
○The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods longer than a single day, a Geared Fund is likely to underperform or overperform (but not match) the index performance (or the inverse of the index performance) times the stated multiple in the fund’s investment objective. Investors should understand the consequences of holding daily rebalanced funds for periods longer than a single day, including the impact of compounding on fund performance. Investors should consider actively monitoring and/or periodically rebalancing their portfolios (which

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will possibly trigger transaction costs and tax consequences) in light of their investment goals and risk tolerance. A one-year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as a single day (as measured from one day’s NAV to the next day’s NAV) and may also occur in periods shorter than a single day (when measured intraday as opposed to NAV to NAV). An investor in a Geared Fund could potentially lose the full value of their investment within a single day.
For UltraPro (3x) and UltraPro Short (-3x) Funds
To isolate the impact of leverage or inverse leveraged exposure, these graphs assume: a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates (to obtain required leverage or inverse leveraged exposure) of zero percent. If these were reflected, the Fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of 24%, which is the approximate average of the five-year historical volatility rate of the S&P 500®, S&P MidCap 400®, Russell 2000 Index®, Nasdaq-100 Index® and Dow Jones Industrial AverageSM. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 24%.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 24%)

60%
40%
20%
0%
-20%
-40%
-60%
One Year index Return
Index Return 0.0%
+3X Fund Return -15.8%
-3X Fund Return -29.3%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the UltraPro (+3x) Fund and the UltraPro Short (-3x) Fund are both down.
One-Year Simulation; Index Return 19%
(Annualized Index Volatility 24%)

150%
100%
50%
0%
-50%
-100%
One Year index Return
Index Return 19.0%
+3X Fund Return 41.9%
-3X Fund Return -58.1%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is up over the year, but the UltraPro (+3x) Fund is up less than three times the index and the UltraPro Short (-3x) Fund is down more than three times the inverse of the index.
One-Year Simulation; Index Return -19%
(Annualized Index Volatility 24%)

50%
25%
0%
-25%
-50%
-75%
One Year index Return
Index Return -19.0%
+3X Fund Return -55.3%
-3X Fund Return 32.7%

The graph above shows a scenario where the index, which exhibits day to day volatility, is down over the year, but the UltraPro (+3x) Fund is down less than three times the index, and the UltraPro Short (-3x) Fund is up less than three times the inverse of the index.

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For Ultra (2x) and UltraShort (-2x) Funds
To isolate the impact of leverage or inverse leveraged exposure, these graphs assume: a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates (to obtain required leverage or inverse leveraged exposure) of zero percent. If these were reflected, the Fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of 24%, which is an approximate average of the five-year historical volatility rate of the S&P 500®, S&P MidCap 400®, Russell 2000® Index, Nasdaq-100 Index® and Dow Jones Industrial AverageSM. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 24%.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 24%)

40%
20%
0%
-20%
-40%
One Year index Return
Index Return 0.0%
+2X Fund Return -5.6%
-2X Fund Return -15.9%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Ultra (+2x) Fund and the UltraShort (-2x) Fund are both down.
One-Year Simulation; Index Return 19%
(Annualized Index Volatility 24%)

75%
50%
25%
0%
-25%
-50%
-75%
One Year index Return
Index Return 19.0%
+2X Fund Return 33.7%
-2X Fund Return -40.6%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is up over the year, but the Ultra (+2x) Fund is up less than two times the index and the UltraShort (-2x) Fund is down more than two times the inverse of the index.
One-Year Simulation; Index Return -19%
(Annualized Index Volatility 24%)

40%
20%
0%
-20%
-40%
-60%
One Year index Return
Index Return -19.0%
+2X Fund Return -38.1%
-2X Fund Return 28.1%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, but the Ultra (+2x) Fund is down less than two times the index, and the UltraShort (-2x) Fund is up less than two times the inverse of the index.

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For Short (-1x) Funds
To isolate the impact of inverse exposure, these graphs assume: a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates (to obtain required inverse exposure) of zero percent. If these were reflected, the Fund’s performance would be different than that shown. Each of the graphs also assume a volatility rate of 24%, which is an approximate average of the five-year historical volatility rate of the S&P 500®, S&P MidCap 400®, Russell 2000 Index®, Nasdaq-100® Index and Dow Jones Industrial AverageSM. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the return of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 24%.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 24%)

20%
10%
0%
-10%
-20%
One Year index Return
Index Return 0.0%
-1X Fund Return -5.6%

The graph above shows a scenario where the index, which exhibits day to day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Short (-1x) Fund is down.
One-Year Simulation; Index Return 19%
(Annualized Index Volatility 24%)

40%
20%
0%
-20%
-40%
One Year index Return
Index Return 19.0%
-1X Fund Return -20.7%

The graph above shows a scenario where the index, which exhibits day to day volatility, is up over the year, and the Short (-1x) Fund is down more than the inverse of the index.
One-Year Simulation; Index Return –19%
(Annualized Index Volatility 24%)

20%
10%
0%
-10%
-20%
-30%
One Year index Return
Index Return -19.0%
-1X Fund Return 16.5%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, and the Short (-1x) Fund is up less than the inverse of the index.

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The table below shows the historical annualized volatility rate for the five-year period ended May 31, 2024 of each Geared Fund’s indices.
Index	Historical Five- Year Annualized Volatility Rate
Dow Jones Industrial AverageSM	21%
Dow Jones U.S. SemiconductorsSM Index	38%
FTSE China 50 Index	29%
FTSE Developed Europe All-Cap Index	20%
ICE U.S. Treasury 20+ Year Bond Index	17%
ICE U.S. Treasury 7-10 Year Bond Index	8%
ISE CTA Cloud Computing Index	7%
Markit iBoxx® $ Liquid High Yield Index	8%
MSCI Brazil 25/50 Index	35%
MSCI EAFE Index	16%
MSCI Emerging Markets Index	17%
MSCI Japan Index®	18%
Nasdaq Biotechnology® Index	25%
Nasdaq CTA Cybersecurity IndexSM	25%
Nasdaq-100® Index	26%
Russell 2000® Index	28%
S&P 500® Index	21%
S&P Communication Services Select Sector Index	24%
S&P Consumer Discretionary Select Sector Index	26%
S&P Consumer Staples Select Sector Index	17%
S&P Energy Select Sector Index	37%
S&P Financial Select Sector Index	27%
S&P Health Care Select Sector Index	19%
S&P Industrial Select Sector Index	23%
S&P Materials Select Sector Index	24%
S&P MidCap 400® Index	25%
S&P Real Estate Select Sector Index	25%
S&P SmallCap 600® Index	27%
S&P Technology Select Sector Index	28%
S&P Utilities Select Sector Index	23%
For additional details about fund performance over periods longer than a single day in both Ultra and Short Funds, please see the SAI.
●What it means to you. Daily objective Geared Funds, if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets, can be useful tools for investors who want to manage their exposure to various markets and market segments. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the inverse (-1x), multiple (i.e., 2x or 3x), or inverse multiple (i.e., -2x or -3x) of the daily performance of an index for a single day, not for any other period.
Additionally, investors should recognize that the degree of volatility of a Fund’s index can have a dramatic effect on a
Fund’s longer-term performance. The more volatile an index is, the more a Fund’s longer-term performance will negatively deviate from a simple multiple (e.g., 3x, -3x) or inverse (-1x) of its index’s longer-term return. The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the Fund’s stated multiple times the return of the Fund’s index for the same period. For periods longer than a single day, the Fund will lose money if its index’s performance is flat over time, and it is possible that the Fund will lose money over time regardless of the performance of its index. An investor in the Fund could potentially lose the full value of their investment within a single day.
Additional Information Regarding Principal Risks
Like all investments, investing in a Fund entails risks. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which a Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on a Fund’s returns and consequently the value of an investment in a Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.
Some of the risks described below apply to all Funds, while others are specific to the investment strategies of certain Funds. Please see “Principal Investment Risks” in each Fund’s Summary Prospectus for more detail about the principal risks applicable to each Fund. The Statement of Additional Information (“SAI”) contains additional information about each Fund, investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
While the realization of certain of these risks may benefit the Short Funds (including the Short (-1x), UltraShort (-2x) and UltraPro Short (-3x) Funds) because these Funds seek daily investment results, before fees and expenses, that correspond to the inverse or a multiple of the inverse of their respective Index, such occurrences may introduce more volatility to these Funds.
●Derivatives Risk — A Fund may obtain exposure through derivatives (including investing in: swap agreements; futures contracts; options on futures contracts, securities, and indexes; forward contracts; and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the

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securities contained in a Fund’s index). The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.
In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index or a similar index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of the ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.
●Counterparty Risk — A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions. A Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, a Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to a cleared swap agreement and/or exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In certain cases with respect to cleared swaps, the FCM may also transfer any excess initial margin posted by a Fund to the clearing house. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the excess initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus

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account to satisfy payment obligations a defaulting customer of the FCM has to the clearing house.
In addition, a Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Fund of a counterparty who is subject to such proceedings in the European Union or United Kingdom (sometimes referred to as a “bail in”).
Moreover, with respect to the use of swap agreements, although the term of the agreement may be for a specified period ranging from a day to more than one year, either party may generally terminate the agreement without penalty prior to the termination. As a result, if the underlying reference asset has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
●Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.
○Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.
○Small- and Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Correlation Risk — A number of factors may affect a Fund’s ability to achieve a high degree of correlation with the index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the Daily Target.
In order to achieve a high degree of correlation with the index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the index may prevent the Fund from achieving a high degree of correlation with the index and may expose the Fund to greater leverage risk. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the index’s

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movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the index is volatile, particularly when the index is volatile at or near the close of the trading day.
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of a Fund. Money market instruments may include money market funds. To the extent a Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. A Fund will allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on a Fund, and if securities of the particular industry or group of industries fall out of favor, a Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
●Automobiles & Components Industry Risk — The risks of investments in the industry include: cyclicality of revenues and earnings, with potential of periodic operating losses; labor relations and fluctuating component prices; significant capital expenditures in automotive technologies (e.g., autonomous vehicle technologies) that may not generate profits for several years, if ever; and adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the industry.
●Banks Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual bank or on the sector as a whole cannot be predicted. The banks industry may also be affected by risks that affect the broader financial services industry. Additionally, in March 2023, the shut‐down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Additional bank or financial institution failures may occur in the near term that may limit access to short-term liquidity or have adverse impacts to the economy.
●Capital Goods Industry Risk — The risks of investments in the industry include: fluctuations in the business cycle, heavy dependence on corporate spending and by other factors affecting manufacturing demands. The capital goods industry may perform well during times of economic expansion, and as economic conditions worsen, the demand for capital goods may decrease due to weakening demand, worsening business cash flows, tighter credit controls and deteriorating profitability. During times of economic volatility, corporate spending may fall and adversely affect the capital goods industry. The capital goods industry may also be affected by changes in interest rates, corporate tax rates and other government policies. Many capital goods are sold internationally, and such companies are subject to market conditions in other countries and regions.
●Commercial and Professional Services Industry Risk — The risks of investments in the industry include: adverse effects on stock prices by supply and demand for their specific services and for commercial and professional services industry in general; a decline in service demand due to rapid technological advancements; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage.
●Communication Services Industry Risk — The risk of investments in the industry include: the potential obsolescence of products and services due to increasing competition from the innovation of competitors; increased research and development costs and capital requirements to formulate new products and services that utilize new technology; pricing new and existing products to match or beat industry competitors, shifting demographics and changes to consumer taste, which can negatively impact profitability; and regulation by the Federal Communications Commission and various state regulatory authorities. Companies in the communication services industry may be more susceptible to cybersecurity issues than companies in other industries, including hacking, theft of proprietary or consumer information, and disruptions in service.
●Consumer Discretionary Industry Risk — The risks of investments in the industry include: the fact that securities prices and

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profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.
●Consumer Services Industry Risk — The risks of investments in the industry include: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
●Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Cloud Computing Risk — Cloud Computing companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions, evolving regulation of the Internet and new privacy laws. Such companies are also susceptible to operational and information security risks including those associated with hardware or software failures, interruptions or delays in service by third party vendors, and security breaches. The business models employed by companies in the cloud computing industry may not prove to be successful. Finally, Cloud Computing companies may only derive a portion of their revenue or profits from cloud computing products and services.
●Cybersecurity Investing Risk — Cybersecurity companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Finally, Cybersecurity companies may only derive a portion of their revenue or profits from cybersecurity products and services.
●Diversified Financials Industry Risk — The risks of investments in the industry include: changes in credit ratings, interest rates, loan losses, the performance of credit and financial markets and the availability and cost of capital funds; and adverse effects from governmental regulation and over sight. The diversified financials industry may also be affected by risks that affect the broader financials industry.
●Energy Industry Risk — The risks of investments in the industry include: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; and risk for environmental damage claims. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly.
●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials industry. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials industry as a whole cannot be predicted.
●Food, Beverage and Tobacco Industry Risk — The risks of investments in the industry include: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be

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affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The food, beverage and tobacco industry may also be affected by risks that affect the broader consumer staples industry.
● Food and Staples Retailing Industry Risk — The food and staples industry is highly competitive and companies in this industry can be significantly affected by demographic and product trends, competitive pricing, fads, marketing campaigns, environmental factors, government regulation affecting certain food additives and other regulations that could impact profit, new laws or litigation that may affect adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance. There are also risks associated with changing market prices resulting from, among other things, changes in government support and trading policy, interest rates, competition, consumer confidence and spending, and agricultural conditions that impact the growth and harvest seasons. International events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Product recalls require companies in the food and staples industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices.
●Health Care Industry Risk — The risks of investments in the industry include: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Health Care Equipment and Services Industry Risk — The risks of investments in the industry include: increased emphasis on the delivery of health care through outpatient services, limited product lines for health care equipment may cause companies to increase expenditures for the research and development of new products, technological advances, new market developments and regulatory changes in the health care industry can increase research and development, marketing and sales costs.
●Household and Personal Products Industry Risk — The risks of investments in the industry include: performance of the economy overall, interest rates, competition, consumer confidence and spending, cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability, litigation, environmental regulation and transportation and distribution costs. Companies in this industry can perform differently than the overall market and their success may depend significantly on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for and success of, consumer products.
●Industrials Industry Risk — The risks of investments in the industry include: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.
●Insurance Industry Risk – The risks of investment in the industry include: changes in interest rates, extensive governmental regulation, price competition; economic conditions; and credit rating downgrades. Certain segments of the insurance industry may be significantly impacted by mortality and morbidity rates, environmental disasters, and catastrophic events including hurricanes, floods, droughts, and earthquakes.
●Information Technology Industry Risk — Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole.
●Materials Industry Risk — The risks of investments in the industry include: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations.

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●Media and Entertainment Industry Risk — Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, media and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
●Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — The risks of investments in the industry include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Real Estate Industry Risk — Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; periodic overbuilding and market saturation; changes in general and local economic conditions; changes in demographic trends, such as population shifts or changing tastes and values; concentration in a particular geographic region or property type; catastrophic events such as earthquakes, hurricanes and terrorist acts; casualty or condemnation losses; decreases in market rates for rents; increased competition; increases in property taxes, interest rates, capital expenditures, or operating expenses; changes in the availability, cost and terms of mortgage funds; defaults by borrowers or tenants; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. Although interest rates have significantly increased since 2022, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.
●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
●Semiconductors and Semiconductor Equipment Industry Risk — The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their

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products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.
●Software and Services Industry Risk — The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
●Technology Industry Risk — Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may experience intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●Technology Hardware and Equipment Industry Risk — The risks of investments in the industry include: effects from industry competition, evolving industry standards and obsolescence of products; government regulation; changes in costs of components and ability to attract and maintain skilled employees; and dependence on intellectual property rights. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. The technology hardware and equipment industry may also be affected by risks that affect the broader information technology industry.
●Telecommunication Services Industry Risk — The risks of investments in the industry include: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.
●Transportation Industry Risk – The risks of investment in the industry include: cyclical revenues and earnings, adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions; fuel prices; slow-downs stemming from warehouse capacity overload, oceanside congestion, and landside congestion; labor relations; extreme supply-demand fluctuations; inflation; and limited supply routes. Transportation companies may be adversely impacted by political, environmental, and major weather events.
●Utilities Industry Risk — The risks of investments in the industry include: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; and the fact that deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and create greater competition, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
●Debt Instrument Risk — Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the prices of outstanding debt instruments fall when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a Fund may be required to reinvest the proceeds received at lower interest rates. Callable bonds may also have lower sensitivity to interest rate declines than non-callable bonds or Treasury Securities. Such factors may cause the value of an investment in the Fund to change. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day. Debt instruments in the Index may underperform other debt instruments that track other markets, segments and sectors.

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●Foreign Investments Risk — Certain factors related to investment in securities of foreign issuers or other investments that provide a Fund with exposure to foreign issuers (collectively, “foreign investments”) may prevent a Fund from achieving its goals. These factors may include the effects of: (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies, even if a Fund attempts to hedge against its currency exposure; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; (viii) changes in the denomination currency of a foreign investment, (ix) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country; (x) less publicly available information about foreign issuers; and (xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies.
In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, a Fund’s ability to obtain exposure to those foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.
A Fund’s performance also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent a Fund’s assets are exposed to contractual and other legal obligations in a foreign country, (e.g., swap agreements with foreign counterparties), these factors may affect the Fund’s ability to achieve its investment objective. A Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case for U.S. securities. These factors include the effect of: (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; (iv) issues related to multi-national currency arrangements; and (v) increased correlation between the value of foreign investments and changes in the commodities markets.
●Special Considerations About Emerging Market Countries — Because foreign investments of a Fund may include issuers domiciled in developing or “emerging market” countries, the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political or social instability may adversely affect the value of emerging market securities more acutely than securities tied to developed foreign market countries. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging market countries are considered speculative.
○Political and Social Risk — Some governments in emerging markets countries are authoritarian in nature or have been installed or removed as a result of military coups, and some governments have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in sudden and significant investment losses.

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Also, investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested by certain emerging market countries.
○Economic Risk — Some emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, while others have experienced economic recessions causing a negative effect on the economies and securities markets of such emerging countries. Further, economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates.
○Market Risk – Some emerging market countries may have inefficient and underdeveloped financial markets and therefore may lack the infrastructure necessary to attract large amounts of foreign trade and investment. As a result, emerging market issuers may have limited access to reliable sources of capital. Inefficient markets combined with less sophisticated regulatory oversight may also mean that securities traded in emerging markets are more susceptible to market manipulation by other market participants. Furthermore, legal principles relating to standards of corporate governance and directors’ fiduciary duties may differ from and/or not be as extensive or protective as those that apply in the U.S.
●Geographic Concentration Risk — Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations or other declines in the value of their currency could occur in foreign countries that have not yet experienced currency devaluation or declines to date, or could continue to occur in foreign countries that have already experienced such devaluations or declines. As a result, funds that focus their investments in companies economically tied to a particular foreign geographic region or country may be more volatile than a more geographically diversified fund.
●Brazilian Investments Risk — The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets, and is heavily dependent on trading with key partners. Any changes in the volume of this trading, in taxes or tariffs, or in political relationships between nations may adversely affect the Brazilian economy and, as a result, the Fund’s investments. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. The Brazilian government currently imposes significant taxes on the transfer of currency. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.
●Chinese Investments Risk — Investments in securities of issuers in China (including variable interest entities (“VIEs”) associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Investments in issuers in China may include investments through legal structures known as VIEs. In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as a Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues

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shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.
Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, a Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.
It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of a Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
●European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries (including the United Kingdom) have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that a Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The military incursion has led to, and may lead to additional sanctions being levied by the United States, European Union, United Kingdom and other countries against Russia. Russia’s military incursion and the resulting sanctions and other rapidly evolving measures in response could adversely affect global energy and financial markets and thus could affect the value of a Fund’s investments. The severity, extent and duration of the military conflict, sanctions and resulting market disruptions are impossible to predict, but could have a material adverse effect on the European region and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund’s performance and the value of an investment in a Fund.
●French Investments Risk — Investments in securities of issuers in France include risks such as legal, regulatory, political, currency, security, and economic risks specific to France. Recently, new concerns emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) resolution to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.
●Indian Investments Risk — Investments in securities of issuers in India include risks such as, but not limited to, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal

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uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India is also located in a part of the world that has historically been prone to natural disasters, such as earthquakes and tsunamis. Any such natural disaster could cause a significant impact on the Indian economy. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, and the Indian government has confronted separatist movements in several Indian states. India has experienced acts of terrorism that has targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indian economy.
●Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; (iv) risks associated with an increasingly aging and declining population that is likely to strain Japan’s social welfare and pension systems; and (v) relatively high unemployment. Since the year 2000, Japan’s economic growth rate has remained relatively low. As an island nation, Japan has limited natural resources and land area, and the Japanese economy is heavily dependent on international trade and reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets may negatively impact the Japanese economy. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social instability in such countries, could have a negative impact on Japan. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy.
●Taiwan Investments Risk — In recent years, adverse conditions and volatility in the worldwide financial markets, strengthening of the Chinese Renminbi, fluctuations in oil and commodity prices and the general weakness of the U.S. and global economy have adversely affected, and may continue to adversely affect, the Taiwanese economy. Also, the Taiwanese economy continues to remain vulnerable to negative developments in Taiwan’s relations with China. Taiwan has a unique international political status as the governments of both China and Taiwan continue to assert sovereignty over Taiwan and the Chinese government does not recognize the legitimacy of the government of Taiwan. Relations between Taiwan and China have at times been strained. Past developments in relations between Taiwan and China have on occasion depressed market prices of securities of Taiwanese companies. There can be no assurance that the relations between Taiwan and China will not deteriorate, or that future military actions or economic sanctions or other disruptive activities will not be undertaken by either government. Any such development could have a material adverse effect on the Taiwanese economy and the performance of portfolio companies in Taiwan. Taiwan is also susceptible to earthquakes and other natural disasters, including typhoons, which could severely disrupt the normal operation of portfolio companies in Taiwan.
●United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom left the European Union (referred to as “Brexit”) and on this date the United Kingdom entered a transition period that ended on December 31, 2020. During this time, the United Kingdom negotiated its future relationship with the European Union. Following the transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020 and went into effect January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the European Union as the United Kingdom previously maintained as a member of the European Union and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the United Kingdom determines which European Union laws to replace or replicate.
The United Kingdom is experiencing rapid increases in inflation and the cost of living, termed by many as a “cost of living crisis” (the cost of living in the United Kingdom having risen at its fastest rate in 30 years) which could lead to further economic stress as consumers reduce their household expenditure leading to a negative impact on businesses (in particular those in the retail and service sectors). The United Kingdom is in a rising interest rate

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environment (in part to curb inflationary rises) and such rises in interest rates are likely to be passed on to consumers leading to an increase in their cost of debt as well as further discouraging expenditure. The United Kingdom bond and currency markets experienced turmoil following the government’s announcement of its “mini-budget” on September 23, 2022, including tax cuts and a cap on energy prices (much of which was subsequently retracted).
●Inflation Risk — Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
●Market Price Variance Risk — Individual shares of a Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of a Fund, which may also cause NAV and market price to vary significantly. The market price of a Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of a Fund’s holdings. Differences between secondary market prices and the value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by a Fund at a particular time. In addition, there may be times when the market price and the NAV of a Fund’s shares vary significantly, such as during periods of market volatility. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of a Fund’s holdings when they sell those shares.
A Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with a Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of a Fund’s portfolio hold ings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of a Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that a shareholder most wants to sell their shares. A Fund’s investment results are measured based upon the daily NAV of the Fund.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.
●Short Sale Exposure Risk — A Fund may seek inverse or “short” exposure (or in the case of certain Short Funds, inverse leveraged exposure) through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities or financial instruments or credits underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse or inverse leveraged exposure through financial instruments, or requiring the Fund to seek inverse or inverse leveraged exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities or financial instruments or credits underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, a Fund may be unable to meet its investment objective (e.g., due to a lack of available securities or financial instruments or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse and/or

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inverse leveraged exposure may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying a Fund’s short positions will negatively impact the Fund.
●U.S. Treasury Markets — U.S. Treasury markets can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. These factors may also lead to increased volatility and reduced liquidity in the fixed-income markets. Further, fixed income securities in the Index may underperform other fixed income investments. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Any credit event may also adversely affect the financial markets.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund, such as market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers. The SAI contains additional information about each Fund, its investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of a Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While a Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to ProShare Advisors or a Fund.
●Risk of Global Economic Shock — Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in

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additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
●Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of each Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, each Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, each Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of each Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of each Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on each Fund’s performance, resulting in losses to your investment.
●Operational Risk — A Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect a Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While a Fund seeks to minimize such events through controls and oversight, there may still be failures and a Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on a Fund’s returns.
●Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
●Securities Lending Risk — A Fund may engage in securities lending. Securities lending involves the risk, as with other extensions of credit, that the Fund may lose money because (a) the borrower of the loaned securities fails to return the securities in a timely manner or at all or (b) it loses its rights in the collateral should the borrower fail financially. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In determining whether to lend securities, ProShare Advisors or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
●Trading Risks — The shares of each Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of a

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Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of a Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares of a Fund will trade with any volume, or at all, on any stock exchange or other venue.
●Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures approved by the Board of Trustees of a Fund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio investment for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio investment is sold at a discount to its established value.
●Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses or realizing gains.
●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treat ment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
●Risks of Government Regulation —The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
Additional Securities, Instruments and Strategies
This section describes additional securities, instruments and strategies that may be utilized by a Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies in the Fund’s Summary Prospectus. Additional Information about the types of investments that a Fund may make is set forth in the SAI.
In certain circumstances, a Fund may gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to the index. In addition, a Fund may overweight or underweight certain components contained in its underlying index, or invest in investments not contained in the index but that are designed to provide the requisite exposure to the index.
●Debt Securities are fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities.
○Corporate Debt Securities are debt instruments issued by a corporation that represent the obligation of the corporation to repay a loan face amount with interest within a set period of time. These securities may be of any credit quality and may include junk bonds and securities that are not rated by any rating agency.
○Foreign-Currency Denominated Bonds are debt securities that are issued in non-US currencies.
○Other Foreign Debt Securities may include the debt of sovereigns and/or sub-sovereigns of other foreign countries,

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or the debt of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.
○U.S. Government Securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
●Depositary Receipts include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
○ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
○GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
●Derivatives are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including ETFs), interest rates or indexes. A Fund may invest in derivatives as a substitute for directly investing in or shorting stocks, debt or other assets in order to gain exposure or inverse exposure to an index. These derivatives may include:
○Swap Agreements — Contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

In addition, certain Funds may use a combination of swaps on an underlying index and swaps on an ETF (an “Underlying ETF”) that is designed to track the performance of that index or similar index. The performance of an Underlying ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent one of these Funds invests in swaps that use an Underlying ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between such Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent a Fund from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives may also have the effect of lowering a Fund’s return.
○Futures Contracts — Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for a cash settlement. The contractual obligations of a buyer or seller holding a futures contract to expiration may generally be satisfied by taking or making physical delivery of the underlying reference asset or settling in cash as designated in the contract specifications. Alternatively, futures contracts may be closed out prior to expiration by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. Once this date is reached, the futures contract “expires.” As the futures contracts held by a Fund near expiration, they are generally closed out and replaced by contracts with a later expiration. This process is referred to as “rolling.” A Fund would not intend to take physical delivery of any reference assets underlying a futures contract, but instead “roll” any positions.

When the market for these contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures prices for longer expiration futures contracts is often referred to as “contango.” Alternatively, when the market for these contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant

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contract. This pattern of higher futures prices of shorter expiration futures contracts is referred to as “backwardation.”

There have been extended periods in which contango or backwardation has existed in the futures contract markets for various types of futures contracts, and such periods can be expected to occur in the future. The presence of contango in certain commodity futures contracts at the time of rolling would be expected to adversely affect long positions held by a Fund and positively affect short positions held by a Fund. Similarly, the presence of backwardation in certain commodity futures contracts at the time of rolling such contracts would be expected to adversely affect short positions held by a Fund and positively affect long positions held by a Fund.
○Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
Obtaining investment exposure through derivatives may be considered aggressive. When derivatives are used, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities of an index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. These include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the price of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
●Other Investment Companies — A Fund may invest in the securities of other investment companies, including exchange-traded funds (ETFs), to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (“1940 Act”). If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indi rectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
○Exchange-Traded Funds (ETFs) — A Fund may invest in shares of other ETFs, which are registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.
●Money Market Instruments are short-term debt instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments may include U.S. government securities, securities issued by governments of other developed countries and repurchase agreements.
○U.S. Treasury Bills are U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Securities Lending — A Fund may lend securities to brokers, dealers and financial organizations under guidelines adopted by the Board. A Fund may loan up to one-third of the value of the Fund’s total assets (including the value of any collateral received). Each loan may be secured by collateral in the form of cash, Money Market Instruments or U.S. Government securities.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing

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Creation Units directly from the issuing Fund. Because new shares from a Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note for UltraPro and UltraPro Short Funds — Funds that seek daily investment results, before fees and expenses, that correspond to three times (3x) or three times the inverse (-3x) of the daily performance of an index are not subject to certain limits on fund leverage risk. In particular, the UltraPro and UltraPro Short Funds are not subject to requirements that limit the ability of other funds to obtain leveraged exposure based on value- at-risk.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the Exchange is closed other than customary weekend and holiday closings; (2) trading on Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of a Fund; and (5) for up to 14 calendar days for any Fund holding non-
U.S. investments during a period of an international local holiday, as further described in the SAI.
A Precautionary Note Regarding Regulation of Derivatives — Current global regulation of and future regulatory changes with respect to derivatives regulations may alter, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
The derivatives markets are subject to comprehensive statutes, and regulations, including margin requirements. In addition, certain regulators including the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, in respect of the futures markets, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of derivative transactions (including swaps and futures transactions) is an evolving area of law and is subject to modification by government and judicial action. The full impact of derivatives regulations on a Fund is difficult to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) made broad changes to the OTC derivatives market and granted significant authority to regulators, including the SEC and CFTC to regulate OTC derivatives and market participants. The European Union, the United Kingdom, and some other countries have implemented and continue to implement similar requirements that will affect a Fund when it enters into derivatives transactions with a counterparty organized in those jurisdictions or otherwise subject to applicable derivatives regulations. Global derivatives regulations include clearing, trade execution, margin and reporting requirements.
In addition, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and eliminates the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule.
Regulations can, among other things, adversely affect the value of the investments held by a Fund, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is also unclear how regulatory changes will affect counterparty risk. In particular, position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in a manner that efficiently meets its investment objective, and

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requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. Because these requirements are evolving, their ultimate impact remains unclear.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent
A Fund operates pursuant to licensing agreements for the use of the relevant index. A brief description of a Fund’s index is included in each Summary Prospectus, as supplemented below:
Bloomberg
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN AND BLOOMBERG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BLOOMBERG L.P. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN. BLOOMBERG MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BLOOMBERG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
LSE Group
ProShares Ultra, Short and UltraShort FTSE China 50 and ProShares Ultra and UltraShort FTSE Europe (the “FTSE Funds”) and the ProShares Short, Ultra, UltraShort, UltraPro, and UltraPro Short Russell 2000 (the “FTSE Russell” Funds) have been developed solely by ProShares Trust. The FTSE Funds and the FTSE Russell Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the FTSE China 50 Index®, the FTSE Developed Europe All Cap Index® and the Russell 2000® indexes (the “FTSE Indexes”) vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®”, “FTSE Russell®”, and “MTS®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license.
The FTSE Indexes are calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Indexes or (b) investment in or operation of the FTSE Funds and/or the FTSE Russell Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the FTSE Funds and/or the FTSE Russell Funds or the suitability of the FTSE Indexes for the purpose to which they are being put by ProShares Trust.
Intercontinental Exchange, Inc.
Each of ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, and ProShares UltraPro Short 20+ Year Treasury is based in whole, or in part, on the ICE U.S. 7-10 Year Bond Index or ICE U.S. 20+ Year Bond Index, as applicable, owned by ICE Data Indices, LLC (“ICE Data”) and is used by ProShares Trust with permission under license by ICE Data. ICE U.S. 7-10 Year Bond Index™, and ICE U.S. 20+ Year Bond Index™ (collectively, the “ICE Indices”) are trademarks of ICE Data or its affiliates and used under license.
The Indices are administered and maintained by ICE Data. ICE Data is not affiliated with ProShares Trust or any of its affiliates. ProShares Trust or its affiliates has entered into a license agreement with ICE Data to use the ICE Indices. Neither ProShares Trust nor ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury is sponsored, endorsed, sold or promoted by ICE Data. ICE Data its affiliates and its third party suppliers (“ICE Data and its Suppliers”) make no representations or warranties regarding ProShares Trust or ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury or the ability of ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury to track the applicable ICE Index.
ICE DATA AND ITS SUPPLIERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ICE U.S. 7-10 YEAR BOND INDEX™, and ICE U.S. 20+ YEAR BOND INDEX™ OR ANY DATA AND ITS SUPPLIERS INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR

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CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Markit iBoxx
“iBoxx” is a registered trademark of Markit Indices Limited (“Markit”) and is licensed for use by ProShares Trust. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. Markit does not approve, sponsor, endorse or recommend ProShares Trust or the Funds. Markit makes no representation regarding the advisability of investing in the Funds. The Funds are derived from a source considered reliable, but Markit and its employees, suppliers, subcontractors and agents (together “Markit Associates”) do not guarantee the veracity, completeness or accuracy of the Funds or other information furnished in connection with the Funds. No representation, warranty or condition, express or implied, statutory or otherwise, as to condition, satisfactory quality, performance, or fitness for purpose are given or assumed by Markit or any of the Markit Associates in respect of 1) an iBoxx Index, Funds, or any data included in it, 2) the use by any person or entity of the Funds of that data, 3) the results obtained from the use of any iBoxx Index 4) the creditworthiness of any entity, or the likelihood of the occurrence of a credit event or similar event (however defined) with respect to an obligation, in an iBoxx Index at any particular time on any particular date or otherwise, or 5) the ability of an iBoxx Index to track relevant markets’ performances or otherwise relating to an iBoxx Index or any transaction or product with respect thereto. All such representations, warranties and conditions are excluded save to the extent that such exclusion is prohibited by law.
No party purchasing or selling Fund nor the Markit Associates shall have any liability to any party for any act or failure to act by the Index Sponsor in connection with the determination, adjustment, calculation or maintenance of the Index.
MSCI
ProShares Ultra, Short and UltraShort MSCI EAFE, ProShares Ultra, Short and UltraShort MSCI Emerging Markets, ProShares Ultra and UltraShort MSCI Brazil Capped, ProShares Ultra and UltraShort MSCI Japan (the “MSCI Funds”) are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of the MSCI Funds or any other person or entity regarding the advisability of investing in the MSCI Funds generally or in the MSCI Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the MSCI Funds or the issuer or shareholders of the MSCI Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the MSCI Funds to be issued or in the determination or calculation of the equation by or the consideration into which the MSCI Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the MSCI Funds or any other person or entity in connection with the administration, marketing or offering of the MSCI Funds.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE MSCI FUNDS, SHAREHOLDERS OF THE MSCI FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORE-GOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NASDAQ INC.
ProShares Ultra, UltraPro, Short, UltraShort and UltraPro Short QQQ, ProShares Ultra and UltraShort Nasdaq Biotechnology, ProShares Ultra Nasdaq Cloud Computing and ProShares Ultra Nasdaq Cybersecurities (the “Nasdaq Funds”) are not sponsored, endorsed, sold or promoted by The Nasdaq Inc. or its affiliates or subsidiaries. (The Nasdaq Inc., collectively with its affiliates and subsidiaries, are referred to as “Nasdaq”). Nasdaq has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq Funds. Nasdaq makes no representation or warranty, express or implied, to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq Funds particularly. Nasdaq has no liability in connection

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with the administration, marketing or trading of the Nasdaq Funds. Nasdaq does not guarantee the accuracy or completeness of the date on which the intraday portfolio value (the “IPV”) calculations are based or the actual computation of the value of the IPV, nor shall Nasdaq be responsible for any delays in the computation or dissemination of the IPVs. Nasdaq makes no warranty, express or implied, as to results to be obtained by the Nasdaq Funds, or any other person or entity from the use of the IPVs or any data included therein. Nasdaq makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the IPVs or any data included therein. Without limiting any of the foregoing, in no event shall Nasdaq have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
S&P Global
The Dow Jones Industrial AverageSM, the S&P Materials Select Sector Index, the S&P Consumer Staples Select Sector Index, the S&P Consumer Discretionary Select Sector Index, the S&P Financial Select Sector Index, the S&P Health Care Select Sector Index, the S&P Industrial Select Sector Index, the S&P Energy Select Sector Index, the S&P Real Estate Select Sector Index, the S&P Communication Services Select Sector Index, the Dow Jones U.S. SemiconductorsSM Index, the S&P Technology Select Sector Index, the S&P Utilities Select Sector Index, the S&P 500® Index, the S&P MidCap 400® Index, and the S&P SmallCap 600® Index (collectively, “Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by ProShares Trust. S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by ProShares Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, DowJones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to ProShares Trust with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProShares Trust or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProShares Trust or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE PROSHARES FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY

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AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
All Funds
All limits, weights, and caps for any index described herein are as of the most recent index rebalance or reconstitution date. As a result of changes to the price of index components, corporate actions, and other factors, between such dates the index components may not meet those criteria.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI. Each Fund’s portfolio holdings are posted on a daily basis to the Fund’s website (www.proshares.com).

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Management of ProShares Trust

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Board of Trustees and Officers
The Board is responsible for the general supervision of each Fund. The officers of the Trust are responsible for the day-to-day operations of each Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund.
For its investment advisory services, each Fund pays ProShare Advisors a fee at an annualized rate based on its average daily net assets, of 0.75%. ProShare Advisors has entered into an Advisory Fee Waiver Agreement for each of these Funds that reduces the annualized rate based on its average daily net assets, as follows: 0.75% of the first $4.0 billion of average daily net assets of the Fund; 0.70% of the average daily net assets of the Fund over $4.0 billion to $5.5 billion; 0.65% of the average daily net assets of the Fund over $5.5 billion to $7.0 billion; 0.60% of the average daily net assets of the Fund over $7.0 billion to $8.5 billion; and 0.55% of the average daily net assets of the Fund over $8.5 billion. This fee waiver arrangement will remain in effect through at least September 30, 2025 and prior to such date ProShare Advisors may not terminate the arrangement without the approval of the Board.
A discussion regarding the basis for the Board approving the investment advisory agreement for each Fund is in the Trust’s most recent semi-annual report to shareholders dated November 30, 2023, or in the Trust’s most recent annual report to shareholders dated May 31, 2024.
During the year ended May 31, 2024, each Fund paid ProShare Advisors fees in the following amount (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Short 20+ Year Treasury	0.75%
Short 7-10 Year Treasury	0.52%
Short Dow30	0.73%
Short Financials	0.45%
Short FTSE China 50	0.00%
Short High Yield	0.70%
Short MidCap400	0.00%
Short MSCI EAFE	0.53%
Short MSCI Emerging Markets	0.43%
Short QQQ®	0.71%
Short Real Estate	0.55%
Short Russell2000	0.68%
Short S&P500®	0.75%
Short SmallCap600	0.19%
Ultra 20+ Year Treasury	0.70%
Ultra 7-10 Year Treasury	0.28%
Ultra Communication Services	0.00%
Fund	Fees Paid
Ultra Consumer Discretionary	0.10%
Ultra Consumer Staples	0.00%
Ultra Dow30	0.74%
Ultra Energy	0.66%
Ultra Financials	0.75%
Ultra FTSE China 50	0.00%
Ultra FTSE Europe	0.00%
Ultra Health Care	0.65%
Ultra High Yield	0.12%
Ultra Industrials	0.26%
Ultra Materials	0.51%
Ultra MidCap400	0.70%
Ultra MSCI Brazil Capped	0.00%
Ultra MSCI EAFE	0.00%
Ultra MSCI Emerging Markets	0.22%
Ultra MSCI Japan	0.00%
Ultra Nasdaq Biotechnology	0.56%
Ultra Nasdaq Cloud Computing	0.00%
Ultra Nasdaq Cybersecurity	0.00%
Ultra QQQ®	0.73%
Ultra Real Estate	0.60%
Ultra Russell2000	0.61%
Ultra S&P500®	0.75%
Ultra Semiconductors	0.75%
Ultra SmallCap600	0.29%
Ultra Technology	0.75%
Ultra Utilities	0.00%
UltraPro Dow30	0.75%
UltraPro MidCap400	0.20%
UltraPro QQQ®	0.61%
UltraPro Russell2000	0.57%
UltraPro S&P500®	0.75%
UltraPro Short 20+ Year Treasury	0.72%
UltraPro Short Dow30	0.75%
UltraPro Short MidCap400	0.00%
UltraPro Short QQQ®	0.72%
UltraPro Short Russell2000	0.66%
UltraPro Short S&P500®	0.75%
UltraShort 20+ Year Treasury	0.75%
UltraShort 7-10 Year Treasury	0.52%
UltraShort Consumer Discretionary	0.00%
UltraShort Consumer Staples	0.00%
UltraShort Dow30	0.69%
UltraShort Energy	0.44%
UltraShort Financials	0.40%
UltraShort FTSE China 50	0.26%
UltraShort FTSE Europe	0.60%
UltraShort Health Care	0.00%
UltraShort Industrials	0.00%
UltraShort Materials	0.00%
UltraShort MidCap400	0.00%
UltraShort MSCI Brazil Capped	0.00%
UltraShort MSCI EAFE	0.00%
UltraShort MSCI Emerging Markets	0.00%
UltraShort MSCI Japan	0.00%
UltraShort Nasdaq Biotechnology	0.00%

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Fund	Fees Paid
UltraShort QQQ®	0.69%
UltraShort Real Estate	0.63%
UltraShort Russell2000	0.62%
UltraShort S&P500®	0.75%
UltraShort Semiconductors	0.00%
UltraShort SmallCap600	0.00%
UltraShort Technology	0.00%
UltraShort Utilities	0.00%
Portfolio Management
The following individuals have responsibility for the day-to-day management of each Fund as set forth in the Summary Prospectus relating to each Fund. The Portfolio Managers’ business experience for the past five years is listed below. Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of other investment companies can be found in the SAI.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
Michael Neches, ProShare Advisors: Senior Portfolio Manager since November 2010. ProFund Advisors LLC: Senior Portfolio Manager since October 2010. ProShare Capital Management LLC: Senior Portfolio Manager from June 2012 through September 2013.
Devin Sullivan, ProShare Advisors: Portfolio Manager since September 2016 and Associate Portfolio Manager from December 2011 to August 2016. ProFund Advisors: Portfolio Manager since September 2016 and Associate Portfolio Manager from December 2011 to August 2016.
Tarak Davé, ProShare Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014. ProFund Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014.
James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.
Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023 and Associate Portfolio Manager from February 2021 through March 2023. ProFund Advisors: Portfolio Manager since March 2023 and Associate Portfolio Manager from
February 2021 through March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to each Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, provides regulatory administration services to the Trust.
ProShare Advisors also performs certain management services, including client support and other administrative services, for each Fund under a Management Services Agreement. ProShare Advisors is entitled to receive annual fees equal to 0.10% of the average daily net assets of each Fund for such services. During the year ended May 31, 2024, each Fund paid the Advisor management services fees in the following amounts (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Short 20+ Year Treasury	0.10%
Short 7-10 Year Treasury	0.10%
Short Dow30	0.10%
Short Financials	0.10%
Short FTSE China 50	0.00%
Short High Yield	0.10%
Short MidCap400	0.06%
Short MSCI EAFE	0.10%
Short MSCI Emerging Markets	0.10%
Short QQQ®	0.10%
Short Real Estate	0.10%
Short Russell2000	0.10%
Short S&P500®	0.10%
Short SmallCap600	0.10%
Ultra 20+ Year Treasury	0.10%
Ultra 7-10 Year Treasury	0.10%
Ultra Communication Services	0.00%
Ultra Consumer Discretionary	0.10%
Ultra Consumer Staples	0.00%
Ultra Dow30	0.10%
Ultra Energy	0.10%
Ultra Financials	0.10%
Ultra FTSE China 50	0.00%
Ultra FTSE Europe	0.00%
Ultra Health Care	0.10%
Ultra High Yield	0.10%
Ultra Industrials	0.10%
Ultra Materials	0.10%
Ultra MidCap400	0.10%

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Fund	Fees Paid
Ultra MSCI Brazil Capped	0.00%
Ultra MSCI EAFE	0.00%
Ultra MSCI Emerging Markets	0.10%
Ultra MSCI Japan	0.00%
Ultra Nasdaq Biotechnology	0.10%
Ultra Nasdaq Cloud Computing	0.00%
Ultra Nasdaq Cybersecurity	0.00%
Ultra QQQ®	0.10%
Ultra Real Estate	0.10%
Ultra Russell2000	0.10%
Ultra S&P500®	0.10%
Ultra Semiconductors	0.10%
Ultra SmallCap600	0.10%
Ultra Technology	0.10%
Ultra Utilities	0.00%
UltraPro Dow30	0.10%
UltraPro MidCap400	0.10%
UltraPro QQQ®	0.10%
UltraPro Russell2000	0.10%
UltraPro S&P500®	0.10%
UltraPro Short 20+ Year Treasury	0.10%
UltraPro Short Dow30	0.10%
UltraPro Short MidCap400	0.00%
UltraPro Short QQQ®	0.10%
UltraPro Short Russell2000	0.10%
UltraPro Short S&P500®	0.10%
UltraShort 20+ Year Treasury	0.10%
UltraShort 7-10 Year Treasury	0.10%
UltraShort Consumer Discretionary	0.00%
UltraShort Consumer Staples	0.00%
UltraShort Dow30	0.10%
UltraShort Energy	0.10%
UltraShort Financials	0.10%
UltraShort FTSE China 50	0.10%
UltraShort FTSE Europe	0.10%
UltraShort Health Care	0.00%
UltraShort Industrials	0.00%
UltraShort Materials	0.00%
UltraShort MidCap400	0.00%
UltraShort MSCI Brazil Capped	0.00%
UltraShort MSCI EAFE	0.00%
UltraShort MSCI Emerging Markets	0.00%
UltraShort MSCI Japan	0.00%
UltraShort Nasdaq Biotechnology	0.00%
UltraShort QQQ®	0.10%
UltraShort Real Estate	0.10%
UltraShort Russell2000	0.10%
UltraShort S&P500®	0.10%
UltraShort Semiconductors	0.00%
UltraShort SmallCap600	0.00%
UltraShort Technology	0.00%
UltraShort Utilities	0.00%
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to each Fund including,
ProShare Advisors, each Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the Exchange on which the shares of the Fund are listed (typically calculated as of 4:00 p.m. Eastern Time). Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities

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markets. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if a Fund sold them. See the SAI for more details.
To the extent a Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times a Fund is open for business. In particular, calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the Exchange on which the shares of a Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
As a shareholder on a Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from a Fund’s direct security holdings and deriva tive instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
Dividend Reinvestment Services
As noted above under “Distributions”, a Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.
Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as each Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.
Taxes
The following is certain general information about taxation of each Fund:
●Each Fund intends to qualify for treatment as a “regulated investment company” (“RIC”) for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If a Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If a Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by a Fund in options, futures, forward contracts, swap agreements and other derivative financial

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instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid fund-level tax.
●Investments by a Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause a Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by a Fund. Investments by a Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are tax able for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that a Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% Medicare contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that a Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty

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rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to a Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for each Fund. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. For the prior fiscal year, no payments were made by a Fund under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

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Financial Highlights
The following tables are intended to help you understand the financial history of each Fund for the past five years (or since inception, if shorter). Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the financial statements of a Fund, appears in the Annual Report of each Fund and is available upon request.

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ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Short 7-10 Year Treasury
Year ended May 31, 2024	$28.37	$1.07	$1.94	$—	$3.01	$(1.28)	$—	$—	$(1.28)	$30.10	10.87%	11.03%	1.18%	0.95%	3.38%	3.61%	$19,567	—
Year ended May 31, 2023	26.73	0.42	1.43	—	1.85	(0.21)	—	—	(0.21)	28.37	6.97	6.78	0.98	0.95	1.47	1.50	28,374	—
Year ended May 31, 2022	24.82	(0.21)	2.12	—	1.91	—	—	—	—	26.73	7.67	8.04	0.96	0.95	(0.86)	(0.85)	171,717	—
Year ended May 31, 2021	23.86	(0.23)	1.19	—	0.96	—	—	—	—	24.82	4.04	3.77	1.10	0.95	(1.09)	(0.94)	89,977	—
Year ended May 31, 2020	27.27	0.17	(3.24)	—	(3.07)	(0.32)	—	(0.02)#	(0.34)	23.86	(11.40)	(11.28)	1.22	0.95	0.40	0.67	15,507	—
Short 20+ Year Treasury
Year ended May 31, 2024	21.90	0.88	2.66	—	3.54	(1.07)	—	—	(1.07)	24.37	16.68	16.84	0.95	0.95	3.72	3.72	98,681	—
Year ended May 31, 2023	19.86	0.42	1.91	—	2.33	(0.29)	—	—	(0.29)	21.90	11.76	11.66	0.92	0.92	1.96	1.96	186,123	—
Year ended May 31, 2022	17.60	(0.14)	2.40	—	2.26	—	—	—	—	19.86	12.81	12.33	0.90	0.90	(0.81)	(0.81)	675,163	—
Year ended May 31, 2021	15.53	(0.15)	2.22	—	2.07	—	—	—	—	17.60	13.36	13.62	0.92	0.92	(0.87)	(0.87)	597,553	—
Year ended May 31, 2020	20.67	0.22	(5.06)	—	(4.84)	(0.26)	—	(0.04)#	(0.30)	15.53	(23.72)	(23.43)	0.94	0.94	1.18	1.18	159,921	—
Short Dow30SM
Year ended May 31, 2024	33.94	1.43	(4.46)	—(h)	(3.03)	(1.47)	—	—	(1.47)	29.44	(9.06)	(9.04)	0.97	0.95	4.60	4.61	181,754	—
Year ended May 31, 2023	33.99	0.66	(0.38)	—	0.28	(0.33)	—	—	(0.33)	33.94	0.83	0.83	0.96	0.95	1.93	1.94	263,833	—
Year ended May 31, 2022	34.12	(0.29)	0.16(i)	—	(0.13)	—	—	—	—	33.99	(0.39)	(0.38)	0.95	0.95	(0.86)	(0.86)	255,737	—
Year ended May 31, 2021	49.16	(0.36)	(14.68)	—	(15.04)	—	—	—	—	34.12	(30.59)	(30.65)	0.96	0.95	(0.88)	(0.86)	232,824	—
Year ended May 31, 2020	57.46	0.27	(7.93)	—	(7.66)	(0.59)	—	(0.05)#	(0.64)	49.16	(13.40)	(13.38)	0.99	0.95	0.47	0.51	502,585	—

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Short Financials
Year ended May 31, 2024	$13.63	$0.52	$(3.15)	$—	$(2.63)	$(0.55)	$—	$—	$(0.55)	$10.45	(19.70)%	(19.51)%	1.25%	0.95%	3.95%	4.25%	$11,752	—
Year ended May 31, 2023	12.54	0.28	0.92	—	1.20	(0.11)	—	—	(0.11)	13.63	9.65	9.62	1.15	0.95	1.92	2.12	43,286	—
Year ended May 31, 2022	12.72	(0.10)	(0.08)(i)	—	(0.18)	—	—	—	—	12.54	(1.41)	(1.34)	1.56	0.95	(1.45)	(0.84)	18,494	—
Year ended May 31, 2021	20.49	(0.16)	(7.61)	—	(7.77)	—	—	—	—	12.72	(37.93)	(37.85)	1.29	0.95	(1.28)	(0.93)	9,855	—
Year ended May 31, 2020	22.52	0.09	(1.92)	—	(1.83)	(0.18)	—	(0.02)#	(0.20)	20.49	(8.12)	(8.43)	1.27	0.95	0.11	0.43	32,272	—
Short FTSE China 50
Year ended May 31, 2024	18.62	0.54	(1.62)	—	(1.08)	(0.53)	—	—	(0.53)	17.01	(5.98)	(5.92)	2.17	0.95	1.74	2.96	6,802	—
Year ended May 31, 2023	17.09	0.28	1.38	—	1.66	(0.13)	—	—	(0.13)	18.62	9.73	9.94	1.89	0.95	0.61	1.55	7,447	—
Year ended May 31, 2022	14.18	(0.15)	3.06	—	2.91	—	—	—	—	17.09	20.55	20.62	2.06	0.95	(2.00)	(0.89)	6,836	—
Year ended May 31, 2021	18.64	(0.14)	(4.32)	—	(4.46)	—	—	—	—	14.18	(23.94)	(24.08)	2.34	0.95	(2.33)	(0.94)	2,835	—
Year ended May 31, 2020	20.20	0.05	(1.46)	—	(1.41)	(0.14)	—	(0.01)#	(0.15)	18.64	(6.97)	(6.84)	1.98	0.95	(0.75)	0.28	6,524	—
Short High Yield
Year ended May 31, 2024	18.72	0.73	(1.44)	—	(0.71)	(0.77)	—	—	(0.77)	17.24	(3.80)	(3.76)	1.00	0.95	4.00	4.05	94,835	—
Year ended May 31, 2023	18.44	0.34	0.13(i)	—	0.47	(0.19)	—	—	(0.19)	18.72	2.52	2.48	0.98	0.95	1.75	1.78	243,364	—
Year ended May 31, 2022	18.23	(0.14)	0.35	—	0.21	—	—	—	—	18.44	1.17	1.26	1.03	0.95	(0.87)	(0.79)	343,042	—
Year ended May 31, 2021	20.88	(0.18)	(2.47)	—	(2.65)	—	—	—	—	18.23	(12.70)	(12.70)	1.05	0.95	(1.01)	(0.91)	54,685	—
Year ended May 31, 2020	22.17	0.10	(1.17)	—	(1.07)	(0.21)	—	(0.01)#	(0.22)	20.88	(4.83)	(4.81)	1.02	0.95	0.42	0.48	119,021	—

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Short MidCap400
Year ended May 31, 2024	$25.22	$0.90	$(4.77)	$—	$(3.87)	$(1.09)	$—	$—	$(1.09)	$20.26	(15.65)%	(15.71)%	1.74%	0.95%	3.17%	3.96%	$5,442	—
Year ended May 31, 2023	24.73	0.54	0.21(i)	—	0.75	(0.26)	—	—	(0.26)	25.22	3.03	3.03	1.40	0.95	1.72	2.17	16,230	—
Year ended May 31, 2022	24.32	(0.21)	0.62	—	0.41	—	—	—	—	24.73	1.68	1.73	1.53	0.95	(1.46)	(0.88)	12,206	—
Year ended May 31, 2021	40.36	(0.30)	(15.74)	—	(16.04)	—	—	—	—	24.32	(39.75)	(39.76)	1.22	0.95	(1.21)	(0.94)	12,004	—
Year ended May 31, 2020	46.08	0.09	(5.33)	—	(5.24)	(0.46)	—	(0.02)#	(0.48)	40.36	(11.42)	(11.51)	1.37	0.95	(0.22)	0.20	31,022	—
Short MSCI EAFE
Year ended May 31, 2024	18.86	0.70	(2.50)	—	(1.80)	(0.82)	—	—	(0.82)	16.24	(9.84)	(9.93)	1.17	0.95	3.69	3.91	20,707	—
Year ended May 31, 2023	19.54	0.40	(0.85)	—	(0.45)	(0.23)	—	—	(0.23)	18.86	(2.30)	(2.17)	1.02	0.95	1.88	1.95	67,431	—
Year ended May 31, 2022	18.19	(0.15)	1.50(i)	—	1.35	—	—	—	—	19.54	7.41	7.43	1.22	0.95	(1.06)	(0.79)	64,958	—
Year ended May 31, 2021	26.23	(0.21)	(7.83)	—	(8.04)	—	—	—	—	18.19	(30.66)	(30.69)	1.28	0.95	(1.26)	(0.93)	9,549	—
Year ended May 31, 2020	27.52	0.11	(1.10)	—	(0.99)	(0.29)	—	(0.01)#	(0.30)	26.23	(3.54)	(3.55)	1.15	0.95	0.19	0.39	45,247	—
Short MSCI Emerging Markets
Year ended May 31, 2024	15.37	0.54	(1.44)	—	(0.90)	(0.61)	—	—	(0.61)	13.86	(5.94)	(5.81)	1.27	0.95	3.37	3.69	15,251	—
Year ended May 31, 2023	14.11	0.26	1.13	—	1.39	(0.13)	—	—	(0.13)	15.37	9.77	9.69	1.16	0.95	1.47	1.68	37,646	—
Year ended May 31, 2022	11.86	(0.11)	2.36	—	2.25	—	—	—	—	14.11	19.04	18.97	1.19	0.95	(1.12)	(0.87)	43,046	—
Year ended May 31, 2021	18.52	(0.13)	(6.53)	—	(6.66)	—	—	—	—	11.86	(35.98)	(35.96)	1.12	0.95	(1.10)	(0.93)	20,747	—
Year ended May 31, 2020	19.50	0.11	(0.89)	—	(0.78)	(0.18)	—	(0.02)#	(0.20)	18.52	(3.96)	(3.83)	1.05	0.95	0.47	0.57	87,971	—

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Short QQQ
Year ended May 31, 2024 (gg)	$56.71	$2.73	$(12.93)	$0.01	$(10.19)	$(2.93)	$—	$—	$(2.93)	$43.59	(18.50)%	(18.47)%	0.99%	0.95%	5.41%	5.46%	$569,807	—
Year ended May 31, 2023 (gg)	66.32	1.45	(10.35)	—	(8.90)	(0.71)	—	—	(0.71)	56.71	(13.57)	(13.64)	0.99	0.95	2.11	2.16	1,126,410	—
Year ended May 31, 2022 (gg)	66.08	(0.50)	0.74	—	0.24	—	—	—	—	66.32	0.35	0.38	1.00	0.95	(0.87)	(0.82)	1,083,760	—
Year ended May 31, 2021 (gg)	101.64	(0.66)	(34.90)	—	(35.56)	—	—	—	—	66.08	(34.99)	(35.09)	1.00	0.95	(0.90)	(0.85)	595,528	—
Year ended May 31, 2020 (gg)	152.45	1.18	(50.14)	—	(48.96)	(1.63)	—	(0.22)#	(1.85)	101.64	(32.40)	(32.33)	1.02	0.95	0.86	0.92	502,349	—
Short Real Estate
Year ended May 31, 2024	20.95	0.84	(1.49)	—	(0.65)	(0.88)	—	—	(0.88)	19.42	(3.02)	(3.12)	(1.15)	0.95	3.98	4.17	17,962	—
Year ended May 31, 2023	18.07	0.43	2.68	—	3.11	(0.23)	—	—	(0.23)	20.95	17.21	17.08	1.09	0.95	2.01	2.15	55,517	—
Year ended May 31, 2022 (aa)	19.13	(0.15)	(0.91)	—	(1.06)	—	—	—	—	18.07	(5.55)	(5.34)	1.74	0.95	(1.63)	(0.84)	16,259	—
Year ended May 31, 2021 (aa)	26.61	(0.22)	(7.26)	—	(7.48)	—	—	—	—	19.13	(28.07)	(28.20)	1.37	0.95	(1.35)	(0.94)	7,652	—
Year ended May 31, 2020 (aa)	28.38	0.02	(1.53)	—	(1.51)	(0.24)	—	(0.02)#	(0.26)	26.61	(5.31)	(5.43)	1.60	0.95	(0.57)	0.08	27,274	—
Short Russell2000
Year ended May 31, 2024	24.83	1.04	(3.98)	—	(2.94)	(1.12)	—	—	(1.12)	20.77	(12.05)	(12.07)	1.02	0.95	4.50	4.57	167,505	—
Year ended May 31, 2023	24.09	0.48	0.50	—	0.98	(0.24)	—	—	(0.24)	24.83	4.07	4.04	1.01	0.95	1.92	1.97	451,041	—
Year ended May 31, 2022	21.42	(0.18)	2.85	—	2.67	—	—	—	—	24.09	12.47	12.62	1.00	0.95	(0.87)	(0.82)	453,284	—
Year ended May 31, 2021	38.01	(0.24)	(16.35)	—	(16.59)	—	—	—	—	21.42	(43.66)	(43.71)	1.02	0.95	(0.92)	(0.85)	273,412	—
Year ended May 31, 2020	42.76	0.26	(4.49)	—	(4.23)	(0.47)	—	(0.05)#	(0.52)	38.01	(9.94)	(9.96)	1.03	0.95	0.55	0.63	485,265	—

464 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Short S&P500®
Year ended May 31, 2024	$14.86	$0.66	$(2.86)	$—(h)	$(2.20)	$(0.72)	$—	$—	$(0.72)	$11.94	(15.21)%	(15.22)%	0.89%	0.89%	4.91%	4.91%	$987,835	—
Year ended May 31, 2023	15.23	0.34	(0.54)	—	(0.20)	(0.17)	—	—	(0.17)	14.86	(1.31)	(1.23)	0.88	0.88	2.15	2.15	2,245,330	—
Year ended May 31, 2022	15.77	(0.11)	(0.43)	—	(0.54)	—	—	—	—	15.23	(3.46)	(3.55)	0.89	0.89	(0.76)	(0.76)	2,350,459	—
Year ended May 31, 2021	22.96	(0.15)	(7.04)	—	(7.19)	—	—	—	—	15.77	(31.31)	(31.38)	0.88	0.88	(0.77)	(0.77)	1,404,720	—
Year ended May 31, 2020	28.53	0.16	(5.38)	—	(5.22)	(0.32)	—	(0.03)#	(0.35)	22.96	(18.45)	(18.40)	0.90	0.90	0.63	0.63	3,697,429	—
Short SmallCap600
Year ended May 31, 2024	19.16	0.67	(3.17)	—	(2.50)	(0.74)	—	—	(0.74)	15.92	(13.25)	(12.86)	1.51	0.95	3.27	3.82	5,950	—
Year ended May 31, 2023	17.96	0.44	0.93	—	1.37	(0.17)	—	—	(0.17)	19.16	7.63	7.28	1.37	0.95	1.96	2.38	30,060	—
Year ended May 31, 2022	17.35	(0.15)	0.76	—	0.61	—	—	—	—	17.96	3.51	3.57	2.32	0.95	(2.22)	(0.85)	7,071	—
Year ended May 31, 2021	32.60	(0.23)	(15.02)	—	(15.25)	—	—	—	—	17.35	(46.78)	(46.75)	1.66	0.95	(1.65)	(0.94)	4,662	—
Year ended May 31, 2020	34.96	—(h)	(2.08)	—	(2.08)	(0.27)	—	(0.01)#	(0.28)	32.60	(5.93)	(5.96)	2.21	0.95	(1.27)	(0.01)	13,651	—
Ultra 7-10 Year Treasury
Year ended May 31, 2024	48.41	1.78	(6.83)	—	(5.05)	(1.81)	—	—	(1.81)	41.55	(10.63)	(11.03)	1.42	0.95	3.66	4.12	18,905	—
Year ended May 31, 2023	55.02	1.09	(7.28)	—	(6.19)	(0.42)	—	—	(0.42)	48.41	(11.25)	(10.94)	1.42	0.95	1.70	2.17	9,925	—
Year ended May 31, 2022	67.14	(0.06)	(11.92)	—	(11.98)	(0.14)	—	—	(0.14)	55.02	(17.88)	(18.01)	1.41	0.95	(0.55)	(0.09)	17,882	57%
Year ended May 31, 2021	75.97	0.29	(8.79)	—	(8.50)	(0.33)	—	—	(0.33)	67.14	(11.23)	(11.19)	1.25	0.95	0.09	0.39	18,464	56
Year ended May 31, 2020	60.72	0.68	15.28	—	15.96	(0.71)	—	—	(0.71)	75.97	26.49	26.24	1.20	0.95	0.77	1.02	34,187	193

FINANCIAL HIGHLIGHTS :: 465
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra 20+ Year Treasury
Year ended May 31, 2024	$25.26	$0.83	$(6.75)	$—	$(5.92)	$(0.81)	$—	$—	$(0.81)	$18.53	(23.91)%	(24.25)%	1.00%	0.95%	4.10%	4.15%	$91,716	—
Year ended May 31, 2023	33.66	0.62	(8.81)	—	(8.19)	(0.21)	—	—	(0.21)	25.26	(24.39)	(24.22)	1.06	0.95	2.17	2.28	58,718	—
Year ended May 31, 2022	48.00	(0.25)	(14.09)	—	(14.34)	—	—	—	—	33.66	(29.86)	(29.47)	1.11	0.95	(0.66)	(0.50)	36,189	58%
Year ended May 31, 2021(m)	66.77	(0.17)	(18.60)	—	(18.77)	—	—	—	—	48.00	(28.12)	(28.26)	1.14	0.95	(0.47)	(0.28)	28,797	5
Year ended May 31, 2020(m)	44.89	0.46	22.16	—	22.62	(0.74)	—	—	(0.74)	66.77	50.92	49.64	1.17	0.95	0.61	0.84	50,076	292
Ultra Communication Services
Year ended May 31, 2024	38.94	0.19	25.28	—	25.47	(0.14)	—	—	(0.14)	64.27	65.50	65.23	5.63	0.95	(4.33)	0.35	3,213	298
Year ended May 31, 2023	39.30	0.65	(0.10)	—	0.55	(0.91)	—	—	(0.91)	38.94	1.98	1.97	8.96	0.95	(6.09)	1.92	779	47
Year ended May 31, 2022	47.81	0.59	(8.40)	—	(7.81)	(0.70)	—	—	(0.70)	39.30	(16.64)	(16.77)	5.55	0.95	(3.37)	1.23	1,965	34
Year ended May 31, 2021	34.38	0.53	13.40	—	13.93	(0.50)	—	—	(0.50)	47.81	41.06	41.47	8.63	0.95	(6.37)	1.31	2,391	18
Year ended May 31, 2020	36.53	0.60	(2.33)	—	(1.73)	(0.42)	—	—	(0.42)	34.38	(4.66)	(5.08)	9.92	0.95	(7.40)	1.57	859	29
Ultra Consumer Discretionary
Year ended May 31, 2024	27.22	0.03	6.34	—	6.37	(0.03)	—	—	(0.03)	33.56	23.40	23.27	1.60	0.95	(0.57)	0.08	13,256	37
Year ended May 31, 2023	29.21	0.19	(2.12)	—	(1.93)	(0.06)	—	—	(0.06)	27.22	(6.57)	(6.68)	1.88	0.95	(0.19)	0.74	12,930	77
Year ended May 31, 2022 (cc)	48.65	(0.16)	(19.28)	—	(19.44)	—	—	—	—	29.21	(39.97)	(39.99)	1.32	0.95	(0.71)	(0.35)	13,874	18
Year ended May 31, 2021(m)	26.35	(0.16)	22.46	—	22.30	—	—	—	—	48.65	84.62	86.48	1.40	0.95	(0.85)	(0.40)	31,622	5
Year ended May 31, 2020(m)	24.45	0.03	1.93	—	1.96	(0.06)	—	—	(0.06)	26.35	8.01	6.98	1.51	0.95	(0.45)	0.11	18,447	37

466 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Consumer Staples
Year ended May 31, 2024	$16.25	$0.32	$1.32	$—	$1.64	$(0.13)	$—	$—	$(0.13)	$17.76	10.19%	9.45%	2.54%	0.95%	0.38%	1.97%	$7,816	26%
Year ended May 31, 2023	20.90	0.29	(4.74)	—	(4.45)	(0.20)	—	—	(0.20)	16.25	(21.33)	(20.93)	2.46	0.95	0.08	1.60	8,126	37
Year ended May 31, 2022 (bb)	22.44	0.09	(1.56)	—	(1.47)	(0.07)	—	—	(0.07)	20.90	(6.57)	(6.61)	1.80	0.95	(0.50)	0.35	8,362	9
Year ended May 31, 2021 (bb)	10.78	0.05	11.67	—	11.72	(0.06)	—	—	(0.06)	22.44	109.16	108.35	1.94	0.95	(0.69)	0.30	13,463	4
Year ended May 31, 2020 (bb)	9.92	0.15	0.83	—	0.98	(0.12)	—	—	(0.12)	10.78	9.90	10.30	2.71	0.95	(0.45)	1.31	5,389	23
Ultra Dow30SM
Year ended May 31, 2024	62.09	0.98	19.08	—	20.06	(0.46)	—	—	(0.46)	81.69	32.31	32.36	0.96	0.95	1.32	1.33	383,950	4
Year ended May 31, 2023	65.35	1.08	(3.94)	—	(2.86)	(0.40)	—	—	(0.40)	62.09	(4.35)	(4.35)	0.97	0.95	1.72	1.74	319,777	11
Year ended May 31, 2022	72.22	0.43	(7.05)	—	(6.62)	(0.25)	—	—	(0.25)	65.35	(9.21)	(9.21)	0.95	0.95	0.59	0.59	385,592	4
Year ended May 31, 2021	39.44	0.26	32.60	—	32.86	(0.08)	—	—	(0.08)	72.22	83.38	83.65	0.96	0.95	0.47	0.49	498,320	18
Year ended May 31, 2020	42.44	0.55	(3.17)	—	(2.62)	(0.38)	—	—	(0.38)	39.44	(6.20)	(6.29)	0.98	0.95	1.15	1.18	297,783	31
Ultra Energy
Year ended May 31, 2024	31.27	0.84	12.34	—	13.18	(0.46)	—	—	(0.46)	43.99	42.26	42.64	1.04	0.95	2.02	2.11	118,897	22
Year ended May 31, 2023	43.71	0.75	(12.82)	—	(12.07)	(0.37)	—	—	(0.37)	31.27	(27.74)	(27.60)	1.03	0.95	1.88	1.96	109,549	61
Year ended May 31, 2022 (ee)	16.69	0.43	27.11	—	27.54	(0.52)	—	—	(0.52)	43.71	168.23	167.93	0.99	0.95	1.95	1.99	218,701	31
Year ended May 31, 2021 (w) (ee)	10.00	0.31	6.71	—	7.02	(0.33)	—	—	(0.33)	16.69	73.14	72.84	1.03	0.95	2.84	2.92	211,207	24
Year ended May 31, 2020 (k) (w) (ee)	29.90	0.62	(19.79)	—	(19.17)	(0.73)	—	—	(0.73)	10.00	(65.49)	(65.44)	1.14	0.95	3.27	3.47	116,476	4

FINANCIAL HIGHLIGHTS :: 467
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Financials
Year ended May 31, 2024	$40.52	$0.38	$25.19	$—	$25.57	$(0.38)	$—	$—	$(0.38)	$65.71	63.44%	63.38%	0.95%	0.95%	0.73%	0.73%	$680,638	221%
Year ended May 31, 2023	53.90	0.46	(13.43)	—	(12.97)	(0.41)	—	—	(0.41)	40.52	(24.13)	(24.18)	0.95	0.95	1.00	1.00	474,341	50
Year ended May 31, 2022	63.67	0.22	(6.71)	—	(6.49)	(0.18)	(3.10)	—	(3.28)	53.90	(11.16)	(11.22)	0.95	0.95	0.35	0.35	671,523	9
Year ended May 31, 2021	29.48	0.17	34.21	—	34.38	(0.19)	—	—	(0.19)	63.67	117.16	117.29	0.95	0.95	0.40	0.40	923,717	7
Year ended May 31, 2020	40.74	0.45	(11.19)	—	(10.74)	(0.52)	—	—	(0.52)	29.48	(26.67)	(26.57)	0.97	0.95	1.02	1.04	448,299	21
Ultra FTSE China 50
Year ended May 31, 2024	16.98	0.34	(1.26)	—	(0.92)	(0.42)	—	—	(0.42)	15.64	(5.33)	(5.12)	1.84	0.95	1.31	2.20	10,560	—
Year ended May 31, 2023	29.78	0.23	(13.01)	—	(12.78)	(0.02)	—	—	(0.02)	16.98	(42.94)	(42.93)	1.77	0.97	0.19	0.99	9,592	—
Year ended May 31, 2022	70.23	(0.44)	(40.01)	—	(40.45)	—	—	—	—	29.78	(57.59)	(57.66)	1.49	0.95	(1.47)	(0.93)	10,424	—
Year ended May 31, 2021	50.40	(0.66)	20.49	—	19.83	—	—	—	—	70.23	39.33	39.60	1.19	0.95	(1.18)	(0.95)	28,091	—
Year ended May 31, 2020	58.75	0.09	(5.94)	—	(5.85)	(2.50)	—	—	(2.50)	50.40	(10.42)	(10.64)	1.95	0.95	(0.86)	0.15	20,162	—
Ultra FTSE Europe
Year ended May 31, 2024	51.61	1.06	15.31	—	16.37	(1.03)	—	—	(1.03)	66.95	32.12	31.90	3.05	0.95	(0.18)	1.91	5,021	—
Year ended May 31, 2023	52.93	0.49	(1.70)	—	(1.21)	(0.11)	—	—	(0.11)	51.61	(2.28)	(2.36)	3.06	0.95	(1.05)	1.05	3,871	—
Year ended May 31, 2022	69.86	(0.59)	(16.34)	—	(16.93)	—	—	—	—	52.93	(24.25)	(24.74)	2.61	0.95	(2.56)	(0.90)	3,969	—
Year ended May 31, 2021	35.00	(0.47)	35.33	—	34.86	—	—	—	—	69.86	99.64	100.63	2.94	0.95	(2.93)	(0.95)	5,239	—
Year ended May 31, 2020	43.65	0.09	(8.46)	—	(8.37)	(0.28)	—	—	(0.28)	35.00	(19.36)	(18.74)	2.33	0.95	(1.18)	0.20	3,500	—

468 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Health Care
Year ended May 31, 2024	$82.29	$0.98	$15.87	$—	$16.85	$(0.34)	$—	$—	$(0.34)	$98.80	20.50%	20.03%	1.05%	0.95%	0.97%	1.07%	$86,947	4%
Year ended May 31, 2023	92.43	0.91	(10.83)	—	(9.92)	(0.22)	—	—	(0.22)	82.29	(10.76)	(10.55)	1.08	0.95	0.90	1.03	80,233	19
Year ended May 31, 2022	88.41	0.23	3.95	—	4.18	(0.16)	—	—	(0.16)	92.43	4.70	4.60	1.02	0.95	0.17	0.24	117,843	12
Year ended May 31, 2021(r)	61.51	0.12	26.86	—	26.98	(0.08)	—	—	(0.08)	88.41	43.89	43.81	1.04	0.95	0.07	0.17	130,405	4
Year ended May 31, 2020(r)	46.34	0.35	15.01	—	15.36	(0.19)	—	—	(0.19)	61.51	33.26	33.58	1.08	0.95	0.50	0.63	110,716	21
Ultra High Yield
Year ended May 31, 2024	60.58	1.94	7.45	—	9.39	(1.53)	—	—	(1.53)	68.44	15.62	15.36	1.58	0.95	2.36	2.99	7,529	—
Year ended May 31, 2023	67.42	1.07	(6.33)	—	(5.26)	(1.58)	—	—	(1.58)	60.58	(7.79)	(7.83)	1.68	0.96	1.01	1.73	5,452	—
Year ended May 31, 2022	75.77	(0.71)	(7.39)	—	(8.10)	—	(0.25)	—	(0.25)	67.42	(10.74)	(10.63)	1.17	0.95	(1.15)	(0.93)	20,227	—
Year ended May 31, 2021	64.18	(0.63)	14.17	—	13.54	(1.95)	—	—	(1.95)	75.77	21.27	21.30	1.95	0.97	(1.84)	(0.86)	28,414	—
Year ended May 31, 2020	66.69	1.16	(0.95)	—	0.21	(2.72)	—	—	(2.72)	64.18	0.03	0.34	2.86	1.04	(0.13)	1.70	4,813	—
Ultra Industrials
Year ended May 31, 2024	21.38	0.13	11.39	—	11.52	(0.08)	—	—	(0.08)	32.82	53.88	53.70	1.44	0.95	(0.02)	0.47	23,302	8
Year ended May 31, 2023	23.85	0.21	(2.63)	—	(2.42)	(0.05)	—	—	(0.05)	21.38	(10.14)	(10.09)	1.68	0.95	0.18	0.91	16,252	73
Year ended May 31, 2022	33.02	0.01	(9.17)	—	(9.16)	(0.01)	—	—	(0.01)	23.85	(27.77)	(27.70)	1.32	0.95	(0.33)	0.05	16,694	9
Year ended May 31, 2021(v)	14.84	0.02	18.20	—	18.22	(0.04)	—	—	(0.04)	33.02	123.00	122.38	1.55	0.95	(0.53)	0.07	40,451	3
Year ended May 31, 2020(v)	17.09	0.14	(2.26)	—	(2.12)	(0.13)	—	—	(0.13)	14.84	(12.47)	(12.37)	1.61	0.95	0.09	0.74	14,838	31

FINANCIAL HIGHLIGHTS :: 469
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Materials
Year ended May 31, 2024	$19.73	$0.21	$7.89	$—	$8.10	$(0.10)	$—	$—	$(0.10)	$27.73	41.07%	40.19%	1.19%	0.95%	0.62%	0.87%	$45,059	2%
Year ended May 31, 2023	26.77	0.34	(7.23)	—	(6.89)	(0.15)	—	—	(0.15)	19.73	(25.72)	(25.47)	1.18	0.95	1.32	1.55	37,988	40
Year ended May 31, 2022 (ee)	26.79	0.16	(0.02)	—	0.14	(0.16)	—	—	(0.16)	26.77	0.54	0.22	1.10	0.95	0.50	0.65	62,229	5
Year ended May 31, 2021 (ee)	11.08	0.08	15.72	—	15.80	(0.09)	—	—	(0.09)	26.79	143.30	143.29	1.15	0.95	0.25	0.45	104,477	12
Year ended May 31, 2020 (ee)	11.89	0.15	(0.77)	—	(0.62)	(0.19)	—	—	(0.19)	11.08	(5.43)	(5.04)	1.23	0.95	0.85	1.13	27,696	6
Ultra MidCap400
Year ended May 31, 2024	45.36	0.32	19.45	—	19.77	(0.36)	—	—	(0.36)	64.77	43.73	43.61	1.00	0.95	0.52	0.58	137,634	27
Year ended May 31, 2023	54.03	0.60	(8.73)	—	(8.13)	(0.54)	—	—	(0.54)	45.36	(15.04)	(14.94)	1.04	0.95	1.11	1.21	114,542	46
Year ended May 31, 2022	65.80	0.18	(11.82)	—	(11.64)	(0.13)	—	—	(0.13)	54.03	(17.73)	(17.75)	0.99	0.95	0.24	0.28	122,914	52
Year ended May 31, 2021	28.58	0.06	37.24	—	37.30	(0.08)	—	—	(0.08)	65.80	130.66	130.86	1.06	0.95	0.04	0.15	189,162	18
Year ended May 31, 2020	35.41	0.26	(6.77)	—	(6.51)	(0.32)	—	—	(0.32)	28.58	(18.51)	(18.50)	1.06	0.95	0.58	0.69	105,036	73
Ultra MSCI Brazil Capped
Year ended May 31, 2024	22.55	0.74	0.35	—	1.09	(0.55)	—	—	(0.55)	23.09	4.31	4.02	2.85	0.95	0.71	2.60	3,268	—
Year ended May 31, 2023	32.73	0.13	(10.31)	—	(10.18)	—	—	—	—	22.55	(31.12)	(31.43)	2.65	0.95	(1.15)	0.55	4,544	—
Year ended May 31, 2022	37.27	(0.27)	(4.27)	—	(4.54)	—	—	—	—	32.73	(12.21)	(11.88)	2.22	0.95	(2.17)	(0.90)	9,543	—
Year ended May 31, 2021	20.23	(0.27)	17.31	—	17.04	—	—	—	—	37.27	84.28	85.11	2.00	0.95	(2.00)	(0.95)	7,140	—
Year ended May 31, 2020	70.62	0.06	(50.07)	—	(50.01)	(0.38)	—	—	(0.38)	20.23	(71.21)	(71.30)	2.10	0.96	(1.03)	0.10	4,886	—

470 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra MSCI EAFE
Year ended May 31, 2024	$38.36	$0.81	$9.46	$—	$10.27	$(0.90)	$—	$—	$(0.90)	$47.73	27.13%	27.27%	1.83%	0.95%	1.09%	1.96%	$10,739	—
Year ended May 31, 2023	40.28	0.48	(2.31)	—	(1.83)	(0.09)	—	—	(0.09)	38.36	(4.54)	(4.37)	1.81	0.95	0.48	1.33	10,550	—
Year ended May 31, 2022	52.83	(0.45)	(12.10)	—	(12.55)	—	—	—	—	40.28	(23.76)	(23.48)	1.68	0.95	(1.64)	(0.91)	9,064	—
Year ended May 31, 2021	28.74	(0.39)	24.48	—	24.09	—	—	—	—	52.83	83.86	82.35	1.56	0.95	(1.56)	(0.95)	13,208	—
Year ended May 31, 2020	34.62	0.01	(5.77)	—	(5.76)	(0.12)	—	—	(0.12)	28.74	(16.71)	(16.08)	2.22	0.95	(1.23)	0.04	3,592	—
Ultra MSCI Emerging Markets
Year ended May 31, 2024	47.07	1.40	5.15	—	6.55	(1.30)	—	—	(1.30)	52.32	14.13	14.08	1.48	0.95	2.30	2.83	15,697	—
Year ended May 31, 2023	62.90	0.62	(16.35)	—	(15.73)	(0.10)	—	—	(0.10)	47.07	(25.01)	(24.99)	1.36	0.96	0.81	1.21	16,474	—
Year ended May 31, 2022	105.83	(0.80)	(42.13)	—	(42.93)	—	—	—	—	62.90	(40.57)	(40.56)	1.09	0.95	(1.05)	(0.90)	26,731	—
Year ended May 31, 2021	51.04	(0.87)	55.66	—	54.79	—	—	—	—	105.83	107.34	107.36	1.09	0.95	(1.08)	(0.95)	92,605	—
Year ended May 31, 2020	65.46	0.22	(13.61)	—	(13.39)	(1.03)	—	—	(1.03)	51.04	(20.88)	(20.89)	1.39	0.95	(0.10)	0.34	12,761	—
Ultra MSCI Japan
Year ended May 31, 2024	32.11	0.62	8.04	—	8.66	(0.46)	—	—	(0.46)	40.31	27.15	27.23	2.05	0.95	0.60	1.70	9,272	—
Year ended May 31, 2023	32.91	0.21	(0.85)	—	(0.64)	(0.16)	—	—	(0.16)	32.11	(1.89)	(2.29)	3.75	0.95	(2.08)	0.73	9,313	111%
Year ended May 31, 2022	47.18	(0.33)	(13.94)	—	(14.27)	—	—	—	—	32.91	(30.24)	(30.26)	2.25	0.96	(2.05)	(0.76)	5,760	579
Year ended May 31, 2021	31.35	(0.39)	16.22	—	15.83	—	—	—	—	47.18	50.48	50.81	2.34	0.95	(2.34)	(0.95)	5,897	—
Year ended May 31, 2020	30.01	(0.09)	1.48	—	1.39	(0.04)	—	(0.01)	(0.05)	31.35	4.61	4.49	2.33	0.95	(1.66)	(0.28)	3,919	—

FINANCIAL HIGHLIGHTS :: 471
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Nasdaq Biotechnology
Year ended May 31, 2024	$52.21	$0.25	$3.66	$—	$3.91	$(0.08)	$—	$—	$(0.08)	$56.04	7.49%	7.51%	1.14%	0.95%	0.28%	0.47%	$88,267	32%
Year ended May 31, 2023	48.04	0.11	4.08	—	4.19	(0.02)	—	—	(0.02)	52.21	8.71	8.53	1.15	0.95	—(j)	0.20	96,593	23
Year ended May 31, 2022	84.53	(0.23)	(36.26)	—	(36.49)	—	—	—	—	48.04	(43.17)	(43.05)	1.08	0.95	(0.41)	(0.28)	93,685	27
Year ended May 31, 2021	70.76	(0.36)	14.13	—	13.77	—	—	—	—	84.53	19.46	19.50	1.08	0.95	(0.58)	(0.45)	287,388	27
Year ended May 31, 2020	43.67	(0.09)	27.18	—	27.09	—	—	—	—	70.76	62.03	61.87	1.10	0.95	(0.31)	(0.17)	183,980	37
Ultra Nasdaq Cloud Computing
Year ended May 31, 2024	15.73	—(h)	6.04	—	6.04	—	—	—	—	21.77	38.39	38.46	4.91	0.95	(3.96)	(0.01)	2,721	59
Year ended May 31, 2023	18.30	0.03	(2.60)	—	(2.57)	—	—	—	—	15.73	(14.04)	(14.04)	7.37	0.95	(6.20)	0.21	1,573	70
Year ended May 31, 2022	39.18	(0.16)	(20.72)	—	(20.88)	—	—	—	—	18.30	(53.30)	(53.81)	3.49	0.95	(2.96)	(0.43)	1,830	74
January 19, 2021* through May 31, 2021	40.00	(0.09)	(0.73)(i)	—	(0.82)	—	—	—	—	39.18	(2.04)	(0.95)	3.85	0.95	(3.47)	(0.57)	1,959	6
Ultra Nasdaq Cybersecurity
Year ended May 31, 2024	28.45	0.73	7.80	—	8.53	(0.35)	—	—	(0.35)	36.63	29.95	30.02	3.97	0.95	(0.99)	2.03	3,297	—
Year ended May 31, 2023	31.11	0.10	(2.76)	—	(2.66)	—	—	—	—	28.45	(8.54)	(8.99)	4.05	0.95	(2.71)	0.39	1,992	—
Year ended May 31, 2022	37.53	(0.41)	(5.77)	—	(6.18)	—	(0.24)	—	(0.24)	31.11	(16.75)	(16.09)	2.07	0.95	(2.01)	(0.89)	2,333	—
January 19, 2021* through May 31, 2021	40.00	(0.13)	(2.34)	—	(2.47)	—	—	—	—	37.53	(6.15)	(6.40)	3.52	0.95	(3.52)	(0.95)	2,815	—
Ultra QQQ
Year ended May 31, 2024	57.26	0.20	31.68	—	31.88	(0.13)	—	—	(0.13)	89.01	55.71	55.74	0.97	0.95	0.25	0.27	6,315,591	24
Year ended May 31, 2023	50.68	0.45	6.24	—	6.69	(0.11)	—	—	(0.11)	57.26	13.34	13.47	0.98	0.95	0.97	1.01	4,586,772	27
Year ended May 31, 2022	63.62	(0.22)	(12.72)	—	(12.94)	—	—	—	—	50.68	(20.35)	(20.44)	0.98	0.95	(0.33)	(0.30)	3,679,324	54
Year ended May 31, 2021(m) (w)	32.93	(0.17)	30.86	—	30.69	—	—	—	—	63.62	93.20	93.78	0.97	0.95	(0.35)	(0.33)	4,294,521	8
Year ended May 31, 2020(m) (w)	20.83	—	12.13	—	12.13	(0.03)	—	—	(0.03)	32.93	58.25	58.04	0.99	0.95	(0.04)	0.01	2,371,112	33

472 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Real Estate
Year ended May 31, 2024	$52.72	$1.11	$2.72	$—	$3.83	$(0.88)	$—	$—	$(0.88)	$55.67	7.23%	7.06%	1.10%	0.95%	1.86%	2.01%	$57,552	25%
Year ended May 31, 2023	82.93	1.29	(30.77)	—	(29.48)	(0.73)	—	—	(0.73)	52.72	(35.66)	(35.59)	1.09	0.95	1.86	2.00	59,771	29
Year ended May 31, 2022	84.64	0.63	(1.66)	—	(1.03)	(0.68)	—	—	(0.68)	82.93	(1.39)	(1.59)	1.04	0.95	0.56	0.65	102,313	10
Year ended May 31, 2021	51.66	0.56	32.86	—	33.42	(0.44)	—	—	(0.44)	84.64	65.16	65.51	1.07	0.95	0.77	0.89	117,124	6
Year ended May 31, 2020	75.11	1.16	(23.52)	—	(22.36)	(1.09)	—	—	(1.09)	51.66	(30.18)	(30.15)	1.06	0.95	1.40	1.51	76,646	41
Ultra Russell2000
Year ended May 31, 2024	29.74	0.37	8.41	—	8.78	(0.19)	—	—	(0.19)	38.33	29.56	30.05	1.09	0.95	0.91	1.06	205,065	40
Year ended May 31, 2023	37.10	0.42	(7.65)	—	(7.23)	(0.13)	—	—	(0.13)	29.74	(19.51)	(19.57)	1.15	0.95	1.05	1.25	120,439	58
Year ended May 31, 2022	57.80	(0.03)	(20.67)	—	(20.70)	—	—	—	—	37.10	(35.82)	(35.93)	1.31	0.95	(0.42)	(0.06)	181,770	47
Year ended May 31, 2021(w)	23.09	(0.11)	34.83	—	34.72	(0.01)	—	—	(0.01)	57.80	150.40	151.15	1.15	0.95	(0.44)	(0.24)	742,689	20
Year ended May 31, 2020(w)	30.32	0.16	(7.18)	—	(7.02)	(0.21)	—	—	(0.21)	23.09	(23.32)	(23.49)	1.24	0.95	0.21	0.51	124,664	73
Ultra S&P500®
Year ended May 31, 2024	51.58	0.66	25.64	—	26.30	(0.30)	—	—	(0.30)	77.58	51.06	51.04	0.89	0.89	1.03	1.04	5,108,941	4
Year ended May 31, 2023	53.88	0.80	(2.92)	—	(2.12)	(0.18)	—	—	(0.18)	51.58	(3.89)	(3.83)	0.91	0.91	1.67	1.67	3,512,357	13
Year ended May 31, 2022 (cc)	57.13	0.20	(3.32)	—	(3.12)	(0.13)	—	—	(0.13)	53.88	(5.49)	(5.53)	0.89	0.89	0.31	0.32	3,424,199	19
Year ended May 31, 2021 (m) (cc)	30.42	0.16	26.63	—	26.79	(0.08)	—	—	(0.08)	57.13	88.11	88.62	0.89	0.89	0.38	0.38	3,827,456	3
Year ended May 31, 2020 (m) (cc)	27.69	0.28	2.63	—	2.91	(0.18)	—	—	(0.18)	30.42	10.56	10.46	0.91	0.91	0.88	0.88	2,165,829	46

FINANCIAL HIGHLIGHTS :: 473
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Semiconductors
Year ended May 31, 2024	$36.83	$(0.05)	$80.77	$—	$80.72	$(0.03)	$—	$—	$(0.03)	$117.52	219.24%	219.26%	0.95%	0.95%	(0.09)%	(0.09)%	$1,002,455	104%
Year ended May 31, 2023	28.29	0.20	8.39	—	8.59	(0.05)	—	—	(0.05)	36.83	30.55	30.34	1.03	0.95	0.82	0.90	254,142	54
Year ended May 31, 2022	31.37	(0.03)	(3.05)	—	(3.08)	—	—	—	—	28.29	(9.81)	(9.79)	0.97	0.95	(0.09)	(0.07)	247,580	83
Year ended May 31, 2021(v)	13.86	—(h)	17.53	—	17.53	(0.02)	—	—	(0.02)	31.37	126.56	127.69	1.01	0.95	(0.07)	(0.01)	253,317	11
Year ended May 31, 2020(v)	8.19	0.10	5.68	—	5.78	(0.11)	—	—	(0.11)	13.86	70.79	69.70	1.11	0.95	0.63	0.80	77,624	58
Ultra SmallCap600
Year ended May 31, 2024	19.08	0.28	5.44	—	5.72	(0.26)	—	—	(0.26)	24.54	30.10	29.80	1.41	0.95	0.81	1.27	32,758	38
Year ended May 31, 2023	24.86	0.24	(5.92)	—	(5.68)	(0.10)	—	—	(0.10)	19.08	(22.87)	(22.82)	1.39	0.95	0.67	1.11	26,429	29
Year ended May 31, 2022	31.80	0.02	(6.96)	—	(6.94)	—	—	—	—	24.86	(21.84)	(21.78)	1.29	0.95	(0.26)	0.08	32,935	27
Year ended May 31, 2021(x)	11.58	(0.02)	20.25	—	20.23	(0.01)	—	—	(0.01)	31.80	174.63	173.87	1.35	0.95	(0.51)	(0.11)	46,109	17
Year ended May 31, 2020(x)	16.91	0.10	(5.36)	—	(5.26)	(0.07)	—	—	(0.07)	11.58	(31.26)	(30.98)	1.59	0.95	(0.08)	0.56	14,478	53
Ultra Technology
Year ended May 31, 2024	40.36	—(h)	20.35	—	20.35	(0.01)	—	—	(0.01)	60.70	50.42	49.69	0.95	0.95	0.01	0.01	662,541	17
Year ended May 31, 2023	34.97	0.11	5.28	—	5.39	—	—	—	—	40.36	15.43	15.61	0.97	0.95	0.36	0.38	575,192	56
Year ended May 31, 2022 (cc)	41.71	(0.22)	(6.52)	—	(6.74)	—	—	—	—	34.97	(16.16)	(16.21)	0.95	0.95	(0.43)	(0.43)	539,380	41
Year ended May 31, 2021 (n) (cc)	20.68	(0.13)	21.16	—	21.03	—	—	—	—	41.71	101.68	102.46	0.95	0.95	(0.40)	(0.40)	763,229	7
Year ended May 31, 2020 (n) (cc)	12.73	0.03	7.96	—	7.99	(0.04)	—	—	(0.04)	20.68	62.84	62.48	0.99	0.95	0.13	0.16	417,738	31

474 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Ultra Utilities
Year ended May 31, 2024	$57.55	$1.23	$10.10	$—	$11.33	$(1.18)	$—	$—	$(1.18)	$67.70	20.18%	20.12%	1.94%	0.95%	1.27%	2.26%	$15,910	4%
Year ended May 31, 2023	79.60	1.27	(22.04)	—	(20.77)	(1.28)	—	—	(1.28)	57.55	(26.25)	(26.13)	1.68	0.95	1.12	1.85	9,496	25
Year ended May 31, 2022	61.06	1.16	18.30	—	19.46	(0.92)	—	—	(0.92)	79.60	32.18	31.65	1.36	0.95	1.29	1.70	23,880	20
Year ended May 31, 2021	51.05	0.72	9.69	—	10.41	(0.40)	—	—	(0.40)	61.06	20.47	20.81	1.91	0.95	0.37	1.32	13,737	3
Year ended May 31, 2020	56.78	1.06	(5.98)	—	(4.92)	(0.81)	—	—	(0.81)	51.05	(8.74)	(8.51)	1.41	0.95	1.21	1.67	15,315	13
UltraPro Dow30SM
Year ended May 31, 2024	53.05	0.63	23.78	—	24.41	(0.64)	—	—	(0.64)	76.82	46.22	46.34	0.95	0.95	0.96	0.96	722,062	87
Year ended May 31, 2023	61.21	0.84	(8.37)	—	(7.53)	(0.63)	—	—	(0.63)	53.05	(12.26)	(12.26)	0.95	0.95	1.52	1.52	607,448	42
Year ended May 31, 2022	73.42	0.38	(12.38)	—	(12.00)	(0.21)	—	—	(0.21)	61.21	(16.40)	(16.40)	0.95	0.95	0.51	0.51	691,723	36
Year ended May 31, 2021(w)	30.92	0.23	42.39	—	42.62	(0.12)	—	—	(0.12)	73.42	137.92	138.58	0.95	0.95	0.50	0.50	958,086	15
Year ended May 31, 2020(w)	42.05	0.44	(11.26)(i)	—	(10.82)	(0.31)	—	—	(0.31)	30.92	(25.94)	(25.95)	0.98	0.95	1.04	1.07	705,052	61
UltraPro MidCap400
Year ended May 31, 2024	15.95	0.10	9.79	—	9.89	(0.05)	—	—	(0.05)	25.79	62.01	62.40	1.50	0.95	(0.07)	0.48	33,007	48
Year ended May 31, 2023	22.49	0.13	(6.59)	—	(6.46)	(0.08)	—	—	(0.08)	15.95	(28.73)	(28.77)	1.52	0.95	0.15	0.72	23,527	78
Year ended May 31, 2022	32.13	0.01	(9.62)	—	(9.61)	(0.03)	—	—	(0.03)	22.49	(29.95)	(30.05)	1.32	0.95	(0.33)	0.03	29,799	96
Year ended May 31, 2021(x)	9.86	(0.03)	22.30	—	22.27	—(h)	—	—	—(h)	32.13	226.00	225.64	1.23	0.95	(0.42)	(0.14)	61,859	19
Year ended May 31, 2020(x)	17.42	0.10	(7.57)	—	(7.47)	(0.09)	—	—	(0.09)	9.86	(43.06)	(43.03)	1.61	0.95	(0.08)	0.58	20,948	51

FINANCIAL HIGHLIGHTS :: 475
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraPro QQQ
Year ended May 31, 2024	$34.69	$0.76	$27.73	$—	$28.49	$(0.70)	$—	$—	$(0.70)	$62.48	82.84%	82.67%	0.97%	0.84%	1.49%	1.63%	$21,486,427	32%
Year ended May 31, 2023	33.03	0.51	1.40	—	1.91	(0.25)	—	—	(0.25)	34.69	6.27	6.38	0.98	0.88	1.96	2.06	15,391,729	168
Year ended May 31, 2022 (cc)	51.15	(0.14)	(17.98)	—	(18.12)	—(h)	—	—	—(h)	33.03	(35.44)	(35.57)	0.98	0.86	(0.35)	(0.23)	13,697,179	127
Year ended May 31, 2021 (r)(cc)	20.71	(0.15)	30.59	—	30.44	—	—	—	—	51.15	147.00	147.89	1.01	0.95	(0.46)	(0.39)	12,061,878	10
Year ended May 31, 2020 (r)(cc)	12.55	—(h)	8.17	—	8.17	(0.01)	—	—	(0.01)	20.71	65.11	64.87	0.98	0.95	(0.06)	(0.03)	5,831,873	53
UltraPro Russell2000
Year ended May 31, 2024	33.80	0.22	11.56	—	11.78	(0.21)	—	—	(0.21)	45.37	34.95	35.25	1.12	0.95	0.36	0.54	489,975	526
Year ended May 31, 2023	52.41	0.36	(18.82)	—	(18.46)	(0.15)	—	—	(0.15)	33.80	(35.25)	(35.14)	1.11	0.95	0.69	0.85	204,461	85
Year ended May 31, 2022	110.95	(0.07)	(58.47)	—	(58.54)	—	—	—	—	52.41	(52.76)	(52.92)	1.29	0.95	(0.42)	(0.08)	259,439	60
Year ended May 31, 2021	30.83	(0.18)	80.30	—	80.12	—(h)	—	—	—(h)	110.95	259.95	261.40	1.26	0.95	(0.58)	(0.27)	410,520	43
Year ended May 31, 2020	60.84	0.21	(30.10)(i)	—	(29.89)	(0.12)	—	—	(0.12)	30.83	(49.27)	(49.46)	1.99	0.95	(0.61)	0.43	184,956	68
UltraPro S&P500®
Year ended May 31, 2024	39.85	0.45	30.16	—	30.61	(0.44)	—	—	(0.44)	70.02	77.20	77.37	0.91	0.91	0.86	0.86	3,441,239	18
Year ended May 31, 2023	46.40	0.66	(6.99)	—	(6.33)	(0.22)	—	—	(0.22)	39.85	(13.55)	(13.53)	0.92	0.92	1.77	1.77	2,387,091	34
Year ended May 31, 2022 (cc)	53.12	0.11	(6.76)	—	(6.65)	(0.07)	—	—	(0.07)	46.40	(12.57)	(12.58)	0.91	0.91	0.18	0.18	2,573,073	66
Year ended May 31, 2021 (cc)	21.53	0.04	31.58	—	31.62	(0.03)	—	—	(0.03)	53.12	146.97	147.74	0.91	0.91	0.12	0.12	2,395,903	4
Year ended May 31, 2020 (cc)	22.37	0.20	(0.91)(i)	—	(0.71)	(0.13)	—	—	(0.13)	21.53	(3.23)	(3.33)	0.93	0.93	0.76	0.76	1,373,394	69

476 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2024	$66.12	$1.41	$18.23	$—	$19.64	$(5.19)	$(1.98)	$—	$(7.17)	$78.59	33.10%	33.65%	0.98%	0.95%	1.85%	1.87%	$38,793	—
Year ended May 31, 2023	56.55	1.00	9.07	—	10.07	(0.50)	—	—	(0.50)	66.12	17.83	17.61	0.95	0.95	1.51	1.51	257,438	—
Year ended May 31, 2022	41.80	(0.30)	15.05	—	14.75	—	—	—	—	56.55	35.27	34.06	0.95	0.95	(0.79)	(0.79)	403,941	—
Year ended May 31, 2021	29.62	(0.34)	12.52	—	12.18	—	—	—	—	41.80	41.13	41.82	1.07	0.95	(1.06)	(0.94)	89,601	—
Year ended May 31, 2020(l)	78.88	0.71	(48.91)	—	(48.20)	(0.97)	—	(0.09)#	(1.06)	29.62	(61.79)	(61.45)	1.15	0.95	1.11	1.31	23,505	—
UltraPro Short Dow30SM
Year ended May 31, 2024	27.35	1.02	(10.05)	—(h)	(9.03)	(1.02)	—	—	(1.02)	17.30	(33.49)	(33.51)	0.95	0.95	4.90	4.90	287,966	—
Year ended May 31, 2023	31.00	0.63	(3.96)	—	(3.33)	(0.32)	—	—	(0.32)	27.35	(10.80)	(10.79)	0.95	0.95	2.23	2.23	705,315	—
Year ended May 31, 2022	33.13	(0.26)	(1.87)	—	(2.13)	—	—	—	—	31.00	(6.45)	(6.47)	0.95	0.95	(0.87)	(0.87)	351,588	—
Year ended May 31, 2021(y)	107.42	(0.46)	(73.83)	—	(74.29)	—	—	—	—	33.13	(69.16)	(69.27)	0.96	0.95	(0.81)	(0.79)	359,346	—
Year ended May 31, 2020(y)	246.00	0.86	(136.56)	—	(135.70)	(2.60)	—	(0.28)#	(2.88)	107.42	(55.65)	(55.55)	0.99	0.95	0.50	0.54	815,975	—
UltraPro Short MidCap400
Year ended May 31, 2024	22.13	0.38	(11.23)	—	(10.85)	(0.45)	—	—	(0.45)	10.83	(49.63)	(49.52)	2.51	0.95	0.90	2.46	3,667	—
Year ended May 31, 2023	25.24	0.31	(3.29)	—	(2.98)	(0.13)	—	—	(0.13)	22.13	(11.83)	(11.86)	1.67	0.95	0.61	1.32	8,821	—
Year ended May 31, 2022	26.87	(0.22)	(1.41)	—	(1.63)	—	—	—	—	25.24	(6.05)	(6.07)	2.11	0.95	(2.04)	(0.88)	7,539	—
Year ended May 31, 2021(s)(y)	139.56	(0.63)	(112.06)	—	(112.69)	—	—	—	—	26.87	(80.75)	(80.78)	1.67	0.95	(1.66)	(0.94)	4,002	—
Year ended May 31, 2020(I) (s) (y)	315.61	(0.56)	(173.22)	—	(173.78)	(2.19)	—	(0.08)#	(2.27)	139.56	(55.37)	(55.36)	2.31	0.95	(1.61)	(0.24)	14,686	—

FINANCIAL HIGHLIGHTS :: 477
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraPro Short QQQ
Year ended May 31, 2024	$23.10	$0.98	$(13.00)	$—(h)	$(12.02)	$(1.04)	$—	$—	$(1.04)	$10.04	(53.60)%	(53.62)%	0.98%	0.95%	6.48%	6.51%	$2,765,099	—
Year ended May 31, 2023	47.40	0.94	(24.88)	—	(23.94)	(0.36)	—	—	(0.36)	23.10	(50.83)	(50.83)	0.99	0.95	2.31	2.35	4,718,175	—
Year ended May 31, 2022(dd)	55.51	(0.34)	(7.77)(i)	—	(8.11)	—	—	—	—	47.40	(14.62)	(14.53)	0.98	0.95	(0.88)	(0.84)	2,824,811	—
Year ended May 31, 2021(o)(dd)	235.47	(0.69)	(179.27)	—	(179.96)	—	—	—	—	55.51	(76.43)	(76.52)	1.00	0.95	(0.86)	(0.81)	1,758,961	—
Year ended May 31, 2020(o)(dd)	1,111.93	6.91	(868.32)	—	(861.41)	(13.45)	—	(1.60)#	(15.05)	235.47	(78.39)	(78.35)	1.02	0.95	1.19	1.26	1,113,509	—
UltraPro Short Russell2000
Year ended May 31, 2024	51.98	1.67	(24.80)	—	(23.13)	(1.59)	—	—	(1.59)	27.26	(45.13)	(45.24)	1.04	0.95	4.42	4.51	120,151	—
Year ended May 31, 2023	58.81	0.86	(7.33)(i)	—	(6.47)	(0.36)	—	—	(0.36)	51.98	(11.02)	(10.97)	1.03	0.95	1.55	1.64	234,317	—
Year ended May 31, 2022 (dd)	48.28	(0.42)	10.95	—	10.53	—	—	—	—	58.81	21.80	21.89	1.04	0.95	(0.94)	(0.85)	150,418	—
Year ended May 31, 2021 (t)(dd)	324.70	(0.90)	(275.52)	—	(276.42)	—	—	—	—	48.28	(85.13)	(85.15)	1.08	0.95	(0.97)	(0.84)	107,592	—
Year ended May 31, 2020 (t)(dd)	723.77	2.60	(393.61)	—	(391.01)	(7.21)	—	(0.85)#	(8.06)	324.70	(54.50)	(54.49)	1.11	0.95	0.33	0.49	170,315	—
UltraPro Short S&P500®
Year ended May 31, 2024(gg)	64.49	3.03	(32.15)	0.01	(29.11)	(3.10)	—	—	(3.10)	32.28	(46.48)	(46.47)	0.89	0.89	6.48	6.48	614,515	—
Year ended May 31, 2023(gg)	81.35	1.98	(17.93)	—	(15.95)	(0.91)	—	—	(0.91)	64.49	(19.82)	(19.80)	0.90	0.90	2.52	2.52	1,345,949	—
Year ended May 31, 2022(gg)	97.96	(0.62)	(15.99)	—	(16.61)	—	—	—	—	81.35	(16.96)	(17.15)	0.90	0.90	(0.80)	(0.80)	720,715	—
Year ended May 31, 2021(t) (gg)	325.23	(1.28)	(225.99)	—	(227.27)	—	—	—	—	97.96	(69.88)	(69.98)	0.90	0.90	(0.73)	(0.73)	476,012	—
Year ended May 31, 2020 (t)(gg)	855.31	3.77	(524.20)	—	(520.43)	(8.60)	—	(1.05)#	(9.65)	325.23	(61.39)	(61.26)	0.93	0.93	0.71	0.71	1,323,669	—

478 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort 7-10 Year Treasury
Year ended May 31, 2024	$21.55	$0.77	$2.92	$—	$3.69	$(0.86)	$—	$—	$(0.86)	$24.38	17.44%	17.56%	1.18%	0.95%	3.03%	3.27%	$17,063	—
Year ended May 31, 2023	19.49	0.24	1.95	—	2.19	(0.13)	—	—	(0.13)	21.55	11.28	11.30	1.01	0.95	1.09	1.15	32,327	—
Year ended May 31, 2022	16.73	(0.13)	2.89	—	2.76	—	—	—	—	19.49	16.48	16.50	0.99	0.95	(0.82)	(0.78)	122,760	—
Year ended May 31, 2021	15.32	(0.15)	1.56	—	1.41	—	—	—	—	16.73	9.20	9.13	1.10	0.95	(1.08)	(0.92)	43,490	—
Year ended May 31, 2020	19.99	0.21	(4.57)	—	(4.36)	(0.29)	—	(0.02)#	(0.31)	15.32	(22.11)	(21.90)	1.06	0.95	1.03	1.15	29,871	—
UltraShort 20+ Year Treasury
Year ended May 31, 2024	29.69	1.47	6.43	—	7.90	(1.54)	—	—	(1.54)	36.05	27.43	27.67	0.91	0.91	4.26	4.26	362,568	—
Year ended May 31, 2023	25.69	0.61	3.85	—	4.46	(0.46)	—	—	(0.46)	29.69	17.45	17.56	0.90	0.90	2.10	2.10	531,733	—
Year ended May 31, 2022	20.51	(0.15)	5.33	—	5.18	—	—	—	—	25.69	25.29	24.21	0.89	0.89	(0.80)	(0.80)	1,390,214	—
Year ended May 31, 2021	16.07	(0.15)	4.59	—	4.44	—(h)	—	—(h)	—(h)	20.51	27.64	27.87	0.90	0.90	(0.83)	(0.83)	1,415,115	—
Year ended May 31, 2020	29.69	0.37	(13.49)	—	(13.12)	(0.45)	—	(0.05)#	(0.50)	16.07	(44.80)	(44.32)	0.92	0.92	1.58	1.58	434,698	—
UltraShort Consumer Discretionary
Year ended May 31, 2024	22.17	0.66	(6.24)	—	(5.58)	(0.72)	—	—	(0.72)	15.87	(25.26)	(25.12)	5.14	0.95	(0.33)	3.86	1,852	—
Year ended May 31, 2023	26.58	0.29	(4.52)(i)	—	(4.23)	(0.18)	—	—	(0.18)	22.17	(16.03)	(15.62)	2.45	0.95	(0.40)	1.10	2,698	—
Year ended May 31, 2022 (ff)	20.08	(0.17)	6.67	—	6.50	—	—	—	—	26.58	32.36	31.85	5.83	0.95	(5.70)	(0.81)	3,238	—
Year ended May 31, 2021 (p) (ff)	43.47	(0.25)	(23.14)	—	(23.39)	—	—	—	—	20.08	(53.81)	(53.74)	7.25	0.95	(7.24)	(0.94)	940	—
Year ended May 31, 2020 (p) (ff)	66.77	0.28	(22.47)	—	(22.19)	(1.09)	—	(0.02)#	(1.11)	43.47	(33.62)	(33.86)	6.72	0.95	(5.28)	0.49	1,764	—

FINANCIAL HIGHLIGHTS :: 479
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort Consumer Staples
Year ended May 31, 2024	$15.36	$0.70	$(1.78)	$—	$(1.08)	$(0.76)	$—	$—	$(0.76)	$13.52	(7.43)%	(7.23)%	6.49%	0.95%	(0.97)%	4.57%	$819	—
Year ended May 31, 2023	13.97	0.23	1.28(i)	—	1.51	(0.12)	—	—	(0.12)	15.36	10.79	10.11	3.61	0.95	(1.07)	1.60	1,776	—
Year ended May 31, 2022	15.67	(0.12)	(1.58)	—	(1.70)	—	—	—	—	13.97	(10.88)	(10.29)	9.05	0.95	(8.96)	(0.85)	2,312	—
Year ended May 31, 2021(p) (z)	38.62	(0.21)	(22.74)	—	(22.95)	—	—	—	—	15.67	(59.42)	(59.33)	7.90	0.95	(7.89)	(0.94)	1,028	—
Year ended May 31, 2020(p) (z)	60.88	0.32	(21.98)	—	(21.66)	(0.56)	—	(0.04)#	(0.60)	38.62	(35.81)	(36.03)	4.28	0.95	(2.68)	0.66	1,568	—
UltraShort Dow30SM
Year ended May 31, 2024	44.05	1.39	(11.20)	—(h)	(9.81)	(1.32)	—	—	(1.32)	32.92	(22.54)	(22.57)	1.02	0.95	3.73	3.79	74,397	—
Year ended May 31, 2023	46.19	0.72	(2.51)	—	(1.79)	(0.35)	—	—	(0.35)	44.05	(3.89)	(3.85)	1.01	0.95	1.52	1.58	97,336	—
Year ended May 31, 2022 (dd)	47.13	(0.39)	(0.55)	—	(0.94)	—	—	—	—	46.19	(2.01)	(1.93)	1.00	0.95	(0.92)	(0.86)	108,998	—
Year ended May 31, 2021 (dd)	100.13	(0.58)	(52.42)	—	(53.00)	—	—	—	—	47.13	(52.93)	(53.02)	1.00	0.95	(0.90)	(0.84)	100,430	—
Year ended May 31, 2020 (dd)	153.73	1.02	(52.92)	—	(51.90)	(1.50)	—	(0.20)#	(1.70)	100.13	(33.99)	(33.94)	1.01	0.95	0.75	0.81	210,350	—
UltraShort Energy
Year ended May 31, 2024	15.10	0.47	(5.69)	—	(5.22)	(0.43)	—	—	(0.43)	9.45	(35.03)	(34.86)	1.26	0.95	3.98	4.29	19,872	—
Year ended May 31, 2023	16.55	0.23	(1.52)(i)	—	(1.29)	(0.16)	—	—	(0.16)	15.10	(7.76)	(7.84)	1.13	0.95	1.40	1.59	20,428	—
Year ended May 31, 2022 (dd)	65.50	(0.29)	(48.66)	—	(48.95)	—	—	—	—	16.55	(74.73)	(74.74)	1.31	0.95	(1.21)	(0.85)	30,676	—
Year ended May 31, 2021 (dd)	223.38	(1.23)	(156.65)	—	(157.88)	—	—	—	—	65.50	(70.68)	(70.58)	1.32	0.95	(1.31)	(0.94)	17,254	—
Year ended May 31, 2020 (dd)	230.37	0.36	(6.35)(i)	—	(5.99)	(0.85)	—	(0.15)#	(1.00)	223.38	(2.59)	(3.03)	1.33	0.95	(0.23)	0.15	16,401	—

480 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort Financials
Year ended May 31, 2024	$20.97	$0.72	$(8.74)	$—	$(8.02)	$(0.64)	$—	$—	$(0.64)	$12.31	(38.87)%	(38.81)%	1.30%	0.95%	4.25%	4.60%	$14,743	—
Year ended May 31, 2023	18.88	0.31	1.86	—	2.17	(0.08)	—	—	(0.08)	20.97	11.48	11.44	1.32	0.95	1.18	1.56	27,736	—
Year ended May 31, 2022 (aa)	19.91	(0.16)	(0.87)	—	(1.03)	—	—	—	—	18.88	(5.18)	(5.27)	1.50	0.95	(1.43)	(0.89)	16,005	—
Year ended May 31, 2021 (s) (aa)	53.76	(0.35)	(33.50)	—	(33.85)	—	—	—	—	19.91	(62.96)	(62.84)	1.21	0.95	(1.20)	(0.94)	12,909	—
Year ended May 31, 2020 (s) (aa)	75.89	0.23	(21.76)	—	(21.53)	(0.56)	—	(0.04)#	(0.60)	53.76	(28.50)	(28.66)	1.20	0.95	0.11	0.36	42,263	—
UltraShort FTSE China 50
Year ended May 31, 2024	38.87	0.78	(8.99)	—	(8.21)	(0.83)	—	—	(0.83)	29.83	(21.55)	(21.87)	1.44	0.95	1.69	2.17	14,973	—
Year ended May 31, 2023	37.47	0.45	1.13	—	1.58	(0.18)	—	—	(0.18)	38.87	4.27	4.62	1.34	0.95	0.81	1.20	23,400	—
Year ended May 31, 2022	30.07	(0.33)	7.73	—	7.40	—	—	—	—	37.47	24.57	24.58	1.38	0.95	(1.31)	(0.89)	24,429	—
Year ended May 31, 2021	54.73	(0.34)	(24.32)	—	(24.66)	—	—	—	—	30.07	(45.04)	(45.15)	1.26	0.95	(1.24)	(0.93)	16,599	—
Year ended May 31, 2020	69.54	0.19	(14.48)	—	(14.29)	(0.50)	—	(0.02)#	(0.52)	54.73	(20.64)	(20.38)	1.17	0.95	0.08	0.30	41,152	—
UltraShort FTSE Europe
Year ended May 31, 2024	10.61	0.28	(3.27)	—	(2.99)	(0.30)	—	—	(0.30)	7.32	(28.71)	(28.79)	1.10	0.95	2.81	2.96	21,306	—
Year ended May 31, 2023	13.11	0.15	(2.57)	—	(2.42)	(0.08)	—	—	(0.08)	10.61	(18.53)	(18.38)	1.02	0.95	1.07	1.14	74,111	—
Year ended May 31, 2022	11.93	(0.10)	1.28(i)	—	1.18	—(h)	—	— (h)##	—(h)	13.11	9.93	9.91	1.50	0.95	(1.34)	(0.79)	55,881	—
Year ended May 31, 2021	28.23	(0.18)	(16.12)	—	(16.30)	—	—	—	—	11.93	(57.75)	(57.48)	1.48	0.95	(1.46)	(0.93)	7,300	—
Year ended May 31, 2020	34.43	0.06	(6.03)	—	(5.97)	(0.22)	—	(0.01)#	(0.23)	28.23	(17.37)	(17.90)	1.37	0.95	(0.24)	0.17	22,924	—

FINANCIAL HIGHLIGHTS :: 481
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort Health Care
Year ended May 31, 2024	$13.54	$0.50	$(2.59)	$—	$(2.09)	$(0.45)	$—	$—	$(0.45)	$11.00	(15.68)%	(16.56)%	5.99%	0.95%	(0.94)%	4.10%	$774	—
Year ended May 31, 2023	13.29	0.25	0.13(i)	—	0.38	(0.13)	—	—	(0.13)	13.54	2.97	3.03	3.19	0.95	(0.38)	1.86	2,105	—
Year ended May 31, 2022	15.75	(0.12)	(2.34)	—	(2.46)	—	—	—	—	13.29	(15.65)	(15.79)	5.11	0.95	(5.01)	(0.85)	3,394	—
Year ended May 31, 2021(z)	25.83	(0.20)	(9.88)	—	(10.08)	—	—	—	—	15.75	(39.01)	(38.97)	4.61	0.95	(4.60)	(0.94)	1,267	—
Year ended May 31, 2020(z)	49.12	0.27	(23.06)	—	(22.79)	(0.46)	—	(0.04)#	(0.50)	25.83	(46.77)	(46.67)	4.01	0.95	(2.36)	0.70	2,078	—
UltraShort Industrials
Year ended May 31, 2024	16.01	0.54	(6.13)	—	(5.59)	(0.59)	—	—	(0.59)	9.83	(35.53)	(35.47)	3.78	0.95	1.52	4.35	1,230	—
Year ended May 31, 2023	17.10	0.25	(1.27)	—	(1.02)	(0.07)	—	—	(0.07)	16.01	(5.97)	(5.96)	3.32	0.95	(0.81)	1.57	3,844	—
Year ended May 31, 2022	14.47	(0.13)	2.76	—	2.63	—	—	—	—	17.10	18.18	18.34	4.39	0.95	(4.29)	(0.85)	2,824	—
Year ended May 31, 2021(s) (z)	38.93	(0.23)	(24.23)	—	(24.46)	—	—	—	—	14.47	(62.83)	(62.72)	5.16	0.95	(5.15)	(0.94)	943	—
Year ended May 31, 2020(s) (z)	59.34	0.09	(19.98)	—	(19.89)	(0.52)	—	—	(0.52)	38.93	(33.71)	(34.02)	3.89	0.95	(2.76)	0.18	3,268	—
UltraShort Materials
Year ended May 31, 2024	11.02	0.36	(3.74)	—	(3.38)	(0.39)	—	—	(0.39)	7.25	(31.13)	(32.37)	5.14	0.95	(0.12)	4.07	1,161	—
Year ended May 31, 2023	10.35	0.16	0.62(i)	—	0.78	(0.11)	—	—	(0.11)	11.02	7.49	8.23	2.59	0.95	(0.25)	1.39	2,590	—
Year ended May 31, 2022	12.71	(0.11)	(2.25)	—	(2.36)	—	—	—	—	10.35	(18.55)	(18.45)	4.04	0.95	(3.97)	(0.88)	2,434	—
Year ended May 31, 2021(z)	40.12	(0.22)	(27.19)	—	(27.41)	—	—	—	—	12.71	(68.32)	(68.30)	3.84	0.95	(3.84)	(0.94)	1,718	—
Year ended May 31, 2020(z)	65.72	0.08	(25.42)	—	(25.34)	(0.26)	—	—	(0.26)	40.12	(38.64)	(38.75)	2.12	0.95	(1.03)	0.14	4,420	—

482 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort MidCap400
Year ended May 31, 2024	$17.17	$0.60	$(6.12)	$—	$(5.52)	$(0.57)	$—	$—	$(0.57)	$11.08	(32.68)%	(32.66)%	4.42%	0.95%	0.89%	4.36%	$1,534	—
Year ended May 31, 2023	17.73	0.35	(0.74)	—	(0.39)	(0.17)	—	—	(0.17)	17.17	(2.20)	(2.28)	3.47	0.95	(0.49)	2.02	2,807	—
Year ended May 31, 2022	17.67	(0.15)	0.21(i)	—	0.06	—	—	—	—	17.73	0.30	0.45	4.53	0.95	(4.44)	(0.86)	2,898	—
Year ended May 31, 2021(s)(z)	50.69	(0.30)	(32.72)	—	(33.02)	—	—	—	—	17.67	(65.14)	(65.04)	2.78	0.95	(2.77)	(0.94)	2,007	—
Year ended May 31, 2020(s)(z)	75.68	0.17	(24.45)	—	(24.28)	(0.65)	—	(0.06)#	(0.71)	50.69	(32.29)	(32.63)	2.95	0.95	(1.74)	0.26	6,393	—
UltraShort MSCI Brazil Capped
Year ended May 31, 2024	17.80	0.41	(4.04)	—	(3.63)	(0.43)	—	—	(0.43)	13.74	(19.95)	(19.94)	1.95	0.95	2.25	3.25	9,049	—
Year ended May 31, 2023	20.49	0.30	(2.85)	—	(2.55)	(0.14)	—	—	(0.14)	17.80	(12.55)	(12.58)	1.43	0.95	0.93	1.41	12,611	—
Year ended May 31, 2022 (ff)	27.11	(0.26)	(6.36)	—	(6.62)	—	—	—	—	20.49	(24.45)	(24.28)	1.60	0.95	(1.54)	(0.89)	13,495	—
Year ended May 31, 2021 (z) (ff)	86.92	(0.44)	(59.37)	—	(59.81)	—	—	—	—	27.11	(68.80)	(68.92)	1.27	0.95	(1.26)	(0.93)	12,435	—
Year ended May 31, 2020 (z) (ff)	109.20	0.72	(21.80)(i)	—	(21.08)	(1.12)	—	(0.08)#	(1.20)	86.92	(19.34)	(19.03)	1.16	0.95	0.52	0.72	37,698	—
UltraShort MSCI EAFE
Year ended May 31, 2024	10.33	0.31	(2.83)	—	(2.52)	(0.44)	—	—	(0.44)	7.37	(25.19)	(24.98)	6.18	0.95	(1.94)	3.30	828	—
Year ended May 31, 2023	11.82	0.25	(1.56)	—	(1.31)	(0.18)	—	—	(0.18)	10.33	(11.17)	(11.34)	2.53	0.95	0.45	2.03	2,969	—
Year ended May 31, 2022	10.26	(0.09)	1.65	—	1.56	—	—	—	—	11.82	15.16	15.41	7.40	0.95	(7.31)	(0.86)	1,624	—
Year ended May 31, 2021	21.84	(0.14)	(11.44)	—	(11.58)	—	—	—	—	10.26	(53.01)	(52.98)	4.29	0.95	(4.28)	(0.94)	1,410	—
Year ended May 31, 2020	25.89	0.03	(3.92)	—	(3.89)	(0.15)	—	(0.01)#	(0.16)	21.84	(15.05)	(15.10)	3.83	0.95	(2.76)	0.12	3,001	—

FINANCIAL HIGHLIGHTS :: 483
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort MSCI Emerging Markets
Year ended May 31, 2024	$23.17	$0.69	$(4.49)	$—	$(3.80)	$(0.73)	$—	$—	$(0.73)	$18.64	(16.71)%	(16.51)%	2.19%	0.95%	2.08%	3.32%	$5,383	—
Year ended May 31, 2023	20.65	0.31	2.36	—	2.67	(0.15)	—	—	(0.15)	23.17	12.93	12.86	1.55	0.95	0.71	1.32	9,009	—
Year ended May 31, 2022	15.03	(0.15)	5.77	—	5.62	—	—	—	—	20.65	37.43	37.63	2.13	0.95	(2.04)	(0.87)	11,128	—
Year ended May 31, 2021	37.97	(0.20)	(22.74)	—	(22.94)	—	—	—	—	15.03	(60.42)	(60.55)	1.71	0.95	(1.69)	(0.93)	5,467	—
Year ended May 31, 2020	46.57	0.15	(8.37)	—	(8.22)	(0.36)	—	(0.02)#	(0.38)	37.97	(17.70)	(17.50)	1.31	0.95	(0.01)	0.35	16,662	—
UltraShort MSCI Japan
Year ended May 31, 2024	14.94	0.40	(4.27)	—	(3.87)	(0.41)	—	—	(0.41)	10.66	(26.18)	(26.05)	2.62	0.95	1.55	3.22	5,118	—
Year ended May 31, 2023	16.83	0.26	(2.04)	—	(1.78)	(0.11)	—	—	(0.11)	14.94	(10.64)	(10.39)	2.17	0.95	0.25	1.47	5,973	—
Year ended May 31, 2022	13.72	(0.12)	3.23	—	3.11	—	—	—	—	16.83	22.67	22.79	2.93	0.95	(2.86)	(0.88)	6,309	—
Year ended May 31, 2021	23.61	(0.17)	(9.72)	—	(9.89)	—	—	—	—	13.72	(41.91)	(41.84)	1.98	0.95	(1.97)	(0.94)	4,800	—
Year ended May 31, 2020	31.53	(0.06)	(7.79)	—	(7.85)	(0.07)	—	—	(0.07)	23.61	(24.89)	(24.92)	1.78	0.95	(1.03)	(0.21)	11,215	—
UltraShort Nasdaq Biotechnology
Year ended May 31, 2024	20.82	0.56	(3.06)	—	(2.50)	(0.47)	—	—	(0.47)	17.85	(12.17)	(11.87)	2.42	0.95	1.30	2.77	3,500	—
Year ended May 31, 2023	28.45	0.11	(7.74)	—	(7.63)	—	—	—	—	20.82	(26.82)	(26.82)	1.97	0.95	(0.51)	0.51	5,123	—
Year ended May 31, 2022	21.67	(0.20)	6.98	—	6.78	—	—	—	—	28.45	31.29	31.59	1.83	0.95	(1.79)	(0.91)	8,424	—
Year ended May 31, 2021(q)	33.82	(0.24)	(11.91)	—	(12.15)	—	—	—	—	21.67	(35.93)	(36.17)	1.55	0.95	(1.53)	(0.93)	9,666	—
Year ended May 31, 2020(q)	82.20	0.58	(47.98)	—	(47.40)	(0.88)	—	(0.10)#	(0.98)	33.82	(58.25)	(58.11)	1.31	0.95	0.59	0.94	12,556	—

484 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort QQQ
Year ended May 31, 2024 (gg)	$75.32	$3.42	$(31.57)	$0.03	$(28.12)	$(3.36)	$—	$—	$(3.36)	$43.84	(38.27)%	(38.25)%	1.01%	0.95%	5.79%	5.85%	$269,597	—
Year ended May 31, 2023 (gg)	112.09	1.84	(38.01)	—	(36.17)	(0.60)	—	—	(0.60)	75.32	(32.42)	(32.46)	1.01	0.95	1.64	1.71	533,947	—
Year ended May 31, 2022 (gg)	117.36	(0.83)	(4.44)(i)	—	(5.27)	—	—	—	—	112.09	(4.49)	(4.48)	1.02	0.95	(0.93)	(0.86)	365,330	—
Year ended May 31, 2021 (u) (gg)	291.60	(1.32)	(172.92)	—	(174.24)	—	—	—	—	117.36	(59.75)	(59.83)	1.03	0.95	(0.90)	(0.82)	221,703	—
Year ended May 31, 2020 (u) (gg)	733.69	6.31	(437.55)	—	(431.24)	(9.55)	—	(1.30)#	(10.85)	291.60	(59.49)	(59.44)	1.04	0.95	1.18	1.27	248,507	—
UltraShort Real Estate
Year ended May 31, 2024	18.90	0.70	(3.07)	—	(2.37)	(0.66)	—	—	(0.66)	15.87	(12.56)	(12.92)	1.07	0.95	3.95	4.07	41,211	—
Year ended May 31, 2023	15.12	0.34	3.60	—	3.94	(0.16)	—	—	(0.16)	18.90	26.06	26.40	1.07	0.95	1.80	1.92	66,099	—
Year ended May 31, 2022	17.33	(0.12)	(2.09)(i)	—	(2.21)	—	—	—	—	15.12	(12.78)	(12.77)	1.41	0.95	(1.31)	(0.86)	27,920	—
Year ended May 31, 2021(z)	34.76	(0.24)	(17.19)	—	(17.43)	—	—	—	—	17.33	(50.14)	(50.29)	1.20	0.95	(1.19)	(0.94)	16,427	—
Year ended May 31, 2020(z)	45.29	0.17	(10.12)	—	(9.95)	(0.54)	—	(0.04)#	(0.58)	34.76	(22.18)	(22.10)	1.31	0.95	0.06	0.42	54,669	—
UltraShort Russell2000
Year ended May 31, 2024	16.44	0.55	(5.36)	—	(4.81)	(0.56)	—	—	(0.56)	11.07	(29.68)	(29.85)	1.08	0.95	3.98	4.11	71,565	—
Year ended May 31, 2023	16.73	0.25	(0.44)(i)	—	(0.19)	(0.10)	—	—	(0.10)	16.44	(1.16)	(1.15)	1.06	0.95	1.44	1.55	123,546	—
Year ended May 31, 2022	13.88	(0.12)	2.97	—	2.85	—	—	—	—	16.73	20.54	20.61	1.07	0.95	(0.98)	(0.86)	115,702	—
Year ended May 31, 2021(u)	46.41	(0.20)	(32.33)	—	(32.53)	—	—	—	—	13.88	(70.09)	(70.11)	1.09	0.95	(0.98)	(0.85)	73,770	—
Year ended May 31, 2020(u)	67.88	0.31	(21.10)	—	(20.79)	(0.60)	—	(0.08)#	(0.68)	46.41	(30.85)	(30.72)	1.09	0.95	0.38	0.52	132,947	—

FINANCIAL HIGHLIGHTS :: 485
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort S&P500®
Year ended May 31, 2024	$38.95	$1.81	$(14.01)	$0.01	$(12.19)	$(1.80)	$—	$—	$(1.80)	$24.96	(32.17)%	(32.20)%	0.89%	0.89%	5.72%	5.72%	$564,180	—
Year ended May 31, 2023	43.25	0.91	(4.78)	—	(3.87)	(0.43)	—	—	(0.43)	38.95	(9.07)	(9.08)	0.90	0.90	2.07	2.07	1,114,138	—
Year ended May 31, 2022 (dd)	47.49	(0.33)	(3.91)	—	(4.24)	—	—	—	—	43.25	(8.93)	(9.07)	0.90	0.90	(0.80)	(0.80)	899,859	—
Year ended May 31, 2021 (dd)	102.86	(0.53)	(54.84)	—	(55.37)	—	—	—	—	47.49	(53.83)	(53.86)	0.90	0.90	(0.75)	(0.75)	582,648	—
Year ended May 31,(dd)	176.27	1.13	(72.44)	—	(71.31)	(1.80)	—	(0.30)#	(2.10)	102.86	(40.80)	(40.72)	0.91	0.91	0.83	0.83	1,480,039	—
UltraShort Semiconductors
Year ended May 31, 2024 (gg)	45.04	1.00	(35.36)	—	(34.36)	(1.33)	—	—	(1.33)	9.35	(78.30)	(78.27)	1.96	0.95	3.36	4.37	5,990	—
Year ended May 31, 2023 (gg)	112.31	2.32	(68.66)	—	(66.34)	(0.93)	—	—	(0.93)	45.04	(59.46)	(59.34)	1.74	0.95	1.52	2.31	7,201	—
Year ended May 31, 2022 (gg)	183.27	(1.02)	(69.94)	—	(70.96)	—	—	—	—	112.31	(38.73)	(38.85)	2.95	0.95	(2.84)	(0.84)	6,726	—
Year ended May 31, 2021 (q) (y) (gg)	640.16	(3.10)	(453.79)	—	(456.89)	—	—	—	—	183.27	(71.37)	(71.48)	2.52	0.95	(2.51)	(0.94)	2,734	—
Year ended May 31, 2020 (q) (y) (gg)	2,601.02	5.87	(1,950.68)	—	(1,944.81)	(15.05)	—	(1.00)#	(16.05)	640.16	(75.16)	(75.02)	1.85	0.95	(0.45)	0.45	7,554	—
UltraShort SmallCap600
Year ended May 31, 2024	26.61	0.68	(8.45)	—	(7.77)	(0.69)	—	—	(0.69)	18.15	(29.55)	(29.55)	3.41	0.95	0.69	3.15	2,249	—
Year ended May 31, 2023	25.22	0.43	1.18	—	1.61	(0.22)	—	—	(0.22)	26.61	6.40	5.96	2.53	0.95	0.09	1.67	3,831	—
Year ended May 31, 2022	24.53	(0.21)	0.90	—	0.69	—	—	—	—	25.22	2.81	2.77	3.20	0.95	(3.10)	(0.86)	4,640	—
Year ended May 31, 2021(s) (y)	92.30	(0.49)	(67.28)	—	(67.77)	—	—	—	—	24.53	(73.42)	(73.28)	2.41	0.95	(2.40)	(0.94)	2,064	—
Year ended May 31, 2020(s) (y)	123.90	(0.13)	(30.72)	—	(30.85)	(0.75)	—	—	(0.75)	92.30	(24.97)	(25.26)	2.65	0.95	(1.82)	(0.11)	9,499	—

486 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
UltraShort Technology
Year ended May 31, 2024 (hh)	$23.00	$0.74	$(9.39)	$—	$(8.65)	$(0.87)	$—	$—	$(0.87)	$13.48	(38.61)%	(38.27)%	2.62%	0.95%	2.54%	4.21%	$3,950	—
Year ended May 31, 2023 (hh)	38.23	0.54	(15.49)	—	(14.95)	(0.28)	—	—	(0.28)	23.00	(39.35)	(39.31)	1.62	0.95	0.76	1.43	5,244	—
Year ended May 31, 2022 (aa) (hh)	44.46	(0.30)	(5.93)(i)	—	(6.23)	—	—	—	—	38.23	(14.02)	(14.14)	2.26	0.95	(2.17)	(0.86)	7,763	—
Year ended May 31, 2021 (q) (aa) (hh)	119.25	(0.58)	(74.21)	—	(74.79)	—	—	—	—	44.46	(62.71)	(62.60)	2.18	0.95	(2.17)	(0.94)	4,866	—
Year ended May 31, 2020 (q) (aa) (hh)	340.55	1.06	(219.70)	—	(218.64)	(2.50)	—	(0.16)#	(2.66)	119.25	(64.62)	(64.72)	2.40	0.95	(0.95)	0.50	4,856	—
UltraShort Utilities
Year ended May 31, 2024	12.58	0.33	(3.04)(i)	—	(2.71)	(0.39)	—	—	(0.39)	9.48	(22.27)	(22.29)	5.61	0.95	(2.05)	2.60	1,552	—
Year ended May 31, 2023	10.98	0.20	1.52	—	1.72	(0.12)	—	—	(0.12)	12.58	15.73	15.68	3.37	0.95	(0.69)	1.72	1,179	—
Year ended May 31, 2022	16.33	(0.12)	(5.23)	—	(5.35)	—	—	—	—	10.98	(32.77)	(32.52)	4.68	0.95	(4.60)	(0.87)	2,402	—
Year ended May 31, 2021(s)	23.04	(0.18)	(6.53)	—	(6.71)	—	—	—	—	16.33	(29.11)	(29.19)	4.17	0.95	(4.16)	(0.95)	2,347	—
Year ended May 31, 2020(s)	37.28	0.10	(14.11)	—	(14.01)	(0.21)	—	(0.02)#	(0.23)	23.04	(37.75)	(37.77)	2.66	0.95	(1.39)	0.33	1,872	—
*
Commencement of investment operations.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes transaction fees associated with the issuance and redemption of Creation Units.
(c)
Not annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets.
The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)
Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h)
Per share amount is less than $0.005.

FINANCIAL HIGHLIGHTS :: 487
PROSHARES.COM

(i)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j)
Less than 0.005%.
(k)
Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.
(l)
Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.
(m)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.
(n)
Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.
(o)
Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.
(p)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.
(q)
Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.
(r)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.
(s)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.
(t)
Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.
(u)
Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.
(v)
Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.
(w)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.
(x)
Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.
(y)
Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.
(z)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.
(aa)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.
(bb)
Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.
(cc)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(dd)
Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.
(ee)
Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 27, 2022.
(ff)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 27, 2022.
(gg)
Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
(hh)
Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024.
#
Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
##
Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.

Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about each Fund in its current SAI, dated September 27, 2024, as may be amended from time to time, and in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, which have been filed electronically with the SEC and which are incorporated by reference into, and are legally a part of, this Prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Copies of the SAI, and each Fund’s annual and semi-annual reports and other information such as Fund financial statements are available, free of charge, online at each Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2024 ProShare Advisors LLC. All rights reserved.SEPT-24

PROSPECTUS  September 27, 2024

DAT	Big Data Refiners ETF
EMTY	Decline of the Retail Store ETF
TOLZ	DJ Brookfield Global Infrastructure ETF
EQRR	Equities for Rising Rates ETF
PEX	Global Listed Private Equity ETF
HDG	Hedge Replication ETF
HYHG	High Yield — Interest Rate Hedged
RINF	Inflation Expectations ETF
IGHG	Investment Grade — Interest Rate Hedged
OILK	K-1 Free Crude Oil ETF
CSM	Large Cap Core Plus
CLIX	Long Online/Short Stores ETF
MRGR	Merger ETF
VERS	Metaverse ETF
EFAD	MSCI EAFE Dividend Growers ETF
EMDV	MSCI Emerging Markets Dividend Growers ETF
EUDV	MSCI Europe Dividend Growers ETF
ANEW	MSCI Transformational Changes ETF
TINY	Nanotechnology ETF
QQQA	Nasdaq-100 Dorsey Wright Momentum ETF
IQQQ	Nasdaq-100 High Income ETF
OND	On-Demand ETF
ONLN	Online Retail ETF
PAWZ	Pet Care ETF
SMDV	Russell 2000 Dividend Growers ETF
TMDV	Russell U.S. Dividend Growers ETF
NOBL	S&P 500® Dividend Aristocrats ETF
SPXE	S&P 500® Ex-Energy ETF
SPXN	S&P 500® Ex-Financials ETF
SPXV	S&P 500® Ex-Health Care ETF
SPXT	S&P 500® Ex-Technology ETF
ISPY	S&P 500® High Income ETF
ION	S&P Global Core Battery Metals ETF
CTEX	S&P Kensho Cleantech ETF
MAKX	S&P Kensho Smart Factories ETF
REGL	S&P MidCap 400® Dividend Aristocrats ETF
TDV	S&P Technology Dividend Aristocrats ETF
TINT	Smart Materials ETF
SUPL	Supply Chain Logistics ETF
All Funds are listed on Cboe BZX U.S. Equities Exchange, except ION, SUPL, VERS, CTEX, DAT, EMTY, CLIX, ANEW, MAKX, OND, ONLN, TINT, TINY, TOLZ, HDG, RINF, SPXB, SPXE, SPXN, SPXV, SPXT, (listed on NYSE Arca), EQRR, IQQQ and QQQA (listed on The Nasdaq Stock Market).
Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

4	Summary Section
5	Big Data Refiners ETF
9	Decline of the Retail Store ETF
14	DJ Brookfield Global Infrastructure ETF
18	Equities For Rising Rates ETF
22	Global Listed Private Equity ETF
26	Hedge Replication ETF
30	High Yield — Interest Rate Hedged
34	Inflation Expectations ETF
39	Investment Grade — Interest Rate Hedged
43	K-1 Free Crude Oil ETF
48	Large Cap Core Plus
51	Long Online/Short Stores ETF
56	Merger ETF
60	Metaverse ETF
64	MSCI EAFE Dividend Growers ETF
68	MSCI Emerging Markets Dividend Growers ETF
72	MSCI Europe Dividend Growers ETF
76	MSCI Transformational Changes ETF
80	Nanotechnology ETF
84	Nasdaq-100 Dorsey Wright Momentum ETF
87	Nasdaq-100 High Income ETF
91	On-Demand ETF
95	Online Retail ETF
99	Pet Care ETF
103	Russell 2000 Dividend Growers ETF
106	Russell U.S. Dividend Growers ETF
109	S&P 500® Dividend Aristocrats ETF
112	S&P 500® Ex-Energy ETF
115	S&P 500® Ex-Financials ETF
118	S&P 500® Ex-Health Care ETF
121	S&P 500® Ex-Technology ETF
124	S&P 500 High Income ETF
128	S&P Global Core Battery Metals ETF
132	S&P Kensho Cleantech ETF
136	S&P Kensho Smart Factories ETF
140	S&P Midcap 400® Dividend Aristocrats ETF
143	S&P Technology Dividend Aristocrats ETF
146	Smart Materials ETF
150	Supply Chain Logistics ETF
154	Investment Objectives, Principal Investment Strategies and Related Risks
190	Management of ProShares Trust
193	Determination of NAV
194	Distributions

194	Dividend Reinvestment Services
195	Taxes
198	Financial Highlights

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PROSHARES.COM

Summary Section

   Big Data Refiners ETF :: 5
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Investment Objective
ProShares Big Data Refiners ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that provide services related to analytics, software, hardware, and computing infrastructure for managing and extracting information from large structured and unstructured data sets. The Index includes companies in at least one of nine FactSet® Revere Business Industry Classification System Sub-Industries (“RBICS Sub-Industries”) that the index provider has identified as big data related. The nine eligible RBICS Sub-Industries are: (1) Business Intelligence Software; (2) Business Intelligence/Data Warehousing Consulting; (3) Customer Service Software; (4) Data Storage Infrastructure Software; (5) Enterprise Middleware Software; (6) Government and Public Service Industry Software; (7) Information Storage Systems; (8) Network Administration Software; and (9) Peripheral and Other Commerce Equipment Makers. Companies in these sub-industries are selected if they receive 75% or more of their revenue from one or more of those sub-industries. Selected companies are then weighted based on their market capitalization, subject to a 4.5% limit. The Index’s composition and assigned weights are reevaluated semi-annually in June and December. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “FDSBDFN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard

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to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Big Data Investing Risk — Big data technology is a relatively new form of technology and is subject to risks associated with a developing industry. There is no guarantee that the products or services offered by companies in this business will be successful. Big data companies may have limited product lines, markets, financial resources or personnel. They are subject to rapid changes in technology, intense competition, loss or impairment of intellectual property rights, short product life cycles, cyclical economic patterns, evolving industry standards, frequent new product introductions, evolving regulation of the Internet and new privacy laws, and potentially rapid product obsolescence. Big data companies typically engage in significant amounts of spending on research and development and mergers and acquisitions which may be costly. Such companies are also susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Big data companies are also subject to increasing regulatory constraints, particularly with regard to cybersecurity and privacy, which may adversely affect the profitability and value of such companies. These companies may also face increased scrutiny from regulators and legislators considering how consumer data is stored, safeguarded, and used. Big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not big data related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its big data related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its

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value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is big data related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the
Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

60%
45%
30%
15%
0%
-15%
-30%
-45%
51.41%
-44.30%
2022
2023

Best Quarter	(ended	12/31/2023	):	19.57%
Worst Quarter	(ended	6/30/2022	):	-29.31%
Year-to-Date	(ended	6/30/2024	):	7.08%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	51.41%	-8.41%	9/29/2021
After Taxes on Distributions	51.41%	-8.41%	—
After Taxes on Distributions and Sale of Shares	30.44%	-6.32%	—
FactSet Big Data Refiners Index[1]	52.27%	-8.07%	—
S&P Global 1200 Index[1]	23.38%	4.36%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   Decline of the Retail Store ETF :: 9
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Investment Objective
ProShares Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”).
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Index is designed to measure the performance of publicly traded U.S. “bricks and mortar” retail companies whose retail revenue is derived principally from in-store sales. The Index seeks to identify companies who face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. To be included in the Index, companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales. Selected companies are equally weighted in the Index. The composition of the Index is reevaluated in June and reset to equal weight monthly. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOEMTYTR.”
Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as

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stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.

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Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 28.98%. The Index’s highest May to May volatility rate during the five-year period was 42.32% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 16.07%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to

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approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary and consumer staples industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Self-Indexing Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used to identify brick and mortar retail companies will achieve its intended result or that the trends the Fund seeks to benefit from will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

   Decline of the Retail Store ETF :: 13
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Annual Returns as of December 31

15%
0%
-15%
-30%
-45%
10.60%
-8.35%
-31.80%
-37.55%
4.36%
0.21%
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2020	):	49.64%
Worst Quarter	(ended	6/30/2020	):	-36.78%
Year-to-Date	(ended	6/30/2024	):	-1.50%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	0.21%	-16.41%	-14.63%	11/14/2017
After Taxes on Distributions	-1.44%	-16.78%	-14.99%	—
After Taxes on Distributions and Sale of Shares	0.18%	-11.39%	-10.00%	—
Solactive - ProShares Bricks and Mortar Retail Store Index[1]	3.92%	12.51%	10.78%	—
S&P 500® Index[1]	26.29%	15.68%	12.52%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since November 2017 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

14 :: DJ Brookfield Global Infrastructure ETF
PROSHARES.COM

Investment Objective
ProShares DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.46%
1
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index measures the performance of companies in developed markets that are owners and operators of pure-play infrastructure assets. As of July 31, 2024, this included companies from the following countries: United States, Canada, United Kingdom, France, Spain, Australia, Italy, China, Japan, Hong Kong, Mexico, Brazil, New Zealand, Switzerland, Belgium, Netherlands, Luxembourg, and Germany. Pure-play infrastructure sectors include, for example, airports, toll roads, ports, communications, electricity transmission & distribution, oil & gas storage & transportation, and water. The Index selects companies in developed markets that earn more than 70% of their estimated cash flows from pure-play infrastructure assets. Selected companies are weighted based on market capitalization, with limits on how much weight can be in a single stock (10%), country (50%) or pure-play infrastructure sector (50%). The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJBGICUT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by U.S. and foreign public companies, including Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. The Fund generally does not intend to invest more than 25% of its total assets in MLPs.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments,

   DJ Brookfield Global Infrastructure ETF :: 15
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with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Infrastructure Industry Risk — Companies in the infrastructure industry may be subject to a variety of risks, including: high interest costs in connection with capital construction programs; high degrees of leverage; economic slowdowns; surplus capacity; difficulty in raising capital; costs associated with changes in government regulations or policies; adverse changes in tax laws; increased competition from other service providers; evolving technological developments; environmental problems; labor relations tensions; and corruption in publicly funded projects.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Master Limited Partnership Risk — The Fund may invest in MLPs, which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are qualified publicly traded partnerships (“QPTPs”) for federal income tax purposes. Changes in U.S. tax laws could revoke the pass-through attributes that provide the potential tax efficiencies that may make MLPs attractive investment structures.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the energy and utilities industry groups.
○Energy Industry Risk — Companies in this industry may experience: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; and market, economic and political risks of the countries where energy companies are located or do business. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
○Utilities Industry Risk — Companies in this sector may experience: review and limitation of rates by governmental

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regulatory commissions and increased competition as a result of deregulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Canada.
○Canadian Investments Risk — Investments in securities of issuers in Canada include risks such as, regulatory, political, currency, security and economic risk specific to Canada. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. Canada is also a large supplier of natural resources such as oil, natural gas, timber, and agricultural products and its economy is sensitive to changes in commodity prices.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-13.92%
11.84%
13.19%
-7.98%
26.69%
-9.11%
20.49%
-4.50%
6.46%
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2019	):	15.81%
Worst Quarter	(ended	3/31/2020	):	-24.05%
Year-to-Date	(ended	6/30/2024	):	0.59%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	6.46%	7.13%	4.78%	3/25/2014
After Taxes on Distributions	5.30%	6.13%	3.88%	—
After Taxes on Distributions and Sale of Shares	4.10%	5.34%	3.56%	—
Dow Jones Brookfield Global Infrastructure Composite Index[1]	6.23%	6.81%	4.44%	—
S&P Global 1200 Index[2]	23.38%	13.07%	9.33%	—
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that reflect the reduction of withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
2
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation

   DJ Brookfield Global Infrastructure ETF :: 17
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and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

18 :: Equities For Rising Rates ETF
PROSHARES.COM

Investment Objective
ProShares Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury interest rates (“interest rates”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 144% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the Nasdaq U.S. Large Cap Index whose stock prices have historically exhibited relatively high correlation to movements in interest rates. The Nasdaq U.S. Large Cap Index is designed to measure the performance of the largest companies in the United States. Each quarter, each company and each industry included in the Nasdaq U.S. Large Cap Index is evaluated and ranked based on its weekly market-neutral correlation with the U.S. 10-year Treasury yield over the prior three years. The five industries with the highest industry correlation are selected. Within each of those five industries, the 10 companies with the highest correlation are selected to be components of the Index. The components of the Index are weighted based on the rank of their industry and their market capitalization. The highest correlated industry receives a 30% weight in the Index; 2nd highest: 25%; 3rd highest: 20%; 4th highest: 15%; 5th highest: 10%. The Index’s composition and weightings are reevaluated quarterly in March, June, September, and December. The Index is constructed and maintained by Nasdaq Inc. More information about the Index can be found using the Bloomberg ticker symbol “NQERRT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a

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result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Style Risk — Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. Performance of the Index (and as a result the Fund) could be particularly poor if the equity market declines at the same time that interest rates fall. There is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments when the Universe has positive returns and interest rates are rising sharply. The Index historically has been more volatile than an investment in a traditional market-cap weighted large-cap equity index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer staples, energy and financials industry groups.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
○Energy Industry Risk — Companies in this industry may experience: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; and market, economic and political risks of the countries where energy companies are located or do business. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the Index will perform better in periods of rising rates than other indexes (such as the S&P 500) or investments. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. The component securities of the Universe differ from the component securities of the S&P 500, which may cause the Index to underperform the S&P 500.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The

20 :: Equities For Rising Rates ETF
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market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
-17.88%
19.39%
-9.78%
35.11%
2.39%
9.08%
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	31.21%
Worst Quarter	(ended	3/31/2020	):	-44.89%
Year-to-Date	(ended	6/30/2024	):	9.50%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	9.08%	10.20%	7.17%	7/24/2017
After Taxes on Distributions	8.32%	9.57%	6.58%	—
After Taxes on Distributions and Sale of Shares	5.84%	7.98%	5.57%	—
Nasdaq U.S. Large Cap Equities for Rising Rates Index[1]	9.46%	10.62%	7.58%	—
Nasdaq-100® Index[1]	55.13%	22.65%	18.65%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since July 2017 and April 2018, respectively.

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Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund
(ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

22 :: Global Listed Private Equity ETF
PROSHARES.COM

Investment Objective
ProShares Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	1.82%
Acquired Fund Fees and Expenses[1]	2.39%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.71%
Fee Waiver/Reimbursement[2]	-1.72%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.99%
1
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses (excluding Acquired Fund Fees and Expenses) to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.60% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$302	$1,266	$2,235	$4,683
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the most actively traded listed private equity companies that mainly pursue a direct private equity investment strategy. A company may be selected if its direct private equity investments represent more than 80% of the total assets of the company and the company meets certain liquidity requirements. The Index selects 30 companies based on market capitalization. Selected companies are weighted based on market capitalization, subject to a 10% limit. The composition of the Index and the assigned weights are reevaluated each quarter in January, April, July, and October. The Index is constructed and maintained by LPX AG. More information about the Index can be found using the Bloomberg ticker symbol “LPXDITU.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by U.S. and foreign public companies, including in large part business development companies (“BDCs”) for U.S. domiciled companies. BDCs are specialized investment vehicles that provide financing to small- and middle-market companies and offer managerial expertise, as needed, to assist those companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component

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securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Risks Relating to Investing in Listed Private Equity Companies — The Fund is subject to risks faced by companies in the private equity sector, in particular the returns of such companies’ underlying investments. There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions whose principal business is to invest in and provide mezzanine financing to privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors in such companies may not be able to make a fully informed investment decision. Private equity securities also carry risks associated with unclear ownership and market access constraints. In addition, at times, a private equity company may hold a significant portion of its assets in cash or cash equivalents (e.g., after divesting itself of its interests in a portfolio company upon the portfolio company’s IPO, merger or recapitalization). This may result in lower returns than if the private equity company had invested such cash or cash equivalents in successful portfolio companies.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. In certain “restricted market” countries (which limit the ability of non-nationals to transact in those countries’ currencies), the Fund will be limited in its ability to use multiple dealers to obtain exchange rates. This may result in potentially higher costs for the Funds, and increased correlation risk. Further limitations on dealers may cause delays in execution, which may also increase correlation risk.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Risks Relating to Investing in Business Development Companies (BDCs) — BDCs are special investment vehicles designed to facilitate capital formation for small and middle-market companies. A BDC is a domestic company that operates for the purpose of making investments in certain securities and, with limited exceptions, makes available “significant managerial assistance” with respect to the issuers of such securities. The Fund is subject to risks faced by BDCs, including: increasing competition for limited BDC investment opportunities; potential uncertainty as to the value of a BDC’s private investments; risks associated with leverage; and reliance on a BDC’s managerial acumen.
In addition, significant portion of the Index is composed of BDCs or other investment companies. The Fund may not acquire greater than three percent (3%) of the total outstanding shares of such companies. As a result, the Fund’s ability to purchase certain of the securities in the Index in the proportions represented in the Index could be inhibited. In these circumstances, the Fund may be required to use sampling techniques, which could increase “Correlation Risk”, as described above.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the

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Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financial services industry group.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the
Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
-2.64%
4.41%
11.06%
15.01%
-13.23%
24.93%
-0.60%
27.41%
-25.58%
22.95%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	22.27%
Worst Quarter	(ended	3/31/2020	):	-37.94%
Year-to-Date	(ended	6/30/2024	):	7.44%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	22.95%	7.68%	5.01%
After Taxes on Distributions	17.71%	4.66%	1.84%
After Taxes on Distributions and Sale of Shares	14.44%	4.99%	2.70%
LPX Direct Listed Private Equity Index[1]	24.04%	8.27%	5.44%
S&P Global 1200 Index[2]	23.38%	13.07%	9.11%
1
Reflects no deduction for fees, expenses or taxes. Reflects the reinvestment of dividends paid by issuers in the Index.
2
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

26 :: Hedge Replication ETF
PROSHARES.COM

Investment Objective
ProShares Hedge Replication ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the “Benchmark”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.19%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.94%
Fee Waiver/Reimbursement[1]	-0.99%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$513	$955	$2,184
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 57% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Benchmark.
The Benchmark is designed to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation with the HFRI Composite Index (the “HFRI”). The HFRI is designed to reflect the performance of the hedge fund industry. The Benchmark seeks to achieve high correlation with the HFRI using six non-hedge fund, transparent market measures. These six factors (the “Factors”) are: (1) the S&P 500 Index; (2) the Russell 2000 Index; (3) the MSCI EAFE Index; (4) the MSCI Emerging Markets Index; (5) the ProShares UltraShort Euro ETF; and (6) 3-month U.S. Treasury Bills. The Factors are weighted based on a formula that looks back at what weighting would have caused the highest correlation with the HFRI over the last 2 years. Factors can be weighted long or short. The Benchmark weights are reset monthly. The Benchmark is constructed and maintained by Merrill Lynch International. More information about the Benchmark can be found using the Bloomberg ticker symbol “MLEIFCTX.”
Because the levels of certain Factors of the Benchmark are not determined at the same time that the Fund’s net asset value (“NAV”) is calculated, correlation to the Benchmark is measured by comparing a combination of the daily total return of: (a) the Factors that are determined at the same time that the Fund’s NAV is determined; and (b) one or more U.S. exchange-traded securities or financial instruments that reflect the values of the Factors that are not determined at the same time that the Fund’s NAV is determined (as of the Fund’s NAV calculation time), to the daily total return of the NAV per share of the Fund.
For a further description of the Benchmark, please see “Additional Information on Certain Underlying Indexes” in the Fund’s Prospectus.
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Benchmark or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund

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invests in derivatives as a substitute for investing directly in or making short sales of the securities underlying the Benchmark. The Fund may seek short exposure in an attempt to produce positive returns from a decline in the price of the Benchmark or securities underlying the Benchmark. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Benchmark or to securities not contained in the Benchmark or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Benchmark has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.

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●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Correlation Risk — The Fund’s exposure may not be consistent with the Benchmark. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund may not have exposure to all of the securities in the Benchmark, its weighting of securities may be different from that of the Benchmark, and it may invest in instruments not included in the Benchmark.
●Industry Concentration Risk — The Benchmark may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Benchmark. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index did not have a significant portion of its value in issuers of an industry group..
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Benchmark Performance Risk — The Benchmark used by the Fund may underperform other asset classes and may underperform other similar benchmarks. There can be no guarantee that the methodology underlying the Benchmark or the daily calculation of the Benchmark will be free from error. The Fund could lose value while the levels of other indices or measures of market performance increase. The Benchmark does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI. Neither ProShare Advisors nor the Model Sponsor has any control over the composition or compilation of the HFRI, and there is no guarantee that the HFRI will continue to be produced.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the

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Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

10%
5%
0%
-5%
-10%
0.90%
-0.33%
2.23%
5.47%
-4.21%
9.50%
7.32%
2.74%
-8.30%
7.22%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	9.25%
Worst Quarter	(ended	3/31/2020	):	-8.60%
Year-to-Date	(ended	6/30/2024	):	2.13%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	7.22%	3.49%	2.12%
After Taxes on Distributions	5.74%	3.09%	1.90%
After Taxes on Distributions and Sale of Shares	4.29%	2.53%	1.56%
Merrill Lynch Factor Model – Exchange Series[1]	8.05%	4.52%	3.16%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

30 :: High Yield — Interest Rate Hedged
PROSHARES.COM

Investment Objective
ProShares High Yield – Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 61% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of high-yield debt of U.S. and Canadian companies. The Index measures the performance of two positions: (1) a long position in high-yield corporate bonds; and (2) a duration matched short position in U.S. Treasury bonds.
The long position of the Index may include fixed-rate, cash-pay corporate bonds that are rated between BB+ and C by Standard and Poor’s Financial Services, LLC or Ba1 and Ca by Moody’s Investors Service, Inc. Bonds included in the long portion of the Index are weighted based on market capitalization, subject to a limit of 2% on any one issuer.
The short position of the Index is designed to hedge the duration and yield curve exposure of the long position. The Index seeks to use this short position to mitigate the potential negative impact of rising U.S. Treasury interest rates on the performance of high-yield bonds.
The Index’s positions are reset each month. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “CFIIHYHG.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in high-yield bonds included in the Index.
The Fund will invest principally in the financial instruments listed below.
●Debt Instruments — The Fund invests in debt instruments, primarily high yield bonds, that are issued by corporate issuers that are rated below “investment-grade” by both Moody’s and S&P. Credit rating agencies evaluate issuers and assign ratings based on their opinions of the issuer’s ability to pay interest and principal as scheduled. Those issuers with a greater risk of default — not paying interest or principal in a timely manner — are rated below investment grade. Such debt instruments may include Rule 144A securities, which generally are restricted securities that are only available to “qualified” investors.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in U.S. Treasury Securities but may also do so to a limited extent to obtain high yield bond exposure. These derivatives principally include:
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund will use futures contracts to obtain short exposure to U.S. Treasury Securities.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times

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in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
●Hedging Risk — The Index seeks to mitigate the potential negative impact of rising interest rates on the performance of high yield bonds. The short positions in U.S. Treasury Securities are not intended to mitigate credit risk or other factors influencing the price of high yield bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long high yield bond positions. The hedge cannot fully account for changes in the shape of the interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month that is not addressed by the hedge.
When interest rates fall, an unhedged investment in the same high yield bonds will outperform the Fund. The performance of the Fund could be particularly poor if high yield bond credit deteriorates at the same time interest rates fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same high yield bonds due to the ongoing costs associated with short exposure to Treasury securities and other factors.
The Index may also contain a significant allocation to callable high yield bonds, which are subject to prepayment risk; callable bonds may have lower sensitivity to interest rate declines than non-callable bonds or U.S. Treasury Securities. In certain falling interest rate environments, this could result in disproportionately larger losses in the short Treasury positions relative to the gains in the long high yield bond positions attributable to falling interest rates.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Credit Risk — Due to its exposure to debt instruments, the Fund will be subject to credit risk which is the risk that an issuer of debt instruments is unwilling or unable to make timely payments to meet its contractual obligations. When credit risk increases, the price of the debt instruments that comprise the Index will typically decrease. Conversely, when credit risk of the debt instruments decreases, the level of the Index will typically increase. By using sampling techniques, the Fund may be overexposed to certain debt instruments that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such instruments. During an economic downturn, rates of default tend to increase. The hedging methodology of the Index does not seek to mitigate credit risk.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity

32 :: High Yield — Interest Rate Hedged
PROSHARES.COM

of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
The Fund seeks to mitigate this risk by taking short positions in U.S. Treasury Securities; such short positions should increase in value in rising interest rate environments and should decrease in value in falling interest rate environments. The Fund does not attempt to mitigate credit risk or other factors which may have a greater influence on its investments than interest rate risk.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
●Restricted Securities Risk — Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. At times, such securities cannot be readily bought or sold and the Fund might be unable to acquire or dispose of such securities promptly or at reasonable prices, which may result in a loss to the Fund. A restricted security that was liquid at the time of purchase may subsequently become illiquid.
●Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Correlation Risk — The Fund’s exposure may not be consistent with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund may not have exposure to all of the bonds in the Index, its weighting of the bonds may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the industrials industry group.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. Because of the nature of high yield bonds, shares typically trade at a larger premium or discount to the value of the Fund’s holdings than shares of many other ETFs.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are

   High Yield — Interest Rate Hedged :: 33
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not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

15%
10%
5%
0%
-5%
-10%
-2.50%
-9.52%
14.62%
4.43%
-2.20%
11.68%
0.54%
5.51%
-1.50%
14.60%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2019	):	7.09%
Worst Quarter	(ended	3/31/2020	):	-14.02%
Year-to-Date	(ended	6/30/2024	):	4.73%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	14.60%	5.98%	3.28%
After Taxes on Distributions	11.71%	3.61%	0.89%
After Taxes on Distributions and Sale of Shares	8.54%	3.53%	1.37%
FTSE High Yield (Treasury Rate-Hedged) Index[1]	14.97%	6.39%	4.02%
Bloomberg U.S. Aggregate Bond Index[1]	5.53%	1.10%	1.81%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

34 :: Inflation Expectations ETF
PROSHARES.COM

Investment Objective
ProShares Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”).
Unlike many traditional bond funds, the Fund is not designed to provide a steady stream of income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.43%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.98%
Fee Waiver/Reimbursement[1]	-0.68%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.30%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.30% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$31	$244	$475	$1,139
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transac tion costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the Break-Even Rate of Inflation (“BEI”), or the difference in yield between a U.S. Treasury bond and a U.S. Treasury Inflation-Protected Securities (“TIPS”). The Index measures the performance of three positions: (1) a long position in the most recently issued 30-year TIPS; (2) a duration-matched short position in U.S. Treasury bonds; and (3) a cash equivalent security that represents the interest earned on the short position. The Index’s positions are reset each month. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “CFIIRINF.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●U.S. Treasury Securities — The Fund has exposure to securities issued by the U.S. Treasury, in particular the following:
○U.S. Treasury Inflation-Protected Securities — The Fund generally takes long positions (or obtains long exposure via derivatives, as further described below) in TIPS, which are inflation-protected public obligations of the U.S. Treasury. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, the values of both the principal and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as

   Inflation Expectations ETF :: 35
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stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Breakeven Inflation Investing Risk — The Index tracks the performance of (i) long positions in the most recently issued 30-year TIPS and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a BEI and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy.
There is no guarantee that these factors will combine to produce any particular directional changes in the Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
●Hedging Risk — The Index seeks to mitigate the potential negative impact of rising Treasury interest rates on the performance of TIPS. The short positions in U.S. Treasury Securities are not intended to mitigate inflation risk or other factors influencing the BEI, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the TIPS positions. The hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month. When interest rates fall, an unhedged investment in the same TIPS will outperform the Fund. The performance of the Fund could be particularly poor if the BEI deteriorates at the same time Treasury interest rates fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same TIPS due to the ongoing costs associated with short exposure to Treasury securities.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation

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risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Inflation-Indexed Security Risk — The value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase, and tend to increase when real interest rates decrease. Real interest rates are generally measured as a nominal interest rate less an inflation rate.
●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
The Fund seeks to mitigate this risk by taking short positions in U.S. Treasury Securities; such short positions should increase in value in rising interest rate environments and should decrease in value in falling interest rate environments. The Fund does not attempt to mitigate credit risk or other factors which may have a greater influence on its investments than interest rate risk.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
In addition, the Fund may gain enhanced long exposure to certain financial instruments (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third

   Inflation Expectations ETF :: 37
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party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

20%
15%
10%
5%
0%
-5%
-10%
-15%
-13.59%
-7.98%
3.02%
-0.33%
-1.31%
1.71%
2.18%
16.16%
8.24%
1.13%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	10.58%
Worst Quarter	(ended	3/31/2020	):	-17.12%
Year-to-Date	(ended	6/30/2024	):	6.06%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	1.13%	5.73%	0.63%
After Taxes on Distributions	-0.86%	4.74%	-0.25%
After Taxes on Distributions and Sale of Shares	0.68%	4.02%	0.07%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index[1,2]	-4.82%	4.08%	-0.14%
ICE U.S. Treasury Core Bond Index[1]	3.88%	0.50%	1.25%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
2
Index performance through April 17, 2016 reflects the performance of the Credit Suisse 30-Year Inflation Breakeven Index. Index performance beginning on April 18, 2016 reflects the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for

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Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   Investment Grade — Interest Rate Hedged :: 39
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Investment Objective
ProShares Investment Grade — Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 62% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of investment grade corporate debt. The Index measures the performance of two positions: (1) a long position in investment-grade corporate bonds; and (2) a duration-matched short position in U.S. Treasury bonds.
The long position of the Index may include fixed-rate, fixed-to-floating rate, and zero-coupon corporate bonds that are rated at least BBB- by Standard and Poor’s Financial Services, LLC or Baa3 by Moody’s Investors Service, Inc. Bonds included in the long portion of the Index are weighted based on market capitalization, subject to a limit of 3% on any one issuer.
The short position of the Index is designed to hedge the duration and yield curve exposure of the long position. The Index seeks to use this short position to mitigate the potential negative impact of rising U.S. Treasury interest rates on the performance of investment-grade bonds.
The Index’s positions are reset each month. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “CFIIIGHG.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index) and invest at least 80% of its total assets in investment grade bonds.
The Fund will invest principally in the financial instruments listed below.
●Debt Instruments — The Fund invests in debt instruments, primarily investment grade bonds, that are issued by corporate issuers that are rated “investment-grade” by both Moody’s and S&P. Credit rating agencies evaluate issuers and assign ratings based on their opinions of the issuer’s ability to pay interest and principal as scheduled. The bonds invested in by the Fund may include USD-denominated bonds issued by foreign-domiciled companies that are offered for sale in the United States.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in Treasury Securities but may also do so to a limited extent to obtain investment grade bond exposure. These derivatives principally include:
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund will use futures contracts to obtain short exposure to U.S. Treasury Securities.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times

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in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
●Hedging Risk — The Index seeks to mitigate the potential negative impact of rising Treasury interest rates on the performance of investment grade bonds. The short positions in Treasury Securities are not intended to mitigate credit risk or other factors influencing the price of investment grade bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long investment grade bond positions. The hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month that is not addressed by the hedge.
When interest rates fall, an unhedged investment in the same investment grade bonds will outperform the Fund. Performance of the Fund could be particularly poor if investment grade credit deteriorates at the same time that interest rates fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same investment grade bonds due to the ongoing costs associated with short exposure to Treasury securities or other factors.
There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund’s short positions might be expected to mitigate the effects of such rises.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Credit Risk — Due to its exposure to debt instruments, the Fund will be subject to credit risk which is the risk that an issuer of debt instruments is unwilling or unable to make timely payments to meet its contractual obligations. When credit risk increases, the price of the debt instruments that comprise the Index will typically decrease. Conversely, when credit risk of the debt instruments decreases, the level of the Index will typically increase. By using sampling techniques, the Fund may be overexposed to certain debt instruments that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such instruments. During an economic downturn, rates of default tend to increase. The hedging methodology of the Index does not seek to mitigate credit risk.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
The Fund seeks to mitigate this risk by taking short positions in U.S. Treasury Securities; such short positions should increase in value in rising interest rate environments and should decrease in value in falling interest rate environments. The Fund does not attempt to mitigate credit risk or other factors which may have a greater influence on its investments than interest rate risk.
●Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.
●Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.

   Investment Grade — Interest Rate Hedged :: 41
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●Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Correlation Risk — The Fund’s exposure may not be consistent with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund may not have exposure to all of the bonds in the Index, its weighting of the bonds may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and industrials industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

15%
10%
5%
0%
-5%
-1.92%
-2.16%
7.26%
5.64%
-4.33%
12.66%
0.68%
1.23%
-1.24%
11.68%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	9.55%
Worst Quarter	(ended	3/31/2020	):	-14.97%
Year-to-Date	(ended	6/30/2024	):	3.49%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	11.68%	4.83%	2.79%
After Taxes on Distributions	9.36%	3.33%	1.28%
After Taxes on Distributions and Sale of Shares	6.84%	3.06%	1.43%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index[1]	11.70%	5.17%	3.13%
Bloomberg U.S. Aggregate Bond Index[1]	5.53%	1.10%	1.81%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-
deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

   K-1 Free Crude Oil ETF :: 43
PROSHARES.COM

Investment Objective
ProShares K-1 Free Crude Oil ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.69%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of three separate contract schedules for West Texas Intermediate (“WTI”) Crude Oil futures. One-third of the index measures the performance of contracts that expire monthly. Each month, this portion of the Index rolls from the current futures contract into the following month’s contract. Another third of the Index measures the performance of futures contracts that expire annually in June. In March, this portion of the Index rolls from the current June futures contract into the following year’s June contract. The remaining third of the Index measures the performance of futures contracts that expire annually in December. In September, this portion of the Index rolls from the current December futures contract into the following year’s December contract. The Index is reset to equal weight in March and September. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “BCBCLI.”
In order to maintain its exposure to WTI crude oil futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a short term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a short term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will be selling the expiring contract at a relatively higher price and buying a longer-dated contract at a relatively lower price.
The weighting (i.e., percentage) of each of the three contract schedules included in the Index fluctuate above or below one-third between the semi-annual reset dates due to changing futures prices and the impact of rolling the futures positions. As a result, the weighting of each contract in the Index will “drift” away from equal weighting. The Index reflects the cost of rolling the futures contracts included in the Index, without regard to income earned on cash positions.
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, exchange-traded commodity pools, interest rates or indexes. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:

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○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Exchange-Traded Products (ETPs) — The Fund invests in ETPs or exchange-traded funds (“ETFs”) including registered investment companies and exchange-traded commodity pools. ETPs are types of securities that derive their value from a basket of securities such as stocks, bonds, commodities or indices, and trade intra-day on a national exchange. ETFs are typically open-end investment companies or unit investment trusts whose shares represent an interest in a portfolio of securities. Exchange traded commodity pools are investment vehicles who shares represent an interest in a portfolio of commodities or derivatives whose value is derived from commodities. The Fund may invest in ETPs that are sponsored by an affiliate of the Advisor.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk — The Fund obtains investment exposure through the use of commodity futures and does not invest directly in physical commodities. The Fund does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Market conditions and expectations, position limits, collateral requirements, availability of counterparties and other factors may limit the Fund’s ability to achieve the desired exposure to WTI crude oil futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses.
●Market and Volatility Risk — The value of commodity futures contracts typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The value of the Fund’s investments – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening U.S. dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.
●Risks Specific to the Crude Oil Markets — Several factors may affect the price of crude oil and, in turn, the WTI crude oil

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futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contemporaneous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly.
●Costs of Futures Investment Risk — When a futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and the longer-dated contract may be substantial. Contango in the futures markets may have a significant adverse impact on the performance of the Fund and may cause the WTI crude oil futures contracts to underperform spot oil. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. Extended periods of contango have occurred in the past and can in the future cause significant losses for the Fund. ProShare Advisors will utilize techniques to seek to (a) mitigate the negative impact of contango or, in certain cases, (b) benefit from the backwardation present in the WTI crude oil futures markets. However, there can be no guarantee that ProShare Advisors will be successful in doing so. There can be no assurance that the Fund’s performance will exceed the performance of a strategy that systematically invests in near month crude oil contracts.
●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the WTI crude oil futures market) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. While the futures contracts that the Fund will use will be centrally cleared through exchanges that have been designated as “contracts markets” by the Commodity Futures Trading Commission (“CFTC”), the Fund will still be subject to the risk that a counterparty is unable to meet its contractual obligations. For futures contracts these counterparties include both the exchange, which provides a performance guarantee, where the trade is executed, and the futures commission merchant, or brokerage firm, that is a member of the relevant contract market and holds margin on behalf of the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. In commodity broker insolvencies, customers have, in fact, been unable to recover from the broker’s estate the full amount of their “customer” funds. The Fund will be subject to credit risk with respect to the amount the Fund expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. The Fund may engage in futures transactions with a limited number of counterparties, which may increase the Fund’s exposure to credit risk associated with any single counterparty.
Extreme market volatility and economic turbulence in the first part of 2020 led to futures commission merchants increasing margin requirements for certain futures contracts, including nearer-dated WTI crude oil and other oil futures contracts. Some futures commission merchants may impose trading limitations, whether in the form of

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limits or prohibitions on trading oil futures contracts. If the Fund is subject to increased margin requirements or trading limitations, including exchange position limits, it may not be able to achieve its investment objective.
Finally, with respect to the use of swap agreements, if the WTI crude oil futures market has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the WTI crude oil futures market reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.
●Risks Associated with ETPs — Investing in ETPs generally reflects the risks of owning the underlying instruments it is designed to track. When the Fund invests in ETPs it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment vehicle. These expenses may be in addition to similar expenses of the Fund that shareholders bear directly.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Concentration Risk — The Index and the Fund a significant portion of its value exposed to WTI Crude Oil futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
-75%
2.94%
-21.43%
31.60%
-60.96%
62.27%
27.98%
-0.44%
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	3/31/2022	):	36.37%
Worst Quarter	(ended	3/31/2020	):	-66.86%
Year-to-Date	(ended	6/30/2024	):	15.46%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	-0.44%	1.22%	-0.53%	9/26/2016
After Taxes on Distributions	-2.57%	-4.65%	-4.91%	—
After Taxes on Distributions and Sale of Shares	-0.19%	-1.70%	-2.27%	—
Bloomberg Commodity Balanced WTI Crude Oil Excess Return Index[1]	-3.61%	14.32%	9.39%	—
S&P 500® Index[1]	26.29%		13.66%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2022, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.
The Fund does not issue a Schedule K-1 which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities, including tax filing delays. Like most other ETFs, the Fund reports income on Form 1099.

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Investment Objective
ProShares Large Cap Core Plus (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 57% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to replicate a “130/30” investment strategy by establishing either long or short positions in 500 of the leading large-cap U.S. companies (the “Universe”) based on a multi-factor model. A 130/30 investment strategy seeks to provide total long exposure of 130% to companies expected to increase in value and total short 30% exposure to companies expected to decline in value.
Each company in the Universe is scored based on 10 factors that the index provider believes indicate whether a company will increase or decrease in value: 1) Traditional Value; 2) Relative Value; 3) Historical Growth; 4) Expected Growth; 5) Profit Trends; 6) Accelerating Sales; 7) Earnings Momentum; 8) Price Momentum; 9) Price Reversal; and 10) Small Size.
The long portion of the Index consists of the companies with a positive score. Companies are then weighted from highest to lowest score.
The short portion of the Index consists of the companies with a negative score. Companies are then weighted from lowest to highest score.
The Index and the sub-indexes representing the long and short portion of the Index are constructed and maintained by Credit Suisse Securities (USA) LLC. More information about the Index can be found using the Bloomberg ticker symbol “CS13030.” More information about the long portion of the Index and the short portion of the Index can be found using the Bloomberg ticker symbols “CS130L” and “CS130S.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment

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objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
In addition, the Fund may gain enhanced long exposure to certain financial instruments (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The

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market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
16.12%
-0.46%
13.77%
22.50%
-7.83%
29.23%
11.01%
32.74%
-17.85%
23.14%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	19.98%
Worst Quarter	(ended	3/31/2020	):	-22.73%
Year-to-Date	(ended	6/30/2024	):	13.74%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	23.14%	14.01%	11.08%
After Taxes on Distributions	22.77%	13.66%	10.71%
After Taxes on Distributions and Sale of Shares	13.92%	11.20%	9.10%
Credit Suisse 130/30 Large-Cap Index[1]	24.09%	14.79%	11.78%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 95% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index consists of a 100% long position in the equity securities contained in the ProShares Online Retail Index (the “Online Index”) and a 50% short position in the equity securities contained in the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Retail Store Index”).
The Online Index is designed to measure the performance of U.S.-listed companies deemed to be “Online Retailers.” Such companies do not rely principally on in-store sales but rather sell primarily through online or other non-store sales channels. More information about the Online Index can be found using the Bloomberg ticker symbol “PSONLINE.”
The Retail Store Index is designed to measure the performance of U.S. retail companies whose retail revenue is derived principally from in-store sales. More information about the Retail Store Index can be found using the Bloomberg ticker symbol “SOEMTYTR.”
Index weights are reset monthly. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “PSCLIXTR.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in the component securities of the Online Index. The Fund intends to obtain short exposure to the positions in the Retail Store Index by investing in derivatives.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in

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rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
●Internet Companies Risk — Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
●Online Retail Companies Risk — Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these

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factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instru ments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary industry group.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index’s long exposure had a significant portion of its value in issuers in China.
○Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

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●Self-Indexing Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is sponsored by ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. For an Index with exposure to foreign, and especially emerging markets, there may be heightened risks associated with the adequacy and reliability of the information used to calculate the Index, as some foreign markets may have less information available.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

100%
75%
50%
25%
0%
-25%
-50%
6.99%
16.77%
91.05%
-39.92%
-46.73%
28.85%
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	30.23%
Worst Quarter	(ended	6/30/2022	):	-23.71%
Year-to-Date	(ended	6/30/2024	):	11.91%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	28.85%	-1.65%	-0.57%	11/14/2017
After Taxes on Distributions	28.85%	-1.72%	-0.62%	—
After Taxes on Distributions and Sale of Shares	17.08%	-1.19%	-0.38%	—
ProShares Long Online/Short Stores Index[1]	26.89%	-1.61%	-0.47%	—
S&P 500® Index[1]	26.29%	15.68%	12.52%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since November 2017 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s

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NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

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Investment Objective
ProShares Merger ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.08%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.83%
Fee Waiver/Reimbursement[1]	-1.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.75%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.75% through September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$470	$889	$2,059
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transac tion costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 283% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund is designed to track the performance of the Index and provide exposure to a global merger arbitrage strategy.
The Index is designed to measure the performance of a risk arbitrage strategy that exploits commonly observed price changes associated with publicly announced mergers, acquisitions, or other corporate reorganizations.
A global merger arbitrage strategy seeks to capture the spread between the price at which the stock of a company (a “Target”) trades after a proposed acquisition of the Target is announced and the value that the acquiring company (the “Acquirer”) has proposed to pay for the stock of the Target (a “Spread”). A Spread often exists because there is uncertainty that the announced merger, acquisition or other corporate reorganization (a “Deal”) will close, and if it closes, that it will close on the terms the parties initially agreed to. For Deals that close, the price of the Target after the Deal is announced is expected to increase up to the acquisition price by the closing date of the Deal, resulting in a gain. The size of the Spread will depend on several factors, including the perceived risk of the Deal closing and the length of time expected until the Deal is completed. For Deals that are not consummated, the price of the Target commonly falls back to pre-announcement levels, typically resulting in significant losses well in excess of the post-announcement Spread the strategy attempts to capture.
The Index includes up to 40 Deals based on deal size, age and performance. The Index measures the performance of a long position in the Targets of an acquisition, a short position in the Acquirers of an acquisition, and a cash position for any amounts not allocated to existing Deals.
The long portion of the Index consists of up to 40 companies that are currently Targets of the selected Deals. Each Target is initially weighted at 3% of the Index. The short portion of the Index consists of up to 40 companies that are currently the Acquirers in the selected Deals. Each Acquirer is weighted between 0% and 3% of the Index depending on the relative prices of the Target’s and Acquirer’s shares. The cash portion of the Index consists of 3-month U.S. Treasury Bills.
Composition and weight adjustments are made to the Index as required by merger announcements, withdrawals, and

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completions. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPLSAUT.”
The Fund will generally not short any stocks directly but will generally obtain short exposure through derivatives.
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in or making short sales of the securities of the Index, as well as for effecting currency hedging transactions. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
○Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Risks Related to the Merger Arbitrage Strategy — There is no assurance that any of the Deals reflected in the Index will be successfully completed. In particular, in certain market conditions, it is possible that most or all of the Deals could fail. If any Deal reflected in the Index is not consummated, the Spread between the price offered for the Target and the price at which the shares of the Target trade is expected to widen. In such cases the price of the Target commonly falls back to pre-Deal announcement levels, typically resulting in significant losses well in excess of the post-announcement Spread the strategy attempts to capture. This could adversely affect the performance of the Index and the performance of the Fund. Deals may be terminated, renegotiated, or subject to a longer time frame than initially contemplated due to business, regulatory, or other concerns. Any of these events may negatively impact the performance of the Fund. The Index may also delete transactions under certain circumstances, thus precluding any potential future gains. Also, foreign companies involved in pending mergers or acquisitions may present risks distinct from comparable transactions completed solely within the U.S.
●Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. Seeking short exposure may be considered an investment aggressive technique. Any income, dividends, or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.

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●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Risks Related to Foreign Currencies and the Fund’s Currency Hedging Strategy — The Index is denominated in local currencies and does not reflect the impact of currency movements that can affect U.S. investors (such as the Fund) in such securities. The Fund will generally attempt to match the Index by hedging against exposure to foreign currencies. These hedges will in many cases not fully eliminate the exposure to a particular currency. In addition, interest rate differentials and additional transaction costs can diminish the effectiveness of a particular hedging position. All of these factors may cause additional correlation risk. In addition, in order to transact in foreign investments, the Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the health care and information technology industry groups.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

   Merger ETF :: 59
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Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

6%
4%
2%
0%
-2%
-4%
-6%
-2.82%
-0.01%
-1.40%
2.22%
3.74%
4.36%
2.70%
5.47%
-4.29%
4.73%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	9/30/2023	):	3.61%
Worst Quarter	(ended	3/31/2020	):	-3.20%
Year-to-Date	(ended	6/30/2024	):	0.89%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	4.73%	2.53%	1.42%
After Taxes on Distributions	3.92%	2.27%	1.20%
After Taxes on Distributions and Sale of Shares	2.89%	1.88%	1.05%
S&P Merger Arbitrage Index[1]	5.46%	3.49%	2.40%
S&P Total Market Index[1]	26.06%	15.05%	11.40%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

60 :: Metaverse ETF
PROSHARES.COM

Investment Objective
ProShares Metaverse ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that provide or use innovative technologies to offer products and services around the metaverse. “Metaverse” is a term used to refer to a “digital world” or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment – as well as augmented reality where the real-world environment is enhanced by computer generated sensory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, online gaming and transactions. The Metaverse is enabled by several connected technologies, such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing.
The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) Metaverse Technology: Produces technology, infrastructure or hardware used to develop or operate in the Metaverse, including technologies for virtual and augmented reality; (2) Metaverse Platforms: Provides or develops non-physical, virtual environment or digital worlds where users and businesses can interact through virtual technologies, including platforms and services that facilitate virtual marketplaces and social network platforms; (3) Metaverse Devices: Produces devices used to access or interact with the Metaverse, including the production of wearable devices and specialized visuals and audio or gaming equipment used for interacting in virtual and augmented reality; (4) Interchange Standards: Develops and distributes tools, formats, services and engines that facilitate the creation of the Metaverse by setting actual standards that provide a common set of operating principles, language or expectations that allow for the creation, operation and ongoing improvement to the Metaverse; and (5) Data Processing: Provides computing power to support the Metaverse, including high-intensity data processing services such as rendering, data matching and synchronization or motion capturing
The index provider determines whether a company falls into those categories by using an automated scan of company filings and other public information to search for terms and phrases which the index provider believes will identify companies that have or are expected to have significant exposure to the provision of products and/or services that contribute to the Metaverse industry. Each company identified receives a score, as determined by the automated scan, that reflects its exposure to the Metaverse industry.
The index provider reviews each company and excludes any company that does not have relevant business exposure. Selected companies must obtain 50% of their revenue from Metaverse related business operations. Companies in the following FactSet Industries are excluded from the Index: (1) Major Pharmaceuticals, (2) Other Pharmaceuticals, (3) Original Equipment Manufacturer Auto Parts, (4) Major Telecommunications, (5) Specialty Telecommunications, (6) Wireless Telecommunications, and (7) Food Retail.
The remaining companies are then ranked based on the assigned score. The top 40 companies are selected into the Index. Companies with higher scores receive more weight, and the 10 largest companies by market capitalization get

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extra weight. The Index’s composition and the assigned weights are reevaluated in June and December. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOMETAV.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Metaverse Companies Risk — The Metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Companies in Metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technol ogy. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. These companies may be significantly affected by service disruptions caused by hardware or software failures and by cybersecurity attacks. They may also be impacted by privacy concerns and laws, evolving internet regulation and other foreign or domestic regulations that may limit or otherwise affect their operations. There is no guarantee that the products or services produced by companies in Metaverse-related businesses will be successful.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not metaverse-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its metaverse-related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its

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value in issuers in the communication services and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows the Fund’s investment results dur-ing its first full calendar year of operations, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

Best Quarter	(ended	3/31/2023	):	22.13%
Worst Quarter	(ended	9/30/2023	):	-10.29%
Year-to-Date	(ended	6/30/2024	):	3.35%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	51.13%	3.76%	3/15/2022
After Taxes on Distributions	50.87%	3.62%	—
After Taxes on Distributions and Sale of Shares	30.41%	2.85%	—
Solactive Metaverse Theme Index[1]	51.03%	4.00%	—
MSCI ACWI[1]	22.81%	7.59%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.

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Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since March 2022.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

64 :: MSCI EAFE Dividend Growers ETF
PROSHARES.COM

Investment Objective
ProShares MSCI EAFE Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the MSCI EAFE Index that have consistently increased dividends every year for at least 10 years. The MSCI EAFE
Index is designed to measure the performance of large and mid-capitalization companies across 21 developed market countries around the world, excluding the U.S. and Canada. As of May 31, 2024, this included companies from following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund’s Index selects a minimum of 40 companies. These companies are equally weighted in the Index. The Index’s composition is reevaluated annually in November and the weightings are reset to equal weight each quarter in February, May, August, and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “M1EADMAR.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

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Principal Risks
You could lose money by investing in the Fund.
●Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the health care, industrials and information technology industry groups.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan and the United Kingdom.
○Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to political, economic, or social instability in Japan; risks associated with Japan’s large government deficit; the prevalence and likelihood of natural disasters in Japan; and heavy dependence on international trade and reliant on imports for its commodity needs. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations.
○United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.

66 :: MSCI EAFE Dividend Growers ETF
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●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-0.63%
-7.14%
21.73%
-11.51%
24.06%
9.29%
7.84%
-21.10%
11.96%
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	16.77%
Worst Quarter	(ended	3/31/2020	):	-21.15%
Year-to-Date	(ended	6/30/2024	):	-1.12%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	11.96%	5.25%	1.91%	8/19/2014
After Taxes on Distributions	11.37%	4.76%	1.43%	—
After Taxes on Distributions and Sale of Shares	7.53%	4.13%	1.49%	—
MSCI EAFE Dividend Masters Index[1]	12.50%	5.75%	2.41%	—
MSCI EAFE Index[1]	18.24%	8.16%	4.33%	—
1
Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares MSCI Emerging Markets Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that have consistently increased dividends every year for at least seven years. The MSCI Emerging Markets Index is designed to measure the performance of large and mid-capitalization companies across emerging market countries. As of July 31, this included companies from the following 24 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The Fund’s Index selects a minimum of 40 companies. These companies are equally weighted in the Index. The Index’s composition is reevaluated annually in November and the weightings are reset to equal weight each quarter in February, May, August, and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “M1EMDMAR.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in

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replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
Increased tensions between Russia and Ukraine present the risk of armed conflict and may result in an invasion of Ukraine. Escalating tensions involving these two countries and any outbreak of hostilities between them may result in more widespread conflict. Such hostilities, or even the threat of such hostilities, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. In certain “restricted market” countries (which limit the ability of non-nationals to transact in those countries’ currencies), the Fund will be limited in its ability to use multiple dealers to obtain exchange rates. This may result in potentially higher costs for the Funds, and increased correlation risk. Further limitations on dealers may cause delays in execution, which may also increase correlation risk.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer staples industry group.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund

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will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China and India.
○Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
○Indian Investments Risk — Investments in securities of issuers in India include risks such as, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India has been prone to natural disasters, such as earthquakes and tsunamis which could have a significant negative impact on its economy.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods com pare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
31.30%
-6.70%
13.61%
0.92%
0.67%
-18.01%
-0.63%
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	19.21%
Worst Quarter	(ended	3/31/2020	):	-29.09%
Year-to-Date	(ended	6/30/2024	):	-1.66%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	-0.63%	-1.22%	3.88%	1/25/2016
After Taxes on Distributions	-0.80%	-1.64%	3.39%	—
After Taxes on Distributions and Sale of Shares	0.21%	-0.67%	3.20%	—
MSCI Emerging Markets Dividend Masters Index[1]	0.62%	-0.12%	5.06%	—
MSCI Emerging Markets Index[1]	9.83%	3.68%	7.18%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares MSCI Europe Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the MSCI Europe Index that have consistently increased dividends every year for at least 10 years. The MSCI
Europe Index is designed to measure the performance of large and mid-capitalization companies across developed market countries in Europe. As of May 31, 2024, this included companies from the following 15 countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund’s Index selects a minimum of 25 companies that have increased their dividends every year for at least 10 years. These companies are equally weighted in the Index. The Index’s composition is reevaluated annually in November and the weightings are reset to equal weight each quarter in February, May, August, and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXCXEDMR.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

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Principal Risks
You could lose money by investing in the Fund.
●European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries (including the United Kingdom) have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The military incursion has led to, and may lead to additional sanctions being levied by the United States, European Union, United Kingdom and other countries against Russia. Russia’s military incursion and the resulting sanctions and other rapidly evolving measures in response could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments. The severity, extent and duration of the military conflict, sanctions and resulting market disruptions are impossible to predict, but could have a material adverse effect on the European region and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund’s performance and the value of an investment in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regu latory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the health care and industrials industry groups.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.

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●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Switzerland and the United Kingdom.
○Swiss Investments Risk — Investments in securities of issuers in Switzerland may involve risks such as legal, regulatory, political, currency, security, and economic risks as well as including negative impacts to international trade which is a large component of the Swiss economy.
○United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
-7.12%
21.36%
-11.23%
25.55%
6.41%
19.06%
-24.97%
20.70%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	18.74%
Worst Quarter	(ended	3/31/2020	):	-22.08%
Year-to-Date	(ended	6/30/2024	):	2.24%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	20.70%	7.57%	4.21%	9/9/2015
After Taxes on Distributions	20.39%	7.12%	3.79%	—
After Taxes on Distributions and Sale of Shares	12.86%	5.96%	3.33%	—
MSCI Europe Dividend Masters Index[1]	21.37%	8.21%	4.82%	—
MSCI EAFE Index[1]	18.24%	8.16%	5.88%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio

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Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

76 :: MSCI Transformational Changes ETF
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Investment Objective
ProShares MSCI Transformational Changes ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies associated with one or more of the following themes: Future of Work, Digital Consumer, Genomic & Telehealth, and Food Revolution. The index provider uses natural language processing and data analysis techniques to identify companies that fall within these themes:
●Future of Work: The Index is designed to select companies that have high exposure to cybersecurity; industrial automation; machine learning and artificial intelligence; digital transactions and blockchain technology; and cloud computing, internet of things, and remote collaboration
●Digital Consumer: The Index is designed to select companies that have high exposure to e-commerce; social media; and e-gaming.
●Genomics and Telehealth: The Index is designed to select companies that have high exposure to gene editing and therapy; molecular diagnostics; targeted therapeutics and stem cell therapy; bioinformatics; bio hardware; and digital health and remote care.
●Food Revolution: The Index is designed to select companies that have high exposure to sustainable and responsible farming; plant-based meat substitutes and agricultural technology; food delivery technology; and biosecurity and zoonotic disease mitigation.
The Index includes companies in the MSCI ACWI Investable Market Index (“MSCI ACWI”). MSCI ACWI is designed to measure the performance of large, mid, and small-capitalization companies across developed and emerging markets. The Fund’s Index selects companies and assigns their weights based on the amount of revenue they earn in business segments related to each theme and their market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXGLTRCH.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in

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a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the communication services, health care and information technology industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third

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party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third party provider to identify securities that reflect Transformational Changes will achieve its intended results or that the Transformational Changes the Fund seeks to benefit from will result in positive returns. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
7.31%
-29.43%
22.62%
2021
2022
2023

Best Quarter	(ended	12/31/2023	):	11.82%
Worst Quarter	(ended	6/30/2022	):	-19.99%
Year-to-Date	(ended	6/30/2024	):	10.71%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	22.62%	-0.63%	10/14/2020
After Taxes on Distributions	22.35%	-0.80%	—
After Taxes on Distributions and Sale of Shares	13.56%	-0.49%	—
MSCI Global Transforma- tional Changes Index[1]	22.99%	-0.42%	—
S&P Global 1200 Index[1]	23.38%	10.42%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since October 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask

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spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

80 :: Nanotechnology ETF
PROSHARES.COM

Investment Objective
ProShares Nanotechnology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that have business operations in the field of nanotechnology. The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) production of nanotechnology, which can be defined as the use of matter on an atomic and molecular level; (2) active in the fields of nanomedicine, nanomaterials, nanoelectronics, nanometrology or molecular nanotechnology; and (3) development of technologies that promote advances in or research related to nanotechnologies.
The index provider determines whether a company falls into those categories by using an automated scan of company filings and other public information to search for terms and phrases which identify companies that have or are expected to have significant exposure to nanotechnology. The index provider reviews each company and excludes any company that does not have relevant business exposure. The identified companies are then ranked based on the level of exposure to nanotechnology, as determined by the automated scan. The top 30 companies are selected into the Index. Selected companies are weighted based on market capitalization, subject to a 4.5% limit for any single company. The Index’s composition and the assigned weights are reevaluated every May and November. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOLNANON.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments,

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with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Nanotechnology Investing Risk — Nanotechnology is a relatively new form of technology and is subject to risks associated with a developing industry including limited product lines, markets, and financial resources as well as challenges to scalability of production. There is no guarantee that the products or services offered by companies in this business will be successful. Nanotechnology companies typically face intense competition, cyclical economic patterns, shifting consumer preferences, evolving industry standards, frequent new product introductions, evolving regulation, rapid changes in technology, loss or impairment of intellectual property rights, and potentially rapid product obsolescence. These companies may face increased scrutiny from regulators and legislators . They may be subject to scientific, technological and commercialization risks. Nanotechnology companies typically engage in significant amounts of spending on research and development. Such companies are also susceptible to operational and information security risks including those associated with hardware or software failures and security breaches.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not nanotechnology related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its nanotechnology related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Japan.

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○Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to political, economic, or social instability in Japan; risks associated with Japan’s large government deficit; the prevalence and likelihood of natural disasters in Japan; and heavy dependence on international trade and reliant on imports for its commodity needs. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is nanotechnology related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

Best Quarter	(ended	3/31/2023	):	21.64%
Worst Quarter	(ended	6/30/2022	):	-18.38%
Year-to-Date	(ended	6/30/2024	):	25.35%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	47.60%	2.51%	10/26/2021
After Taxes on Distributions	47.47%	2.40%	—
After Taxes on Distributions and Sale of Shares	28.26%	1.89%	—
Solactive Nanotechnology Index[1]	47.90%	2.88%	—
S&P Global 1200 Index[1]	23.38%	2.38%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.

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Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund
(ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

84 :: Nasdaq-100 Dorsey Wright Momentum ETF
PROSHARES.COM

Investment Objective
ProShares Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the 21 securities from the Nasdaq-100 Index with the highest momentum. The Nasdaq-100 Index is designed to measure the performance of 100 of the largest non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The index provider ranks each company in the Nasdaq-100 Index based on relative performance using its proprietary “Relative Strength” momentum measure. The 21 companies with highest Relative Strength are selected. These companies are equally weighted in the Index. The Index’s composition is reevaluated and the weightings are reset to equal weight each quarter in January, April, July and October. The Index is constructed and maintained by Dorsey, Wright & Associates, LLC. More information about the Index can be found using the Bloomberg ticker symbol “NDXDWA.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the

   Nasdaq-100 Dorsey Wright Momentum ETF :: 85
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Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Momentum Investing Risk — Momentum investing emphasizes selecting stocks that have higher recent price performance compared to other stocks. Momentum can change quickly and changes may occur between Index reconstitutions. Companies that previously exhibited high momentum may underperform other companies that did not exhibit high momentum. Certain investment styles may fall in and out of favor. If momentum investing is out of favor, the Fund’s performance may lag behind other funds using different investment styles.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
24.61%
-29.11%
2022
2023

Best Quarter	(ended	12/31/2023	):	16.87%
Worst Quarter	(ended	6/30/2022	):	-22.81%
Year-to-Date	(ended	6/30/2024	):	17.13%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	24.61%	-0.52%	5/18/2021
After Taxes on Distributions	24.58%	-0.56%	—
After Taxes on Distributions and Sale of Shares	14.58%	-0.40%	—
Nasdaq-100 Dorsey Wright Momentum Index[1]	25.43%	0.12%	—
Nasdaq-100® Index[1]	55.13%	10.57%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-
tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since May 2021.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   Nasdaq-100 High Income ETF :: 87
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Investment Objective
ProShares Nasdaq-100 High Income ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Daily Covered Call Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses [1]	0.00%
Total Annual Fund Operating Expenses	0.55%
1
“Other Expenses” are estimated.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to replicate the performance of an investment strategy that combines a long position in the Nasdaq-100 Index with a short position in Nasdaq-100 Index call options. This combination is often referred to as a “covered call” strategy. Generally, in pursuing a covered call strategy, an investor holding a certain security sells (or “writes”) a call option on the same security in an attempt to generate additional income.
In particular, the Index is designed to replicate a daily covered call strategy that sells call options with one day to expiration each day (“daily covered call”). A Nasdaq-100 daily covered call strategy seeks to generate high income with total return and risks similar to the Nasdaq-100 over the long term. Compared to a similar strategy using monthly call options, ProShare Advisors believes a daily covered call strategy provides greater total return potential over the long-term.
The seller of a call option receives a payment (“premium”) from the buyer. In this way a covered call strategy provides an investor with additional income in the form of option premiums. The seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the option will not be exercised, benefiting the seller who retains the shares.
The long component of the Index is designed to measure the performance of the 100 largest Nasdaq-listed non-financial companies. The long component includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are selected. These companies are then weighted based on market capitalization.
The short component of the Index is designed to measure the performance of out-of-the-money Nasdaq-100 Index call options generally having one day to expiration when sold. The options measured are traded on national securities exchanges. The Index’s short call option position is generally reestablished at the end of each day. The Fund will not write daily call options, but instead will obtain exposure to the short component of the Index through swap agreements.
The Fund intends to make distributions each month of an amount that generally reflects the dividend and call premium income earned by the Index (net of Fund expenses) as measured by the Nasdaq-100 Daily Covered Call – Income Only Index, a sub-index that measures the cash received by the Index from dividends and call option premiums. The monthly

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distributions are intended to provide shareholders with dividend and call premium income. However, some or all of the monthly distributions may be characterized as return of capital.
The Index and the sub-index are rebalanced and reconstituted each day. The Index and the sub-index are constructed and maintained by Nasdaq, Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDXDCC” and more information about the sub-index can be found using the Bloomberg ticker symbol “NDXDCCI”.
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies that are included in the Index.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or benchmark, such as equity securities, ETFs or an index. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. The Fund enters into swap agreements that provide exposure to the Nasdaq-100 securities and the daily call options reflected in the Index.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund may enter into Nasdaq-100 Index futures contracts.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Covered Call Strategy Risk – The Index replicates the performance of a “daily covered call” investment strategy. A daily covered call strategy involves writing (selling) covered call options having one day to expiration in return for the receipt of a premium. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines.
The Index may underperform the Nasdaq -100 Index during some periods. For example, in periods of above average Nasdaq-100 Index returns the Index may underperform. Above average Nasdaq-100 Index volatility may increase the extent of underperformance. Also, in periods of flat or declining Nasdaq-100 performance, an Nasdaq-100 daily covered call strategy may underperform a Nasdaq-100 covered call strategy based on monthly call options.
●Monthly Distribution Risk – The Fund seeks to make distributions each month of an amount that reflects the dividend and call premium income earned by the Index’s daily covered call strategy (net of Fund expenses). However, there is no guarantee that the Fund will make such distributions and the amount of such distributions, if any, may vary significantly from month to month.
In addition, the Fund intends to make monthly distributions that generally reflect the dividend and call premium income without regard to market conditions. As a result of its monthly distributions and the investment strategy of the Fund, some or all of such distributions may be characterized as a return of capital for financial reporting and tax purposes. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares. A return of capital results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was

   Nasdaq-100 High Income ETF :: 89
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received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.To the extent a large proportion of the derivative and/or repurchase agreements are with a small number of counterparties or otherwise highly concentrated, these risks may be increased.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of
May 31, 2024, the the Index had a significant portion of its value in issuers in the information technology and communication services industry groups..
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
●Tax Risk – The “covered call” strategy of the Fund may result in the Fund being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In

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addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually. In addition, due to the manner in which the Fund implements its investment program, the Fund expects that a substantial portion of its monthly distributions will constitute a return of capital that will have the effect of reducing your cost basis in the Fund’s shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling Fund shares. The Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.

   On-Demand ETF :: 91
PROSHARES.COM

Investment Objective
ProShares On-Demand ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that provide on-demand access to lifestyle needs includ ing digital media, e-gaming, fitness, food delivery, ridesharing, or virtual reality experiences. The Index includes companies in at least one of 15 FactSet® Revere Business Industry Classification System SubIndustries (“RBICS Sub-Industries”) that the index provider has identified as related to on-demand services. The 15 eligible RBICS Sub-Industries are: (1) Console Games Software; (2) Fitness and Exercise Equipment; (3) Food Delivery Services; (4) General Entertainment Content Providers and Sites; (5) Handheld and Smart Phone Games Software; (6) Home and Office Virtual Reality Software; (7) Media Download and Streaming Digital Content Sites; (8) Mobile Platform Applications Software; (9) Multi-Type Passenger Transportation (e.g., ride-sharing platforms); (10) Online Game Websites and Software; (11) Other Games Software; (12) Other Media Equipment Manufacturing; (13) Video Multimedia Semiconductors; (14) Virtual Reality Design and Engineering Software; and (15) Virtual Reality Equipment. Companies in these sub-industries are selected for inclusion in the Index if they receive 75% or more of their revenue from one or more of those sub-industries. Selected companies are then weighted based on their marketed capitalization, subject to a 4.5% limit. The Index’s composition and assigned weights are reevaluated semi-annually in June and December. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “FDSODMN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component

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securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●On-Demand Investing Risk — On-demand technology is a relatively new technology and is subject to risks associated with a developing industry including limited product lines, markets, and financial resources as well as challenges to scalability of production. There is no guarantee that the products or services offered by companies in this business will be successful. Companies engaged in design, production or distribution of goods or services for the media industry may become quickly obsolete. They are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, intense competition, frequent new service introductions, loss or impairment of intellectual property rights, and the potential for increased government regulation. The business models employed by companies in the on-demand industry may not prove to be successful. These companies may also be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors. Additionally, because on-demand companies typically collect and store sensitive consumer information, these companies are potential targets for cybersecurity attacks and other types of theft, and may face scrutiny from regulators considering how consumer data is stored, safeguarded, and used, which could have a negative impact on these companies.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not on demand platform and services related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its on demand platform and services related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index,

   On-Demand ETF :: 93
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its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the communication services and consumer discretionary industry groups.
○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is on demand platform and services related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
15%
0%
-15%
-30%
-45%
26.60%
-41.72%
2022
2023

Best Quarter	(ended	12/31/2023	):	14.63%
Worst Quarter	(ended	6/30/2022	):	-25.59%
Year-to-Date	(ended	6/30/2024	):	17.77%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	26.60%	-19.57%	10/26/2021
After Taxes on Distributions	26.28%	-19.67%	—
After Taxes on Distributions and Sale of Shares	15.82%	-14.46%	—
FactSet On-Demand Index[1]	27.85%	-19.17%	—
S&P Global 1200 Index[1]	23.38%	2.38%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   Online Retail ETF :: 95
PROSHARES.COM

Investment Objective
ProShares Online Retail ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of U.S.-listed companies deemed to be “Online Retailers.” The Index includes U.S. and non-U.S. companies doing business as an online retailer; an e-commerce retailer; or an internet and direct marketing retailer, excluding online travel companies.
Selected companies are then weighted based on market capitalization, with an aggregate limit of 25% on non-U.S. companies. The Index’s composition is reevaluated every June, with weight adjustments occurring monthly. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “PSONLINE.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.

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Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Online Retail Companies Risk — Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
●Internet Companies Risk — Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences;
intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
As of May 31, 2024, the Index had significant exposure to Amazon.com, Inc. Information about Amazon.com, Inc. may be found on the SEC’s website (www.sec.gov).
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index,

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its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary industry group.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in China.
○Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Self-Indexing Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is sponsored by ProShare Advisors. There can be no guarantee or assurance that the methodology used to identify Online Retailers will achieve its intended result or that the trends the Fund seeks to benefit from will result in positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
20.11%
111.37%
-25.13%
-50.06%
27.31%
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	55.20%
Worst Quarter	(ended	6/30/2022	):	-29.09%
Year-to-Date	(ended	6/30/2024	):	13.03%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	27.31%	3.86%	-1.63%	7/13/2018
After Taxes on Distributions	27.31%	3.79%	-1.69%	—
After Taxes on Distributions and Sale of Shares	16.17%	3.03%	-1.20%	—
ProShares Online Retail Index[1]	28.06%	4.41%	-1.11%	—
S&P Global 1200 Index[1]	23.38%	13.07%	9.65%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since July 2018.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   Pet Care ETF :: 99
PROSHARES.COM

Investment Objective
ProShares Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that stand to benefit from interest in or resources spent on pet ownership. The Index includes companies in at least one of eight FactSet® Revere Business Industry Classification
System Sub-Industries (“RBICS Sub-Industries”) that the index provider has identified as related to the pet ownership value chain, including pharmaceuticals, diagnostics, food and supplies manufacturers, retailers, and other pet care services providers. The eight eligible RBICS Sub-Industries are: (1) internet pet and pet supply retail; (2) pet and pet supply stores; (3) pet food manufacturing; (4) pet supplies manufacturing; (5) veterinary diagnostics; (6) veterinary pharmaceuticals; (7) veterinary product distributors; and (8) veterinary services.
Companies in these sub-industries are selected for inclusion in the Index if they earn 50% or more of their revenue or generate at least $1 billion of revenue from one or more of those sub-industries.
For purposes of determining Index weight, companies are assigned to two tiers. Companies that earn 50% or more of their revenue from the sub-industries are assigned to Tier 1. All other selected companies are assigned to Tier 2. The Index allocates 82.5% of the weight of the Index to Tier 1 companies. Within Tier 1, companies are weighted based on market capitalization, subject to a 10% limit. The Index allocates 17.5% of the weight of the Index to Tier 2. Within Tier 2, companies are weighted based on market capitalization, subject to a 4.5% limit.
The Index’s composition and assigned weights are reevaluated annually in May. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “PETCARE.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times

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in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Pet Care Industry Risk — The Fund is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub-
divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund’s investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a

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fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer discretionary, consumer staples and health care industry groups.
○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index did not have a significant portion of its value in issuers in a single country.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is pet care related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

75%
50%
25%
0%
-25%
-50%
61.38%
22.76%
10.82%
12.61%
-40.14%
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	26.23%
Worst Quarter	(ended	6/30/2022	):	-20.66%
Year-to-Date	(ended	6/30/2024	):	2.36%

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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	12.61%	8.16%	5.92%	11/5/2018
After Taxes on Distributions	12.48%	8.07%	5.83%	—
After Taxes on Distributions and Sale of Shares	7.54%	6.43%	4.63%	—
FactSet Pet Care Index[1]	13.26%	8.73%	6.48%	—
S&P Global 1200 Index[1]	23.38%	13.07%	11.06%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio
Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   Russell 2000 Dividend Growers ETF :: 103
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Investment Objective
ProShares Russell 2000 Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies in the Russell 2000 Index that have consistently increased dividends each year for at least the last 10 years. The Russell 2000 Index is designed to measure the per formance of the small-cap segment of the U.S. markets. The Fund’s Index selects at least 40 companies. These companies are equally weighted in the Index, except that no sector is allowed to be more than 30% of the Index. The Index’s composition is reevaluated annually in June and the weightings are reset to equal weight each quarter in March, June, September, and December. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “R2DIVGRO.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated

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with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and utilities industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Utilities Industry Risk — Companies in this sector may experience: review and limitation of rates by governmental regulatory commissions and increased competition as a result of deregulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
35.57%
4.70%
-0.71%
17.37%
-4.93%
19.11%
-5.79%
8.89%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	22.59%
Worst Quarter	(ended	3/31/2020	):	-24.54%
Year-to-Date	(ended	6/30/2024	):	-3.00%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	8.89%	6.40%	7.90%	2/3/2015
After Taxes on Distributions	8.15%	5.79%	7.35%	—
After Taxes on Distributions and Sale of Shares	5.72%	4.93%	6.29%	—
Russell 2000 Dividend Growth Index[1]	9.30%	6.86%	8.38%	—
Russell 3000® Index[1]	25.96%	15.16%	11.50%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since February 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

106 :: Russell U.S. Dividend Growers ETF
PROSHARES.COM

Investment Objective
ProShares Russell U.S. Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the Russell 3000 Index that have consistently increased dividends each year for at least the last 35 years.
The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. The Fund’s Index selects at least 40 companies. These companies are equally weighted in the Index, except that no sector is allowed to be more than 30% of the Index. The Index’s composition is reevaluated annually in June and the weightings are reset to equal weight each quarter in March, June, September, and December. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “R3DEPTR.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to

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day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer staples, industrials and utilities industry groups.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Utilities Industry Risk — Companies in this sector may experience: review and limitation of rates by governmental regulatory commissions and increased competition as a result of deregulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

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Annual Returns as of December 31

25%
20%
15%
10%
5%
0%
-5%
-10%
23.36%
4.82%
-5.03%
2.36%
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	14.81%
Worst Quarter	(ended	3/31/2020	):	-22.29%
Year-to-Date	(ended	6/30/2024	):	-1.83%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	2.36%	6.47%	11/5/2019
After Taxes on Distributions	1.75%	5.86%	—
After Taxes on Distributions and Sale of Shares	1.80%	4.98%	—
Russell 3000 Dividend Elite Index[1]	2.71%	6.93%	—
Russell 3000® Index[1]	25.96%	12.48%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since November 2019.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   S&P 500® Dividend Aristocrats ETF :: 109
PROSHARES.COM

Investment Objective
ProShares S&P 500® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the S&P 500 Index that have consistently increased dividends each year for at least 25 years. The S&P 500 Index is designed to measure the performance of the 500 largest companies listed and domiciled in the U.S. The Fund’s Index selects a minimum of 40 companies that have increased their dividends every year for at least 25 years. These companies are equally weighted in the Index, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 companies with at least 25 consecutive years of dividend growth or if sector limits are breached, the Index will include companies with shorter dividend growth histories. The Index’s composition is reevaluated annually in January and the weightings are reset to equal weight each quarter in January, April, July and October. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPDAUDT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

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Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the consumer staples and industrials industry groups.
○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advi sors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
15.38%
0.46%
11.41%
21.24%
-3.18%
27.45%
8.32%
25.49%
-6.50%
8.06%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	17.62%
Worst Quarter	(ended	3/31/2020	):	-23.30%
Year-to-Date	(ended	6/30/2024	):	2.00%

   S&P 500® Dividend Aristocrats ETF :: 111
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Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Ten Years
Before Tax	8.06%	11.85%	10.25%
After Taxes on Distributions	7.50%	11.20%	9.67%
After Taxes on Distributions and Sale of Shares	5.14%	9.30%	8.29%
S&P 500® Dividend Aristocrats® Index[1]	8.44%	12.24%	10.67%
S&P 500® Index[1]	26.29%	15.68%	12.03%
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since October 2013 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

112 :: S&P 500® Ex-Energy ETF
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Investment Objective
ProShares S&P 500® Ex-Energy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses	0.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.13%
Fee Waiver/Reimbursement[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.09%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive Investment Advisory and Management Services Fees to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$38	$69	$162
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the companies included in the S&P 500 Index with the exception of those companies included in the energy sector. The S&P 500 Index is designed to measure the performance of the largest 500 companies listed and domiciled in the U.S. The Index selects companies included in the S&P 500 Index from the following sectors: communication services, consumer discretionary, consumer staples, financials, health care, industrials, information technology, materials, real estate and utilities. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPXXEGT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the

   S&P 500® Ex-Energy ETF :: 113
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Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after

114 :: S&P 500® Ex-Energy ETF
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taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
-30%
10.53%
23.26%
-3.75%
32.13%
20.40%
27.71%
-20.40%
27.64%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	20.12%
Worst Quarter	(ended	3/31/2020	):	-18.19%
Year-to-Date	(ended	6/30/2024	):	15.39%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	27.64%	15.60%	13.62%	9/22/2015
After Taxes on Distributions	27.21%	15.23%	13.23%	—
After Taxes on Distributions and Sale of Shares	16.62%	12.53%	11.19%	—
S&P 500® Ex-Energy Index[1]	27.79%	15.83%	13.91%	—
S&P 500® Index[1]	26.29%	15.68%	13.54%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since September 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   S&P 500® Ex-Financials ETF :: 115
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Investment Objective
ProShares S&P 500® Ex-Financials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses	0.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.13%
Fee Waiver/Reimbursement[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.09%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive Investment Advisory and Management Services Fees to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$38	$69	$162
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the companies included in the S&P 500 Index with the exception of those companies included in the financial and real estate sectors. The S&P 500 Index is designed to measure the performance of the 500 companies listed and domiciled in the U.S. The Index selects companies included in the S&P 500 Index from the following sectors: communication services, consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, and utilities. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPXXFINT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a

116 :: S&P 500® Ex-Financials ETF
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result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the com position of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

   S&P 500® Ex-Financials ETF :: 117
PROSHARES.COM

Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
10.32%
21.78%
-3.04%
31.04%
21.87%
27.05%
-18.80%
28.48%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	21.68%
Worst Quarter	(ended	3/31/2020	):	-17.70%
Year-to-Date	(ended	6/30/2024	):	16.52%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	28.48%	16.18%	13.80%	9/22/2015
After Taxes on Distributions	28.08%	15.82%	13.37%	—
After Taxes on Distributions and Sale of Shares	17.10%	13.02%	11.33%	—
S&P 500® Ex-Financials Index[1]	28.64%	16.43%	14.07%	—
S&P 500® Index[1]	26.29%	15.68%	13.54%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since September 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

118 :: S&P 500® Ex-Health Care ETF
PROSHARES.COM

Investment Objective
ProShares S&P 500® Ex-Health Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses	0.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.13%
Fee Waiver/Reimbursement[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.09%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive Investment Advisory and Management Services Fees to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$38	$69	$162
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the companies included in the S&P 500 Index with the exception of those companies included in the health care sector. The S&P 500 Index is designed to measure the performance of the 500 companies listed and domiciled in the U.S. The Index selects companies included in the S&P 500 Index from the following sectors: communication services, consumer discretionary, consumer staples, energy, financials, industrials, information technology, materials, real estate and utilities. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPXXHCP.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a

   S&P 500® Ex-Health Care ETF :: 119
PROSHARES.COM

result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology industry group.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the com position of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

120 :: S&P 500® Ex-Health Care ETF
PROSHARES.COM

Annual Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
-30%
14.19%
21.39%
-6.38%
32.99%
18.93%
28.65%
-20.57%
30.70%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	21.68%
Worst Quarter	(ended	3/31/2020	):	-20.72%
Year-to-Date	(ended	6/30/2024	):	16.28%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	30.70%	16.13%	13.76%	9/22/2015
After Taxes on Distributions	30.27%	15.71%	13.29%	—
After Taxes on Distributions and Sale of Shares	18.43%	12.96%	11.28%	—
S&P 500® Ex-Health Care Index[1]	30.86%	16.37%	14.06%	—
S&P 500® Index[1]	26.29%	15.68%	13.54%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since September 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   S&P 500® Ex-Technology ETF :: 121
PROSHARES.COM

Investment Objective
ProShares S&P 500® Ex-Technology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses	0.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.13%
Fee Waiver/Reimbursement[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.09%
1
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive Investment Advisory and Management Services Fees to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$38	$69	$162
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of the companies included in the S&P 500 Index with the exception of those companies included in the information technology sector. The S&P 500 Index is designed to measure the performance of the 500 largest U.S.-listed and domiciled companies. The Index selects companies included in the S&P 500 Index from the following sectors: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, real estate and utilities. These companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPXXTSUT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a

122 :: S&P 500® Ex-Technology ETF
PROSHARES.COM

result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials and health care industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
●Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

   S&P 500® Ex-Technology ETF :: 123
PROSHARES.COM

Annual Returns as of December 31

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
10.72%
17.63%
-6.21%
26.33%
10.38%
26.04%
-13.95%
16.11%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	17.02%
Worst Quarter	(ended	3/31/2020	):	-21.90%
Year-to-Date	(ended	6/30/2024	):	9.94%
Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	16.11%	11.92%	10.31%	9/22/2015
After Taxes on Distributions	15.65%	11.46%	9.82%	—
After Taxes on Distributions and Sale of Shares	9.81%	9.44%	8.30%	—
S&P 500® Ex-Information Technology Index[1]	16.22%	12.15%	10.62%	—
S&P 500® Index[1]	26.29%	15.68%	13.54%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since September 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

124 :: S&P 500 High Income ETF
PROSHARES.COM

Investment Objective
ProShares S&P 500 High Income ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500 Daily Covered Call Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses [1]	0.00%
Total Annual Fund Operating Expenses	0.55%
1
“Other Expenses” are estimated.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to replicate the performance of an investment strategy that combines a long position in the S&P 500 Index with a short position in S&P 500 Index call options. This combination is often referred to as a “covered call” strategy. Generally, in pursuing a covered call strategy, an investor holding a certain security sells (or “writes”) a call option on the same security in an attempt to generate additional income.
In particular, the Index is designed to replicate a daily covered call strategy that sells call options with one day to expiration each day (“daily covered call”). An S&P 500 daily covered call strategy seeks to generate high income with total return and risks similar to the S&P 500 over the long-term. Compared to a similar strategy using monthly call options, ProShare Advisors believes a daily covered call strategy provides greater total return potential over the long-term.
The seller of a call option receives a payment (“premium”) from the buyer. In this way a covered call strategy provides an investor with additional income in the form of option premiums. The seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the option will not be exercised, benefiting the seller who retains the shares.
The long component of the Index is designed to measure the performance of the 500 largest U.S.-listed and domiciled companies. The top 500 companies based on market capitalization are included in the S&P 500 Index. These companies are then weighted based on market capitalization.
The short component of the Index is designed to measure the performance of out-of-the-money S&P 500 Index call options having one day to expiration when sold. The options measured are traded on national securities exchanges. The Index’s short call option position is reestablished at the end of each day. The Fund will not write daily call options, but instead will obtain exposure to the short component of the Index through swap agreements.
The Fund intends to make distributions each month of an amount that generally reflects the dividend and call premium income earned by the Index (net of Fund expenses) as measured by the S&P 500 Daily Covered Call Index - Income Only, a sub-index that measures the cash received by the Index from dividends and call option premiums. The monthly distributions are intended to provide shareholders with dividend and call premium income. However, some or all of the monthly distributions may be characterized as a return of capital.
The Index and the sub-index are rebalanced and reconstituted each day. The Index and the sub-index are constructed and

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maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SP500DCC” and more information about the sub-index can be found using the Bloomberg ticker symbol “SP500DCI”.
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies that are included in the Index.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or benchmark, such as equity securities, ETFs or an index. The Fund invests in derivatives in order to gain exposure to the Index. These derivatives principally include:
○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. The Fund enters into swap agreements that provide exposure to the S&P 500 securities and the daily call options reflected in the Index.
○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund may enter into S&P 500 Index futures contracts.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Covered Call Strategy Risk – The Index replicates the performance of a “daily covered call” investment strategy. A daily covered call strategy involves writing (selling) covered call options having one day to expiration in return for the receipt of a premium. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines.
The Index may underperform the S&P 500 Index during some periods. For example, in periods of above average S&P 500 Index returns the Index may underperform. Above average S&P 500 Index volatility may increase the extent of underperformance. Also, in periods of flat or declining S&P 500 performance, an S&P 500 daily covered call strategy may underperform an S&P covered call strategy based on monthly call options.
●Monthly Distribution Risk – The Fund seeks to make distributions each month of an amount that reflects the dividend and call premium income earned by the Index’s daily covered call strategy (net of Fund expenses). However, there is no guarantee that the Fund will make such distributions and the amount of such distributions, if any, may vary significantly from month to month.
In addition, the Fund intends to make monthly distributions that generally reflect the dividend and call premium income without regard to market conditions. As a result of its monthly distributions and the investment strategy of the Fund, some or all of such distributions may be characterized as a return of capital for financial reporting and tax purposes. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares. A return of capital results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares

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has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.To the extent a large proportion of the derivative and/or repurchase agreements are with a small number of counterparties or otherwise highly concentrated, these risks may be increased.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the the Index had a significant portion of its value in issuers in the information technology industry group..
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
●Tax Risk – The “covered call” strategy of the Fund may result in the Fund being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a

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full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund
(ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually. In addition, due to the manner in which the Fund implements its investment program, the Fund expects that a substantial portion of its monthly distributions will constitute a return of capital that will have the effect of reducing your cost basis in the Fund’s shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling Fund shares. The Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.

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Investment Objective
ProShares S&P Global Core Battery Metals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the S&P Global Broad Market Index engaged in the mining of cobalt, lithium, and nickel—base metals used to produce batteries. The S&P Global Broad Market Index is designed to measure the performance of large-, mid-, and small-capitalization companies listed for trading in developed and emerging market countries. As of July 31, 2024, the Index included companies domiciled in: Australia, Brazil, Canada, Chile, China, France, Indonesia, Japan, Netherlands, Poland, South Africa, South Korea, Sweden, the United Kingdom, and the United States. Companies in the Index are weighted based on liquidity and the percentage of revenue earned from cobalt, lithium, and nickel. The Index’s composition and assigned weights are reevaluated in July with additional weight adjustments occurring in January, April, and October. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPGBMUT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in

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replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Battery Metals Investing Risk — Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expectations, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These companies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of mineral deposits which may involve significant financial risks over longer periods of time.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not battery metals-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals-related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
To the extent the Fund invests in issuers in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). VIEs allow U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and undermine the enforceability of the VIE structure.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the materials industry group.
○Materials Industry Risk — Companies in this sector may experience: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; supply and demand issues; and risk for environmental damage and product liability claims.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index had a significant portion of its value in issuers in Australia and China.
○Australia Investments Risk – Investments in securities of issuers in Australia countries involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. The Australian economy is heavily dependent on exports from the certain commodity markets, including energy and mining sectors, and is vulnerable to price changes in commodity markets. In

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addition, Australia is dependent on trade and economic conditions in other countries can impact the Australian economy.
○Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is battery metals-related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows the Fund’s investment results during its first full calendar year of operations, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated informa tion on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

Best Quarter	(ended	12/31/2023	):	-0.28%
Worst Quarter	(ended	9/30/2023	):	-11.60%
Year-to-Date	(ended	6/30/2024	):	-14.11%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	-14.28%	-16.46%	11/29/2022
After Taxes on Distributions	-14.45%	-16.65%	—
After Taxes on Distributions and Sale of Shares	-7.86%	-12.27%	—
S&P Global Core Battery Metals Index[1]	-12.68%	-15.17%	—
S&P Global 1200 Index[1]	23.38%	19.51%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since November 2022 and March 2023, respectively.

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Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund
(ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares S&P Kensho Cleantech ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of U.S.-listed companies focused on building technologies or products that enable the generation of clean energy, such as solar, wind, geothermal, hydrogen, and hydroelectric. The Index includes U.S. and non-U.S. countries. The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) Technologies (hardware, software, or materials) used for clean energy capture, including solar modules, wind blades and turbines, inverters, etc., (2) Technologies used for green hydrogen production and energy generation, including electrolyzers and stationary fuel cells, (3) Installation of these technologies for use in residential or commercial applications, and (4) Advanced energy storage devices, such as utility-scale batteries.
The index provider determines whether a company falls into those categories by using an automated scan of certain recent company-issued filings with securities regulators in search of terms and phrases that describe a company as producing products or services related to clean energy technology. The index provider then reviews each company to verify that the rules of the automated scan were implemented correctly.
For purposes of determining Index weight, companies are classified as either “core” or “non-core.” Core companies are those where a significant portion of business operations are involved in products and services related to clean energy technology. All other selected companies are classified as “non-core.” The companies in each category are initially equal-weighted, but core companies are then given a higher weighting than non-core companies. The Index’s composition and the assigned weights are reevaluated every May, with an additional weight adjustment occurring in November.
The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “KCLEANN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard

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to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Cleantech Investing Risk — Cleantech is a relatively new form of technology and is subject to risks associated with a developing industry including limited product lines, markets, and financial resources as well as challenges to scalability of production. There is no guarantee that the products or services offered by companies in this business will be successful. Cleantech companies are subject to rapid changes in technology, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, frequent new product introductions, evolving regulation, and potentially rapid product obsolescence. Cleantech companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Cleantech companies may be significantly impacted by tax incentives, subsidies, and other governmental regulations and policies. These companies may also be affected by fluctuations in energy prices and in the supply and demand of renewable energy resources which may, in turn, be highly dependent upon government policies that support renewable energy generation and enhance the economic viability of owning renewable electric generation assets and may be subject to adverse environmental conditions that could result in fluctuations in renewable electric generation. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on cleantech companies. Cleantech companies may also be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technical developments and labor relations.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not cleantech related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its cleantech related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index,

134 :: S&P Kensho Cleantech ETF
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its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the industrials and information technology industry groups.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is cleantech related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

0%
-5%
-10%
-15%
-20%
-25%
-20.38%
-10.32%
2022
2023

Best Quarter	(ended	9/30/2022	):	13.01%
Worst Quarter	(ended	9/30/2023	):	-25.63%
Year-to-Date	(ended	6/30/2024	):	-20.24%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	-10.32%	-15.84%	9/29/2021
After Taxes on Distributions	-10.35%	-15.85%	—
After Taxes on Distributions and Sale of Shares	-6.09%	-11.74%	—
S&P Kensho Cleantech Index[1]	-10.08%	-15.62%	—
S&P Total Market Index[1]	26.06%	4.13%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

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Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

136 :: S&P Kensho Smart Factories ETF
PROSHARES.COM

Investment Objective
ProShares S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of U.S.-listed companies focused on building technologies or products that enable the digitalization of manufacturing activities The index includes U.S. and non-U.S. companies. The Index provider uses a natural language processing platform to identify companies that fall into one or more of the following categories: (1) Software and devices enabling connected, integrated digitalization of manufacturing activities, including the industrial internet of things (industrial IoT) and digital twin platforms, (2) Sensors, software, and equipment used for environmental sensing and monitoring, advanced process control, predictive maintenance, and equipment health monitoring, (3) Technology and sensors that enable industrial machine and 3D vision to identify product defects and anomalies, model and predict equipment processes and product results, and (4) Demand response systems and components for conserving and optimizing plant energy consumption.
The index provider determines whether a company falls into those categories by using an automated scan of certain recent company-issued filings with securities regulators to search for terms and phrases that describe a company as producing products or services related to smart factories. The index provider then reviews each company to verify that the rules of the automated scan were implemented correctly.
For purposes of determining Index weight, companies are classified as either “core” or “non-core.” Core companies are those where a significant portion of business operations are involved in products and services related to smart factories. All other selected companies are classified as “non-core.” The companies in each category are initially equal-weighted, but core companies are then given a higher weighting than non-core companies. The Index’s composition and the assigned weights are reevaluated every May, with an additional weight adjustment occurring in November.
The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “KFACTN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times

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in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Smart Factory Investing Risk — Smart factory technology is a relatively new form of technology and is subject to risks associated with a developing industry including limited product lines, markets, and financial resources as well as challenges to scalability of production. There is no guarantee that the products or services offered by companies in this business will be successful. Smart factory companies typically face intense competition, rapid changes in technology, loss or impairment of intellectual property rights, and potentially rapid product obsolescence. Smart factory companies typically engage in significant amounts of spending on research and development. Smart factory companies may be susceptible to operational and information security risks including those associated with hardware or software failures, disruptions of access systems or operational systems, or delays in service by third party vendors, and security breaches. The success of certain smart factory companies may depend on businesses being prepared for scaled deployment and integration of smart factory initiatives and the availability of hybrid, soft, and digital skills necessary for smart factory implementation.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not smart factory related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the perfor mance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its smart factory related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the industrials and information technology industry groups.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for

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industrials industry products in general; declining demand; and changing government regulation.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is smart factory related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
26.05%
-26.09%
2022
2023

Best Quarter	(ended	3/31/2023	):	18.70%
Worst Quarter	(ended	6/30/2022	):	-21.33%
Year-to-Date	(ended	6/30/2024	):	-2.83%
Average Annual Total Returns
As of December 31, 2023
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
	One Year	Since Inception	Inception Date
Before Tax	26.05%	-1.72%	9/29/2021
After Taxes on Distributions	25.88%	-1.81%	—
After Taxes on Distributions and Sale of Shares	15.52%	-1.32%	—
S&P Kensho Smart Factories Index[1]	26.11%	-1.50%	—
S&P Total Market Index[1]	26.06%	4.13%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

140 :: S&P Midcap 400® Dividend Aristocrats ETF
PROSHARES.COM

Investment Objective
ProShares S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies in the S&P MidCap 400 Index that have consistently increased dividends each year for at least 15 years. The S&P
MidCap 400 Index is designed to measure the performance of mid-cap companies listed and domiciled in the U.S. The Index selects a minimum of 40 companies. These companies are equally weighted in the Index. The Index’s composition is reevaluated annually in January and the weightings are reset to equal weight each quarter in January, April, July and October. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPDAMCUT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Mid-cap companies may have limited product lines or resources, may be dependent

   S&P Midcap 400® Dividend Aristocrats ETF :: 141
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upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on mid-cap security prices. Additionally, mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the financials, industrials and utilities industry groups.
○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
○Utilities Industry Risk — Companies in this sector may experience: review and limitation of rates by governmental regulatory commissions and increased competition as a result of deregulation.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
25%
20%
15%
10%
5%
0%
-5%
29.96%
10.24%
-3.16%
18.81%
7.47%
20.28%
-0.50%
5.41%
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	(ended	12/31/2020	):	19.53%
Worst Quarter	(ended	3/31/2020	):	-24.64%
Year-to-Date	(ended	6/30/2024	):	1.30%

142 :: S&P Midcap 400® Dividend Aristocrats ETF
PROSHARES.COM

Average Annual Total Returns
As of December 31, 2023
	One Year	Five Years	Since Inception	Inception Date
Before Tax	5.41%	10.00%	9.40%	2/3/2015
After Taxes on Distributions	4.78%	9.35%	8.85%	—
After Taxes on Distributions and Sale of Shares	3.60%	7.84%	7.56%	—
S&P MidCap 400 Dividend Aristocrats Index[1]	5.81%	10.43%	9.82%	—
S&P Composite 1500® Index[1]	25.47%	15.39%	11.77%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Man
ager, have jointly and primarily managed the Fund since February 2015 and April 2018, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

   S&P Technology Dividend Aristocrats ETF :: 143
PROSHARES.COM

Investment Objective
ProShares S&P Technology Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P® Technology Dividend Aristocrats® Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of U.S.-listed and domiciled technology companies that have consis tently increased dividends each year for at least 7 years. Technology companies include companies in the information technology sector and companies in the following sub-industries: interactive home entertainment, interactive media & services, data processing & outsourced services, and transaction & payment processing services. The Index selects a minimum of 25 companies. These companies are equally weighted in the Index. The Index’s composition is reevaluated annually in January and the weightings are reset to equal weight each quarter in January, April, July and October. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPTDAUT.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.

144 :: S&P Technology Dividend Aristocrats ETF
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Principal Risks
You could lose money by investing in the Fund.
●Technology Industry Risk — Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may experience intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment, software & services and technology hardware & equipment industry groups.
○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
○Technology Hardware and Equipment Industry Risk — Companies in this industry may experience: effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).

   S&P Technology Dividend Aristocrats ETF :: 145
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Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
29.00%
28.16%
-15.87%
27.18%
2020
2021
2022
2023

Best Quarter	(ended	6/30/2020	):	26.20%
Worst Quarter	(ended	3/31/2020	):	-19.50%
Year-to-Date	(ended	6/30/2024	):	7.92%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	27.18%	15.80%	11/5/2019
After Taxes on Distributions	26.80%	15.42%	—
After Taxes on Distributions and Sale of Shares	16.32%	12.56%	—
S&P Technology Dividiend Aristocrats Index[1]	27.79%	16.33%	—
S&P Composite 1500® Index[1]	25.47%	12.74%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Devin Sullivan, Portfolio Manager, have jointly and primarily managed the Fund since November 2019.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

146 :: Smart Materials ETF
PROSHARES.COM

Investment Objective
ProShares Smart Materials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies that have business operations in the field of smart materials. The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) production of smart materials, also called intelligent or responsive materials, which can be defined as materials that have properties which can be changed by an external stimulus (such as temperature, electricity or stress); (2) production of materials with certain advanced, innovative, or disruptive qualities; and (3) development of technologies which promote advances and research related to smart materials.
The index provider determines whether a company falls into those categories by using an automated scan of company filings and other public information to search for terms and phrases which identify companies that have or are expected to have significant exposure in the field of smart materials. The index provider reviews each company and excludes any company that does not have relevant business exposure. The identified companies are then ranked based on level of exposure to smart materials, as determined by the automated scan. The top 30 companies are selected for inclusion in the Index. Selected companies are weighted based on market capitalization, subject to a 4.5% limit for any single company. The Index’s composition and the assigned weights are reevaluated every May and November. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOLSMATN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component

   Smart Materials ETF :: 147
PROSHARES.COM

securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Smart Material Investing Risk — Smart material technology is a relatively new form of technology and is subject to risks associated with a developing industry including limited product lines, markets, and financial resources as well as challenges to scalability of production. Companies in the smart material business typically face intense competition and loss or impairment of intellectual property rights. Smart material companies may be subject to scientific, technological and commercialization risks as well as the risk of rapidly changing technologies and short technology life cycles due to the frequent development of new or improved products and evolving industry standards. Smart material companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by companies in the smart material business will be successful.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not smart materials related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its smart materials related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the information technology and materials industry groups.
○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.

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○Materials Industry Risk — Companies in this sector may experience: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; supply and demand issues; and risk for environmental damage and product liability claims.
●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2024, the Index did not have a significant portion of its value in issuers in a single country.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology used by the third-party provider to identify companies whose business is smart materials related will achieve its intended result. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

30%
20%
10%
0%
-10%
-20%
-30%
20.05%
-29.97%
2022
2023

Best Quarter	(ended	3/31/2023	):	15.02%
Worst Quarter	(ended	6/30/2022	):	-18.68%
Year-to-Date	(ended	6/30/2024	):	-2.11%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	20.05%	-6.00%	10/26/2021
After Taxes on Distributions	19.76%	-6.25%	—
After Taxes on Distributions and Sale of Shares	12.06%	-4.55%	—
Solactive Smart Materials Index[1]	20.74%	-5.73%	—
S&P Global 1200 Index[1]	23.38%	2.38%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.

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Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.
The Index is designed to measure the performance of companies focused on raw materials and merchandise shipping and delivery. The Index includes companies in at least one of 18 FactSet® Revere Business Industry Classification System Sub-
Industries (“RBICS Sub-Industries”) that the index provider has identified as supply chain logistics related. The 18 eligible RBICS Sub-Industries are: (1) Asia/Pacific Rail Transportation; (2) Autonomous Drone Manufacturers; (3) Commercial Transportation Equipment Distributors; (4) Container Deep Sea and Offshore Shipping; (5) Dry Bulk Deep Sea and Offshore Shipping; (6) Execution and Quote Platforms Services; (7) Express Couriers; (8) Freight Truckload Road Transportation; (9) Freight Less-Than-Truckload Road Transportation; (10) General Transportation and Related Services; (11) Logistics and Supply Chain Service Providers; (12) Multi-Size Trucking Road Transportation; (13) Multi-Type Deep Sea and Offshore Shipping; (14) Transportation Industry Software; (15) Europe, Middle East and Africa Rail Transportation; (16) Other Americas Railroad Transportation; (17) United States Class I Railroad Transportation; and (18) United States Short-Line Railroad Transportation. The Index selects up to 40 companies based on market capitalization that receive 75% or more of their revenue from one or more of those sub-industries. Selected companies are then weighted based on their market capitalization, subject to a 4.5% limit. The Index’s composition and assigned weights are reevaluated semi-annually in June and December. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “FDSSCLN.”
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Equity Securities — Common stock issued by public companies.
●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component

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securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Supply Chain Logistics Risk — Companies involved in providing supply chain logistics are subject to risks related to legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; border and/or import controls; pent-up /increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain supply chain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.
●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not supply chain logistics-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its supply chain logistics-related business line, it may negatively affect the performance of the company, the Index and the Fund.
●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2024, the Index had a significant portion of its value in issuers in the industrials industry group.
○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and

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demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows the Fund’s investment results dur-ing its first full calendar year of operations, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated informa tion on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

Best Quarter	(ended	3/31/2023	):	10.33%
Worst Quarter	(ended	9/30/2023	):	-2.62%
Year-to-Date	(ended	6/30/2024	):	-0.37%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	23.09%	5.47%	4/6/2022
After Taxes on Distributions	21.58%	4.33%	—
After Taxes on Distributions and Sale of Shares	14.47%	4.06%	—
FactSet Supply Chain Logistics Index[1]	23.84%	5.93%	—
S&P Global 1200 Index[1]	23.38%	5.11%	—
1
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation

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and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since April 2022 and March 2023, respectively.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly, and capital gains, if any, at least annually.

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Investment Objectives, Principal Investment Strategies and Related Risks

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This section contains additional details about each Fund’s investment objective, principal investment strategies and related risks.
Investment Objectives
Each series of ProShares (each, a “Fund” and, collectively, the “Funds”) offered in this Prospectus is a “matching” fund or a “geared” fund.
A “matching” fund seeks to provide investment results, before fees and expenses, that correspond to the return of its underlying index (the term “index,” as used herein, includes the Merrill Lynch Factor Model — Exchange Series benchmark). ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares Global Listed Private Equity ETF, ProShares Hedge Replication ETF, ProShares High Yield–Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade–Interest Rate Hedged, ProShares K-1 Free Crude Oil ETF, ProShares Large Cap Core Plus, ProShares Long Online/Short Stores ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology ETF, ProShares Nasdaq-100 Dorsey Wright Momentum ETF, ProShares Nasdaq-100 High Income ETF, ProShares On-Demand ETF, ProShares Online Retail ETF, ProShares Pet Care ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P 500® High Income ETF, ProShares Kensho Cleantech ETF, ProShares Kensho Smart Factories ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF, ProShares Smart Materials ETF, ProShares Supply Chain Logistics ETF, and ProShares S&P Technology Dividend Aristocrats ETF are each “matching” funds (each, a “Matching Fund”, and collectively, the “Matching Funds”).
ProShares Decline of the Retail Store ETF is a “Geared Fund” in the sense that it is designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of its underlying index (the “Daily Target”) for a single day, not for any other period. The Geared Fund is a “Short Fund” in the sense that it is designed to correspond to the inverse of the daily performance of its underlying index. A “single day” is measured from the time the Geared Fund calculates its net asset value (“NAV”) to the time of the Geared Fund’s next NAV calculation. The Geared Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
The return of the Geared Fund for periods longer than a day is the product of a series of daily leveraged returns for each trad ing day during that period. If you hold Geared Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. You should know that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
For periods longer than a day, you will lose money if the Index’s performance is flat. It is possible that you will lose money invested in the Geared Fund even if the value of the Index falls during that period. During periods of higher Index volatility, the Index volatility may affect your return as much or more than the return of the Index. Returns may move in the opposite direction of the Index during periods of higher Index volatility, low Index returns, or both. In addition, during periods of higher Index volatility, the Index volatility may affect your return as much or more than the return of the Index.
Investment in the Geared Fund involves risks that are different from and additional to the risks of investments in other types of funds. An investor in the Geared Fund could potentially lose the full value of their investment within a single day.
Each Fund’s investment objective is non-fundamental, meaning that it may be changed by the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”), without the approval of Fund investors. Each Matching Fund reserves the right to substitute a different index or benchmark for its current index or benchmark.
Principal Investment Strategies
Matching Funds
In seeking to achieve each Matching Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Fund’s underlying index. Each Matching Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
The Matching Funds may employ various other investment techniques that ProShare Advisors believes should, in the aggregate, simulate the movement of each Fund’s index. For the ProShares Nasdaq-100 High Income ETF and ProShares

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S&P 500® High Income ETF, the investment techniques employed by ProShare Advisors also look to provide for distributions similar in amount to the cash received by each Fund’s Index from dividend and call premium income. The ProShares Nasdaq-100 High Income ETF and ProShares S&P 500® High Income ETF do not sell or invest in covered call options. The investment techniques utilized to simulate the movement of each applicable index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs, while, at the same time, seeking to maintain high correlation with, and similar aggregate characteristics (e.g., with respect to equity funds, market capitalization and industry weightings) to, the index. For example, a Fund may invest in or gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to those of the index or otherwise benefit the Fund. Under certain circumstances, a Fund may invest in or obtain exposure to components not included in the index or overweight or underweight certain components of the index with the intent of obtaining exposure with aggregate characteristics similar to the index, including, as applicable, the general credit profile of the index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of a Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends. Each Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its index without regard to market conditions, trends, direction, or the financial condition of a particular issuer. In addition, for ProShares High Yield — Interest Rate Hedged and ProShares Investment Grade — Interest Rate Hedged, ProShare Advisors will rely solely on credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Financial Services, LLC (“S&P”) in seeking to match the general credit profile of its Index. To the extent the Fund is overweight in a security that is perceived by the markets to have increased credit risk, the Fund’s performance will be adversely affected. The Funds do not take temporary defensive positions.
Geared Fund
In seeking to achieve the Geared Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to correspond to the inverse (-1x) of the daily performance of the Fund’s underlying index. The Geared Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
The Geared Fund employs various investment techniques designed to achieve its investment objective. These tech niques may enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs to maintain a high correlation with, and similar aggregate characteristics (e.g., with respect to equity funds, market capitalization and industry weightings) to, the inverse of the index. For example, the Geared Fund may invest in or gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to those of the index. Under certain circumstances, the Geared Fund may invest in or obtain exposure to components not included in the index or overweight or underweight certain components of the index with the intent of obtaining exposure with aggregate characteristics similar to the index.
In managing the assets of the Geared Fund, ProShare Advisors does not invest the assets of the Geared Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends. The Geared Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its index without regard to market conditions, trends, direction, or the financial condition of a particular issuer. The Geared Fund does not take temporary defensive positions.
On a daily basis, the Geared Fund will seek to position its portfolio so that the Geared Fund’s investment exposure is consistent with its investment objective. In general, changes to the level of the Geared Fund’s index each day will determine whether such Fund’s portfolio needs to be repositioned. For example, if the Geared Fund’s index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Geared Fund’s short exposure will need to be decreased. Conversely, if the index has fallen on a given day, net assets of the Geared Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Geared Fund’s short exposure will need to be increased.
The time and manner in which the Geared Fund rebalances its portfolio may vary from day to day at the sole discretion of ProShare Advisors depending upon market conditions and other circumstances. If for any reason the Geared Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Geared Fund may have investment exposure to its underlying index that is significantly greater or less than its stated multiple. As a result, the Geared Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

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Understanding the Risks and Long-Term Performance of a Daily Objective Fund
The Geared Fund is designed to provide inverse (-1x) results on a daily basis. The Fund, however, is unlikely to provide a simple multiple (-1x) of an index’s performance over periods longer than a single day.
●Why? The hypothetical example below illustrates how daily Geared Fund returns can behave for periods longer than a single day.
○Take a hypothetical fund XYZ that seeks the inverse (-1x) of the daily investment results of index XYZ. On each day, fund XYZ performs in line with its objective (-1x the index’s daily investment results before fees and expenses). Notice that over the entire five-day period, the fund’s total return is less than the inverse of the period return of the index. For the five-day period, index XYZ returned 5.1% while fund XYZ returned -5.3% (versus -1 x 5.1% or -5.1%). In other scenarios, the return of a daily rebalanced fund could be greater or less than the inverse of the index’s return.
	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	-3.0%	$97.00
Day 2	99.9	-3.0%	3.0%	$99.92
Day 3	103.9	4.0%	-4.0%	$95.92
Day 4	101.3	-2.5%	2.5%	$98.32
Day 5	105.1	3.8%	-3.8%	$94.63
Total Return	5.1%			-5.3%
●Why does this happen? This effect is caused by compounding, which exists in all investments. The return of the Geared Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the inverse (-1x) of the return of the index for the same period. In general, during periods of higher index volatility, compounding will cause longer term results to be more or less than the multiple of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with higher index returns), fund returns over longer periods can be higher than the inverse (-1x) return of the daily performance of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index’s volatility; b) the index’s performance; c) period of time; d) financing rates associated with derivatives; e) other Fund expenses; and f) dividends or interest paid with respect to the securities in the index. The examples herein illustrate the impact of two principal factors — index volatility and index performance — on Fund performance. The significance of this effect is even greater for inverse (-1x) funds. Please see the SAI for additional details.
○The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods longer than a single day, the Geared Fund is likely to underperform or overperform (but not match) the inverse (-1x) of the return of the index for the same period. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the inverse (-1x) of the daily performance of an index, for a single day, not for any other period, including the impact of compounding on fund performance. Investors should consider actively monitoring and/or periodically rebalancing their portfolios (which will possibly trigger transaction costs and tax consequences) in light of their investment goals and risk tolerance. A one-year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as a single day (as measured from one day’s NAV to the next day’s NAV) and may also occur in periods shorter than a single day (when measured intraday as opposed to NAV to NAV). An investor in the Geared Fund could potentially lose the full value of their investment within a single day.
To isolate the impact of inverse exposure, these graphs assume: a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates of zero percent. If these were reflected, the Geared Fund’s performance would be lower than the performance returns shown. Each of the graphs also assumes a volatility rate of 32%,

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which is an approximation of the five-year historical volatility rate of the S&P Retail Select Industry Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 32%)

25%
0%
-25%
One Year index Return
Index Return 0.0%
-1X Fund Return -9.7%

The graph above shows a scenario where the index, which exhibits day to day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Short (-1x) Fund is down.
One-Year Simulation; Index Return 26%
(Annualized Index Volatility 32%)

75%
50%
25%
0%
-25%
-50%
One Year index Return
Index Return 26.0%
-1X Fund Return -28.4%

The graph above shows a scenario where the index, which exhibits day to day volatility, is up over the year, and the Short (-1x) Fund is down more than the inverse of the index.
One-Year Simulation; Index Return –26%
(Annualized Index Volatility 32%)

30%
20%
10%
0%
-10%
-20%
-30%
One Year index Return
Index Return -26.0%
-1X Fund Return 22.0%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, and the Short (-1x) Fund is up less than the inverse of the index.
The S&P Retail Select Industry Total Return Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 32%.
For additional details about fund performance over periods longer than a single day in the Geared Fund, please see the SAI.
●What it means for you. The daily objective of the Geared Fund, if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets, can be a useful tool for investors who want to manage their exposure to various markets and market segments. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark (such as the inverse (-1x) of the daily performance of an index), for a single day, not for any other period.
Additionally, investors should recognize that the degree of volatility of the Geared Fund’s index can have a dramatic effect on the Fund’s longer-term performance. The more volatile an index is, the more the Fund’s longer-term performance will negatively deviate from the inverse (-1x) of its index’s longer-term return. The return of the Fund for a period longer than a single day is the result of its return for

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each day compounded over the period and usually will differ in amount, and possibly even direction, from the inverse (-1x) of the return of the index for the same period. For periods longer than a single day, the Fund will lose money if its index’s performance is flat over time, and it is possible that the Fund will lose money over time regardless of the performance of its index. An investor in the Fund could potentially lose the full value of their investment within a single day.
Additional Information Regarding Principal Risks
Like all investments, investing in a Fund entails risks. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which a Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on a Fund’s returns and consequently the value of an investment in a Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.
Some of the risks described below apply to all Funds, while others are specific to the investment strategies of certain Funds. Please see “Principal Investment Risks” in each Fund’s Summary Prospectus for more detail about the principal risks applicable to each Fund. The Statement of Additional Information (“SAI”) contains additional information about each Fund, investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
While the realization of certain of these risks may benefit the Geared Fund because the Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of its index, such occurrences may introduce more volatility to the Fund, which could have a significant negative impact on Fund performance.
●Monthly Distribution Risk – A Fund seeks to make distributions each month of an amount that reflects the dividend and call premium income earned by the Index’s daily covered call strategy (net of Fund expenses). However, there is no guarantee that the Fund will make such distributions and the amount of such distributions, if any, may vary significantly from month to month.
In addition, the Fund intends to make monthly distributions that generally reflect the dividend and call premium income without regard to market conditions. During periods when the value of the long component of the Index is falling, it is possible for the Fund to suffer substantial investment losses and simultaneously experience a significant reduction in assets due to the monthly distribution.
As a result of its monthly distributions and the investment strategy of the Fund, some or all of such distributions may be characterized as a return of capital for financial reporting and tax purposes. A return of capital is the portion of the distribution representing the return of your investment in the Fund. For financial reporting purposes, the portion of a distribution that exceeds the Fund’s investment earnings as determined under general accounting methods may be characterized as return of capital. More information about the source of the Fund’s distributions will be available in the Trust’s first report to shareholders that includes the Fund.
A tax return of capital results when a fund distributes more than its taxable income under tax accounting methods. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares. A return of capital results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
●Derivatives Risk — A Fund may obtain exposure through derivatives (including investing in: swap agreements; futures contracts; options on futures contracts, securities, and indexes; forward contracts; and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities contained in a Fund’s index). The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

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In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index or a similar index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of the ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which a Fund and its subsidiary are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect the Fund and its shareholders. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its subsidiary.
●Counterparty Risk — A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions. A Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, a Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to a cleared swap agreement and/or exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In certain cases with respect to cleared swaps, the FCM may also transfer any excess initial margin posted by a Fund to the clearing house. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the excess initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the FCM has to the clearing house.
In addition, a Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event

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the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Fund of a counterparty who is subject to such proceedings in the European Union or United Kingdom (sometimes referred to as a “bail in”).
Moreover, with respect to the use of swap agreements, although the term of the agreement may be for a specified period ranging from a day to more than one year, either party may generally terminate the agreement without penalty prior to the termination. As a result, if the underlying reference asset has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
●Correlation Risk for Matching Funds — A number of factors may affect a Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.
Factors that may adversely affect a Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which a Fund invests. A Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, a Fund may invest in securities not included in the Index. A Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underex posed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may not be open on the same day as a Fund, which may cause a difference between the performance of the Fund and the performance of the Index on such day. Any of these factors could decrease correlation between the performance of a Fund and the Index and may hinder a Fund’s ability to meet its investment objective.
●Correlation Risk for the Geared Fund — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the Daily Target.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index and may expose the Fund to greater leverage risk. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index is volatile, particularly when the Index is volatile at or near the close of the trading day.
●Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.
○Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to

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respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.
○Small- and Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. A Fund will allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on a Fund, and if securities of the particular industry or group of industries fall out of favor, a Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
●Communication Services Industry Risk — The risk of investments in the industry include: the potential obsolescence of products and services due to increasing competition from the innovation of competitors; increased research and development costs and capital requirements to formulate new products and services that utilize new technology; pricing new and existing products to match or beat industry competitors, shifting demographics and changes to consumer taste, which can negatively impact profitability; and regulation by the Federal Communications Commission and various state regulatory authorities. Companies in the communication services industry may be more susceptible to cybersecurity issues than companies in other industries, including hacking, theft of proprietary or consumer information, and disruptions in service.
●Consumer Discretionary Industry Risk — The risks of investments in the industry include: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.
●Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
●Energy Industry Risk — The risks of investments in the industry include: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; and risk for environmental damage claims. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly.
●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials industry. The impact of more stringent capital requirements, recent or future regulation on any individual

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financial company or recent or future regulation on the financials industry as a whole cannot be predicted.
●Health Care Industry Risk — The risks of investments in the industry include: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel.
●Industrials Industry Risk — The risks of investments in the industry include: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.
●Infrastructure Industry Risk — Companies in the infrastructure industry may be subject to a variety of risks, including: high interest costs in connection with capital construction programs; high degrees of leverage; economic slowdowns; surplus capacity; difficulty in raising capital; costs associated with changes in government regulations or policies; adverse changes in tax laws; increased competition from other service providers; evolving technological developments; environmental problems; labor relations tensions; and corruption in publicly funded projects.
●Internet Companies Risk — Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
●Information Technology Industry Risk — Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole.
●Materials Industry Risk — The risks of investments in the industry include: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations.
●Online Retail Companies Risk — Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of a Fund.
●Pet Care Industry Risk — The pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care

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industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub-divisions of, large corporate entities.
●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
●Semiconductors and Semiconductor Equipment Industry Risk — The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.
●Software and Services Industry Risk — The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
●Technology Industry Risk — Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may experience intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●Technology Hardware and Equipment Industry Risk — The risks of investments in the industry include: effects from industry competition, evolving industry standards and obsolescence of products; government regulation; changes in costs of components and ability to attract and maintain skilled employees; and dependence on intellectual property rights. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. The technology hardware and equipment industry may also be affected by risks that affect the broader information technology industry.
●Utilities Industry Risk — The risks of investments in the industry include: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; and the fact that deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and create greater competition, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
●Risks Specific to the Crude Oil Markets — Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by a Fund, including, but not limited to:

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○Significant increases or decreases in the available supply of crude oil due to natural or technological factors. Natural factors would include depletion of known cost-effective sources for crude oil or the impact of severe weather on the ability to produce or distribute crude oil. Technological factors would include increases in availability created by new or improved extraction, refining and processing equipment and methods or decreases caused by failure or unavailability of major refining and processing equipment (for example, shutting down or constructing oil refineries).
○A significant change in the attitude of speculators and investors towards crude oil. Should the speculative community take a negative or positive view towards crude oil, it could cause a change in world prices of crude oil, which could have a corresponding positive or negative impact on the price of a Fund’s shares.
○Large purchases or sales of crude oil by the official sector. Governments and large institutions have large commodities holdings or may establish major commodities positions. For example, nations with centralized or nationalized oil production and organizations such as the Organization of Petroleum Exporting Countries control large physical quantities of crude oil. If one or more of these institutions decides to buy or sell crude oil in amounts large enough to cause a change in world prices, the price of a Fund’s shares will be affected.
○Political factors such as imposition of regulations or entry into trade treaties, as well as political disruptions caused by societal breakdown, insurrection and/or war may greatly influence crude oil supply and prices.
○A significant increase or decrease in crude oil hedging activity by crude oil producers. Should there be an increase or decrease in the level of hedge activity of crude oil producing companies, countries and/or organizations, it could cause a change in world prices of crude oil, causing the price of a Fund’s shares to be affected.
●Debt Instrument Risk — Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the prices of outstanding debt instruments fall when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a Fund may be required to reinvest the proceeds received at lower interest rates. Callable bonds may also have lower sensitivity to interest rate declines than non-callable bonds or Treasury Securities. Such factors may cause the value of an investment in the Fund to change. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day. Debt instruments in the Index may underperform other debt instruments that track other markets, segments and sectors.
●Foreign Investments Risk — Certain factors related to investment in securities of foreign issuers or other investments that provide a Fund with exposure to foreign issuers (collectively, “foreign investments”) may prevent a Fund from achieving its goals. These factors may include the effects of: (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies, even if a Fund attempts to hedge against its currency exposure; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; (viii) changes in the denomination currency of a foreign investment, (ix) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country; (x) less publicly available information about foreign issuers; and (xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies.
In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, a Fund’s ability to obtain exposure to those foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.
A Fund’s performance also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are not generally subject to uniform

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accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent a Fund’s assets are exposed to contractual and other legal obligations in a foreign country, (e.g., swap agreements with foreign counterparties), these factors may affect the Fund’s ability to achieve its investment objective. A Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case for U.S. securities. These factors include the effect of: (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; (iv) issues related to multi-national currency arrangements; and (v) increased correlation between the value of foreign investments and changes in the commodities markets.
●Special Considerations About Emerging Market Countries — Because foreign investments of a Fund may include issuers domiciled in developing or “emerging market” countries, the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political or social instability may adversely affect the value of emerging market securities more acutely than securities tied to developed foreign market countries. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging market countries are considered speculative.
○Political and Social Risk — Some governments in emerging markets countries are authoritarian in nature or have been installed or removed as a result of military coups, and some governments have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in sudden and significant investment losses. Also, investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested by certain emerging market countries.
○Economic Risk — Some emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, while others have experienced economic recessions causing a negative effect on the economies and securities markets of such emerging countries. Further, economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates.
○Market Risk – Some emerging market countries may have inefficient and underdeveloped financial markets and therefore may lack the infrastructure necessary to attract large amounts of foreign trade and investment. As a result, emerging market issuers may have limited access to reliable sources of capital. Inefficient markets combined with less sophisticated regulatory oversight may also mean that securities traded in emerging markets are more susceptible to market manipulation by other market participants. Furthermore, legal principles relating to standards of corporate governance and directors’ fiduciary duties may differ from and/or not be as extensive or protective as those that apply in the U.S.
●Geographic Concentration Risk — Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations or other declines in the value of their currency could occur in foreign countries that have not yet experienced currency devaluation or declines to date, or could continue to occur in foreign countries that have already experienced such devaluations or declines. As a result, funds that focus their investments in companies economically tied to a particular foreign geographic region or country may be more volatile than a more geographically diversified fund.
●Australia Investments Risk – Investments in securities of issuers in Australia countries involve risks that are specific to

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Australia, including certain legal, regulatory, political and economic risks. The Australian economy is heavily dependent on exports from the certain commodity markets, including energy and mining sectors, and is vulnerable to price changes in commodity markets. In addition, Australia is dependent on the economies of their key trading partners, including the United States, China, Japan, South Korea, New Zealand, among others. Disruptions in any of these economies may cause an adverse impact on the Australian economy.
●Canadian Investments Risk — Investments in securities of issuers in Canada include risks such as, but are not limited to, regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. Any changes in the volume of this trading, in taxes or tariffs, or in political relationships between nations may adversely affect the Canadian economy and, as a result, the Fund’s investments. Political developments including the renegotiation of NAFTA in the form of the USMCA, which replaced NAFTA on July 1, 2020, could have an adverse impact on the Canadian economy. Canada is also a large supplier of natural resources such as oil, natural gas, timber, and agricultural products. As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.
●Chinese Investments Risk — Investments in securities of issuers in China (including variable interest entities (“VIEs”) associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Investments in issuers in China may include investments through legal structures known as VIEs. In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as a Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.
Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, a Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.
It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they

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would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of a Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
●European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries (including the United Kingdom) have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that a Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The military incursion has led to, and may lead to additional sanctions being levied by the United States, European Union, United Kingdom and other countries against Russia. Russia’s military incursion and the resulting sanctions and other rapidly evolving measures in response could adversely affect global energy and financial markets and thus could affect the value of a Fund’s investments. The severity, extent and duration of the military conflict, sanctions and resulting market disruptions are impossible to predict, but could have a material adverse effect on the European region and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund’s performance and the value of an investment in a Fund.
●German Investments Risk — Investments in securities of issuers in Germany include risks such as, but not limited to, legal, regulatory, political, currency, security, and economic risks specific to Germany. Recently, new concerns have emerged in relation to the economic health of the European Union (the “EU”), which have led to downward pressure on the earnings of certain financial institutions, including German financial services companies. Germany has an industrial and export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the United Kingdom, France, Italy and other European countries. Germany is dependent on the economies of these other countries, and a decline in the price or demand for German exports may have an adverse impact on its economy.
●Indian Investments Risk — Investments in securities of issuers in India include risks such as, but not limited to, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India is also located in a part of the world that has historically been prone to natural disasters, such as earthquakes and tsunamis. Any such natural disaster could cause a significant impact on the Indian economy. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, and the Indian government has confronted separatist movements in several Indian states. India has experienced acts of terrorism that has targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indian economy.
●Japanese Investments Risk — Investments in Japan are subject to risks including, but not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; (iv) risks associated with an increasingly aging and declining population that is likely to strain Japan’s social welfare and pension systems; and (v) relatively high unemployment. Since the year 2000, Japan’s economic growth rate has remained relatively low. As an island nation, Japan has limited natural resources and land area, and the Japanese economy is heavily dependent on international trade and reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets may negatively impact the Japanese economy. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social instability in such countries, could have a negative impact on Japan. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and

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global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy.
● Swiss Investments Risk — Investments in securities of issuers in Switzerland may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.
●South Korea Investments Risk – Investments in securities of issuers in South Korea involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. The South Korean economy is highly dependent on trade and economic conditions in other countries can impact this economy. In addition, economic and political developments of South Korea’s neighbors or potential hostilities with North Korea may have an adverse effect on the South Korean economy.
●United Kingdom Investments Risk — The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom left the European Union (referred to as “Brexit”) and on this date the United Kingdom entered a transition period that ended on December 31, 2020. During this time, the United Kingdom negotiated its future relationship with the European Union. Following the transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020 and went into effect January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the European Union as the United Kingdom previously maintained as a member of the European Union and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the United Kingdom determines which European Union laws to replace or replicate.
The United Kingdom is experiencing rapid increases in inflation and the cost of living, termed by many as a “cost of living crisis” (the cost of living in the United Kingdom having risen at its fastest rate in 30 years) which could lead to further economic stress as consumers reduce their household expenditure leading to a negative impact on businesses (in particular those in the retail and service sectors). The United Kingdom is in a rising interest rate environment (in part to curb inflationary rises) and such rises in interest rates are likely to be passed on to consumers leading to an increase in their cost of debt as well as further discouraging expenditure. The United Kingdom bond and currency markets experienced turmoil following the government’s announcement of its “mini-budget” on September 23, 2022, including tax cuts and a cap on energy prices (much of which was subsequently retracted).
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of a Fund. Money market instruments may include money market funds. To the extent a Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Inflation Risk — Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
●Market Price Variance Risk — Individual shares of a Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of a Fund, which may also cause NAV and market price to vary significantly. The market price of a Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade

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above, below or at a price equal to the value of a Fund’s holdings. Differences between secondary market prices and the value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by a Fund at a particular time. In addition, there may be times when the market price and the NAV of a Fund’s shares vary significantly, such as during periods of market volatility. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of a Fund’s holdings when they sell those shares.
A Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with a Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of a Fund’s portfolio holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of a Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that a shareholder most wants to sell their shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. For ProShares High Yield-Interest Rate Hedged and ProShares Investment Grade — Interest Rate Hedged, because of the nature of the relevant fixed income and credit markets, shares may typically trade at a larger premium or discount to the value of a Fund’s holdings should than shares of many other ETFs.
●Risks Relating to Investing in Business Development Companies (BDCs) — BDCs are special investment vehicles designed to facilitate capital formation for small and middle-market companies. BDCs are closed-end investment companies subject to the 1940 Act; however, BDCs are exempt from many of the regulatory constraints imposed by the 1940 Act. A BDC is a domestic company that (1) operates for the purpose of making investments in certain securities and, with limited exceptions, makes available “significant managerial assistance” with respect to the issuers of such securities, and (2) has elected business development company status. As a general matter, a BDC must maintain at least 70% of its investments in certain types of eligible portfolio companies that do not have securities listed on a national securities exchange or that have less than $250 million in aggregate market value. The Fund is subject to risks faced by BDCs, including: increasing competition for limited BDC investment opportunities; potential uncertainty as to the value of a BDC’s private investments; risks associated with leverage; and reliance on a BDC’s managerial acumen. In addition, significant portion of the Index is composed of BDCs or other investment companies. The Fund may not acquire greater than three percent (3%) of the total outstanding shares of such companies. As a result, the Fund’s ability to purchase certain of the securities in the Index in the proportions represented in the Index could be inhibited. In these circumstances, the Fund may be required to use sampling techniques, which could increase “Correlation Risk”, as described above.
●Restricted Securities Risk — Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. At times, such securities cannot be readily bought or sold and the Fund might be unable to acquire or dispose of such securities promptly or at reasonable prices, which may result in a loss to the Fund. A restricted security that was liquid at the time of purchase may subsequently become illiquid. An Authorized Participant that is not a “Qualified Institutional Buyer” as defined in Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.
●Short Sale Exposure Risk — A Fund may seek inverse or “short” exposure through financial instruments, which would

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cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities or financial instruments or credits underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse or inverse leveraged exposure through financial instruments, or requiring the Fund to seek inverse or inverse leveraged exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities or financial instruments or credits underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, a Fund may be unable to meet its investment objective (e.g., due to a lack of available securities or financial instruments or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse and/or inverse leveraged exposure may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying a Fund’s short positions will negatively impact the Fund.
●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
●U.S. Treasury Markets — U.S. Treasury markets can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. These factors may also lead to increased volatility and reduced liquidity in the fixed-income markets. Further, fixed income securities in the
Index may underperform other fixed income investments. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Any credit event may also adversely affect the financial markets.
Unlike conventional bonds, the principal or interest of inflation-linked securities, such as TIPS, is adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund, such as market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers. The SAI contains additional information about each Fund, its investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of a Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV,

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cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While a Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to ProShare Advisors or a Fund.
●Risk of Global Economic Shock — Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disrup tions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
●Risks of Government Regulation —The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
●Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of each Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, each Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, each Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the

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value of each Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of each Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on each Fund’s performance, resulting in losses to your investment.
●Operational Risk — A Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect a Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While a Fund seeks to minimize such events through controls and oversight, there may still be failures and a Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on a Fund’s returns.
●Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
●Cash Purchases and Redemption Risk — To the extent the Fund effects creations and redemptions in cash rather than in-kind, the Fund may incur certain costs, including transaction costs. The Fund may impose a transaction fee on Authorized Participants in connection with cash purchases and redemptions, however, the transaction fee may not be sufficient to fully offset the related costs. Additionally, cash purchases and redemptions may cause the Fund to recognize taxable gains or losses at disadvantageous times.
●Securities Lending Risk — A Fund may engage in securities lending. Securities lending involves the risk, as with other extensions of credit, that the Fund may lose money because (a) the borrower of the loaned securities fails to return the securities in a timely manner or at all or (b) it loses its rights in the collateral should the borrower fail financially. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In determining whether to lend securities, ProShare Advisors or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
●Trading Risks — The shares of each Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of a Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of a Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares of a Fund will trade with any volume, or at all, on any stock exchange or other venue.
●Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures approved by the Board of Trustees of a Fund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio investment for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio investment is sold at a discount to its established value.
Additional Securities, Instruments and Strategies
This section describes additional securities, instruments and strategies that may be utilized by a Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies in the Fund’s Summary Prospectus. Additional Information about the types of investments that a Fund may make is set forth in the SAI.
In certain circumstances, a Fund may gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to the index. In addition, a Fund may overweight or underweight certain components contained in its underlying index,

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or invest in investments not contained in the index but that are designed to provide the requisite exposure to the index.
●Debt Securities are fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities.
○Corporate Debt Securities are debt instruments issued by a corporation that represent the obligation of the corporation to repay a loan face amount with interest within a set period of time. These securities may be of any credit quality and may include junk bonds and securities that are not rated by any rating agency.
○Foreign-Currency Denominated Bonds are debt securities that are issued in non-US currencies.
○Other Foreign Debt Securities may include the debt of sovereigns and/or sub-sovereigns of other foreign countries, or the debt of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.
○U.S. Government Securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
●Depositary Receipts include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
○ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
○GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
●Derivatives are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including ETFs), interest rates or indexes. A Fund may invest in derivatives as a substitute for directly investing in or shorting stocks, debt or other assets in order to gain exposure or inverse exposure to an index. These derivatives may include:
○Swap Agreements — Contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

In addition, certain Funds may use a combination of swaps on an underlying index and swaps on an ETF (an “Underlying ETF”) that is designed to track the performance of that index or similar index. The performance of an Underlying ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent one of these Funds invests in swaps that use an Underlying ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between such Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent a Fund from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives may also have the effect of lowering a Fund’s return.
○Futures Contracts — Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for a cash settlement. The contractual obligations of a buyer or seller holding a futures contract to expiration may generally be satisfied by taking or making physical delivery of the underlying reference asset or settling in cash as designated in the contract specifications. Alternatively, futures contracts may be closed out prior to expiration by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. Once this date is reached, the futures contract “expires.” As

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the futures contracts held by a Fund near expiration, they are generally closed out and replaced by contracts with a later expiration. This process is referred to as “rolling.” A Fund would not intend to take physical delivery of any reference assets underlying a futures contract, but instead “roll” any positions.

When the market for these contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures prices for longer expiration futures contracts is often referred to as “contango.” Alternatively, when the market for these contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices of shorter expiration futures contracts is referred to as “backwardation.”

There have been extended periods in which contango or backwardation has existed in the futures contract markets for various types of futures contracts, and such periods can be expected to occur in the future. The presence of contango in certain commodity futures contracts at the time of rolling would be expected to adversely affect long positions held by a Fund and positively affect short positions held by a Fund. Similarly, the presence of backwardation in certain commodity futures contracts at the time of rolling such contracts would be expected to adversely affect short positions held by a Fund and positively affect long positions held by a Fund.
○Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
Obtaining investment exposure through derivatives may be considered aggressive. When derivatives are used, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities of an index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. These include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the price of the reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
●Other Investment Companies — A Fund may invest in the securities of other investment companies, including exchange-traded funds (ETFs), to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (“1940 Act”). If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
○Exchange-Traded Funds (ETFs) — A Fund may invest in shares of other ETFs, which are registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.
○Affiliated Funds — A Fund investing in an affiliated fund or ETF subjects ProShare Advisors to potential conflicts of interest; for example, because certain funds pay higher fees to ProShare Advisors than other funds, ProShare Advisors could be incentivized to allocate the Fund’s assets to a fund that pays higher fees. Additionally, if an affiliated fund or ETF holds interests in another affiliated fund or ETF, the Fund may be prohibited from purchasing shares of that affiliated Fund or ETF, which may increase correlation risk.
●Money Market Instruments are short-term debt instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments may include U.S. government securities, securities issued by governments of other developed countries and repurchase agreements.
○U.S. Treasury Bills are U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Securities Lending — A Fund may lend securities to brokers, dealers and financial organizations under guidelines adopted by the Board. A Fund may loan up to one-third of

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the value of the Fund’s total assets (including the value of any collateral received). Each loan may be secured by collateral in the form of cash, Money Market Instruments or U.S. Government securities.
ProShares K-1 Free Crude Oil
●Reverse Repurchase Agreements – The Fund may borrow for investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Reverse repurchase agreements do not mitigate the Fund’s risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund may enter into both exchange traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from a Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the Exchange is closed other than customary weekend and holiday closings; (2) trading on Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of a Fund; and (5) for up to 14 calendar days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.
A Precautionary Note Regarding Regulation of Derivatives — Current global regulation of and future regulatory changes with respect to derivatives regulations may alter, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
The derivatives markets are subject to comprehensive statutes, and regulations, including margin requirements. In addition, certain regulators including the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, in respect of the futures markets, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of derivative transactions (including swaps and futures transactions) is an

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evolving area of law and is subject to modification by government and judicial action. The full impact of derivatives regulations on a Fund is difficult to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) made broad changes to the OTC derivatives market and granted significant authority to regulators, including the SEC and CFTC to regulate OTC derivatives and market participants. The European Union, the United Kingdom, and some other countries have implemented and continue to implement similar requirements that will affect a Fund when it enters into derivatives transactions with a counterparty organized in those jurisdictions or otherwise subject to applicable derivatives regulations. Global derivatives regulations include clearing, trade execution, margin and reporting requirements.
In addition, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and eliminates the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule.
Regulations can, among other things, adversely affect the value of the investments held by a Fund, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is also unclear how regulatory changes will affect counterparty risk. In particular, position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in a manner that efficiently meets its investment objective, and requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. Because these requirements are evolving, their ultimate impact remains unclear.
Additional Information on Underlying Indexes
The Funds operate pursuant to licensing agreements for the use of the indexes. Market capitalizations for such indexes that appear in the Summary Prospectuses have been compiled by ProShare Advisors using third party sources. The brief description of the index provided in the Summary Prospectus for certain Funds is supplemented below:
ProShares DJ Brookfield Global Infrastructure ETF:
The Dow Jones Brookfield Global Infrastructure Composite Index, constructed and maintained by S&P Dow Jones Indi ces LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows. The Index includes Master Limited Partnerships (“MLPs”) in addition to other equity securities.
To be included in the Index, companies must meet the following requirements:
●Minimum float-adjusted market capitalization of US$ 500 million.
●Minimum three-month average daily trading volume of US$ 1 million.
○Listed in a developed market country. Companies domiciled in emerging market countries and listed on a developed market exchange are eligible.
●More than 70% of cash flows derived from the following infrastructure assets:
○Airports: Development, ownership, lease, concession, or management of an airport and related facilities.
○Toll Roads: Development, ownership, lease, concession, or management of a toll road and related facilities.
○Ports: Development, ownership, lease, concession, or management of a seaport and related facilities.
○Communications: Development, lease, concession, or management of broadcast/mobile towers, satellites, fiber optic/copper cable.
Excludes telecom services.
○Electricity Transmission & Distribution: Development, ownership, lease, concession, or management of electricity transmission and distribution assets.
Excludes generation, exploration, and production of energy products.
○Oil & Gas Storage & Transportation: Development, ownership, lease, concession, or management of oil and gas (and other bulk liquid products) fixed transportation or storage assets and related midstream energy services.
○Water: Development, lease, concession or management of water-related infrastructure, including water distribution, waste-water management, and purification/desalination.
○Diversified: Multiples sources of above or investment fund with a primary focus towards infrastructure investments.
Index weights are based on a modified free-float adjusted market capitalization methodology. Individual stock weights are capped at 10%, country weights are capped at 50%, industry weights are capped at 50% and MLPs are capped at 25% of the Index.

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The Index is reconstituted and rebalanced quarterly in March, June, September and December. The Index is published under the Bloomberg ticker symbol “DJBGICUT.”
As of June 30, 2023, securities listed in the following countries (regardless of domicile) are eligible for inclusion in the Index: Australia, Belgium, Brazil, Canada, China, France, Germany, Hong Kong, Italy, Japan, Luxembourg, Mexico, Netherlands, New Zealand, Singapore, Spain, Switzerland, the United Kingdom and the United States.
ProShares Global Listed Private Equity ETF:
The LPX Direct Listed Private Equity Index, published by LPX AG (“LPX”), consists of up to 30 qualifying listed private equity companies taken from a database of all listed private equity companies listed worldwide, to the extent known to LPX. To be eligible for inclusion in the database, the predominant business purpose of a company must be private equity. This means that the private equity portion of the company’s business must represent more than 50% of the total assets of the company. The “private equity portion” includes direct and indirect private equity investments, the value of the company’s private equity fund management business, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments.
A listed private equity company is an eligible candidate for the Index only if the private equity portion of its business, excluding the indirect private equity investments and excluding the valuation of the private equity fund management business, represents more than 80% of the total assets of the company. LPX considers direct private equity investments to be direct investments noted on the balance sheet of the listed private equity company in the equity, mezzanine or debt facility of an underlying private company or investments in limited partnerships managed by the management portion of the listed private equity company. Candidates for the Index will have a majority of its assets invested in or exposed to private companies or have a stated intention to have a majority of its assets invested in or exposed to private companies. At times, the Index (and, accordingly, the Fund) may include private equity companies whose assets may consist largely of cash or cash equivalents. This may occur, for example, when a private equity company divests itself of its investments in a portfolio company or companies (e.g., after a portfolio company’s IPO, merger, or recapitalization) in exchange for cash or cash equivalents, and may continue until the private equity company identifies a new portfolio company investment or investments to make.
The Index components are then further screened based on an annual liquidity analysis based on: (a) bid/ask spreads; (b) average market capitalization; (c) average trading volume relative to market capitalization; and (d) trade continuity (or the length of time between executed trades in the stock). Index weights are based on a capped float-adjusted, modified market capitalization methodology. A “capped” index is one that limits the weight of any single security within the index, in this case designed to generally ensure compliance with the diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (e.g., no greater than 25% of the Index is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer). A “float adjusted” index adjusts an issuer’s weight in the index based on the number of shares available for purchase on an open market that are outstanding multiplied by the issuer’s share price. A “modified market capitalization methodology” indicates that the index is not using the standard market capitalization weightings that adjusts an issuer’s weight in an index based on the number of shares outstanding multiplied by the issuer’s share price.
The Index is reconstituted and rebalanced quarterly (in January, April, July and October).
ProShares Hedge Replication ETF:
ProShares Hedge Replication ETF has entered into a licensing agreement for the use of the Merrill Lynch Factor Model — Exchange Series (the “Benchmark”). ProShares Hedge Replication ETF seeks investment results, before fees and expenses, that track the performance of the Benchmark, which is a model established by Merrill Lynch International. The Benchmark seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the “HFRI”). The HFRI is designed to reflect hedge fund industry performance through construction of an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a systematic regression model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors (“Factors”). The Benchmark does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI.
The Factors that comprise the Benchmark are the: (1) S&P 500® Total Return Index; (2) the MSCI EAFE US Dollar Net Total Return Index; (3) the MSCI Emerging Markets US Dollar Net Total Return Index (“MSCI Emerging Markets”); (4) the Russell 2000 Total Return Index (“Russell 2000”); (5) three-month U.S. Treasury Bills; and (6) the ProShares UltraShort Euro ETF. Each of the Factors is weighted monthly from +100% to -100% (with the exception of the MSCI Emerging Markets, which is weighted between +100% and 0%, three-month U.S. Treasury Bills, which may be weighted between +200% and 0%, and the Russell 2000, which is weighted between +100% and -30%). For each monthly rebalancing, the systematic regression analysis seeks to determine which direction (i.e., long or short/flat) and weighting for each of the Factors over the previous 24 month period (ending on the month for which the most recent closing level of the HFRI is available) would have produced the highest correlation with the HFRI. The Factors are then weighted according to the results of the analysis. In no case will the sum of the factor

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weights (excluding three month U.S. Treasury Bills) be greater than +100% or less than -100%.
The Benchmark is published under the Bloomberg ticker symbol “MLEIFCTX.”
ProShares High Yield — Interest Rated Hedged:
The FTSE High Yield (Treasury Rate-Hedged) Index, published by the London Stock Exchange, is comprised of (a) USD-denominated high yield corporate bonds (high yield bonds) and (b) short exposure to U.S. Treasury notes or bonds (Treasury Securities) of, in the aggregate, approximate equivalent duration to the high yield bonds. In entering these positions, the Index seeks to achieve an overall effective duration of zero.
By taking the short positions, the Index seeks to mitigate the potential negative impact of rising Treasury interest rates (“interest rates”) on the performance of high yield bonds (conversely, limiting the potential positive impact of falling interest rates). The short positions are not intended to mitigate other factors influencing the price of high yield bonds, such as credit risk, which may have a greater impact than rising or falling interest rates. Such other factors often impact high yield bond prices in an opposite way than interest rates, making it difficult to directly observe the impact of changes in interest rates on high yield bonds.
Relative to a long-only investment in the same high yield bonds, the Index should outperform in a rising interest rate environment and underperform in a falling or static interest rate environment. Performance of the Index could be particularly poor in risk-averse, flight-to-quality environments when it is common for high yield bonds to decline in value and for interest rates to fall. In addition, the performance of the Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the high yield bond positions. These factors may be as or more important to the performance of the Index than the impact of interest rates. As such, there is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates. The Index may be more volatile than a long-only position in the same high yield bonds.
The long high yield bond positions included in the Index are designed to represent the more liquid universe of high yield bonds offered within the United States. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody’s Investors Service, Inc. and Standard and Poor’s Financial Services, LLC; and have a minimum of $1 billion of face amount outstanding and must have been issued within the past five years. All eligible issues must have at least one year until maturity. Pay-in-kind (which allow the issuer the option of paying bondholders interest in additional securities or cash) bonds are excluded. No more than two issues from each issuer are allowed. In the event that an issuer has more than two issues that would be eligible for inclusion, the largest two issues by face value will be included. If there are multiple issues with the same face value outstanding, the most recently issued issues will be included. The Index is market value weighted with a two percent (2%) issuer cap. Index reconstitutions occur monthly — any bonds not meeting the stated criteria are deleted, any additional bonds meeting the criteria are added.
The short portion of the Index is composed of the two-, five- and ten-year Treasury notes that represent the current cheapest to deliver bond underlying the relevant two-, five- and ten-year futures contract; the allocation to the short positions is determined monthly and is designed to create a position that has an equal sensitivity to duration as the long high yield bond position.
ProShares Investment Grade — Interest Rated Hedged:
The FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index, published by the London Stock Exchange, is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short exposure to U.S. Treasury notes or bonds (Treasury Securities) of, in the aggregate, approximate equivalent duration to the investment grade bonds. In entering these positions, the Index seeks to achieve an overall effective duration of zero.
By taking short Treasury Security positions (of an aggregate dollar value not exceeding the aggregate dollar value of the Fund’s assets), the Index seeks to mitigate the potential negative impact of rising Treasury interest rates (interest rates) on the performance of investment grade bonds (conversely, limiting the potential positive impact of falling interest rates). The short positions are not intended to mitigate other factors influencing the price of investment grade bonds, such as credit risk, which may have a greater impact than rising or falling interest rates. Such other factors may impact investment grade bond prices in an opposite way than interest rates, making it difficult to directly observe the impact of changes in interest rates on investment grade bonds.
Relative to a long-only investment in the same investment grade bonds, the Index should outperform in a rising interest rate environment and underperform in a falling or static interest rate environment. Performance of the Index could be particularly poor if investment grade credit deteriorates at the same time that interest rates fall. In addition, the performance of the Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the investment grade bond positions. These factors may be as or more important to the performance of the Index than the impact of interest rates. As such, there is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates in which the short positions might be expected to mitigate the effect of such rises. The Index may be more volatile than a long-only position in

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the same investment grade bonds. The long investment grade bond positions included in the Index are designed to represent the more liquid universe of investment grade bonds offered within the United States. Currently, the bonds eligible for inclusion in the Index include investment grade bonds that are issued by U.S. and foreign domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by either Moody’s Investors Service, Inc. or Standard and Poor’s Financial Services, LLC; and are subject to minimum issue outstanding; and minimum time to maturity. Eligible bonds will also be screened for liquidity based on a minimum face amount outstanding of $1 billion. The Index is market value weighted and caps the weight of any particular issuer at 3% of the Index. Index reconstitutions occur monthly — any bonds not meeting the stated criteria are deleted, any additional bonds meeting the criteria are added.
The short portion of the index is composed of a series of Treasury Securities that represent the current and least expensive to deliver bond underlying the relevant Treasury futures contract; the allocation to the short positions is determined monthly and is designed to create a position that has an equal sensitivity to duration as the long investment grade bond position.
ProShares Large Cap Core Plus:
The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies (the “Universe”) by applying a rules-based ranking and weighting methodology detailed below. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe.
Reconstitution of the index occurs on the third Friday of each month and begins by identifying the universe of stocks for potential selection into the index. Using a quantitative analysis, an expected alpha score (or rank) is assigned to each stock in the Universe. Expected alpha is a forecast of a stock’s risk-adjusted return. The expected alpha score is derived using 50 factors that capture key company information, including fundamental data from financial statements, consensus earnings forecasts, market pricing and volume data. These 50 factors are grouped into ten equal-weighted factor composites in the following categories: 1) Traditional Value; 2) Relative Value; 3) Historical Growth; 4) Expected Growth; 5) Profit Trends; 6) Accelerating Sales; 7) Earnings Momentum; 8) Price Momentum; 9) Price Reversal; and 10) Small Size. Each stock in the Universe is scored on each of the 10 composite factors, and these scores are then combined to generate a single, overall expected alpha score.
Once an expected alpha score is derived for each stock in the Universe, an optimized long/short index portfolio is generated based on these scores, with its long and short positions set at 130% and 30%, respectively. The primary goal of the optimization process is to maximize the index portfolio’s potential estimated return while maintaining risk characteristics similar to the Universe. Between reconstitutions, risk characteristics of the index will diverge from those of the Universe.
Each stock in the index portfolio may be over- or under-weighted by a maximum of 0.40%, based on its expected alpha score. This means that a stock with a high score may have a portfolio weight that is as much as 0.40% above its float-adjusted market capitalization weighting. A stock with a low score may have a portfolio weight that is as much as 0.40% below its market capitalization weighting. In cases where a stock’s market capitalization weighting is under 0.40% and the company is assigned a low alpha score, it may carry a negative weighting and be held as a short position. The optimization process commonly sets the weight for numerous stocks in the Universe to zero, so that the Index portfolio may include fewer than 500 stocks.
At the index’s next monthly reconstitution, new equity scores are calculated, the long/short ratio is reset to 130/30 and new equity weights are computed.
ProShares Merger ETF:
ProShares Merger ETF has entered into a licensing agreement with Standard & Poor’s® for the use of the S&P Merger Arbitrage Index. The Index uses a quantitative methodology to track a dynamic basket of securities trading in global developed markets, including the U.S., generally representing long positions in certain securities of a target company (the “Target”), and in certain cases, short positions in securities of an acquiring company (the “Acquirer”) in order to provide exposure to the merger arbitrage strategy. The Index is comprised of cash-only, stock-only and “combination” mergers, acquisitions or other corporate reorganizations (i.e., those transactions that involve both cash and stock components) (together, such mergers, acquisitions and reorganizations, the “Deals”). For cash-only Deals, only a long position in the Target is taken. For stock-only and combination Deals, long positions are taken in the Target with an accompanying short position in the Acquirer based on the ratio of shares to be exchanged as part of the Deal. The Index does not include all possible Deals or any funds focused on merger and acquisition transactions. Types of Deals eligible for inclusion are mergers, acquisitions, private equity and leveraged buyout transactions, while minority interests and unit divestitures are excluded. Additions to the Index will be screened using several factors, including: (i) domicile of the company (i.e., the Target and Acquirer must be domiciled in: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New

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Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and/ or the United States); (ii) Deal size (i.e., the total value of stock and/ or cash used to acquire the Target must be $500 million or more; debt is not included); (iii) liquidity of the company (i.e., the Target or the Acquirer must have a three-month average daily trading value of $2 million or more); (iv) Spread (i.e., the spread as of the time of the announcement must generally be two percent (2%) or more of the Target’s stock price); and (v) currency spreads (i.e., for Deals containing net foreign currency exposure, the Index will exclude Deals in which the interest rate differential (the annualized forward discount or premium using the spot rate and one-month forward rate between the U.S. dollar and the other currency) exceeds certain thresholds). Deletions to the Index are based on several factors, including: (i) withdrawal of the Deal (i.e., the Deal is officially withdrawn, unless a Target is a target of two or more potential acquirers and at least one offer is still active); (ii) completion of the Deal; (iii) replacement of the Deal (as described below); and (iv) maximum inclusion time (i.e., a Target and Acquirer may be included in the Index for a maximum of one year).
Index additions and deletions are identified after 3:00 p.m. each trading day by S&P Dow Jones Indices LLC per eligibility criteria. Additions are made on the second business day following the announcement of a new Deal. A maximum of 40 Deals may be included, each with an initial three percent (3%) Index weight allocated to a long position in the Target. Short positions in the Acquirer are established in stock or partial stock Deals at the applicable ratio (e.g., if a Deal involves 100% stock, the amount allocated to a short position in the Acquirer would be 3%, or 100% of the initial 3% Index weight; however if a Deal involves 50% cash and 50% stock, the amount allocated to a short position in the Acquirer would be 1.5%, or 50% of the initial 3% Index weight). In no case shall any short position be greater than three percent (3%) when established. If the Index has less than 40 Deals and a new Deal is added, that investment is made from cash reserves. If the Index reaches the maximum number of Deals (40) and a new Deal is eligible for addition, the current worst performing Deal is deleted from the Index and replaced by the new Deal. When a Deletion occurs without an accompanying new Deal, the assets from the deleted Deal will be held in cash reserves. Deletions will occur at the close of U.S. market trading with two days’ notice.
ProShares Metaverse ETF:
The Solactive Metaverse Theme Index (the “Metaverse Index”) consists of companies that provide or use innovative technologies to offer products and services around the Metaverse. “Metaverse” is a term used to refer to internet-based interactions, engagements, and transactions made in immersive, persistent and shared virtual or physical spaces. The Metaverse is enabled by several connected technologies such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing.
At each Metaverse Index reconstitution, the index provider uses an automated scan of company filings and other public information in search of terms and phrases which the index provider believes will identify companies that have or are expected to have significant exposure to the provision of products and/or services that contribute to the Metaverse industry. Each company receives a score that reflects exposure to the Metaverse industry. The index provider then reviews each company and excludes any company that does not have relevant business exposure.
The remaining securities identified in the prior step are then sorted in descending order and ranked based on their assigned score, with the highest score corresponding to a rank of 1. The top 10 companies ranked highest are selected into the Index, followed by current index components with a rank of 11 to 60 being added to the index. Should the index remain below 50 components after performing the prior mentioned steps, the next highest ranked securities are added until the index has a total of 50 components.
On each selection day, the index administrator calculates the weights of the selected securities using a modified equal weight approach. Each company receives a ranking score with the highest-ranking company receiving a score of 50. Then, using a predetermined formula the relevance weight is determined for each of the companies in the index. Additionally, the relevant weight is multiplied by two if the companies share class market capitalization is ranked within the top ten of the 50 companies. Finally, any excess weight is redistributed pro-rate to reach an overall weight of 100%.
ProShares MSCI EAFE Dividend Growers ETF:
The MSCI EAFE Dividend Masters Index (the “EAFE Masters Index”), constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index (“MSCI EAFE”) and have increased dividend payments each year for at least 10 years. The EAFE Masters Index contains a minimum of 40 stocks (as of its annual reconstitution), which are equally weighted. No single sector is allowed to comprise more than 30% of the EAFE Masters Index weight, and no single country is allowed to comprise more than 50% of the EAFE Masters Index weight. The EAFE Masters Index is rebalanced each February, May, August and November, with an annual reconstitution during the November rebalance.
If the MSCI EAFE does not contain 40 stocks that have increased dividend payments each year for at least 10 years, or if sector and country caps are breached, the EAFE Masters Index may include MSCI EAFE components with fewer years of dividend growth history, beginning with 9 years and adding components with progressively fewer years of dividend growth history until the Index complies with its rules. As the Index adds components from a particular year (for example, nine years of dividend growth), stocks are selected in order of dividend yield, beginning with the highest dividend yield and progressively adding lower yielding stocks, as necessary. If

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there are insufficient stocks by adding nine year dividend growers, the EAFE Masters Index will then select stocks from the next year (i.e., eight years of dividend growth), beginning with the highest dividend yielding stock. This process is continued until all Index rules are satisfied.
In order to be included in the EAFE Masters Index, companies must first qualify for inclusion in MSCI EAFE. MSCI EAFE includes 85% of free float-adjusted, market capitalization in each industry group in developed market (as defined by MSCI) countries, excluding the U.S. and Canada. MSCI determines whether a country is a “developed market” country based on three criteria: economic development within the country (based on gross national income), size and liquidity (i.e., number of companies meeting certain size and liquidity standards in a given market) and market accessibility criteria (reflecting institutional investors’ experiences in investing in a given market). MSCI EAFE includes companies from Europe, Australasia and the Far East, and as of June 30, 2023, MSCI EAFE included companies from: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
The EAFE Masters Index is published under the Bloomberg ticker symbol “M1EADMAR.”
ProShares Nasdaq-100 High Income ETF
The Nasdaq-100 Daily Covered Call Index is designed to replicate the performance of an investment strategy that combines a long position in the Nasdaq-100 Index with a short position in Nasdaq-100 Index daily call options. The long component of the Index consists of the equity securities represented in the Nasdaq-100 Index. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies that meet appropriate trading volumes and other eligibility criteria.
The short component of the Index consists of out-of-the-money Nasdaq-100 Index call options having one day to expiration when sold, except for the third Friday of each month when no new options are traded. The short call option position is reestablished at the end of each day on which options are traded. The options are traded on national securities exchanges.
The options used to effectuate the short component may only be exercised at expiration and are cash-settled. When the option is sold, the seller receives the option premium. At the expiration date, if the price of the Nasdaq-100 Index is above the strike price (“in-the-money”), the option seller must pay the option buyer the difference between the price of the
Nasdaq-100 Index and the strike price of the option sold, referred to as the “intrinsic value” of the option. Conversely, if at expiration the price of the Nasdaq-100 Index is at or below the strike price, the option seller is not required to make any payments.
The options have a strike price that is higher than the price of the Nasdaq-100 Index at the time the option is sold. The strike price of the options is determined based on a mathematic formula that takes into consideration the level of the Nasdaq-100 Index and the level of implied volatility. The level of implied volatility is determined by the at-the-money, second-closest to expiration, monthly Nasdaq-100 Index call option. Implied volatility is a measure of the price volatility expected for the underlying asset over the life of an option.
The options included in the Index are valued by the index provider using time-weighted average prices. In general, the value of the Nasdaq-100 Index for purposes of strike selection is based on the average price of the Nasdaq-100 Index measured at 15 second intervals over a 10-minute period beginning at 2 p.m. EST. Similarly, the value of options included in the Index for purposes of end-of-day valuation is generally based on the average price measured at 1 second intervals over a 30 second period beginning immediately prior to close.
The calculation of the Fund’s monthly distribution is intended to generally reflect the dividends and call premiums earned by the Index as measured by the Daily Income Only Index (the “Income Only Sub-Index”). The Income Only Sub-Index measures the amount of cash received by the Index and consists of the option premiums received along with any dividends received from the long position in the Nasdaq-100 Index.
All limits, weights, and caps for any index described herein are as of the most recent index rebalance or reconstitution date. The index methodology may change at any time and without notice. As a result of changes to the price of index components, corporate actions, and other factors, between such dates the index components may not meet those criteria.
ProShares Online Retail ETF:
The ProShares Online Retail Index (the “Online Index”) is designed to measure the performance of certain Online Retailers.
The universe of securities eligible for inclusion in the Online Index begins with the equity securities of companies that are listed on a U.S. securities exchange. Both U.S. and non-U.S. companies are eligible to be included in the Online Index. A company must have a market capitalization of at least $500 million and a six-month daily average traded value of at least$1 million as of the annual index reconstitution date in June of each year to be included in the Online Index. A company will be included in the Online Index if (i) it is classified as an online retailer, an e-commerce retailer, or an internet and direct marketing retailer according to the standard third-party industry classification systems used by the Online

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Index and (ii) it meets the other Online Index requirements. Online travel companies are excluded from the Online Index.
The weighting (i.e., percentage) of each company in the Online Index is determined based on such company’s market capitalization, adjusted as described below. Weightings are set as of the annual Online Index reconstitution in June and the date of each monthly rebalance. As of such dates, (i) the weighting of any individual company may not exceed 24% of the value of the Online Index, (ii) the sum of the weightings of all companies individually weighing more than 4.5% of the Online Index may not exceed 50% of the value of the Online Index, and (iii) the total weight of all non-U.S. companies will be capped at 25% of the value of the Online Index. Exposure and weightings will vary in between such dates.
The Online Index may include common stocks and/or depositary receipts, such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
ProShares Pet Care ETF:
In order to be included in the FactSet Pet Care Index (the “Pet Care Index”), (a) a company’s securities must have a minimum float-adjusted market capitalization of $200 million and a 3-month average daily trading value of U.S.$1 million or greater as of the annual index reconstitution in May of each year, and (b) a company’s securities must be listed on a stock exchange (except that China A-Share securities listed in mainland China are not eligible to be included in the Index). A current constituent may remain in the Pet Care Index if it has a float adjusted capitalization of at least $150 million and a three-month average daily trading value of $0.5 million or greater. The cumulative weight of all securities with an individual weight of 5% or greater shall not in aggregate exceed 47.5% of the Pet Care Index. Additionally, if there are less than 21 companies eligible to be included in the Pet Care Index as of the annual reconstitution or a monthly rebalance date, companies that generate at least $500 million in revenue from at least one of the eight RBICS sub-industries and have a float adjusted market capitalization of at least $100 million will be included in Tier 2 of the Pet Care Index.
All limits, weights, and caps described herein are as of the most recent Pet Care Index rebalance or reconstitution date. As a result of changes to the price of Pet Care Index components, corporate actions, and other factors, between such dates the Pet Care Index components may not meet those criteria.
ProShares Russell 2000 Dividend Growers ETF:
The Russell 2000 Dividend Growth Index (the “Russell Index”), constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years, and are not in the bottom 20% of Russell 2000 Index liquidity based on 20 day average daily dollar trading volume (collectively, the “Initial Index Requirements”). The Russell Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Russell Index’s weight. The Russell Index includes all companies meeting the Initial Index Requirements, unless, as described below, sector caps are breached. If there are fewer than 40 stocks with at least 10 consecutive years of dividend growth, the Russell Index will include companies with shorter dividend growth histories beginning with nine consecutive years and adding companies with progressively fewer years until the Russell Index complies with its rules. Companies with the same dividend growth history (i.e., the same number of consecutive years of dividend growth) are selected in order of dividend yield, beginning with companies having the highest dividend yield and progressing to those with lower dividend yields, as necessary. If sector caps are breached, then companies in the applicable sector are removed beginning with companies with the lowest yield, and progressively moving to companies with higher yields, as necessary until the Russell Index complies with its rules. If sector caps are breached and there are companies with fewer than 10 consecutive years of dividend growth in the relevant sector(s), those companies would be removed first, beginning with those companies having the lowest yield and progressively moving to those companies with higher yields.
The Russell Index is rebalanced each March, June, September and December with an annual reconstitution during the June rebalance. The Russell Index is published under the Bloomberg ticker symbol “R2DIVGRO.”
ProShares S&P 500® High Income ETF:
The S&P 500 Daily Covered Call Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by ProShares Trust. S&P® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by ProShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their third party licensors. Neither S&P Dow Jones Indices nor their third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and their third party licensors only relationship to ProShares Trust with respect to the Index is the licensing of the Index and certain trademarks, service marks

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and/or trade names of S&P Dow Jones Indices and/or their third party licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or their third party licensors without regard to ProShares Trust or the Fund. S&P Dow Jones Indices and their third party licensors have no obligation to take the needs of ProShares Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor their third party licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and their third party licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR THEIR THIRD PARTY LICENSORS GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND THEIR THIRD PARTY LICENSORS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION
OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND’S REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
ProShares S&P MidCap 400 Dividend Aristocrats ETF:
The S&P MidCap 400® Dividend Aristocrats Index (the “MidCap Aristocrats Index”), constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index and have increased dividend payments each year for at least 15 years. The MidCap Aristocrats Index includes all companies meeting these requirements with a minimum of 40 stocks, each of which is equally weighted. No single sector is allowed to comprise more than 30% of the MidCap Aristocrats Index’s weight. If there are fewer than 40 stocks with at least 15 consecutive years of dividend growth or if sector caps are breached, the MidCap Aristocrats Index will include companies with shorter dividend growth histories beginning with 14 consecutive years and adding companies with progressively fewer years until the MidCap Aristocrats Index complies with its rules. Companies with the same dividend growth history (i.e., the same number of consecutive years of dividend growth) are selected in order of dividend yield, beginning with companies having the highest dividend yield and progressing to those with lower dividend yields, as necessary.
The MidCap Aristocrats Index is rebalanced each January, April, July and October, with an annual reconstitution during the January rebalance. The MidCap Aristocrats Index is published under the Bloomberg ticker symbol “SPDAMCUT.”
ProShares Supply Chain Logistics ETF:
The FactSet Supply Chain Logistics Index (the “Supply Chain Logistics Index”) consists of companies involved in the supply chain logistics required to move raw materials, intermediate goods, and finished products around the globe. Supply chain logistics includes activities such as the provision of logistics support, logistics software, rail and air freight, trucking, and sea shipping. The Supply Chain Logistics Index is owned and administered by the Index Provider. In order to be included in the Supply Chain Logistics Index, a company must be included in at least one of 17 RBICS Sub-Industries that the Index Provider has identified as supply chain related. The Index Provider annually reviews the eligible RBICS Sub-Industries to assess continued relevance to supply chain logistics activities.
All Funds:
All limits, weights, and caps for any index described herein are as of the most recent index rebalance or reconstitution date. As a result of changes to the price of index components, corporate actions, and other factors, between such dates the index components may not meet those criteria.

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Additional Information About the Indexes, the Index Providers and the Index Calculation Agent
A Fund operates pursuant to licensing agreements for the use of the relevant index. A brief description of a Fund’s index is included in each Summary Prospectus, as supplemented below:
BLOOMBERG
“BLOOMBERG®” AND “BLOOMBERG COMMODITY BALANCED WTI CRUDE OIL INDEXSM” ARE SERVICE MARKS OF BLOOMBERG FINANCE L.P. AND ITS AFFILIATES, INCLUDING BLOOMBERG INDEX SERVICES LIMITED (“BISL”), THE ADMINISTRATOR OF THE INDICES (COLLECTIVELY, “BLOOMBERG”) AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PROSHARE ADVISORS, LLC (THE “LICENSEE”).
The ProShares K-1 Free Crude Oil ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. The only relationship of Bloomberg to the Licensee is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM, which is determined, composed and calculated by BISL without regard to the Licensee or the Fund. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Bloomberg Commodity Balanced WTI Crude Oil IndexSM. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Bloomberg shall not have any obligation or liability, including, without limitation, to the Fund’s customers, in connection with the administration, marketing or trading of the Fund.
The Prospectus and SAI relate only to the Fund and do not relate to the exchange-traded physical commodities underlying any of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components. Purchasers of the Fund should not conclude that the inclusion of a futures contract in the Bloomberg Commodity Balanced WTI Crude Oil IndexSM is any form of investment recommendation of the futures contract or the underlying exchange-traded physical commodity by Bloomberg. The information in the Prospectus and SAI regarding the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components has been derived solely from publicly available documents. Bloomberg has not made any due diligence inquiries with respect to the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components in connection with the Fund. Bloomberg makes no representation that these publicly available documents or any other publicly available information regarding the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components, including without limita tion a description of factors that affect the prices of such components, are accurate or complete.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE ARISING IN CONNECTION WITH THE BLOOMBERG COMMODITY BALANCED WTI CRUDE OIL INDEXSM OR ANY DATA OR VALUES RELATING THERETO WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
BofA Merrill Lynch
ProShares Hedge Replication ETF is not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM (“BofA Merrill Lynch®”) nor any of its affiliates, information providers or other third parties (collectively, the “BofA Merrill Lynch Parties”) involved in, or related to, compiling, computing or creating the Benchmark nor any of Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of the foregoing entities’ affiliates, information providers or other third parties (collectively, the “Component Sponsor Parties”) involved in, or related to, compiling, computing or creating the applicable indices, benchmarks or prices that are components of the Benchmark (as applicable, the “Component Sponsor Indices”). Neither the BofA Merrill Lynch Parties nor the Component Sponsor Parties, as applicable, have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, ProShares Hedge Replication ETF nor do they make any representation or warranty, express or implied, to the owners of shares of ProShares Hedge Replication ETF or any member of the public regarding the advisability of investing in securities generally or in ProShares Hedge Replication ETF particularly or the ability of the Benchmark, the Component Sponsor Indices and any data included therein to track general hedge fund or stock market performance. The BofA Merrill Lynch Parties’ and the Component Sponsor Parties’ only relationship to ProShares Hedge Replication ETF is the licensing by BofA Merrill Lynch of certain trademarks and

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trade names of BofA Merrill Lynch and of the Benchmark. Each of the Benchmark, Component Sponsor Indices and any data included therein is determined, composed and calculated by the BofA Merrill Lynch Parties and the Component Sponsor Parties without regard to ProShares Hedge Replication ETF or its shares. The BofA Merrill Lynch Parties and the Component Sponsor Parties have no obligation to take the needs of ProShares Hedge Replication ETF or the owners of its shares into consideration in determining, composing or calculating the Benchmark, Component Sponsor Indices or any data included therein. The BofA Merrill Lynch Parties and the Component Sponsor Parties are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the shares to be issued or in the determination or calculation of the equation by which the shares are to be converted into or redeemed for cash. The BofA Merrill Lynch Parties and the Component Sponsor Parties have no obligation or liability in connection with the administration, marketing or trading of the shares.
ALTHOUGH THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE BENCHMARK AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BENCHMARK, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES HEDGE REPLICATION ETF, OWNERS OF ITS SHARES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BENCHMARK, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BENCHMARK, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BOFA MERRILL LYNCH PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Benchmark is the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, BofA Merrill Lynch or its affiliates and have been licensed for use by ProShares Hedge Replication ETF. The Component Sponsor Indices are the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of their respective affiliates, as applicable, and have been licensed for use for certain purposes by BofA Merrill Lynch.
No purchaser, seller or holder of the shares or interest in ProShares Hedge Replication ETF, or any other person or entity, should use or refer to any trade name, trademark or service mark of the Component Sponsor Parties, to sponsor, endorse, market or promote the ProShares Hedge Replication ETF shares without first contacting the relevant Component Sponsor Party to determine whether its permission is required. Under no circumstances may any person or entity claim any affiliation with a Component Sponsor Party without the prior written permission of that Component Sponsor Party.
Credit Suisse
ProShares Large Cap Core Plus
The Credit Suisse 130/30 Large Cap Index was developed by Credit Suisse Securities (USA) LLC and its affiliates (collectively, “Credit Suisse”) in collaboration with AlphaSimplex Group, LLC (“AlphaSimplex”). The Index is managed by an Index Committee chaired by Dr. Andrew Lo, Chairman and Chief Scientific Officer of AlphaSimplex, and Harris & Harris Group Professor at the MIT Sloan School of Management. The Committee Vice Chairman is Mr. Pankaj Patel, Director of Quantitative Research at Credit Suisse. About Credit Suisse: As one of the world’s largest banks, Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. Credit Suisse offers advisory services, solutions and products to companies, institutional clients and high-net-worth private clients globally, as well as retail clients in Switzerland. Credit Suisse’s parent company, UBS Group, is a global financial services company headquartered in Zurich. UBS Group’s registered shares (UBSG) are listed in Switzerland and, in the form of American Depositary Shares (UBS), in New York. Further information about Credit Suisse can be found at www.credit-suisse.com.
About AlphaSimplex: Founded in 1999 by Dr. Andrew W. Lo, AlphaSimplex is an SEC-registered investment advisory firm based in Cambridge, Massachusetts specializing in quantitative global macro and global tactical asset allocation strategies, beta-replication products, and absolute-return risk analytics. It is a wholly-owned subsidiary of Virtus Investment Partners, Inc. Additional information about AlphaSimplex can be found at www.alphasimplex.com. “Credit Suisse” and the index are service marks of Credit Suisse. Credit Suisse do not sponsor, endorse or promote the Fund, recommend that any person invest or trade in the Fund or any other securities, have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund, have any responsibility or liability for the administration or management of the Fund and consider the needs of the Fund or the

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shareholders of the Fund in determining, composing or calculating the index or have any obligation to do so. Credit Suisse may discontinue the index or change the index or its compilation and composition at any time, in its sole discretion, without regard to any impact thereof on the Fund.
CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.
Credit Suisse will not have any liability in connection with the Fund. Specifically,
●Credit Suisse does not make any representation or warranty, express, statutory or implied, and Credit Suisse disclaims any representation or warranty about:
○The results to be obtained by the Fund, the shareholders of the Fund or any other person in connection with the use of the index and the data related to the index;
○The accuracy or completeness of the index or its related data;
○The merchantability and the fitness for a particular purpose or use of the index or its related data.
●Credit Suisse will have no liability for any errors, omissions or interruptions in the index or its related data.
●Under no circumstances and under no theory of law (whether tort, contract, strict liability or otherwise) will Credit Suisse be liable for any lost profits or direct, indirect, punitive, special or consequential damages or losses, even if Credit Suisse knows that they might occur.
DISCLAIMER
The Index is the exclusive property of Credit Suisse First Boston Data And Analytics, LLC, and/or any of its affiliates. The Fund is not in any way sponsored, endorsed or promoted by Credit Suisse and/or any of its affiliates. Neither Credit Suisse, nor any of its affiliates has any obligation to take the needs of any person into consideration in composing, determining or calculating the Index (or causing the Index to be calculated). In addition, neither Credit Suisse, nor any of its affiliates makes any warranty or representation whatsoever, express or implied, as to the results to be obtained from the use of the Index and/or the level at which the Index stands at any particular time on any particular day or otherwise, and neither Credit Suisse, nor any of its affiliates shall be liable, whether in negligence or otherwise, to any person for any errors or omissions in the Index or in the calculation of the
Index or under any obligation to advise any person of any errors or omissions therein.
LPX AG (LPX)
LPX AG (LPX), the Index licensor, is not affiliated with ProShare Advisors, the Trust or the Fund. LPX® Direct Listed Private Equity Index” and “LPX®” are registered trademarks of LPX and have been licensed for use by ProShares. ProShares have not been passed on by LPX or any of its affiliates as to their legality or suitability. LPX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing securities generally or in the Fund particularly, or the ability of the Index to track general market performance. The Index is determined, composed and calculated by LPX without regard to the Trust or the Fund. LPX has no obligation to take the needs of the Trust or the Fund into consideration in determining, composing or calculating the Index. There is no assurance that investment products based on the Index will accurately track Index performance or provide positive investment returns. Inclusion of a security within the Index is not a recommendation by LPX to buy, sell or hold such security, nor is it investment advice. ProShares based on the LPX® Direct Listed Private Equity Index are not issued, created, sponsored, endorsed, sold, or promoted by LPX, and it makes no representation regarding the advisability of investing in ProShares. LPX AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
MSCI
ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, and ProShares MSCI Transformational Changes ETF (the “MSCI Funds”) are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of the MSCI Funds or any other person or entity regarding the advisability of investing in the MSCI Funds generally or in the MSCI Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the MSCI Funds or the issuer or shareholders of the MSCI Funds or any other person or entity into consideration in determining, composing or calculating the MSCI index. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the MSCI Funds to be issued or in

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the determination or calculation of the equation by or the consideration into which the MSCI Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the MSCI Funds or any other person or entity in connection with the administration, marketing or offering of the MSCI Funds.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEX FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE MSCI FUNDS, SHAREHOLDERS OF THE MSCI FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORE-GOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Nasdaq, Inc.
ProShares Equities for Rising Rates ETF, ProShares Nasdaq-100 High Income ETF and ProShares Nasdaq-100 Dorsey Wright Momentum ETF (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Nasdaq U.S. Large Cap Equities for Rising Rates Index, Nasdaq-100 Daily Covered Call Index and Nasdaq-100 Dorsey Wright Momentum Index to track general stock market performance. The Corporations’ only relationship to ProShare Advisors (“Licensee”) is in the licensing of the Nasdaq®, and certain trade names of the Corporations and the use of the Nasdaq U.S. Large Cap Equities for Rising Rates Index, Nasdaq-100 Daily Covered Call Index and Nasdaq-100 Dorsey Wright Momentum Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consid eration in determining, composing or calculating the Nasdaq U.S. Large Cap Equities for Rising Rates Index, Nasdaq-100 Covered Call Daily Index and Nasdaq-100 Dorsey Wright Momentum Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ U.S. LARGE CAP EQUITIES FOR RISING RATES INDEX, NASDAQ-100 DAILY COVERED CALL INDEX AND NASDAQ-100 DORSEY WRIGHT MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ U.S. LARGE CAP EQUITIES FOR RISING RATES INDEX AND NASDAQ-100 DORSEY WRIGHT MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ U.S. LARGE CAP EQUITIES FOR RISING RATES INDEX, NASDAQ-100 DAILY COVERED CALL INDEX AND NASDAQ-100 DORSEY WRIGHT MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
LSE Group
The FTSE Indexes are calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Indexes or (b) investment in or operation of the FTSE Funds and/or the FTSE Russell Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the FTSE Funds and/or the FTSE Russell Funds or the suitability of the FTSE Indexes for the purpose to which they are being put by ProShares Trust.
S&P Global
The Dow Jones Brookfield Global Infrastructure Composite Index, the S&P 500® Dividend Aristocrats® Index, the S&P 500® Ex-Energy Index, the S&P 500® Ex-Financials and Real Estate Index, the S&P 500® Ex-Health Care Index, the S&P 500® High Income ETF, the S&P 500® Ex-Information Technology Index, the S&P Kensho Cleantech Index, the S&P Kensho Smart Factories Index, the S&P Merger Arbitrage Index, the S&P MidCap 400® Dividend Aristocrats Index,

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S&P® Technology Dividend Aristocrats® Index (collectively, “Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by ProShares Trust or ProShare Advisors LLC, each as applicable (“Licensee”). S&P®, S&P 500® and Dividend Aristocrats® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Kensho® is a registered trademark of Kensho Technologies, LLC; and these trademarks have been sublicensed for certain purposes by Licensee. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates or their third-party licensors and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their third-party licensors. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Licensee with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI. Each Fund’s portfolio holdings are posted on a daily basis to the Fund’s website (www.proshares.com).

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Board of Trustees and Officers
The Board is responsible for the general supervision of each Fund. The officers of the Trust are responsible for the day-to-day operations of each Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund.
Unitary Fee Funds — Pursuant to an Investment Advisory and Management Agreement between ProShare Advisors and the Trust on behalf of ProShares Big Data Refiners ETF, ProShares Decline of the Retail Store ETF, ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield–Interest Rate Hedged, ProShares Investment Grade–Interest Rate Hedged, ProShares K-1 Free Crude Oil ETF, ProShares Large Cap Core Plus, ProShares Long Online/Short Stores ETF, ProShares Metaverse ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nasdaq-100 Dorsey Wright Momentum ETF, ProShares Nasdaq-100 High Income ETF, ProShares Nanotechnology ETF, ProShares On-Demand ETF, ProShares Online Retail ETF, ProShares Pet Care ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P 500® High Income ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Kensho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF, ProShares S&P Technology Dividend Aristocrats ETF, ProShares Smart Materials ETF, and ProShares Supply Chain Logistics ETF (the “Unitary Fee Funds”), ProShare Advisors is responsible for substantially all expenses of each Unitary Fee Fund (and substantially all expenses of any wholly owned subsidiary of a Unitary Fee Fund) except interest expenses, taxes, brokerage and other transaction costs, legal expenses, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, future distribution fees or expenses, and extraordinary expenses.
For its investment advisory and management services, each Unitary Fee Fund pays ProShare Advisors a fee at an annualized rate of its average daily net assets as follows:
Fund	Unitary Fee
Big Data Refiners ETF	0.58%
Fund	Unitary Fee
Decline of the Retail Store ETF	0.65%
DJ Brookfield Global Infrastructure ETF	0.45%
Equities for Rising Rates ETF	0.35%
High Yield - Interest Rate Hedged	0.50%
Investment Grade - Interest Rate Hedged	0.30%
K-1 Free Crude Oil ETF	0.65%
Large Cap Core Plus	0.45%
Long Online/Short Stores ETF	0.65%
Metaverse ETF	0.58%
MSCI EAFE Dividend Growers ETF	0.50%
MSCI Emerging Markets Dividend Growers ETF	0.60%
MSCI Europe Dividend Growers ETF	0.55%
MSCI Transformational Changes ETF	0.45%
Nanotechnology ETF	0.58%
Nasdaq-100 Dorsey Wright Momentum ETF	0.58%
Nasdaq-100 High Income ETF	0.55%
On-Demand ETF	0.58%
Online Retail ETF	0.58%
Pet Care ETF	0.50%
Russell 2000 Dividend Growers ETF	0.40%
Russell U.S. Dividend Growers ETF	0.35%
S&P500® Dividend Aristocrats ETF	0.35%
S&P500® Ex-Energy ETF	0.13%*
S&P500® Ex-Financials ETF	0.13%*
S&P500® Ex-Health Care ETF	0.13%*
S&P500® Ex-Technology ETF	0.13%*
S&P500® High Income ETF	0.55%
S&P Global Core Battery Metals ETF	0.58%
S&P Kensho Cleantech ETF	0.58%
S&P Kensho Smart Factories ETF	0.58%
S&P MidCap 400® Dividend Aristocrats ETF	0.40%
S&P Technology Dividend Aristocrats ETF	0.45%
Smart Materials ETF	0.58%
Supply Chain Logistics ETF	0.58%
*ProShare Advisors has contractually agreed to waive a portion of its Investment Advisory and Management Agreement Fee to 0.09% through September 30, 2025. After such date, this expense limitation may be terminated or revised by ProShare Advisors.
Funds other than the Unitary Fee Funds — For its investment advisory services, ProShares Hedge Replication ETF and ProShares Merger ETF pay ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.75%. ProShare Advisors has entered into an Advisory Fee Waiver Agreement for each of these Funds that reduces the annualized rate based on its average daily net assets, as follows: 0.75% of the first $4.0 billion of average daily net assets of the Fund; 0.70% of the average daily net assets of the Fund over $4.0 billion to $5.5 billion; 0.65% of the average daily net assets of the Fund over $5.5 billion to $7.0 billion; 0.60% of the average daily net assets of the Fund over $7.0 billion to $8.5 billion; and 0.55% of the average daily net assets of the Fund over $8.5 billion. This fee waiver arrangement will remain in effect through at least September 30, 2025 and

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prior to such date ProShare Advisors may not terminate the arrangement without the approval of the Board.
For its investment advisory services, ProShares Global Listed Private Equity ETF pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.50%. ProShares Inflation Expectations ETF pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.55%.
A discussion regarding the basis for the Board approving the investment advisory agreement for each Fund is in the Trust’s most recent semi-annual report to shareholders dated November 30, 2024, or in the Trust’s most recent annual report to shareholders dated May 31, 2024.
All Funds
During the year ended May 31, 2024, each Fund paid ProShare Advisors fees in the following amounts (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Big Data Refiners ETF	0.58%
Decline of the Retail Store ETF	0.65%
DJ Brookfield Global Infrastructure ETF	0.45%
Equities for Rising Rates ETF	0.35%
Global Listed Private Equity ETF	0.00%
Hedge Replication ETF	0.00%
High Yield-Interest Rate Hedged	0.50%
Inflation Expectations ETF	0.00%
Investment Grade-Interest Rate Hedged	0.30%
K-1 Free Crude Oil ETF	0.65%
Large Cap Core Plus	0.45%
Long Online/Short Stores ETF	0.65%
Merger ETF	0.00%
Metaverse ETF	0.58%
MSCI EAFE Dividend Growers ETF	0.50%
MSCI Emerging Markets Dividend Growers ETF	0.60%
MSCI Europe Dividend Growers ETF	0.55%
MSCI Transformational Changes ETF	0.45%
Nanotechnology ETF	0.58%
Nasdaq-100 Dorsey Wright Momentum ETF	0.58%
Nasdaq-100 High Income ETF	0.55%
On-Demand ETF	0.58%
Online Retail ETF	0.58%
Pet Care ETF	0.50%
Russell 2000 Dividend Growers ETF	0.40%
Russell U.S. Dividend Growers ETF	0.35%
S&P 500® Dividend Aristocrats ETF	0.35%
S&P 500® ex-Energy ETF	0.09%
S&P 500® ex-Financials ETF	0.09%
S&P 500® ex-Health Care ETF	0.09%
S&P 500® ex-Technology ETF	0.09%
S&P 500® High Income ETF	0.55%
Fund	Fees Paid
S&P Global Core Battery Metals ETF	0.58%
S&P Kensho Cleantech ETF	0.58%
S&P Kensho Smart Factories ETF	0.58%
S&P Midcap 400 Dividend Aristocrats ETF	0.40%
S&P Technology Dividend Aristocrats ETF	0.45%
Smart Materials ETF	0.58%
Supply Chain Logistics ETF	0.58%
Portfolio Management
The following individuals have responsibility for the day-to-day management of each Fund as set forth in the Summary Prospectus relating to each Fund. The Portfolio Managers’ business experience for the past five years is listed below. Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of other investment companies can be found in the SAI.
George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
Michael Neches, ProShare Advisors: Senior Portfolio Manager since November 2010. ProFund Advisors LLC: Senior Portfolio Manager since October 2010. ProShare Capital Management LLC: Senior Portfolio Manager from June 2012 through September 2013.
James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.
Devin Sullivan, ProShare Advisors: Portfolio Manager since September 2016 and Associate Portfolio Manager from December 2011 to August 2016. ProFund Advisors: Portfolio Manager since September 2016 and Associate Portfolio Manager from December 2011 to August 2016.
Tarak Davé, ProShare Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October

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2015 and Portfolio Analyst from April 2011 to April 2014. ProFund Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014.
Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023 and Associate Portfolio Manager from February 2021 through March 2023. ProFund Advisors: Portfolio Manager since March 2023 and Associate Portfolio Manager from February 2021 through March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to each Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, provides regulatory administration services to the Trust.
ProShare Advisors also performs certain management services, including client support and other administrative services, for the Funds listed below pursuant to a Management Services Agreement. ProShare Advisors is entitled to receive annual fees equal to 0.10% of the average daily net assets of the Funds listed below for such services. During the year ended May 31, 2024, each Fund listed below paid ProShare Advisors a management services fee in the following amounts (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Global Listed Private Equity ETF	0.00%
Hedge Replication ETF	0.00%
Inflation Expectations ETF	0.00%
Merger ETF	0.00%
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to each Fund including, ProShare Advisors, each Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the Exchange on which the shares of the Fund are listed (typically calculated as of 4:00 p.m. Eastern Time).
The NAV of ProShares High Yield–Interest Rate Hedged, ProShares Investment Grade–Interest Rate Hedged and ProShares Inflation Expectations ETF is typically calculated as of 3:00 p.m. (Eastern Time) each business day when the Exchange on which it is listed is open. The NAV of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when the daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m. London Time) each business day when the Exchange on which it is listed is open. The NAV per share for ProShares K-1 Free Crude Oil ETF is typically calculated as of 2:30 p.m., Eastern Time, each business day when BZX Equities is open for trading. Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at

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amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities markets. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if a Fund sold them. See the SAI for more details.
To the extent a Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times a Fund is open for business. In particular, calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the Exchange on which the shares of a Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
All Funds (except Nasdaq-100 High Income ETF and S&P 500® High Income ETF)
As a shareholder on a Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from a Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
ProShares Nasdaq-100 High Income ETF and S&P 500® High Income ETF
Each Fund intends to make distributions each month of an amount that generally reflects the dividend and call premium income earned by the Index. A significant portion of the monthly distribution may be characterized as return of capital for financial reporting and tax purposes. A distribution or a portion of a distribution may be characterized as investment income or net realized capital gains derived from a Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
There is no guarantee that the Funds will make distributions or make distributions at regular intervals.
Dividend Reinvestment Services
As noted above under “Distributions”, a Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

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Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as each Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.
Taxes
The following is certain general information about taxation of each Fund:
●Each Fund intends to qualify for treatment as a “regulated investment company” (“RIC”) for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If a Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If a Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by a Fund in options, futures, forward contracts, swap agreements and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid fund-level tax.
●Investments by a Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause a Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by a Fund. Investments by a Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that a Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% Medicare contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are

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advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that a Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to a Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for each Fund. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying

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other types of sales charges. For the prior fiscal year, no payments were made by a Fund under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

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Financial Highlights
The following tables are intended to help you understand the financial history of each Fund for the past five years (or since inception, if shorter). Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the financial statements of a Fund, appears in the Annual Report of each Fund and is available upon request.

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ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Big Data Refiners ETF
Year ended May 31, 2024	$26.91	$(0.12)	$6.94	$—	$6.82	$—	$—	$—	$—	$33.73	25.35%	25.42%	0.58%	0.58%	(0.38)%	(0.38)%	$6,746	33%
Year ended May 31, 2023	24.17	(0.04)	2.78	—(h)	2.74	—	—	—	—	26.91	11.32	11.23	0.58	0.58	(0.16)	(0.16)	2,691	33
September 29, 2021* through May 31, 2022	40.00	(0.12)	(15.71)	—	(15.83)	—	—	—	—	24.17	(39.57)	(39.43)	0.58	0.58	(0.51)	(0.51)	2,417	25
Decline of the Retail Store ETF
Year ended May 31, 2024	16.70	0.63	(3.46)	—	(2.83)	(0.69)	—	—	(0.69)	13.18	(17.33)	(17.13)	0.65	0.65	4.08	4.08	4,087	—
Year ended May 31, 2023	16.13	0.31	0.46(i)	—	0.77	(0.20)	—	—	(0.20)	16.70	4.95	4.68	0.65	0.65	2.06	2.06	10,854	—
Year ended May 31, 2022	16.50	(0.09)	(0.28)	—	(0.37)	—	—	—	—	16.13	(2.25)	(2.12)	0.65	0.65	(0.58)	(0.58)	10,079	—
Year ended May 31, 2021	34.39	(0.16)	(17.73)	—	(17.89)	—	—	—	—	16.50	(52.02)	(51.88)	0.65	0.65	(0.64)	(0.64)	7,424	—
Year ended May 31, 2020	39.55	0.03	(4.96)	—	(4.93)	(0.21)	—	(0.02) #	(0.23)	34.39	(12.50)	(12.75)	0.66	0.66	0.07	0.07	36,107	—
DJ Brookfield Global Infrastructure ETF
Year ended May 31, 2024	44.03	1.42	2.54	—	3.96	(1.48)	—	—	(1.48)	46.51	9.18	9.33	0.45	0.45	3.19	3.19	130,696	10
Year ended May 31, 2023	50.16	1.22	(5.97)	—	(4.75)	(1.38)	—	—	(1.38)	44.03	(9.44)	(9.64)	0.45	0.45	2.68	2.68	144,872	13
Year ended May 31, 2022	46.63	1.16	3.94	—	5.10	(1.57)	—	—	(1.57)	50.16	11.21	11.36	0.45	0.45	2.45	2.45	152,982	9
Year ended May 31, 2021	40.64	1.07	6.19	—	7.26	(1.27)	—	—	(1.27)	46.63	18.50	18.44	0.45	0.45	2.58	2.58	177,659	10
Year ended May 31, 2020	43.97	0.97	(2.91)	—	(1.94)	(1.39)	—	—	(1.39)	40.64	(4.55)	(4.74)	0.46	0.46	2.24	2.24	143,446	8

200 :: FINANCIAL HIGHLIGHTS
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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Equities for Rising Rates ETF
Year ended May 31, 2024	$45.47	$1.16	$14.54	$—	$15.70	$(1.47)	$—	$—	$(1.47)	$59.70	35.02%	34.94%	0.35%	0.35%	2.22%	2.22%	$16,120	144%
Year ended May 31, 2023	54.37	1.32	(8.88)	—	(7.56)	(1.34)	—	—	(1.34)	45.47	(13.98)	(12.59)	0.35	0.35	2.64	2.64	39,103	92
Year ended May 31, 2022	50.02	1.21	4.02	—	5.23	(0.88)	—	—	(0.88)	54.37	10.65	9.03	0.35	0.35	2.31	2.31	104,931	102
Year ended May 31, 2021	29.05	0.94	20.75	—	21.69	(0.72)	—	—	(0.72)	50.02	75.88	78.30	0.35	0.35	2.31	2.31	7,002	105
Year ended May 31, 2020	37.88	0.88	(8.81)	—	(7.93)	(0.90)	—	—	(0.90)	29.05	(21.31)	(22.29)	0.35	0.35	2.31	2.31	1,162	147
Global Listed Private Equity ETF
Year ended May 31, 2024	27.66	1.82	4.23	—	6.05	(3.50)	—	—	(3.50)	30.21	23.78	24.18	2.32	0.60	4.77	6.49	10,874	18
Year ended May 31, 2023	29.57	1.51	(2.46)	—	(0.95)	(0.96)	—	—	(0.96)	27.66	(2.95)	(2.80)	1.95	0.60	4.23	5.59	9,682	13
Year ended May 31, 2022	38.13	1.59	(5.83)	—	(4.24)	(3.79)	—	(0.53) ##	(4.32)	29.57	(12.80)	(12.87)	1.28	0.60	3.85	4.53	14,194	31
Year ended May 31, 2021	25.82	1.60	12.97	—	14.57	(2.26)	—	—	(2.26)	38.13	59.40	58.58	1.40	0.60	4.39	5.19	20,974	21
Year ended May 31, 2020	33.60	1.62	(6.54)	—	(4.92)	(2.86)	—	—	(2.86)	25.82	(16.27)	(15.67)	1.38	0.60	4.32	5.11	16,266	20
Hedge Replication ETF
Year ended May 31, 2024	47.95	1.78	1.48	—	3.26	(1.80)	—	—	(1.80)	49.41	6.94	7.03	1.94	0.95	2.67	3.67	27,919	57
Year ended May 31, 2023	47.94	1.04	(0.59)	—	0.45	(0.44)	—	—	(0.44)	47.95	0.97	0.68	2.11	0.95	1.03	2.19	32,846	98
Year ended May 31, 2022	52.16	(0.28)	(3.94)	—	(4.22)	—	—	—	—	47.94	(8.10)	(8.17)	1.82	0.95	(1.43)	(0.56)	43,862	52
Year ended May 31, 2021	45.13	(0.34)	7.37	—	7.03	—	—	—	—	52.16	15.57	16.26	1.88	0.95	(1.62)	(0.68)	44,071	72
Year ended May 31, 2020	44.53	0.24	0.77	—	1.01	(0.39)	—	(0.02)#	(0.41)	45.13	2.27	1.84	1.62	0.95	(0.16)	0.52	26,854	89

FINANCIAL HIGHLIGHTS :: 201
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
High Yield-Interest Rate Hedged
Year ended May 31, 2024	$59.05	$4.06	$5.27	$—(h)	$9.33	$(4.08)	$—	$—	$(4.08)	$64.30	16.33%	16.45%	0.50%	0.50%	6.51%	6.51%	$136,647	61%
Year ended May 31, 2023	60.76	3.39	(1.64)	—	1.75	(3.46)	—	—	(3.46)	59.05	3.03	3.05	0.50	0.50	5.74	5.74	110,713	27
Year ended May 31, 2022	62.62	2.73	(1.79)	0.02	0.96	(2.82)	—	—	(2.82)	60.76	1.56	1.67	0.50	0.50	4.41	4.41	145,836	45
Year ended May 31, 2021	58.74	2.96	4.05	—(h)	7.01	(3.13)	—	—	(3.13)	62.62	12.22	12.22	0.50	0.50	4.83	4.83	108,019	55
Year ended May 31, 2020	64.39	3.53	(5.52)	—	(1.99)	(3.66)	—	—	(3.66)	58.74	(3.32)	(3.03)	0.51	0.51	5.62	5.62	76,360	52
Inflation Expectations ETF
Year ended May 31, 2024	32.61	1.51	0.86	0.01	2.38	(1.62)	—	—	(1.62)	33.37	7.56	8.09	0.98	0.30	3.85	4.54	22,027	—
Year ended May 31, 2023	32.79	0.86	(0.54)	0.01	0.33	(0.51)	—	—	(0.51)	32.61	1.05	0.77	0.86	0.30	2.06	2.62	37,502	—
Year ended May 31, 2022	30.10	0.82	2.85	0.01	3.68	(0.99)	—	—	(0.99)	32.79	12.65	12.00	0.98	0.31	2.00	2.67	63,286	—
Year ended May 31, 2021	24.12	0.51	5.66	0.01	6.18	(0.20)	—	—	(0.20)	30.10	25.70	25.40	1.70	0.30	0.44	1.84	44,247	60
Year ended May 31, 2020	27.12	0.40	(2.86)	0.01	(2.45)	(0.55)	—	—	(0.55)	24.12	(9.16)	(8.73)	1.13	0.30	0.72	1.56	7,719	21
Investment Grade-Interest Rate Hedged
Year ended May 31, 2024	71.46	3.90	5.69	0.02	9.61	(3.89)	—	—	(3.89)	77.18	13.78	13.80	0.30	0.30	5.22	5.22	293,274	62
Year ended May 31, 2023	71.14	2.96	0.34	0.01	3.31	(2.99)	—	—	(2.99)	71.46	4.81	3.99	0.30	0.30	4.21	4.21	318,012	141
Year ended May 31, 2022	76.25	1.93	(5.10)	—(h)	(3.17)	(1.94)	—	—	(1.94)	71.14	(4.21)	(3.51)	0.30	0.30	2.60	2.60	665,124	24
Year ended May 31, 2021	69.63	1.93	6.58	0.03	8.54	(1.92)	—	—	(1.92)	76.25	12.40	12.19	0.30	0.30	2.59	2.59	724,383	22
Year ended May 31, 2020	73.37	2.49	(3.66)	—(h)	(1.17)	(2.57)	—	—	(2.57)	69.63	(1.73)	(1.26)	0.30	0.30	3.40	3.40	234,995	21

202 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
K-1 Free Crude Oil ETF†
Year ended May 31, 2024	$38.96	$1.73	$8.20	$—	$9.93	$(2.66)	$—	$—	$(2.66)	$46.23	25.68%	26.40%	0.69%	0.69%	3.81%	3.81%	$133,332	—
Year ended May 31, 2023	58.72	0.31	(15.20)	—	(14.89)	(4.50)	—	(0.37)	(4.87)	38.96	(27.17)	(27.88)	0.73(p)	0.73(p)	0.67	0.67	86,064	—
Year ended May 31, 2022	59.06	(0.39)	31.17	—	30.78	(31.12)	—	—	(31.12)	58.72	81.99	82.32	0.71(n)	0.71(n)	(0.71)	(0.71)	101,814	—
Year ended May 31, 2021	33.68	(0.29)	25.67	—	25.38	—	—	—	—	59.06	75.34	77.78	0.67(m)	0.67(m)	(0.67)	(0.67)	103,884	—
Year ended May 31, 2020(j)	97.38	0.08	(62.88)	—	(62.80)	(0.90)	—	—	(0.90)	33.68	(65.09)	(65.24)	0.66	0.65	0.15	0.16	76,091	206%(k)
Large Cap Core Plus
Year ended May 31, 2024	47.71	0.65	12.15	—	12.80	(0.65)	—	—	(0.65)	59.86	26.99	26.55	0.45	0.45	1.20	1.20	432,756	57
Year ended May 31, 2023	49.88	0.66	(2.21)	—	(1.55)	(0.62)	—	—	(0.62)	47.71	(3.02)	(2.90)	0.45	0.45	1.41	1.41	404,575	54
Year ended May 31, 2022(o)	48.48	0.50	1.36	—	1.86	(0.46)	—	—	(0.46)	49.88	3.79	3.87	0.45	0.45	0.96	0.96	475,373	53
Year ended May 31, 2021(o)	35.06	0.45	13.45	—	13.90	(0.48)	—	—	(0.48)	48.48	39.97	39.77	0.45	0.45	1.10	1.10	481,904	58
Year ended May 31, 2020(o)	33.26	0.53	1.86	—	2.39	(0.59)	—	—	(0.59)	35.06	7.26	7.49	0.46	0.46	1.49	1.49	412,340	57
Long Online/Short Stores ETF
Year ended May 31, 2024	32.77	0.11	8.54	—	8.65	(0.15)	—	—	(0.15)	41.27	26.42	26.29	0.65	0.65	0.29	0.29	10,523	95
Year ended May 31, 2023	37.23	(0.06)	(4.40)	—	(4.46)	—	—	—	—	32.77	(11.99)	(11.60)	0.65	0.65	(0.19)	(0.19)	21,789	107
Year ended May 31, 2022	78.80	0.08	(41.65)	—	(41.57)	—	—	—	—	37.23	(52.75)	(52.96)	0.65	0.65	0.13	0.13	21,781	124
Year ended May 31, 2021	68.72	1.17(l)	10.14	—	11.31	(1.23)	—	—	(1.23)	78.80	16.23	16.41	0.65	0.65	1.36(l)	1.36(l)	100,467	77
Year ended May 31, 2020	51.09	(0.17)	17.80	—	17.63	—	—	—	—	68.72	34.52	34.29	0.65	0.65	(0.31)	(0.31)	183,132	89

FINANCIAL HIGHLIGHTS :: 203
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Merger ETF
Year ended May 31, 2024	$38.34	$0.81	$1.91	$0.01	$2.73	$(0.89)	$—	$—	$(0.89)	$40.18	7.15%	7.13%	1.83%	0.75%	0.96%	2.05%	$10,045	283%
Year ended May 31, 2023	40.24	0.37	(1.98)	—	(1.61)	(0.29)	—	—	(0.29)	38.34	(4.01)	(4.60)	1.45	0.75	0.23	0.93	13,420	235
Year ended May 31, 2022	40.82	0.05	(0.48)	—	(0.43)	(0.15)	—	—	(0.15)	40.24	(1.07)	(0.90)	1.19	0.75	(0.31)	0.13	70,416	262
Year ended May 31, 2021	37.64	0.26	3.01	—	3.27	(0.09)	—	—	(0.09)	40.82	8.72	8.91	1.68	0.75	(0.27)	0.65	42,863	315
Year ended May 31, 2020	37.24	0.01	0.69	—	0.70	(0.30)	—	—	(0.30)	37.64	1.86	1.52	3.49	0.75	(2.73)	0.02	7,527	249
Metaverse ETF
Year ended May 31, 2024	36.44	0.30	5.57	—	5.87	(0.28)	—	—	(0.28)	42.03	16.21	16.07	0.58	0.58	0.77	0.77	5,885	55
Year ended May 31, 2023	35.55	0.18	0.86(i)	—	1.04	(0.13)	—	(0.02)	(0.15)	36.44	2.97	2.94	0.58	0.58	0.55	0.55	6,195	67
March 15, 2022* through May 31, 2022	40.00	(0.03)	(4.42)	—	(4.45)	—	—	—	—	35.55	(11.12)	(11.10)	0.58	0.58	(0.32)	(0.32)	7,822	20
MSCI EAFE Dividend Growers ETF
Year ended May 31, 2024	36.98	0.79	1.47	—	2.26	(0.89)	—	—	(0.89)	38.35	6.20	6.00	0.50	0.50	2.13	2.13	76,312	36
Year ended May 31, 2023	37.29	0.71	(0.39)	—	0.32	(0.63)	—	—	(0.63)	36.98	1.00	1.46	0.50	0.50	1.99	1.99	93,186	27
Year ended May 31, 2022	46.06	0.69	(8.12)	—	(7.43)	(1.34)	—	—	(1.34)	37.29	(16.64)	(16.70)	0.50	0.50	1.57	1.57	107,402	44
Year ended May 31, 2021	36.18	0.79	9.73	—	10.52	(0.64)	—	—	(0.64)	46.06	29.37	29.46	0.50	0.50	1.90	1.90	138,649	57
Year ended May 31, 2020	35.92	0.66	0.38(i)	—	1.04	(0.78)	—	—	(0.78)	36.18	2.82	2.65	0.51	0.51	1.78	1.78	116,855	81
MSCI Emerging Markets Dividend Growers ETF
Year ended May 31, 2024	45.47	0.93	(1.61)	—	(0.68)	(0.80)	—	—	(0.80)	43.99	(1.49)	(1.65)	0.60	0.60	2.10	2.10	12,536	82
Year ended May 31, 2023	50.50	1.08	(4.52)	—	(3.44)	(1.59)	—	—	(1.59)	45.47	(6.75)	(6.11)	0.60	0.60	2.32	2.32	16,143	68
Year ended May 31, 2022	62.02	1.17	(11.39)	—	(10.22)	(1.30)	—	—	(1.30)	50.50	(16.72)	(18.25)	0.60	0.60	2.06	2.06	17,424	67
Year ended May 31, 2021	45.70	1.73	16.35	—	18.08	(1.76)	—	—	(1.76)	62.02	40.52	41.04	0.60	0.60	3.16	3.16	22,637	78
Year ended May 31, 2020	56.45	1.23	(10.58)	—	(9.35)	(1.40)	—	—	(1.40)	45.70	(16.99)	(16.96)	0.61	0.61	2.29	2.29	22,165	51

204 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
MSCI Europe Dividend Growers ETF
Year ended May 31, 2024	$44.10	$0.80	$4.59	$—	$5.39	$(0.89)	$—	$—	$(0.89)	$48.60	12.42%	11.61%	0.55%	0.55%	1.77%	1.77%	$7,047	31%
Year ended May 31, 2023	43.62	0.79	0.41(i)	—	1.20	(0.72)	—	—	(0.72)	44.10	2.96	3.43	0.55	0.55	1.91	1.91	8,600	20
Year ended May 31, 2022	51.67	0.85	(7.66)	—	(6.81)	(1.24)	—	—	(1.24)	43.62	(13.59)	(13.73)	0.55	0.55	1.67	1.67	13,739	40
Year ended May 31, 2021	39.41	0.85	11.96	—	12.81	(0.55)	—	—	(0.55)	51.67	32.81	33.22	0.55	0.55	1.88	1.88	9,559	57
Year ended May 31, 2020	38.72	0.68	0.95	—	1.63	(0.94)	—	—	(0.94)	39.41	4.18	4.35	0.56	0.56	1.68	1.68	7,686	92
MSCI Transformational Changes ETF
Year ended May 31, 2024	34.87	0.24	6.63	0.01	6.88	(0.28)	—	—	(0.28)	41.47	19.87	19.84	0.45	0.45	0.64	0.64	8,295	42
Year ended May 31, 2023	34.91	0.17	0.18(i)	—(h)	0.35	(0.39)	—	—	(0.39)	34.87	1.09	1.07	0.45	0.45	0.51	0.51	10,460	28
Year ended May 31, 2022	43.76	0.13	(8.87)	—	(8.74)	(0.11)	—	—	(0.11)	34.91	(20.03)	(20.15)	0.45	0.45	0.31	0.31	29,676	33
October 14, 2020* through May 31, 2021	40.00	0.12	3.66	—(h)	3.78	(0.02)	—	—	(0.02)	43.76	9.47	9.42	0.45	0.45	0.46	0.46	47,047	44
Nanotechnology ETF
Year ended May 31, 2024	37.37	0.11	12.15	—(h)	12.26	(0.13)	—	—	(0.13)	49.50	32.92	32.91	0.58	0.58	0.25	0.25	6,188	42
Year ended May 31, 2023	33.96	0.14	3.41	—	3.55	(0.14)	—	—	(0.14)	37.37	10.57	10.69	0.58	0.58	0.45	0.45	2,803	42
October 26, 2021* through May 31, 2022	40.00	0.04	(6.06)	0.01	(6.01)	(0.03)	—	—	(0.03)	33.96	(15.05)	(15.09)	0.58	0.58	0.18	0.18	2,547	32
Nasdaq-100 Dorsey Wright Momentum ETF
Year ended May 31, 2024	33.59	(0.01)	9.68	—	9.67	(0.02)	—	—	(0.02)	43.24	28.78	28.80	0.58	0.58	(0.02)	(0.02)	12,107	129
Year ended May 31, 2023	34.22	0.08	(0.58)	—	(0.50)	(0.12)	—	(0.01)	(0.13)	33.59	(1.44)	(1.52)	0.58	0.58	0.25	0.25	10,414	144
Year ended May 31, 2022	42.08	0.01	(7.82)	—	(7.81)	(0.05)	—	—	(0.05)	34.22	(18.60)	(18.68)	0.58	0.58	0.03	0.03	18,477	168
May 18, 2021* through May 31, 2021	40.00	0.04	2.04	—	2.08	—	—	—	—	42.08	5.20	5.25	0.58	0.58	2.90	2.90	4,208	—

FINANCIAL HIGHLIGHTS :: 205
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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Nasdaq-100 High Income ETF
March 18, 2024* through May 31, 2024	$40.00	$0.04	$1.18	$—	$1.22	$(0.36)	$—	$—	$(0.36)	$40.86	3.10%	3.03%	0.55%	0.55%	0.52%	0.52%	$22,881	3%
On-Demand ETF
Year ended May 31, 2024	22.05	(0.06)	6.13	—	6.07	(0.19)	—	—	(0.19)	27.93	27.67	28.09	0.58	0.58	(0.25)	(0.25)	698	31
Year ended May 31, 2023	21.73	(0.07)	0.39	—	0.32	—	—	—	—	22.05	1.46	1.67	0.58	0.58	(0.35)	(0.35)	551	42
October 26, 2021* through May 31, 2022	40.00	(0.05)	(18.22)	0.01	(18.26)	(0.01)	—	—	(0.01)	21.73	(45.66)	(46.02)	0.58	0.58	(0.30)	(0.30)	1,087	35
Online Retail ETF
Year ended May 31, 2024	29.40	0.10	11.04	—	11.14	(0.05)	—	—	(0.05)	40.49	37.88	37.84	0.58	0.58	0.28	0.28	98,786	81
Year ended May 31, 2023	34.86	(0.07)	(5.39)	—	(5.46)	—	—	—	—	29.40	(15.68)	(15.69)	0.58	0.58	(0.21)	(0.21)	93,778	97
Year ended May 31, 2022	75.70	0.17	(41.01)	—	(40.84)	—	—	—	—	34.86	(53.95)	(53.95)	0.58	0.58	0.27	0.27	321,103	113
Year ended May 31, 2021	47.31	0.63	28.70	—	29.33	(0.94)	—	—	(0.94)	75.70	62.18	62.54	0.58	0.58	0.84	0.84	1,052,262	91
Year ended May 31, 2020	35.24	(0.09)	12.16	—	12.07	—	—	—	—	47.31	34.25	34.08	0.58	0.58	(0.23)	(0.23)	131,516	81
Pet Care ETF
Year ended May 31, 2024	47.74	0.22	5.82	—	6.04	(0.19)	—	—	(0.19)	53.59	12.70	12.26	0.50	0.50	0.44	0.44	71,004	72
Year ended May 31, 2023	56.85	0.21	(9.07)	—	(8.86)	(0.25)	—	—	(0.25)	47.74	(15.58)	(15.40)	0.50	0.50	0.42	0.42	90,702	38
Year ended May 31, 2022	77.76	0.17	(20.92)	—	(20.75)	(0.16)	—	—	(0.16)	56.85	(26.74)	(26.76)	0.50	0.50	0.23	0.23	173,388	49
Year ended May 31, 2021	47.27	0.16	30.44	—	30.60	(0.11)	—	—	(0.11)	77.76	64.79	64.24	0.50	0.50	0.23	0.23	303,265	45
Year ended May 31, 2020	39.94	0.14	7.34	—	7.48	(0.15)	—	—	(0.15)	47.27	18.79	19.21	0.50	0.50	0.33	0.33	60,275	66

206 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
Russell 2000 Dividend Growers ETF
Year ended May 31, 2024	$56.74	$1.81	$6.74	$—	$8.55	$(1.75)	$—	$—	$(1.75)	$63.54	15.22%	15.25%	0.40%	0.40%	2.98%	2.98%	$761,151	44%
Year ended May 31, 2023	62.40	1.61	(5.72)	—	(4.11)	(1.55)	—	—	(1.55)	56.74	(6.67)	(6.58)	0.40	0.40	2.63	2.63	776,831	33
Year ended May 31, 2022	67.03	1.45	(4.66)	—	(3.21)	(1.42)	—	—	(1.42)	62.40	(4.80)	(4.94)	0.40	0.40	2.27	2.27	864,913	58
Year ended May 31, 2021	49.66	1.27	17.27	—	18.54	(1.17)	—	—	(1.17)	67.03	38.00	38.03	0.40	0.40	2.23	2.23	924,290	60
Year ended May 31, 2020	57.13	1.31	(7.44)	—	(6.13)	(1.34)	—	—	(1.34)	49.66	(10.96)	(10.99)	0.41	0.41	2.30	2.30	588,955	33
Russell U.S. Dividend Growers ETF
Year ended May 31, 2024	44.28	1.13	2.40	—	3.53	(1.15)	—	—	(1.15)	46.66	8.02	8.05	0.35	0.35	2.46	2.46	7,466	22
Year ended May 31, 2023	47.21	1.07	(2.90)	—	(1.83)	(1.10)	—	—	(1.10)	44.28	(3.90)	(3.98)	0.35	0.35	2.32	2.32	10,628	22
Year ended May 31, 2022	48.73	1.00	(1.39)	—	(0.39)	(1.13)	—	—	(1.13)	47.21	(0.79)	(0.82)	0.35	0.35	2.07	2.07	13,692	21
Year ended May 31, 2021	36.25	0.98	12.49	—	13.47	(0.99)	—	—	(0.99)	48.73	37.80	37.79	0.35	0.35	2.36	2.36	28,262	22
November 5, 2019* through May 31, 2020	40.00	0.49	(3.98)	—	(3.49)	(0.26)	—	—	(0.26)	36.25	(8.62)	(8.53)	0.36	0.36	2.35	2.35	21,390	8
S&P 500® Dividend Aristocrats ETF
Year ended May 31, 2024	87.64	2.00	10.47	—	12.47	(2.03)	—	—	(2.03)	98.08	14.35	14.27	0.35	0.35	2.13	2.13	11,808,758	21
Year ended May 31, 2023	91.95	1.90	(4.46)	—	(2.56)	(1.75)	—	—	(1.75)	87.64	(2.76)	(2.71)	0.35	0.35	2.12	2.12	10,731,445	22
Year ended May 31, 2022	92.20	1.87	(0.28)	—	1.59	(1.84)	—	—	(1.84)	91.95	1.72	1.67	0.35	0.35	2.01	2.01	10,243,530	18
Year ended May 31, 2021	67.00	1.78	25.16	—	26.94	(1.74)	—	—	(1.74)	92.20	40.88	41.10	0.35	0.35	2.26	2.26	8,639,244	21
Year ended May 31, 2020	65.14	1.58	1.81(i)	—	3.39	(1.53)	—	—	(1.53)	67.00	5.22	5.11	0.35	0.35	2.28	2.28	5,755,149	29

FINANCIAL HIGHLIGHTS :: 207
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
S&P 500® Ex-Energy ETF
Year ended May 31, 2024(q)	$44.67	$0.68	$11.80	$—	$12.48	$(0.66)	$—	$—	$(0.66)	$56.49	28.16%	28.02%	0.13%	0.09%	1.31%	1.35%	$50,842	4%
Year ended May 31, 2023(q)	43.88	0.64	0.77	—	1.41	(0.62)	—	—	(0.62)	44.67	3.35	3.47	0.13	0.09	1.48	1.52	35,293	4
Year ended May 31, 2022(q)	45.54	0.52	(1.67)	—	(1.15)	(0.51)	—	—	(0.51)	43.88	(2.61)	(2.71)	0.23	0.21	1.08	1.09	25,892	2
Year ended May 31, 2021(q)	32.97	0.48	12.56	—	13.04	(0.47)	—	—	(0.47)	45.54	39.88	39.84	0.27	0.27	1.21	1.21	25,047	8
Year ended May 31, 2020(q)	29.20	0.52	3.72	—	4.24	(0.47)	—	—	(0.47)	32.97	14.62	14.67	0.27	0.27	1.63	1.63	16,814	4
S&P 500® Ex-Financials ETF
Year ended May 31, 2024(q)	45.17	0.69	11.77	—	12.46	(0.61)	—	—	(0.61)	57.02	27.78	27.61	0.13	0.09	1.30	1.34	60,443	4
Year ended May 31, 2023(q)	43.57	0.68	1.49	—	2.17	(0.57)	—	—	(0.57)	45.17	5.11	4.99	0.13	0.09	1.56	1.60	37,490	8
Year ended May 31, 2022(q)	44.05	0.52	(0.50)	—	0.02	(0.50)	—	—	(0.50)	43.57	(0.03)	0.00(j)	0.23	0.21	1.10	1.12	8,279	3
Year ended May 31, 2021(q)	32.48	0.48	11.53	—	12.01	(0.44)	—	—	(0.44)	44.05	37.22	37.03	0.27	0.27	1.23	1.23	7,488	5
Year ended May 31, 2020(q)	28.42	0.51	4.05	—	4.56	(0.50)	—	—	(0.50)	32.48	16.19	16.50	0.27	0.27	1.65	1.65	4,223	4
S&P 500® Ex-Health Care ETF
Year ended May 31, 2024(q)	43.76	0.70	12.41	—	13.11	(0.64)	—	—	(0.64)	56.23	30.19	30.03	0.13	0.09	1.36	1.40	20,806	4
Year ended May 31, 2023(q)	42.94	0.70	0.79	—	1.49	(0.67)	—	—	(0.67)	43.76	3.65	3.68	0.13	0.09	1.64	1.68	16,191	5
Year ended May 31, 2022(q)	44.28	0.54	(1.30)	—	(0.76)	(0.58)	—	—	(0.58)	42.94	(1.83)	(1.88)	0.23	0.21	1.15	1.16	3,865	3
Year ended May 31, 2021(q)	31.44	0.54	12.85	—	13.39	(0.55)	—	—	(0.55)	44.28	43.08	43.07	0.27	0.27	1.39	1.39	3,985	29
Year ended May 31, 2020(q)	28.78	0.56	2.65	—	3.21	(0.55)	—	—	(0.55)	31.44	11.21	11.27	0.27	0.27	1.79	1.79	2,201	5

208 :: FINANCIAL HIGHLIGHTS
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
S&P 500® Ex-Technology ETF
Year ended May 31, 2024	$68.66	$1.33	$15.05	$—	$16.38	$(1.17)	$—	$—	$(1.17)	$83.87	24.05%	24.01%	0.13%	0.09%	1.68%	1.73%	$52,836	8%
Year ended May 31, 2023	71.84	1.33	(3.27)	—	(1.94)	(1.24)	—	—	(1.24)	68.66	(2.63)	(2.68)	0.13	0.09	1.89	1.93	30,209	6
Year ended May 31, 2022	73.72	1.07	(1.94)	—	(0.87)	(1.01)	—	—	(1.01)	71.84	(1.25)	(1.32)	0.22	0.21	1.39	1.41	9,340	4
Year ended May 31, 2021	53.97	0.96	19.79	—	20.75	(1.00)	—	—	(1.00)	73.72	38.92	38.98	0.27	0.27	1.48	1.48	7,372	15
Year ended May 31, 2020	52.09	1.04	1.87(i)	—	2.91	(1.03)	—	—	(1.03)	53.97	5.64	5.67	0.27	0.27	1.89	1.89	2,699	5
S&P 500® High Income ETF
December 18, 2023* through May 31, 2024	40.00	0.17	3.77	—	3.94	(1.47)	—	—	(1.47)	42.47	10.03	10.00	0.55	0.55	0.92	0.92	149,072	7
S&P Global Core Battery Metals ETF
Year ended May 31, 2024	35.56	0.64	(4.29)	—	(3.65)	(0.75)	—	—	(0.75)	31.16	(10.46)	(10.11)	0.58	0.58	2.01	2.01	2,337	56
November 29, 2022* through May 31, 2023	40.00	0.39	(4.82)	0.04	(4.39)	(0.05)	—	—	(0.05)	35.56	(10.98)	(11.26)	0.58	0.58	2.00	2.00	2,667	16
S&P Kensho Cleantech ETF
Year ended May 31, 2024	30.75	0.10	(5.72)	—	(5.62)	(0.04)	—	—	(0.04)	25.09	(18.27)	(18.25)	0.58	0.58	0.37	0.37	3,763	37
Year ended May 31, 2023	30.56	(0.08)	0.27(i)	—	0.19	—	—	—	—	30.75	0.63	0.56	0.58	0.58	(0.24)	(0.24)	6,150	39
September 29, 2021* through May 31, 2022	40.00	(0.07)	(9.37)	—(h)	(9.44)	—	—	—	—	30.56	(23.61)	(23.60)	0.58	0.58	(0.27)	(0.27)	3,056	40
S&P Kensho Smart Factories ETF
Year ended May 31, 2024	34.63	0.17	2.92	—	3.09	(0.22)	—	—	(0.22)	37.50	8.94	8.84	0.58	0.58	0.46	0.46	937	32
Year ended May 31, 2023	32.30	0.05	2.38(i)	—	2.43	(0.08)	—	(0.02)	(0.10)	34.63	7.53	7.56	0.58	0.58	0.16	0.16	866	26
September 29, 2021* through May 31, 2022	40.00	0.04	(7.74)	—(h)	(7.70)	—	—	—	—	32.30	(19.24)	(19.28)	0.58	0.58	0.16	0.16	2,423	42

FINANCIAL HIGHLIGHTS :: 209
PROSHARES.COM

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)
S&P MidCap 400® Dividend Aristocrats ETF
Year ended May 31, 2024	$66.89	$1.77	$8.77	$—	$10.54	$(1.70)	$—	$—	$(1.70)	$75.73	15.93%	15.99%	0.40%	0.40%	2.47%	2.47%	$1,530,592	33%
Year ended May 31, 2023	71.95	1.74	(5.13)	—	(3.39)	(1.67)	—	—	(1.67)	66.89	(4.75)	(4.79)	0.40	0.40	2.46	2.46	1,515,131	29
Year ended May 31, 2022	73.38	1.93	(1.47)	—	0.46	(1.89)	—	—	(1.89)	71.95	0.71	0.62	0.40	0.40	2.70	2.70	1,105,226	34
Year ended May 31, 2021	52.54	1.51	20.78	—	22.29	(1.45)	—	—	(1.45)	73.38	43.17	43.37	0.40	0.40	2.45	2.45	1,040,520	31
Year ended May 31, 2020	55.48	1.36	(2.90)	—	(1.54)	(1.40)	—	—	(1.40)	52.54	(2.77)	(2.83)	0.41	0.41	2.43	2.43	680,406	37
S&P Technology Dividend Aristocrats ETF
Year ended May 31, 2024	61.41	0.86	11.45	—	12.31	(0.82)	—	—	(0.82)	72.90	20.17	20.05	0.45	0.45	1.27	1.27	269,017	24
Year ended May 31, 2023	58.90	0.92	2.50	—	3.42	(0.91)	—	—	(0.91)	61.41	6.01	5.98	0.45	0.45	1.60	1.60	171,956	32
Year ended May 31, 2022	58.17	0.84	0.64	—	1.48	(0.75)	—	—	(0.75)	58.90	2.48	2.46	0.45	0.45	1.37	1.37	109,560	24
Year ended May 31, 2021	40.17	0.67	17.93	—	18.60	(0.60)	—	—	(0.60)	58.17	46.67	46.59	0.45	0.45	1.33	1.33	97,734	43
November 5, 2019* through May 31, 2020	40.00	0.36	0.00(h)	—	0.36	(0.19)	—	—	(0.19)	40.17	0.98	1.06	0.46	0.46	1.66	1.66	40,571	31
Smart Materials ETF
Year ended May 31, 2024	30.95	0.43	2.74	—	3.17	(0.30)	—	—	(0.30)	33.82	10.26	10.21	0.58	0.58	1.33	1.33	1,691	44
Year ended May 31, 2023	35.36	0.39	(4.48)	—	(4.09)	(0.32)	—	—	(0.32)	30.95	(11.50)	(11.02)	0.58	0.58	1.27	1.27	1,547	45
October 26, 2021* through May 31, 2022	40.00	0.21	(4.69)	0.01	(4.47)	(0.17)	—	—	(0.17)	35.36	(11.20)	(11.48)	0.58	0.58	0.93	0.93	1,768	50
Supply Chain Logistics ETF
Year ended May 31, 2024	37.21	1.10	3.63	—	4.73	(1.90)	—	—	(1.90)	40.04	13.00	13.10	0.58	0.58	2.79	2.79	2,002	23
Year ended May 31, 2023	40.11	1.59	(3.42)	—	(1.83)	(1.07)	—	—	(1.07)	37.21	(4.27)	(4.15)	0.58	0.58	4.37	4.37	1,860	20
April 6, 2022* through May 31, 2022	40.00	0.14	(0.05)	0.02	0.11	—	—	—	—	40.11	0.29	(0.18)	0.58	0.58	2.36	2.36	2,006	10
*
Commencement of investment operations.
†
Consolidated Statement of Financial Highlights.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.

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(b)
Includes transaction fees associated with the issuance and redemption of Creation Units.
(c)
Not annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)
Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h)
Per share amount is less than $0.005.
(i)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j)
Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.
(k)
During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.
(l)
Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(m)
Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n)
Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(o)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(p)
Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(q)
Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.
#
Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
##
Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.

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Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about each Fund in its current SAI, dated September 27, 2024, as may be amended from time to time, and in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, which have been filed electronically with the SEC and which are incorporated by reference into, and are legally a part of, this Prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Copies of the SAI, and each Fund’s annual and semi-annual reports and other information such as Fund financial statements are available, free of charge, online at each Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2024 ProShare Advisors LLC. All rights reserved.SEPT-24

PROSPECTUS  September 27, 2024

BITI	Short Bitcoin ETF
SETH	Short Ether ETF
BITU	Ultra Bitcoin ETF
ETHT	Ultra Ether ETF
SBIT	UltraShort Bitcoin ETF
ETHD	UltraShort Ether ETF

All Funds are listed on NYSE Arca (“Exchange”).
Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

3	Summary Section
4	Short Bitcoin ETF
12	Short Ether ETF
19	Ultra Bitcoin ETF
26	Ultra Ether ETF
33	UltraShort Bitcoin ETF
39	UltraShort Ether ETF
46	Investment Objectives, Principal Investment Strategies and Related Risks
66	Management of ProShares Trust
68	Determination of NAV
68	Distributions
68	Dividend Reinvestment Services
69	Taxes
72	Financial Highlights

 :: 3
PROSHARES.COM

Summary Section

4 :: Short Bitcoin ETF
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Investment Objective
ProShares Short Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of bitcoin. The Fund does not directly short bitcoin.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.08%
Total Annual Fund Operating Expenses	1.03%
1
Other Expenses include 0.08% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of bitcoin. The Fund does not directly short bitcoin.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited

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and bitcoin presently is not widely accepted as a means of payment.
The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “BITCOIN”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as bitcoin. These derivatives principally include:
○Bitcoin Futures Contracts – Standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month bitcoin futures.
In order to obtain inverse or “short” exposure, the Fund intends to enter into cash-settled bitcoin futures contracts as the “seller.” In simplest terms, in a cash-settled futures market the seller pays the counterparty if the price of a futures contract goes up and receives cash from the counterparty if the price of the futures contract goes down.
○Swap Agreements – The Fund typically enters into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark, such as exchange-traded funds (“ETFs”) or indexes. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the

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Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
In order to maintain its inverse exposure to the Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence of backwardation would be expected to adversely affect the performance of the Fund.
Conversely, futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling short futures contracts that are in contango, the Fund will close its short position by buying the expiring contract at a relatively lower price and selling a longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund.
The Fund expects to gain inverse exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains short exposure to bitcoin in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short bitcoin. Investors seeking to short bitcoin directly should consider an investment other than the Fund. While the performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of “spot” bitcoin, there can be no guarantee that this will continue. “Spot” bitcoin refers to bitcoin that can be purchased immediately.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.

   Short Bitcoin ETF :: 7
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Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-90%	90%	890.0%	839.4%	678.8%	469.8%	267.9%
-80%	80%	395.0%	369.7%	289.4%	184.9%	83.9%
-70%	70%	230.0%	213.1%	159.6%	89.9%	22.6%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
70%	-70%	-41.8%	-44.7%	-54.2%	-66.5%	-78.4%
80%	-80%	-45.0%	-47.8%	-56.7%	-68.3%	-79.6%
90%	-90%	-47.9%	-50.6%	-59.0%	-70.0%	-80.6%
100%	-100%	-50.5%	-53.0%	-61.1%	-71.5%	-81.6%
‘
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 64.83%. The Index’s highest May to May volatility rate during the five-year period was 79.54% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 51.35%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Bitcoin Market Volatility Risk – The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s inverse exposure to bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by

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steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, bitcoin prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
●Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin futures, which could decrease the correlation between the performance of bitcoin futures and spot bitcoin.
●Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin futures contracts is based on a number of factors, including the supply of and the demand for bitcoin futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for bitcoin futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like bitcoin futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of bitcoin. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of bitcoin futures contracts and decrease the correlation between the performance of bitcoin futures contracts and bitcoin, over short or even long-term periods. In the event that there are persistent disconnects between bitcoin and bitcoin futures, the Fund may not be able to obtain the desired inverse exposure and may not be able to achieve its investment objective.
Moreover, price differences between bitcoin and bitcoin futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.
●Cost of Futures Investment Risk – As discussed above, when a bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract. This means it will generally exit its position in such contract and enter into a new position in a bitcoin futures contract with a later expiration date. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. Backwardation in the bitcoin futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation may cause bitcoin futures to perform differently than spot bitcoin and may limit or prevent the Fund from achieving its investment objective.
●Bitcoin Futures Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain inverse exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Bitcoin Risk – Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the

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acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network.
As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause significant volatility in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Alternatively, legal or regulatory changes may increase the acceptance and adoption of bitcoin. The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of bitcoin.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has a significant portion of its value in bitcoin futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the bitcoin futures held by the Fund and bitcoin may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value

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of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining inverse exposure to bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on bitcoin futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-66.18%
2023

Best Quarter	(ended	9/30/2023	):	13.00%
Worst Quarter	(ended	3/31/2023	):	-47.82%
Year-to-Date	(ended	6/30/2024	):	-34.98%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	-66.18%	-51.26%	6/19/2022
After Taxes on Distributions	-66.51%	-51.57%	—
After Taxes on Distributions and Sale of Shares	-39.10%	-37.14%	—
Bloomberg Bitcoin Index[1]	153.85%	57.95%	—
S&P 500® Index[2]	26.29%	18.77%	—
1
Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
2
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

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not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Short Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Ethereum Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of ether. The Fund does not directly short ether.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.08%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.03%
Fee Waiver/Reimbursement[2]	-0.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
Other Expenses include 0.08% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
2
ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive fees or reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by futures commission merchants through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$320	$561	$1,252
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of ether. The Fund does not directly short ether.
Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules

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and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).
The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.
The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “ETHEREUM”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as ether. These derivatives principally include:
○Ether Futures Contracts – Standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month ether futures.
In order to obtain inverse or “short” exposure, the Fund intends to enter into cash-settled ether futures contracts as the “seller.” In simplest terms, in a cash-settled futures market the seller pays the counterparty if the price of a futures contract goes up and receives cash from the counterparty if the price of the futures contract goes down. The Fund may also invest in back-month ether futures contracts. Front-month ether futures contracts are those contracts with the shortest time to maturity. Back-month ether futures contracts are those with longer times to maturity.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
In order to maintain its inverse exposure to the Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence

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of backwardation would be expected to adversely affect the performance of the Fund.
Conversely, futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling short futures contracts that are in contango, the Fund will close its short position by buying the expiring contract at a relatively lower price and selling a longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund.
The Fund expects to gain inverse exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains short exposure to ether in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short ether. Investors seeking to short ether directly should consider an investment other than the Fund. While the performance of ether futures contracts, in general, has historically been highly correlated to the performance of “spot” ether, there can be no guarantee that this will continue. “Spot” ether refers to ether that can be purchased immediately.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the

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annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-90%	90%	890.0%	839.4%	678.8%	469.8%	267.9%
-80%	80%	395.0%	369.7%	289.4%	184.9%	83.9%
-70%	70%	230.0%	213.1%	159.6%	89.9%	22.6%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
70%	-70%	-41.8%	-44.7%	-54.2%	-66.5%	-78.4%
80%	-80%	-45.0%	-47.8%	-56.7%	-68.3%	-79.6%
90%	-90%	-47.9%	-50.6%	-59.0%	-70.0%	-80.6%
100%	-100%	-50.5%	-53.0%	-61.1%	-71.5%	-81.6%
‘
Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 81.42%. The Index’s highest May to May volatility rate during the five-year period was 101.16% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 70.45%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Ether Market Volatility Risk – The prices of ether and ether futures have historically been highly volatile. The value of the Fund’s inverse exposure to ether futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. During 2023 and 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.
●Liquidity Risk — The market for the ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of ether futures, which could decrease the correlation between the performance of ether futures and spot ether.

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●Ether Futures Risk – The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to ether futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In the event that there are persistent disconnects between ether and ether futures, the Fund may not be able to obtain the desired inverse exposure and may not be able to achieve its investment objective.
In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month ether future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of ether. Moreover, price differences between ether and ether futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.
●Cost of Futures Investment Risk – As discussed above, when a ether futures contract is nearing expiration, the Fund will “roll” the futures contract. This means it will generally exit its position in such contract and enter into a new position in a ether futures contract with a later expiration date. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. Backwardation in the ether futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation may cause ether futures to perform differently than spot ether and may limit or prevent the Fund from achieving its investment objective.
●Ether Futures Capacity Risk – If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain inverse exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked

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ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may increase the acceptance and adoption of ether. In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant increase in the volatility of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of ether and ether futures.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has a significant portion of its value in ether futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the ether futures held by the Fund and ether may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation

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and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining inverse exposure to ether futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on ether futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Man
ager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Ultra Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Bitcoin Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of bitcoin. The Fund does not invest directly in bitcoin.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.95%
1
“Other Expenses” are estimated.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of bitcoin. The Fund does not invest directly in bitcoin.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited and bitcoin presently is not widely accepted as a means of payment.
The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction

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records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “BITCOIN”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as bitcoin. These derivatives principally include:
○Swap Agreements – The Fund typically enters into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark, such as exchange-traded funds (“ETFs”) or indexes. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. As of the date of this Prospectus, it is expected that the Fund will gain swap exposure to bitcoin by entering into one or more swap agreements that use a single U.S.-traded ETF that holds spot bitcoin (each a “Spot Bitcoin ETF”) as a reference asset. The Fund may have exposure to bitcoin through swap transactions that provide exposure to only a single Spot Bitcoin ETF or may enter into transactions that when combined provide the Fund with exposure to multiple Spot Bitcoin ETFs. The Fund may have exposure to a single Spot ETF for extended periods of time. A Spot Bitcoin ETF used as a reference asset for one or more of the Fund’s swap transactions may change at any time based on a variety of factors, including counterparty terms; market conditions; and the fees, performance, and liquidity of those Spot Bitcoin ETFs.
○Bitcoin Futures Contracts – In certain circumstances, for example, if the Fund is unable to obtain the desired exposure to bitcoin using swap agreements, the Fund may obtain exposure to bitcoin through standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month bitcoin futures. Front-month bitcoin futures contracts are those contracts with the shortest time to maturity.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – When the Fund invests in bitcoin futures contracts, the Fund may engage in reverse repurchase agreements, a form of borrowing or leverage, and use the proceeds to help achieve the Fund’s investment objective.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a

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result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.
In order to maintain its exposure to bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain leveraged exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains leveraged exposure to bitcoin in a manner designed to provide leveraged exposure to the single day returns of the Index. The Fund does not directly buy bitcoin. Investors seeking exposure to bitcoin directly should consider an investment other than the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table

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shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 64.83%. The Index’s highest May to May volatility rate during the five-year period was 79.54% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 51.35%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF, including a Spot Bitcoin ETF, as the reference asset, the Fund will be subject to the risks of that ETF, including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. In particular, the index a Spot Bitcoin ETF uses to value its investments may be different from the Fund’s Index. Information about Spot Bitcoin ETFs provided to or filed with the SEC by a Spot Bitcoin ETF can be located by reference to the Spot Bitcoin ETF’s SEC file number through the SEC’s website at www.sec.gov. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Counterparties may impose margin requirements, exposure limits, and collateral requirements that may limit the Fund’s ability to achieve its desired leveraged exposure to bitcoin. In addition, the Fund has a limited number of counterparties, which may limit the ability of the Fund to obtain leveraged exposure to bitcoin. Moreover, the Fund generally structures its agreements so that the Fund or the counterparty can terminate the contract at any time without penalty. This means there is a risk that the Fund’s counterparties may terminate the Fund’s swap agreements and no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund that provide sufficient leveraged exposure to bitcoin. As an example, if the Index has a dramatic intraday move, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its Daily Target. If the Fund cannot obtain sufficient leveraged exposure to bitcoin, the Fund will not meet its Daily Target.
●Bitcoin Market Volatility Risk – The prices of bitcoin have historically been highly volatile. The value of the Fund’s leveraged exposure to bitcoin – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout

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bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, bitcoin prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
●Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin futures, which could decrease the correlation between the performance of bitcoin futures and spot bitcoin.
●Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin futures contracts is based on a number of factors, including the supply of and the demand for bitcoin futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for bitcoin futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like bitcoin futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of bitcoin. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of bitcoin futures contracts and decrease the correlation between the performance of bitcoin futures contracts and bitcoin, over short or even long-term periods. In the event that there are persistent disconnects between bitcoin and bitcoin futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective.
Moreover, price differences between bitcoin and bitcoin futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.
●Cost of Futures Investment Risk – As discussed above, when a bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a bitcoin futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause bitcoin futures and the Fund to underperform spot bitcoin. Both contango and backwardation would reduce the Fund’s correlation to spot bitcoin and may limit or prevent the Fund from achieving its investment objective.
●Bitcoin Futures Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain leveraged exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the

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end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Bitcoin Risk – Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin and the Fund.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has a significant exposure to bitcoin. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. The Fund may have significant exposure to a single Spot Bitcoin ETF that serves as the reference asset on a swap entered into by the Fund. As a result the Fund will be more susceptible to an adverse market, economic or regulatory event affecting such Spot Bitcoin ETF.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.

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●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, bitcoin may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining leveraged exposure to bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on bitcoin futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Ultra Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Ethereum Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of ether. The Fund does not invest directly in ether.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
The Fund’s ability to obtain leveraged exposure is limited at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). As a result, the Fund will not meet its investment objective on those days. The level of leveraged exposure the Fund seeks to have on these dates may be significantly lower than its Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.01%
Fee Waiver/Reimbursement[2]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.94%
1
“Other Expenses” are estimated and include 0.06% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
2
ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.94% through September 30, 2025. This agreement may not be terminated before that date without the approval of the Fund’s Board.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$96	$315
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are

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not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of ether. The Fund does not invest directly in ether.
Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).
The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.
The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “ETHEREUM”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as ether. These derivatives principally include:
○Ether Futures Contracts – Standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month ether futures. The Fund may also invest in back-month ether futures contracts. Front-month ether futures contracts are those contracts with the shortest time to maturity. Back-month ether futures contracts are those with longer times to maturity.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.

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In order to maintain its exposure to ether futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain leveraged exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets (including any borrowings) in the subsidiary at each quarter end of the Fund’s tax year. As a result, the Fund will be required to dispose of a portion of its futures contracts, will not be able to obtain leveraged exposure consistent with its Daily Target, and will not meet its investment objective as of the end of each tax quarter (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). The level of leveraged exposure the Fund seeks to have on these dates may be significantly lower than the Fund’s Daily Target. Exceeding the 25% limit may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains leveraged exposure to ether in a manner designed to provide leveraged exposure to the single day returns of the Index. The Fund does not directly buy ether. Investors seeking exposure to ether directly should consider an investment other than the Fund.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
The Fund’s ability to obtain leveraged exposure is limited at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025) by the Fund’s intention to qualify for RIC treatment. As a result, the Fund will not be able to obtain leveraged exposure consistent with its Daily Target and will not meet its investment objective on those days. The level of leveraged exposure the Fund seeks to have on these dates may be significantly lower than its Daily Target. The Fund intends to post on its website the approximate level of leveraged exposure it seeks to have at tax quarter-end after close of business on the business day prior to the Fund’s tax quarter-end (e.g., July 30, 2024, October 30, 2024, January 30, 2025, and April 29, 2025).
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. In addition, the table does not reflect the effect of reducing the Fund’s leveraged exposure at each tax quarter-end.
Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a

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-40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%
-80%	-160%	-96.0%	-96.2%	-96.9%	-97.7%	-98.5%
-70%	-140%	-91.1%	-91.5%	-93.0%	-94.9%	-96.7%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
70%	140%	186.1%	171.5%	125.1%	64.7%	6.3%
80%	160%	220.8%	204.4%	152.3%	84.6%	19.2%
90%	180%	257.4%	239.1%	181.1%	105.7%	32.8%
100%	200%	296.0%	275.8%	211.5%	127.9%	47.2%
Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 81.42%. The Index’s highest May to May volatility rate during the five-year period was 101.16% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 70.45%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
As an example, as a result of the Fund’s intention to qualify as a RIC, the Fund is unable to rebalance all or a portion of its investments at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025), because doing so would require the Fund to hold more than 25% of its total assets in its subsidiary. Consequently, at each tax quarter-end, the Fund will not be able to meet its investment objective on those days and the level of leveraged exposure the Fund seeks to have on these dates may be significantly lower than the Fund’s Daily Target.
●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Ether Market Volatility Risk – The prices of ether have historically been highly volatile. The value of the Fund’s leveraged exposure to ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. During 2023 and 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.
●Liquidity Risk — The market for the ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions

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also may impact the price of ether futures, which could decrease the correlation between the performance of ether futures and spot ether.
●Ether Futures Risk – The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to ether futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In the event that there are persistent disconnects between ether and ether futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective.
In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month ether future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of ether. Moreover, price differences between ether and ether futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.
●Cost of Futures Investment Risk – As discussed above, when a ether futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a ether futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures have historically experienced extended periods of contango. Contango in the ether futures market may have a significant adverse impact on the performance of the Fund and may cause ether futures and the Fund to underperform spot ether. Both contango and backwardation would reduce the Fund’s correlation to spot ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
●Ether Futures Capacity Risk – If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to ether futures contracts will cause the Fund’s performance to deviate from the Daily Target.
Additionally, as noted above, the ability of the Fund to obtain leveraged exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. As a result, the Fund will not be able to obtain leveraged exposure consistent with its Daily Target and will not meet its investment objective on the last business day of each tax quarter (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). Exceeding this amount on such dates would have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of

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the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.
In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not neces sarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.
Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has significant exposure to ether. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.

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●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, ether may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining leveraged exposure to ether futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on ether futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares UltraShort Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to two times the inverse (-2x) of the price of bitcoin. The Fund does not directly short bitcoin.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.95%
1
“Other Expenses” are estimated.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times the inverse (-2x) of the price of bitcoin. The Fund does not directly short bitcoin.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited and bitcoin presently is not widely accepted as a means of payment.
The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction

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records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “BITCOIN”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as bitcoin. These derivatives principally include:
○Swap Agreements – The Fund typically enters into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark, such as exchange-traded funds (“ETFs”) or indexes. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. As of the date of this Prospectus, it is expected that the Fund will gain swap exposure to bitcoin by entering into one or more swap agreements that use a single U.S.-traded ETF that holds spot bitcoin (each a “Spot Bitcoin ETF”) as a reference asset. The Fund may have exposure to bitcoin through swap transactions that provide exposure to only a single Spot Bitcoin ETF or may enter into transactions that when combined provide the Fund with exposure to multiple Spot Bitcoin ETFs. The Fund may have exposure to a single Spot ETF for extended periods of time. A Spot Bitcoin ETF used as a reference asset for one or more of the Fund’s swap transactions may change at any time based on a variety of factors, including counterparty terms; market conditions; and the fees, performance, and liquidity of those Spot Bitcoin ETFs.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains short exposure to bitcoin in a manner designed to provide inverse leveraged

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exposure to the single day returns of the Index. The Fund does not directly short bitcoin. Investors seeking to short bitcoin directly should consider an investment other than the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 64.83%. The Index’s highest May to May volatility rate during the five-year period was 79.54% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 51.35%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.

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●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF, including a Spot Bitcoin ETF, as the reference asset, the Fund will be subject to the risks of that ETF, including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. In particular, the index a Spot Bitcoin ETF uses to value its investments may be different from the Fund’s Index. Information about Spot Bitcoin ETFs provided to or filed with the SEC by a Spot Bitcoin ETF can be located by reference to the Spot Bitcoin ETF’s SEC file number through the SEC’s website at www.sec.gov. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Counterparties may impose margin requirements, exposure limits, and collateral requirements that may limit the Fund’s ability to achieve its desired inverse leveraged exposure to bitcoin. In addition, the Fund has a limited number of counterparties, which may limit the ability of the Fund to obtain inverse leveraged exposure to bitcoin. Moreover, the Fund generally structures its agreements so that the Fund or the counterparty can terminate the contract at any time without penalty. This means there is a risk that the Fund’s counterparties may terminate the Fund’s swap agreements and no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund that provide sufficient inverse leveraged exposure to bitcoin. As an example, if the Index has a dramatic intraday move, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its Daily Target. If the Fund cannot obtain sufficient inverse leveraged exposure to bitcoin, the Fund will not meet its Daily Target.
●Bitcoin Market Volatility Risk – The price of bitcoin has historically been highly volatile. The value of the Fund’s inverse leveraged exposure to bitcoin – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, bitcoin prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
●Bitcoin Risk – Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other

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participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network.
As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause significant volatility in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Alternatively, legal or regulatory changes may increase the acceptance and adoption of bitcoin. The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of bitcoin.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has a significant exposure to bitcoin. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. The Fund may have significant exposure to a single Spot Bitcoin ETF that serves as the reference asset on a swap entered into by the Fund. As a result the Fund will be more susceptible to an adverse market, economic or regulatory event affecting such Spot Bitcoin ETF.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, bitcoin may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask

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spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares UltraShort Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Ethereum Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to two times the inverse (-2x) of the price of ether. The Fund does not directly short ether.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately two times as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
The Fund’s ability to obtain inverse leveraged exposure is limited at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). As a result, the Fund will not meet its investment objective on those days. The level of inverse leveraged exposure the Fund seeks to have on these dates may be significantly lower than its Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	1.01%
1
“Other Expenses” are estimated and include 0.06% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$103	$322
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

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Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times the inverse (-2x) of the price of ether. The Fund does not directly short ether.
Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).
The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.
The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “ETHEREUM”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as ether. These derivatives principally include:
○Ether Futures Contracts – Standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month ether futures. The Fund may also invest in back-month ether futures contracts. Front-month ether futures contracts are those contracts with the shortest time to maturity. Back-month ether futures contracts are those with longer times to maturity.
In order to obtain inverse or “short” exposure, the Fund intends to enter into cash-settled ether futures contracts as the “seller.” In simplest terms, in a cash-settled futures market the seller pays the counterparty if the price of a futures contract goes up and receives cash from the counterparty if the price of the futures contract goes down.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit

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redemptions). As a result, the Fund’s exposure will need to be increased.
In order to maintain its inverse exposure to the Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence of backwardation would be expected to adversely affect the performance of the Fund.
Conversely, futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling short futures contracts that are in contango, the Fund will close its short position by buying the expiring contract at a relatively lower price and selling a longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund.
The Fund expects to gain inverse leveraged exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets (including any borrowings) in the subsidiary at each quarter end of the Fund’s tax year. As a result, the Fund will be required to dispose of a portion of its futures contracts, will not be able to obtain inverse leveraged exposure consistent with its Daily Target, and will not meet its investment objective as of the end of each tax quarter (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). The level of inverse leveraged exposure the Fund seeks to have on these dates may be significantly lower than the Fund’s Daily Target. Exceeding the 25% limit may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains short exposure to ether in a manner designed to provide inverse leveraged exposure to the single day returns of the Index. The Fund does not directly short ether. Investors seeking to short ether directly should consider an investment other than the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
The Fund’s ability to obtain inverse leveraged exposure is limited at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025) by the Fund’s intention to qualify for RIC treatment. As a result, the Fund will not be able to obtain inverse leveraged exposure consistent with its Daily Target and will not meet its investment objective on those days. The level of inverse leveraged exposure the Fund seeks to have on these dates may be significantly lower than its Daily Target. The Fund intends to post on its website the approximate level of inverse leveraged exposure it seeks to have at tax quarter-end after close of business on the business day prior to the Fund’s tax quarter-end (e.g., July 30, 2024, October 30, 2024, January 30, 2025, and April 29, 2025).
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You

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may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. In addition, the table does not reflect the effect of reducing the Fund’s inverse leveraged exposure at each tax quarter-end.
Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -67.2%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Two Times the Inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%
-90%	180%	9604.5%	8190.3%	4623.7%	1749.8%	397.9%
-80%	160%	2326.1%	1972.6%	1080.9%	362.5%	24.5%
-70%	140%	978.3%	821.1%	424.9%	105.5%	-44.7%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
70%	-140%	-66.4%	-71.3%	-83.7%	-93.6%	-98.3%
80%	-160%	-70.0%	-74.4%	-85.4%	-94.3%	-98.5%
90%	-180%	-73.1%	-77.0%	-86.9%	-94.9%	-98.6%
100%	-200%	-75.7%	-79.3%	-88.2%	-95.4%	-98.8%
Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 81.42%. The Index’s highest May to May volatility rate during the five-year period was 101.16% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 70.45%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
As an example, as a result of the Fund’s intention to qualify as a RIC, the Fund is unable to rebalance all or a portion of its investments at each tax quarter-end (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025), because doing so would require the Fund to hold more than 25% of its total assets in its subsidiary. Consequently, at each tax quarter-end, the Fund will not be able to meet its investment objective on those days and the level of inverse leveraged exposure the Fund seeks to have on these dates may be significantly lower than the Fund’s Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Ether Market Volatility Risk – The price of ether has historically been highly volatile. The value of the Fund’s inverse leveraged exposure to ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These

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increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. During 2023 and 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.
●Liquidity Risk — The market for the ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of ether futures, which could decrease the correlation between the performance of ether futures and spot ether.
●Ether Futures Risk – The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to ether futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In the event that there are persistent disconnects between ether and ether futures, the Fund may not be able to obtain the desired inverse leveraged exposure and may not be able to achieve its investment objective.
In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month ether future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of ether. Moreover, price differences between ether and ether futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.
●Ether Futures Capacity Risk – If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse leveraged exposure to ether futures contracts will cause the Fund’s performance to deviate from the Daily Target.
Additionally, as noted above, the ability of the Fund to obtain inverse leveraged exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. As a result, the Fund will not be able to obtain inverse leveraged exposure consistent with its Daily Target and will not meet its investment objective on the last business day of each tax quarter (e.g., July 31, 2024, October 31, 2024, January 31, 2025, and April 30, 2025). Exceeding this amount on such dates would have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Cost of Futures Investment Risk – As discussed above, when a ether futures contract is nearing expiration, the Fund will “roll” the futures contract. This means it will generally exit its position in such contract and enter into a new position in a ether futures contract with a later expiration date. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a

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longer-dated contract at a relatively lower price. Backwardation in the ether futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation may cause ether futures to perform differently than spot ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may increase the acceptance and adoption of ether. In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant increase in the volatility of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of ether and ether futures.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has significant exposure to ether. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.

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●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, ether may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining inverse leveraged exposure to ether futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on ether futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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This section contains additional details about each Fund’s investment objective, principal investment strategies and related risks.
Investment Objectives
Each Fund is a “Geared Fund” in the sense that it is designed to seek daily investment results, before fees and expenses, that correspond to the daily performance of a daily benchmark such as the inverse (-1x), multiple (i.e., 2x), or inverse multiple (i.e., -2x) of the daily performance of an index (the “Daily Target”) for a single day, not for any other period. The “Short Funds” (i.e., the Funds that have the prefix “Short” or “UltraShort” in their names) are designed to correspond to the inverse or an inverse multiple of the daily performance of an index. The “Ultra Funds” (i.e., the Funds that have the prefix “Ultra” in their names) are designed to correspond to a multiple of the daily performance of an index. The Funds do not seek to achieve their stated investment objectives over a period of time greater than a single day. A “single day” is measured from the time a Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.
The return of a Fund for periods longer than a day is the product of a series of daily leveraged returns for each trading day during that period. If you hold Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. You should know that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
For periods longer than a day, you will lose money if the Index’s performance is flat. It is possible that you will lose money invested in a Short Fund even if the value of the Index falls during that period or money invested in an Ultra Fund even if the value of the Index rises during that period. Returns may move in the opposite direction of the Index during periods of higher Index volatility, low Index returns, or both. In addition, during periods of higher Index volatility, the Index volatility may affect your return as much or more than the return of the Index.
Investment in a Fund involves risks that are different from and additional to the risks of investments in other types of funds. An investor in a Fund could potentially lose the full value of their investment within a single day.
Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (“Board”), without the approval of Fund shareholders.
Principal Investment Strategies
In seeking to achieve each Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to correspond to the inverse (-1x), multiple (i.e., 2x), or inverse multiple (i.e., -2x) of the daily performance of its index. Each Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
Each Fund employs various investment techniques designed to achieve their respective investment objectives. These techniques are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs to maintain a high correlation with, and similar aggregate characteristics to, the index or inverse of the index, or multiple thereof, as applicable.
ProShare Advisors does not invest the assets of a Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of a Fund. Each Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its index consistent with its investment objective, without regard to market conditions, trends, direction, or the financial condition of a particular issuer. The Funds do not take temporary defensive positions.
On a daily basis, each Fund will seek to position its portfolio so that such Fund’s investment exposure is consistent with its investment objective. In general, changes to the level of a Fund’s index each day will determine whether such Fund’s portfolio needs to be repositioned. For example, if a Short Fund’s index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units Issued). As a result, the Fund’s short exposure will need to be decreased. Conversely, if the index has fallen on a given day, net assets of the Short Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s short exposure will need to be increased. Similarly, if an Ultra Fund’s index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the index has fallen on a given day, net assets of the Ultra Fund should fall. As a result, the Fund’s exposure will need to be decreased.
The time and manner in which a Fund rebalances its portfolio may vary from day to day at the sole discretion of ProShare Advisors depending upon market conditions and other circumstances. If for any reason a Fund is unable to rebalance all

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or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, a Fund may have investment exposure to its underlying index that is significantly greater or less than its stated multiple. As a result, a Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.
Bitcoin
Bitcoin is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited. The value of bitcoin is not backed by any government, corporation, or other identified body.
The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin. By design, the supply of bitcoin is limited to 21 million bitcoins. As of the date of this Prospectus, there are approximately 20 million bitcoins in circulation.
Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation and movement. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open-source, and anyone can contribute to its development.
The Bitcoin Network
The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open-source software. Anyone can be a user, developer, or miner.
Bitcoin is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Bitcoin Blockchain contains a record and history for each bitcoin transaction.
New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new block is then confirmed through acceptance by a majority of users who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.
The Bitcoin Protocol
The Bitcoin Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.
However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.
If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
Ether
Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.
The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.
Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single

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entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.
Ethereum Network
The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which include validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.
Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.
The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications. Requiring payment in Ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.
Ethereum Protocol
The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.
If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.
An Ethereum private key controls the transfer or “spending” of ether from its associated public Ethereum address. An Ethereum “wallet” is a collection of public Ethereum addresses and their associated private key(s). It is designed such that only the owner of ether can send ether, only the intended recipient of ether can unlock what the sender sent and both transactions and ownership can be verified by any third party anywhere in the world.
Fees need to be paid in ether in order to facilitate transactions and execute smart contracts. The fee that is charged is called “gas.” Gas price is often a small fraction of ether, which is denoted in the unit of Gwei (10^9 Gwei = 1 ether). Gas is essential in sustaining the Ethereum network. It incentivizes validators to process and verify transactions and incentivizes new validators to stake ether. Gas fees are a product of Ethereum network demand relative to the Ethereum network’s capacity.
The Ethereum Foundation (“EF”) is a non-profit organization that is dedicated to supporting Ethereum and related technologies. The EF, alongside other organizations, supports Ethereum Protocol development through funding and advocacy. The EF finances its activities through its initial allocation of ether at the launch of the Ether Network in 2015. Although the EF does not control Ethereum, and is one of many organizations within the Ethereum ecosystem, it is the most significant driving force for Ethereum Protocol development and support of Ethereum generally.
Crypto Futures
A futures contract is a standardized contract traded on, or subject to the rules of, an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Each Fund invests in standardized, cash-settled crypto futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Futures contracts are traded on a wide variety of underlying assets, including crypto, bonds, interest rates, agricultural products, stock indexes, currencies, digital assets, energy, metals, economic indicators and statistical measures. The contract unit (i.e., the total amount of the

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underlying asset referenced in each futures contract) and calendar term of futures contracts on a particular underlying asset are identical and are not subject to any negotiation, other than with respect to price and the number of contracts traded between the buyer and seller. Futures contracts expire on a designated date, referred to as the “expiration date.”
Each Fund’s ability to invest in crypto futures contracts is subject to regulatory limitations, limitations imposed by listing exchanges and in some instances, limitations imposed by FCMs (e.g., margin requirements, position limits, and accountability levels). Position limits are predetermined maximum levels of futures that can be owned or controlled by a market participant. An accountability level is a threshold of futures holdings established by an exchange that, once met, subjects a market participant to greater scrutiny, such as providing information to the exchange about a Fund and its futures positions and the possibility that the exchange would prevent the Fund from increasing the size of its crypto futures position or require it to decrease its position in crypto futures contracts. Each Fund’s futures positions may be aggregated with those held by certain of its affiliates for purposes of applying position limits and accountability levels, meaning that the amount of crypto futures held by certain affiliates of the Fund could affect the Fund’s ability to enter into additional crypto futures contracts or subject the Fund to a requirement to decrease its position in crypto futures contracts. Margin requirements specify the minimum amount of cash required to be deposited with an FCM for open futures contracts.
Each Fund generally deposits cash (also known as “margin”) with an FCM for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure a Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by each Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require a Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for crypto futures are substantially higher than margin requirements for many other types of futures contracts.
CME Bitcoin Futures commenced trading on the CME Globex electronic trading platform on December 17, 2017, under the ticker symbol “BTC.” CME Micro Bitcoin Futures commenced trading on the CME Globex electronic trading platform on May 3, 2021, under the ticker symbol “MBT.” CME Bitcoin Futures and CME Micro Bitcoin Futures are cash-settled in U.S. dollars, based on the CME CF Bitcoin Reference Rate (“BRR”). The CME CF Bitcoin Reference Rate is a volume-weighted composite of U.S. dollar-bitcoin trading activity on spot bitcoin trading venues selected by an oversight committee established by the CME and CF Benchmarks, the administrator of the CME CF Bitcoin Reference Rate, based on predefined criteria established by CF Benchmarks and approved by the oversight committee. As of the date of this Prospectus, the trading venues included in the BRR are Bitstamp, Coinbase, ItBit, Kraken, Gemini, and LMAX Digital. The criteria require, among other things, each selected trading venue to have implemented policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. The selected trading venues are not registered exchanges and are not subject to the regulation and supervision of a federal financial markets regulator. Each selected trading venue is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the selected trading venue continues to meet all criteria. CF Benchmarks and the BRR are subject to United Kingdom Financial Conduct Authority Regulation.
CME Ether Futures commenced trading on the CME, a CFTC registered futures exchange, on February 8, 2021, under the ticker symbol “ETH”. CME ether futures are cash-settled in U.S. dollars, based on the CME CF Ether Reference Rate. The CME CF Ether Reference Rate is a volume-weighted composite of U.S. dollar-ether trading activity on spot ether trading venues selected by an oversight committee established by the CME and CF Benchmarks, the administrator of the CME CF Ether Reference Rate, based on predefined criteria established by CF Benchmarks and approved by the oversight committee. The criteria require, among other things, each selected trading venue to have implemented policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. The selected trading venues are not registered exchanges and are not subject to the regulation and supervision of a federal financial markets regulator. Each selected trading venue is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the selected trading venue continues to meet all criteria. CF Benchmarks and the CME CF Ether Reference Rate are subject to United Kingdom Financial Conduct Authority Regulation.
Rolling of the Crypto Futures
Futures contracts expire on a designated date, referred to as the “expiration date.” Each Fund generally seeks to invest in “front-month” CME bitcoin futures contracts and/or CME ether futures contracts, as applicable, but may invest in back-month, cash-settled bitcoin futures contracts and/or ether futures contracts. “Front-month” contracts are the monthly contracts with the nearest expiration date. Back-month contracts are those with longer times to maturity. CME bitcoin futures and CME ether futures are cash-settled on their expiration date unless they are “rolled” prior to expiration, as applicable. Each Fund intends to “roll” its CME bitcoin futures and/or CME ether futures prior to expiration, as applicable. Typically, the Fund will roll to the next “nearby” CME bitcoin

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futures and/or CME ether futures, as applicable. The “nearby” contracts are those contracts with the next closest expiration date.
Reverse Repurchase Agreements
Each Fund may engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve its investment objective. Reverse repurchase agreements involve sales by a Fund of portfolio assets (typically U.S. Treasuries) for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities.
Investment in the Cayman Subsidiary
Each Fund expects to gain exposure to crypto futures contracts by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The wholly-owned subsidiary will be managed and advised by ProShare Advisors and overseen by the Fund’s board of directors.
Additional Crypto-Related Investments
ProShares Short Ether ETF
If the Fund is unable to obtain the desired exposure to ether futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include shorting equity securities of “ether-related companies.” For these purposes, ether-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of ether or ether futures. For example, the Fund may short the securities of U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
ProShares Short Bitcoin ETF
If the Fund is unable to obtain the desired exposure to bitcoin futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. For the Fund, this may include shorting equity securities of “bitcoin-related companies.” For these purposes, bitcoin-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of bitcoin or bitcoin futures. For example, the Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
ProShares Ultra Ether ETF and ProShares UltraShort Ether ETF
If a Fund is unable to obtain the desired exposure to ether, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in equity securities of “ether-related companies” or investing in or shorting other U.S. investment companies that provide investment exposure to ether futures contracts or ether-related companies. For these purposes, ether-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of ether or ether futures. For example, a Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
In addition, with respect to ProShares Ultra Ether ETF, the Fund may also invest in U.S. listed ETFs that provide exposure to ether futures. Both Funds may enter into swap agreements that use a U.S. listed ETF as a reference asset. In the future, the Funds may seek to obtain the desired exposure to ether by investing in U.S. listed ETFs that hold ether or by entering into swap agreements that use such ETFs as a reference asset. U.S. listed ETFs that hold ether are not expected to be regulated under the Investment Company Act of 1940 and their sponsors may not be registered under the Investment Advisers Act of 1940. Therefore, the Fund’s investments in these vehicles will not benefit from the protections and restrictions of those laws. As of the date of this Prospectus, there are no U.S. listed ETFs that hold ether.
ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF
If a Fund is unable to obtain the desired exposure to bitcoin, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange or other instruments that provide exposure to bitcoin or bitcoin futures.
With respect to ProShares Ultra Bitcoin ETF, the Fund may also invest in U.S. ETFs that provide exposure to bitcoin. Spot Bitcoin ETFs are not regulated under the Investment Company Act of 1940. Therefore, the Fund’s investments in these vehicles will not benefit from the protections and restrictions of that law.
Additional Information Regarding Spot Bitcoin ETFs Used as Reference Assets for Swap Agreements

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(applicable to UltraShort Bitcoin ETF and Ultra Bitcoin ETF)
Each Fund may gain exposure to bitcoin by entering into one or more swap agreements that use a Spot Bitcoin ETF as the reference asset. You can see each Fund’s portfolio holdings, including the ticker symbol of the Spot Bitcoin ETF that is the reference asset of any swap agreement entered into by the Fund, each day on the Fund’s website (www.proshares.com).
The Funds do not seek exposure to any particular Spot Bitcoin ETF and may have exposure to the performance of one or more Spot Bitcoin ETFs through swap transactions. The Funds may only have exposure to a single Spot Bitcoin ETF based on availability and market conditions (e.g., the liquidity of a particular Spot Bitcoin ETFs). The value of each Fund’s swap transactions is based on the market price of the Spot Bitcoin ETF that is the reference asset underlying such transaction.
Spot Bitcoin ETFs generally seek to track the performance of spot bitcoin (as measured by a relevant index), before the payment of expenses and liabilities of the Spot Bitcoin ETF. In seeking its objective, a Spot Bitcoin ETF will generally only hold bitcoin and a small amount of cash to manage expenses. As a result, a Spot Bitcoin ETF is subject to the risks of bitcoin (as described elsewhere in this Prospectus) and risks due to its concentration of investments in a single asset. A custodian will hold all the Spot Bitcoin ETF’s bitcoin on behalf of the ETF. A Spot Bitcoin ETF does not purchase or sell bitcoin other than in connection with the creation and redemption of shares or to pay certain expenses, which are facilitated by a prime broker with whom the Spot Bitcoin ETF contracts.
Each Spot Bitcoin ETF utilizes an underlying bitcoin index and retains service providers. While some Spot Bitcoin ETFs may have the same index and service providers, events that adversely affect a particular index (e.g., failure to track the spot bitcoin prices) or service provider (e.g., theft of bitcoin held in custody) may adversely affect the Spot Bitcoin ETF that tracks that index or uses that service provider while other Spot Bitcoin ETFs that do not track the same index or use the same service provider may not be affected by such events. Spot Bitcoin ETFs charge different fees and may perform differently from one another. The inability of authorized participants and market makers to hedge their bitcoin exposure and other factors may also adversely affect the liquidity of shares of the Spot Bitcoin ETF and the value of an investment in such shares. In each case, any event that affects the value of the Spot Bitcoin ETF used as a reference asset on a swap entered into by the Fund will affect the value of that swap agreement and the performance of the Fund. Spot Bitcoin ETFs are relatively new entities with limited operating histories. Unlike the Funds, Spot Bitcoin ETFs are not registered as investment companies under the 1940 Act.
The following are examples of Spot Bitcoin ETFs that may serve as reference assets on swaps entered into by the Funds.
Shares of Spot Bitcoin ETFs are listed and trade on an exchange. The Spot Bitcoin ETFs are subject to the information requirements of the Securities Exchange Act of 1934; information provided to or filed with the U.S. Securities and Exchange Commission (“SEC”) by a Spot Bitcoin ETF can be located by reference to the Spot Bitcoin ETF’s SEC file number through the SEC’s website at www.sec.gov. In addition, each Spot Bitcoin ETF discloses its portfolio holdings each day on the Spot Bitcoin ETF’s website. Neither Fund undertakes to use any specific Spot Bitcoin ETF as the reference asset on swaps that the Fund may use to achieve its investment objective. The Spot Bitcoin ETFs that serve as reference assets may change from time to time. During some periods of time (including extended periods of time), each Fund expects to have exposure to bitcoin through a swap that uses a single Spot Bitcoin ETF as the reference asset.
Spot Bitcoin ETF	Listing Exchange	Ticker Symbol	SEC File Number
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc	ARKB	333-257474
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB	333-260235
Fidelity® Wise Origin® Bitcoin Fund	Cboe BZX Exchange, Inc	FBTC	333-254652
Grayscale Bitcion Trust	NYSE Arca, Inc.	GBTC	333-275079
iShares Bitcoin Trust	Nasdaq Stock Market LLC	IBIT	333-272680
Please see “Principal Investment Strategies” in each Fund’s Summary Prospectus for more detail about the financial instruments in which the Fund invests.
Understanding the Risks and Long-Term Performance of a Daily Objective Fund
The Funds are designed to provide the inverse (i.e., -1x), leveraged (i.e., 2x), or inverse leveraged (i.e., -2x) results on a daily basis. The Funds, however, are unlikely to provide a simple multiple (i.e., -1x, 2x or -2x) of an index’s performance over periods longer than a single day.
●Why? The hypothetical example below illustrates how daily Geared Fund returns can behave for periods longer than a single day.
○Take a hypothetical fund XYZ that seeks to double the daily performance of index XYZ. On each day, fund XYZ performs in line with its objective (2x the index’s daily performance before fees and expenses). Notice that over the entire five-day period, the fund’s total return is considerably less than two times that of the period return of the index. For the five-day period, index XYZ gained 5.1% while fund XYZ gained 9.8% (versus 2 x 5.1% or 10.2%). In other scenarios, the return of a daily rebalanced fund could be greater than three times the index’s return.

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	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0	—	—	$100.00
Day 1	103.0	3.0%	6.0%	$106.00
Day 2	99.9	-3.0%	-6.0%	$99.64
Day 3	103.9	4.0%	8.0%	$107.61
Day 4	101.3	-2.5%	-5.0%	$102.23
Day 5	105.1	3.7%	7.4%	$109.80
Total Return	5.1%		9.8%
●Why does this happen? This effect is caused by compounding, which exists in all investments. The return of a Geared Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the Geared Fund’s stated multiple times the return of the Geared Fund’s Index for the same period. In general, during periods of higher index volatility, compounding will cause longer term results to be less than the multiple (or inverse multiple) of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility, fund returns over longer periods can be higher than the multiple of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index’s volatility; b) the index’s performance; c) period of time; d) financing rates associated with derivatives; e) other Fund expenses; and f) dividends or interest paid with respect to the securities in the index. The examples herein illustrate the impact of two principal factors — index volatility and index performance — on Fund performance. Similar effects exist for the Short ProShares Funds, and the significance of this effect is even greater for such inverse funds. Please see the SAI for additional details.
○The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods longer than a single day, a Geared Fund is likely to underperform or overperform (but not match) the index performance (or the inverse of the index performance) times the stated multiple in the fund’s investment objective. Investors should understand the consequences of holding daily rebalanced funds for periods longer than a single day, including the impact of compounding on fund performance. Investors should consider actively monitoring and/or periodically rebalancing their portfolios (which will possibly trigger transaction costs and tax consequences) in light of their investment goals and risk tolerance. A one-year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as a single day (as measured from one day’s NAV to the next day’s NAV) and may also occur in periods shorter than a single day (when measured intraday as opposed to NAV to NAV). An investor in a Geared Fund could potentially lose the full value of their investment within a single day.
For Short (-1x) Funds
To isolate the impact of inverse exposure, these graphs assume: a) no Fund expenses and b) borrowing/lending rates of zero percent. If these were reflected, the Fund’s performance would be lower than the performance returns shown. Each of the graphs also assumes a volatility rate of 81%, which is the five-year historical volatility rate of the Bloomberg Ethereum Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 81%)

60%
40%
20%
0%
-20%
-40%
-60%
One Year index Return

Index Return 0.0%

-1X Fund Return -48.2%

The graph above shows a scenario where the index, which exhibits day to day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Short (-1x) Fund is down.

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One-Year Simulation; Index Return 65%
(Annualized Index Volatility 81%)

150%
100%
50%
0%
-50%
-100%
One Year index Return
Index Return 65.0%
-1X Fund Return -68.7%

The graph above shows a scenario where the index, which exhibits day to day volatility, is up over the year, and the Short (-1x) Fund is down more than the inverse of the index.
One-Year Simulation; Index Return –65%
(Annualized Index Volatility 81%)

100%
50%
0%
-50%
-100%
One Year index Return
Index Return -65.0%
-1X Fund Return 47.9%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, and the Short (-1x) Fund is up less than the inverse of the index.
For Ultra (2x) and UltraShort (-2x) Funds
To isolate the impact of leverage or inverse leveraged exposure, these graphs assume: a) no Fund expenses and b) borrowing/lending rates (to obtain required leverage or inverse leveraged exposure) of zero percent. If these were reflected, the Fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of
81%, which is the five-year historical volatility rate of the Bloomberg Bitcoin Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 81%)

100%
50%
0%
-50%
-100%
One Year index Return
Index Return 0.0%
+2X Fund Return -48.4%
-2X Fund Return -86.6%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Ultra (+2x) Fund and the UltraShort (-2x) Fund are both down.
One-Year Simulation; Index Return 65%
(Annualized Index Volatility 81%)

300%
250%
200%
150%
100%
50%
0%
-50%
-100%
One Year index Return
Index Return 65.0%
+2X Fund Return 40.9%
-2X Fund Return -95.1%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is up over the year, but the Ultra (+2x) Fund is up less than two times the index and the

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UltraShort (-2x) Fund is down less than two times the inverse of the index.
One-Year Simulation; Index Return -65%
(Annualized Index Volatility 81%)

100%
50%
0%
-50%
-100%
One Year index Return
Index Return -65.0%
+2X Fund Return -93.7%
-2X Fund Return 10.7%

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, but the Ultra (+2x) Fund is down less than two times the index, and the UltraShort (-2x) Fund is up less than two times the inverse of the index.
The Bloomberg Bitcoin Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 64.83%.
The Bloomberg Ethereum Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 81.42%.
For additional details about fund performance over periods longer than a single day in the Fund, please see the SAI.
●What it means for you. Daily objective Geared Funds, if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets, can be a useful tool for knowledgeable investors who want to manage their exposure to various markets and market segments. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark (such as the inverse (-1x), multiple (i.e., 2x) or inverse multiple (i.e., -2x) of the daily performance of an index), for a single day, not for any other period.
●Additionally, investors should recognize that the degree of volatility of a Fund’s index can have a dramatic effect on a Fund’s longer-term performance. The more volatile an index is, the more a Fund’s longer-term performance will negatively deviate from the inverse (-1x) or a simple multiple (e.g., 2x, -2x) of its index’s longer-term return. The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from a Fund’s stated multiple times the return of the Fund’s index for the same period. For periods longer than a single day, a Fund will lose money if its index’s performance is flat over time, and it is possible that the Fund will lose money over time regardless of the performance of its index. An investor in the Fund could potentially lose the full value of their investment within a single day.
Additional Information Regarding Principal Risks
Like all investments, investing in a Fund entails risks. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which a Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on a Fund’s returns and consequently the value of an investment in a Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The Statement of Additional Information (“SAI”) contains additional information about each Fund, investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
While the realization of certain of these risks may benefit the Short Funds (including the Short (-1x) and UltraShort (-2x) Funds) because these Funds seek daily investment results, before fees and expenses, that correspond to the inverse or a multiple of the inverse of their respective Index, such occurrences may introduce more volatility to these Funds and have a negative impact on Fund performance.
●Crypto and Crypto Futures Risk – Investments linked to crypto present unique and substantial risks. Such investments can be highly volatile compared to investments in traditional securities and a Fund may experience sudden and large losses. The markets for crypto and crypto futures may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. Trading and investing in assets linked to crypto are generally not based on fundamental investment analysis.
A number of factors impact the price and market for crypto and crypto futures.
○Supply and demand for crypto – It is believed that speculators and investors who seek to profit from trading and holding crypto currently account for a significant portion of crypto demand. Such speculation regarding the potential future appreciation in the price of crypto may

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artificially inflate or deflate the price of crypto. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of crypto futures to fluctuate quickly and without warning.
○Supply and demand for crypto futures contracts – The price of crypto futures contracts is based on a number of factors, including the supply of and the demand for crypto futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for crypto futures contracts. Typically, demand paired with supply constraints and other factors have caused crypto futures to trade at a premium to a “spot” price of crypto. Additional demand, including demand resulting from the purchase, or anticipated purchase, of futures contracts by a Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or how long such conditions will continue. To the extent the Short Funds (including the Short (-1x) and UltraShort (-2x) Funds) sell futures contracts at a premium and the premium increases, the value of an investment in the Fund also should be expected to decline. Likewise, to the extent the Ultra Bitcoin ETF purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.
○Adoption and use of crypto – The continued adoption of crypto will require growth in its usage as a means of payment. Even if growth in crypto adoption continues in the near or medium-term, there is no assurance that crypto usage will continue to grow over the long-term.
○The regulatory environment relating to crypto and crypto futures – The regulation of crypto, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for crypto businesses to provide services, which may impede the growth of the crypto economy and have an adverse effect on adoption of crypto. In addition, certain crypto businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell crypto and crypto futures. Similarly, future regulatory changes or enforcement actions could impact the ability of a Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned. For example, if ether were determined or were expected to be determined to be a security under the federal securities laws or state securities laws, it is possible certain ether trading ven ues would no longer facilitate trading in ether. As a result, trading in ether futures may be completely halted or otherwise disrupted, or become significantly more volatile, ether futures may become illiquid and/or lose significant value, and a Fund may have difficulty unwinding or closing out its ether futures contracts. In that event, the value of an investment in a Fund could decline significantly and without warning, including to zero. There is no guarantee that security futures on ether would begin trading on any particular timeframe or at all or that a Fund would be able to invest in such instruments. The determination that ether is a security and the related impacts on ether futures contracts may result in extraordinary expenses for a Fund.
○Margin requirements and position limits applicable to crypto futures contracts – Margin levels for crypto futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by a Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent a Fund from obtaining sufficient exposure to crypto futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by a Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If a Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.
○Largely unregulated marketplace – Crypto, the Bitcoin Network, the Ethereum Network, and digital asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation and lack of compliance with applicable regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto. Such manipulation could cause investors in crypto to lose money, possibly the entire value of their investments. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own crypto or the quantity of crypto that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of crypto or a group of holders from selling their crypto (which could depress the price of crypto) or otherwise attempting to manipulate the

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price of crypto, the Bitcoin Network or the Ethereum Network. Events that reduce user confidence in crypto, the Bitcoin Network, or the Ethereum Network, and the fairness of digital asset trading venues could have a negative impact on a Fund.
○Cybersecurity – As a digital asset crypto is subject to the risk that malicious actors will exploit flaws in its code or structure, or that of digital asset trading venues, that will allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information, or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts. Additionally, the Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network, the price and liquidity of crypto, and the value of an investment in a Fund. The Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork).
○Declining mining compensation – Transactions in bitcoin are processed by miners which are primarily compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the Bitcoin Network may become more vulnerable to malicious actors. Additionally, changes in the prices of hardware or electricity required to process transactions may reduce miner incentives. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in a Fund.
○Declining staking compensation – Transactions in ether are processed by validators who are primarily compensated in ether based on the amount of ether staked, as determined by the Ethereum Protocol. If this compensation is not sufficient to incentivize validators to stake, the confirmation process for transactions may slow and the Ethereum Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of ether and the value of an investment in the Fund.
○Forks – The open-source nature of the Ethereum Protocol and the Bitcoin Protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Bitcoin Network and the Ethereum Network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the BRR and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks’ Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of an investment in the Fund. A fork may be intentional such as the Ethereum ’Merge.’ The ’Merge’ represents the Ethereum Network’s shift from proof-of-work to proof-of-stake. This means that instead of being required to solve complex mathematical problems validators are required to stake ether. Prior to September 2022, Ethereum operated using a proof-of-work consensus mechanism. Following the Merge, approximately 1,700 Ether are issued per day, though the issuance rate varies based on the number of validators on the network. In addition, the issuance of new Ether could be partially or completely offset by the burn mechanism introduced by the EIP-1559 modification, under which Ether are removed from supply at a rate that varies with network usage.
○Costs of rolling futures contracts – Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Fund may sell the expiring crypto futures at a lower price and buy a longer-dated crypto futures at a higher price. When rolling futures contracts that are in backwardation, the Fund may sell the expiring crypto futures at a higher price and buy the longer-dated crypto futures at a lower price. The price difference between the expiring contract and longer dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures contracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures to underperform spot crypto. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
○Liquidity risk – The market for crypto futures contracts is still developing and may be subject to periods of illiquidity. In addition, even when crypto futures contracts are not generally illiquid, the size of a Fund’s position in

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crypto futures may be illiquid. During such times it may be difficult or impossible to enter into or exit a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which a Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. It is also possible that, if a Fund’s assets become significant relative to the overall market, the large size of its positions potentially could impact futures contracts prices and contribute to illiquidity. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to enter into or exit futures at desired prices or at all.
○Crypto tax risk – Current U.S. Internal Revenue Service (“IRS”) guidance indicates that convertible virtual currency, defined as a digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value that has an equivalent value in real currency, or that acts as a substitute for real currency, should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of crypto as a medium of exchange, especially for a holder of crypto that has appreciated in value.
○Environmental risk – Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may impact the demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners.
●Derivatives Risk — A Fund may obtain exposure through derivatives (including investing in: swap agreements; futures contracts; options on futures contracts, securities, and indexes; forward contracts; and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities contained in a Fund’s index). The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party.
The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The return to a Fund on such a swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. Such swaps are uncleared, non-exchange-traded, and cash settled.
In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index or a similar index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of the ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be

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subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.
A Fund may also gain swap exposure to bitcoin by entering into swap agreements that use a single U.S. traded ETF that holds spot bitcoin (each a “Spot Bitcoin ETF”) as a reference ETF to gain exposure or to provide exposure to a single Spot Bitcoin ETF or multiple Spot Bitcoin ETFs. The Fund may have exposure to a single Spot Bitcoin ETF for extended periods of time. A Spot Bitcoin ETF used as a reference asset for one or more of the Fund’s swap transactions may change at any time based on a variety of factors, including counterparty terms; market conditions; and the fees, performance, and liquidity of those Spot Bitcoin ETFs.
●Borrowing Risk – A Fund may borrow for tax management or investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by a Fund of portfolio financial instruments concurrently with an agreement by a Fund to repurchase the same financial instruments at a later date at a fixed price. Reverse repurchase agreements do not mitigate a Fund’s risk that the market value of the financial instruments a Fund is obligated to repurchase under the agreement may decline below the repurchase price. A Fund may enter into both exchange-traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of a Fund.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which a Fund and its subsidiary are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect the Fund and its shareholders. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its subsidiary.
●Crypto-Related Company Risk — If a Fund is unable to obtain its desired exposure to crypto futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the Fund may obtain exposure by investing in or shorting securities of “crypto-related companies.” There can be no assurance that the returns of crypto-related companies will correspond, or be closely-related, to the performance of crypto or crypto futures. Crypto-related companies face rapid changes in technology, intense competition including the development and acceptance of competing platforms or technologies, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services pro fessionals and software engineers). Crypto-related companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain crypto-related companies may be subject to the risks associated with investing directly in digital assets, including among other things, bitcoin, ether and crypto tokens.
●Exchange-Traded Fund (ETF) Risk – When a Fund holds shares of another ETF or enters into a swap transaction for which an ETF is the reference asset, the Fund is exposed to the risks of that ETF. These include the risk that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Spot Bitcoin ETFs are not regulated under the Investment Company Act of 1940. Therefore, a Fund’s investments in these vehicles will not benefit from the protections and restrictions of that law.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Index Performance Risk — The Index used by a Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with a Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause a Fund to experience increased volatility and adversely impact the Fund’s ability to meet its Daily Target.
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of a

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Fund. Money market instruments may include money market funds. To the extent a Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Counterparty Risk — A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions. A Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, a Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to a cleared swap agreement and/or exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy.
In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In certain cases with respect to cleared swaps, the FCM may also transfer any excess initial margin posted by a Fund to the clearing house. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the excess initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the FCM has to the clearing house.
In addition, a Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Fund of a counterparty who is subject to such proceedings in the

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European Union or United Kingdom (sometimes referred to as a “bail in”).
●Market Price Variance Risk — Individual shares of a Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of a Fund, which may also cause NAV and market price to vary significantly. The market price of a Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of a Fund’s holdings. Differences between secondary market prices and the value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by a Fund at a particular time. In addition, there may be times when the market price and the NAV of a Fund’s shares vary significantly, such as during periods of market volatility. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of a Fund’s holdings when they sell those shares.
A Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with a Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of a Fund’s portfolio holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of a Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that a shareholder most wants to sell their shares. A Fund’s investment results are measured based upon the daily NAV of the Fund.
●Short Sale Exposure Risk — A Fund may seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities or financial instruments or credits underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or requiring the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities or financial instruments or credits underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, a Fund may be unable to meet its investment objective (e.g., due to a lack of available securities or financial instruments or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying a Fund’s short positions will negatively impact the Fund.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on crypto futures contracts. As a result, the ability to trade crypto futures contracts may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, result in a Fund being unable to trade crypto futures contracts at all, and/or cause significant deviations in the performance of crypto futures contracts from spot crypto. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund, such as market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers. The SAI contains additional information about each Fund, its

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investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
●Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of each Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, each Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, each Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of each Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of each Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on each Fund’s performance, resulting in losses to your investment.
●Risk of Global Economic Shock — Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
●Risks of Government Regulation —The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”—which could include the digital asset (such as crypto) funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber

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attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of a Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While a Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to ProShare Advisors or a Fund.
●Operational Risk — A Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect a Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While a Fund seeks to minimize such events through controls and oversight, there may still be failures and a Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on a Fund’s returns.
●Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
●Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures approved by the Board of Trustees of a Fund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio investment for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a Fund’s crypto futures may be determined by reference, in whole or in part, to the cash market in crypto. These circumstances may be more likely to occur with respect to crypto futures than with respect to futures on more traditional assets. In addition, the crypto futures held by a Fund and crypto may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
●Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a Fund in crypto or in derivatives that provide direct exposure to crypto are not expected to produce qualifying income for purposes of the Fund’s qualification as a RIC. A Fund, however, may gain exposure to crypto and generate qualifying income by investing a portion of its assets in a

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wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, each Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. A Fund may, however, exceed this amount from time to time if ProShare Advisors believes doing so is in the best interests of the Fund, provided, however, that the Fund intends to continue to comply with the asset diversification test applicable to RICs. To that end, a Fund may need to take steps intended to cause the value of its investment in the subsidiary not to exceed 25% of the value of its total assets at the close of each quarter of the Fund’s taxable year, but there can be no assurances that the Fund will be able to do so or that the Fund’s steps will achieve the intended outcome. A Fund’s intention to qualify as a RIC is expected to limit its ability to pursue its investment strategy and a Fund’s pursuit of its investment strategy could bear adversely on the Fund’s ability to so qualify.
If a Fund’s investments in the subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. ProShare Advisors will carefully monitor a Fund’s investments in the subsidiary with the intent of ensuring that no more than 25% of the Fund’s assets are invested in the subsidiary at the end of each tax quarter.
In addition, each Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test or the qualifying income requirement applicable to RICs. There are no assurances that the IRS will agree with a Fund’s calculation under the asset diversification test and/or its treatment of income for purposes of the qualifying income requirement, which could cause the Fund to fail to qualify as a RIC.
If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
●Trading Risks — The shares of each Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of a Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of a Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares of a Fund will trade with any volume, or at all, on any stock exchange or other venue.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from a Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act,

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will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the Exchange is closed other than customary weekend and holiday closings; (2) trading on Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of a Fund; and (5) for up to 14 calendar days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.
A Precautionary Note Regarding Regulation of Derivatives — Current global regulation of and future regulatory changes with respect to derivatives regulations may alter, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
Additional Information About the Index, the Index Providers and the Index Calculation Agent
“Bloomberg®” and the indices referenced herein (the “Indices”, and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Index (collectively, “Bloomberg”), and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to ProShare Advisors LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.
The financial products referenced herein (the “Financial Products”) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship between Bloomberg, Third-Party Providers, and the Licensee is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the Financial Products, or in connection with the administration, marketing or trading of the Financial Products.
NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES AND BLOOMBERG, ANY THIRDPARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.

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Management of ProShares Trust

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Board of Trustees and Officers
The Board is responsible for the general supervision of each Fund. The officers of the Trust are responsible for the day-to-day operations of each Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund.
Pursuant to an Investment Advisory and Management Agreement between ProShare Advisors and the Trust on behalf of each Fund, ProShare Advisors is responsible for substantially all expenses of the Fund (and substantially all expenses of any wholly owned subsidiary of the Fund, if any) except, without limitation, interest expenses, taxes, brokerage and certain other transaction costs, legal expenses, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and their staff, future distribution fees or expenses, and extraordinary expenses. For its investment advisory and management services, each Fund pays ProShare Advisors a fee at an annualized rate of 0.95% of its average daily net assets.
A discussion regarding the basis for the Board approving the investment advisory agreement for each Fund is in the Trust’s most recent semi-annual report to shareholders dated November 30, 2023, or in the Trust’s most recent annual report to shareholders dated May 31, 2024.
During the year ended May 31, 2024, each Fund paid ProShare Advisors fees in the following amount (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Short Bitcoin ETF	0.91%
Short Ether ETF	0.88%
Ultra Bitcoin ETF	0.95%
Ultra Short Bitcoin ETF	0.95%
Portfolio Management
The following individuals have responsibility for the day-to-day management of each Fund as set forth in the Summary Prospectus relating to each Fund. The Portfolio Managers’ business experience for the past five years is listed below. Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of other investment companies can be found in the SAI.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to each Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, provides regulatory administration services to the Trust.
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to each Fund including, ProShare Advisors, each Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand

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by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the Exchange on which the shares of the Fund are listed (typically calculated as of 4:00 p.m. Eastern Time). Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities markets. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if a Fund sold them. See the SAI for more details.
To the extent a Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times a Fund is open for business. In particular, calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the Exchange on which the shares of a Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
As a shareholder on a Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from a Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
Dividend Reinvestment Services
As noted above under “Distributions”, a Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the

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dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.
Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as each Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.
Taxes
The following is certain general information about taxation of each Fund:
●Each Fund intends to qualify for treatment as a RIC for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If a Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If a Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by a Fund in futures and swap agreements are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid fund-level tax.
●Investments by a Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause a Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by a Fund. Investments by a Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90%
of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet an annual distribution requirement. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that a Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. A Fund’s investment strategy may significantly limit its ability to distribute dividends as “qualified dividend income” or treat the income from such investments as capital gains.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income”

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generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that a Fund properly reports as capital gain dividends, short-term capital gain dividends or interest -related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of foreign securities, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to a Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the IRS if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for each Fund. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the

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cost of your investment and may cost you more than paying other types of sales charges. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

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Financial Highlights
The following tables are intended to help you understand the financial history of each Fund (except Ultra Ether ETF and UltraShort Ether ETF) for the past five years (or since inception, if shorter). Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the financial statements of a Fund, appears in the Annual Report of the Fund and is available upon request.
Because Ultra Ether ETF and UltraShort Ether ETF have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(g)
Short Bitcoin Strategy ETF†
Year ended May 31, 2024	$21.62	$0.44	$(14.06)	$0.01	$(13.61)	$(0.45)	$—	$—	$(0.45)	$7.56	(64.05)%	(64.09)%	1.03%(i)	0.99%(i)	3.49%	3.54%	$78,747	N/A
June 19, 2022* through May 31, 2023	40.55	0.28	(19.14)	0.02	(18.84)	(0.09)	—	—	(0.09)	21.62	(46.52)	(46.53)	1.33	0.95	0.64	1.02	99,867	N/A
Short Ether Strategy ETF†
November 1, 2023* through May 31, 2024	40.00	0.45	(23.29)	0.01	(22.83)	(0.28)	—	—	(0.28)	16.89	(57.35)	(57.42)	1.03(j)	0.95(j)	3.60	3.67	6,925	N/A
Ultra Bitcoin ETF†
April 1, 2024* through May 31, 2024	40.00	0.08	(5.14)(h)	0.01	(5.05)	(0.02)	—	—	(0.02)	34.93	(12.64)	(12.55)	0.95	0.95	1.41	1.41	216,941	N/A
UltraShort Bitcoin ETF†
April 1, 2024* through May 31, 2024	40.00	0.11	(2.64)	0.02	(2.51)	(0.03)	—	—	(0.03)	37.46	(6.30)	(6.28)	0.95	0.95	1.55	1.55	10,489	N/A
*
Commencement of investment operations.
†
Consolidated Statement of Financial Highlights.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes transaction fees associated with the issuance and redemption of Creation Units.
(c)
Not annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)
Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(i)
Includes interest expense amounting to 0.04%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.99% and 0.96% respectively.
(j)
Includes interest expense amounting to 0.07%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.

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Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about each Fund in its current SAI, dated September 27, 2024, as may be amended from time to time, and in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, which have been filed electronically with the SEC and which are incorporated by reference into, and are legally a part of, this Prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Copies of the SAI, and each Fund’s annual and semi-annual reports and other information such as Fund financial statements are available, free of charge, online at each Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2024 ProShare Advisors LLC. All rights reserved.SEPT-24

PROSPECTUS  September 27, 2024

BITO	Bitcoin ETF
BETE	Bitcoin & Ether Equal Weight ETF
BETH	Bitcoin & Ether Market Cap Weight ETF
EETH	Ether ETF

The Funds above are listed on NYSE Arca (“Exchange”).
Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

3	Summary Section
4	Bitcoin ETF
10	Bitcoin & Ether Equal Weight ETF
16	Bitcoin & Ether Market Cap Weight ETF
22	Ether ETF
27	Investment Objectives, Principal Investment Strategies and Related Risks
42	Management of ProShares Trust
44	Determination of NAV
44	Distributions
45	Dividend Reinvestment Services
45	Taxes
48	Financial Highlights

3
PROSHARES.COM

Summary Section

4 :: Bitcoin ETF
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Investment Objective
ProShares Bitcoin ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin.
The Fund does not invest directly in bitcoin. Investors seeking a direct investment in bitcoin should consider an investment other than the Fund.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited and bitcoin presently is not widely accepted as a means of payment.
The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.
Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to bitcoin and/or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as bitcoin. These derivatives principally include:
○Bitcoin Futures Contracts – Standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month bitcoin futures.

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○Swap Agreements — In certain circumstances, for example, if the Fund is unable to obtain the desired exposure to bitcoin futures contracts, the Fund may enter into swap agreements that provide exposure to bitcoin or bitcoin futures. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a typical swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
In order to maintain its exposure to bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Pro spectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund seeks to provide investment results that correspond to the performance of bitcoin by primarily investing in bitcoin futures contracts. The Fund does not invest directly in or hold bitcoin. Investors seeking a direct investment in bitcoin should consider an investment other than the Fund. While the performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of “spot” bitcoin, there can be no guarantee that this will continue. “Spot” bitcoin refers to bitcoin that can be purchased immediately. The performance of the Fund should not be expected to match the performance of spot bitcoin.
●Bitcoin Market Volatility Risk – The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, bitcoin prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
●Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may

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increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin futures, which could decrease the correlation between the performance of bitcoin futures and spot bitcoin.
●Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin futures contracts is based on a number of factors, including the supply of and the demand for bitcoin futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for bitcoin futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like bitcoin futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of bitcoin. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of bitcoin futures contracts and decrease the correlation between the performance of bitcoin futures contracts and bitcoin, over short or even long-term periods. In the event that there are persistent disconnects between bitcoin and bitcoin futures, the Fund may not be able to obtain the desired exposure and may not be able to achieve its investment objective.
Moreover, price differences between bitcoin and bitcoin futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.
●Bitcoin Futures Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Cost of Futures Investment Risk – As discussed above, when a bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a bitcoin futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause bitcoin futures and the Fund to underperform spot bitcoin. Both contango and backwardation would reduce the Fund’s correlation to spot bitcoin and may limit or prevent the Fund from achieving its investment objective.
●Bitcoin Risk – The Fund’s investments in bitcoin futures contracts and swap agreements expose the Fund to the risks associated with an investment in bitcoin because the price of these derivatives is substantially based on the price of bitcoin. Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk

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of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk the performance of the ETF may not track the performance of bitcoin. Any costs associated with using derivatives will reduce the Fund’s return.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the underlying reference asset has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
●Concentration Risk — The Fund has a significant portion of its value in bitcoin futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results,

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the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the bitcoin futures held by the Fund and bitcoin may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining exposure to bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on bitcoin futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods com pare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.   Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31

150%
100%
50%
0%
-50%
-100%
137.18%
-63.91%
2022
2023

Best Quarter	(ended	3/31/2023	):	70.69%
Worst Quarter	(ended	6/30/2022	):	-59.38%
Year-to-Date	(ended	6/30/2024	):	36.13%
Average Annual Total Returns
As of December 31, 2023
	One Year	Since Inception	Inception Date
Before Tax	137.18%	-19.58%	10/18/2021
After Taxes on Distributions	119.73%	-22.32%	—
After Taxes on Distributions and Sale of Shares	78.43%	-15.71%	—
Bloomberg Bitcoin Index[1,2]	153.85%	-15.86%	—
Bloomberg Galaxy Bitcoin Index[1]	153.01%	-15.85%	—
S&P 500® Index[3]	26.29%	4.51%	—
1
Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
2
After the close of business on December 22, 2023, the Fund’s benchmark changed from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index in connection with a change to the Fund’s investment objective.
3
Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation

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and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Bitcoin & Ether Equal Weight ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund currently seeks to achieve this objective primarily through investments in bitcoin and ether futures contracts. The Fund does not invest directly in bitcoin or ether.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.01%
Fee Waiver/Reimbursement[2]	-0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
Other Expenses include 0.06% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
2
ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive fees or reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by futures commission merchants through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$316	$552	$1,231
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of an equal weight basket of bitcoin and ether, although the Fund does not invest directly in bitcoin or ether. Investors seeking a direct investment in bitcoin or ether should consider an investment other than the Fund.
Each month the Fund will invest half its assets in instruments providing bitcoin futures exposure and the other half in instruments providing ether exposure. Bitcoin and ether futures contracts are replaced or “rolled” each month to the next month’s contract prior to expiration. The Fund’s equal weight exposure is reestablished each month in connection with the rolling of bitcoin and ether futures.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol. The Bitcoin Protocol and Ethereum Protocol are described in detail in the Fund’s Prospectus.
The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run. From time to time, developers suggest changes to the software. If a sufficient number of users and participants elect not to adopt the changes, a new digital asset operating on the earlier version of the software may be created, known as a “fork.” The price of the futures contracts in which the Fund invests for both bitcoin and ether may reflect the impact of these forks.
Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure

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to bitcoin or ether or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as crypto. These derivatives principally include:
○Crypto Futures Contracts – Standardized, cash-settled crypto futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month crypto futures. The Fund may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those contracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
●Exchange-Traded Funds — In limited circumstances, for example, if the Fund is unable to obtain the desired exposure through crypto futures contracts or in order to facilitate compliance with certain tax requirements, the Fund may invest in shares of other ETFs, which are registered investment companies that are traded on U.S. stock exchanges and provide exposure to crypto futures contracts.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
In order to maintain its exposure to crypto futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund seeks to provide investment results that correspond to the performance of an equal weight basket of bitcoin and ether by primarily investing in crypto futures contracts and exchange-traded funds that provide exposure to crypto futures. The Fund does not invest directly in or hold bitcoin or ether. Investors seeking a direct investment in crypto should consider an investment other than the Fund. While the performance of crypto futures contracts, in general, has historically been highly correlated to the performance of spot crypto, there can be no guarantee that this will continue. The performance of the Fund should not be expected to match the performance of spot crypto.
●Crypto Market Volatility Risk – The prices of crypto and crypto futures have historically been highly volatile. The value of the Fund’s investments in crypto futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of crypto and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin and ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices,

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including for crypto. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout crypto’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, crypto prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
Historically, the spot price movements of ether and bitcoin generally have been correlated. The spot prices of ether historically have generally been more volatile than the spot prices of bitcoin (i.e., rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rise and falling more than bitcoin on days that the spot prices of bitcoin fall). There is no guarantee that this correlation will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue.
●Liquidity Risk — The market for the crypto futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of crypto futures, which could decrease the correlation between the performance of crypto futures and spot crypto.
This risk may result in the Fund being unable to equally weigh its exposure when rebalanced, and this could affect the ability of the Fund to meet its investment objective.
●Crypto Futures Risk – The market for crypto futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the crypto futures market has grown substantially since crypto futures commenced trading, there can be no assurance that this growth will continue. The price for crypto futures contracts is based on a number of factors, including the supply of and the demand for crypto futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for crypto futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to crypto futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like crypto futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
For all these and potentially other reasons, the Fund may be unable to equally weight its exposure when rebalanced, and this could affect the ability of the Fund to meet its investment objective.
The performance of crypto futures contracts, in general, has historically been highly correlated to the performance of crypto. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of crypto futures contracts and decrease the correlation between the performance of crypto futures contracts and crypto, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of crypto. To the extent the Fund is invested in back-month crypto future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the spot prices of crypto.
●Crypto Futures Capacity Risk – If the Fund’s ability to obtain exposure to crypto futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the crypto futures market, a disruption to the crypto futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to crypto futures contracts will cause the Fund’s performance to deviate from the performance of crypto and crypto futures. Additionally, the ability of the Fund to obtain exposure to crypto futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

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This risk may result in the Fund being unable to equally weigh its exposure when rebalanced, and this could affect the ability of the Fund to meet its investment objective.
●Cost of Futures Investment Risk – As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures contracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
●Bitcoin Risk – The Fund’s investments in bitcoin futures contracts and swap agreements expose the Fund to the risks associated with an investment in bitcoin because the price of these derivatives is substantially based on the price of bitcoin. Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security

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failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.
In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.
Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’
refers to protocol changes altering the method by which transactions are validated.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Risk of Investing in Exchange-Traded Funds (ETFs) – Investing in other investment companies, such as ETFs, subjects the Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the ETF may not produce its intended results (management risk) and the risk that the ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, investing in ETFs involves the risk that an ETF’s performance may not track the performance of the index or markets that the ETF is designed to track, which may result in losses to such ETF and, ultimately, the Fund. In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its share of the expenses of the underlying ETF’s expenses.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Concentration Risk — The Fund has a significant portion of its value in crypto futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’

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judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the crypto futures held by the Fund and crypto may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining exposure to crypto futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on crypto futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accu rately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective
ProShares Bitcoin & Ether Market Cap Weight ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund currently seeks to achieve this objective primarily through investments in bitcoin and ether futures contracts. The Fund does not invest directly in bitcoin or ether.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.00%
Fee Waiver/Reimbursement[2]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
Other Expenses include 0.05% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
2
ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive fees or reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by futures commission merchants through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether.
The Fund does not invest directly in bitcoin or ether. Investors seeking a direct investment in bitcoin or ether should consider an investment other than the Fund.
Each month the Fund will invest its assets in proportion to the market-capitalization of bitcoin and ether. Market-capitalization is determined by multiplying the price of bitcoin or ether by the amount in circulation (i.e., the total amount mined or minted and available for use). Bitcoin and ether futures contracts are replaced or “rolled” each month to the next month’s contract prior to expiration. The Fund’s market-capitalization weighted exposure is reestablished each month in connection with the rolling of bitcoin and ether futures. As of May 31, 2024, the market capitalization weight of bitcoin and ether was 75% and 25%, respectively.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol. The Bitcoin Protocol and Ethereum Protocol are described in detail in the Fund’s Prospectus.
The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run. From time to time, developers suggest changes to the software. If a sufficient number of users and participants elect not to adopt the changes, a new digital asset operating on the earlier version of the software may be created, known as a “fork.” The price of the futures contracts in which the

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Fund invests for both bitcoin and ether may reflect the impact of these forks.
Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to bitcoin or ether or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as crypto. These derivatives principally include:
○Crypto Futures Contracts – Standardized, cash-settled crypto futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month crypto futures. The Fund may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those contracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
●Exchange-Traded Funds — In limited circumstances, for example, if the Fund is unable to obtain the desired exposure through crypto futures contracts or in order to facilitate compliance with certain tax requirements, the Fund may invest in shares of other ETFs, which are registered investment companies that are traded on U.S. stock exchanges and provide exposure to crypto futures contracts.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
In order to maintain its exposure to crypto futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund seeks to provide investment results that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether by primarily investing in crypto futures contracts and exchange-traded funds that provide exposure to crypto futures. The Fund does not invest directly in or hold bitcoin or ether. Investors seeking a direct investment in crypto should consider an investment other than the Fund. While the performance of crypto futures contracts, in general, has historically been highly correlated to the performance of spot crypto, there can be no guarantee that this will continue. The performance of the Fund should not be expected to match the performance of spot crypto.
●Crypto Market Volatility Risk – The prices of crypto and crypto futures have historically been highly volatile. The value of the Fund’s investments in crypto futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of crypto and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin and ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices,

18 :: Bitcoin & Ether Market Cap Weight ETF
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including for crypto. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout crypto’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, crypto prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
Historically, the spot price movements of ether and bitcoin generally have been correlated. The spot prices of ether historically have generally been more volatile than the spot prices of bitcoin (i.e., rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rise and falling more than bitcoin on days that the spot prices of bitcoin fall). There is no guarantee that this correlation will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue.
●Liquidity Risk — The market for the crypto futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of crypto futures, which could decrease the correlation between the performance of crypto futures and spot crypto.
This risk may result in the Fund being unable to obtain market-capitalization weighted exposure when it rebalances, and this could affect the ability of the Fund to meet its investment objective.
●Crypto Futures Risk – The market for crypto futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the crypto futures market has grown substantially since crypto futures commenced trading, there can be no assurance that this growth will continue. The price for crypto futures contracts is based on a number of factors, including the supply of and the demand for crypto futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for crypto futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral require ments, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to crypto futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like crypto futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
For all these and potentially other reasons, the Fund may be unable to obtain market-capitalization weighted exposure when it rebalances, and this could affect the ability of the Fund to meet its investment objective.
The performance of crypto futures contracts, in general, has historically been highly correlated to the performance of crypto. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of crypto futures contracts and decrease the correlation between the performance of crypto futures contracts and crypto, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of crypto. To the extent the Fund is invested in back-month crypto future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the spot prices of crypto.
●Crypto Futures Capacity Risk – If the Fund’s ability to obtain exposure to crypto futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the crypto futures market, a disruption to the crypto futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to crypto futures contracts will cause the Fund’s performance to deviate from the performance of crypto and crypto futures. Additionally, the ability of the Fund to obtain exposure to crypto futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

   Bitcoin & Ether Market Cap Weight ETF :: 19
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This risk may result in the Fund being unable to obtain market-capitalization weighted exposure when it rebalances, and this could affect the ability of the Fund to meet its investment objective.
●Cost of Futures Investment Risk – As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures contracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
●Bitcoin Risk – The Fund’s investments in bitcoin futures contracts and swap agreements expose the Fund to the risks associated with an investment in bitcoin because the price of these derivatives is substantially based on the price of bitcoin. Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether

20 :: Bitcoin & Ether Market Cap Weight ETF
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trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.
In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.
Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Risk of Investing in Exchange-Traded Funds (ETFs) – Investing in other investment companies, such as ETFs, subjects the Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the ETF may not produce its intended results (management risk) and the risk that the ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, investing in ETFs involves the risk that an ETF’s performance may not track the performance of the index or markets that the ETF is designed to track, which may result in losses to such ETF and, ultimately, the Fund. In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its share of the expenses of the underlying ETF’s expenses.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Concentration Risk — The Fund has a significant portion of its value in crypto futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

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●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the crypto futures held by the Fund and crypto may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining exposure to crypto futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on crypto futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

22 :: Ether ETF
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Investment Objective
ProShares Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund currently seeks to achieve this objective primarily through investments in ether futures contracts. The Fund does not invest directly in ether.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.00%
Fee Waiver/Reimbursement[2]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%
1
Other Expenses include 0.05% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.
2
ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive fees or reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by futures commission merchants through September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. From the date of the Fund’s inception through May 31, 2024, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of ether.
The Fund does not invest directly in ether. Investors seeking a direct investment in ether should consider an investment other than the Fund.
Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).
The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

   Ether ETF :: 23
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Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to ether and/or in instruments with similar economic characteristics.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as ether. These derivatives principally include:
○Ether Futures Contracts – Standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month ether futures. The Fund may also invest in back-month ether futures contracts. Front-month ether futures contracts are those contracts with the shortest time to maturity. Back-month ether futures contracts are those with longer times to maturity.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.
In order to maintain its exposure to ether futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.
Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund seeks to provide investment results that correspond to the performance of ether by primarily investing in ether futures contracts. The Fund does not invest directly in or hold ether. Investors seeking a direct investment in ether should consider an investment other than the Fund. While the performance of ether futures contracts, in general, has historically been highly correlated to the performance of “spot” ether, there can be no guarantee that this will continue. “Spot” ether refers to ether that can be purchased immediately. The performance of the Fund should not be expected to match the performance of spot ether.
●Ether Market Volatility Risk – The prices of ether and ether futures have historically been highly volatile. The value of the Fund’s investments in ether futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. During 2023 and 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.
●Liquidity Risk — The market for the ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size.

24 :: Ether ETF
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Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of ether futures, which could decrease the correlation between the performance of ether futures and spot ether.
●Ether Futures Risk – The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.
Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to ether futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.
The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In the event that there are persistent disconnects between ether and ether futures, the Fund may not be able to obtain the desired exposure and may not be able to achieve its investment objective.
In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month ether future contracts, the performance of the Fund should be expected to deviate more sig nificantly from the performance of ether. Moreover, price differences between ether and ether futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.
●Ether Futures Capacity Risk – If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
●Cost of Futures Investment Risk – As discussed above, when a ether futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a ether futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures have historically experienced extended periods of contango. Contango in the ether futures market may have a significant adverse impact on the performance of the Fund and may cause ether futures and the Fund to underperform spot ether. Both contango and backwardation would reduce the Fund’s correlation to spot ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
●Ether Risk – The Fund’s investments in ether futures contracts exposes the Fund to the risks associated with an investment in ether because the price of ether futures is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of

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the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.
In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonethe less cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.
Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
●Concentration Risk — The Fund has a significant portion of its value in ether futures. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results,

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the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the ether futures held by the Fund and ether may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining exposure to ether futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on ether futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objectives, Principal Investment Strategies and Related Risks

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This section contains additional details about each Fund’s investment objective, principal investment strategies and related risks.
Investment Objectives
Bitcoin ETF
The Fund seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.
Bitcoin & Ether Equal Weight ETF
The Fund seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund currently seeks to achieve this objective primarily through investments in bitcoin and ether futures contracts. The Fund does not invest directly in bitcoin or ether.
Bitcoin & Ether Market Cap Weight ETF
The Fund seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund currently seeks to achieve this objective primarily through investments in bitcoin and ether futures contracts. The Fund does not invest directly in bitcoin or ether.
Ether ETF
The Fund seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund currently seeks to achieve this objective primarily through investments in ether futures contracts. The Fund does not invest directly in ether.
Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (“Board”), without the approval of Fund shareholders.
Principal Investment Strategies
Bitcoin ETF
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin. The Fund does not invest directly in bitcoin.
Bitcoin & Ether Equal Weight ETF
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of an equal weight basket of bitcoin and ether, although the Fund does not invest directly in bitcoin or ether.
Each month the Fund will invest half its assets in instruments providing bitcoin futures exposure and the other half in instruments providing ether exposure. Bitcoin and ether futures contracts are replaced or “rolled” each month to the next month’s contract prior to expiration. The Fund’s equal weight exposure is reestablished each month in connection with the rolling of bitcoin and ether futures.
As of May 31, 2024, the market capitalization of bitcoin and ether was 75% and 25%, respectively. Market-capitalization is determined by multiplying the price of bitcoin or ether by the amount in circulation (i.e., the total amount mined or minted and available for use).
Bitcoin & Ether Market Cap Weight ETF
The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether, although the Fund does not invest directly in bitcoin or ether.
Each month the Fund will invest its assets in proportion to the market-capitalization of bitcoin and ether. Market-capitalization is determined by multiplying the price of bitcoin or ether by the amount in circulation (i.e., the total amount mined or minted and available for use). As of May 31, 2024, the market capitalization of bitcoin and ether was 75% and 25%, respectively. Bitcoin and ether futures contracts are replaced or “rolled” each month to the next month’s contract prior to expiration. The Fund’s market-capitalization weighted exposure is reestablished each month in connection with the rolling of bitcoin and ether futures.
Ether ETF
The Fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of ether, although the Fund does not invest directly in ether.
All Funds
In seeking to achieve each Fund’s investment objective, ProShare Advisors LLC (“ProShare Advisors” or the “Advisor”) takes into consideration, among other things, the relative liquidity of and costs associated with crypto futures contracts, as applicable, as well as regulatory requirements imposed by the Securities and Exchange Commission, the CFTC, the listing exchanges and the Internal Revenue Service. Each Fund generally seeks to remain fully invested at all times in investments that, in combination, provide exposure to ether and/or bitcoin futures, as applicable, without regard to market conditions, trends, or direction.
Each Fund does not take temporary defensive positions. Each Fund will generally hold its crypto-related investments during periods in which the value of crypto is flat or declining as well as during periods in which the value of crypto is rising. For example, if a Fund’s crypto-related investments are declining

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in value, the Fund generally will not exit its positions except as needed to meet redemption requests.
Bitcoin
Bitcoin is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited. The value of bitcoin is not backed by any government, corporation, or other identified body.
The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin. By design, the supply of bitcoin is limited to 21 million bitcoins. As of the date of this Prospectus, there are approximately 20 million bitcoins in circulation.
Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation and movement. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open-source, and anyone can contribute to its development.
The Bitcoin Network
The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open-source software. Anyone can be a user, developer, or miner.
Bitcoin is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Bitcoin Blockchain contains a record and history for each bitcoin transaction.
New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new block is then confirmed through acceptance by a majority of users who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.
The Bitcoin Protocol
The Bitcoin Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.
However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.
If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
Ether
Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.
The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.
Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single

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entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.
Ethereum Network
The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which include validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.
Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.
The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications. Requiring payment in Ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.
Ethereum Protocol
The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.
If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.
An Ethereum private key controls the transfer or “spending” of ether from its associated public Ethereum address. An Ethereum “wallet” is a collection of public Ethereum addresses and their associated private key(s). It is designed such that only the owner of ether can send ether, only the intended recipient of ether can unlock what the sender sent and both transactions and ownership can be verified by any third party anywhere in the world.
Fees need to be paid in ether in order to facilitate transactions and execute smart contracts. The fee that is charged is called “gas.” Gas price is often a small fraction of ether, which is denoted in the unit of Gwei (10^9 Gwei = 1 ether). Gas is essential in sustaining the Ethereum network. It incentivizes validators to process and verify transactions and incentivizes new validators to stake ether. Gas fees are a product of Ethereum network demand relative to the Ethereum network’s capacity.
The Ethereum Foundation (“EF”) is a non-profit organization that is dedicated to supporting Ethereum and related technologies. The EF, alongside other organizations, supports Ethereum Protocol development through funding and advocacy. The EF finances its activities through its initial allocation of ether at the launch of the Ether Network in 2015. Although the EF does not control Ethereum, and is one of many organizations within the Ethereum ecosystem, it is the most significant driving force for Ethereum Protocol development and support of Ethereum generally.
Crypto Futures
A futures contract is a standardized contract traded on, or subject to the rules of, an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Each Fund invests in standardized, cash-settled crypto futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Futures contracts are traded on a wide variety of underlying assets, including crypto, bonds, interest rates, agricultural products, stock indexes, currencies, digital assets, energy, metals, economic indicators and statistical measures. The contract unit (i.e., the total amount of the

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underlying asset referenced in each futures contract) and calendar term of futures contracts on a particular underlying asset are identical and are not subject to any negotiation, other than with respect to price and the number of contracts traded between the buyer and seller. Futures contracts expire on a designated date, referred to as the “expiration date.”
Each Fund’s ability to invest in crypto futures contracts is subject to regulatory limitations, limitations imposed by listing exchanges and in some instances, limitations imposed by FCMs (e.g., margin requirements, position limits, and accountability levels). Position limits are predetermined maximum levels of futures that can be owned or controlled by a market participant. An accountability level is a threshold of futures holdings established by an exchange that, once met, subjects a market participant to greater scrutiny, such as providing information to the exchange about a Fund and its futures positions and the possibility that the exchange would prevent the Fund from increasing the size of its crypto futures position or require it to decrease its position in crypto futures contracts. Each Fund’s futures positions may be aggregated with those held by certain of its affiliates for purposes of applying position limits and accountability levels, meaning that the amount of crypto futures held by certain affiliates of the Fund could affect the Fund’s ability to enter into additional crypto futures contracts or subject the Fund to a requirement to decrease its position in crypto futures contracts. Margin requirements specify the minimum amount of cash required to be deposited with an FCM for open futures contracts.
Each Fund generally deposits cash (also known as “margin”) with an FCM for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure a Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by each Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require a Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for crypto futures are substantially higher than margin requirements for many other types of futures contracts.
CME Bitcoin Futures commenced trading on the CME Globex electronic trading platform on December 17, 2017, under the ticker symbol “BTC.” CME Micro Bitcoin Futures commenced trading on the CME Globex electronic trading platform on May 3, 2021, under the ticker symbol “MBT.” CME Bitcoin Futures and CME Micro Bitcoin Futures are cash-settled in U.S. dollars, based on the CME CF Bitcoin Reference Rate (“BRR”). The CME CF Bitcoin Reference Rate is a volume-weighted composite of U.S. dollar-bitcoin trading activity on spot bitcoin trading venues selected by an oversight committee established by the CME and CF Benchmarks, the administrator of the CME CF Bitcoin Reference Rate, based on predefined criteria established by CF Benchmarks and approved by the oversight committee. As of the date of this Prospectus, the trading venues included in the BRR are Bitstamp, Coinbase, ItBit, Kraken, Gemini, and LMAX Digital. The criteria require, among other things, each selected trading venue to have implemented policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. The selected trading venues are not registered exchanges and are not subject to the regulation and supervision of a federal financial markets regulator. Each selected trading venue is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the selected trading venue continues to meet all criteria. CF Benchmarks and the BRR are subject to United Kingdom Financial Conduct Authority Regulation.
CME Ether Futures commenced trading on the CME, a CFTC registered futures exchange, on February 8, 2021, under the ticker symbol “ETH”. CME ether futures are cash-settled in U.S. dollars, based on the CME CF Ether Reference Rate. The CME CF Ether Reference Rate is a volume-weighted composite of U.S. dollar-ether trading activity on spot ether trading venues selected by an oversight committee established by the CME and CF Benchmarks, the administrator of the CME CF Ether Reference Rate, based on predefined criteria established by CF Benchmarks and approved by the oversight committee. The criteria require, among other things, each selected trading venue to have implemented policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. The selected trading venues are not registered exchanges and are not subject to the regulation and supervision of a federal financial markets regulator. Each selected trading venue is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the selected trading venue continues to meet all criteria. CF Benchmarks and the CME CF Ether Reference Rate are subject to United Kingdom Financial Conduct Authority Regulation.
Rolling of the Crypto Futures
Futures contracts expire on a designated date, referred to as the “expiration date.” Each Fund generally seeks to invest in “front-month” CME bitcoin futures contracts and/or CME ether futures contracts, as applicable, but may invest in back-month, cash-settled bitcoin futures contracts and/or ether futures contracts. “Front-month” contracts are the monthly contracts with the nearest expiration date. Back-month contracts are those with longer times to maturity. CME bitcoin futures and CME ether futures are cash-settled on their expiration date unless they are “rolled” prior to expiration, as applicable. Each Fund intends to “roll” its CME bitcoin futures and/or CME ether futures prior to expiration, as applicable. Typically, the Fund will roll to the next “nearby” CME bitcoin

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futures and/or CME ether futures, as applicable. The “nearby” contracts are those contracts with the next closest expiration date.
Investment in the Cayman Subsidiary
Certain Funds expect to gain exposure to crypto futures contracts by investing a portion of its assets in a wholly-owned subsidiary of the Fund and organized under the laws of the Cayman Islands. Each of these subsidiaries will be managed and advised by ProShare Advisors and overseen by the Fund’s board of directors.
Additional Crypto-Related Investments
ProShares Bitcoin ETF
If the Fund is unable to obtain the desired exposure to bitcoin futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in equity securities of “bitcoin-related companies” or investing in other U.S. investment companies that provide investment exposure to bitcoin futures contracts or bitcoin-related companies. For these purposes, bitcoin-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of bitcoin or bitcoin futures. For example, the Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
In addition, the Fund may enter into swap agreements that provide exposure to bitcoin or bitcoin futures. A swap agreement is a contract where two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark.
The Fund may also invest in the securities of exchange traded funds or “ETFs”, organized and listed for trading in the U.S. Shares of these ETFs represent an interest in a portfolio of bitcoin futures and/or “spot” bitcoin. The U.S. ETFs that hold spot bitcoin are not regulated under the Investment Company Act of 1940 and therefore the Fund’s investments in these vehicles will not benefit from the protections and restrictions of that law.
ProShares Bitcoin & Ether Market Cap Weight ETF
If the Fund is unable to obtain the desired exposure to crypto futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in equity securities of “crypto-related companies” or investing in other U.S. investment companies that provide investment exposure to crypto futures contracts or crypto-related companies. For these purposes, crypto-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of bitcoin, ether, bitcoin futures, or ether futures. For example, the Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
ProShares Bitcoin & Ether Equal Weight ETF
If the Fund is unable to obtain the desired exposure to crypto futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in equity securities of “crypto-related companies” or investing in other U.S. investment companies that provide investment exposure to crypto futures contracts or crypto-related companies. For these purposes, crypto-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of bitcoin, ether, bitcoin futures, or ether futures. For example, the Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
ProShares Ether ETF
If the Fund is unable to obtain the desired exposure to ether futures contracts because it is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, ProShare Advisors intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in equity securities of “ether-related companies” or investing in other U.S. investment companies that provide investment exposure to ether futures contracts or ether-related companies. For these purposes, ether-related companies are companies listed on a U.S. stock exchange that ProShare Advisors believes provide returns that generally correspond, or are closely related, to the performance of ether or ether futures. For example, the Fund may invest in U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms.
Please see “Principal Investment Strategies” in each Fund’s Summary Prospectus for more detail about the financial instruments in which the Fund invests.
Additional Information Regarding Principal Risks
Like all investments, investing in a Fund entails risks. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which a Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on a Fund’s returns and

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consequently the value of an investment in a Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The Statement of Additional Information (“SAI”) contains additional information about each Fund, investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
●Crypto and Crypto Futures Risk – Investments linked to crypto present unique and substantial risks. Such investments can be highly volatile compared to investments in traditional securities and a Fund may experience sudden and large losses. The markets for crypto and crypto futures may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. Trading and investing in assets linked to crypto are generally not based on fundamental investment analysis.
A number of factors impact the price and market for crypto and crypto futures.
○Supply and demand for crypto – It is believed that speculators and investors who seek to profit from trading and holding crypto currently account for a significant portion of crypto demand. Such speculation regarding the potential future appreciation in the price of crypto may artificially inflate or deflate the price of crypto. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of crypto futures to fluctuate quickly and without warning.
○Supply and demand for crypto futures contracts – The price of crypto futures contracts is based on a number of factors, including the supply of and the demand for crypto futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for crypto futures contracts. Typically, demand paired with supply constraints and other factors have caused crypto futures to trade at a premium to a “spot” price of crypto. Additional demand, including demand resulting from the purchase, or anticipated purchase, of futures contracts by a Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.
○Adoption and use of crypto – The continued adoption of crypto will require growth in its usage as a means of payment. Even if growth in crypto adoption continues in the near or medium-term, there is no assurance that crypto usage will continue to grow over the long-term. A contraction in the use of ether may result in a lack of liquidity and increased volatility in the price of ether. It may also result in a reduction infare processed by validators for ether.
○The regulatory environment relating to crypto and crypto futures – The regulation of crypto, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for crypto businesses to provide services, which may impede the growth of the crypto economy and have an adverse effect on adoption of crypto. In addition, certain crypto businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell crypto and crypto futures. Similarly, future regulatory changes or enforcement actions could impact the ability of a Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned. For example, if ether were determined or were expected to be determined to be a security under the federal securities laws or state securities laws, it is possible certain ether trading venues would no longer facilitate trading in ether. As a result, trading in ether futures may be completely halted or otherwise disrupted, or become significantly more volatile, ether futures may become illiquid and/or lose significant value, and a Fund may have difficulty unwinding or closing out its ether futures contracts. In that event, the value of an investment in a Fund could decline significantly and without warning, including to zero. There is no guarantee that security futures on ether would begin trading on any particular timeframe or at all or that a Fund would be able to invest in such instruments. The determination that ether is a security and the related impacts on ether futures contracts may result in extraordinary expenses for a Fund.
○Margin requirements and position limits applicable to crypto futures contracts – Margin levels for crypto futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by a Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent a Fund from obtaining sufficient exposure to crypto futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by a Fund may impose

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limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If a Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.
○Largely unregulated marketplace – Crypto, the Bitcoin Network, the Ethereum Network, and digital asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation and lack of compliance with applicable regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto. Such manipulation could cause investors in crypto to lose money, possibly the entire value of their investments. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own crypto or the quantity of crypto that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of crypto or a group of holders from selling their crypto (which could depress the price of crypto) or otherwise attempting to manipulate the price of crypto, the Bitcoin Network or the Ethereum Network. Events that reduce user confidence in crypto, the Bitcoin Network, or the Ethereum Network, and the fairness of digital asset trading venues could have a negative impact on a Fund.
○Cybersecurity – As a digital asset crypto is subject to the risk that malicious actors will exploit flaws in its code or structure, or that of digital asset trading venues, that will allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information, or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts. Additionally, the Bitcoin Network and Ethereum Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network and Ethereum Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network and Ethereum Network, the price and liquidity of crypto, and the value of an investment in a Fund. The Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers
(e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork).
○Declining mining compensation – Transactions in bitcoin are processed by miners which are primarily compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the Bitcoin Network may become more vulnerable to malicious actors. Additionally, changes in the prices of hardware or electricity required to process transactions may reduce miner incentives. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in a Fund.
○Declining staking compensation – Transactions in ether are processed by validators who are primarily compensated in ether based on the amount of ether staked, as determined by the Ethereum Protocol. If this compensation is not sufficient to incentivize validators to stake, the confirmation process for transactions may slow and the Ethereum Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of ether and the value of an investment in the Fund.
○Forks – The open-source nature of the Ethereum Protocol and the Bitcoin Protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Bitcoin Network and the Ethereum Network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the BRR and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks’ Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of an investment in the Fund. A fork may be intentional such as the Ethereum ’Merge.’ The ’Merge’ represents the Ethereum Network’s shift from proof-of-work to proof-of-stake. This means that instead of being required to solve complex mathematical problems validators are required to stake ether. Prior to September 2022, Ethereum operated using a proof-of-work consensus mechanism. Following the Merge, approximately 1,700 Ether are issued per day, though the issuance rate varies based on the number of validators on the network. In addition, the issuance of new Ether could be partially or completely offset by the burn mechanism introduced by the EIP-1559 modification, under which Ether are removed from supply at a rate that varies with network usage.
○Costs of rolling futures contracts – Futures contracts with a longer term to expiration may be priced higher

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than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Fund may sell the expiring crypto futures at a lower price and buy a longer-dated crypto futures at a higher price. When rolling futures contracts that are in backwardation, the Fund may sell the expiring crypto futures at a higher price and buy the longer-dated crypto futures at a lower price. The price difference between the expiring contract and longer dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures contracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures to underperform spot crypto. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
○Liquidity risk – The market for crypto futures contracts is still developing and may be subject to periods of illiquidity. In addition, even when crypto futures contracts are not generally illiquid, the size of a Fund’s position in crypto futures may be illiquid. During such times it may be difficult or impossible to enter into or exit a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which a Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. It is also possible that, if a Fund’s assets become significant relative to the overall market, the large size of its positions potentially could impact futures contracts prices and contribute to illiquidity. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to enter into or exit futures at desired prices or at all.
○Crypto tax risk – Current U.S. Internal Revenue Service (“IRS”) guidance indicates that convertible virtual currency, defined as a digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value that has an equivalent value in real currency, or that acts as a substitute for real currency, should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of crypto as a medium of exchange, especially for a holder of crypto that has appreciated in value.
○Environmental risk – Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may impact the demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners.
●Derivatives Risk — A Fund may obtain exposure to crypto through derivatives (i.e., crypto futures contracts). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; and 5) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.
●Borrowing Risk – A Fund may borrow for tax management or investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by a Fund of portfolio financial instruments concurrently with an agreement by a Fund to repurchase the same financial instruments at a later date at a fixed price. Reverse repurchase agreements do not

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mitigate a Fund’s risk that the market value of the financial instruments a Fund is obligated to repurchase under the agreement may decline below the repurchase price. A Fund may enter into both exchange-traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of a Fund.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which a Fund and its subsidiary are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect the Fund and its shareholders. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its subsidiary.
●Crypto-Related Company Risk – If a Fund is unable to obtain its desired exposure to crypto futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the Fund may obtain exposure by investing in “crypto-related companies.” There can be no assurance that the returns of crypto-related companies will correspond, or be closely-related, to the performance of crypto or crypto futures. Crypto-related companies face rapid changes in technology, intense competition including the development and acceptance of competing platforms or technologies, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). Crypto-related companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain crypto-related companies may be subject to the risks associated with investing directly in digital assets, including cryptocurrencies and crypto tokens.
●Risk of Investing in Other U.S. ETFs — If a Fund is unable to obtain its desired exposure to crypto futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the Fund may obtain exposure by investing in other U.S. ETFs, that provide investment exposure to crypto futures contracts or crypto-related companies. Such investments subject a Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market move ments and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its pro rata share of the expenses of the underlying fund’s expenses.
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of a Fund. Money market instruments may include money market funds. To the extent a Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Counterparty Risk — A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions.
A Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, a Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as

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any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.
In addition, a Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Fund of a counterparty who is subject to such proceedings in the European Union or the United Kingdom (sometimes referred to as a “bail in”).
●Market Price Variance Risk — Individual shares of a Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of a Fund, which may also cause NAV and market price to vary significantly. The market price of a Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of a Fund’s holdings. Differences between secondary market prices and the value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by a Fund at a particular time. In addition, there may be times when the market price and the NAV of a Fund’s shares vary significantly, such as during periods of market volatility. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of a Fund’s holdings when they sell those shares.
A Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with a Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of a Fund’s portfolio holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of a Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest,

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which may be the time that a shareholder most wants to sell their shares. A Fund’s investment results are measured based upon the daily NAV of the Fund.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on crypto futures contracts. As a result, the ability to trade crypto futures contracts may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, result in a Fund being unable to trade crypto futures contracts at all, and/or cause significant deviations in the performance of crypto futures contracts from spot crypto. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund, such as market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers. The SAI contains additional information about each Fund, its investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks.
●Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of each Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, each Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual compa nies (including, but not limited to, each Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of each Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of each Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on each Fund’s performance, resulting in losses to your investment.
●Risk of Global Economic Shock — Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new

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uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
●Risks of Government Regulation —The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”—which could include the digital asset (such as crypto) funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of a Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While a Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to ProShare Advisors or a Fund.
●Operational Risk — A Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect a Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While a Fund seeks to minimize such events through controls and oversight, there may still be failures and a Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on a Fund’s returns.
●Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
●Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures approved by the Board of Trustees of a Fund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio investment for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a

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Fund’s crypto futures may be determined by reference, in whole or in part, to the cash market in crypto. These circumstances may be more likely to occur with respect to crypto futures than with respect to futures on more traditional assets. In addition, the crypto futures held by a Fund and crypto may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
●Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a Fund in crypto or in derivatives that provide direct exposure to crypto are not expected to produce qualifying income for purposes of the Fund’s qualification as a RIC. A Fund, however, may gain exposure to crypto and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, each Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. A Fund may, however, exceed this amount from time to time if ProShare Advisors believes doing so is in the best interests of the Fund, provided, however, that the Fund intends to continue to comply with the asset diversification test applicable to RICs. To that end, a Fund may need to take steps intended to cause the value of its investment in the subsidiary not to exceed 25% of the value of its total assets at the close of each quarter of the Fund’s taxable year, but there can be no assurances that the Fund will be able to do so or that the Fund’s steps will achieve the intended outcome. A Fund’s intention to qualify as a RIC is expected to limit its ability to pursue its investment strategy and a Fund’s pursuit of its investment strategy could bear adversely on the Fund’s ability to so qualify.
If a Fund’s investments in the subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. ProShare Advisors will carefully monitor a Fund’s investments in the subsidiary with the intent of ensuring that no more than 25% of the Fund’s assets are invested in the subsidiary at the end of each tax quarter.
In addition, each Fund intends to invest in complex derivatives for which there is not clear guidance from the Inter nal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test or the qualifying income requirement applicable to RICs. There are no assurances that the IRS will agree with a Fund’s calculation under the asset diversification test and/or its treatment of income for purposes of the qualifying income requirement, which could cause the Fund to fail to qualify as a RIC.
If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
●Trading Risks — The shares of each Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of a Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of a Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares of a Fund will trade with any volume, or at all, on any stock exchange or other venue.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder

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reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from a Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the Exchange is closed other than customary weekend and holiday closings; (2) trading on Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of a Fund; and (5) for up to 14 calendar days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.
A Precautionary Note Regarding Regulation of Derivatives — Current global regulation of and future regulatory changes with respect to derivatives regulations may alter, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.

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Management of ProShares Trust

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Board of Trustees and Officers
The Board is responsible for the general supervision of each Fund. The officers of the Trust are responsible for the day-to-day operations of each Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund.
Pursuant to an Investment Advisory and Management Agreement between ProShare Advisors and the Trust on behalf of each Fund, ProShare Advisors is responsible for substantially all expenses of the Funds (and substantially all expenses of any wholly owned subsidiary of the Funds, if any) except, without limitation, interest expenses (except that, with respect to Bitcoin ETF, ProShare Advisors will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), taxes, brokerage and certain other transaction costs (except with respect to Bitcoin ETF, that ProShare Advisors will pay any net account or similar fees charged by futures commission merchants), legal expenses, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, future distribution fees or expenses, and extraordinary expenses. For its investment advisory and management services, each Fund pays ProShare Advisors a fee at an annualized rate of 0.95% of its average daily net assets.
ProShare Advisors, on behalf of the Ether ETF, Bitcoin & Ether Market Cap Weight ETF and Bitcoin & Ether Equal Weight ETF, has entered into an Advisory and Management Fee Waiver and Reimbursement Agreement pursuant to which the Advisor has agreed to waive a portion of it Advisory and Management Fee or make additional payments to the extent necessary to reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by FCMs. This arrangement will remain in effect through at least September 30, 2025 and prior to such date ProShare Advisors may not terminate the arrangement without the approval of the Board.
A discussion regarding the basis for the Board approving the investment advisory agreement for each Fund is in the Trust’s most recent semi-annual report to shareholders dated November 30, 2023, or in the Trust’s most recent annual report to shareholders dated May 31, 2024.
During the year ended May 31, 2024, each Fund paid ProShare Advisors fees in the following amount (fees paid reflect the effects of any expense limitation arrangements in place for the period):
Fund	Fees Paid
Bitcoin & Ether Equal Weight ETF	0.89%
Bitcoin & Ether Market Cap Weight ETF	0.90%
Bitcoin ETF	0.95%
Ether ETF	0.90%
Portfolio Management
The following individuals have responsibility for the day-to-day management of each Fund as set forth in the Summary Prospectus relating to each Fund. The Portfolio Managers’ business experience for the past five years is listed below. Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of other investment companies can be found in the SAI.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to each Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, provides regulatory administration services to the Trust.
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to each Fund including, ProShare Advisors, each Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any

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remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the exchange on which the shares of a Fund are listed (typically calculated as of 4:00 p.m. Eastern Time).
Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at amortized cost. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if a Fund sold them. In those circumstances, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index. See the Statement of Additional Information for more details.
To the extent a Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times a Fund is open for business. In particular, calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange on which the shares of a Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
As a shareholder on a Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from a Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any

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net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
Dividend Reinvestment Services
As noted above under “Distributions”, a Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.
Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as each Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.
Taxes
The following is certain general information about taxation of each Fund:
●Each Fund intends to qualify for treatment as a RIC for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If a Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If a Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by a Fund in futures and swap agreements are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether a
Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid fund-level tax.
●Investments by a Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause a Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by a Fund. Investments by a Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet an annual distribution requirement. A Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. A Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary

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dividends for federal income tax purposes. Ordinary dividends you receive that a Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. A Fund’s investment strategy may significantly limit its ability to distribute dividends as “qualified dividend income” or treat the income from such as investments as capital gains.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that a Fund properly reports as capital gain dividends, short-term capital gain dividends or interest -related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of foreign securities, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to a Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the IRS if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for each Fund. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above

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the NAV. A discount is the amount that a Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

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Financial Highlights
The following tables are intended to help you understand the financial history of each Fund for the past five years (or since inception, if shorter). Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the financial statements of a Fund, appears in the Annual Report of each Fund and is available upon request.

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ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN(c)		RATIOS TO AVERAGE NET ASSETS(f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reduc- tions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(g)
Bitcoin & Ether Equal Weight Strategy ETF†
September 29, 2023* through May 31, 2024	$39.89	$1.67	$46.11	$0.01	$47.79	$(7.51)	$—	$—	$(7.51)	$80.17	122.96%	123.38%	1.01%(i)	0.95%(i)	3.56%	3.62%	$5,612	N/A
Bitcoin & Ether Market Cap Weight Strategy ETF†
September 29, 2023* through May 31, 2024	39.76	1.70	48.07	0.01	49.78	(8.13)	—	—	(8.13)	81.41	127.76	128.49	1.00(j)	0.95(j)	3.53	3.58	8,141	N/A
Bitcoin Strategy ETF†
Year ended May 31, 2024	15.53	0.80	16.86	0.01	17.67	(5.88)	—	—	(5.88)	27.32	129.88	129.71	0.95	0.95	3.82	3.82	2,079,174	N/A
Year ended May 31, 2023	19.66	0.16	(3.16)	-(h)	(3.00)	(1.13)	—	—	(1.13)	15.53	(15.27)	(15.21)	0.95	0.95	1.20	1.20	891,243	N/A
October 18, 2021* through May 31, 2022	40.00	(0.15)	(20.20)	0.01	(20.34)	—	—	—	—	19.66	(50.85)	(50.93)	0.96	0.96	(0.88)	(0.88)	823,923	N/A
Ether Strategy ETF†
September 29, 2023* through May 31, 2024	40.16	1.65	43.42	0.02	45.09	(3.49)	—	—	(3.49)	81.76	114.09	114.26	1.00(j)	0.95(j)	3.55	3.61	102,206	N/A
*
Commencement of investment operations.
†
Consolidated Statement of Financial Highlights.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes transaction fees associated with the issuance and redemption of Creation Units.
(c)
Not annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)
Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h)
Per share amount is less than $0.005.
(i)
Includes interest expense amounting to 0.06%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.

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(j)
Includes interest expense amounting to 0.05%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.

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Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about each Fund in its current SAI, dated September 27, 2024, as may be amended from time to time, and in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, which have been filed electronically with the SEC and which are incorporated by reference into, and are legally a part of, this Prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Copies of the SAI, and each Fund’s annual and semi-annual reports and other information such as Fund financial statements are available, free of charge, online at each Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2024 ProShare Advisors LLC. All rights reserved.SEPT-24

PROSPECTUS  September 27, 2024

HBIT	Short Bitcoin ETF II

The Fund is not yet available for sale. The Fund is expected to be listed on NYSE Arca (“Exchange”).
Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

3	Short Bitcoin ETF II
9	Investment Objective, Principal Investment Strategies and Related Risks
23	Management of ProShares Trust
24	Determination of NAV
25	Distributions
25	Dividend Reinvestment Services
26	Taxes
28	Financial Highlights

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Investment Objective
Short Bitcoin ETF II (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).
In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of bitcoin. The Fund does not directly short bitcoin.
Important Information About the Fund
If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses [1]	0.00%
Total Annual Fund Operating Expenses	0.95%
1
“Other Expenses” are estimated.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
97	303
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. Because the Fund is not yet available for sale, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of bitcoin. The Fund does not directly short bitcoin.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of bitcoin for these purposes has been limited and bitcoin presently is not widely accepted as a means of payment.
The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions

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(commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “BITCOIN”.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
The Fund will invest principally in the financial instruments listed below.
●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as bitcoin. These derivatives principally include:
○Swap Agreements – The Fund typically enters into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark, such as exchange-traded funds (“ETFs”) or indexes. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. As of the date of this Prospectus, it is expected that the Fund will gain swap exposure to bitcoin by entering into one or more swap agreements that use a single U.S.-traded ETF that holds spot bitcoin (each a “Spot Bitcoin ETF”) as a reference asset. The Fund may have exposure to bitcoin through swap transactions that provide exposure to only a single Spot Bitcoin ETF or may enter into transactions that when combined provide the Fund with exposure to multiple Spot Bitcoin ETFs. The Fund may have exposure to a single Spot ETF for extended periods of time. A Spot
Bitcoin ETF used as a reference asset for one or more of the Fund’s swap transactions may change at any time based on a variety of factors, including counterparty terms; market conditions; and the fees, performance, and liquidity of those Spot Bitcoin ETFs.
●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:
○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.
ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.
The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction.
The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.
Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
●Investment Strategy Risk – The Fund obtains short exposure to bitcoin in a manner designed to provide inverse leveraged exposure to the single day returns of the Index. The Fund does not directly short bitcoin. Investors seeking to short bitcoin directly should consider an investment other than the Fund.
●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional

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index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.
The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.
Estimated Fund Returns
Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%
Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2024 was 64.83%. The Index’s highest May to May volatility rate during the five-year period was 79.54% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2024 was 51.35%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason

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the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Counterparties may impose margin requirements, exposure limits, and collateral requirements that may limit the Fund’s ability to achieve its desired inverse leveraged exposure to bitcoin. In addition, the Fund has a limited number of counterparties, which may limit the ability of the Fund to obtain inverse leveraged exposure to bitcoin. Moreover, the Fund generally structures its agreements so that the Fund or the counterparty can terminate the contract at any time without penalty. This means there is a risk that the Fund’s counterparties may terminate the Fund’s swap agreements and no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund that provide sufficient inverse leveraged exposure to bitcoin. As an example, if the Index has a dramatic intraday move, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its Daily Target. If the Fund cannot obtain sufficient inverse leveraged exposure to bitcoin, the Fund will not meet its Daily Target.
●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
●Bitcoin Market Volatility Risk – The price of bitcoin has historically been highly volatile. The value of the Fund’s inverse leveraged exposure to bitcoin – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In 2023 and over the course of 2024, bitcoin prices have continued to exhibit extreme volatility. Such volatility is expected to persist.
●Bitcoin Risk – Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price and liquidity of bitcoin. The widespread adoption of a competing digital asset or blockchain may result in a reduction in demand for bitcoin. A significant portion of the demand for bitcoin may be the result of speculation. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin and increase volatility. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation, and are highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional

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asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network.
As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause significant volatility in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Alternatively, legal or regulatory changes may increase the acceptance and adoption of bitcoin. The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of bitcoin.
●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
●Concentration Risk — The Fund has a significant exposure to bitcoin. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. The Fund may have significant exposure to a single Spot Bitcoin ETF that serves as the reference asset on a swap entered into by the Fund. As a result the Fund will be more susceptible to an adverse market, economic or regulatory event affecting such Spot Bitcoin ETF.
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calcu lation time will generally be higher or lower than the Daily Target.
●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, bitcoin may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
●New Fund Risk — The Fund has not yet commenced operations. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, will jointly and primarily manage the Fund from inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for cash in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary

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market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity.
Recent information, including information about a Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

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Investment Objective, Principal Investment Strategies and Related Risks

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This section contains additional details about the Fund’s investment objective, principal investment strategies and related risks.
Investment Objective
The Fund is a “Geared Fund” in the sense that it is designed to seek daily investment results, before fees and expenses, that correspond to the daily performance of a daily benchmark such as the inverse (i.e., -1x) of the daily performance of an index (the “Daily Target”) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objectives over a period of time greater than a single day. A “single day” is measured from the time a Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.
The return of the Fund for periods longer than a day is the product of a series of daily leveraged returns for each trading day during that period. If you hold Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. You should know that over your holding period:
●Your return may be higher or lower than the Daily Target, and this difference may be significant.
●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.
●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.
●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
For periods longer than a day, you will lose money if the Index’s performance is flat. It is possible that you will lose money invested in the Fund even if the value of the Index falls during that period. Returns may move in the same direction as the Index during periods of higher Index volatility, low Index returns, or both. In addition, during periods of higher Index volatility, the Index volatility may affect your return as much or more than the return of the Index.
Investment in the Fund involves risks that are different from and additional to the risks of investments in other types of funds. An investor in the Fund could potentially lose the full value of their investment within a single day.
The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (“Board”), without the approval of Fund shareholders.
Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to correspond to the inverse (i.e., -1x) of the daily performance of its index. The Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in financial instruments that provide similar exposure.
The Fund employs various investment techniques designed to achieve their respective investment objectives. These techniques are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs to maintain a high correlation with, and similar aggregate characteristics to the inverse of the index.
ProShare Advisors will not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor will it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its index consistent with its investment objective, without regard to market conditions, trends, direction, or the financial condition of a particular issuer. The Fund will not take temporary defensive positions.
On a daily basis, the Fund will seek to position its portfolio so that the Fund’s investment exposure is consistent with its investment objective. In general, changes to the level of the Fund’s index each day will determine whether the Fund’s portfolio needs to be repositioned. For example, if the Fund’s index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units Issued). As a result, the Fund’s short exposure will need to be decreased. Conversely, if the index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s short exposure will need to be increased.
The time and manner in which the Fund rebalances its portfolio may vary from day to day at the sole discretion of ProShare Advisors depending upon market conditions and other circumstances. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying index that is significantly greater or less than its stated multiple. As a result, the Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.
Bitcoin
Bitcoin is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of

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bitcoin for these purposes has been limited. The value of bitcoin is not backed by any government, corporation, or other identified body.
The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin. By design, the supply of bitcoin is limited to 21 million bitcoins. As of the date of this Prospectus, there are approximately 20 million bitcoins in circulation.
Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation and movement. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open-source, and anyone can contribute to its development.
The Bitcoin Network
The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open-source software. Anyone can be a user, developer, or miner.
Bitcoin is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Bitcoin Blockchain contains a record and history for each bitcoin transaction.
New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new block is then confirmed through acceptance by a majority of users who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.
The Bitcoin Protocol
The Bitcoin Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.”
Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.
However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.
If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
Investment in the Cayman Subsidiary
The Fund may gain exposure to bitcoin by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands. The tax year end of the subsidiary is expected to be September 30th. The subsidiary is managed and advised by ProShare Advisors and overseen by the Fund’s board of directors.
Additional Bitcoin-Related Investments
If the Fund is unable to obtain the desired exposure to bitcoin, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. This may include among other things, investing in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange or other instruments that provide exposure to bitcoin or bitcoin futures.
Additional Information Regarding Spot Bitcoin ETFs Used as Reference Assets for Swap Agreements
The Fund may gain exposure to bitcoin by entering into one or more swap agreements that use a Spot Bitcoin ETF as the reference asset. You can see the Fund’s portfolio holdings, including the ticker symbol of the Spot Bitcoin ETF that is the reference asset of any swap agreement entered into by the Fund, each day on the Fund’s website (www.proshares.com).
The Fund does not seek exposure to any particular Spot Bitcoin ETF and may have exposure to the performance of one or more Spot Bitcoin ETFs through swap transactions. The value of the Fund’s swap transactions is based on the market

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price of the Spot Bitcoin ETF that is the reference asset underlying such transaction.
Spot Bitcoin ETFs generally seek to track the performance of spot bitcoin (as measured by a relevant index), before the payment of expenses and liabilities of the Spot Bitcoin ETF. In seeking its objective, a Spot Bitcoin ETF will generally only hold bitcoin and a small amount of cash to manage expenses. As a result, a Spot Bitcoin ETF is subject to the risks of bitcoin (as described elsewhere in this Prospectus) and risks due to its concentration of investments in a single asset. A custodian will hold all the Spot Bitcoin ETF’s bitcoin on behalf of the ETF. A Spot Bitcoin ETF does not purchase or sell bitcoin other than in connection with the creation and redemption of shares or to pay certain expenses, which are facilitated by a prime broker with whom the Spot Bitcoin ETF contracts.
Each Spot Bitcoin ETF utilizes an underlying bitcoin index and retains service providers. While some Spot Bitcoin ETFs may have the same index and service providers, events that adversely affect a particular index (e.g., failure to track the spot bitcoin prices) or service provider (e.g., theft of bitcoin held in custody) may adversely affect the Spot Bitcoin ETF that tracks that index or uses that service provider while other Spot Bitcoin ETFs that do not track the same index or use the same service provider may not be affected by such events. Spot Bitcoin ETFs charge different fees and may perform differently from one another. The inability of authorized participants and market makers to hedge their bitcoin exposure and other factors may also adversely affect the liquidity of shares of the Spot Bitcoin ETF and the value of an investment in such shares. In each case, any event that affects the value of the Spot Bitcoin ETF used as a reference asset on a swap entered into by the Fund will affect the value of that swap agreement and the performance of the Fund. Spot Bitcoin ETFs are relatively new entities with limited operating histories. Unlike the Fund, Spot Bitcoin ETFs are not registered as investment companies under the 1940 Act.
The following are examples of Spot Bitcoin ETFs that may serve as reference assets on swaps entered into by the Fund. Shares of Spot Bitcoin ETFs are listed and trade on an exchange. The Spot Bitcoin ETFs are subject to the information requirements of the Securities Exchange Act of 1934; information provided to or filed with the U.S. Securities and Exchange Commission (“SEC”) by a Spot Bitcoin ETF can be located by reference to the Spot Bitcoin ETF’s SEC file number through the SEC’s website at www.sec.gov. In addition, each Spot Bitcoin ETF discloses its portfolio holdings each day on the Spot Bitcoin ETF’s website. The Fund does not undertake to use any specific Spot Bitcoin ETF as the reference asset on swaps that the Fund may use to achieve its investment objective. The Spot Bitcoin ETFs that serve as reference assets may change from time to time. During some periods of time (including extended periods of time), the Fund expects to have exposure to bitcoin through a swap that uses a single Spot Bitcoin ETF as the reference asset.
Spot Bitcoin ETF	Listing Exchange	Ticker Symbol	SEC File Number
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc	ARKB	333-257474
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB	333-260235
Fidelity® Wise Origin® Bitcoin Fund	Cboe BZX Exchange, Inc	FBTC	333-254652
Grayscale Bitcion Trust	NYSE Arca, Inc.	GBTC	333-275079
iShares Bitcoin Trust	Nasdaq Stock Market LLC	IBIT	333-272680
Please see “Principal Investment Strategies” in the Fund’s Summary Prospectus for more detail about the financial instruments in which the Fund invests.
Understanding the Risks and Long-Term Performance of a Daily Objective Fund
The Fund is designed to provide inverse (-1x) results on a daily basis. The Fund, however, is unlikely to provide a simple multiple (-1x) of an index’s performance over periods longer than a single day.
●Why? The hypothetical example below illustrates how daily Fund returns can behave for periods longer than a single day.
○Take a hypothetical fund XYZ that seeks the inverse (-1x) of the daily investment results of index XYZ. On each day, fund XYZ performs in line with its objective (-1x the index’s daily investment results before fees and expenses). Notice that over the entire five-day period, the fund’s total return is less than the inverse of the period return of the index. For the five-day period, index XYZ returned 5.1% while fund XYZ returned -5.3% (versus -1 x 5.1% or -5.1%). In other scenarios, the return of a daily rebalanced fund could be greater or less than the inverse of the index’s return.
	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	-3.0%	$97.00
Day 2	99.9	-3.0%	3.0%	$99.92
Day 3	103.9	4.0%	-4.0%	$95.92
Day 4	101.3	-2.5%	2.5%	$98.32
Day 5	105.1	3.8%	-3.8%	$94.63
Total Return	5.1%			-5.3%
●Why does this happen? This effect is caused by compounding, which exists in all investments. The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the inverse (-1x) of the return of the index for the same period. In general, during periods of higher index volatility, compounding will cause longer term results to be more or less

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than the multiple of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with higher index returns), fund returns over longer periods can be higher than the inverse (-1x) return of the daily performance of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index’s volatility; b) the index’s performance; c) period of time; d) financing rates associated with derivatives; and e) other Fund expenses. The examples herein illustrate the impact of two principal factors — index volatility and index performance — on Fund performance. The significance of this effect is even greater for inverse (-1x) funds. Please see the SAI for additional details.
○The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods longer than a single day, the Fund is likely to underperform or overperform (but not match) the inverse (-1x) of the return of the index for the same period. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the inverse (-1x) of the daily performance of an index, for a single day, not for any other period, including the impact of compounding on fund performance. Investors should consider actively monitoring and/or periodically rebalancing their portfolios (which will possibly trigger transaction costs and tax consequences) in light of their investment goals and risk tolerance. A one-year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as a single day (as measured from one day’s NAV to the next day’s NAV) and may also occur in periods shorter than a single day (when measured intraday as opposed to NAV to NAV). An investor in the Fund could potentially lose the full value of his/her investment within a single day.
To isolate the impact of inverse exposure, these graphs assume: a) no Fund expenses and b) borrowing/lending rates of zero percent. If these were reflected, the Fund’s performance would be lower than the performance returns shown. Each of the graphs also assumes a volatility rate of 69%, which is an approximation of the five-year historical volatility rate of the Bloomberg Bitcoin Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.
One-Year Simulation; Index Return 0%
(Annualized Index Volatility 69%)

The graph above shows a scenario where the index, which exhibits day to day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Short (-1x) Fund is down.
One-Year Simulation; Index Return 55%
(Annualized Index Volatility 69%)

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The graph above shows a scenario where the index, which exhibits day to day volatility, is up over the year, and the Short (-1x) Fund is down more than the inverse of the index.
One-Year Simulation; Index Return –55%
(Annualized Index Volatility 69%)

The graph above shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, and the Short (-1x) Fund is up less than the inverse of the index.
For additional details about fund performance over periods longer than a single day in the Fund, please see the SAI.
●What it means to you. Daily objective Geared Funds, if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets, can be useful tools for investors who want to manage their exposure to various markets and market segments. Investors should understand the consequences of seeking daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the inverse (i.e., -1x) of the daily performance of an index for a single day, not for any other period.
Additionally, investors should recognize that the degree of volatility of the Fund’s index can have a dramatic effect on the Fund’s longer-term performance. The more volatile an index is, the more the Fund’s longer-term performance will negatively deviate from a simple multiple (e.g., -1x) of its index’s longer-term return. The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount, and possibly even direction, from the Fund’s stated multiple times the return of the Fund’s index for the same period. For periods longer than a single day, the Fund will lose money if its index’s performance is flat over time, and it is possible that the Fund will lose money over time regardless of the performance of its index. An investor in the Fund could potentially lose the full value of their investment within a single day.
Additional Information Regarding Principal Risks
Like all investments, investing in the Fund entails risks. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are described in the Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which the Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The Statement of Additional Information (“SAI”) contains additional information about the Fund, investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.
While the realization of certain of these risks may benefit the Fund because the Fund seek daily investment results, before fees and expenses, that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund and have a negative impact on Fund performance.
●Bitcoin Risk – Investments linked to bitcoin can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning.
A number of factors impact the price and market for bitcoin.
○Supply and demand for bitcoin – It is believed that speculators and investors who seek to profit from trading and holding bitcoin currently account for a significant portion of bitcoin demand. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of bitcoin to fluctuate quickly and without warning.
○Adoption and use of bitcoin – The continued adoption of bitcoin will require growth in its usage as a means of payment. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. The slowness of transaction processing and the variability of

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transaction fees are significant impediments to the widespread adoption of bitcoin. To address these issues, participants have created secondary networks that layer on top of the blockchain to facilitate small, low-cost transactions (e.g., Lightning Network). These secondary networks may be more vulnerable to fraud and malicious attacks and may experience greater price volatility. In addition, participants have been slow to adopt these secondary networks. If the adoption and use of bitcoin slows or contracts, bitcoin may become less liquid, and the price of bitcoin may experience greater volatility.
○Competition from other blockchains and digital assets – It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. In addition, it is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin.
○The regulatory environment relating to bitcoin – The regulation of bitcoin, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on adoption of bitcoin. In addition, certain bitcoin businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell bitcoin. Similarly, future regulatory changes or enforcement actions could impact the ability of a Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.
○Largely unregulated marketplace – Bitcoin, the Bitcoin Network and the digital asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to bitcoin. Such manipulation could cause investors in bitcoin to lose money, possibly the entire value of their investments. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for bitcoin investors. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoins, which could depress the price of bitcoin, or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network. Events that reduce user confidence in bitcoin, the Bitcoin Network and the fairness of digital asset trading venues could have a negative impact on the price of bitcoin and the value of an investment in the Fund.
○Cybersecurity – As a digital asset bitcoin is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin Protocols. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and therefore the value of an investment in the Fund. Additionally, the Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network, the price of bitcoin and the value of an investment in the Fund.
○Declining mining compensation – Transactions in bitcoin are processed by miners which are primarily compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the Bitcoin Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in the Fund.
○Forks – The open source nature of the Bitcoin Protocol permits any developer to review the underlying code and suggest changes. If some users and miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Bitcoin Network resulting in the creation of new, separate digital assets. Which fork will be considered to be bitcoin for purposes of the BRR is determined by CF Benchmarks. Forks and similar events could adversely effect the price and liquidity of bitcoin and the value of an investment in the Fund.

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The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity (i.e., the forks resulting in “Bitcoin Cash” and “Bitcoin Gold”).
○Bitcoin Tax risk – Current U.S. Internal Revenue Service (“IRS”) guidance indicates that convertible virtual currency, defined as a digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value that has an equivalent value in real currency, or that acts as a substitute for real currency, should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of bitcoin as a medium of exchange, especially for a holder of bitcoin that has appreciated in value.
○Environmental risk – Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund.
●Derivatives Risk — The Fund may obtain exposure through derivatives (including investing in: swap agreements; futures contracts; options on futures contracts, securities, and indexes; forward contracts; and similar instruments). Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities contained in the Fund’s index). The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired. Each of these factors may prevent the Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party.
The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The return to the Fund on such a swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. Such swaps are uncleared, non-exchange-traded, and cash settled.
In addition, the Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index or a similar index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of the ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.
●Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, the Fund may not be

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able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions. The Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to a cleared swap agreement and/or exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In certain cases with respect to cleared swaps, the FCM may also transfer any excess initial margin posted by the Fund to the clearing house. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the excess initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the FCM has to the clearing house.
In addition, the Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union or United Kingdom (sometimes referred to as a “bail in”).
●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its Daily Target.
●Borrowing Risk – The Fund may borrow for tax management or investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by the Fund of portfolio

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financial instruments concurrently with an agreement by the Fund to repurchase the same financial instruments at a later date at a fixed price. Reverse repurchase agreements do not mitigate the Fund’s risk that the market value of the financial instruments the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund may enter into both exchange-traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its subsidiary.
●Exchange-Traded Fund (ETF) Risk – When the Fund holds shares of another ETF or enters into a swap transaction for which an ETF is the reference asset, the Fund is exposed to the risks of that ETF. These include the risk that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Spot Bitcoin ETFs are not regulated under the Investment Company Act of 1940. Therefore, the Fund’s investments in these vehicles will not benefit from the protections and restrictions of that law.
●Market Price Variance Risk — Individual shares of the Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of the Fund, which may also cause NAV and market price to vary significantly. The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Differences between secondary market prices and the value of the Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by the Fund at a particular time. In addition, there may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of market volatility. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of the Fund’s holdings when they sell those shares.
The Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of the Fund’s portfolio holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that a shareholder most wants to sell their shares. The Fund’s investment results are measured based upon the daily NAV of the Fund.
●Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by the Fund in bitcoin or in derivatives that provide direct exposure to bitcoin are not expected to produce qualifying income for purposes of the Fund’s qualification as a RIC. The Fund, however, may gain exposure to bitcoin and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. To comply with the asset

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diversification test applicable to a RIC, the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The Fund may, however, exceed this amount from time to time if ProShare Advisors believes doing so is in the best interests of the Fund, provided, however, that the Fund intends to continue to comply with the asset diversification test applicable to RICs. To that end, a Fund may need to take steps intended to cause the value of its investment in the subsidiary not to exceed 25% of the value of its total assets at the close of each quarter of the Fund’s taxable year, but there can be no assurances that the Fund will be able to do so or that the Fund’s steps will achieve the intended outcome. A Fund’s intention to qualify as a RIC is expected to limit its ability to pursue its investment strategy and a Fund’s pursuit of its investment strategy could bear adversely on the Fund’s ability to so qualify.
If the Fund’s investments in the subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. ProShare Advisors will carefully monitor the Fund’s investments in the subsidiary with the intent of ensuring that no more than 25% of the Fund’s assets are invested in the subsidiary at the end of each tax quarter.
In addition, the Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test or the qualifying income requirement applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test and/or its treatment of income for purposes of the qualifying income requirement, which could cause the Fund to fail to qualify as a RIC.
If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in the Fund, such as market conditions, interest rates and other economic, political or financial developments. The impact of these developments on the Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers. The SAI contains additional information about the Fund, its investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.
●Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on the Fund’s performance, resulting in losses to your investment.
●Risk of Global Economic Shock — Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social,

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and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund performance and the value of an investment in the Fund.
●Risks of Government Regulation —The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”—which could include the digital asset (such as bitcoin) funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund. Money market instruments may include money market funds. To the extent the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of the Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to the Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party

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service providers may have no or limited indemnification obligations to ProShare Advisors or the Fund.
●Operational Risk — The Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect the Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While the Fund seeks to minimize such events through controls and oversight, there may still be failures and the Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on the Fund’s returns.
●Trading Risks — The shares of the Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of the Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of the Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares of the Fund will trade with any volume, or at all, on any stock exchange or other venue.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing
Creation Units directly from the issuing Fund. Because new shares from the Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of the Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the Exchange is closed other than customary weekend and holiday closings; (2) trading on Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of the Fund; and (5) for up to 14 calendar days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.
A Precautionary Note Regarding Regulation of Derivatives — Current global regulation of and future regulatory changes with respect to derivatives regulations may alter, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

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Additional Information About the Index, the Index Providers and the Index Calculation Agent
“Bloomberg®” and the indices referenced herein (the “Indices”, and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Index (collectively, “Bloomberg”), and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to ProShare Advisors LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.
The financial products referenced herein (the “Financial Products”) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship between Bloomberg, Third-Party Providers, and the Licensee is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the Financial Products, or in connection with the administration, marketing or trading of the Financial Products.
NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETE
NESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES AND BLOOMBERG, ANY THIRDPARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

23
PROSHARES.COM

Management of ProShares Trust

24 :: MANAGEMENT OF PROSHARES TRUST
PROSHARES.COM

Board of Trustees and Officers
The Board is responsible for the general supervision of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund.
Pursuant to an Investment Advisory and Management Agreement between ProShare Advisors and the Trust on behalf of the Fund, ProShare Advisors is responsible for substantially all expenses of the Fund (and substantially all expenses of any wholly owned subsidiary of the Fund, if any) except, without limitation, interest expenses, taxes, brokerage and certain other transaction costs, legal expenses, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and their staff, future distribution fees or expenses, and extraordinary expenses. For its investment advisory and management services, the Fund pays ProShare Advisors a fee at an annualized rate of 0.95% of its average daily net assets.
A discussion regarding the basis for the Board approving the investment advisory agreement for the Fund is expected to be included in the Trust’s first report to shareholders that includes the Fund.
Portfolio Management
The following individuals have responsibility for the day-to-day management of the Fund as set forth in the Summary Prospectus relating to the Fund. The Portfolio Managers’ business experience for the past five years is listed below. Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of other investment companies can be found in the SAI.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to the Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, provides regulatory administration services to the Trust.
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to the Fund including, ProShare Advisors, the Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of the Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total

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assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the Exchange on which the shares of the Fund are listed (typically calculated as of 4:00 p.m. Eastern Time). Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities markets. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.
To the extent the Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times the Fund is open for business. In particular, calculation of the NAV of the Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in Janu ary), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the Exchange on which the shares of the Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which the Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
As a shareholder on the Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from the Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. The Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
Dividend Reinvestment Services
As noted above under “Distributions”, the Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.
Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.

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Taxes
The following is certain general information about taxation of the Fund:
●The Fund intends to qualify for treatment as a RIC for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If the Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If the Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by the Fund in futures and swap agreements are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by the Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid fund-level tax.
●Investments by the Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause the Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by the Fund. Investments by the Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet an annual distribution requirement. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that the Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. The Fund’s investment strategy may significantly limit its ability to distribute dividends as “qualified dividend income” or treat the income from such investments as capital gains.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income,

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or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest -related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. The Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. The Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●The Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of foreign securities, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to the Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the IRS if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for the Fund. Premiums or discounts are the differences between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the NAV. A discount is the amount that the Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and the Fund and the Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, the Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of the Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. No payments have yet been authorized by the Board, nor are any such expected to be made by the Fund under the Plan during the current fiscal year.

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Financial Highlights
Because the Fund has not yet commenced operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about the Fund in its current SAI, dated September 27, 2024, as may be amended from time to time, which has been filed electronically with the SEC and which is incorporated by reference into, and are legally a part of, this Prospectus. Copies of the SAI are available, free of charge, online at the Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2024 ProShare Advisors LLC. All rights reserved.SEPT-24

STATEMENT OF ADDITIONAL INFORMATION— September 27, 2024
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814 866.PRO.5125 866.776.5125
Strategic
Big Data Refiners ETF	DAT
Decline of the Retail Store ETF	EMTY
DJ Brookfield Global Infrastructure ETF	TOLZ
Equities for Rising Rates ETF	EQRR
Global Listed Private Equity ETF	PEX
Hedge Replication ETF	HDG
High Yield—Interest Rate Hedged	HYHG
Inflation Expectations ETF	RINF
Investment Grade—Interest Rate Hedged	IGHG
K-1 Free Crude Oil ETF	OILK
Large Cap Core Plus	CSM
Long Online/Short Stores ETF	CLIX
Merger ETF	MRGR
Metaverse ETF	VERS
MSCI EAFE Dividend Growers ETF	EFAD
MSCI Emerging Markets Dividend Growers ETF	EMDV
MSCI Europe Dividend Growers ETF	EUDV
MSCI Transformational Changes ETF	ANEW
Nanotechnology ETF	TINY
Nasdaq-100 Dorsey Wright Momentum ETF	QQQA
Nasdaq-100 High Income ETF	IQQQ
On-Demand ETF	OND
Online Retail ETF	ONLN
Pet Care ETF	PAWZ
Russell 2000 Dividend Growers ETF	SMDV
Russell U.S. Dividend Growers ETF	TMDV
S&P 500® Dividend Aristocrats ETF	NOBL
S&P 500® Ex-Energy ETF	SPXE
S&P 500® Ex-Financials ETF	SPXN
S&P 500® Ex-Health Care ETF	SPXV
S&P 500® Ex-Technology ETF	SPXT
S&P 500 High Income ETF	ISPY
S&P Global Core Battery Metals ETF	ION
S&P Kensho Cleantech ETF	CTEX
S&P Kensho Smart Factories ETF	MAKX
S&P MidCap 400 Dividend Aristocrats ETF	REGL
S&P Technology Dividend Aristocrats ETF	TDV
Smart Materials ETF	TINT
Supply Chain Logistics ETF	SUPL
Geared
Short 7-10 Year Treasury	TBX
Short 20+ Year Treasury	TBF
Short Dow30SM	DOG
Short Financials	SEF
Short FTSE China 50	YXI
Short High Yield	SJB
Short MidCap400	MYY
Short MSCI EAFE	EFZ
Short MSCI Emerging Markets	EUM
Short QQQ®	PSQ
Short Real Estate	REK
Short Russell2000	RWM
Short S&P500®	SH
Short SmallCap600	SBB
Ultra 7-10 Year Treasury	UST
Ultra 20+ Year Treasury	UBT
Ultra Communication Services	LTL
Ultra Consumer Discretionary	UCC
Ultra Consumer Staples	UGE
Ultra Dow30SM	DDM
Ultra Energy	DIG
Ultra Financials	UYG
Ultra FTSE China 50	XPP
Ultra FTSE Europe	UPV
Ultra Health Care	RXL
Ultra High Yield	UJB
Ultra Industrials	UXI
Ultra Materials	UYM
Ultra MidCap400	MVV
Ultra MSCI Brazil Capped	UBR
Ultra MSCI EAFE	EFO
Ultra MSCI Emerging Markets	EET
Ultra MSCI Japan	EZJ
Ultra Nasdaq Biotechnology	BIB
Ultra Nasdaq Cloud Computing	SKYU
Ultra Nasdaq Cybersecurity	UCYB
Ultra QQQ®	QLD
Ultra Real Estate	URE
Ultra Russell2000	UWM
Ultra S&P500®	SSO
Ultra Semiconductors	USD
Ultra SmallCap600	SAA
Ultra Technology	ROM
Ultra Utilities	UPW
UltraPro Dow30SM	UDOW
UltraPro MidCap400	UMDD
UltraPro QQQ®	TQQQ
UltraPro Russell2000	URTY
UltraPro S&P500®	UPRO
UltraPro Short 20+ Year Treasury	TTT
UltraPro Short Dow30SM	SDOW
UltraPro Short MidCap400	SMDD
UltraPro Short QQQ®	SQQQ
1

UltraPro Short Russell2000	SRTY
UltraPro Short S&P500®	SPXU
UltraShort 7-10 Year Treasury	PST
UltraShort 20+ Year Treasury	TBT
UltraShort Consumer Discretionary	SCC
UltraShort Consumer Staples	SZK
UltraShort Dow30SM	DXD
UltraShort Energy	DUG
UltraShort Financials	SKF
UltraShort FTSE China 50	FXP
UltraShort FTSE Europe	EPV
UltraShort Health Care	RXD
UltraShort Industrials	SIJ
UltraShort Materials	SMN
UltraShort MidCap400	MZZ
UltraShort MSCI Brazil Capped	BZQ
UltraShort MSCI EAFE	EFU
UltraShort MSCI Emerging Markets	EEV
UltraShort MSCI Japan	EWV
UltraShort Nasdaq Biotechnology	BIS
UltraShort QQQ®	QID
UltraShort Real Estate	SRS
UltraShort Russell2000	TWM
UltraShort S&P500®	SDS
UltraShort Semicon- ductors	SSG
UltraShort SmallCap600	SDD
UltraShort Technology	REW
UltraShort Utilities	SDP
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses of the series of ProShares Trust (the “Trust”) listed above (each a “Fund” and collectively, the “Funds”), each dated September 27, 2024, each as may be amended or supplemented. A copy of each Prospectus and a copy of the Annual Report to Shareholders for each Fund that has completed a fiscal year are available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at proshares.com. The Financial Statements and Notes contained in the Trust’s Form N-CSR Filing for the fiscal year ended May 31, 2024 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which each Fund identified in this SAI is listed in the table below.
Principal U.S. National Stock Exchange	Fund
Cboe BZX Exchange Inc. (“BZX Exchange”)
Global Listed Private Equity ETF, High Yield—Interest Rate
Hedged, Investment Grade—Interest Rate Hedged, K-1 Free
Crude Oil ETF, Large Cap Core Plus, Merger ETF, MSCI
EAFE Dividend Growers ETF, MSCI Emerging Markets
Dividend Growers ETF, MSCI Europe Dividend Growers
ETF, Pet Care ETF, Russell 2000 Dividend Growers ETF,
Russell U.S. Dividend Growers ETF, S&P500® Dividend
Aristocrats ETF, S&P 500 High Income ETF, S&P MidCap
400 Dividend Aristocrats ETF, and S&P Technology
Dividend Aristocrats ETF

The Nasdaq Stock Market
Equities for Rising Rates ETF, Nasdaq-100 Dorsey Wright
Momentum ETF, Nasdaq-100 High Income ETF, Ultra
Nasdaq Biotechnology, Ultra Nasdaq Cloud Computing,
Ultra Nasdaq Cybersecurity, UltraPro QQQ®, UltraPro Short
QQQ®, UltraShort Nasdaq Biotechnology

NYSE Arca	All other Funds
2

STATEMENT OF ADDITIONAL INFORMATION
3

GLOSSARY OF TERMS
For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities and Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Advisor or ProShare Advisors	ProShare Advisors LLC
Board of Trustees or Board	Board of Trustees of ProShares Trust
CCO	Chief Compliance Officer
CFTC	U.S. Commodity Futures Trading Commission
Commodity Pools
K-1 Free Crude Oil ETF, Nasdaq-100 High Income ETF,
Ultra Communication Services, Ultra Consumer Staples,
Ultra Consumer Discretionary, Ultra Financials, Ultra
Health Care, Ultra Industrials, Ultra Materials, Ultra
Nasdaq Biotechnology, Ultra Nasdaq Cloud Computing,
Ultra Nasdaq Cybersecurity, Ultra Energy, Ultra Real
Estate, Ultra Technology, Ultra Utilities, UltraPro Short
20+ Year Treasury, UltraPro Dow30SM, UltraPro
MidCap400, UltraPro QQQ®, UltraPro Russell2000,
UltraPro S&P500®, UltraPro Short Dow30SM, UltraPro
Short MidCap400, UltraPro Short QQQ®, UltraPro Short
Russell2000, UltraPro Short S&P500®, UltraShort 7-10
Year Treasury, UltraShort 20+ Year Treasury, UltraShort
Consumer Discretionary, UltraShort Consumer Staples,
UltraShort Dow30SM, UltraShort Financials, UltraShort
Health Care, UltraShort Industrials, UltraShort Materials,
UltraShort MidCap400, UltraShort Nasdaq Biotechnology,
UltraShort Energy, UltraShort QQQ®, UltraShort Real
Estate, UltraShort S&P500®, UltraShort SmallCap600,
UltraShort Technology, UltraShort Utilities, S&P 500®
High Income ETF, and the wholly-owned subsidiary of K-1
Free Crude Oil ETF, ProShares Cayman Crude Oil Strategy
Portfolio

Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
CPO	Commodity Pool Operator
4

Term	Definition
Diversified Funds
DJ Brookfield Global Infrastructure ETF, Equities for
Rising Rates ETF, High Yield—Interest Rate Hedged,
Investment Grade—Interest Rate Hedged, Metaverse ETF,
MSCI EAFE Dividend Growers ETF, MSCI Emerging
Markets Dividend Growers ETF, MSCI Europe Dividend
Growers ETF, MSCI Transformational Changes ETF,
Russell 2000 Dividend Growers ETF, Russell
U.S. Dividend Growers ETF, S&P500® Dividend
Aristocrats ETF, S&P500® Ex-Energy ETF, S&P500®
Ex-Financials ETF, S&P500® Ex-Health Care ETF,
S&P500® Ex-Technology ETF and S&P MidCap 400
Dividend Aristocrats ETF

Distributor or SEI	SEI Investments Distribution Co.
ETF	Exchange traded fund
Exchange	NYSE Arca, The Nasdaq Stock Market or the BZX Exchange
Excluded Pools	Each Fund that is not a Commodity Pool
Fund Complex	All operational registered investment companies that are advised by the Advisor or its affiliates
Global Funds
Big Data Refiners ETF, DJ Brookfield Global
Infrastructure ETF, Global Listed Private Equity ETF,
MSCI EAFE Dividend Growers ETF, MSCI Emerging
Markets Dividend Growers ETF, MSCI Transformational
Changes ETF, Nanotechnology ETF, On-Demand ETF, Pet
Care ETF, S&P Global Core Battery Metals ETF, S&P
Kensho Smart Factories ETF and Supply Chain Logistics
ETF

Independent Trustee(s)	Trustees who are not “Interested Persons” of ProShare Advisors or the Trust as defined under Section 2(a)(19) of the 1940 Act
5

Term	Definition
Matching Funds
Big Data Refiners ETF, DJ Brookfield Global
Infrastructure ETF, Decline of the Retail Store ETF,
Equities for Rising Rates ETF, Global Listed Private
Equity ETF, Hedge Replication ETF, High Yield—Interest
Rate Hedged, Inflation Expectations ETF, Investment
Grade—Interest Rate Hedged, K-1 Free Crude Oil ETF,
Large Cap Core Plus, Long Online/Short Stores ETF,
Merger ETF, Metaverse ETF, MSCI EAFE Dividend
Growers ETF, MSCI Emerging Markets Dividend Growers
ETF, MSCI Europe Dividend Growers ETF, MSCI
Transformational Changes ETF, Nanotechnology ETF,
Nasdaq-100 Dorsey Wright Momentum ETF, Nasdaq-100
High Income ETF, On-Demand ETF, Online Retail ETF,
Pet Care ETF, Russell 2000 Dividend Growers ETF,
Russell U.S. Dividend Growers ETF, S&P500® Dividend
Aristocrats ETF, S&P500® Ex-Energy ETF, S&P500®
Ex-Financials ETF, S&P500® Ex-Health Care ETF,
S&P500® Ex-Technology ETF, S&P 500 High Income
ETF, S&P Global Core Battery Metals ETF, S&P Kensho
Cleantech ETF, S&P Kensho Smart Factories ETF, S&P
MidCap 400 Dividend Aristocrats ETF, S&P Technology
Dividend Aristocrats ETF, Smart Materials ETF and Supply
Chain Logistics ETF

NAV	Net asset value
Rule 35d-1 Funds
Each Fund listed on the cover of this SAI, except
ProShares Decline of the Retail Store ETF, ProShares
Hedge Replication ETF, ProShares Inflation Expectation
ETF, ProShares Long Online/Short Stores ETF, ProShares
Merger ETF, ProShares Metaverse ETF, ProShares
On-Demand ETF, ProShares Smart Materials ETF, and
ProShares Supply Chain Logistics ETF.

SEC	U.S. Securities and Exchange Commission
Shares	The shares of a Fund
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust
6

Term	Definition
Unitary Fee Funds
Big Data Refiners ETF, Decline of the Retail Store ETF,
DJ Brookfield Global Infrastructure ETF, Equities for
Rising Rates ETF, High Yield—Interest Rate Hedged,
Investment Grade—Interest Rate Hedged, K-1 Free Crude
Oil ETF, Large Cap Core Plus, Long Online/Short Stores
ETF, Metaverse ETF, MSCI EAFE Dividend Growers ETF,
MSCI Emerging Markets Dividend Growers ETF, MSCI
Europe Dividend Growers ETF, MSCI Transformational
Changes ETF, Nanotechnology ETF, Nasdaq-100 Dorsey
Wright Momentum ETF, Nasdaq-100 High Income ETF,
On-Demand ETF, Online Retail ETF, Pet Care ETF,
Russell 2000 Dividend Growers ETF, Russell
U.S. Dividend Growers ETF, S&P 500® Dividend
Aristocrats ETF, S&P 500® Ex-Energy ETF, S&P 500®
Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P
500® Ex-Technology ETF, S&P 500 High Income ETF,
S&P Global Core Battery Metals ETF, S&P Kensho
Cleantech ETF, S&P Kensho Smart Factories ETF, S&P
MidCap 400 Dividend Aristocrats ETF, S&P Technology
Dividend Aristocrats ETF, Smart Materials ETF and Supply
Chain Logistics ETF

7

GENERAL INFORMATION ABOUT THE TRUST
ProShares Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the 120 Funds listed on the front cover of this SAI.
Each Fund, except for the Matching Funds, is “Geared”. Each Geared Fund is designed to seek daily investment results, before fees and expenses, that correspond to the performance of the inverse (-1x), multiple (2x or 3x), or inverse multiple (-2x or -3x) of the daily performance of an index for a single day, not for any other period (for purposes of this SAI, the term “index” includes the Merrill Lynch Factor Model—Exchange Series benchmark). The Short ProShares Funds (i.e., the Geared Funds that have the prefix “Short”, “UltraShort” or “UltraPro Short” in their names) are designed to correspond, before fees and expenses, to the inverse of the daily performance or an inverse multiple of the daily performance, as applicable, of an index. The Ultra ProShares Funds (i.e., the Geared Funds that have the prefix “Ultra” or UltraPro” in their names) are designed to correspond, before fees and expenses, to a multiple of the daily performance of an index. Each Geared Fund seeks to achieve its stated objective for a single day only. A “single day” is measured from the time a Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.
Each Matching Fund seeks to achieve its stated investment objective both on a single day and over time.
Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of the Trust, without the approval of Fund shareholders. Each Fund based on an index or benchmark reserves the right to substitute a different index or benchmark for its current index or benchmark, without the approval of that Fund’s shareholders. Other funds may be added in the future. Each Fund, except for the Diversified Funds, is a non-diversified management investment company.
Each Fund is an exchange-traded fund (each, an “ETF”) and the shares of each Fund (“Shares”) are listed on NYSE Arca, The Nasdaq Stock Market or the BZX Exchange, (each, an “Exchange”) as set forth on the cover of this SAI. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ NAVs. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of each Fund are issued and redeemed in-kind for securities and an amount of cash or entirely in cash, in each case at the discretion of ProShare Advisors LLC (“ProShare Advisors”). Except when aggregated in Creation Units, Shares cannot be purchased from and are not redeemable securities of each Fund. Retail investors, therefore, generally will not be able to purchase or redeem the Shares directly. Rather, most retail investors will purchase and sell Shares in the secondary market with the assistance of a broker. Reference is made to each Prospectus for a discussion of the investment objectives and policies of each Fund. The discussion below supplements, and should be read in conjunction with, each Prospectus.
Portfolio management is provided to each Fund by ProShare Advisors, a Maryland limited liability company with offices at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of each Fund not specified as fundamental (including the index of a Fund) may be changed by the Board without the approval of shareholders.
It is the policy of the Geared Funds and Matching Funds to pursue their investment objectives of correlating with their indices regardless of market conditions, to attempt to remain nearly fully invested and not to take defensive positions.
The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of ProShare Advisors, the techniques or strategies may be advantageous to the Fund. A Fund may reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of
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investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that a Fund will grow to, or maintain, an economically viable size, and management may determine to liquidate a Fund at a time that may not be opportune for shareholders.
As a general matter, the Short ProShares Funds respond differently in response to market conditions than the Matching ProShares Funds or the Ultra ProShares Funds. The terms “favorable market conditions” and “adverse market conditions,” as used in this SAI, are Fund-specific. Market conditions should be considered favorable to a Fund when such conditions make it more likely that the value of an investment in that Fund will increase. Market conditions should be considered adverse to a Fund when such conditions make it more likely that the value of an investment in that Fund will decrease. For example, market conditions that cause the level of the S&P 500® to rise are considered “favorable” to the Ultra S&P500® and are considered “adverse” to the Short S&P500®.
FUND NAME CHANGES
Prior Fund Name	Current Fund Name	Effective Date of Name Change
ProShares Ultra Basic Materials	ProShares Ultra Materials	March 17, 2023
ProShares UltraShort Basic Materials	ProShares UltraShort Materials	March 17, 2023
ProShares Ultra Consumer Goods	ProShares Ultra Consumer Staples	March 17, 2023
ProShares UltraShort Consumer Goods	ProShares UltraShort Consumer Staples	March 17, 2023
ProShares Ultra Consumer Services	ProShares Ultra Consumer Discretionary	March 17, 2023
ProShares UltraShort Consumer Services	ProShares UltraShort Consumer Discretionary	March 17, 2023
ProShares Ultra Oil & Gas	ProShares Ultra Energy	March 17, 2023
ProShares UltraShort Oil & Gas	ProShares UltraShort Energy	March 17, 2023
ProShares Ultra Telecommunications	ProShares Ultra Communication Services	March 17, 2023
ProShares K-1 Free Crude Oil Strategy ETF	ProShares K-1 Free Crude Oil ETF	September 27, 2024
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. An Exchange may remove a Fund from listing under certain circumstances.
As in the case of all equities traded on an Exchange, the brokers’ commission on transactions in a Fund will be based on negotiated commission rates at customary levels for retail customers.
In order to provide current Share pricing information, an Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of an Exchange.
9

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
GENERAL
Each Geared or Matching Fund may consider changing its index at any time, including if, for example: the current index becomes unavailable; the Board believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current index. If believed appropriate, a Fund may specify an index for itself that is “leveraged” or proprietary.
There can be no assurance that a Fund or index will achieve its investment objective. ProShare Advisors primarily uses a passive or mathematical approach to determine the investments a Matching Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Matching Fund’s investment results to vary from a perfect correlation to its index, as applicable. See “Special Considerations” below for additional details.
For purposes of this SAI, the word “invest” refers to a Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct and indirect investments in securities and other instruments. For example, a Fund typically invests indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.
Additional information concerning a Fund, its investment policies and techniques, and the securities and financial instruments in which it may invest is set forth below.
NAME POLICIES
Each Rule 35d-1 Fund is subject to a policy adopted pursuant to Rule 35d-1 under the 1940 Act (the so-called “names rule”) and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics. Such direct or inverse exposure may be obtained through direct investments/short positions in the securities and/or through investments with similar economic characteristics. For the purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments providing direct investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also cash and cash equivalents that are segregated on the Fund’s books and records or being used as collateral, as required by applicable regulatory guidance, or otherwise available to cover such investment exposure. The Board has adopted a non-fundamental policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.
While the DJ Brookfield Global Infrastructure ETF and the Global Listed Private Equity ETF anticipate that, under normal market conditions, each Fund will invest primarily (i.e., at least 40% of its “assets” as defined above) in securities issued by issuers organized or located outside the United States (“foreign issuers”), to the extent that foreign issuers ever comprise less than 40% of such Fund’s assets for an extended period of time (i.e., six months), the Fund will take steps to: (i) either change its name; or (ii) change its benchmark.
DEBT INSTRUMENTS
Below is a description of various types of money market instruments and other debt instruments that a Fund may utilize for investment purposes or for liquidity purposes. Other types of money market instruments and debt instruments may become available that are similar to those described below and in which
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a Fund also may invest consistent with their investment goals and policies. Each Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
Money Market Instruments
To seek its investment objective, as a cash reserve, for liquidity purposes each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, floating and variable rate notes, commercial paper, certificates of deposit, time deposits, bankers’ acceptances or repurchase agreements and other short-term liquid instruments secured by U.S. government securities. Each Fund may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. Each Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
U.S. Government Securities
A Fund may invest in U.S. government securities in pursuit of their investment objectives or for liquidity purposes.
U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance: U.S. Treasury bills, which have initial maturities of one year or less; U.S. Treasury notes, which have initial maturities of one to ten years; and U.S. Treasury bonds, which generally have initial maturities of greater than ten years. In addition, U.S. government securities include Treasury Inflation-Protected Securities (“TIPS”). TIPS are inflation-protected public obligations of the U.S. Treasury. These securities are designed to provide inflation protection to investors. TIPS are income generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index such as the Consumer Price Index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Small Business Administration, the Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies and instrumentalities described above, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so
11

obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. All U.S. government securities are subject to credit risk.
Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.
From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity may be adversely impacted.
Floating and Variable Rate Notes
Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in a Fund’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a Fund’s income when interest rates fall. Of course, a Fund’s income from its floating and variable rate investments also may increase if interest rates rise.
Commercial Paper
Commercial paper is a short-term unsecured promissory note issued by businesses such as banks, corporations, finance companies and other issuers generally to finance short-term credit needs. Issuers may use commercial paper to finance accounts receivable or to meet short-term liabilities. Commercial paper generally has a fixed maturity of no more than 270 days and may trade on secondary markets after its issuance.
Mortgage-Backed Securities
A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. Each Fund may invest in mortgage-backed securities. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.
Mortgage-backed securities are most commonly issued or guaranteed by GNMA, FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States
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and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.
Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.
Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. Each Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.
Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by appreciation in home values, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and each Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
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Other Fixed Income Securities
Each Fund may invest in a wide range of fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s Rating Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.
Foreign Sovereign, Sub-Sovereign, Quasi Sovereign and Supranational Securities. A Fund may invest in fixed-rate debt securities issued by: non-U.S. governments (foreign sovereign bonds); local governments, entities or agencies of a non-U.S. country (foreign sub-sovereign bonds); corporations with significant government ownership (“Quasi-Sovereigns”); or two or more central governments or institutions (supranational bonds). These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Such an event impacting a security held by a Fund would likely have an adverse impact on the Fund’s returns. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for a Fund to source. This may cause a Fund, at times, to pay a premium to obtain such securities for its own portfolio. For more information related to foreign sovereign, sub-sovereign and supranational securities, see “Foreign Securities” and “Exposure to Securities or Issuers in Specific Foreign Countries or Regions” above.
Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
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Junk Bonds. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but the higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, the risk was that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed income security may affect the value of these investments. Each Fund will not necessarily dispose of a security when its rating is reduced below the rating it had at the time of purchase. However, ProShare Advisors will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.
Covered Bonds. A Fund may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.
Unrated Debt Securities. A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as that of any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
EQUITY SECURITIES Not applicable to the Inflation Expectations ETF
A Fund may invest in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s value may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and a Fund is particularly sensitive to these market risks.
Investments in equity securities by the K-1 Free Crude Oil ETF will be limited to investments in its Subsidiary (as defined below).
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FOREIGN SECURITIES Not applicable to the Inflation Expectations ETF
A Fund may invest in foreign issuers, securities traded principally in securities markets outside the United States, U.S.-traded securities of foreign issuers and/or securities denominated in foreign currencies (together “foreign securities”). Also, each Fund may seek exposure to foreign securities by investing in Depositary Receipts (discussed below). Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income and/or gains earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about issuers in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. Further, the growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.
In addition, the securities of some foreign governments, companies and markets are less liquid, and may be more volatile, than comparable securities of domestic governments, companies and markets. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Moreover, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers. Additionally, U.S. investors may be prohibited from investing in securities issued by companies in certain foreign countries. This could negatively impact a Fund’s ability to sell securities or other financial instruments as needed. Such action may impair the value or liquidity of securities and negatively impact the Fund.
A Fund’s foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.
A Fund may value its financial instruments based upon foreign securities by using the market prices of domestically traded financial instruments with comparable foreign securities market exposure.
Exposure to Securities or Issuers in Specific Foreign Countries or Regions
A Fund may focus its investments in particular foreign geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of a Fund may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, a Fund with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, a Fund may have an investment focus in a foreign country or region that is an emerging market and, therefore, are subject to heightened risks relative to a Fund that focuses its investments in more developed countries or regions.
Exposure to Foreign Currencies
Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, including “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a Fund invests in such currencies, that Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. Additionally, recent issues associated with the euro may have adverse effects on non-U.S.
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investments generally and on currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges may be affected differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control. A Fund may be unable or choose not to hedge its foreign currency exposure.
Depositary Receipts
A Fund may invest in depositary receipts. Depositary receipts are receipts, typically issued by a financial institution, which evidence ownership of underlying securities issued by a non-U.S. issuer. Types of depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and New York Shares (“NYSs”).
ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. In general, there is a large, liquid market in the United States for many ADRs. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. ADRs do not eliminate all risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the stock of foreign issuers outside the U.S., however, a Fund may avoid certain risks related to investing in foreign securities on non-U.S. markets.
GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries that do not restrict the trading of their stocks on other nations’ exchanges. Each Fund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.
A Fund may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored,” require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.
Unsponsored ADR programs generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored ADR. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the price of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer and/or there may be no correlation between available information and the market value.
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Foreign Currencies and Related Transactions
Costs of Hedging. When a Fund purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s net asset value per share. A Fund may enter into foreign currency transactions as a substitute for cash investments and for other investment purposes not involving hedging, including, without limitation, to exchange payments received in a foreign currency into U.S. dollars or in anticipation of settling a transaction that requires a Fund to deliver a foreign currency.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if ProShare Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. Also, foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
FORWARD CONTRACTS
A Fund may enter into forward contracts to attempt to gain exposure to an index or asset, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the other party a fixed price for an agreed-upon amount of an underlying asset or the cash value of the underlying asset at an agreed-upon date. Forward contracts that cannot be terminated in the ordinary course of business within seven days at approximately the amount at which a Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. The counterparty to any forward contract will typically be a major, global financial institution. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws and proceedings in the event of the counterparty’s bankruptcy or insolvency, which could affect the Fund’s rights as a creditor and ability to enforce the remedies provided in the applicable contract.
The K-1 Free Crude Oil ETF may invest in forward contracts where commodities are the underlying asset.
FORWARD CURRENCY CONTRACTS
A Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time
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of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward currency contracts are generally structured in one of two ways: (1) on a “non-deliverable” basis in cash settlement (i.e., the parties settle at termination in a single currency based on then-current exchange rates) or (2) by actual delivery of the relevant currency or currencies underlying the forward currency contract.
A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign currency instrument whose performance the manager is trying to duplicate. For example, investing in a combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to investing in a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
For hedging purposes, a Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.
A Fund is not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that the Fund may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. A Fund generally does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.
With respect to forward currency contracts entered into in connection with purchases or sales of securities, at or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Because a Fund invests in cash instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.
Although forward currency contracts may be used by a Fund to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if a Fund had
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not entered into these transactions. Even if ProShare Advisors correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund’s position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between a Fund’s forwards and currency positions may be caused by differences between the futures and currency markets.
These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a counterparty with whom the Fund has an open forward position defaults or becomes bankrupt.
FUTURES CONTRACTS AND RELATED OPTIONS
Futures in General
Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The K-1 Free Crude Oil ETF may invest in cash-settled futures contracts where commodities are the underlying asset. The K-1 Free Crude Oil ETF intends to achieve this exposure through investment in the ProShares Cayman Crude Oil Strategy Portfolio, which may invest in futures contracts and options thereon.
Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of a Fund.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. A Fund may engage in related closing transactions with respect to options on futures contracts. A Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).
All of a Fund’s transactions in futures and options on futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by a Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. A Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.
In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. Exchanges may cancel trades in limited
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circumstances, for example, if the exchange believes that allowing such trades to stand as executed could have an adverse impact on the stability or integrity of the market. Any such cancellation may adversely affect the performance of a Fund.
Options on Futures
When a Fund purchases a put or call option on a futures contract, the Fund pays a “premium” (i.e., an amount in addition to the value of the underlying contract in relation to the exercise price of the option) for the right to sell (in the case of a put) or purchase (in the case of a call) the underlying futures contract for a specified price upon exercise at any time during the option period. When a Fund sells (or “writes”) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.
Futures Margin Requirements
Upon entering into a futures contract, each Fund will be required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the contract’s value (these amounts are subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. A party to a futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to futures is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to customer futures positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for futures positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. If an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Correlation Risk
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to buy or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not
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to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.
Speculative Position Limits
The CFTC, certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) speculative position limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether applicable position limits have been exceeded, unless an exemption applies. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the Advisor and its affiliates may be aggregated for this purpose. Therefore, trading decisions of the Advisor may have to be modified and positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy. A Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts.
“Rolling” Futures
“Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. ProShares K-1 Free Crude Oil ETF generally selects between WTI crude oil futures contracts with the three nearest expiration dates (known as the front, second and third month contracts) based on ProShare Advisors’ analysis of the liquidity and cost of establishing and maintaining such positions. Each month, ProShares K-1 Free Crude Oil ETF generally will evaluate this strategy on or about the fifth business day of the month and may roll its position from the fifth through ninth business days into the contract month determined by the Fund’s investment strategy.
MASTER LIMITED PARTNERSHIPS
Each Fund may invest in master limited partnerships (“MLPs”), which are commonly treated as partnerships for U.S. federal income tax purposes and publicly traded on national securities exchanges. Such MLPs are limited by the Internal Revenue Code to apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as natural gas extraction and transportation. Some real estate enterprises may also qualify as MLPs.
Investments in common units of MLPs involve risks that differ from investments in common stock. Holders of common units of MLPs have the rights typically provided to limited partners in limited partnerships and, thus, may have limited control and limited voting rights as compared to holders of a corporation’s common shares. Holders of common units may be subject to conflicts of interest with the MLP’s general partner, including those arising from incentive distribution payments. MLPs may also have limited financial resources and units may be subject to cash flow and dilution risk. In addition, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. Accordingly, MLPs may be subject to more erratic price movements because of the underlying assets they hold. Further, a Fund’s investment in MLPs subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest.
There are also tax risks associated with investments in MLPs. While there are benefits to MLPs that are treated as partnerships for federal income tax purposes, a change to current tax law or in the underlying business of a given MLP could result in the MLP being treated as a corporation for federal income tax
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purposes. If the MLP were treated as a corporation, the MLP would be required to pay federal income tax on its taxable income, which would reduce the amount of cash available for distribution by the MLP. In addition, because MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying related taxes may adversely impact the Fund’s return.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.
INVESTMENTS IN OTHER INVESTMENT COMPANIES
A Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Because most ETFs are investment companies, absent reliance on Rule 12d1-4 under the 1940 Act, a Fund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict a Fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. A Fund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of Fund of Funds Agreements and specifies the responsibilities of the Board related to “fund of fund” arrangements.
REAL ESTATE INVESTMENT TRUSTS
A Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property, while mortgage REITs invest in construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. U.S. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and failing to maintain exempt status under the 1940 Act.
SECURITIES AND INDEX OPTIONS
Each Fund may buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. Options may settle in cash or settle by a delivery of securities or other assets underlying the options.
Physically Settled Options
By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.
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Cash-Settled Options
Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.
Exercise of Options
During the term of an option on securities, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying asset against payment of the exercise price (or, in certain types of options, make a cash equivalent payment). This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying asset and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction.
Cleared Options
In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, a Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for a Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.
If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.
Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until
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options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Options Position Limits
Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a Fund may buy or sell. While a Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.
Index Options
Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying assets composing the index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular asset, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of prices for specific underlying assets generally or, in the case of certain indexes, in an industry or market segment.
INVESTMENT IN A SUBSIDIARY
The K-1 Free Crude Oil ETF (the “Parent Fund”) intends to achieve commodity exposure through investment in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Parent Fund (a “Subsidiary”) organized under the laws of the Cayman Islands. The Parent Fund’s investment in its Subsidiary is intended to provide such Parent Fund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiary may invest in derivatives, including futures, forwards, option and swap contracts, notes and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Neither Subsidiary is registered under the 1940 Act, and neither Subsidiary will have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the Parent Fund, including its investment in its respective Subsidiary, and the Parent Fund’s role as the sole shareholder of the Subsidiary.
Changes in the laws of the United States and/or the Cayman Islands, under which the Parent Fund and the Subsidiaries are organized, respectively, could result in the inability of the Parent Fund and/or its Subsidiary to operate as described in this SAI and could negatively affect the Parent Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Parent Fund shareholders would likely suffer decreased investment returns. See “Taxation” below for more information.
The financial statements of the Subsidiary will be consolidated with its Parent Fund’s financial statements in the Parent Fund’s Form N-CSR filings.
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SWAPS
General
A Fund may enter into swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position including in circumstances in which direct investment is restricted, impossible, or is otherwise impracticable. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Each Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.
As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
As a trading technique, ProShare Advisors may substitute physical securities with a swap having investment characteristics substantially similar to the underlying securities. A Fund may also enter into swaps that provide the opposite return of their benchmark or a security. Their operations are similar to that of the swaps discussed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are often netted with any unrealized gain or loss to determine the value of the swap.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
ProShare Advisors, under the supervision of the Board, is responsible for determining and monitoring the liquidity of each Fund’s transactions in swaps.
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Common Types of Swaps
A Fund may enter into any of several types of swaps, including:
Total Return Swaps. Total return swaps may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way
Interest Rate Swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long- or short-term interest rates. For example, a Fund may enter into an interest rate swap to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.
Credit Default Swaps (“CDS”): A CDS generally references one or more debt securities or reference entities. The protection “buyer” in a CDS is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default in payments of interest or principal on bonds, has occurred in respect of the reference entity or assets. If a credit event occurs, the seller generally must pay the buyer: (a) the full notional value of the swap; or (b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default.
Other Swaps. Other forms of swaps that a Fund may enter into include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Commodity Swaps. The K-1 Free Crude Oil ETF also may invest in commodity swaps. Commodity swaps may be used either as substitutes for owning a specific physical commodities or as a means of obtaining exposure in markets where a reference commodity is unavailable or may otherwise be impossible or impracticable for the Fund to own that asset.
Mechanics of a Fund’s Swaps
Payments. Most swaps entered into by a Fund (but generally not CDS) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps, such as CDS, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity.
A Fund’s current obligations under most swaps (e.g., total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap). However, typically no payments will be made until the settlement date.
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Swaps that cannot be terminated in the ordinary course of business within seven days at approximately the amount a Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations.
Counterparty Credit Risk. A Fund will not enter into any uncleared swap (i.e., not cleared by a central counterparty) unless ProShare Advisors believes that the other party to the transaction is creditworthy. The counterparty to an uncleared swap will typically be a major global financial institution. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral, and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Upon entering into a cleared swap, a Fund is required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the notional amount (this amount is subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
A party to a cleared swap is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to cleared swaps is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to cleared swap positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for cleared swaps positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the amount of initial margin provided by the FCM to the clearing
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house that is attributable to each customer. However, if the FCM does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, if an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by an FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Termination and Default Risk. Certain of the Fund’s swap agreements contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement.
Regulatory Margin
In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between a Fund and its counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the relevant Fund is in default on its obligations to the swap counterparty.
In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). From time to time, the initial margin rules may apply to certain Funds’ swap trading relationships. In the event that the rules apply to a Fund, they would impose significant costs on such a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect ProShare Advisors’ ability to manage the Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to the Fund’s investors.
Risks of Government Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The regulation of derivatives markets in the U.S., the European Union (“E.U.”), the United Kingdom (“U.K.”) and other jurisdictions is an evolving area of law and continues to be subject to modification by government and judicial action. Legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), have resulted in increased regulation of derivatives, including clearing, margin, trade execution, reporting, recordkeeping and registration requirements. Derivatives regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to the Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and the Fund may as a result be unable to execute its investment strategies in a manner that ProShare Advisors might
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otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU, the U.K. and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit a Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU and the U.K., governmental authorities could reduce, eliminate or convert to equity the liabilities to a Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).
In addition, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and requires registered investment companies to adopt and implement a derivatives risk management program. In connection with the adoption of the rule, the SEC eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule.
These and future rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their full impact on a Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose a Fund to different kinds of risks and costs.
Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.
As noted in this SAI, the SEC has in recent years proposed and, in some cases, finalized several new rules regarding a wide range of topics relevant to the Funds. For example, the SEC has proposed new rules requiring the reporting and public disclosure of a manager’s positions in security-based swaps, including CDS, equity total return swaps and related positions. The SEC has also finalized new rules restricting activities that could be considered to be manipulative in connection with security-based swaps, new rules regarding beneficial ownership and public reporting by managers under Section 13 of the Exchange Act, and new rules requiring the central clearing of certain cash and repurchase transactions involving U.S. Treasuries. The SEC has also adopted a new rule that will require reporting and public disclosure of certain securities loan transaction information. These and other proposed new rules, whether assessed on an individual or
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collective basis, could fundamentally change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of fund advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for the Funds to execute certain investment strategies and may have a material adverse effect on a Fund’s ability to generate returns.
BORROWING
Each Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.
Notwithstanding the guidelines set forth above, S&P 500® Dividend Aristocrats ETF, S&P Midcap 400 Dividend Aristocrats ETF, Russell 2000 Dividend Growers ETF, and DJ Brookfield Global Infrastructure ETF will not borrow money for investment purposes. Each of these Funds may borrow money as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests or to facilitate the settlement of securities or other transactions, in an amount up to 10% of its respective net assets.
Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. Subject to applicable law, such agreements may be subject to the 300% asset coverage requirement applicable to borrowings by the Fund.
CASH RESERVES
In seeking to achieve its investment objective, as a cash reserve, for liquidity purposes, or as cover for positions it has taken, each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.
REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with
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major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund will be monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.
REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by a Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. The new clearing requirements could make it more difficult for a Fund to execute certain investment strategies.
In addition, as discussed above, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). Pursuant to the rule, whenever a Fund enters into a reverse repurchase agreement, it will either: (i) be consistent with Section 18 of the Act and maintain asset coverage of at least 300% of the value of the repurchase agreement; or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the value-at-risk-based limit on leverage risk.
SHORT SALES
A Fund may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.
A Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short.
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A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on new or increases in short sales of certain securities, including short positions on such securities acquired through swaps, in response to market events. Bans on short selling and such short positions may make it impossible for a Fund to execute certain investment strategies and a Fund may be unable to execute its investment strategies as a result. The SEC has also adopted new rules that require investment managers to file monthly confidential reports with the SEC regarding equity short sales and related activity. Under the new rules, the SEC will publicly disclose aggregated short position information on a monthly basis. In addition, other non-U.S. jurisdictions (such as the EU and the UK) where the Fund may trade have reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on the Investment Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where the Investment Manager seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy.
The Short QQQ®, the UltraShort QQQ®, the UltraPro Short QQQ®, the Ultra QQQ® and the UltraPro QQQ® Funds will not sell short the equity securities of issuers contained in the Nasdaq-100 Index. The UltraShort and the Ultra Nasdaq Biotechnology Funds will not sell short the securities of issues contained in the Nasdaq Biotechnology Index.
SECURITIES LENDING
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each loan will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. A Fund may incur fees and expenses in connection with the reinvestment of cash collateral. For loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. A Fund is typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities on loan pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned
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securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan.
The SEC has adopted new reporting requirements for securities loans which include the public dissemination of certain information about such loans. These new reporting requirements may negatively impact a Fund’s ability to execute certain of its investment strategies.
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may (subject in some cases to certain regulatory requirements) purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place a number of days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed- delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.
ILLIQUID SECURITIES
Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. Securities generally will be considered “illiquid” if the Fund reasonably expects the security cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.
The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, a Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Each Fund does not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and it may not reduce the liquidity risk inherent in a Fund’s investments.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the
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market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such an event, appropriate remedies will be considered in order to minimize the effect on the Fund’s liquidity.
MATCHING FUNDS
Each Fund seeks performance that corresponds to the performance of an index. There is no guarantee or assurance that the methodology used to create any index will result in a Fund achieving positive returns. Any index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in level or performance. In addition, each Fund may be subject to the risk that an index provider may not follow its stated methodology for determining the level of the index and/or achieve the index provider’s intended performance objective.
MANAGEMENT
There may be circumstances outside the control of ProShare Advisors, the Trust, the Administrator (as defined below), the transfer agent, the Custodian (as defined below), any sub-custodian, the Distributor (as defined below), and/or a Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while ProShare Advisors has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent a Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.
CYBERSECURITY
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of a Fund’s third-party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities in which each Fund invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While each Fund has established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by issuers in which a Fund invests.
NON-DIVERSIFIED STATUS
Each Fund, except for the Diversified Funds, is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Notwithstanding each
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Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify as a RIC accorded special tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A Fund’s ability to pursue its investment strategy may be limited by that Fund’s intention to qualify as a RIC and its strategy may bear adversely on its ability to so qualify. For more details, see “Taxation” below. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.ProShares S&P 500 Ex-Energy ETF, ProShares S&P 500 Ex-Financials ETF, ProShares S&P 500 Ex-Health Care ETF and ProShares S&P 500 Ex-Technology ETF may operate as “non-diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its index.
MARKET DISRUPTION AND GEOPOLITICAL RISK
War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of securities in affected countries, a weakening of the affected countries’ currencies or other adverse consequences to their respective economies. Sanctions impair the ability of a Fund to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions.
TRADE DISPUTES
Global economies interdependent on and may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.
PORTFOLIO TURNOVER
Each Fund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption and exchange activity of the Fund’s investors. A Fund’s portfolio turnover may vary from year to year, as well as within a year. The nature of a Fund may cause a Fund to experience substantial differences in brokerage commissions from year to year. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. High portfolio turnover and correspondingly greater brokerage commissions depend, to a great extent, on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies. Consequently, it is difficult to estimate what each Fund’s actual portfolio turnover rate will be in the future. However, it is expected that the portfolio turnover experienced by a Fund from year to year, as well as within a year, may be substantial. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by a Fund. The nature of a Fund may cause a Fund to experience substantial differences in brokerage commissions from year to year. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information
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as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including swap agreements, options and futures contracts in which a Fund invests, are excluded from the calculation of Portfolio Turnover Rate for each Fund. For those Funds that commenced operations prior to May 31, 2024, each such Fund’s turnover rate information is set forth in the annual report to shareholders. Portfolio turnover rates are also shown in each Fund’s summary prospectus.
For the fiscal year ended May 31, 2023, the increase in the portfolio turnover rate for Investment Grade Interest Rate Hedged was the result of significant creation and redemption activity during the year. For the fiscal yar ended May 31, 2024, the increase in portfolio turnover for Ultra Communication Services, Ultra Financials, Ultra Semiconductors, and UltraPro Russell 2000 was the result of significant creation and redemption activity during the year
SPECIAL CONSIDERATIONS
To the extent discussed herein and in each Fund’s Prospectus, each Fund presents certain risks, some of which are further described below.
TRACKING AND CORRELATION
Several factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark. Among these factors are: (i) a Fund’s fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (ii) less than all of the securities underlying a Fund’s benchmark being held by the Fund and/or securities not included in its benchmark being held by a Fund; (iii) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in a benchmark; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) holding instruments traded in a market that has become illiquid or disrupted; (vi) a Fund’s share prices being rounded to the nearest cent; (vii) changes to the benchmark that are not disseminated in advance; (viii) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (ix) limit-up or limit-down trading halts on options or futures contracts which may prevent a Fund from purchasing or selling options or futures contracts; (x) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (xi) fluctuations in currency exchange rates.
Also, because each Fund engages in daily rebalancing to position its portfolio so that its exposure to its index is consistent with the Fund’s daily investment objective, disparities between estimated and actual purchases and redemptions of the Fund may cause the Fund to be under- or overexposed to its benchmark. This may result in greater tracking and correlation error.
Furthermore, each Geared Fund has an investment objective to seek daily investment results, before fees and expenses, that correspond to the performance of the inverse (-1x), multiple (2x or 3x), or inverse multiple (-2x or -3x) of the daily performance of an index for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. A Geared Fund is subject to the correlation risks described above. In addition, while a close correlation of a Fund to its benchmark may be achieved on any single day, the Fund’s performance for any other period is the result of its return for each day compounded over the period. This usually will differ in amount and possibly even direction from the inverse (-1x), multiple (2x or 3x), or inverse multiple (-2x or -3x) of the daily return of the Fund’s index for the same period, before accounting for fees and expenses, as further described in the Prospectus and below.
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LEVERAGE
Certain Geared Funds intend to use, on a regular basis, leveraged investment techniques in pursuing its investment objective. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of a Fund’s Shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If Geared Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Fund not been leveraged.
SPECIAL NOTE REGARDING THE CORRELATION RISKS OF GEARED FUNDS Not applicable to Matching Funds
As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of a Fund to vary from its benchmark performance times the stated multiple or inverse multiple in the Fund’s investment objective, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on the Geared Funds. Four factors significantly affect how close daily compounded returns are to longer-term benchmark returns times the fund’s multiple: the length of the holding period, benchmark volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each can lead to returns that differ in amount, and possibly even direction, from a Geared Fund’s stated multiple times its benchmark return. As the tables below show, particularly during periods of higher benchmark volatility, compounding will cause longer term results to vary from the benchmark performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.
A Geared Fund’s return for periods longer than one day is primarily a function of the following:
a) benchmark performance;
b) benchmark volatility;
c) period of time;
d) financing rates associated with leverage or inverse exposure;
e) other Fund expenses;
f) dividends or interest paid with respect to securities included in the benchmark; and
g) daily rebalancing of the underlying portfolio.
The fund performance for a Geared Fund can be estimated given any set of assumptions for the factors described above. The tables on the following pages illustrate the impact of two factors, benchmark volatility and benchmark performance, on a Geared Fund. Benchmark volatility is a statistical measure of the magnitude of fluctuations in the returns of a benchmark and is calculated as the standard deviation of the natural logarithm of one plus the benchmark return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of benchmark performance and benchmark volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid with respect to securities included in the underlying benchmark; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.
The table below shows a performance example of a Fund that has an investment objective to correspond to the inverse (-1x) of the daily performance of an index. In the chart below, areas shaded lighter
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represent those scenarios where a Fund will return the same or outperform (i.e., return more than) the index performance; conversely, areas shaded darker represent those scenarios where a Fund will underperform (i.e., return less than) the index performance.
Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse (-1x) of the Daily Performance of an Index.
One Year Index Performance	Inverse (-1x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	60%	150.0%	149.4%	147.5%	144.4%	140.2%	134.9%	128.5%	121.2%	113.0%	104.2%	94.7%	84.7%	74.4%
-55%	55%	122.2%	121.7%	120.0%	117.3%	113.5%	108.8%	103.1%	96.6%	89.4%	81.5%	73.1%	64.2%	55.0%
-50%	50%	100.0%	99.5%	98.0%	95.6%	92.2%	87.9%	82.8%	76.9%	70.4%	63.3%	55.8%	47.8%	39.5%
-45%	45%	81.8%	81.4%	80.0%	77.8%	74.7%	70.8%	66.2%	60.9%	54.9%	48.5%	41.6%	34.4%	26.9%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%	36.1%	29.8%	23.2%	16.3%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%	25.6%	19.8%	13.7%	7.3%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%	16.7%	11.3%	5.6%	-0.3%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%	8.9%	3.8%	-1.5%	-7.0%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%	2.1%	-2.6%	-7.6%	-12.8%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%	-3.9%	-8.4%	-13.1%	-17.9%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%	-9.3%	-13.5%	-17.9%	-22.5%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%	-14.0%	-18.0%	-22.2%	-26.6%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%	-22.2%	-25.8%	-29.6%	-33.6%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%	-25.8%	-29.2%	-32.8%	-36.6%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%	-29.0%	-32.3%	-35.7%	-39.3%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%	-31.9%	-35.1%	-38.4%	-41.9%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%	-34.7%	-37.7%	-40.9%	-44.2%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%	-37.2%	-40.1%	-43.2%	-46.3%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%	-39.5%	-42.3%	-45.3%	-48.3%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%	-41.7%	-44.4%	-47.2%	-50.2%
45%	-45%	-31.0%	-31.2%	-31.7%	-32.6%	-33.7%	-35.2%	-37.0%	-39.0%	-41.2%	-43.7%	-46.3%	-49.0%	-51.9%
50%	-50%	-33.3%	-33.5%	-34.0%	-34.8%	-35.9%	-37.4%	-39.1%	-41.0%	-43.2%	-45.6%	-48.1%	-50.7%	-53.5%
55%	-55%	-35.5%	-35.6%	-36.1%	-36.9%	-38.0%	-39.4%	-41.0%	-42.9%	-45.0%	-47.3%	-49.8%	-52.3%	-55.0%
60%	-60%	-37.5%	-37.7%	-38.1%	-38.9%	-40.0%	-41.3%	-42.9%	-44.7%	-46.7%	-49.0%	-51.3%	-53.8%	-56.4%
39

The tables below shows performance examples of a Fund that has investment objective to correspond to two times (2x) and two times the inverse (-2x) of, respectively, the daily performance of an index. In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.
Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Two Times (2x) the Daily Performance of an Index.
One Year Index Performance	Two Times (2x) One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-120%	-84.0%	-84.0%	-84.2%	-84.4%	-84.6%	-85.0%	-85.4%	-85.8%	-86.4%	-86.9%	-87.5%	-88.2%	-88.8%
-55%	-110%	-79.8%	-79.8%	-80.0%	-80.2%	-80.5%	-81.0%	-81.5%	-82.1%	-82.7%	-83.5%	-84.2%	-85.0%	-85.9%
-50%	-100%	-75.0%	-75.1%	-75.2%	-75.6%	-76.0%	-76.5%	-77.2%	-77.9%	-78.7%	-79.6%	-80.5%	-81.5%	-82.6%
-45%	-90%	-69.8%	-69.8%	-70.1%	-70.4%	-70.9%	-71.6%	-72.4%	-73.2%	-74.2%	-75.3%	-76.4%	-77.6%	-78.9%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%	-70.6%	-72.0%	-73.4%	-74.9%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%	-65.5%	-67.1%	-68.8%	-70.5%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%	-60.0%	-61.8%	-63.8%	-65.8%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%	-54.1%	-56.2%	-58.4%	-60.8%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%	-47.7%	-50.2%	-52.7%	-55.3%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%	-41.0%	-43.7%	-46.6%	-49.6%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%	-33.8%	-36.9%	-40.1%	-43.5%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%	-26.3%	-29.7%	-33.3%	-37.0%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%	-10.0%	-14.1%	-18.5%	-23.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%	-1.2%	-5.8%	-10.6%	-15.6%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%	8.0%	3.0%	-2.3%	-7.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%	17.6%	12.1%	6.4%	0.5%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%	27.6%	21.7%	15.5%	9.0%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%	38.0%	31.6%	24.9%	17.9%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%	48.8%	41.9%	34.7%	27.2%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%	60.1%	52.6%	44.8%	36.7%
45%	90%	110.3%	109.7%	108.2%	105.6%	102.0%	97.5%	92.2%	86.0%	79.2%	71.7%	63.7%	55.4%	46.7%
50%	100%	125.0%	124.4%	122.8%	120.0%	116.2%	111.4%	105.6%	99.1%	91.7%	83.8%	75.2%	66.3%	57.0%
55%	110%	140.3%	139.7%	137.9%	134.9%	130.8%	125.7%	119.6%	112.6%	104.7%	96.2%	87.1%	77.5%	67.6%
60%	120%	156.0%	155.4%	153.5%	150.3%	146.0%	140.5%	134.0%	126.5%	118.1%	109.1%	99.4%	89.2%	78.6%
40

Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Two Times the Inverse (-2x) of the Daily Performance of an Index.
One Year Index Performance	Two Times the Inverse (-2x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%
41

The tables below show performance examples of a Fund that has investment objectives to correspond to three times (3x) and three times the inverse (-3x) of, respectively, the daily performance of an index. In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.
Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Three Times (3x) the Daily Performance of an Index.
One Year Index Performance	Three Times (3x) Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-180%	-93.6%	-93.6%	-93.8%	-94.0%	-94.3%	-94.7%	-95.1%	-95.6%	-96.0%	-96.5%	-97.0%	-97.4%	-97.8%
-55%	-165%	-90.9%	-91.0%	-91.2%	-91.5%	-91.9%	-92.4%	-93.0%	-93.7%	-94.4%	-95.0%	-95.7%	-96.3%	-96.9%
-50%	-150%	-87.5%	-87.6%	-87.9%	-88.3%	-88.9%	-89.6%	-90.5%	-91.3%	-92.3%	-93.2%	-94.1%	-95.0%	-95.8%
-45%	-135%	-83.4%	-83.5%	-83.9%	-84.4%	-85.2%	-86.2%	-87.3%	-88.5%	-89.7%	-90.9%	-92.1%	-93.3%	-94.3%
-40%	-120%	-78.4%	-78.6%	-79.0%	-79.8%	-80.8%	-82.1%	-83.5%	-85.0%	-86.6%	-88.2%	-89.8%	-91.3%	-92.7%
-35%	-105%	-72.5%	-72.7%	-73.3%	-74.3%	-75.6%	-77.2%	-79.0%	-81.0%	-83.0%	-85.0%	-87.0%	-88.9%	-90.7%
-30%	-90%	-65.7%	-66.0%	-66.7%	-67.9%	-69.6%	-71.6%	-73.8%	-76.2%	-78.8%	-81.3%	-83.8%	-86.2%	-88.4%
-25%	-75%	-57.8%	-58.1%	-59.1%	-60.6%	-62.6%	-65.0%	-67.8%	-70.8%	-73.9%	-77.0%	-80.1%	-83.0%	-85.7%
-20%	-60%	-48.8%	-49.2%	-50.3%	-52.1%	-54.6%	-57.6%	-60.9%	-64.5%	-68.3%	-72.1%	-75.8%	-79.3%	-82.6%
-15%	-45%	-38.6%	-39.0%	-40.4%	-42.6%	-45.5%	-49.1%	-53.1%	-57.5%	-62.0%	-66.5%	-71.0%	-75.2%	-79.1%
-10%	-30%	-27.1%	-27.6%	-29.3%	-31.9%	-35.3%	-39.6%	-44.3%	-49.5%	-54.9%	-60.3%	-65.6%	-70.6%	-75.2%
-5%	-15%	-14.3%	-14.9%	-16.8%	-19.9%	-24.0%	-28.9%	-34.5%	-40.6%	-46.9%	-53.3%	-59.5%	-65.4%	-70.9%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	15%	15.8%	14.9%	12.3%	8.2%	2.7%	-4.0%	-11.6%	-19.8%	-28.4%	-36.9%	-45.3%	-53.3%	-60.7%
10%	30%	33.1%	32.1%	29.2%	24.4%	18.0%	10.3%	1.6%	-7.8%	-17.6%	-27.5%	-37.1%	-46.3%	-54.8%
15%	45%	52.1%	51.0%	47.6%	42.2%	34.9%	26.1%	16.1%	5.3%	-5.9%	-17.2%	-28.2%	-38.6%	-48.4%
20%	60%	72.8%	71.5%	67.7%	61.5%	53.3%	43.3%	31.9%	19.7%	6.9%	-5.9%	-18.4%	-30.3%	-41.3%
25%	75%	95.3%	93.9%	89.5%	82.6%	73.2%	61.9%	49.1%	35.2%	20.9%	6.4%	-7.7%	-21.2%	-33.7%
30%	90%	119.7%	118.1%	113.2%	105.4%	94.9%	82.1%	67.7%	52.1%	35.9%	19.7%	3.8%	-11.3%	-25.4%
35%	105%	146.0%	144.2%	138.8%	130.0%	118.2%	104.0%	87.8%	70.4%	52.2%	34.0%	16.2%	-0.7%	-16.4%
40%	120%	174.4%	172.3%	166.3%	156.5%	143.4%	127.5%	109.5%	90.0%	69.8%	49.5%	29.6%	10.7%	-6.8%
45%	135%	204.9%	202.6%	195.9%	185.0%	170.4%	152.7%	132.7%	111.1%	88.6%	66.1%	44.0%	23.0%	3.5%
50%	150%	237.5%	235.0%	227.5%	215.5%	199.3%	179.8%	157.6%	133.7%	108.8%	83.8%	59.4%	36.2%	14.6%
55%	165%	272.4%	269.6%	261.4%	248.1%	230.3%	208.7%	184.3%	157.9%	130.4%	102.8%	75.9%	50.3%	26.5%
60%	180%	309.6%	306.5%	297.5%	282.9%	263.3%	239.6%	212.7%	183.6%	153.5%	123.1%	93.5%	65.3%	39.1%
42

Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Three Times the Inverse (-3x) of the Daily Performance of an Index
One Year Index Performance	Three Times the Inverse (-3x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	180%	462.5%	439.2%	371.5%	265.2%	129.1%	973.9%	810.5%	649.2%	498.3%	363.6%	248.6%	154.4%	80.2%
-55%	165%	997.4%	981.1%	933.5%	858.8%	763.2%	654.2%	539.5%	426.2%	320.2%	225.6%	144.9%	78.7%	26.6%
-50%	150%	700.0%	688.1%	653.4%	599.0%	529.3%	449.8%	366.2%	283.6%	206.3%	137.4%	78.5%	30.3%	-7.7%
-45%	135%	501.1%	492.1%	466.0%	425.1%	372.8%	313.1%	250.3%	188.2%	130.1%	78.3%	34.1%	-2.1%	-30.7%
-40%	120%	363.0%	356.1%	336.0%	304.5%	264.2%	218.2%	169.8%	122.0%	77.3%	37.4%	3.3%	-24.6%	-46.6%
-35%	105%	264.1%	258.7%	242.9%	218.1%	186.4%	150.3%	112.2%	74.6%	39.4%	8.0%	-18.8%	-40.7%	-58.0%
-30%	90%	191.5%	187.2%	174.6%	154.7%	129.3%	100.4%	69.9%	39.8%	11.6%	-13.5%	-34.9%	-52.5%	-66.4%
-25%	75%	137.0%	133.5%	123.2%	107.1%	86.5%	62.9%	38.1%	13.7%	-9.2%	-29.7%	-47.1%	-61.4%	-72.7%
-20%	60%	95.3%	92.4%	83.9%	70.6%	53.6%	34.2%	13.8%	-6.3%	-25.2%	-42.0%	-56.4%	-68.2%	-77.5%
-15%	45%	62.8%	60.4%	53.4%	42.3%	28.1%	11.9%	-5.1%	-21.9%	-37.7%	-51.7%	-63.7%	-73.5%	-81.2%
-10%	30%	37.2%	35.1%	29.2%	19.9%	7.9%	-5.7%	-20.1%	-34.2%	-47.5%	-59.3%	-69.4%	-77.7%	-84.2%
-5%	15%	16.6%	14.9%	9.8%	1.9%	-8.3%	-19.8%	-32.0%	-44.1%	-55.3%	-65.4%	-74.0%	-81.0%	-86.5%
0%	0%	0.0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.7%	-52.0%	-61.7%	-70.3%	-77.7%	-83.7%	-88.5%
5%	-15%	-13.6%	-14.9%	-18.6%	-24.5%	-32.0%	-40.6%	-49.7%	-58.6%	-66.9%	-74.4%	-80.7%	-85.9%	-90.0%
10%	-30%	-24.9%	-26.0%	-29.2%	-34.4%	-40.9%	-48.4%	-56.2%	-64.0%	-71.2%	-77.7%	-83.2%	-87.8%	-91.3%
15%	-45%	-34.2%	-35.2%	-38.1%	-42.6%	-48.3%	-54.8%	-61.7%	-68.5%	-74.8%	-80.5%	-85.3%	-89.3%	-92.4%
20%	-60%	-42.1%	-43.0%	-45.5%	-49.4%	-54.5%	-60.2%	-66.3%	-72.3%	-77.8%	-82.8%	-87.1%	-90.6%	-93.3%
25%	-75%	-48.8%	-49.6%	-51.8%	-55.3%	-59.7%	-64.8%	-70.2%	-75.4%	-80.4%	-84.8%	-88.6%	-91.7%	-94.1%
30%	-90%	-54.5%	-55.2%	-57.1%	-60.2%	-64.2%	-68.7%	-73.5%	-78.2%	-82.6%	-86.5%	-89.8%	-92.6%	-94.8%
35%	-105%	-59.4%	-60.0%	-61.7%	-64.5%	-68.0%	-72.1%	-76.3%	-80.5%	-84.4%	-87.9%	-90.9%	-93.4%	-95.3%
40%	-120%	-63.6%	-64.1%	-65.7%	-68.2%	-71.3%	-75.0%	-78.8%	-82.5%	-86.0%	-89.2%	-91.9%	-94.1%	-95.8%
45%	-135%	-67.2%	-67.7%	-69.1%	-71.3%	-74.2%	-77.5%	-80.9%	-84.3%	-87.4%	-90.3%	-92.7%	-94.7%	-96.2%
50%	-150%	-70.4%	-70.8%	-72.1%	-74.1%	-76.7%	-79.6%	-82.7%	-85.8%	-88.7%	-91.2%	-93.4%	-95.2%	-96.6%
55%	-165%	-73.1%	-73.5%	-74.7%	-76.5%	-78.9%	-81.5%	-84.4%	-87.1%	-89.7%	-92.0%	-94.0%	-95.6%	-96.9%
60%	-180%	-75.6%	-75.9%	-77.0%	-78.7%	-80.8%	-83.2%	-85.8%	-88.3%	-90.7%	-92.8%	-94.6%	-96.0%	-97.2%
43

INVESTMENT RESTRICTIONS
Each Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without a “vote of a majority of the outstanding voting securities” of the Fund. The phrase “majority of outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a duly-called meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. (All policies of each Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations (except for the restriction on concentration), all percentage limitations apply immediately after a purchase or initial investment.
A Fund may not:
1.
Make investments for the purpose of exercising control or management.
2.
Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.
3.
Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.
4.
Issue senior securities to the extent such issuance would violate applicable law.
5.
Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1∕3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.
6.
Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, as amended, in selling portfolio securities.
7.
Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.
8.
Except for the K-1 Free Crude Oil ETF, concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry. For purposes of determining whether a Fund is concentrated in an industry or group of industries, each Fund may concentrate its investment in the securities of
44

companies engaged in a single industry or group of industries to approximately the same extent as its benchmark and in accordance with its investment objective and policies as disclosed in the Prospectus and SAI.
45

MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES AND ITS LEADERSHIP STRUCTURE
The Board has general oversight responsibility with respect to the operation of the Trust and each Fund. The Board has engaged ProShare Advisors to manage each Fund and is responsible for overseeing ProShare Advisors and other service providers to the Trust and each Fund in accordance with the provisions of the federal securities laws.
The Board is currently composed of four Trustees, including three Independent Trustees who are not “interested persons” of each Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board periodically meets in executive session (with and without employees of ProShare Advisors), and holds special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.
The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Co-Founder and Chief Executive Officer of ProShare Advisors and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine (with the advice of counsel) which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman performs such other functions as requested by the Board from time to time. The Board does not have a lead Independent Trustee.
The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and each Fund. These characteristics include, among other things, the fact that multiple series are organized under one Trust; all series of the Trust are registered investment companies; all series of the Trust have common service providers; and that the majority of the series of the Trust are geared funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to each series of the Trust. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings, further leading to the determination that a complex board structure is unnecessary. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure at least annually and believes that its structure is appropriate to enable the Board to exercise its oversight of each Fund.
The Board oversight of the Trust and each Fund extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. ProShare Advisors and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of each Fund meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on each Fund of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.
The Board has appointed a Chief Compliance Officer (“CCO”) for the Trust (who is also the CCO for ProFund Advisors LLC). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and each Fund’s CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to
46

the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers or employees of ProShare Advisors report to the Board in the event that any material risk issues arise.
In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, each Fund’s controls over financial reporting. The Trustees, their birth date, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the address of each Trustee is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig Birth Date: 9/56	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProShares (131) ProFunds (116)	Context Capital
Russell S. Reynolds III Birth Date: 7/57	Indefinite; November 2005 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProShares (131) ProFunds (116)	RSR Partners, Inc.
Michael C. Wachs Birth Date: 10/61	Indefinite; November 2005 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProShares (131) ProFunds (116)	NAIOP (the Commercial Real Estate Development Association)
Interested Trustee and Chairman of the Board
47

Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael L. Sapir** Birth Date: 5/58	Indefinite; 2002 to present	Chairman and Chief Executive Officer of ProFund Advisors LLC (April 1997 to present); ProShare Advisors LLC (November 2005 to present); and ProShare Capital Management LLC (July 2008 to present).	ProShares (131) ProFunds (116)	None

*
The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProShare Advisors and any registered investment companies that have an investment adviser that is an affiliated person of ProShare Advisors. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this SAI are excluded from these figures.
**
Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in ProShare Advisors.
The Board was formed in 2002, prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees prior to the Trust’s operations. Mr. Fertig was added in June 2011. Each Trustee was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to series of the Trust, each individual brings experience and qualifications from other areas. In particular, Mr. Reynolds has significant senior executive experience in the areas of human resources, recruitment and executive organization; Mr. Wachs has significant experience in the areas of investment and real estate development; Mr. Sapir has significant experience in the field of investment management, both as an executive and as an attorney; and Mr. Fertig has significant experience in the areas of investment and asset management.
COMMITTEES
The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds, Wachs and Fertig. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met five times, and the Board of Trustees met six times.
48

TRUSTEE OWNERSHIP
Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2023.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig, Trustee	Over $100,000	Over $100,000
Russell S. Reynolds III, Trustee	$10,001-$50,000	$10,001-$50,000
Michael C. Wachs, Trustee	None	$10,001-$50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	Over $100,000	Over $100,000
COMPENSATION OF TRUSTEES
Each Independent Trustee is paid a $325,000 annual retainer for service as a Trustee on the Board and for service as a trustee on the board of other funds in the Fund Complex. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.
The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2024.
Name	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig, Trustee	$305,690.75	$0.00	$0.00	$325,000
Russell S. Reynolds, III, Trustee	$305,690.75	$0.00	$0.00	$325,000
Michael C. Wachs, Trustee	$305,690.75	$0.00	$0.00	$325,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0.00	$0.00	$0.00	$0.00
OFFICERS
The Trust’s executive officers (the “Officers”), their date of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and Officer is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
49

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Todd B. Johnson Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of ProShare Advisors (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Maria Clem Sell 3 Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 2/78	Treasurer	Indefinite; June 2022 to present	Senior Principal Consultant and Fund Treasurer, ACA Group (2021 to present); Director, Franklin Templeton Investments (2014 to 2021).
Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present
Counsel and Chief Compliance Officer of
ProShare Advisors (December 2004 to
present) and ProFund Advisors LLC (October
2002 to present); Secretary of ProFunds
Distributors, Inc. (April 2008 to present);
Chief Compliance Officer of ProFunds
Distributors, Inc. (July 2015 to present).

Richard F. Morris Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present
General Counsel of ProShare Advisors;
ProFund Advisors LLC; and ProShare Capital
Management LLC (December 2015 to
present); Chief Legal Officer of ProFunds
Distributors, Inc. (December 2015 to present);
Partner at Morgan Lewis & Bockius, LLP
(October 2012 to November 2015).

The Officers, under the supervision of the Board, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or ACA Group. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.
COMPENSATION OF OFFICERS
The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
50

INVESTMENT ADVISOR
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and Radcliff PS I LLC.
ProShare Advisors is also responsible for the general management and administration of each Subsidiary, pursuant to separate investment advisory and management agreements. Under those advisory and management agreements, ProShare Advisors provides each Subsidiary with the same type of services under essentially the same terms (except at no cost to such Subsidiary) as are provided for its respective Parent Fund.
INVESTMENT ADVISORY AGREEMENT All Funds other than the Unitary Fee Funds
ProShare Advisors serves as investment adviser to each Fund pursuant to the investment advisory agreement dated December 15, 2005 (the “Advisory Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and the reinvestment of each Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services. The Advisory Agreement may be terminated with respect to a Fund at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor in each case upon sixty days’ prior written notice.
Pursuant to the Advisory Agreement and subject to an Advisory Fee Waiver Agreement or an Amended and Restated Advisor and Management Services Waiver Agreement, each Fund other than the Unitary Fee Funds pays ProShare Advisors a fee at an annualized rate based on a percentage of each Fund’s average daily net assets as set forth below for the investment advisory services ProShare Advisors provides that Fund.
	Investment Advisory Fee
Name of Fund	First $4 billion	Next $1.5 billion	Next $1.5 billion	Next $1.5 billion	Thereafter
Global Listed Private Equity ETF	0.50%	0.50%	0.50%	0.50%	0.50%
Hedge Replication ETF	0.75%	0.70%	0.65%	0.60%	0.55%
Inflation Expectations ETF	0.55%	0.55%	0.55%	0.55%	0.55%
Merger ETF	0.75%	0.70%	0.65%	0.60%	0.55%
Short 20+ Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
Short 7-10 Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
Short Dow30SM	0.75%	0.70%	0.65%	0.60%	0.55%
Short Financials	0.75%	0.70%	0.65%	0.60%	0.55%
Short FTSE China 50	0.75%	0.70%	0.65%	0.60%	0.55%
Short High Yield	0.75%	0.70%	0.65%	0.60%	0.55%
Short MidCap400	0.75%	0.70%	0.65%	0.60%	0.55%
Short MSCI EAFE	0.75%	0.70%	0.65%	0.60%	0.55%
Short MSCI Emerging Markets	0.75%	0.70%	0.65%	0.60%	0.55%
Short QQQ®	0.75%	0.70%	0.65%	0.60%	0.55%
Short Real Estate	0.75%	0.70%	0.65%	0.60%	0.55%
Short Russell2000	0.75%	0.70%	0.65%	0.60%	0.55%
Short S&P500®	0.75%	0.70%	0.65%	0.60%	0.55%
Short SmallCap600	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra 20+ Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra 7-10 Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
51

	Investment Advisory Fee
Name of Fund	First $4 billion	Next $1.5 billion	Next $1.5 billion	Next $1.5 billion	Thereafter
Ultra Communication Services	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Consumer Discretionary	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Consumer Staples	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Dow30SM	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Energy	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Financials	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra FTSE China 50	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra FTSE Europe	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Health Care	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra High Yield	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Industrials	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Materials	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra MidCap400	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra MSCI Brazil Capped	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra MSCI EAFE	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra MSCI Emerging Markets	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra MSCI Japan	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Nasdaq Biotechnology	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Nasdaq Cloud Computing	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Nasdaq Cybersecurity	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra QQQ®	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Real Estate	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Russell2000	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra S&P500®	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Semiconductors	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra SmallCap600	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Technology	0.75%	0.70%	0.65%	0.60%	0.55%
Ultra Utilities	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Dow30SM	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro MidCap400	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro QQQ®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Russell2000	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro S&P500®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short 20+ Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short Dow30SM	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short MidCap400	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short QQQ®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short Russell2000	0.75%	0.70%	0.65%	0.60%	0.55%
UltraPro Short S&P500®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort 20+ Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort 7-10 Year Treasury	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Consumer Discretionary	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Consumer Staples	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Dow30SM	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Energy	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Financials	0.75%	0.70%	0.65%	0.60%	0.55%
52

	Investment Advisory Fee
Name of Fund	First $4 billion	Next $1.5 billion	Next $1.5 billion	Next $1.5 billion	Thereafter
UltraShort FTSE China 50	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort FTSE Europe	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Health Care	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Industrials	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Materials	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort MidCap400	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort MSCI Brazil Capped	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort MSCI EAFE	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort MSCI Emerging Markets	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort MSCI Japan	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Nasdaq Biotechnology	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort QQQ®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Real Estate	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Russell2000	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort S&P500®	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Semiconductors	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort SmallCap600	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Technology	0.75%	0.70%	0.65%	0.60%	0.55%
UltraShort Utilities	0.75%	0.70%	0.65%	0.60%	0.55%
All Unitary Fee Funds
ProShare Advisors serves as the investment advisor to each Fund pursuant to an investment advisory and management agreement dated June 23, 2015 (the “Advisory and Management Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and reinvestment of each Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services.
In addition, ProShare Advisors is responsible for substantially all expenses of each Fund except for: (i) brokerage and other transaction expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer and his or her staff; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expense related to the provision of securities lending services; and (x) the fee payable to ProShare Advisors. The internal expenses of pooled investment vehicles in which a Fund may invest (e.g., acquired fund fees and expenses) are not expenses of such Fund, and are not paid by ProShare Advisors. The payment or assumption by ProShare Advisors of any expenses of a Fund that ProShare Advisors is not required by the investment advisory and management agreement to pay or assume shall not obligate ProShare Advisors to pay or assume the same or any similar expense of such Fund, on any subsequent occasion.
53

The Advisory and Management Agreement may be terminated with respect to a Fund at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor, in each case upon sixty days’ prior written notice.
Each Fund pays ProShare Advisors a fee at an annualized rate based on its average daily net assets as set forth below for the investment advisory and management services ProShare Advisors provides that Fund.
Name of Fund	Investment Advisory and Management Fee
Big Data Refiners ETF	0.58%
Decline of the Retail Store ETF	0.65%
DJ Brookfield Global Infrastructure ETF	0.45%
Equities for Rising Rates ETF	0.35%
High Yield—Interest Rate Hedged	0.50%
Investment Grade—Interest Rate Hedged	0.30%
K-1 Free Crude Oil ETF	0.65%
Large Cap Core Plus	0.45%
Long Online/Short Stores ETF	0.65%
Metaverse ETF	0.58%
MSCI EAFE Dividend Growers ETF	0.50%
MSCI Emerging Markets Dividend Growers ETF	0.60%
MSCI Europe Dividend Growers ETF	0.55%
MSCI Transformational Changes ETF	0.45%
Nanotechnology ETF	0.58%
Nasdaq-100 Dorsey Wright Momentum ETF	0.58%
Nasdaq-100 High Income ETF	0.55%
On-Demand ETF	0.58%
Online Retail ETF	0.58%
Pet Care ETF	0.50%
Russell 2000 Dividend Growers ETF	0.40%
Russell U.S. Dividend Growers ETF	0.35%
S&P 500® Dividend Aristocrats ETF	0.35%
S&P 500® Ex-Energy ETF	0.13%
S&P 500® Ex-Financials ETF	0.13%
S&P 500® Ex-Health Care ETF	0.13%
S&P 500® Ex-Technology ETF	0.13%
S&P 500® High Income ETF	0.55%
S&P Global Core Battery Metals ETF	0.58%
S&P Kensho Cleantech ETF	0.58%
S&P Kensho Smart Factories ETF	0.58%
S&P MidCap 400 Dividend Aristocrats ETF	0.40%
S&P Technology Dividend Aristocrats ETF	0.45%
Smart Materials ETF	0.58%
Supply Chain Logistics ETF	0.58%
54

Fees Paid under the Advisory Agreement and the Advisory and Management Agreement
The investment advisory fees or investment advisory and management fees, as applicable, paid, as well as any amounts reimbursed pursuant to the Expense Limitation Agreement, for the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024 for each Fund that was operational as of each date are set forth below.
	ADVISORY FEES
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
Big Data Refiners ETF	$12,999	$(0)	$11,292	$(0)	$25,300	$(0)
Decline of the Retail Store ETF	46,326	(0)	104,764	(0)	53,000	(0)
DJ Brookfield Global Infrastructure ETF	631,018	(0)	699,259	(0)	629,519	(0)
Equities for Rising Rates ETF	113,537	(0)	246,737	(0)	94,312	(0)
Global Listed Private Equity ETF	110,884	(110,884)	57,373	(57,373)	44,114	(44,114)
Hedge Replication ETF	343,326	(343,326)	303,764	(303,764)	230,091	(230,091)
High Yield-Interest Rate Hedged	687,373	(0)	624,384	(0)	615,312	(0)
Inflation Expectations ETF	235,909	(235,909)	333,806	(333,806)	163,152	(163,152)
Investment Grade-Interest Rate Hedged	2,769,450	(0)	1,281,409	(0)	874,765	(0)
K-1 Free Crude Oil ETF	511,571	(0)	609,407	(0)	799,159	(0)
Large Cap Core Plus	2,251,428	(0)	1,944,085	(0)	1,822,947	(0)
Long Online/Short Stores ETF	376,209	(0)	103,343	(0)	122,508	(0)
Merger ETF	434,223	(254,074)	194,743	(180,920)	105,632	(105,632)
Metaverse ETF	8,364	(0)	35,497	(0)	35,325	(0)
MSCI EAFE Dividend Growers ETF	668,324	(0)	456,017	(0)	440,595	(0)
MSCI Emerging Markets Dividend Growers ETF	120,945	(0)	99,822	(0)	86,961	(0)
MSCI Europe Dividend Growers ETF	69,955	(0)	51,331	(0)	46,617	(0)
MSCI Transformational Changes ETF	192,135	(0)	86,286	(0)	37,773	(0)
Nanotechnology ETF	11,771	(0)	13,538	(0)	20,439	(0)
Nasdaq-100 Dorsey Wright Momentum ETF	125,703	(0)	75,606	(0)	65,099	(0)
Nasdaq-100 High Income ETF	N/A	N/A	N/A	N/A	18,171	(0)
On-Demand ETF	9,606	(0)	5,248	(0)	3,588	(0)
Online Retail ETF	4,206,707	(0)	999,911	(0)	570,841	(0)
Pet Care ETF	1,465,240	(0)	600,050	(0)	405,925	(0)
Russell 2000 Dividend Growers ETF	3,467,331	(0)	3,289,224	(0)	3,149,369	(0)
Russell U.S. Dividend Growers ETF	76,289	(0)	41,559	(0)	32,169	(0)
S&P 500® Dividend Aristocrats ETF	33,050,023	(0)	37,257,089	(0)	40,392,091	(0)
S&P 500® ex-Energy ETF	62,751	(3,892)	36,108	(11,808)	54,163	(17,764)
S&P 500® ex-Financials ETF	19,078	(1,219)	15,518	(5,047)	62,512	(20,473)
S&P 500® ex-Health Care ETF	9,425	(570)	7,740	(2,519)	23,894	(7,835)
S&P 500® ex-Technology ETF	20,566	(1,406)	14,689	(4,785)	54,809	(17,955)
S&P 500® High Income ETF	N/A	N/A	N/A	N/A	151,635	(0)
S&P Global Core Battery Metals ETF	N/A	N/A	10,425	(0)	13,976	(0)
S&P Kensho Cleantech ETF	14,198	(0)	32,361	(0)	28,838	(0)
55

	ADVISORY FEES
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
S&P Kensho Smart Factories ETF	12,817	(0)	5,773	(0)	5,177	(0)
S&P Midcap 400 Dividend Aristocrats ETF	4,199,083	(0)	5,686,584	(0)	6,143,791	(0)
S&P Technology Dividend Aristocrats ETF	494,039	(0)	545,115	(0)	1,072,222	(0)
Short 20+ Year Treasury	5,198,275	(0)	3,130,441	(0)	1,115,947	(0)
Short 7-10 Year Treasury	909,799	(17,016)	846,602	(31,325)	189,353	(58,234)
Short Dow30	1,933,906	(2,500)	2,108,069	(36,396)	1,436,014	(31,934)
Short Financials	82,205	(66,421)	242,647	(63,763)	171,555	(67,619)
Short FTSE China 50	58,676	(58,676)	68,639	(68,639)	55,104	(55,104)
Short High Yield	734,945	(80,160)	2,409,479	(84,071)	1,180,196	(78,316)
Short MidCap400	82,118	(63,467)	107,595	(65,109)	65,013	(65,013)
Short MSCI EAFE	217,938	(78,006)	771,081	(71,549)	301,315	(88,723)
Short MSCI Emerging Markets	252,753	(81,822)	346,904	(96,952)	191,104	(82,304)
Short QQQ®	5,391,315	(340,304)	11,225,799	(635,095)	5,919,428	(352,161)
Short Real Estate	64,582	(64,582)	376,823	(70,727)	254,343	(66,604)
Short Russell2000	2,291,017	(166,456)	3,665,218	(272,655)	2,056,946	(188,354)
Short S&P500®	12,176,536	(0)	20,797,286	(0)	11,221,414	(0)
Short SmallCap600	37,360	(37,360)	113,587	(63,869)	87,179	(64,732)
Smart Materials ETF	10,919	(0)	8,893	(0)	9,373	(0)
Supply Chain Logistics ETF	2,426	(0)	10,535	(0)	11,374	(0)
Ultra 20+ Year Treasury	369,357	(78,328)	342,588	(51,517)	543,441	(35,382)
Ultra 7-10 Year Treasury	145,733	(89,715)	103,226	(65,219)	103,054	(64,524)
Ultra Communication Services	18,012	(18,012)	10,578	(10,578)	16,792	(16,792)
Ultra Consumer Discretionary	214,608	(104,632)	87,213	(87,213)	118,997	(102,740)
Ultra Consumer Staples	105,153	(105,153)	55,371	(55,371)	49,347	(49,347)
Ultra Dow30	3,439,500	(2,666)	2,643,216	(60,467)	2,780,443	(29,131)
Ultra Energy	1,535,187	(82,533)	1,115,951	(115,064)	881,876	(102,755)
Ultra Financials	6,373,140	(0)	4,179,692	(18,180)	4,449,648	(0)
Ultra FTSE China 50	133,753	(95,906)	84,197	(84,197)	73,968	(73,968)
Ultra FTSE Europe	37,207	(37,207)	28,515	(28,515)	32,645	(32,645)
Ultra Health Care	1,191,322	(107,193)	721,191	(123,873)	634,774	(83,103)
Ultra High Yield	162,100	(47,055)	78,768	(76,000)	107,558	(90,563)
Ultra Industrials	213,866	(106,704)	122,053	(119,040)	151,856	(98,811)
Ultra Materials	548,462	(109,585)	333,942	(103,409)	315,227	(101,945)
Ultra MidCap400	1,218,130	(72,278)	913,947	(115,015)	997,801	(71,121)
Ultra MSCI Brazil Capped	53,915	(53,915)	35,877	(35,877)	34,701	(34,701)
Ultra MSCI EAFE	94,473	(91,543)	69,311	(69,311)	70,554	(70,554)
Ultra MSCI Emerging Markets	401,904	(76,441)	149,863	(79,010)	123,261	(87,792)
Ultra MSCI Japan	59,793	(59,793)	41,182	(41,182)	65,291	(65,291)
Ultra Nasdaq Biotechnology	1,535,183	(267,592)	773,653	(207,744)	662,955	(169,959)
Ultra Nasdaq Cloud Computing	19,096	(19,096)	12,164	(12,164)	21,859	(21,859)
Ultra Nasdaq Cybersecurity	29,616	(29,616)	17,129	(17,129)	20,671	(20,671)
Ultra QQQ®	38,332,212	(1,282,847)	24,370,642	(1,085,584)	40,130,872	(1,207,586)
Ultra Real Estate	947,424	(109,263)	560,657	(107,655)	447,111	(87,995)
Ultra Russell2000	2,593,029	(1,232,491)	1,094,529	(291,943)	1,354,682	(258,395)
Ultra S&P500®	32,466,427	(206,222)	22,971,845	(0)	31,166,348	(144,631)
Ultra Semiconductors	2,536,322	(63,159)	1,245,570	(136,437)	3,435,579	(0)
Ultra SmallCap600	308,948	(137,910)	224,226	(132,515)	224,556	(138,538)
Ultra Technology	6,829,159	(0)	3,016,995	(85,339)	4,559,526	(0)
Ultra Utilities	164,979	(90,615)	113,959	(110,834)	75,515	(75,515)
UltraPro Dow30	6,674,665	(0)	4,605,911	(24,696)	4,622,038	(0)
56

	ADVISORY FEES
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
UltraPro MidCap400	367,677	(179,962)	197,810	(149,547)	217,831	(158,964)
UltraPro QQQ®	118,596,637	(19,125,963)	91,993,280	(12,031,673)	144,830,434	(26,121,519)
UltraPro Russell2000	2,730,565	(1,230,426)	1,606,746	(342,614)	2,432,705	(566,237)
UltraPro S&P500®	22,281,146	(0)	16,841,043	(0)	21,334,881	(0)
UltraPro Short 20+ Year Treasury	1,525,488	(0)	2,871,410	(0)	704,521	(24,499)
UltraPro Short Dow30	2,864,461	(0)	4,388,986	(0)	3,185,201	(0)
UltraPro Short MidCap400	47,561	(47,561)	70,898	(67,836)	34,465	(34,465)
UltraPro Short QQQ®	15,192,905	(666,032)	35,529,332	(1,773,323)	28,278,977	(1,087,982)
UltraPro Short Russell2000	1,107,876	(129,738)	1,390,761	(155,614)	1,151,060	(135,861)
UltraPro Short S&P500®	4,352,537	(0)	9,503,620	(0)	6,449,078	(0)
UltraShort 20+ Year Treasury	10,850,404	(0)	7,055,323	(0)	3,292,757	(0)
UltraShort 7-10 Year Treasury	620,791	(32,718)	497,189	(41,707)	183,577	(56,442)
UltraShort Consumer Discretionary	11,269	(11,269)	34,473	(34,473)	12,623	(12,623)
UltraShort Consumer Staples	7,153	(7,153)	19,696	(19,696)	9,308	(9,308)
UltraShort Dow30	764,183	(55,917)	909,017	(68,145)	628,152	(54,499)
UltraShort Energy	151,555	(73,259)	261,945	(63,875)	150,344	(61,692)
UltraShort Financials	97,235	(70,655)	146,918	(73,083)	143,388	(67,099)
UltraShort FTSE China 50	163,129	(93,416)	178,492	(93,040)	144,220	(93,412)
UltraShort FTSE Europe	120,056	(87,390)	776,243	(68,208)	339,377	(69,945)
UltraShort Health Care	13,933	(13,933)	23,132	(23,132)	10,243	(10,242)
UltraShort Industrials	17,140	(17,140)	22,233	(22,233)	18,118	(18,118)
UltraShort Materials	17,148	(17,148)	31,990	(31,990)	12,695	(12,695)
UltraShort MidCap400	15,639	(15,639)	21,827	(21,827)	15,814	(15,814)
UltraShort MSCI Brazil Capped	108,885	(93,871)	117,255	(74,705)	63,409	(63,409)
UltraShort MSCI EAFE	10,092	(10,092)	36,877	(36,877)	11,921	(11,921)
UltraShort MSCI Emerging Markets	55,299	(55,299)	92,846	(74,690)	50,715	(50,715)
UltraShort MSCI Japan	32,843	(32,843)	45,950	(45,950)	35,831	(35,831)
UltraShort Nasdaq Biotechnology	62,224	(62,224)	50,858	(50,858)	33,907	(33,907)
UltraShort QQQ®	2,037,624	(193,776)	3,638,589	(306,359)	2,944,409	(238,247)
UltraShort Real Estate	124,039	(75,437)	435,554	(72,069)	379,430	(62,186)
UltraShort Russell2000	676,734	(109,034)	935,406	(133,277)	641,920	(111,408)
UltraShort S&P500®	4,728,334	(0)	7,615,330	(0)	5,848,029	(0)
UltraShort Semiconductors	26,194	(26,194)	66,476	(66,476)	52,193	(52,193)
UltraShort SmallCap600	24,014	(24,014)	33,466	(33,466)	21,562	(21,562)
UltraShort Technology	42,371	(42,371)	75,943	(67,315)	31,635	(31,635)
UltraShort Utilities	14,109	(14,109)	21,617	(21,617)	11,277	(11,277)
For each Fund that commenced operations during a fiscal year, the table above reflects amounts from inception through the end of the fiscal year.
MANAGEMENT SERVICES AGREEMENT All Funds other than the Unitary Fee Funds
Pursuant to a separate Management Services Agreement, ProShare Advisors performs certain administrative services on behalf of each Fund. Such services include negotiating, coordinating and implementing the Trust’s contractual obligations with each Fund’s service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary. The Management Agreement may be terminated at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined
57

in the 1940 Act) of that Fund, or by the Advisor, in each case upon sixty days’ prior written notice. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for each Fund.
Management Services Fees Paid
For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, the Advisor was entitled to, and waived, management services fees in the following amounts:
For the three most recent fiscal years, each Fund that was operational for the period indicated paid ProShare Advisors a management services fee set forth below.
	Management Services Fees Paid
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
Global Listed Private Equity ETF	$22,177	$(22,177)	$11,474	$(11,474)	$8,823	$(8,823)
Hedge Replication ETF	45,776	(45,776)	40,502	(40,502)	30,678	(30,678)
Inflation Expectations ETF	42,892	(42,892)	60,691	(5,676)	29,664	(29,664)
Merger ETF	57,896	(0)	25,966	(0)	14,084	(14,084)
Short 20+ Year Treasury	693,098	(0)	417,389	(0)	148,791	(0)
Short 7-10 Year Treasury	121,306	(0)	112,879	(0)	25,247	(0)
Short Dow30	257,852	(0)	281,074	(0)	191,466	(0)
Short Financials	10,961	(0)	32,353	(0)	22,874	(0)
Short FTSE China 50	7,824	(7,824)	9,152	(9,152)	7,347	(7,347)
Short High Yield	97,992	(0)	321,262	(0)	157,357	(0)
Short MidCap400	10,949	(0)	14,346	(0)	8,668	(3,344)
Short MSCI EAFE	29,058	(0)	102,810	(0)	40,175	(0)
Short MSCI Emerging Markets	33,700	(0)	46,254	(0)	25,480	(0)
Short QQQ®	718,837	(0)	1,496,763	(0)	789,246	(0)
Short Real Estate	8,611	(3,212)	50,243	(0)	33,912	(0)
Short Russell2000	305,467	(0)	488,692	(0)	274,255	(0)
Short S&P500®	1,623,526	(0)	2,772,951	(0)	1,496,167	(0)
Short SmallCap600	4,981	(4,981)	15,145	(0)	11,624	(0)
Ultra 20+ Year Treasury	49,247	(0)	45,678	(0)	72,458	(0)
Ultra 7-10 Year Treasury	19,431	(0)	13,764	(0)	13,740	(0)
Ultra Communication Services	2,402	(2,402)	1,411	(1,411)	2,239	(2,239)
Ultra Consumer Discretionary	28,614	(0)	11,628	(11,628)	15,866	(0)
Ultra Consumer Staples	14,020	(13,988)	7,383	(7,383)	6,580	(6,580)
Ultra Dow30	458,597	(0)	352,426	(0)	370,720	(0)
Ultra Energy	204,690	(0)	148,793	(0)	117,582	(0)
Ultra Financials	849,746	(0)	557,288	(0)	593,278	(0)
Ultra FTSE China 50	17,833	(0)	11,226	(5,317)	9,862	(9,862)
Ultra FTSE Europe	4,961	(4,961)	3,802	(3,802)	4,353	(4,353)
Ultra Health Care	158,842	(0)	96,158	(0)	84,635	(0)
Ultra High Yield	21,613	(0)	10,502	(0)	14,341	(0)
Ultra Industrials	28,515	(0)	16,274	(0)	20,247	(0)
Ultra Materials	73,128	(0)	44,525	(0)	42,030	(0)
Ultra MidCap400	162,416	(0)	121,859	(0)	133,038	(0)
Ultra MSCI Brazil Capped	7,189	(7,189)	4,783	(4,783)	4,627	(4,627)
Ultra MSCI EAFE	12,596	(0)	9,241	(9,241)	9,407	(9,407)
Ultra MSCI Emerging Markets	53,587	(0)	19,982	(0)	16,434	(0)
Ultra MSCI Japan	7,972	(7,972)	5,491	(5,491)	8,705	(8,705)
Ultra Nasdaq Biotechnology	204,689	(0)	103,153	(0)	88,393	(0)
Ultra Nasdaq Cloud Computing	2,546	(2,546)	1,622	(1,622)	2,915	(2,915)
Ultra Nasdaq Cybersecurity	3,949	(3,949)	2,284	(2,284)	2,756	(2,756)
Ultra QQQ®	5,110,920	(0)	3,249,395	(0)	5,350,705	(0)
58

	Management Services Fees Paid
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
Ultra Real Estate	126,322	(0)	74,753	(0)	59,614	(0)
Ultra Russell2000	345,735	(0)	145,936	(0)	180,622	(0)
Ultra S&P500®	4,328,822	(0)	3,062,890	(0)	4,155,452	(0)
Ultra Semiconductors	338,174	(0)	166,075	(0)	458,070	(0)
Ultra SmallCap600	41,193	(0)	29,896	(0)	29,941	(0)
Ultra Technology	910,548	(0)	402,263	(0)	607,928	(0)
Ultra Utilities	21,997	(0)	15,194	(0)	10,068	(10,068)
UltraPro Dow30	889,949	(0)	614,117	(0)	616,263	(0)
UltraPro MidCap400	49,023	(0)	26,375	(0)	29,044	(0)
UltraPro QQQ®	15,812,720	(0)	12,265,681	(0)	19,310,442	(0)
UltraPro Russell2000	364,073	(0)	214,231	(0)	324,356	(0)
UltraPro S&P500®	2,970,798	(0)	2,245,456	(0)	2,844,609	(0)
UltraPro Short 20+ Year Treasury	203,397	(0)	382,852	(0)	93,935	(0)
UltraPro Short Dow30	381,925	(0)	585,194	(0)	424,687	(0)
UltraPro Short MidCap400	6,341	(6,341)	9,453	(0)	4,596	(4,596)
UltraPro Short QQQ®	2,025,706	(0)	4,737,210	(0)	3,770,475	(0)
UltraPro Short Russell2000	147,716	(0)	185,434	(0)	153,472	(0)
UltraPro Short S&P500®	580,334	(0)	1,267,140	(0)	859,864	(0)
UltraShort 20+ Year Treasury	1,446,710	(0)	940,703	(0)	439,028	(0)
UltraShort 7-10 Year Treasury	82,771	(0)	66,291	(0)	24,477	(0)
UltraShort Consumer Discretionary	1,503	(1,503)	4,596	(4,596)	1,683	(1,683)
UltraShort Consumer Staples	954	(954)	2,626	(2,626)	1,241	(1,241)
UltraShort Dow30	101,890	(0)	121,201	(0)	83,752	(0)
UltraShort Energy	20,207	(0)	34,926	(0)	20,046	(0)
UltraShort Financials	12,965	(0)	19,589	(0)	19,118	(0)
UltraShort FTSE China 50	21,750	(0)	23,799	(0)	19,229	(0)
UltraShort FTSE Europe	16,007	(0)	103,498	(0)	45,250	(0)
UltraShort Health Care	1,858	(1,858)	3,084	(3,084)	1,366	(1,366)
UltraShort Industrials	2,285	(2,285)	2,964	(2,964)	2,416	(2,416)
UltraShort Materials	2,286	(2,286)	4,265	(4,265)	1,693	(1,693)
UltraShort MidCap400	2,085	(2,085)	2,910	(2,910)	2,109	(2,109)
UltraShort MSCI Brazil Capped	14,518	(0)	15,634	(0)	8,454	(8,454)
UltraShort MSCI EAFE	1,346	(1,346)	4,917	(4,917)	1,589	(1,589)
UltraShort MSCI Emerging Markets	7,373	(7,373)	12,379	(0)	6,762	(6,762)
UltraShort MSCI Japan	4,379	(4,379)	6,127	(6,127)	4,777	(4,777)
UltraShort Nasdaq Biotechnology	8,296	(8,296)	6,781	(6,781)	4,521	(4,521)
UltraShort QQQ®	271,681	(0)	485,142	(0)	392,582	(0)
UltraShort Real Estate	16,538	(0)	58,073	(0)	50,590	(0)
UltraShort Russell2000	90,231	(0)	124,720	(0)	85,588	(0)
UltraShort S&P500®	630,440	(0)	1,015,370	(0)	779,726	(0)
UltraShort Semiconductors	3,492	(3,492)	8,863	(3,554)	6,959	(6,959)
UltraShort SmallCap600	3,202	(3,202)	4,462	(4,462)	2,875	(2,875)
UltraShort Technology	5,649	(5,649)	10,126	(0)	4,218	(4,218)
UltraShort Utilities	1,881	(1,881)	2,882	(2,882)	1,504	(1,504)
For each Fund that commenced operations during a fiscal year, the table above reflects amounts from inception through the end of the fiscal year.
59

EXPENSE LIMITATION AGREEMENT All Funds other than the Unitary Fee Funds
ProShare Advisors has contractually agreed to waive investment advisory and management services fees and/or to reimburse certain other expenses of each Fund through at least September 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by ProShare Advisors. This expense limitation excludes transaction costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, acquired fund fees and expenses as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. The recoupment period begins on the date such amount was initially waived and/or reimbursed.
Expense Limits
The annual operating expenses are limited as follows:
Name of Fund	Expense Limitation
Global Listed Private Equity ETF	0.60%
Hedge Replication ETF	0.95%
Inflation Expectations ETF	0.30%
Merger ETF	0.75%
Short 20+ Year Treasury	0.95%
Short 7-10 Year Treasury	0.95%
Short Dow30 SM	0.95%
Short Financials	0.95%
Short FTSE China 50	0.95%
Short High Yield	0.95%
Short MidCap400	0.95%
Short MSCI EAFE	0.95%
Short MSCI Emerging Markets	0.95%
Short QQQ®	0.95%
Short Real Estate	0.95%
Short Russell2000	0.95%
Short S&P500®	0.95%
Short SmallCap600	0.95%
Ultra 20+ Year Treasury	0.95%
Ultra 7-10 Year Treasury	0.95%
Ultra Communication Services	0.95%
Ultra Consumer Discretionary	0.95%
Ultra Consumer Staples	0.95%
Ultra Dow30SM	0.95%
Ultra Energy	0.95%
Ultra Financials	0.95%
Ultra FTSE China 50	0.95%
Ultra FTSE Europe	0.95%
Ultra Health Care	0.95%
60

Name of Fund	Expense Limitation
Ultra High Yield	0.95%
Ultra Industrials	0.95%
Ultra Materials	0.95%
Ultra MidCap400	0.95%
Ultra MSCI Brazil Capped	0.95%
Ultra MSCI EAFE	0.95%
Ultra MSCI Emerging Markets	0.95%
Ultra MSCI Japan	0.95%
Ultra Nasdaq Biotechnology	0.95%
Ultra Nasdaq Cloud Computing	0.95%
Ultra Nasdaq Cybersecurity	0.95%
Ultra QQQ®	0.95%
Ultra Real Estate	0.95%
Ultra Russell2000	0.95%
Ultra S&P500®	0.95%
Ultra Semiconductors	0.95%
Ultra SmallCap600	0.95%
Ultra Technology	0.95%
Ultra Utilities	0.95%
UltraPro Dow30SM	0.95%
UltraPro MidCap400	0.95%
UltraPro QQQ®	0.95%
UltraPro Russell2000	0.95%
UltraPro S&P500®	0.95%
UltraPro Short 20+ Year Treasury	0.95%
UltraPro Short Dow30SM	0.95%
UltraPro Short MidCap400	0.95%
UltraPro Short QQQ®	0.95%
UltraPro Short Russell2000	0.95%
UltraPro Short S&P500®	0.95%
UltraShort 20+ Year Treasury	0.95%
UltraShort 7-10 Year Treasury	0.95%
UltraShort Consumer Discretionary	0.95%
UltraShort Consumer Staples	0.95%
UltraShort Dow30SM	0.95%
UltraShort Energy	0.95%
UltraShort Financials	0.95%
UltraShort FTSE China 50	0.95%
UltraShort FTSE Europe	0.95%
UltraShort Health Care	0.95%
UltraShort Industrials	0.95%
UltraShort Materials	0.95%
UltraShort MidCap400	0.95%
UltraShort MSCI Brazil Capped	0.95%
UltraShort MSCI EAFE	0.95%
61

Name of Fund	Expense Limitation
UltraShort MSCI Emerging Markets	0.95%
UltraShort MSCI Japan	0.95%
UltraShort Nasdaq Biotechnology	0.95%
UltraShort QQQ®	0.95%
UltraShort Real Estate	0.95%
UltraShort Russell2000	0.95%
UltraShort S&P500®	0.95%
UltraShort Semiconductors	0.95%
UltraShort SmallCap600	0.95%
UltraShort Technology	0.95%
UltraShort Utilities	0.95%
Certain Unitary Fee Funds
ProShare Advisors has contractually agreed to waive investment advisory and management services fees of each Fund through at least September 30, 2025. After such date, the expense limitation may be terminated or revised by ProShare Advisors. This expense limitation excludes transaction costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, acquired fund fees and expenses as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles.
Expense Limits
The annual operating expenses are limited as follows:
Name of Fund	Expense Limitation
S&P 500® Ex-Energy ETF	0.09%
S&P 500® Ex-Financials ETF	0.09%
S&P 500® Ex-Health Care ETF	0.09%
S&P 500® Ex-Technology ETF	0.09%
Recoupment
All Funds
For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, the Advisor recouped fee waivers/reimbursements from the prior years in the following amounts:
	Advisory Fees Recouped
Fund	2022	2023	2024
Big Data Refiners ETF	$0	$0	$0
Decline of the Retail Store ETF	0	0	0
DJ Brookfield Global Infrastructure ETF	0	0	0
Equities for Rising Rates ETF	0	0	0
Global Listed Private Equity ETF	0	0	0
Hedge Replication ETF	0	0	0
High Yield-Interest Rate Hedged	0	0	0
Inflation Expectations ETF	0	0	0
62

	Advisory Fees Recouped
Fund	2022	2023	2024
Investment Grade-Interest Rate Hedged	0	0	0
K-1 Free Crude Oil ETF	0	0	0
Large Cap Core Plus	0	0	0
Long Online/Short Stores ETF	0	0	0
Merger ETF	0	0	0
Metaverse ETF	0	0	0
MSCI EAFE Dividend Growers ETF	0	0	0
MSCI Emerging Markets Dividend Growers ETF	0	0	0
MSCI Europe Dividend Growers ETF	0	0	0
MSCI Transformational Changes ETF	0	0	0
Nanotechnology ETF	0	0	0
Nasdaq-100 Dorsey Wright Momentum ETF	0	0	0
On-Demand ETF	0	0	0
Online Retail ETF	0	0	0
Pet Care ETF	0	0	0
Russell 2000 Dividend Growers ETF	0	0	0
Russell U.S. Dividend Growers ETF	0	0	0
S&P 500® Dividend Aristocrats ETF	0	0	0
S&P 500® ex-Energy ETF	0	0	0
S&P 500® ex-Financials ETF	0	0	0
S&P 500® ex-Health Care ETF	0	0	0
S&P 500® ex-Technology ETF	0	0	0
S&P Global Core Battery Metals ETF	N/A	0	0
S&P Kensho Cleantech ETF	0	0	0
S&P Kensho Smart Factories ETF	0	0	0
S&P Midcap 400 Dividend Aristocrats ETF	0	0	0
S&P Technology Dividend Aristocrats ETF	0	0	0
Short 20+ Year Treasury	0	0	0
Short 7-10 Year Treasury	0	0	0
Short Dow30	0	0	0
Short Financials	0	0	0
Short FTSE China 50	0	0	0
Short High Yield	0	0	0
Short MidCap400	0	0	0
Short MSCI EAFE	0	0	0
Short MSCI Emerging Markets	0	0	0
Short QQQ®	0	0	0
Short Real Estate	0	0	0
Short Russell2000	0	0	0
Short S&P500®	0	0	0
Short SmallCap600	0	0	0
Smart Materials ETF	0	0	0
Supply Chain Logistics ETF	0	0	0
Ultra 20+ Year Treasury	0	0	0
Ultra 7-10 Year Treasury	0	0	0
Ultra Communication Services	0	0	0
63

	Advisory Fees Recouped
Fund	2022	2023	2024
Ultra Consumer Discretionary	0	0	0
Ultra Consumer Staples	0	0	0
Ultra Dow30	0	0	0
Ultra Energy	0	0	0
Ultra Financials	58,652	0	103,531
Ultra FTSE China 50	0	0	0
Ultra FTSE Europe	0	0	0
Ultra Health Care	0	0	0
Ultra High Yield	0	0	0
Ultra Industrials	0	0	0
Ultra Materials	0	0	0
Ultra MidCap400	0	0	0
Ultra MSCI Brazil Capped	0	0	0
Ultra MSCI EAFE	0	0	0
Ultra MSCI Emerging Markets	0	0	0
Ultra MSCI Japan	0	0	0
Ultra Nasdaq Biotechnology	0	0	0
Ultra Nasdaq Cloud Computing	0	0	0
Ultra Nasdaq Cybersecurity	0	0	0
Ultra QQQ®	0	0	0
Ultra Real Estate	0	0	0
Ultra Russell2000	0	0	0
Ultra S&P500®	0	0	0
Ultra Semiconductors	0	0	5,878
Ultra SmallCap600	0	0	0
Ultra Technology	72,020	0	101,376
Ultra Utilities	0	0	0
UltraPro Dow30	114,791	0	32,830
UltraPro MidCap400	0	0	0
UltraPro QQQ®	542,098	0	0
UltraPro Russell2000	0	0	0
UltraPro S&P500®	0	0	0
UltraPro Short 20+ Year Treasury	34,368	142,628	4,656
UltraPro Short Dow30	27,850	12,174	25,928
UltraPro Short MidCap400	0	0	0
UltraPro Short QQQ®	0	0	0
UltraPro Short Russell2000	0	0	0
UltraPro Short S&P500®	0	0	0
UltraShort 20+ Year Treasury	0	0	0
UltraShort 7-10 Year Treasury	0	0	0
UltraShort Consumer Discretionary	0	0	0
UltraShort Consumer Staples	0	0	0
UltraShort Dow30	0	0	0
UltraShort Energy	0	0	0
UltraShort Financials	0	0	0
UltraShort FTSE China 50	0	0	0
64

	Advisory Fees Recouped
Fund	2022	2023	2024
UltraShort FTSE Europe	0	0	0
UltraShort Health Care	0	0	0
UltraShort Industrials	0	0	0
UltraShort Materials	0	0	0
UltraShort MidCap400	0	0	0
UltraShort MSCI Brazil Capped	0	0	0
UltraShort MSCI EAFE	0	0	0
UltraShort MSCI Emerging Markets	0	0	0
UltraShort MSCI Japan	0	0	0
UltraShort Nasdaq Biotechnology	0	0	0
UltraShort QQQ®	0	0	0
UltraShort Real Estate	0	0	0
UltraShort Russell2000	0	0	0
UltraShort S&P500®	0	0	0
UltraShort Semiconductors	0	0	0
UltraShort SmallCap600	0	0	0
UltraShort Technology	0	0	0
UltraShort Utilities	0	0	0
For each Fund that commenced operations during a fiscal year, the table above reflects amounts from inception through the end of the fiscal year.
PORTFOLIO MANAGEMENT
PORTFOLIO MANAGER COMPENSATION
ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.
The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.
Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.
Portfolio Manager Ownership
Listed below for each portfolio manager is a dollar range of securities beneficially owned in each Fund managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2024.
65

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProShares Family
George Banian	None	None
Tarak Davé	$10,001-$50,000	$10,001-$50,000
Eric Silverthorne	None	$1-$10,000
Alexander Ilyasov	None	$50,001-$100,000
Michael Neches	$10,001-$50,000	$10,001-$50,000
James Linneman	None	$50,001-$100,000
Devin Sullivan	None	None
Other Accounts Managed by Portfolio Managers
Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2024.
Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/Total Assets
Michael Neches	162/$66,862,191,182	0/$0	1/$17,612,010
James Linneman	21/$1,178,371,888	4/$125,848,748	0/$0
Eric Silverthorne	48/$666,957,270	0/$0	0/$0
Devin Sullivan	86/$61,862,226,874	0/$0	1/$17,612,010
Tarak Davé	76/$4,999,964,308	0/$0	0/$0
Alexander Ilyasov	81/$4,801,946,509	16/$3,127,816,937	0/$0
George Banian	11/$2,926,504,482	12/$3,001,968,189	0/$0
Conflicts of Interest
In the course of providing advisory services, ProShare Advisors may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. ProShare Advisors also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of ProShare Advisors.
ProShare Advisors, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in ProShare Advisors’ clients, such as a Fund. Thus ProShare Advisors may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. ProShare Advisors may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.
In addition, ProShare Advisors, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of ProShare Advisors may buy or sell securities or other instruments that ProShare Advisors has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with ProShare Advisors’ recommendations to a client. Personal securities transactions by employees may raise potential conflicts of
66

interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. ProShare Advisors has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any “access person” of ProShare Advisors, (as defined under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
ProShare Advisors and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, ProShare Advisors and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of ProShare Advisors. Accordingly, should ProShare Advisors or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, ProShare Advisors and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
However, each Fund is managed using what is commonly referred to as an index strategy in an attempt to simulate either the daily movement or a multiple, the inverse or an inverse multiple of the daily movement of its index, and the use of such index strategies may reduce conflicts of interest compared to funds using non-index investment strategies.
REGISTRATION AS A COMMODITY POOL OPERATOR
In connection with its management of Commodity Pools, ProShare Advisors has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, with respect to the Commodity Pools, ProShare Advisors is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including disclosure requirements and reporting and recordkeeping requirements. ProShare Advisors is also subject to periodic inspections and audits by the NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject ProShare Advisors or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses. While ProShare Advisors is registered as a CPO, ProShare Advisors has filed a claim of exclusion from the definition of the term “commodity pool operator” under the CEA, pursuant to CFTC Rule 4.5 (the “Exclusion”) with respect to the Excluded Pools, and therefore, ProShare Advisors is not subject to registration or regulation as a CPO under the CEA with respect to the Excluded Pools. In order to remain eligible for the Exclusion, each of the Excluded Pool will be limited in its ability to use certain financial instruments including futures, options on futures and certain swaps and will be limited in the manner in which it holds out its use of such instruments.
67

OTHER SERVICE PROVIDERS
ADMINISTRATORS AND FUND ACCOUNTING AGENT
JPMorgan, One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to each Fund pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all financial reports, and all other materials, except registration statements and proxy statements, required to be filed or furnished by each Fund under federal and state securities laws.
The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to each Fund; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to each Fund under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.
Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, OH 43219, an indirect wholly-owned subsidiary of Citibank N.A., provides regulatory administration services to the Trust (altogether, the “Regulatory Administrative Services”). For its services, Citi is paid a set fee allocated among each Fund.
Fees Paid under the Administration Agreement and Regulatory Administration Agreement
For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, for each Fund that was operational for the period indicated, the Administrator and Citi were entitled to the amounts set forth below.
	Administrator
Fund	2022	2023	2024
Big Data Refiners ETF	$0	$0	$0
Decline of the Retail Store ETF	0	0	0
DJ Brookfield Global Infrastructure ETF	0	0	0
Equities for Rising Rates ETF	0	0	0
Global Listed Private Equity ETF	74,931	74,744	77,485
Hedge Replication ETF	82,650	78,212	79,385
High Yield-Interest Rate Hedged	0	0	0
Inflation Expectations ETF	74,112	52,237	43,260
Investment Grade-Interest Rate Hedged	0	0	0
K-1 Free Crude Oil ETF	0	0	0
Large Cap Core Plus	0	0	0
Long Online/Short Stores ETF	0	0	0
Merger ETF	88,332	76,994	77,485
Metaverse ETF	0	0	0
MSCI EAFE Dividend Growers ETF	0	0	0
MSCI Emerging Markets Dividend Growers ETF	0	0	0
MSCI Europe Dividend Growers ETF	0	0	0
MSCI Transformational Changes ETF	0	0	0
Nanotechnology ETF	0	0	0
Nasdaq-100 Dorsey Wright Momentum ETF	0	0	0
Nasdaq-100 High Income ETF	N/A	N/A	0
On-Demand ETF	0	0	0
68

	Administrator
Fund	2022	2023	2024
Online Retail ETF	0	0	0
Pet Care ETF	0	0	0
Russell 2000 Dividend Growers ETF	0	0	0
Russell U.S. Dividend Growers ETF	0	0	0
S&P 500® Dividend Aristocrats ETF	0	0	0
S&P 500® ex-Energy ETF	0	0	0
S&P 500® ex-Financials ETF	0	0	0
S&P 500® ex-Health Care ETF	0	0	0
S&P 500® ex-Technology ETF	0	0	0
S&P 500® High Income ETF	N/A	N/A	0
S&P Global Core Battery Metals ETF	N/A	0	0
S&P Kensho Cleantech ETF	0	0	0
S&P Kensho Smart Factories ETF	0	0	0
S&P Midcap 400 Dividend Aristocrats ETF	0	0	0
S&P Technology Dividend Aristocrats ETF	0	0	0
Short 20+ Year Treasury	154,873	123,934	78,558
Short 7-10 Year Treasury	69,322	66,881	43,143
Short Dow30	98,580	102,086	86,399
Short Financials	38,471	38,760	41,619
Short FTSE China 50	38,471	38,327	40,996
Short High Yield	60,664	108,213	80,048
Short MidCap400	38,542	38,184	40,996
Short MSCI EAFE	42,157	63,490	45,658
Short MSCI Emerging Markets	40,719	44,348	41,137
Short QQQ®	154,267	211,524	165,676
Short Real Estate	38,471	47,057	43,621
Short Russell2000	104,223	133,831	101,766
Short S&P500®	215,226	274,118	211,885
Short SmallCap600	38,471	38,327	40,996
Smart Materials ETF	0	0	0
Supply Chain Logistics ETF	0	0	0
Ultra 20+ Year Treasury	78,706	46,923	59,432
Ultra 7-10 Year Treasury	70,634	40,543	42,893
Ultra Communication Services	74,942	74,744	77,485
Ultra Consumer Discretionary	74,932	74,744	77,485
Ultra Consumer Staples	74,931	74,744	77,485
Ultra Dow30	178,258	163,460	168,097
Ultra Energy	135,890	122,336	116,867
Ultra Financials	219,329	191,581	196,723
Ultra FTSE China 50	39,037	40,784	40,996
Ultra FTSE Europe	38,489	38,438	40,996
Ultra Health Care	124,394	107,832	104,802
Ultra High Yield	23,535	38,752	42,365
Ultra Industrials	75,078	74,590	77,485
Ultra Materials	96,341	79,939	80,390
Ultra MidCap400	125,088	116,127	120,746
69

	Administrator
Fund	2022	2023	2024
Ultra MSCI Brazil Capped	38,474	38,341	40,996
Ultra MSCI EAFE	38,493	38,600	40,996
Ultra MSCI Emerging Markets	47,676	42,074	40,996
Ultra MSCI Japan	63,390	74,562	77,485
Ultra Nasdaq Biotechnology	133,952	110,899	106,658
Ultra Nasdaq Cloud Computing	42,201	72,394	77,485
Ultra Nasdaq Cybersecurity	25,969	34,390	40,993
Ultra QQQ®	439,766	348,904	455,067
Ultra Real Estate	116,156	97,668	92,205
Ultra Russell2000	155,766	124,377	132,640
Ultra S&P500®	400,839	339,152	395,272
Ultra Semiconductors	159,568	127,860	177,110
Ultra SmallCap600	77,685	74,379	77,485
Ultra Technology	223,251	171,761	198,225
Ultra Utilities	74,989	74,744	77,485
UltraPro Dow30	223,086	197,141	199,109
UltraPro MidCap400	83,217	75,010	77,485
UltraPro QQQ®	972,970	804,055	1,153,178
UltraPro Russell2000	163,815	139,312	160,400
UltraPro S&P500®	332,487	299,005	329,744
UltraPro Short 20+ Year Treasury	86,389	119,636	63,081
UltraPro Short Dow30	116,247	142,502	125,595
UltraPro Short MidCap400	38,471	38,327	40,996
UltraPro Short QQQ®	234,981	372,462	326,116
UltraPro Short Russell2000	74,243	82,900	77,849
UltraPro Short S&P500®	141,685	199,022	171,604
UltraShort 20+ Year Treasury	208,019	177,120	129,096
UltraShort 7-10 Year Treasury	59,073	54,467	42,902
UltraShort Consumer Discretionary	38,471	38,327	40,996
UltraShort Consumer Staples	38,471	38,327	40,996
UltraShort Dow30	63,883	68,468	60,929
UltraShort Energy	38,474	40,388	40,996
UltraShort Financials	38,397	38,474	40,996
UltraShort FTSE China 50	38,267	38,734	40,996
UltraShort FTSE Europe	39,487	62,885	47,668
UltraShort Health Care	38,471	38,327	40,996
UltraShort Industrials	38,471	38,327	40,996
UltraShort Materials	38,471	38,327	40,996
UltraShort MidCap400	38,471	38,327	40,996
UltraShort MSCI Brazil Capped	38,610	38,049	40,996
UltraShort MSCI EAFE	38,471	38,327	40,996
UltraShort MSCI Emerging Markets	38,471	38,327	40,996
UltraShort MSCI Japan	38,471	38,327	40,996
UltraShort Nasdaq Biotechnology	38,483	38,302	40,996
UltraShort QQQ®	98,136	132,844	120,777
UltraShort Real Estate	38,493	49,926	49,214
70

	Administrator
Fund	2022	2023	2024
UltraShort Russell2000	60,334	69,064	61,145
UltraShort S&P500®	146,790	185,725	165,031
UltraShort Semiconductors	38,471	38,327	40,996
UltraShort SmallCap600	38,471	38,327	40,996
UltraShort Technology	38,471	38,327	40,996
UltraShort Utilities	38,471	38,327	40,996
For each Fund that commenced operations during a fiscal year, the table above reflects amounts from inception through the end of the fiscal year.
	Citi
Fund	2022	2023	2024
Big Data Refiners ETF	$0.00	$0.00	$0.00
Decline of the Retail Store ETF	0.00	0.00	0.00
DJ Brookfield Global Infrastructure ETF	0.00	0.00	0.00
Equities for Rising Rates ETF	0.00	0.00	0.00
Global Listed Private Equity ETF	187	127	87
Hedge Replication ETF	397	449	305
High Yield-Interest Rate Hedged	0.00	0.00	0.00
Inflation Expectations ETF	373	676	296
Investment Grade-Interest Rate Hedged	0.00	0.00	0.00
K-1 Free Crude Oil ETF	0.00	0.00	0.00
Large Cap Core Plus	0.00	0.00	0.00
Long Online/Short Stores ETF	0.00	0.00	0.00
Merger ETF	495	291	141
Metaverse ETF	0.00	0.00	0.00
MSCI EAFE Dividend Growers ETF	0.00	0.00	0.00
MSCI Emerging Markets Dividend Growers ETF	0.00	0.00	0.00
MSCI Europe Dividend Growers ETF	0.00	0.00	0.00
MSCI Transformational Changes ETF	0.00	0.00	0.00
Nanotechnology ETF	0.00	0.00	0.00
Nasdaq-100 Dorsey Wright Momentum ETF	0.00	0.00	0.00
Nasdaq-100 High Income ETF	N/A	N/A	0.00
On-Demand ETF	0.00	0.00	0.00
Online Retail ETF	0.00	0.00	0.00
Pet Care ETF	0.00	0.00	0.00
Russell 2000 Dividend Growers ETF	0.00	0.00	0.00
Russell U.S. Dividend Growers ETF	0.00	0.00	0.00
S&P 500® Dividend Aristocrats ETF	0.00	0.00	0.00
S&P 500® Ex-Energy ETF	0.00	0.00	0.00
S&P 500® Ex-Financials ETF	0.00	0.00	0.00
S&P 500® Ex-Health Care ETF	0.00	0.00	0.00
S&P 500® Ex-Technology ETF	0.00	0.00	0.00
S&P 500® High Income ETF	N/A	N/A	0.00
S&P Global Core Battery Metals ETF	0.00	0.00	0.00
S&P Kensho Cleantech ETF	0.00	0.00	0.00
S&P Kensho Smart Factories ETF	0.00	0.00	0.00
71

	Citi
Fund	2022	2023	2024
S&P MidCap 400 Dividend Aristocrats ETF	0.00	0.00	0.00
S&P Technology Dividend Aristocrats ETF	0.00	0.00	0.00
Short 20+ Year Treasury	6,006	4,667	1,486
Short 7-10 Year Treasury	1,076	1,263	252
Short Dow30℠	2,228	3,120	1,899
Short Financials	100	357	228
Short FTSE China 50	64	102	73
Short High Yield	931	3,570	1,566
Short MidCap400	98	159	86
Short MSCI EAFE	270	1,144	401
Short MSCI Emerging Markets	291	514	254
Short QQQ®	6,521	16,610	7,845
Short Real Estate	77	558	338
Short Russell2000	2,766	5,417	2,729
Short S&P500®	14,625	30,786	14,899
Short SmallCap600	45	167	115
Smart Materials ETF	0.00	0.00	0.00
Supply Chain Logistics ETF	0.00	0.00	0.00
Ultra 20+ Year Treasury	410	503	717
Ultra 7-10 Year Treasury	166	152	136
Ultra Communication Services	20	16	22
Ultra Consumer Discretionary	240	129	157
Ultra Consumer Staples	118	82	65
Ultra Dow30℠	3,930	3,903	3,673
Ultra Energy	1,813	1,654	1,168
Ultra Financials	7,291	6,173	5,880
Ultra FTSE China 50	156	124	98
Ultra FTSE Europe	43	42	43
Ultra Health Care	1,374	1,065	839
Ultra High Yield	170	117	142
Ultra Industrials	247	180	200
Ultra Materials	641	493	416
Ultra MidCap400	1,381	1,349	1,318
Ultra MSCI Brazil Capped	65	53	46
Ultra MSCI EAFE	109	102	93
Ultra MSCI Emerging Markets	474	222	163
Ultra MSCI Japan	67	61	86
Ultra Nasdaq Biotechnology	1,799	1,142	875
Ultra Nasdaq Cloud Computing	21	18	29
Ultra Nasdaq Cybersecurity	31	25	27
Ultra QQQ®	42,633	35,809	52,998
Ultra Real Estate	1,075	827	590
Ultra Russell2000	3,126	1,616	1,784
Ultra S&P500®	36,608	33,821	41,125
Ultra Semiconductors	2,660	1,834	4,523
Ultra SmallCap600	354	331	296
72

	Citi
Fund	2022	2023	2024
Ultra Technology	7,558	4,434	6,024
Ultra Utilities	191	168	100
UltraPro Dow30℠	7,596	6,800	6,109
UltraPro MidCap400	418	292	287
UltraPro QQQ®	130,717	135,451	191,443
UltraPro Russell2000	3,050	2,370	3,204
UltraPro S&P500®	24,820	24,820	28,191
UltraPro Short 20+ Year Treasury	1,757	4,265	929
UltraPro Short Dow30℠	3,330	6,487	4,214
UltraPro Short MidCap400	56	105	46
UltraPro Short QQQ®	18,269	52,220	37,377
UltraPro Short Russell2000	1,292	2,054	1,527
UltraPro Short S&P500®	5,134	13,982	8,536
UltraShort Materials	20	47	17
UltraShort 20+ Year Treasury	12,609	10,497	4,379
UltraShort 7-10 Year Treasury	731	740	244
UltraShort Consumer Discretionary	15	51	17
UltraShort Consumer Staples	9	29	12
UltraShort Dow30℠	886	1,347	830
UltraShort Energy	180	390	199
UltraShort Financials	114	216	190
UltraShort FTSE China 50	187	264	191
UltraShort FTSE Europe	155	1,150	451
UltraShort Health Care	15	34	14
UltraShort Industrials	20	33	24
UltraShort MidCap400	19	32	21
UltraShort MSCI Brazil Capped	122	174	84
UltraShort MSCI EAFE	12	55	16
UltraShort MSCI Emerging Markets	65	138	67
UltraShort MSCI Japan	39	68	47
UltraShort Nasdaq Biotechnology	73	75	45
UltraShort QQQ®	2,369	5,365	3,901
UltraShort Real Estate	147	644	504
UltraShort Russell2000	803	1,380	852
UltraShort S&P500®	5,647	11,247	7,744
UltraShort Semiconductors	31	98	69
UltraShort SmallCap600	28	50	29
UltraShort Technology	52	113	42
UltraShort Utilities	17	32	15
For each Fund that commenced operations during a fiscal year, the table above reflects amounts from inception through the end of the fiscal year.
CUSTODIAN, TRANSFER AGENT, AND INDEX RECEIPT AGENT
JPMorgan Chase Bank, N.A. (“JPMorgan”) also acts as Custodian, Transfer Agent, Index Receipt Agent to each Fund. JPMorgan is located at 4 MetroTech Center, Brooklyn, NY 11245.
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The Custodian is responsible for safeguarding each Fund’s cash and securities, receiving and delivering securities, collecting each Fund’s interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The Custodian is also responsible for the appointment and oversight of any sub-custodian banks and for providing reports regarding such sub-custodian banks and clearing agencies.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm and provides audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.
LEGAL COUNSEL
Ropes & Gray LLP serves as counsel to each Fund. The firm’s address is Prudential Tower, 800 Boylston Street, Boston, MA 02199.
PRINCIPAL FINANCIAL OFFICER/TREASURER SERVICES
The Trust has entered into an agreement with ACA Group (“ACA”), pursuant to which ACA provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither ACA nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays ACA an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse ACA for certain out-of-pocket expenses incurred by ACA in providing services to the Trust. For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, the Trust paid $386,997, $372,592 and $371,192, respectively, to ACA for services pursuant to its agreement. ACA is located at Three Canal Plaza, Suite 100, Portland, ME 04101.
SECURITIES LENDING AGENT
JPMorgan serves as the securities lending agent to the Trust. For the fiscal year ended May 31, 2024, the income, fees and compensation related to the securities lending activities of each Fund is set forth below.
Fund Name	Gross Income From Securities Lending Activities	Securities Lending Revenue Paid to Securities Lending Agent (“Revenue Split”)	Rebate (Paid to Borrower)	Aggregate Fees/ Compensation For Securities Lending Activities	Net Income From Securities Lending Activities
Big Data Refiners ETF	$12,128	$151	$11,121	$11,272	$856
DJ Brookfield Global Infrastructure ETF	147,106	9,891	80,964	90,856	56,250
Equities for Rising Rates ETF	1,724	167	614	781	943
Global Listed Private Equity ETF	1,025	149	32	181	844
Hedge Replication ETF	4	0	4	4	0
High Yield - Interest Rate Hedged	100,747	3,602	76,646	80,248	20,499
Investment Grade - Interest Rate Hedged	100,051	1,874	87,580	89,454	10,597
Large Cap Core Plus	9,729	470	6,566	7,036	2,693
Long Online/Short Stores ETF	51,742	1,475	41,869	43,344	8,398
Merger ETF	11,935	1,639	1,011	2,650	9,285
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Fund Name	Gross Income From Securities Lending Activities	Securities Lending Revenue Paid to Securities Lending Agent (“Revenue Split”)	Rebate (Paid to Borrower)	Aggregate Fees/ Compensation For Securities Lending Activities	Net Income From Securities Lending Activities
Metaverse ETF	51,078	5,505	14,191	19,696	31,382
MSCI EAFE Dividend Growers ETF	34,251	1,214	26,165	27,378	6,873
MSCI Emerging Markets Dividend Growers ETF	607	91	0	91	516
MSCI Europe Dividend Growers ETF	6,772	204	4,783	4,987	1,785
Nanotechnology ETF	7,830	985	1,294	2,279	5,551
On Demand ETF	313	29	122	151	162
Online Retail ETF	279,903	8,213	224,999	233,212	46,691
Pet Care ETF	35,681	2,150	21,419	23,569	12,112
Russell 2000 Dividend Growers ETF	418,552	47,495	102,863	150,358	268,194
Russell U.S. Dividend Growers ETF	647	46	342	388	259
S&P 500® Dividend Aristocrats ETF	289,977	34,650	58,975	93,625	196,352
S&P 500® Ex-Energy ETF	1,291	95	653	749	542
S&P 500® Ex-Financials ETF	1,604	137	680	817	787
S&P 500® Ex-Health Care ETF	399	15	295	310	89
S&P 500® Ex-Technology ETF	1,677	126	825	951	726
S&P 500® High Income ETF	43	0	41	41	2
S&P Global Core Battery Metals ETF	2,265	143	1,300	1,443	822
S&P Kensho Cleantech ETF	50,173	3,053	29,333	32,386	17,787
S&P Kensho Smart Factories ETF	4,945	485	1,445	1,930	3,015
S&P MidCap 400® Dividend Aristocrats ETF	145,056	1,277	136,542	137,818	7,238
S&P Technology Dividend Aristocrats ETF	4,565	685	0	685	3,880
Smart Materials ETF	240	20	105	125	115
Supply Chain Logistics ETF	354	26	175	201	153
Ultra Communication Services	62	1	59	59	3
Ultra Consumer Discretionary	75	1	70	71	4
Ultra Dow30SM	15,315	1,952	2,300	4,252	11,063
Ultra Energy ETF	455	31	275	306	149
Ultra Financials	2,705	242	1,092	1,334	1,371
Ultra Health Care	9,057	1,155	1,356	2,511	6,546
Ultra Industrials	1,460	199	135	334	1,126
Ultra Materials	310	18	191	209	101
Ultra MidCap 400®	29,042	1,826	16,798	18,624	10,418
Ultra Nasdaq Biotechnology	95,540	9,894	29,517	39,412	56,128
Ultra Nasdaq Cloud Computing	610	8	556	564	46
75

Fund Name	Gross Income From Securities Lending Activities	Securities Lending Revenue Paid to Securities Lending Agent (“Revenue Split”)	Rebate (Paid to Borrower)	Aggregate Fees/ Compensation For Securities Lending Activities	Net Income From Securities Lending Activities
Ultra QQQ®	1,694,093	203,593	334,465	538,058	1,156,035
Ultra Russell2000	271,529	25,333	102,282	127,616	143,913
Ultra S&P500®	127,131	13,952	33,904	47,855	79,276
Ultra Semiconductors	19,414	592	15,455	16,048	3,366
Ultra SmallCap600	17,380	1,098	9,944	11,043	6,337
Ultra Technology	8,353	101	7,681	7,782	571
Ultra Utilities	14	2	0	2	12
UltraPro Dow30SM	22,860	2,911	3,453	6,364	16,496
UltraPro MidCap400	6,336	455	3,254	3,709	2,627
UltraPro QQQ®	3,496,193	419,166	697,505	1,116,670	2,379,523
UltraPro Russell2000	369,856	35,340	133,829	169,169	200,687
UltraPro S&P500®	69,347	7,454	19,639	27,093	42,254
A Fund does not pay any separate cash collateral management services fees, administrative fees, fees for indemnification or other fees not reflected above for securities lending activities. Earnings from cash collateral investments received by the securities lending agent are included in the Revenue Split.
DISTRIBUTOR
SEI Investments Distribution Co. (“SEI”) serves as the distributor and principal underwriter in all fifty states and the District of Columbia. SEI is located at One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or a Fund, or which securities are to be purchased or sold by the Trust or a Fund. For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, ProShare Advisors paid $1,045,747.26, $937,549.84, and $1,110,455.04, respectively, to the Distributor as compensation for services.
DISTRIBUTION AND SERVICE PLAN
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of each Fund or which securities are to be purchased or sold by each Fund.
The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.
The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected
76

Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit each Fund and holders of Shares of each Fund. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.
The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.
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OTHER MATTERS
COSTS AND EXPENSES All Funds other than the Unitary Fee Funds
Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include but are not limited to: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, principal financial officer/treasurer services fees; compliance service fees, anti-money laundering administration fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.
PAYMENTS TO THIRD PARTIES FROM THE ADVISOR
ProShare Advisors, from its own resources, including profits from advisory fees received from a Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their services and expenses incurred in connection with the distribution and promotion of each Fund’s Shares. In this regard, ProShare Advisors or an affiliate of ProShare Advisors, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including a Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.
ProShare Advisors has separate arrangements to make payments, other than for the educational programs and marketing activities described above, to Charles Schwab & Co., Inc. and Raymond James Financial Services, Inc. (the “Firms”). Pursuant to the arrangements with the Firms, the Firms agreed to promote certain ProShares ETFs to each Firm’s customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain ProShares ETFs. These payments, which may be significant, are paid by ProShare Advisors from its own resources and not from the assets of a Fund.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records
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maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.
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CODE OF ETHICS
The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 of the 1940 Act, which is reasonably designed to ensure that all acts, practices and courses of business engaged in by personnel of the Trust, ProShare Advisors and the Distributor reflect high standards of conduct and comply with the requirements of the federal securities laws. There can be no assurance that the COE will be effective in preventing deceptive, manipulative or fraudulent activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund; however, such transactions are reported on a regular basis by ProShare Advisors’ personnel that are Access Persons. Access Persons, as the term is defined in the COE, subject to the COE are also required to report transactions in registered open-end investment companies advised or sub-advised by ProShare Advisors. The COE is on file with the SEC and is available to the public.
PROXY VOTING POLICY AND PROCEDURES
Background
The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of each Fund, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to ProShare Advisors subject to the Board’s continuing oversight.
Policies and Procedures
The Advisor’s proxy voting policies and procedures (the “Guidelines”) are reasonably designed to maximize shareholder value and protect shareholder interests when voting proxies. The Advisor’s Brokerage Allocation and Proxy Voting Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibilities with regard to voting of client proxies. The Proxy Committee is composed of employees of the Advisor. The Proxy Committee reviews and monitors the effectiveness of the Guidelines. To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.
Information on how proxies were voted for portfolio securities for the 12-month (or shorter) period ended June 30 is available without charge, upon request, by calling the Advisor at 888-776-3637 or on the Trust’s website at proshares.com, or on the SEC’s website at http://www.sec.gov. See Appendix C for a copy of the proxy voting policy and procedures.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter on Form N-CSR(S) and in the monthly holdings report on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of each Fund’s fiscal quarter. You can find SEC filings on the SEC’s website, www.sec.gov. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Fund is open for business via the Fund’s website at proshares.com.
The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to each Fund’s service providers to facilitate the provision of services to each Fund and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which each Fund creates and redeems Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members
80

and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.
Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of ProShare Advisors and each Fund’s distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.
Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of ProShare Advisors or the Distributor and such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The lag time between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Board, ProShare Advisors is responsible for decisions to buy and sell securities and derivatives for each Fund and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. As an alternative to directly purchasing securities, ProShare Advisors may find efficiencies and cost savings by purchasing futures or using other derivative instruments like total return swaps or forward contracts. ProShare Advisors may also choose to cross-trade securities between clients to save costs where allowed under applicable law.
The policy for each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. ProShare Advisors believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction ProShare Advisors considers but is not limited to the following efficiency factors: the broker’s availability, willingness
81

to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.
ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.
For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) ProShare Advisors evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.
Consistent with a Fund’s investment objective, ProShare Advisors may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. ProShare Advisors will generally distribute such benefits pro rata to applicable client trades. In addition, ProShare Advisors, any of its affiliates or employees and each Fund have a policy not to enter into any agreement or other understanding—whether written or oral—under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a Fund’s shares.
BROKERAGE COMMISSIONS
A Fund may experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies.
The brokerage commissions paid for the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024 for each Fund that was operational as of each date are set forth below.
Fund	Commissions Paid During Fiscal Year Ended May 31, 2022	Commissions Paid During Fiscal Year Ended May 31, 2023	Commissions Paid During Fiscal Year Ended May 31, 2024	Aggregate Total
Big Data Refiners ETF	$731.68 [1]	$231.43	$361.99	$1,325.10
Decline of the Retail Store ETF	$0.00	$0.00	$0.00	$0.00
DJ Brookfield Global Infrastructure ETF	$3,962.83	$6,542.13	$4,420.11	$14,925.07
Equities for Rising Rates ETF	$8,487.98	$16,573.66	$10,563.82	$35,625.46
Global Listed Private Equity ETF	$2,583.35	$553.70	$611.95	$3,749.00
Hedge Replication ETF	$3,566.81	$2,886.15	$1,946.11	$8,399.07
High Yield—Interest Rate Hedged	$17,756.10	$15,780.91	$14,218.28	$47,755.29
Inflation Expectations ETF	$8,397.50	$0.00	$0.00	$8,397.50
Investment Grade—Interest Rate Hedged	$96,841.92	$56,410.22	$41,820.87	$195,073.01
K-1 Free Crude Oil ETF	$30,755.66	$28,689.32	$45,363.67	$104,808.65
Large Cap Core Plus	$61,108.27	$52,922.85	$54,924.34	$168,955.46
Long Online/Short Stores ETF	$8,374.50	$3,805.62	$3,897.69	$16,077.81
Merger ETF	$30,787.93	$9,276.74	$6,284.22	$46,348.89
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Fund	Commissions Paid During Fiscal Year Ended May 31, 2022	Commissions Paid During Fiscal Year Ended May 31, 2023	Commissions Paid During Fiscal Year Ended May 31, 2024	Aggregate Total
Metaverse ETF	$409.82 [3]	$987.12	$793.81	$2,190.75
MSCI EAFE Dividend Growers ETF	$23,381.20	$9,677.27	$12,631.50	$45,689.97
MSCI Emerging Markets Dividend Growers ETF	$21,679.00	$18,320.70	$20,752.71	$60,752.41
MSCI Europe Dividend Growers ETF	$2,018.10	$761.80	$1,031.96	$3,811.86
MSCI Transformational Changes ETF	$4,602.39	$2,713.20	$1,760.76	$9,076.35
Nanotechnology ETF	$1,015.04 [2]	$292.68	$695.79	$2,003.51
Nasdaq-100 Dorsey Wright Momentum ETF	$8,763.67	$4,739.16	$3,458.50	$16,961.33
Nasdaq-100 High Income ETF	N/A	N/A	$2,248.06 [7]	$2,248.06
On-Demand ETF	$1,256.92 [2]	$188.58	$74.21	$1,519.71
Online Retail ETF	$118,249.26	$40,520.74	$19,066.41	$177,833.41
Pet Care ETF	$50,850.94	$13,115.10	$19,561.26	$83,527.30
Russell 2000 Dividend Growers ETF	$120,179.54	$65,851.72	$83,485.27	$269,516.53
Russell U.S. Dividend Growers ETF	$1,122.69	$617.47	$499.87	$2,240.03
S&P 500® Dividend Aristocrats ETF	$512,311.65	$563,956.23	$572,082.13	$1,648,350.01
S&P 500® Ex-Energy ETF	$171.67	$279.46	$379.82	$830.95
S&P 500® Ex-Financials ETF	$58.48	$300.98	$444.45	$803.91
S&P 500® Ex-Health Care ETF	$29.91	$100.99	$171.41	$302.31
S&P 500® Ex-Technology ETF	$87.71	$231.39	$834.08	$1,153.18
S&P 500® High Income ETF	N/A	N/A	$14,541.28 [6]	$14,541.28
S&P Global Core Battery Metals ETF	N/A	$1,902.72 [5]	$1,539.85	$3,442.57
S&P Kensho Cleantech ETF	$832.88 [1]	$527.95	$443.69	$1,804.52
S&P Kensho Smart Factories ETF	$773.88 [1]	$245.04	$68.53	$1,087.45
S&P MidCap 400 Dividend Aristocrats ETF	$85,812.98	$96,940.33	$138,811.76	$321,565.07
S&P Technology Dividend Aristocrats ETF	$7,661.75	$9,339.83	$12,990.61	$29,992.19
Short 20+ Year Treasury	$4,821.96	$4,940.46	$992.25	$10,754.67
Short 7-10 Year Treasury	$161.52	$208.67	$273.00	$643.19
Short Dow30SM	$4,156.17	$4,490.80	$2,693.60	$11,340.57
Short Financials	$0.00	$0.00	$0.00	$0.00
Short FTSE China 50	$0.00	$0.00	$0.00	$0.00
Short High Yield	$0.00	$0.00	$0.00	$0.00
Short MidCap400	$120.15	$80.20	$40.74	$241.09
Short MSCI EAFE	$0.00	$0.00	$0.00	$0.00
Short MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
Short QQQ®	$7,262.20	$14,920.35	$6,749.16	$28,931.71
Short Real Estate	$0.00	$0.00	$0.00	$0.00
Short Russell2000	$7,108.76	$12,467.73	$6,846.43	$26,422.92
Short S&P500®	$13,933.55	$22,584.45	$11,938.72	$48,456.72
Short SmallCap600	$0.00	$0.00	$0.00	$0.00
Smart Materials ETF	$2,535.20	$365.95	$263.83	$3,164.98
Supply Chain Logistics ETF	$1,187.80 [4]	$153.59	$194.95	$1,536.34
Ultra 20+ Year Treasury	$4,165.77	$205.31	$291.06	$4,662.14
Ultra 7-10 Year Treasury	$4,176.62	$34.03	$103.74	$4,314.39
Ultra Communication Services	$155.56	$367.15	$1,446.13	$1,968.84
Ultra Consumer Discretionary	$3,217.90	$1,712.79	$1,715.35	$6,646.04
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Fund	Commissions Paid During Fiscal Year Ended May 31, 2022	Commissions Paid During Fiscal Year Ended May 31, 2023	Commissions Paid During Fiscal Year Ended May 31, 2024	Aggregate Total
Ultra Consumer Staples	$3,801.75	$1,097.88	$509.56	$5,409.19
Ultra Dow30SM	$43,004.46	$27,207.45	$28,677.73	$98,889.64
Ultra Energy	$19,076.34	$19,606.51	$5,295.02	$43,977.87
Ultra Financials	$160,689.39	$57,397.10	$215,907.45	$433,993.94
Ultra FTSE China 50	$0.00	$0.00	$0.00	$0.00
Ultra FTSE Europe	$0.00	$0.00	$0.00	$0.00
Ultra Health Care	$34,689.18	$6,543.55	$1,130.71	$42,363.44
Ultra High Yield	$0.00	$0.00	$0.00	$0.00
Ultra Industrials	$5,093.55	$2,488.76	$1,458.76	$9,041.07
Ultra Materials	$1,687.09	$3,682.11	$1,002.63	$6,371.83
Ultra MidCap400	$19,884.48	$12,996.97	$8,962.28	$41,843.73
Ultra MSCI Brazil Capped	$0.00	$0.00	$0.00	$0.00
Ultra MSCI EAFE	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Japan	$4,937.10	$604.50	$0.00	$5,541.60
Ultra Nasdaq Biotechnology	$19,349.41	$5,700.91	$5,337.84	$30,388.16
Ultra Nasdaq Cloud Computing	$339.87	$268.27	$396.85	$1,004.99
Ultra Nasdaq Cybersecurity	$12.01	$24.51	$0.00	$36.52
Ultra QQQ®	$936,604.00	$350,799.73	$531,320.03	$1,818,723.76
Ultra Real Estate	$6,747.19	$7,511.14	$3,000.70	$17,259.03
Ultra Russell2000	$93,179.01	$25,052.35	$22,170.52	$140,401.88
Ultra S&P500®	$569,681.57	$237,018.57	$351,892.28	$1,158,592.42
Ultra Semiconductors	$70,980.66	$22,914.10	$96,927.53	$190,822.29
Ultra SmallCap600	$2,933.23	$2,126.62	$2,120.97	$7,180.82
Ultra Technology	$129,151.83	$48,106.55	$33,018.41	$210,276.79
Ultra Utilities	$1,425.11	$1,736.26	$950.21	$4,111.58
UltraPro Dow30SM	$202,061.23	$92,224.96	$105,829.49	$400,115.68
UltraPro MidCap400	$12,716.79	$4,792.26	$2,877.49	$20,386.54
UltraPro QQQ®	$4,947,249.65	$3,339,316.43	$2,371,583.42	$10,658,149.50
UltraPro Russell2000	$149,472.44	$50,430.87	$284,352.34	$484,255.65
UltraPro S&P500®	$731,864.82	$259,219.19	$265,859.68	$1,256,943.69
UltraPro Short 20+ Year Treasury	$3,009.68	$7,709.24	$604.80	$11,323.72
UltraPro Short Dow30SM	$12,276.79	$17,747.60	$8,886.35	$38,910.74
UltraPro Short MidCap400	$66.95	$69.85	$17.22	$154.02
UltraPro Short QQQ®	$42,548.47	$82,977.65	$46,899.09	$172,425.21
UltraPro Short Russell2000	$8,646.75	$13,516.50	$7,274.81	$29,438.06
UltraPro Short S&P500®	$8,853.45	$21,170.20	$9,249.76	$39,273.41
UltraShort 20+ Year Treasury	$15,731.00	$14,111.11	$2,984.31	$32,826.42
UltraShort 7-10 Year Treasury	$246.42	$112.61	$232.96	$591.99
UltraShort Consumer Discretionary	$0.00	$0.00	$0.00	$0.00
UltraShort Consumer Staples	$0.00	$0.00	$0.00	$0.00
UltraShort Dow30SM	$2,692.28	$3,141.40	$1,344.40	$7,178.08
UltraShort Energy	$0.00	$0.00	$0.00	$0.00
UltraShort Financials	$0.00	$0.00	$0.00	$0.00
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Fund	Commissions Paid During Fiscal Year Ended May 31, 2022	Commissions Paid During Fiscal Year Ended May 31, 2023	Commissions Paid During Fiscal Year Ended May 31, 2024	Aggregate Total
UltraShort FTSE China 50	$0.00	$0.00	$0.00	$0.00
UltraShort FTSE Europe	$0.00	$0.00	$0.00	$0.00
UltraShort Health Care	$0.00	$0.00	$0.00	$0.00
UltraShort Industrials	$0.00	$0.00	$0.00	$0.00
UltraShort Materials	$0.00	$0.00	$0.00	$0.00
UltraShort MidCap400	$26.00	$20.60	$15.12	$61.72
UltraShort MSCI Brazil Capped	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI EAFE	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Japan	$0.00	$0.00	$0.00	$0.00
UltraShort Nasdaq Biotechnology	$0.00	$0.00	$0.00	$0.00
UltraShort QQQ	$3,205.40	$8,138.95	$4,789.43	$16,133.78
UltraShort Real Estate	$0.00	$0.00	$0.00	$0.00
UltraShort Russell2000	$3,859.10	$5,052.65	$3,009.64	$11,921.39
UltraShort S&P500®	$7,778.25	$13,019.65	$6,487.42	$27,285.32
UltraShort Semiconductors	$0.00	$0.00	$0.00	$0.00
UltraShort SmallCap600	$0.00	$0.00	$0.00	$0.00
UltraShort Technology	$0.00	$0.00	$0.00	$0.00
UltraShort Utilities	$0.00	$0.00	$0.00	$0.00
1
Period from September 29, 2021, commencement of operations, through May 31, 2022.
2
Period from October 26, 2021, commencement of operations, through May 31, 2022.
3
Period from March 15, 2022 commencement of operations, through May 31, 2022.
4
Period from April 6, 2022 commencement of operations, through May 31, 2022.
5
Period from November 29, 2022 commencement of operations through May 31, 2023
6
Period from December 18, 2023 commencement of operations through May 31, 2024.
7
Period from March 18, 2024 commencement of operations through May 31, 2024.
SECURITIES OF REGULAR BROKER-DEALERS
Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.
During the fiscal year ended May 31, 2024, each of the following Funds were operational during that period and held securities of regular brokers or dealers to the Trust:
Fund	Broker-Dealer	Dollar Amount of Holdings
Equities for Rising Rates ETF	JPMorgan Chase & Co.	$338,797
High Yield-Interest Rate Hedged	Jane Street Capital, LLC	$508,871
Investment Grade–Interest Rate Hedged	Bank of America Corp.	$8,082,556
	Citigroup, Inc.	$6,642,690
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Fund	Broker-Dealer	Dollar Amount of Holdings
	Goldman Sachs & Co.	$8,580,768
	JPMorgan Chase & Co.	$8,480,009
Large Cap Core Plus	JPMorgan Chase & Co.	$2,944,214
	Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,291,077
S&P 500® Ex-Energy ETF	Bank of America Corp.	$328,358
	Goldman Sachs & Co.	$177,586
	JPMorgan Chase & Co.	$698,466
S&P 500® Ex-Health Care ETF	Bank of America Corp.	$146,723
	JPMorgan Chase & Co.	$312,050
S&P 500® Ex-Technology ETF	Bank of America Corp.	$471,682
	Goldman Sachs & Co.	$255,195
	JPMorgan Chase & Co.	$1,003,626
S&P 500® High Income ETF	Bank of America Corp.	$791,402
	JPMorgan Chase & Co.	$1,683,855
Ultra Dow30SM	Goldman Sachs & Co.	$21,068,855
	JPMorgan Chase & Co.	$9,351,780
Ultra Financials	JPMorgan Chase & Co.	$42,353,317
Ultra S&P500®	JPMorgan Chase & Co.	$48,895,024
UltraPro Dow30SM	JPMorgan Chase & Co.	$15,395,017
UltraPro S&P500®	Citigroup, Inc.	$5,613,819
	JPMorgan Chase & Co.	$27,741,668
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.
All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of a Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.
The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The
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Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of a Fund’s shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where a Fund would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
PURCHASE AND REDEMPTION OF SHARES
The Trust issues and redeems Shares only in aggregations of Creation Units. The Creation Unit size and the value of a Creation Unit at inception for each Fund is set forth below.
Fund Name	Creation Unit Size	Value of Creation Unit at inception
Big Data Refiners ETF	25,000	$1,000,000
Decline of the Retail Store ETF	10,000	$10,000,000
DJ Brookfield Global Infrastructure ETF	10,000	$2,000,000
Equities for Rising Rates ETF	10,000	$1,000,000
Global Listed Private Equity ETF	10,000	$2,000,000
Hedge Replication ETF	10,000	$2,000,000
High Yield—Interest Rate Hedged	25,000	$4,000,000
Inflation Expectations ETF	10,000	$2,000,000
Investment Grade—Interest Rate Hedged	25,000	$4,000,000
K-1 Free Crude Oil ETF	25,000	$1,000,000
Large Cap Core Plus	10,000	$2,000,000
Long Online/Short Stores ETF	10,000	$10,000,000
Merger ETF	25,000	$2,000,000
Metaverse ETF	10,000	$400,000
MSCI EAFE Dividend Growers ETF	10,000	$2,000,000
MSCI Emerging Markets Dividend Growers ETF	10,000	$1,000,000
MSCI Europe Dividend Growers ETF	10,000	$4,000,000
MSCI Transformational Changes ETF	25,000	$1,000,000
Nanotechnology ETF	25,000	$1,000,000
Nasdaq-100 Dorsey Wright Momentum ETF	10,000	$400,000
Nasdaq-100 High Income ETF	10,000	$4,000,000
On-Demand ETF	25,000	$1,000,000
Online Retail ETF	10,000	$1,000,000
Pet Care ETF	25,000	$1,000,000
Russell 2000 Dividend Growers ETF	10,000	$1,000,000
Russell U.S. Dividend Growers ETF	10,000	$5,250,000
S&P 500® Dividend Aristocrats ETF	50,000	$2,000,000
S&P Global Core Battery Metals ETF	25,000	$1,000,000
S&P 500® Ex-Energy ETF	10,000	$4,000,000
S&P 500® Ex-Financials ETF	10,000	$4,000,000
S&P 500® Ex-Health Care ETF	10,000	$4,000,000
S&P 500® Ex-Technology ETF	10,000	$4,000,000
S&P 500® High Income ETF	10,000	$4,000,000
S&P Kensho Cleantech ETF	25,000	$1,000,000
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Fund Name	Creation Unit Size	Value of Creation Unit at inception
S&P Kensho Smart Factories ETF	25,000	$1,000,000
S&P MidCap 400 Dividend Aristocrats ETF	10,000	$1,000,000
S&P Technology Dividend Aristocrats ETF	10,000	$5,250,000
Short 7-10 Year Treasury	25,000	$1,000,000
Short 20+ Year Treasury	50,000	$2,500,000
Short Dow30SM	50,000	$5,250,000
Short Financials	50,000	$5,250,000
Short FTSE China 50	50,000	$2,500,000
Short High Yield	50,000	$4,000,000
Short MidCap400	25,000	$5,250,000
Short MSCI EAFE	50,000	$5,250,000
Short MSCI Emerging Markets	50,000	$5,250,000
Short QQQ®	50,000	$5,250,000
Short Real Estate	25,000	$2,500,000
Short Russell2000	50,000	$5,250,000
Short S&P500®	25,000	$5,250,000
Short SmallCap600	10,000	$5,250,000
Smart Materials ETF	25,000	$1,000,000
Supply Chain Logistics ETF	25,000	$1,000,000
Ultra 7-10 Year Treasury	10,000	$3,500,000
Ultra 20+ Year Treasury	25,000	$3,500,000
Ultra Communication Services	10,000	$5,250,000
Ultra Consumer Discretionary	10,000	$5,250,000
Ultra Consumer Staples	10,000	$5,250,000
Ultra Dow30SM	50,000	$5,250,000
Ultra Energy	50,000	$5,250,000
Ultra Financials	50,000	$5,250,000
Ultra FTSE China 50	10,000	$3,000,000
Ultra FTSE Europe	10,000	$1,500,000
Ultra Health Care	10,000	$5,250,000
Ultra High Yield	10,000	$2,000,000
Ultra Industrials	10,000	$5,250,000
Ultra Materials	25,000	$5,250,000
Ultra MidCap400	50,000	$5,250,000
Ultra MSCI Brazil Capped	10,000	$1,500,000
Ultra MSCI EAFE	10,000	$3,000,000
Ultra MSCI Emerging Markets	25,000	$3,000,000
Ultra MSCI Japan	10,000	$3,000,000
Ultra Nasdaq Biotechnology	25,000	$3,000,000
Ultra Nasdaq Cloud Computing	10,000	$1,000.000
Ultra Nasdaq Cybersecurity	10,000	$1,000,000
Ultra QQQ®	50,000	$5,250,000
Ultra Real Estate	25,000	$5,250,000
Ultra Russell2000	50,000	$5,250,000
Ultra S&P500®	50,000	$5,250,000
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Fund Name	Creation Unit Size	Value of Creation Unit at inception
Ultra Semiconductors	10,000	$5,250,000
Ultra SmallCap600	10,000	$5,250,000
Ultra Technology	10,000	$5,250,000
Ultra Utilities	10,000	$5,250,000
UltraPro Dow30SM	50,000	$4,000,000
UltraPro MidCap400	10,000	$4,000,000
UltraPro QQQ®	50,000	$4,000,000
UltraPro Russell2000	50,000	$4,000,000
UltraPro S&P500®	50,000	$4,000,000
UltraPro Short 20+ Year Treasury	50,000	$1,250,000
UltraPro Short Dow30SM	50,000	$4,000,000
UltraPro Short MidCap400	10,000	$4,000,000
UltraPro Short QQQ®	50,000	$4,000,000
UltraPro Short Russell2000	50,000	$4,000,000
UltraPro Short S&P500®	50,000	$4,000,000
UltraShort 7-10 Year Treasury	50,000	$5,250,000
UltraShort 20+ Year Treasury	50,000	$5,250,000
UltraShort Consumer Discretionary	10,000	$5,250,000
UltraShort Consumer Staples	10,000	$5,250,000
UltraShort Dow30SM	50,000	$5,250,000
UltraShort Energy	50,000	$5,250,000
UltraShort Financials	25,000	$5,250,000
UltraShort FTSE China 50	50,000	$5,250,000
UltraShort FTSE Europe	25,000	$2,000,000
UltraShort Health Care	10,000	$5,250,000
UltraShort Industrials	10,000	$5,250,000
UltraShort Materials	25,000	$5,250,000
UltraShort MidCap400	25,000	$5,250,000
UltraShort MSCI Brazil Capped	25,000	$3,000,000
UltraShort MSCI EAFE	25,000	$5,250,000
UltraShort MSCI Emerging Markets	10,000	$5,250,000
UltraShort MSCI Japan	10,000	$5,250,000
UltraShort Nasdaq Biotechnology	25,000	$3,000,000
UltraShort QQQ®	50,000	$5,250,000
UltraShort Real Estate	25,000	$5,250,000
UltraShort Russell2000	50,000	$5,250,000
UltraShort S&P500®	50,000	$5,250,000
UltraShort Semiconductors	10,000	$5,250,000
UltraShort SmallCap600	10,000	$5,250,000
UltraShort Technology	10,000	$5,250,000
UltraShort Utilities	10,000	$5,250,000
The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
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Purchase and Issuance of Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an irrevocable order in proper form.
A “Business Day” with respect to each Fund is any day on which the Exchange upon which it is listed is open for business.
Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount, defined below, and the Transaction Fee, described below in “Transaction Fees”. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.
As described below, at the discretion of ProShare Advisors, each Fund may, at times, only accept in-kind purchase orders from Authorized Participants.
Portfolio Deposit
The consideration for purchase of a Creation Unit of a Fund may, at the discretion of ProShare Advisors, consist of the in-kind deposit of a designated portfolio of securities (“Deposit Securities”) constituting a representation of the index for the Fund, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The “Balancing Amount” will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities (or in the case of redemptions, the total aggregate market value of the Fund Securities as defined below) and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated. ProShare Advisors may restrict purchases of Creation Units to be on an in-kind basis at any time and without prior notice, in all cases at ProShare Advisors’ discretion.
The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each applicable Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of such Fund until the next-announced Portfolio Deposit composition is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index, as applicable. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, as applicable, or resulting from stock splits and other corporate actions. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for
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delivery or for other similar reasons. A Transaction Fee may be assessed on any “cash in lieu” amounts, as further described below under “Transaction Fees.” For the High Yield—Interest Rate Hedged and the Investment Grade—Interest Rate Hedged, a minimum of 70% of the Deposit Securities must be delivered, unless such purchase is made on a cash-only basis.
In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each applicable Fund, will be made available.
Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below, in the sole discretion of the Trust or ProShare Advisors. In these circumstances, the initial deposit may have a greater value than the NAV of the Shares on the date the order is placed in proper form because, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). Additional amounts of cash may be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or any sub-custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as described below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the Settlement Date, which is typically the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Authorized Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust or ProShare Advisors. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Cash Purchase Amount
Creation Units of each Fund may, at the discretion of ProShare Advisors, be sold for cash (the “Cash Purchase Amount”) when cash purchases of Creation Units are available or specified for a Fund, they will be effective in essentially the same manner as in kind purchases. Creation Units are sold at their NAV plus a Transaction Fee, as described below. ProShare Advisors may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at ProShare Advisors’ discretion.
Purchase and Redemption Cut-Off Times
An Authorized Participant may place an order to purchase or redeem Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases and redemptions of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. In either case, for a purchase or redemption order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received in proper form by the following cut-off times (which may be earlier if the relevant Exchange or any relevant bond market closes
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earlier than normal, such as the day before a holiday). In all cases purchase/redeem procedures are at the discretion of ProShare Advisors and may be changed without notice.
Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
Big Data Refiners ETF; MSCI Emerging
Markets Dividend Growers ETF; Nanotech-
nology ETF; On-Demand ETF; Pet Care ETF;
DJ Brookfield Global Infrastructure ETF;
Global Listed Private Equity ETF; Merger ETF;
S&P Global Core Battery Metals ETF; S&P
Kensho Cleantech ETF; S&P Kensho Smart
Factories ETF; Smart Materials ETF and
Supply Chain Logistics ETF

Orders received prior to 4:15 p.m. that day will receive that
Business Day’s NAV. (Same day orders are only available
for certain Funds at the discretion of the Advisor.)Orders
received between 4:30 p.m. and 5:00 p.m. on any Business
Day will receive the next Business Day’s NAV.

MSCI EAFE Dividend Growers ETF
Orders received prior to 11:30 p.m. receive that Business
Day’s NAV. (Same day orders are only available at the
discretion of the Advisor.)Orders received between 12:00
p.m. and 5:00 p.m. on any Business Day will receive the
next Business Day’s NAV. (These times may vary due to
differences in when daylight savings time is effective
between London and New York time. The actual cutoff
times are between 5:00 p.m. and 10:00 p.m. London Time
for next Business Day’s NAV orders and prior to 4:30 p.m.
London Time for same day NAV orders)

MSCI Europe Dividend Growers ETF
10:30 a.m. in order to receive that day’s closing NAV per
Share (This time may vary due to differences in when
daylight savings time is effective between London and
New York time. The actual cutoff time is 3:30 p.m. London
Time)

K-1 Free Crude Oil ETF, S&P 500 High Income ETF and Nasdaq-100 High Income ETF	2:00 p.m. in order to receive that day’s closing NAV per Share
High Yield—Interest Rate Hedged and Investment Grade—Interest Rate Hedged	3:00 p.m. in order to receive that day’s closing NAV per Share
Inflation Expectations ETF; and Short or Ultra Fixed Income ProShares Funds	2:30 p.m. (3:00 p.m., if transmitted by mail; except 4:00 p.m., if transmitted by mail on behalf of Short High Yield ETF or Ultra High Yield ETF) in order to receive that day’s closing NAV per Share
S&P 500® Dividend Aristocrats ETF; S&P
MidCap 400 Dividend Aristocrats ETF; Russell
2000 Dividend Growers ETF; Online Retail
ETF; Equities for Rising Rates ETF;
Nasdaq-100 Dorsey Wright Momentum ETF,
S&P 500® Ex-Energy ETF; S&P 500®
Ex-Financials ETF; S&P 500® Ex-Health Care
ETF; S&P 500® Ex-Technology ETF; Ultra
Nasdaq Cloud Computing and Ultra Nasdaq
Cybersecurity
4:00 p.m. (3:30 p.m. if in cash) in order to receive that day’s closing NAV per Share
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Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
All other Funds	3:30 p.m. (4:00 p.m., if transmitted by mail) in order to receive that day’s closing NAV per Share
Purchases Through the Clearing Process
To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through each Fund’s transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor.
Purchases Outside the Clearing Process
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC or as described below for Global Funds. Purchases (and redemptions) of Creation Units of the Matching and Ultra ProShares Funds settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Matching and Ultra ProShares Funds), each as applicable and at the discretion of ProShare Advisors, or of the Cash Purchase Amount together with the applicable Transaction Fee.
For each Global Fund when a purchase order is placed, the Distributor will inform ProShare Advisors and the Custodian. The Custodian shall cause local sub-custodians of the applicable Global Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities “free of payment,” with any appropriate adjustments as advised by the Trust, in accordance with the terms and conditions applicable to such account in such jurisdiction. If applicable, the sub-custodian(s) will confirm to the Custodian that the required Deposit Securities have been delivered and the Custodian will notify ProShare Advisors and Distributor. The Authorized Participant must also make available to the Custodian no later than 12:00 noon Eastern Time (or earlier in the event that the relevant Exchange or the relevant bond markets close early) by the second Business Day after the order is deemed received through the Federal Reserve Bank wire transfer system, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Balancing Amount next determined after acceptance of the purchase order, together with any applicable Transaction Fees. For Global Funds, the Index Receipt Agent will not make available through the NSCC on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit.
Rejection of Purchase Orders
The Trust reserves the right to reject a purchase order transmitted to it by the Distributor including but not limited to the following: (a) the order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (c) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. Examples of such circumstances include acts of God; public service or
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utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, ProShare Advisors, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events.
The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
As described below, at the discretion of ProShare Advisors, each Fund may, at times, only accept in-kind redemption orders from Authorized Participants.
Redemption in Fund Securities
Each Fund may provide redemptions in portfolio securities or cash at ProShare Advisors’ discretion. With respect to the Matching and Ultra ProShares Funds, the Index Receipt Agent makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities, at times, may not be identical to Deposit Securities which are applicable to a purchase of Creation Units. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.
The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Index Receipt Agent through the NSCC on any Business Day, plus the Balancing Amount. The redemption Transaction Fee described below is deducted from such redemption proceeds.
Redemption in Cash
A Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption Transaction Fee and additional charge for requested cash redemptions, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).
For certain redemptions, the proceeds will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption Transaction Fee described below (the “Cash Redemption Amount”).
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Suspension or Postponement of Right of Redemption
A Fund may, in its discretion, suspend the right of creation or redemption or may postpone the redemption or purchase settlement date, (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; (4) in such other circumstance as is permitted by the SEC; or (5) for up to 14 calendar days for any of the Global Funds or Short or Ultra International ProShares Funds during an international local holiday, as described below in “Other Information”.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order for a Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above.
All other procedures set forth in the Authorized Participant Agreement must be followed in order to receive the next determined NAV. The requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions) or the Cash Redemption Amount, as applicable and at the discretion of ProShare Advisors, will be transferred by the second (2nd) NSCC Business Day following the date on which such request for redemption is deemed received. Global Fund orders may not be placed through the Clearing Process.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process (other than for Global Fund orders), including all cash-only redemptions, must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through a transfer of Shares directly through DTC. A redemption order for a Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the second Business Day (T+2) following such transmittal date. All other procedures set forth in the Authorized Participant Agreement must be properly followed in order to receive the next determined NAV.
After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions), which are expected to be delivered within two Business Days, and the Cash Redemption Amount (by the second Business Day (T+2) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).
In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.
For Global Funds, the Authorized Participant shall deliver Fund Shares of Global Funds to the Custodian through DTC “free of payment.” The transfer of Fund Shares must be ordered by the DTC Participant on the transmittal date in a timely fashion so as to ensure the delivery of the requisite number of Fund Shares through DTC to the Custodian by no later than 10:00 a.m. Eastern Time of the second Business Day (T+2) immediately following the transmittal date, except that Global Funds may settle Creation Unit
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transactions on a basis other than the one described above (i) to accommodate foreign market holiday schedules, as discussed in “Other Information” below, (ii) to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and (iii) in certain other circumstances. Authorized Participants should be aware that the deadline for such transfers of Fund Shares through the DTC system may be significantly earlier than the close of business on the primary listing exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Fund Shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of Fund Shares. The Balancing Amount, if any, must be transferred in U.S. dollars directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time on the second Business Day (T+2) immediately following the transmittal date, except as provided in “Other Information” below. If the Custodian does not receive both the required Fund Shares and the Balancing Amount, if any, by 10:00 a.m. and 2:00 p.m., respectively, on the second Business Day (T+2) immediately following the transmittal date, except as provided in “Other Information” below, such order will be deemed not in proper form and cancelled.
Cancellations
In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the Authorized Participant shall not be responsible for such costs if the order was cancelled for reasons outside the Authorized Participant’s control or the Authorized Participant was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day, with a newly constituted Portfolio Deposit or Fund Securities to reflect the next calculated NAV.
Transaction Fees
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to a creation or redemption transaction. Purchasers of Creation Units of the Matching and Ultra ProShares Funds for cash may also be required to pay an additional charge to compensate the relevant Fund for brokerage, market impact or other expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases. The maximum Transaction Fee on purchases and redemptions will be 2.00% of the NAV of any Creation Unit, except that for the High Yield—Interest Rate Hedged and the Investment Grade—Interest Rate Hedged, a Transaction Fee up to 3.00% will be charged on the cash used in lieu of depositing all or a portion of the Deposit Securities or the cash portion of any redemption transaction. In all cases, transaction fees will be limited in accordance with the applicable requirements of SEC Rules and Regulations. The Transaction Fees charged to each Fund are presented in the Authorized Participant Handbook.
Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.
These fees may, in certain circumstances, be paid by ProShare Advisors or otherwise waived.
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Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if a Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.
DETERMINATION OF NET ASSET VALUE
The NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV calculation time for each Fund is listed in the chart below (which may be earlier if the relevant Exchange or any relevant bond market closes early):
Fund(s)	Typical NAV Calculation Time Eastern Time
MSCI EAFE Dividend Growers ETF and MSCI Europe Dividend Growers ETF
11:30 a.m. on days when BZX
Equities is open for trading
(This time may vary due to
differences in when daylight
savings time is effective
between London and New York
time. The actual valuation time
is 4:30 p.m. London Time.)

K-1 Free Crude Oil ETF	2:30 p.m. on each Business Day
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Fund(s)	Typical NAV Calculation Time Eastern Time
High Yield—Interest Rate Hedged, Inflation Expectations ETF and Investment Grade—Interest Rate Hedged	3:00 p.m. on each Business Day
All other Funds	Close of the regular trading session of the Exchange upon which it is listed (typically 4:00 p.m.) on each Business Day
Global Funds contain portfolio investments that are primarily listed or traded on foreign markets. To the extent a Fund’s portfolio investments trade in foreign markets on days when a Fund is not open for business or when the primary exchange for the Shares is not open, the value of the Fund’s assets may vary and shareholders may not be able to purchase or sell Fund Shares and Authorized Participants may not be able to create or redeem Creation Units.
Certain portfolio investments may not be traded on days a Fund is open for business.
Securities (including short-term securities) and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Short-term securities are valued on the basis of amortized cost or based on market prices. Futures contracts and options on securities, indexes and futures contracts are generally valued at their last sale price prior to the time at which the NAV per share of a class of shares of a Fund is determined. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain other derivatives is performed using procedures approved by the Board of Trustees.
When ProShare Advisors determines that the price of a security is not readily available or deems the price unreliable, it may, in good faith, establish a fair value for that security. The Board has designated ProShares Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.
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TAXATION
OVERVIEW
Set forth below is a general discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.
TAXATION OF THE FUND
Each Fund has elected, or intends to elect, and intends to qualify and to be eligible each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);
(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not greater than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to
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items attributable to an interest in a qualified publicly traded partnership. Moreover, the amounts derived from investments in foreign currency will be treated as Qualifying Income for purposes of subparagraph (a) above. There is a remote possibility that the Internal Revenue Service (“IRS”) could issue guidance contrary to such treatment with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), which could affect a Fund’s ability to meet the 90% gross income test and adversely affect the manner in which that Fund is managed.
For purposes of the diversification test described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If, in any taxable year, a Fund were to fail to meet the 90% gross income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC accorded special tax treatment under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), may be taxable to shareholders as dividend income. In such a case, distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
Each Fund expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of
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property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the payment of the excise tax amount is deemed to be de minimis).
A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. Any such capital loss carryforwards will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., net capital losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain).
The Funds had the following capital loss carryforwards as of October 31, 2023 (the Funds’ most recent tax year end).
Fund	No Expiration Date	Total
Big Data Refiners ETF	$990,001	$990,001
Decline of the Retail Store ETF	30,226,079	30,226,079
DJ Brookfield Global Infrastructure ETF	6,967,820	6,967,820
Equities for Rising Rates ETF	10,570,119	10,570,119
Global Listed Private Equity ETF	5,278,977	5,278,977
Hedge Replication	342,889	342,889
High Yield-Interest Rate Hedged	30,854,828	30,854,828
Inflation Expectations ETF	6,731,305	6,731,305
Investment Grade-Interest Rate Hedged	11,652,527	11,652,527
Long Online/Short Stores ETF	62,163,071	62,163,071
Merger ETF	175,742	175,742
Metaverse ETF	723,846	723,846
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Fund	No Expiration Date	Total
MSCI EAFE Dividend Growers ETF	8,485,103	8,485,103
MSCI Emerging Markets Dividend Growers ETF	5,366,992	5,366,992
MSCI Europe Dividend Growers ETF	1,411,155	1,411,155
MSCI Transformational Changes ETF	7,119,274	7,119,274
Nanotechnology ETF	200,984	200,984
Nasdaq-100 Dorsey Wright Momentum ETF	7,634,127	7,634,127
On-Demand ETF	505,426	505,426
Online ETF	330,227,749	330,227,749
Pet Care ETF	50,200,110	50,200,110
Russell 2000 Dividend Growers ETF	87,857,101	87,857,101
Russell U.S. Dividend Growers ETF	482,602	482,602
S&P 500® Dividend Aristocrats ETF	290,807,463	290,807,463
S&P 500® Ex-Energy ETF	515,218	515,218
S&P 500® Ex-Financials ETF	249,959	249,959
S&P 500® Ex-Health Care ETF	82,242	82,242
S&P 500® Ex-Technology ETF	575,259	575,259
S&P Global Core Battery Metals ETF	67,487	67,487
S&P Kensho Cleantech ETF	782,865	782,865
S&P Kensho Smart Factories ETF	608,302	608,302
S&P MidCap 400® Dividend Aristocrats ETF	1,096,286	1,096,286
S&P Technology Dividend Aristocrats ETF	2,439,816	2,439,816
Smart Materials ETF	347,719	347,719
Supply Chain Logistics ETF	48,495	48,495
Short 20+ Year Treasury	513,269,644	513,269,644
Short Dow30SM	535,540,805	535,540,805
Short Financials	94,271,994	94,271,994
Short FTSE China 50	11,438,521	11,438,521
Short High Yield	70,919,852	70,919,852
Short MidCap400	55,412,462	55,412,462
Short MSCI EAFE	147,495,071	147,495,071
Short MSCI Emerging Markets	191,864,523	191,864,523
Short QQQ®	864,237,291	864,237,291
Short Real Estate	35,636,442	35,636,442
Short Russell2000	745,672,927	745,672,927
Short S&P500®	4,150,051,613	4,150,051,613
Short SmallCap600	40,487,791	40,487,791
Ultra 7-10 Year Treasury	133,230,578	133,230,578
Ultra 20+ Year Treasury	37,308,751	37,308,751
Ultra Communication Services	1,029,958	1,029,958
Ultra Consumer Discretionary	9,787,122	9,787,122
Ultra Consumer Staples	2,533,792	2,533,792
Ultra Dow30 SM	25,411,002	25,411,002
Ultra Energy	10,070,377	10,070,377
Ultra Financials	39,089,097	39,089,097
Ultra FTSE China 50	19,997,149	19,997,149
Ultra FTSE Europe	620,042	620,042
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Fund	No Expiration Date	Total
Ultra Health Care	29,041,245	29,041,245
Ultra High Yield	4,610,751	4,610,751
Ultra Industrials	8,724,995	8,724,995
Ultra Materials	13,350,094	13,350,094
Ultra MidCap400	145,750,323	145,750,323
Ultra MSCI Brazil Capped	13,760,618	13,760,618
Ultra MSCI EAFE	7,688,245	7,688,245
Ultra MSCI Emerging Markets	26,002,328	26,002,328
Ultra MSCI Japan	2,684,806	2,684,806
Ultra Nasdaq Biotechnology	149,273,953	149,273,953
Ultra Nasdaq Cloud Computing	1,773,623	1,773,623
Ultra Nasdaq Cybersecurity	906,921	906,921
Ultra QQQ®	1,186,355,918	1,186,355,918
Ultra Real Estate	35,822,674	35,822,674
Ultra Russell2000	147,291,820	147,291,820
Ultra S&P500®	706,613,748	706,613,748
Ultra Semiconductors	37,192,579	37,192,579
Ultra SmallCap600 SM	9,101,917	9,101,917
Ultra Technology	105,058,899	105,058,899
Ultra Utilities	3,616,590	3,616,590
UltraPro Dow30 SM	104,794,291	104,794,291
UltraPro MidCap400	4,633,065	4,633,065
UltraPro QQQ®	6,254,218,058	6,254,218,058
UltraPro Russell2000	108,918,082	108,918,082
UltraPro S&P500®	1,064,459,657	1,064,459,657
UltraPro Short Dow30SM	1,570,703,498	1,570,703,498
UltraPro Short MidCap400	57,113,374	57,113,374
UltraPro Short QQQ®	5,799,961,084	5,799,961,084
UltraPro Short Russell2000	541,911,100	541,911,100
UltraPro Short S&P500®	4,176,651,680	4,176,651,680
UltraShort 20+ Year Treasury	4,617,568,564	4,617,568,564
UltraShort 7-10 Year Treasury	119,473,904	119,473,904
UltraShort Consumer Discretionary	17,736,071	17,736,071
UltraShort Consumer Staples	9,206,585	9,206,585
UltraShort Dow30SM	726,101,029	726,101,029
UltraShort Energy	119,816,614	119,816,614
UltraShort Financials	500,724,819	500,724,819
UltraShort FTSE China 50	249,078,234	249,078,234
UltraShort FTSE Europe	261,003,474	261,003,474
UltraShort Health Care	11,636,557	11,636,557
UltraShort Industrials	20,960,293	20,960,293
UltraShort Materials	85,574,296	85,574,296
UltraShort MidCap400	54,942,939	54,942,939
UltraShort MSCI Brazil Capped	92,817,466	92,817,466
UltraShort MSCI EAFE	23,123,976	23,123,976
UltraShort MSCI Emerging Markets	165,762,273	165,762,273
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Fund	No Expiration Date	Total
UltraShort MSCI Japan	27,382,710	27,382,710
UltraShort Nasdaq Biotechnology	74,923,039	74,923,039
UltraShort QQQ®	1,570,384,864	1,570,384,864
UltraShort Real Estate	234,798,224	234,798,224
UltraShort Russell2000	733,814,778	733,814,778
UltraShort S&P500®	5,157,405,906	5,157,405,906
UltraShort Semiconductors	51,549,361	51,549,361
UltraShort SmallCap600	31,345,701	31,345,701
UltraShort Technology	30,760,273	30,760,273
UltraShort Utilities	12,258,497	12,258,497
At October 31, 2023, the following Funds utilized capital loss carryforwards (“CLCFs”) and/or elected to defer late-year ordinary losses to November 1, 2023, the first day of the following tax year:
Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Big Data Refiners ETF	$-	$-	$7,757
Decline of the Retail Store ETF	5,184	-	-
Hedge Replication	78,352	-	-
High Yield-Interested Rate Hedged	1,058,156	-	-
Investment Grade-Interest Rate Hedged	4,703,914	-	-
Long Online/Short Stores ETF	-	-	19,327
Merger ETF	2,941,195	-	-
MCSI Emerging Markets Dividends Growers ETF	58,429	-	-
Nanotechnology	42,552	-	-
Nasdaq-100 Dorsey Wright Momentum ETF	72,478	-	1,273
On-Demand ETF	16,580	-	-
Online Retail ETF	-	-	158,361
S&P Kensho Cleantech ETF	-	-	4,459
S&P Kensho Smart Factories ETF	5,853	-	-
Short 20+ Year Treasury	31,810,931	-	-
Short 7-10 Year Treasury	75,473	-	-
Short Dow30 SM	6,363,996	-	-
Short Financials	1,479,068	-	-
Short MSCI Emerging Markets	227,088	-	-
Short QQQ®	8,133,168	-	-
Short Real Estate	1,211,065	-	-
Short Russell2000	50,224,569	-	-
Short SmallCap600	52,577	-	-
Ultra 20+ Year Treasury	188,704	-	-
Ultra Financials	38,282,852	-	-
UltraPro Short 20+ Year Treasury	5,236,864	-	-
UltraPro Short Dow30SM	11,596,511	-	-
UltraPro Short Russell2000	4,297,523	-	-
UltraShort 7-10 Year Treasury	6,287,078	-	-
UltraShort 20+ Year Treasury	781,583	-	-
UltraShort Consumer Staples	57,292	-	-
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Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
UltraShort Dow30SM	3,650,763	-	-
UltraShort Financials	1,162,380	-	-
UltraShort FTSE China 50	435,813	-	-
UltraShort FTSE Europe	38,797	-	-
UltraShort Industrials	148,671	-	-
UltraShort MidCap400	3,622	-	-
UltraShort MSCI Japan	43,985	-	-
UltraShort QQQ®	39,991,354	-	-
UltraShort Russell2000	17,546,332	-	-
UltraShort S&P500®	61,347,320	-	-
TAXATION OF FUND DISTRIBUTIONS
Distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain—the excess of net long-term capital gain over net short-term capital losses, in each case determined with reference to any loss carryforwards—that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The IRS and U.S. Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and Capital Gain Dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Distributions are also taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the Fund shares). Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.
A dividend or Capital Gain Dividend with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan, or corporate pension or profit sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular situation.
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Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.
QUALIFIED DIVIDEND INCOME
“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares.
QUALIFIED REIT DIVIDENDS
Distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. For tax years beginning after December 31, 2017 and ending on or before December 31, 2025, non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so. Distributions of income or gain attributable to derivatives with respect to REIT securities, including swaps, will not constitute qualified REIT dividends.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly. Furthermore, distributions of income or gain attributable to swaps on MLP securities will not constitute qualified publicly traded partnership income and will not be eligible for such deduction.
Dividends-Received Deduction
In general, dividends of net investment income received by corporate shareholders of a Fund may qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received
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by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Repurchase Agreements
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
DISPOSITION OF SHARES
Upon a sale, exchange or other disposition of shares of a Fund, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term or short-term capital gain or loss depending upon the shareholder’s holding period for the shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.
MARKET DISCOUNT
If a Fund purchases in the secondary market a debt security that has a fixed maturity date of more than one year from its date of issuance at a price lower than the stated redemption price of such debt security (or, in the case of a debt security issued with “original issue discount” (described below), a price below the debt security’s “revised issue price”), the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount.
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ORIGINAL ISSUE DISCOUNT
Certain debt securities may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest income that is included in a Fund’s income and, therefore, subject to the distribution requirements applicable to RICs, even though the Fund may not receive a corresponding amount of cash until a partial or full repayment or disposition of the debt security.
Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).
If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.
OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAPS
The tax treatment of certain contracts (including regulated futures contracts and non-equity options) entered into by the Fund will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary in character (see “Foreign Currency Transactions” below). Also, Section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gains or losses are treated as ordinary or 60/40 gains or losses, as appropriate.
The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.
Transactions in options, futures, forward contracts, swaps and certain positions undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.
More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could
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affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.
CONSTRUCTIVE SALES
Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed on or before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”
FOREIGN INVESTMENTS AND TAXES
Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.
FOREIGN CURRENCY TRANSACTIONS
Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss
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attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of Section 1256 contracts is treated as capital gain or loss, although a Fund may elect to treat foreign currency gain or loss from such contracts as ordinary in character. These gains and losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders as ordinary income. If a Fund’s Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund Shares.
Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.
COMMODITY-LINKED INSTRUMENTS AND INVESTMENT IN A CAYMAN ISLANDS SUBSIDIARY
As discussed above in “Investment in a Subsidiary”, the K-1 Free Crude Oil ETF (the “Parent Fund”) intends to achieve commodity exposure through investment in a wholly-owned foreign subsidiary (the “Subsidiary”). The Subsidiary is classified as a corporation and is treated as a “controlled foreign corporation” (“CFC”) for U.S. federal income tax purposes. The Parent Fund will limit its investments in its Subsidiary in the aggregate to 25% of the Parent Fund’s total assets. The Parent Fund does not expect that income from its investment in its Subsidiary will be eligible to be treated as qualified dividend income or that distributions from its Subsidiary will be eligible for the corporate dividends-received deduction.
It is expected that the Subsidiary will neither be subject to taxation on its net income in the same manner as a corporation formed in the United States nor subject to branch profits tax on the income and gain derived from its activities in the United States. A foreign corporation will generally not be subject to such taxation unless it is engaged in or is treated as engaged in a U.S. trade or business. The Subsidiary expects to operate in a manner such that it is not so engaged or so treated.
In general, a foreign corporation that is not engaged in and is not treated as engaged in a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the jurisdiction in which the Subsidiary is (or would be) resident that would reduce this rate of withholding tax. Income subject to such a flat tax is of a fixed or determinable annual or periodic nature and includes dividends and interest income. Certain types of income are specifically exempted from the 30% tax and thus withholding is not required on payments of such income to a foreign corporation. The 30% tax generally does not apply to capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30% tax also does not apply to interest which qualifies as “portfolio interest.” Very generally, the term portfolio interest includes U.S.-source interest (including OID) on an obligation in registered form, and with respect to which the person, who would otherwise be required to deduct and withhold the 30% tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code.
As discussed in more detail below, FATCA (as defined below) generally imposes a reporting and 30% withholding tax regime with respect to certain U.S.-source income (“withholdable payments”) paid to
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“foreign financial institutions” and certain other non-U.S. entities when those entities fail to satisfy the applicable account documentation, information reporting, withholding, registration, certification and/or other requirements applicable to their status under FATCA. The Subsidiary will be subject to the 30% withholding tax in respect of any withholdable payment it receives if it fails to satisfy these requirements, as may be applicable. The Subsidiary expects to satisfy these requirements, as may be applicable to it, so as to avoid this additional 30% withholding. See “Certain Additional Reporting and Withholding Requirements” below for more discussion of these rules.
A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in its Subsidiary, the Parent Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, the Parent Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” and any “global intangible low-taxed income” (“GILTI”) for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets. Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Parent Fund invests in its Subsidiary and recognizes subpart F income or GILTI in excess of actual cash distributions from such the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
A Parent Fund’s recognition of any subpart F income or GILTI from an investment in its Subsidiary will increase the Fund’s tax basis in the subsidiary. Distributions by a Subsidiary to a Parent Fund, including in redemption of its Subsidiary’s shares, will be tax free, to the extent of its Subsidiary’s previously undistributed subpart F income or GILTI, and will correspondingly reduce the Fund’s tax basis in its Subsidiary, and any distributions in excess of the Fund’s tax basis in its Subsidiary will be treated as realized gain. Any losses with respect to the Fund’s shares of its Subsidiary will not be currently recognized. A Parent Fund’s investment in its Subsidiary will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of such subsidiary’s income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset the income earned by a Parent Fund. In addition, the net losses incurred during a taxable year by a Subsidiary cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. The Parent Fund will not receive any credit in respect of any non-U.S. tax borne by a Subsidiary.
Under Treasury regulations, subpart F inclusions included in a Parent Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Parent Fund’s business of investing in stock, securities or currencies.
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MASTER LIMITED PARTNERSHIPS
A Fund’s ability to invest in MLPs that are treated as qualified publicly traded partnerships (“QPTPs”) for federal income tax purposes is limited by the Fund’s intention to qualify as a RIC, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. Among other limitations, a Fund is permitted to have no more than 25% of the value of its total assets invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in QPTPs including MLPs. A Fund’s investments in MLPs potentially will result in distributions from that Fund (i) constituting returns of capital not included in a shareholder’s income but reducing the shareholder’s tax basis in his or her shares; (ii) attributable to gain recognized that is recharacterized as ordinary income and, therefore, not offset by capital losses; or (iii) taxable to such shareholder even though they represent appreciation realized by that Fund prior to the shareholder’s investment therein. That Fund’s investments in MLPs will also potentially cause it to recognize taxable income on its investments in excess of the cash generated thereby, and therefore require the Fund to sell investments, including when not otherwise advantageous to do so, in order to satisfy the distribution requirements for treatment as a RIC and to eliminate a Fund-level tax.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.
INVESTMENTS IN EXCHANGE-TRADED FUNDS
A Fund may invest in exchange-traded funds, including exchange-traded funds registered under the 1940 Act (“Underlying ETFs”). Some such Underlying ETFs will be treated as regulated investment companies for federal income tax purposes (each such Underlying ETF, an “Underlying RIC”). In such cases, a Fund’s income and gains will normally consist, in whole or part, of dividends and other distributions from the Underlying RICs and gains and losses on the disposition of shares of the Underlying RICs. The amount of income and capital gains realized by a Fund and in turn a Fund’s shareholders in respect of the Fund’s investments in Underlying RICs may be greater than such amounts would have been had the Fund invested directly in the investments held by the Underlying RICs, rather than in the shares of the Underlying RICs. Similarly, the character of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the investments held by the Underlying RICs.
To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, a Fund that invests in the Underlying RIC will not be able to benefit from those losses until and only to the extent that (i) the Underlying RIC realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares in the Underlying RIC in a transaction qualifying for sale or exchange treatment. Moreover, when a Fund makes such a disposition, any loss it recognizes will be a capital loss. A Fund will not be able to offset any capital losses from its dispositions of shares of the Underlying RIC against its ordinary income (including distributions deriving from net short-term capital gains realized by the Underlying RIC). In addition, a portion of such capital loss may be long-term, which will first offset the Fund’s capital gains, increasing the likelihood that the Fund’s short-term capital gains will be distributed to shareholders as ordinary income.
In the event that a Fund invests in an Underlying RIC that is not publicly offered within the meaning of the Code, the Fund’s redemption of shares of such Underlying RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC.
A Fund may invest in one or more exchange-traded funds that invest in commodities or options, futures, or forwards with respect to commodities, and are treated as QPTPs for federal income tax purposes. As noted above, a Fund is limited to investing no more than 25% of the value of its total assets in the
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securities of one or more QPTPs. Although income from QPTPs is generally qualifying income, if an ETF intending to qualify as a QPTP fails to so qualify and is treated as a partnership for U.S. federal income tax purposes, a portion of its income may not be qualifying income. It is also possible that an ETF intending to qualify as a QPTP will be treated as a corporation for federal income tax purposes. In such a case, it will be potentially liable for an entity-level corporate income tax, which will adversely affect the return thereon. There can be no guarantee that any ETF will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETFs as QPTPs. A Fund’s ability to pursue an investment strategy that involves investments in QPTPs may be limited by that Fund’s intention to qualify as a RIC, and may bear adversely on that Fund’s ability to so qualify.
A Fund may invest in exchange-traded funds that are organized as trusts and that invest in crypto assets. An exchange-traded trust is a pooled trust that may invest, among other commodities, in crypto assets, and issues shares that are traded on a securities exchange. When the pool of underlying assets is fixed, exchange traded trusts are treated as transparent for U.S. federal income tax purposes, and thus, the Fund will be treated as holding its share of an exchange traded trust’s assets for purpose of determining whether the Fund meets the 90% gross income test described above. As with other investments in crypto assets, investments in exchange traded trusts may generate non-qualifying income for purposes of this test. As a result, a Fund’s investments in exchange traded trusts can be limited by the Fund’s intention to qualify as a RIC, and can bear adversely on the Fund’s ability to so qualify.
PASSIVE FOREIGN INVESTMENT COMPANIES
A Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions.” Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. If a Fund receives an excess distribution with respect to PFIC stock, the Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.
A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the ordinary income and net capital gains of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated and reported as though they were realized as ordinary income on the last day of the taxable year. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Making either of these two elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.
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MORTGAGE POOLING VEHICLES
A Fund may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a foreign shareholder (defined below), will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions without reference to any exemption therefrom otherwise available under the Code.
UNRELATED BUSINESS TAXABLE INCOME
Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made.
CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.
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BACKUP WITHHOLDING
Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.
In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.
NON-U.S. SHAREHOLDERS
Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In order to qualify for the withholding exemptions for Capital Gain Dividends interest-related and short-term capital gain dividends, a foreign shareholder is required to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the applicable W-8 form or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should consult their tax advisors or intermediaries, as applicable, regarding the application of these rules to their accounts.
Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to foreign-source dividend
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and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
If a beneficial owner of Fund shares who or which is a foreign shareholder has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.
In general, a beneficial owner of Fund shares who or which is a foreign shareholder is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).
If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. Interests in domestically controlled QIEs, including RICs that are QIEs, not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.
If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.
Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to an investment in a Fund.
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CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays to such shareholder. The IRS and the U.S. Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).
Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
REPORTING REQUIREMENTS REGARDING FOREIGN BANK AND FINANCIAL ACCOUNTS
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
TAX EQUALIZATION
Each Fund intends to distribute its net investment income and capital gains to shareholders at least annually to qualify for treatment as a RIC under the Code. Under current law, provided a Fund is not treated as a “personal holding company” for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that a Fund is required to distribute as dividends to non-redeeming shareholders. Tax equalization is not available to a Fund treated as a personal holding company. The amount of any undistributed income and/or gains is reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of a Fund’s use of this practice.
PERSONAL HOLDING COMPANY STATUS
A Fund will be a personal holding company for federal income tax purposes if 50% or more of the Fund’s shares are owned, at any time during the last half of the Fund’s taxable year, directly or indirectly by five or fewer individuals. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. If a Fund becomes a personal holding company, it may be subject to a tax of 20% on all its investment income and on any net short-term gains not distributed to shareholders on or before the fifteenth day of the third month following the close of the Fund’s taxable year. In addition, the Fund’s status as a personal holding company may limit the ability of the Fund to distribute dividends with respect to a taxable year in a manner qualifying for the dividends-paid deduction subsequent to the end of the taxable year and will prevent the Fund from using tax equalization, which may result in the Fund paying a fund-level income tax. Each Fund intends to distribute all of its income and gain in timely manner such that it will not be subject to an income tax or an otherwise applicable personal holding company tax, but there can be no assurance that a Fund will be successful in doing so each year. There can be no assurance that a Fund is not nor will not become a personal holding company.
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TAX SHELTER DISCLOSURE
Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years, or at least $10 million in any taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
CREATION AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-terms capital gain or loss if the shares have been held for one year or less.
Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
OTHER TAX INFORMATION
The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.
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OTHER INFORMATION
Regular International Holidays
For each intervening holiday in the applicable foreign market that is not a holiday observed by the U.S. equity markets, the redemption settlement cycle will be extended by the number of days of such intervening holiday. In addition to holidays, other unforeseeable closings in a foreign market, including due to regulatory action, may also prevent a Fund from delivering securities within the normal settlement period.
In certain circumstances, the securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days. The holidays applicable to various countries during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein.
The dates for the period October 1, 2024 through September 30, 2025 in which the regular holidays affecting the relevant securities markets of the below listed countries. Please note that these are the expected holidays and that not all exchanges have announced their 2025 calendars as of September 1, 2024. These holiday schedules are subject to potential changes in the relevant securities markets. In certain countries (for example, China) some exchanges may have holidays not found in the other exchanges.
October 1, 2024 – September 30, 2025
Argentina	Australia	Bahrain	Belgium	Bermuda	Brazil	Canada
October 11	December 25	December 16	October 21	November 11	November 15	October 14
October 14	December 26	December 17	November 8	December 25	November 20	November 11
November 6	January 1	January 1	November 18	December 26	December 25	November 28
November 11	January 27	March 30	December 13	January 1	December 31	November 29
November 18	April 18	March 31	March 17	April 18	January 1	February 19
November 28	April 21	April 1	April 28	May 23	March 3	December 25
December 25	April 25	May 1	June 23	June 16	March 4	December 26
January 1		June 8	July 21	July 31	April 18	January 1
January 20		June 9	September 22	August 1	April 21	January 20
February 17		June 26		September 1	May 1	February 17
March 3		July 6			June 19	April 18
March 24		July 7				May 19
April 2		September 4				May 26
April 17						June 19
April 18						July 1
May 1						July 4
May 26						August 4
June 16						September 1
June 19						September 30
June 20
July 4
July 9
August 18
September 1

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Cayman Islands	Chile	China	Colombia	Costa Rica	Croatia	Denmark
November 11	October 17	October 2	October 14	December 25	November 1	December 24
December 25	December 17	October 3	November 4	December 31	November 18	December 25
December 26	July 29	October 4	November 11	January 1	December 25	December 26
January 1	March 25	October 5	December 25	April 11	December 26	December 31
January 27	May 8	October 7	December 31	April 17	January 1	January 1
March 5	June 11	January 1	January 1	April 18	January 6	April 17
April 18	July 16	January 28	January 6	May 1	April 21	April 18
April 21	September 2	January 29	March 24	July 25	May 1	April 21
May 5	May 21	January 30	April 17	August 15	May 30	May 29
May 19	June 20	January 31	April 18	September 15	June 19	May 30
June 16	July 16	February 3	May 1		August 5	June 5
July 7		April 4	June 2		August 15	June 9
		May 1	June 23
		May 2	June 30
		May 5	August 7
		June 2	August 18

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Ecuador	Egypt	France	Germany	Hong Kong	Hungary	India
October 11	October 6	December 25	December 25	October 1	October 23	October 2
November 1	January 1	December 26	December 26	October 11	November 1	October 31
November 4	January 7	December 31	December 31	December 25	December 24	November 2
December 25	March 30	January 1	January 1	December 26	December 25	December 25
January 1	March 31	April 18	April 18	January 1	December 26	January 14
March 3	April 1	April 21	April 21	January 29	January 1	February 26
March 4	April 20	May 1	May 1	January 30	April 21	March 14
April 18	April 21			January 31	May 1	March 31
May 2	May 1			April 4	May 2	April 1
May 23	June 5			April 18	June 9	April 14
July 25	June 8			April 21	August 20	June 7
August 11	June 9			May 1		August 15
	June 26			May 5		August 16
	June 30			July 1		August 27
July 1
July 23
September 4

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Indonesia	Ireland	Italy	Japan	Kazakhstan	Korea, Republic of	Lebanon
December 25	October 28	December 24	October 14	October 25	October 3	November 22
December 26	December 25	December 25	November 4	December 16	October 9	December 25
January 1	December 26	December 26	December 31	January 1	December 25	December 31
January 27	December 27	December 31	January 1	January 2	January 1	January 1
January 29	January 1	January 1	January 2	January 3	January 28	January 6
March 28	February 3	April 18	January 3	January 7	January 29	February 14
March 31	March 17	April 21	January 13	March 10	January 30	March 25
April 1	April 18	May 1	February 11	March 21	March 3	March 31
April 2	April 21	August 15	February 24	March 24	May 1	April 1
April 3	May 5		March 20	March 25	May 5	April 18
April 18	June 2		April 29	May 1	May 6	April 21
May 1	August 8		May 5	May 2	June 6	May 1
May 12			May 6	May 7	August 15	June 6
May 29			July 21	May 8		June 26
June 6			August 11	May 9		August 4
June 27			September 15	June 6		August 15
September 5			September 23	July 7		September 4
September 1

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Luxembourg	Malaysia	Malta	Mexico	Netherlands	New Zealand	Oman
November 1	October 31	December 13	October 1	December 25	October 28	November 27
December 25	December 25	December 25	November 18	December 26	December 25	November 28
December 26	January 1	December 26	December 25	January 1	December 26	January 28
January 1	January 29	January 1	January 1	April 18	January 1	March 30
April 18	January 30	February 10	February 3	April 21	January 2	March 31
April 21	February 11	March 19	March 17	May 5	January 27	April 1
May 1	March 18	March 31	April 17	May 29	February 6	April 2
May 9	March 31	April 18	April 18	June 9	April 18	June 5
May 29	April 1	April 21	May 1		April 21	June 8
June 9	May 1	May 1	May 5		April 25	June 29
June 23	May 12	August 15	September 16		June 2	September 7
August 15	June 2	September 8			June 20
June 27
September 1
September 5
September 16

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Panama	Philippines	Poland	Qatar	Romania	Russia	Saudi Arabia
October 14	November 1	November 1	December 18	December 25	November 4	February 23
November 4	December 24	November 11	January 1	December 26	December 31	March 30
November 5	December 25	December 24	February 11	January 1	January 1	March 31
November 11	December 30	December 25	March 2	January 2	January 2	April 1
November 28	December 31	December 26	March 30	January 6	January 7	June 5
December 9	January 1	December 31	March 31	January 7	March 10	June 8
December 20	January 29	January 1	April 1	January 24	May 1	September 23
December 25	February 25	January 6	April 2	April 18	May 9
January 1	March 31	April 18	April 3	April 21	June 12
January 9	April 9	April 21	June 5	May 1
January 20	April 17	May 1	June 8	June 9
February 17	April 18	June 19	June 9	August 15
March 3	May 1	August 15	June 10
March 4	May 12
March 5	June 6
April 18	June 12
May 1	August 21
May 26	August 25
June 19
July 4
September 1

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Serbia	Singapore	South Africa	Spain	Sri Lanka	Sweden	Switzerland
November 11	October 31	December 16	October 9	October 17	December 24	December 24
January 1	December 25	December 25	November 11	October 31	December 25	December 25
January 2	January 1	December 26	December 6	November 15	December 26	December 26
January 7	January 29	January 1	December 25	December 25	December 31	December 31
February 17	January 30	March 21	January 1	January 13	January 1	January 1
April 18	March 31	April 18	January 6	January 14	January 6	January 2
April 21	April 18	April 21	March 19	February 4	April 18	April 18
May 1	May 1	April 28	April 18	February 12	April 21	April 21
May 2	May 12	May 1	April 21	February 26	May 1	May 1
		June 16	May 1	March 13	May 29	May 29
		September 24	June 23	March 31	June 6	June 9
			June 24	April 14	June 20	August 1
			August 15	April 15
April 18
May 1
May 12
May 13
June 10
July 10
August 8
September 5

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Taiwan	Thailand	Turkey	Ukraine	United Arab Emirates	United Kingdom
October 10	October 14	October 29	January 1	December 2	December 25
January 1	October 23	January 1	January 2	December 3	December 26
January 23	December 5	March 31	March 10	January 1	December 27
January 24	December 10	April 1	April 21	March 31	December 30
January 27	December 31	April 23	May 1	April 1	December 31
January 28	January 1	May 1	May 8	June 5	January 1
January 29	February 12	May 19	May 9	June 6	April 18
January 30	April 7	June 6	June 9	June 26	April 21
January 31	April 14	June 9	June 30	September 4	May 5
February 28	April 15	July 15	July 14		May 26
April 3	May 1		July 15		August 25
April 4	May 5		August 25
May 1	May 12
May 30	June 3
July 10
July 28
August 12

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks comprise a Fund. Under certain conditions, a Fund may pay redemption proceeds more than seven days after the tender of a Creation Unit for redemption, but generally a Fund will not take more than fourteen calendar days from the date of the tender to pay redemption proceeds.
RATING SERVICES
The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, and DBRS, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.
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INDEX PROVIDERS
BLOOMBERG
“BLOOMBERG®” AND “BLOOMBERG COMMODITY BALANCED WTI CRUDE OIL INDEXSM ARE SERVICE MARKS OF BLOOMBERG FINANCE L.P. AND ITS AFFILIATES, INCLUDING BLOOMBERG INDEX SERVICES LIMITED (“BISL”), THE ADMINISTRATOR OF THE INDICES (COLLECTIVELY, “BLOOMBERG”) AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PROSHARE ADVISORS, LLC (THE “LICENSEE”).
The ProShares K-1 Free Crude Oil ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. The only relationship of Bloomberg to the Licensee is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM, which is determined, composed and calculated by BISL without regard to the Licensee or the Fund. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Bloomberg Commodity Balanced WTI Crude Oil IndexSM. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Bloomberg shall not have any obligation or liability, including, without limitation, to the Fund’s customers, in connection with the administration, marketing or trading of the Fund.
The Prospectus and SAI relate only to the Fund and do not relate to the exchange-traded physical commodities underlying any of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components. Purchasers of the Fund should not conclude that the inclusion of a futures contract in the Bloomberg Commodity Balanced WTI Crude Oil IndexSM is any form of investment recommendation of the futures contract or the underlying exchange-traded physical commodity by Bloomberg. The information in the Prospectus and SAI regarding the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components has been derived solely from publicly available documents. Bloomberg has not made any due diligence inquiries with respect to the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components in connection with the Fund. Bloomberg makes no representation that these publicly available documents or any other publicly available information regarding the Bloomberg Commodity Balanced WTI Crude Oil IndexSM components, including without limitation a description of factors that affect the prices of such components, are accurate or complete.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE ARISING IN CONNECTION WITH THE BLOOMBERG COMMODITY BALANCED WTI CRUDE OIL INDEXSM OR ANY DATA OR VALUES RELATING THERETO WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
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Intercontinental Exchange, Inc.
Each of ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, and ProShares UltraPro Short 20+ Year Treasury is based in whole, or in part, on the ICE U.S. 7-10 Year Bond Index, or ICE U.S. 20+ Year Bond Index, as applicable, owned by Intercontinental Exchange, Inc. or its affiliates and is used by ProShare Advisors with permission under license by Interactive Data Pricing and Reference Data, LLC, an affiliate of Intercontinental Exchange, Inc. (“Interactive Data”). ICE U.S. 7-10 Year Bond Index™ and ICE U.S. 20+ Year Bond Index™ (collectively, the “Indices”) are trademarks of Intercontinental Exchange, Inc. and its affiliates and used under license.
The Indices are maintained by Interactive Data Pricing and Reference Data LLC and/or its affiliates (collectively, “Interactive Data”). Interactive Data is not affiliated with ProShares Trust or any of its affiliates. ProShares Trust or its affiliates has entered into a license agreement with Interactive Data to use the Indices.
Neither ProShares Trust nor ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury is sponsored, endorsed, sold or promoted by Interactive Data. Interactive Data makes no representations or warranties regarding ProShares Trust or, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury or the ability of, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, or ProShares UltraPro Short 20+ Year Treasury to track the applicable Index.
INTERACTIVE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ICE U.S. 7-10 YEAR BOND INDEX™ AND ICE U.S. 20+ YEAR BOND INDEX™ OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL INTERACTIVE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
BofA Merrill Lynch
The Shares are not sponsored, endorsed, sold or promoted by BofA Merrill Lynch. Neither BofA Merrill Lynch nor any of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company (the “Exchanges and Entities”) have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Shares, nor do they make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Index to track general hedge fund performance. BofA Merrill Lynch’s and the Exchanges and Entities’ only relationship to the Trust is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the Index, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Trust or the Shares. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Trust or the owners of the Shares into consideration in determining, composing or calculating the Index. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into or redeemed for cash or other assets. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of the Shares.
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BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY TRUST, OWNERS OF THE SHARES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The BofA Merrill Lynch Marks are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by Trust. S&P, MSCI and Russell, respectively, are trademarks of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Standard & Poor’s Financial Services LLC, MSCI, Inc. and Frank Russell Company and have been licensed for use by BofA Merrill Lynch.
Credit Suisse
CREDIT SUISSE SECURITIES (USA) LLC AND ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX, OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FactSet Research Systems, Inc.
ProShares Big Data Refiners ETF, ProShares On-Demand ETF, ProShares Supply Chain Logistic ETF and ProShares Pet Care ETF (the “FactSet Funds”) are not sponsored, endorsed, sold or promoted by FactSet Research Systems Inc. (“FactSet”). FactSet makes no representation or warranty, express or implied, to the owners of the FactSet Funds or any member of the public regarding the advisability of investing in securities generally or in the FactSet Funds particularly or the ability of the FactSet Big Data Refiners Index, FactSet On-Demand Index, FactSet Pet Care EW Index and FactSet Supply Chain Logistics Index (the “FactSet Indexes”) to track general stock market performance. FactSet’s only relationship to ProShare Advisors (“Factset Licensee”) is the licensing of certain trademarks and trade names of FactSet and of the FactSet Indexes which are determined, composed and calculated by FactSet without regard to the Factset Licensee or the FactSet Funds. FactSet has no obligation to take the needs of the Factset Licensee or the owners of the FactSet Funds into consideration in determining, composing or calculating the Index. FactSet is not responsible for and has not participated in the determination of the prices and amount of the FactSet Funds or the timing of the issuance or sale of the FactSet Funds or in the determination or calculation of the equation by which the FactSet Funds are to be converted into cash. FactSet has no obligation or liability in connection with the administration, marketing or trading of the FactSet Funds.
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FACTSET DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FACTSET INDEXES OR ANY DATA INCLUDED THEREIN AND FACTSET SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. FACTSET MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FACTSET LICENSEE, OWNERS OF THE FACTSET FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FACTSET INDEXES OR ANY DATA INCLUDED THEREIN. FACTSET MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE FACTSET INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FACTSET HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FTSE
ProShares Ultra, Short and UltraShort FTSE China 50 and ProShares Ultra and UltraShort FTSE Developed Europe are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the (i) results to be obtained from the use of the FTSE China 50 Index and the FTSE Developed Europe Index (the “Indices”) (ii) the figure at which an Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the ProShares Ultra, Short and UltraShort FTSE China 50 and Ultra and UltraShort FTSE Developed Europe. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to ProShares or its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index and (b) under any obligation to advise any person of any error therein.
All rights in the Indices vest in FTSE. “FTSE®” is a trademark of the LSEG and is used by FTSE under license.
MSCI
MSCI® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such Shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of Shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed
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hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Russell
Russell 2000® (the “Russell Index”) is a trademark of the Russell Investment Group and/or its affiliates (“Russell”).
RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
S&P Dow Jones Indices
The Dow Jones Industrial AverageSM, the S&P Materials Select Sector Index, the S&P Consumer Staples Select Sector Index, the S&P Consumer Discretionary Select Sector Index, the S&P 500 Daily Covered Call Index, the S&P Financial Select Sector Index, the S&P Health Care Select Sector Index, the S&P Industrial Select Sector Index, the S&P Energy Select Sector Index, the S&P Real Estate Select Sector Index, the S&P Communication Services Select Sector Index, the Dow Jones U.S. SemiconductorsSM Index, the S&P Technology Select Sector Index, the S&P Utilities Select Sector Index, the S&P 500® Index, the S&P MidCap 400® Index, and the S&P SmallCap 600® Index (collectively, “Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by ProShares Trust. S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by ProShares Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to ProShares Trust with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProShares Trust or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProShares Trust or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow
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Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE PROSHARES FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Solactive AG
Solactive AG is the index provider of, and licenses to ProShare Advisors, the Solative Nanotechnology Index and Solactive Smart Materials Index (the “Indexes”).
“Solactive AG” is a registered trademark of Solactive AG and has been licensed for use by the ProShare Advisors.
Solactive AG uses its best efforts to ensure that the Indexes are calculated correctly. Regardless of its obligations toward ProShare Advisors, Solactive AG has no obligation to point out errors in any of the Indexes to any third parties, and shall have no liability for any such error in calculation.
The publication of the Indexes by Solactive AG does not constitute a recommendation by Solactive AG to invest in any of the Funds. Solactive AG does not offer any guarantee or assurance with regard to the results of using any of the Indexes. None of the Funds are sponsored, endorsed, sold, or promoted by Solactive AG, and it makes no representation regarding the advisability of investing in any of the Funds. SOLACTIVE AG AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
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FINANCIAL STATEMENTS
The audited Financial Statements, for each Fund that commenced operations prior to May 31, 2024, and the report of PricewaterhouseCoopers LLP, as independent registered public accounting firm, for the fiscal year ended May 31, 2024, that appear in the Form N-CSR dated May 31, 2024, are hereby incorporated by reference in this SAI. The Annual Report to shareholders is delivered with this SAI to shareholders requesting this SAI.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.
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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
S&P GLOBAL RATINGS (“S&P”)
Long-Term Issue Credit Ratings
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB – An obligation rated ’BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
A-1

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Municipal Short-Term Note Ratings
SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 – Speculative capacity to pay principal and interest.
Short-Term Issue Credit Ratings
A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
MOODY’S INVESTORS SERVICE (“MOODY’S”)
Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are considered upper medium-grade and are subject to low credit risk.
A-2

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.
C – Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Rating Scale
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Municipal Investment Grade Rating Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade Rating Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
A-3

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
FITCH INVESTOR SERVICES (“FITCH’S)
Issuer Default Ratings
AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC – Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC – Very high levels of credit risk. Default of some kind appears probable.
C – Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.
D – Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
DBRS, Inc.
Long Term Obligations Scale
AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A-4

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rating categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS Morningstar may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Commercial Paper and Short-Term Debt Rating Scale
R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3 – Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D – When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
A-5

DBRS Morningstar may also use SD (Selective Default) in cases where only some 16 DBRS Morningstar Product Guide securities are impacted, such as the case of a “distressed exchange.”
A-6

APPENDIX B
Although the Trust generally does not have information concerning the beneficial ownership of Shares nominally held by Depository Trust Company (“DTC”), the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund, as of August 30, 2024 is set forth below*:
Fund	Beneficial Owner	Percent Owned
ProShares Big Data Refiners ETF
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	7.96%
	CHARLES SCHWAB & CO., INC.	14.74%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	27.61%
	CHARLES SCHWAB RETAIL	8.16%
	J.P. MORGAN SECURITIES LLC	10.82%
	NATIONAL FINANCIAL SERVICES LLC	12.80%
	PERSHING LLC	5.03%
ProShares Decline of the Retail Store ETF
	NATIONAL FINANCIAL SERVICES LLC	32.62%
	MORGAN STANLEY	11.76%
	CHARLES SCHWAB & CO., INC.	16.98%
	CHARLES SCHWAB RETAIL	10.24%
ProShares DJ Brookfield Global Infrastructure ETF
	PERSHING LLC	5.11%
	MORGAN STANLEY	10.08%
	NATIONAL FINANCIAL SERVICES LLC	9.70%
	CHARLES SCHWAB & CO., INC.	32.66%
ProShares Equities for Rising Rates ETF
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	12.93%
	LPL FINANCIAL LLC	11.96%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	20.60%
	CHARLES SCHWAB & CO., INC.	9.47%
	PERSHING LLC	11.38%
	NATIONAL FINANCIAL SERVICES LLC	8.94%
ProShares Global Listed Private Equity ETF
	NATIONAL FINANCIAL SERVICES LLC	25.62%
	CHARLES SCHWAB RETAIL	9.81%
	CITIBANK, NATIONAL ASSOCIATION	7.30%
	PERSHING LLC	6.97%
	CHARLES SCHWAB & CO., INC.	20.42%
ProShares Hedge Replication ETF
	NATIONAL FINANCIAL SERVICES LLC	28.54%
	CHARLES SCHWAB & CO., INC.	11.79%
	NATIONAL BANK FINANCIAL INC.	6.00%

Fund	Beneficial Owner	Percent Owned
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	7.38%
	RAYMOND JAMES & ASSOCIATES, INC.	6.65%
	MORGAN STANLEY	8.76%
	AMERIPRISE FINANCIAL SERVICES, LLC	8.23%
ProShares High Yield-Interest Rate Hedged
	LPL FINANCIAL LLC	7.72%
	NATIONAL FINANCIAL SERVICES LLC	11.68%
	CHARLES SCHWAB & CO., INC.	22.93%
	PERSHING LLC	8.24%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	5.27%
	WELLS FARGO ADVISORS	6.85%
	MORGAN STANLEY	19.57%
ProShares Inflation Expectations ETF
	MULTREES INVESTOR SERVICES LTD.	7.97%
	CHARLES SCHWAB & CO., INC.	31.02%
	LPL FINANCIAL LLC	8.91%
	THE BANK OF NEW YORK MELLON	8.25%
	CHARLES SCHWAB RETAIL	8.49%
	NATIONAL FINANCIAL SERVICES LLC	14.32%
ProShares Investment Grade-Interest Rate Hedged
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	5.46%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	13.22%
	LPL FINANCIAL LLC	6.75%
	WELLS FARGO ADVISORS	5.77%
	CHARLES SCHWAB & CO., INC.	12.03%
	NATIONAL FINANCIAL SERVICES LLC	7.54%
	PERSHING LLC	6.63%
	MORGAN STANLEY	21.79%
ProShares K-1 Free Crude Oil Strategy ETF
	CHARLES SCHWAB & CO., INC.	39.25%
	NATIONAL FINANCIAL SERVICES LLC	23.03%
	CHARLES SCHWAB RETAIL	8.45%
ProShares Large Cap Core Plus
	WELLS FARGO ADVISORS	8.17%
	NATIONAL FINANCIAL SERVICES LLC	19.63%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.23%
	LPL FINANCIAL LLC	7.00%
	MORGAN STANLEY	17.97%
	CHARLES SCHWAB & CO., INC.	22.51%

Fund	Beneficial Owner	Percent Owned
ProShares Long Online/Short Stores ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	8.69%
	CHARLES SCHWAB & CO., INC.	16.24%
	CHARLES SCHWAB RETAIL	7.41%
	SG AMERICAS SECURITIES, LLC	6.77%
	MORGAN STANLEY	5.72%
	CITIBANK, NATIONAL ASSOCIATION	6.33%
	NATIONAL FINANCIAL SERVICES LLC	19.32%
ProShares Merger ETF
	NATIONAL FINANCIAL SERVICES LLC	7.11%
	J.P. MORGAN SECURITIES LLC	5.77%
	CHARLES SCHWAB & CO., INC.	61.63%
ProShares Metaverse ETF
	MORGAN STANLEY	6.69%
	CHARLES SCHWAB RETAIL	11.21%
	NATIONAL FINANCIAL SERVICES LLC	15.39%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	25.72%
	ABN AMRO CLEARING USA LLC	6.04%
	CHARLES SCHWAB & CO., INC.	15.23%
ProShares MSCI EAFE Dividend Growers ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.32%
	WELLS FARGO ADVISORS	6.09%
	PERSHING LLC	6.30%
	RAYMOND JAMES & ASSOCIATES, INC.	13.29%
	MORGAN STANLEY	21.15%
	CHARLES SCHWAB & CO., INC.	11.90%
	ROBERT W. BAIRD & CO. INCORPORATED	5.20%
	RBC CAPITAL MARKETS, LLC	7.10%
ProShares MSCI Emerging Markets Dividend Growers ETF
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	14.51%
	WELLS FARGO ADVISORS	7.95%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	16.25%
	CHARLES SCHWAB & CO., INC.	26.11%
	NATIONAL FINANCIAL SERVICES LLC	8.49%
	PERSHING LLC	6.62%
	SEI PRIVATE TRUST COMPANY	5.06%

Fund	Beneficial Owner	Percent Owned
ProShares MSCI Europe Dividend Growers ETF
	CHARLES SCHWAB RETAIL	9.30%
	NATIONAL FINANCIAL SERVICES LLC	8.80%
	CHARLES SCHWAB & CO., INC.	24.37%
	LPL FINANCIAL LLC	8.85%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	22.00%
ProShares MSCI Transformational Changes ETF
	PERSHING LLC	16.31%
	J.P. MORGAN SECURITIES LLC	12.40%
	CHARLES SCHWAB & CO., INC.	7.71%
	NATIONAL FINANCIAL SERVICES LLC	19.49%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	13.94%
ProShares Nanotechnology ETF
	CHARLES SCHWAB RETAIL	6.25%
	CHARLES SCHWAB & CO., INC.	12.95%
	NATIONAL FINANCIAL SERVICES LLC	24.83%
	J.P. MORGAN SECURITIES LLC	12.67%
	SG AMERICAS SECURITIES, LLC	10.91%
ProShares Nasdaq-100 Dorsey Wright Momentum ETF
	NATIONAL FINANCIAL SERVICES LLC	12.62%
	MORGAN STANLEY	17.12%
	CHARLES SCHWAB & CO., INC.	15.39%
	PERSHING LLC	9.51%
	ABN AMRO CLEARING USA LLC	5.47%
	CHARLES SCHWAB RETAIL	9.45%
ProShares On-Demand ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.12%
	NATIONAL FINANCIAL SERVICES LLC	11.68%
	CHARLES SCHWAB & CO., INC.	24.54%
	J.P. MORGAN SECURITIES LLC	44.22%
ProShares Online Retail ETF
	PHILLIP CAPITAL INC.	18.66%
	UBS FINANCIAL SERVICES INC.	8.81%
	NATIONAL FINANCIAL SERVICES LLC	11.65%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.31%
	CHARLES SCHWAB & CO., INC.	8.72%

Fund	Beneficial Owner	Percent Owned
ProShares Pet Care ETF
	PERSHING LLC	6.16%
	NATIONAL FINANCIAL SERVICES LLC	13.35%
	MORGAN STANLEY	8.22%
	CITIBANK, NATIONAL ASSOCIATION	7.16%
	CHARLES SCHWAB & CO., INC.	16.93%
ProShares Russell 2000 Dividend Growers ETF
	MORGAN STANLEY	18.08%
	WELLS FARGO ADVISORS	8.64%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.50%
	CHARLES SCHWAB & CO., INC.	16.70%
	UBS FINANCIAL SERVICES INC.	5.25%
	NATIONAL FINANCIAL SERVICES LLC	8.38%
	RAYMOND JAMES & ASSOCIATES, INC.	5.88%
ProShares Russell U.S. Dividend Growers ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	27.83%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	6.41%
	ABN AMRO CLEARING USA LLC	7.12%
	RAYMOND JAMES & ASSOCIATES, INC.	7.59%
	NATIONAL FINANCIAL SERVICES LLC	11.95%
	CHARLES SCHWAB & CO., INC.	18.31%
ProShares S&P 500® Dividend Aristocrats ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.52%
	CHARLES SCHWAB & CO., INC.	16.08%
	RAYMOND JAMES & ASSOCIATES, INC.	5.09%
	MORGAN STANLEY	15.86%
	NATIONAL FINANCIAL SERVICES LLC	12.20%
ProShares S&P 500® Ex-Energy ETF
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	15.59%
	CHARLES SCHWAB & CO., INC.	16.38%
	LPL FINANCIAL LLC	6.15%
	MORGAN STANLEY	5.24%
	NATIONAL FINANCIAL SERVICES LLC	32.65%

Fund	Beneficial Owner	Percent Owned
ProShares S&P 500® Ex-Financials ETF
	NATIONAL FINANCIAL SERVICES, LLC	10.76%
	PERSHING LLC	8.61%
	SG AMERICAS SECURITIES, LLC	20.69%
ProShares S&P 500® Ex-Health Care ETF
	SG AMERICAS SECURITIES, LLC	21.62%
	NATIONAL FINANCIAL SERVICES LLC	8.61%
	CHARLES SCHWAB & CO., INC.	22.81%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	6.00%
ProShares S&P 500® Ex-Technology ETF
	CHARLES SCHWAB & CO., INC.	27.98%
	SG AMERICAS SECURITIES, LLC	14.08%
	NATIONAL FINANCIAL SERVICES LLC	7.88%
	CHARLES SCHWAB RETAIL	5.86%
ProShares S&P Global Core Battery Metals ETF
	NATIONAL FINANCIAL SERVICES LLC	10.09%
	CHARLES SCHWAB & CO., INC.	9.17%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	28.34%
	CITIBANK, NATIONAL ASSOCIATION	27.14%
ProShares S&P Kensho Cleantech ETF
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	24.97%
	SG AMERICAS SECURITIES, LLC	17.48%
	VANGUARD MARKETING CORPORATION	6.08%
	CHARLES SCHWAB RETAIL	5.04%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.77%
	NATIONAL FINANCIAL SERVICES LLC	5.77%
ProShares S&P Kensho Smart Factories ETF
	CHARLES SCHWAB RETAIL	8.53%
	J.P. MORGAN SECURITIES LLC	10.30%
	PERSHING LLC	5.22%
	MORGAN STANLEY	9.26%
	CHARLES SCHWAB & CO., INC.	15.69%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	33.74%
	NATIONAL FINANCIAL SERVICES LLC	7.89%

Fund	Beneficial Owner	Percent Owned
ProShares S&P MidCap 400 Dividend Aristocrats ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.65%
	WELLS FARGO ADVISORS	7.82%
	LPL FINANCIAL LLC	5.21%
	NATIONAL FINANCIAL SERVICES LLC	16.00%
	CHARLES SCHWAB & CO., INC.	14.84%
	PERSHING LLC	6.48%
	MORGAN STANLEY	17.40%
	RAYMOND JAMES & ASSOCIATES, INC.	6.08%
ProShares S&P Technology Dividend Aristocrats ETF
	MORGAN STANLEY	11.43%
	NATIONAL FINANCIAL SERVICES LLC	15.33%
	RAYMOND JAMES & ASSOCIATES, INC.	5.55%
	PERSHING LLC	5.32%
	WELLS FARGO ADVISORS	8.80%
	CHARLES SCHWAB & CO., INC.	24.63%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.07%
ProShares Short 20+ Year Treasury
	MORGAN STANLEY	6.20%
	NATIONAL FINANCIAL SERVICES LLC	17.90%
	CHARLES SCHWAB RETAIL	5.80%
	PERSHING LLC	5.36%
	CHARLES SCHWAB & CO., INC.	22.05%
	J.P. MORGAN SECURITIES LLC	5.53%
ProShares Short 7-10 Year Treasury
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.88%
	NATIONAL FINANCIAL SERVICES LLC	7.68%
	CHARLES SCHWAB & CO., INC.	12.09%
	MORGAN STANLEY	6.91%
	J.P. MORGAN SECURITIES LLC	9.74%
	GOLDMAN SACHS CUSTODY SOLUTIONS	14.17%
	PERSHING LLC	7.34%
ProShares Short Dow30SM
	CHARLES SCHWAB & CO., INC.	12.17%
	NATIONAL FINANCIAL SERVICES LLC	14.60%
	PERSHING LLC	6.94%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	5.36%
	CHARLES SCHWAB RETAIL	10.29%
	MORGAN STANLEY	18.32%

Fund	Beneficial Owner	Percent Owned
ProShares Short Financials
	MORGAN STANLEY	13.69%
	CHARLES SCHWAB & CO., INC.	8.43%
	CHARLES SCHWAB RETAIL	9.85%
	NATIONAL FINANCIAL SERVICES LLC	34.24%
ProShares Short FTSE China 50
	CHARLES SCHWAB & CO., INC.	7.27%
	CITIBANK, NATIONAL ASSOCIATION	12.00%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	15.59%
	NATIONAL FINANCIAL SERVICES LLC	13.82%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	8.12%
	CHARLES SCHWAB RETAIL	10.51%
ProShares Short High Yield
	PERSHING LLC	10.70%
	CHARLES SCHWAB & CO., INC.	16.89%
	CHARLES SCHWAB RETAIL	6.66%
	WELLS FARGO ADVISORS	8.47%
	NATIONAL FINANCIAL SERVICES LLC	32.27%
ProShares Short MidCap400
	NATIONAL FINANCIAL SERVICES LLC	5.69%
	CHARLES SCHWAB & CO., INC.	59.01%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.14%
	CHARLES SCHWAB RETAIL	5.60%
ProShares Short MSCI EAFE
	CHARLES SCHWAB & CO., INC.	7.43%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.42%
	CIBC WORLD MARKETS INC.	17.12%
	NATIONAL FINANCIAL SERVICES LLC	21.12%
	LPL FINANCIAL LLC	17.51%
ProShares Short MSCI Emerging Markets
	CHARLES SCHWAB & CO., INC.	25.83%
	PICTET & CIE	15.00%
	CITIBANK, NATIONAL ASSOCIATION	21.80%
	NATIONAL FINANCIAL SERVICES LLC	12.13%

Fund	Beneficial Owner	Percent Owned
ProShares Short QQQ®
	CITIBANK, NATIONAL ASSOCIATION	6.61%
	NATIONAL FINANCIAL SERVICES LLC	15.99%
	MORGAN STANLEY	21.89%
	CHARLES SCHWAB RETAIL	5.54%
	CHARLES SCHWAB & CO., INC.	17.25%
ProShares Short Real Estate
	NATIONAL FINANCIAL SERVICES LLC	26.97%
	CHARLES SCHWAB & CO., INC.	15.74%
	CITIBANK, NATIONAL ASSOCIATION	5.01%
	MORGAN STANLEY	5.61%
	CHARLES SCHWAB RETAIL	11.97%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.39%
ProShares Short Russell2000
	PERSHING LLC	5.45%
	MORGAN STANLEY	8.33%
	CHARLES SCHWAB & CO., INC.	19.77%
	NATIONAL FINANCIAL SERVICES LLC	29.33%
	CHARLES SCHWAB RETAIL	8.47%
	UBS FINANCIAL SERVICES INC.	5.55%
ProShares Short S&P500®
	CHARLES SCHWAB RETAIL	8.74%
	NATIONAL FINANCIAL SERVICES LLC	17.49%
	CHARLES SCHWAB & CO., INC.	20.91%
	MORGAN STANLEY	12.90%
ProShares Short SmallCap600
	CHARLES SCHWAB & CO., INC.	57.74%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	10.35%
	CHARLES SCHWAB RETAIL	7.41%
	NATIONAL FINANCIAL SERVICES LLC	13.92%
ProShares Smart Materials ETF
	J.P. MORGAN SECURITIES LLC	38.78%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.59%
	SG AMERICAS SECURITIES, LLC	22.29%
	CHARLES SCHWAB & CO., INC.	6.27%
	PERSHING LLC	10.74%

Fund	Beneficial Owner	Percent Owned
ProShares Supply Chain Logistics ETF
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	10.12%
	J.P. MORGAN SECURITIES LLC	48.39%
	CITIBANK, NATIONAL ASSOCIATION	7.78%
	CHARLES SCHWAB & CO., INC.	7.75%
	NATIONAL FINANCIAL SERVICES LLC	11.69%
ProShares Ultra 20+ Year Treasury
	CHARLES SCHWAB & CO., INC.	5.47%
	APEX CLEARING CORPORATION	5.19%
	CHARLES SCHWAB RETAIL	6.40%
	NATIONAL FINANCIAL SERVICES LLC	14.40%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	7.27%
	CITIBANK, NATIONAL ASSOCIATION	21.43%
ProShares Ultra 7-10 Year Treasury
	CHARLES SCHWAB RETAIL	21.03%
	CITIBANK, NATIONAL ASSOCIATION	7.14%
	CHARLES SCHWAB & CO., INC.	31.34%
	NATIONAL FINANCIAL SERVICES LLC	10.71%
ProShares Ultra Communication Services
	CHARLES SCHWAB & CO., INC.	25.74%
	NATIONAL FINANCIAL SERVICES LLC	11.28%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	22.14%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	26.16%
ProShares Ultra Consumer Discretionary
	CHARLES SCHWAB RETAIL	7.83%
	CHARLES SCHWAB & CO., INC.	32.35%
	NATIONAL FINANCIAL SERVICES LLC	27.11%
	MORGAN STANLEY	5.98%
ProShares Ultra Consumer Staples
	CHARLES SCHWAB & CO., INC.	36.16%
	NATIONAL FINANCIAL SERVICES LLC	26.70%
	CHARLES SCHWAB RETAIL	8.14%
ProShares Ultra Dow30SM
	NATIONAL FINANCIAL SERVICES LLC	20.52%
	CHARLES SCHWAB RETAIL	14.00%
	MORGAN STANLEY	9.79%
	CHARLES SCHWAB & CO., INC.	26.11%

Fund	Beneficial Owner	Percent Owned
ProShares Ultra Energy
	CHARLES SCHWAB RETAIL	14.61%
	NATIONAL FINANCIAL SERVICES LLC	19.99%
	MORGAN STANLEY	11.46%
	CHARLES SCHWAB & CO., INC.	20.53%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.52%
ProShares Ultra Financials
	CHARLES SCHWAB & CO., INC.	15.81%
	MORGAN STANLEY	16.87%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.42%
	CHARLES SCHWAB RETAIL	11.52%
	NATIONAL FINANCIAL SERVICES LLC	17.26%
ProShares Ultra FTSE China 50
	MORGAN STANLEY	5.19%
	APEX CLEARING CORPORATION	5.46%
	NATIONAL FINANCIAL SERVICES LLC	21.82%
	CHARLES SCHWAB & CO., INC.	21.24%
	CHARLES SCHWAB RETAIL	8.84%
	CITIBANK, NATIONAL ASSOCIATION	5.71%
ProShares Ultra FTSE Europe
	PERSHING LLC	37.52%
	CHARLES SCHWAB RETAIL	6.52%
	J.P. MORGAN SECURITIES LLC	5.74%
	NATIONAL FINANCIAL SERVICES LLC	7.65%
	CHARLES SCHWAB & CO., INC.	13.35%
	CITIBANK, NATIONAL ASSOCIATION	6.09%
ProShares Ultra Health Care
	CHARLES SCHWAB RETAIL	9.39%
	THE BANK OF NEW YORK MELLON	7.54%
	NATIONAL FINANCIAL SERVICES LLC	22.45%
	CHARLES SCHWAB & CO., INC.	17.38%
	MORGAN STANLEY	6.33%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.32%

Fund	Beneficial Owner	Percent Owned
ProShares Ultra High Yield
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.28%
	CHARLES SCHWAB RETAIL	27.25%
	NATIONAL FINANCIAL SERVICES LLC	5.25%
	CHARLES SCHWAB & CO., INC.	14.33%
	J.P. MORGAN SECURITIES LLC	19.27%
	CITIBANK, NATIONAL ASSOCIATION	19.08%
ProShares Ultra Industrials
	PERSHING LLC	6.00%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	9.95%
	NATIONAL FINANCIAL SERVICES LLC	27.54%
	MORGAN STANLEY	15.86%
	CHARLES SCHWAB & CO., INC.	14.81%
	CHARLES SCHWAB RETAIL	7.14%
ProShares Ultra Materials
	CHARLES SCHWAB RETAIL	11.77%
	MORGAN STANLEY	7.09%
	NATIONAL FINANCIAL SERVICES LLC	28.37%
	CHARLES SCHWAB & CO., INC.	22.26%
ProShares Ultra MSCI Brazil Capped
	CHARLES SCHWAB & CO., INC.	14.20%
	CHARLES SCHWAB RETAIL	12.75%
	PERSHING LLC	10.81%
	NATIONAL FINANCIAL SERVICES LLC	15.51%
	MORGAN STANLEY	9.56%
	CITIBANK, NATIONAL ASSOCIATION	7.72%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	9.05%
ProShares Ultra MSCI EAFE
	CHARLES SCHWAB & CO., INC.	29.94%
	NATIONAL FINANCIAL SERVICES LLC	14.38%
	CHARLES SCHWAB RETAIL	9.89%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.46%
ProShares Ultra MSCI Emerging Markets
	PERSHING LLC	10.92%
	NATIONAL FINANCIAL SERVICES LLC	10.09%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	13.81%
	CHARLES SCHWAB RETAIL	20.24%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	14.64%
	CHARLES SCHWAB & CO., INC.	16.70%

Fund	Beneficial Owner	Percent Owned
ProShares Ultra MSCI Japan
	SG AMERICAS SECURITIES, LLC	5.04%
	NATIONAL FINANCIAL SERVICES LLC	19.20%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	5.18%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	9.13%
	CHARLES SCHWAB & CO., INC.	5.04%
	MORGAN STANLEY	12.35%
	CITIBANK, NATIONAL ASSOCIATION	10.86%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.30%
ProShares Ultra Nasdaq Biotechnology
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.84%
	CHARLES SCHWAB RETAIL	13.65%
	CHARLES SCHWAB & CO., INC.	19.49%
	NATIONAL FINANCIAL SERVICES LLC	26.15%
	MORGAN STANLEY	6.48%
ProShares Ultra Nasdaq Cloud Computing
	MORGAN STANLEY	31.17%
	CHARLES SCHWAB & CO., INC.	10.05%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	33.70%
	NATIONAL FINANCIAL SERVICES LLC	7.92%
ProShares Ultra Nasdaq Cybersecurity
	CHARLES SCHWAB & CO., INC.	22.13%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	7.77%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.05%
	MORGAN STANLEY	8.11%
	CHARLES SCHWAB RETAIL	5.43%
	NATIONAL FINANCIAL SERVICES LLC	24.66%
ProShares Ultra QQQ®
	MORGAN STANLEY	8.47%
	CHARLES SCHWAB & CO., INC.	19.80%
	CHARLES SCHWAB RETAIL	13.77%
	CITIBANK, NATIONAL ASSOCIATION	11.80%
	NATIONAL FINANCIAL SERVICES LLC	20.44%

Fund	Beneficial Owner	Percent Owned
ProShares Ultra Real Estate
	CHARLES SCHWAB & CO., INC.	18.35%
	CITIBANK, NATIONAL ASSOCIATION	6.23%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.42%
	PERSHING LLC	5.02%
	MORGAN STANLEY	8.59%
	CHARLES SCHWAB RETAIL	14.97%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	7.22%
	NATIONAL FINANCIAL SERVICES LLC	15.31%
ProShares Ultra Russell2000
	CHARLES SCHWAB RETAIL	9.18%
	NATIONAL FINANCIAL SERVICES LLC	19.19%
	CHARLES SCHWAB & CO., INC.	24.57%
	MORGAN STANLEY	9.03%
ProShares Ultra MidCap400
	MORGAN STANLEY	8.68%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.17%
	CHARLES SCHWAB & CO., INC.	19.55%
	CHARLES SCHWAB RETAIL	16.45%
	NATIONAL FINANCIAL SERVICES LLC	25.44%
ProShares Ultra S&P500®
	NATIONAL FINANCIAL SERVICES LLC	23.61%
	MORGAN STANLEY	7.83%
	CHARLES SCHWAB RETAIL	12.24%
	CHARLES SCHWAB & CO., INC.	22.65%
ProShares Ultra Semiconductors
	MORGAN STANLEY	7.33%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.16%
	CHARLES SCHWAB & CO., INC.	15.50%
	NATIONAL FINANCIAL SERVICES LLC	23.98%
	CITIBANK, NATIONAL ASSOCIATION	10.90%
	CHARLES SCHWAB RETAIL	14.70%
ProShares Ultra SmallCap600
	MORGAN STANLEY	5.85%
	CHARLES SCHWAB & CO., INC.	40.21%
	CHARLES SCHWAB RETAIL	6.18%
	NATIONAL FINANCIAL SERVICES LLC	29.30%

Fund	Beneficial Owner	Percent Owned
ProShares Ultra Technology
	CHARLES SCHWAB & CO., INC.	19.62%
	NATIONAL FINANCIAL SERVICES LLC	22.45%
	CHARLES SCHWAB RETAIL	10.17%
	PERSHING LLC	5.56%
	MORGAN STANLEY	10.71%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	11.01%
ProShares Ultra Utilities
	MORGAN STANLEY	5.36%
	NATIONAL FINANCIAL SERVICES LLC	27.44%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	7.47%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.33%
	CHARLES SCHWAB RETAIL	9.56%
	CHARLES SCHWAB & CO., INC.	25.70%
ProShares UltraPro Dow30SM
	CHARLES SCHWAB RETAIL	17.24%
	MORGAN STANLEY	10.83%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.25%
	NATIONAL FINANCIAL SERVICES LLC	27.38%
	CHARLES SCHWAB & CO., INC.	16.88%
ProShares UltraPro MidCap400
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.99%
	MORGAN STANLEY	15.78%
	NATIONAL FINANCIAL SERVICES LLC	23.00%
	CHARLES SCHWAB & CO., INC.	23.99%
	CHARLES SCHWAB RETAIL	12.32%
ProShares UltraPro QQQ®
	CITIBANK, NATIONAL ASSOCIATION	15.96%
	MORGAN STANLEY	8.29%
	CHARLES SCHWAB & CO., INC.	12.73%
	NATIONAL FINANCIAL SERVICES LLC	22.22%
	CHARLES SCHWAB RETAIL	17.78%
ProShares UltraPro Russell2000
	NATIONAL FINANCIAL SERVICES LLC	25.39%
	MORGAN STANLEY	6.95%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.64%
	CHARLES SCHWAB RETAIL	15.56%
	CHARLES SCHWAB & CO., INC.	19.10%

Fund	Beneficial Owner	Percent Owned
ProShares UltraPro S&P500®
	NATIONAL FINANCIAL SERVICES LLC	24.68%
	CHARLES SCHWAB & CO., INC.	15.24%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.89%
	CHARLES SCHWAB RETAIL	16.94%
	MORGAN STANLEY	8.31%
ProShares UltraPro Short 20+ Year Treasury
	NATIONAL FINANCIAL SERVICES LLC	17.15%
	J.P. MORGAN SECURITIES LLC	6.32%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	10.17%
	CHARLES SCHWAB RETAIL	6.99%
	RBC CAPITAL MARKETS, LLC	5.17%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	10.65%
	CHARLES SCHWAB & CO., INC.	13.13%
ProShares UltraPro Short Dow30SM
	CITIBANK, NATIONAL ASSOCIATION	6.26%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	9.17%
	MORGAN STANLEY	7.07%
	NATIONAL FINANCIAL SERVICES LLC	16.82%
	CHARLES SCHWAB & CO., INC.	9.75%
	CHARLES SCHWAB RETAIL	17.59%
ProShares UltraPro Short MidCap400
	MORGAN STANLEY	5.86%
	HSBC HOLDING PLC	5.78%
	CHARLES SCHWAB RETAIL	29.04%
	NATIONAL FINANCIAL SERVICES LLC	24.96%
	CHARLES SCHWAB & CO., INC.	17.79%
ProShares UltraPro Short QQQ®
	CITIBANK, NATIONAL ASSOCIATION	16.77%
	CHARLES SCHWAB & CO., INC.	8.26%
	NATIONAL FINANCIAL SERVICES LLC	18.52%
	MORGAN STANLEY	7.01%
	CHARLES SCHWAB RETAIL	14.80%

Fund	Beneficial Owner	Percent Owned
ProShares UltraPro Short Russell2000
	CHARLES SCHWAB RETAIL	21.95%
	STATE STREET BANK AND TRUST COMPANY	7.14%
	CHARLES SCHWAB & CO., INC.	9.84%
	NATIONAL FINANCIAL SERVICES LLC	17.09%
	MORGAN STANLEY	9.53%
ProShares UltraPro Short S&P500®
	CITIBANK, NATIONAL ASSOCIATION	6.02%
	NATIONAL FINANCIAL SERVICES LLC	22.44%
	CHARLES SCHWAB & CO., INC.	10.86%
	MORGAN STANLEY	8.26%
	CHARLES SCHWAB RETAIL	15.42%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.19%
ProShares UltraShort 20+ Year Treasury
	CHARLES SCHWAB RETAIL	11.03%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	6.58%
	NATIONAL FINANCIAL SERVICES LLC	18.86%
	CITIBANK, NATIONAL ASSOCIATION	8.19%
	MORGAN STANLEY	6.76%
	CHARLES SCHWAB & CO., INC.	14.27%
ProShares UltraShort 7-10 Year Treasury
	CHARLES SCHWAB & CO., INC.	17.44%
	CHARLES SCHWAB RETAIL	7.59%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	6.14%
	MORGAN STANLEY	9.42%
	J.P. MORGAN SECURITIES LLC	13.78%
	NATIONAL FINANCIAL SERVICES LLC	21.18%
ProShares UltraShort Consumer Discretionary
	CHARLES SCHWAB & CO., INC.	9.44%
	MORGAN STANLEY	8.08%
	CHARLES SCHWAB RETAIL	11.61%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	8.85%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	23.64%
	NATIONAL FINANCIAL SERVICES LLC	23.98%

Fund	Beneficial Owner	Percent Owned
ProShares UltraShort Consumer Staples
	NATIONAL FINANCIAL SERVICES LLC	24.44%
	CHARLES SCHWAB RETAIL	10.49%
	CITIBANK, NATIONAL ASSOCIATION	5.39%
	BNP PARIBAS SECURITIES CORP.	9.89%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	17.94%
	CHARLES SCHWAB & CO., INC.	5.69%
	MORGAN STANLEY	6.04%
ProShares UltraShort Dow30SM
	MORGAN STANLEY	8.57%
	NATIONAL FINANCIAL SERVICES LLC	20.06%
	CHARLES SCHWAB RETAIL	19.36%
	CITIBANK, NATIONAL ASSOCIATION	7.28%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.79%
	CHARLES SCHWAB & CO., INC.	12.91%
ProShares UltraShort Energy
	CHARLES SCHWAB RETAIL	20.44%
	CHARLES SCHWAB & CO., INC.	5.38%
	NATIONAL FINANCIAL SERVICES LLC	15.89%
	MORGAN STANLEY	9.16%
ProShares UltraShort Financials
	CHARLES SCHWAB RETAIL	17.08%
	NATIONAL FINANCIAL SERVICES LLC	26.31%
	CHARLES SCHWAB & CO., INC.	14.12%
	MORGAN STANLEY	7.55%
ProShares UltraShort FTSE China 50
	NATIONAL FINANCIAL SERVICES LLC	7.98%
	CHARLES SCHWAB & CO., INC.	5.93%
	CITIBANK, NATIONAL ASSOCIATION	5.16%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	27.96%
	CHARLES SCHWAB RETAIL	10.57%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	9.98%
ProShares UltraShort FTSE Europe
	NATIONAL FINANCIAL SERVICES LLC	13.03%
	MORGAN STANLEY	6.28%
	CHARLES SCHWAB & CO., INC.	10.07%
	CHARLES SCHWAB RETAIL	8.88%
	THE BANK OF NEW YORK MELLON	6.71%
	CITIBANK, NATIONAL ASSOCIATION	20.35%

Fund	Beneficial Owner	Percent Owned
ProShares UltraShort Health Care
	CHARLES SCHWAB RETAIL	9.29%
	NATIONAL FINANCIAL SERVICES LLC	21.01%
	MORGAN STANLEY	10.16%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	13.32%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	14.54%
	CHARLES SCHWAB & CO., INC.	22.16%
ProShares UltraShort Industrials
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	6.03%
	NATIONAL FINANCIAL SERVICES LLC	24.09%
	CHARLES SCHWAB RETAIL	7.28%
	PERSHING LLC	15.08%
	CHARLES SCHWAB & CO., INC.	8.98%
	MORGAN STANLEY	8.66%
ProShares UltraShort Materials
	MORGAN STANLEY	5.66%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.17%
	NATIONAL FINANCIAL SERVICES LLC	17.87%
	CHARLES SCHWAB & CO., INC.	20.03%
	CHARLES SCHWAB RETAIL	17.40%
ProShares UltraShort MidCap400
	CHARLES SCHWAB RETAIL	29.98%
	MORGAN STANLEY	20.47%
	CHARLES SCHWAB & CO., INC.	17.61%
	ABN AMRO CLEARING USA LLC	6.68%
	NATIONAL FINANCIAL SERVICES LLC	6.48%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	7.19%
ProShares UltraShort MSCI Brazil Capped
	CHARLES SCHWAB RETAIL	17.03%
	CITIBANK, NATIONAL ASSOCIATION	12.69%
	CHARLES SCHWAB & CO., INC.	40.61%
	MORGAN STANLEY	8.59%
ProShares UltraShort MSCI EAFE
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	21.41%
	CHARLES SCHWAB & CO., INC.	15.09%
	CHARLES SCHWAB RETAIL	18.00%
	NATIONAL FINANCIAL SERVICES LLC	16.76%
	MORGAN STANLEY	8.36%

Fund	Beneficial Owner	Percent Owned
ProShares UltraShort MSCI Emerging Markets
	CHARLES SCHWAB & CO., INC.	17.41%
	CHARLES SCHWAB RETAIL	9.78%
	PICTET & CIE	7.17%
	SCOTIA CAPITAL INC.	7.67%
	NATIONAL FINANCIAL SERVICES LLC	12.75%
	CITIBANK, NATIONAL ASSOCIATION	11.90%
ProShares UltraShort MSCI Japan
	CITIBANK, NATIONAL ASSOCIATION	16.50%
	NATIONAL FINANCIAL SERVICES LLC	12.84%
	CHARLES SCHWAB & CO., INC.	11.26%
	CHARLES SCHWAB RETAIL	22.41%
	MORGAN STANLEY	10.36%
ProShares UltraShort Nasdaq Biotechnology
	NATIONAL FINANCIAL SERVICES LLC	7.79%
	CHARLES SCHWAB & CO., INC.	17.02%
	MORGAN STANLEY	7.31%
ProShares UltraShort QQQ®
	CITIBANK, NATIONAL ASSOCIATION	12.74%
	MORGAN STANLEY	6.58%
	CHARLES SCHWAB & CO., INC.	16.75%
	NATIONAL FINANCIAL SERVICES LLC	17.86%
	CHARLES SCHWAB RETAIL	16.06%
ProShares UltraShort Real Estate
	CHARLES SCHWAB RETAIL	22.72%
	CHARLES SCHWAB & CO., INC.	13.52%
	CITIBANK, NATIONAL ASSOCIATION	5.34%
	NATIONAL FINANCIAL SERVICES LLC	18.35%
	MORGAN STANLEY	9.01%
ProShares UltraShort Russell2000
	CHARLES SCHWAB & CO., INC.	12.12%
	CITIBANK, NATIONAL ASSOCIATION	6.10%
	NATIONAL FINANCIAL SERVICES LLC	28.11%
	MORGAN STANLEY	6.18%
	CHARLES SCHWAB RETAIL	18.60%

Fund	Beneficial Owner	Percent Owned
ProShares UltraShort S&P500®
	CHARLES SCHWAB & CO., INC.	16.67%
	MORGAN STANLEY	6.02%
	CHARLES SCHWAB RETAIL	15.71%
	CITIBANK, NATIONAL ASSOCIATION	6.54%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	5.11%
	NATIONAL FINANCIAL SERVICES LLC	22.28%
ProShares UltraShort Semiconductors
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	17.02%
	CHARLES SCHWAB RETAIL	9.76%
	MORGAN STANLEY	5.79%
	CHARLES SCHWAB & CO., INC.	16.07%
	NATIONAL FINANCIAL SERVICES LLC	21.04%
ProShares UltraShort SmallCap600
	CHARLES SCHWAB RETAIL	7.97%
	CHARLES SCHWAB & CO., INC.	29.43%
	NATIONAL FINANCIAL SERVICES LLC	34.50%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	17.77%
ProShares UltraShort Technology
	MORGAN STANLEY	9.21%
	CHARLES SCHWAB RETAIL	11.88%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	10.44%
	CHARLES SCHWAB & CO., INC.	27.87%
	NATIONAL FINANCIAL SERVICES LLC	22.26%
ProShares UltraShort Utilities
	CHARLES SCHWAB & CO., INC.	20.52%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED	50.33%
	CHARLES SCHWAB RETAIL	8.57%
	NATIONAL FINANCIAL SERVICES LLC	12.77%
*
A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

APPENDIX C
TITLE:	Proxy Voting Policies and Procedures
FOR:	ProShare Advisors LLC and ProFund Advisors LLC
DATED:	March 1, 2008
AS REVISED:	May 1, 2015
C-1

Proxy Voting Policies and Procedures to Maximize Shareholder Value and Protect Shareowner Interests
It is the policy of ProFund Advisors LLC and ProShare Advisors LLC (collectively, the “Advisor”) to seek to maximize shareholder value and protect shareholder interests when voting proxies on behalf of clients. The Advisor seeks to achieve this goal by utilizing a set of proxy voting guidelines (the “Guidelines”) maintained and implemented by an independent service provider, Institutional Shareholder Services (“ISS”). The Advisor believes that these Policies and Procedures, including the Guidelines, are reasonably designed to ensure that proxy matters are conducted in the best interests of clients and in accordance with the Advisor’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940, and, in the case of its registered fund clients, applicable rules under the Investment Company Act of 1940.
Proxy Voting Guidelines
Proxies generally will be voted in accordance with the ISS Guidelines, an extensive list of common proxy voting issues and recommended voting actions for such issues based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Common issues in the Guidelines, and factors taken into consideration in voting proxies with respect to these issues, include, but are not limited to:
•Election of Directors—considering factors such as director qualifications, term of office, age limits.
•Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.
•Election of Auditors—considering factors such as independence and reputation of the auditing firm.
•Proxy Contest Defenses—considering factors such as board structure and cumulative voting.
•Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
•Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.
•Capital Structure—considering factors such as common stock authorization and stock distributions.
•Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.
•State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.
•Mergers and Corporate Restructuring—considering factors such as spinoffs and asset sales.
•Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.
•Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.
A full description of the Guidelines is maintained by the Advisor and the Advisor has established a committee that monitors the effectiveness of the Guidelines (the “Brokerage Allocation and Proxy Voting Committee” or the “Committee”).
The Advisor reserves the right to modify any of the recommendations set forth in the Guidelines with respect to any particular issue in the future, in accordance with the Advisor intent to vote proxies for clients in a manner that the Advisor determines is in the best interests of clients and which seeks to maximize the value of the client’s investments. The Advisor is not required to vote every proxy in fulfilling its proxy voting obligations. In some cases, the Advisor may determine that it is in the best interests of a client to refrain from exercising proxy voting rights. For example, the Advisor may determine that the cost of voting certain proxies exceeds the expected benefit to the client (such as where casting a vote on a foreign security would require hiring a translator), and may abstain from voting in such cases.
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In cases where the Advisor does not receive a solicitation or enough information with respect to a proxy vote within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote. With respect to non- U.S. companies, it is typically difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisor does not vote proxies of non-U.S. companies if it determines that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.
Overview of the Proxy Voting Process
In relying on ISS to vote client proxies, the Advisor will take reasonable steps and obtain adequate information to verify that ISS has the capacity to provide adequate proxy advice, is independent of the Advisor, has an adequate conflict of interest policy, and does not have the incentive to vote proxies in anyone’s interest other than that of the Advisor’s client. In addition, the Committee will monitor for conflicts concerning ISS.
As proxy agent, ISS devotes research for proxies based on the level of complexity of the proxy materials to be voted. ISS assigns complex issues such as mergers or restructuring to senior analysts. Recurring issues for which case-by-case analysis is unnecessary are handled by more junior analysts. In every case, an analyst reviews publicly available information such as SEC filings and recent news reports and, if necessary, may contact issuers directly. Such discussions with issuers may be handled by telephone or in a face-to-face meeting. Analysts will seek to speak directly with management when a question is not answered by publicly available information and such information is needed for an informed recommendation.
As part of ISS’s quality assurance process, every analysis is reviewed by a director of research or a chief policy advisor. Complex issues such as mergers are assigned to senior staff members. Contested issues are reviewed by research directors. While a senior analyst takes the lead on every proxy contest, a member of management will frequently conduct additional review by participating in calls with principals directly involved with the proxy issue.
Generally, proxies are voted in accordance with the voting recommendations as stated in the Guidelines. ISS will consult the Advisor on non-routine issues. Information about the Guidelines is available on the ISS web site at: http://www.issgovernance.com/file/policy/2015-us-summary-voting-guidelines-updated.pdf.
Oversight of the Proxy Voting Process
The Advisor has established the Brokerage Allocation and Proxy Voting Committee, in part, to oversee the proxy voting process. ISS provides the Advisor quarterly reports, which the Advisor reviews to ensure that client proxies are being voted properly. The Advisor and ISS also perform spot checks on an intra-quarterly basis. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments, in turn, is provided to the Committee.
Conflicts of Interest
From time to time, proxy issues may pose a material conflict of interest between the Advisor and its clients. It shall be the duty of the Committee to monitor for and to identify potential conflicts of interest. The Committee will also determine which conflicts are material (if any). To ensure that proxy voting decisions are based on the best interests of the client in the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with the Guidelines. If a registered investment company managed by the Advisor owns shares of another investment company managed by the
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Advisor, “echo voting” is employed to avoid certain potential conflicts of interest. Echo voting means that the Advisor votes the shares of each such underlying investment company in the same proportion as the vote of all of the other holders of the underlying investment company’s shares.
The Committee will disclose to clients any voting issues that created a conflict of interest and the manner in which ISS, on behalf of the Advisor, voted such proxies.
Securities Lending Program
The Advisor acknowledges that, when a registered fund client (a “Fund”) lends its portfolio securities, the Fund’s Trustees (who generally have delegated proxy voting responsibility to the Advisor) retain a fiduciary obligation to vote proxies relating to such securities and to recall the securities in the event of a shareholder vote on a material event affecting the security on the loan. Under each Fund’s securities lending agreements, a Fund generally retains the right to recall a loaned security and to exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the Advisor must recall the securities prior to the established record date. It is the Advisor’s general policy to use its best efforts to recall securities on loan and to vote proxies relating to such securities if the Advisor determines that such proxies involve a material event affecting the loaned securities. The Advisor may utilize third party service providers to assist it in identifying and evaluating whether an event is material.
As noted, in certain cases, the Advisor may determine that voting proxies is not in the best interest of a client and may refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. If the Advisor determines that the expected value of casting a vote will be less than the securities lending income, either because the votes would not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor’s recalling the loaned securities in order to ensure they are voted (e.g., for an annual shareholder meeting at which purely routine votes are at issue, or if the relevant Fund owns a de minimus percentage of the outstanding shares at issue). The Advisor intends to recall securities on loan if it determines that voting the securities is likely to affect materially the value of a Fund’s investment and that it is in the Fund’s best interests to do so.
Availability of Information; Record of Proxy Voting
The Advisor, with the assistance of ISS, shall maintain for a period of at least five years the following records relating to proxy voting on behalf of clients:
(1) proxy voting policies and procedures;
(2) proxy statements received for clients (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
(3) any documents prepared by the Advisor that were material to making a proxy voting decision or that memorialized the basis for the decision;
(4) records of votes cast on behalf of clients (which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request); and
(5) records of written requests for proxy voting information and written responses from the Advisor to either a written or oral request.
For the first two years, the Advisor will store such records at its principal office. Voting records will also be maintained and will be available free of charge by calling the Advisor at 888-776-1972. The voting record is available on the website of the Securities and Exchange Commission at www.sec.gov.
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Disclosure
The Advisor will inform its clients as to how to obtain information regarding the Advisor’s voting of the clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients as to how they can obtain a copy of the complete Guidelines upon request. The Advisor will include such information described in the preceding two sentences in its Form ADV and will provide its existing clients with the above information. The Advisor shall disclose in the statements of additional information of registered fund clients a summary of procedures which the Advisor uses to determine how to vote proxies relating to portfolio securities of such clients. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and the Advisor or an affiliate of the Advisor.
The semi-annual reports of Fund clients shall indicate that a Fund’s proxy voting records are available: (i) by calling a toll-free number; or (ii) on the SEC’s website. If a request for the records is received, the requested description must be sent within three business days by a prompt method of delivery.
The Advisor, on behalf of each Fund it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
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STATEMENT OF ADDITIONAL INFORMATION— September 27, 2024
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814 866.PRO.5125 866.776.5125
Bitcoin ETF	BITO
Bitcoin & Ether Equal Weight ETF	BETE
Bitcoin & Ether Market Cap Weight ETF	BETH
Ether ETF	EETH
Short Bitcoin ETF	BITI
Short Ether ETF	SETH
Ultra Bitcoin ETF	BITU
Ultra Ether ETF	ETHT
UltraShort Bitcoin ETF	SBIT
UltraShort Ether ETF	ETHD
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses of the series of ProShares Trust (the “Trust”) listed above (the “Fund”) dated September 27, 2024, as may be amended or supplemented. A copy of the Prospectus and a copy of the Annual Report to Shareholders for each Fund are available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at proshares.com. The Financial Statements and Notes contained in the Trust’s Form N-CSR filing for the fiscal year ended May 31, 2024 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which each Fund identified in this SAI is listed in the table below.
Principal U.S. National Stock Exchange	Fund
NYSE Arca
Bitcoin ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin & Ether
Equal Weight ETF, Ether ETF, Short Bitcoin ETF, Short Ether ETF,
Ultra Bitcoin ETF, Ultra Ether ETF, UltraShort Bitcoin ETF, and
UltraShort Ether ETF

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STATEMENT OF ADDITIONAL INFORMATION
2

GLOSSARY OF TERMS
For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities and Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Advisor or ProShare Advisors	ProShare Advisors LLC
Board of Trustees or Board	Board of Trustees of ProShares Trust
CCO	Chief Compliance Officer
CFTC	U.S. Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
CPO	Commodity Pool Operator
Distributor or SEI	SEI Investments Distribution Co.
ETF	Exchange traded fund
Exchange	NYSE Arca
Fund Complex	All operational registered investment companies that are advised by the Advisor or its affiliates
Independent Trustee(s)	Trustees who are not “Interested Persons” of ProShare Advisors or the Trust as defined under Section 2(a)(19) of the 1940 Act
NAV	Net asset value
New Fund(s)	Ultra Ether ETF and UltraShort Ether ETF
Rule 35d-1 Funds	Each Fund listed on the cover of this SAI
SEC	U.S. Securities and Exchange Commission
Shares	The shares of a Fund
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust
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GENERAL INFORMATION ABOUT THE TRUST
ProShares Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the 10 Funds listed on the cover of this SAI.
Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees of the Trust, without the approval of Fund shareholders. Other funds may be added in the future.
Each Fund is an exchange-traded fund (each, an “ETF”) and the shares of each Fund (“Shares”) are listed on the Exchange set forth on the cover of this SAI. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ NAVs. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of each Fund are issued and redeemed entirely in cash. Except when aggregated in Creation Units, Shares cannot be purchased from and are not redeemable securities of each Fund. Retail investors, therefore, generally will not be able to purchase or redeem the Shares directly. Rather, most retail investors will purchase and sell Shares in the secondary market with the assistance of a broker. Reference is made to each Prospectus for a discussion of the investment objectives and policies of each Fund. The discussion below supplements, and should be read in conjunction with, each Prospectus.
Portfolio management is provided to each Fund by ProShare Advisors, a Maryland limited liability company with offices at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of each Fund not specified as fundamental (including the index of a Fund) may be changed by the Board without the approval of shareholders.
The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of ProShare Advisors, the techniques or strategies may be advantageous to the Fund. A Fund may reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objective. Also, there can be no assurance that a Fund will grow to, or maintain, an economically viable size, and management may determine to liquidate a Fund at a time that may not be opportune for shareholders.
As a general matter, the Short Bitcoin ETF will respond differently in response to market conditions than the Bitcoin ETF. The terms “favorable market conditions” and “adverse market conditions,” as used in this SAI, are Fund specific. Market conditions should be considered favorable to a Fund when such conditions make it more likely that the value of an investment in that Fund will increase. Market conditions should be considered adverse to a Fund when such conditions make it more likely that the value of an investment in that Fund will decrease. For example, market conditions that cause the level of bitcoin returns to rise are considered “favorable” to the Bitcoin ETF and are considered “adverse” to the Short Bitcoin ETF.
FUND NAME CHANGES
Prior Fund Name	Current Fund Name	Effective Date of Name Change
ProShares Bitcoin Strategy ETF	ProShares Bitcoin ETF	September 27, 2024
ProShares Bitcoin & Ether Equal Weight Strategy ETF	ProShares Bitcoin & Ether Equal Weight ETF	September 27, 2024
ProShares Bitcoin & Ether Market Cap Weight Strategy ETF	ProShares Bitcoin & Ether Market Cap Weight ETF	September 27, 2024
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Prior Fund Name	Current Fund Name	Effective Date of Name Change
ProShares Ether Strategy ETF	ProShares Ether ETF	September 27, 2024
ProShares Short Bitcoin Strategy ETF	ProShares Short Bitcoin ETF	September 27, 2024
ProShares Short Ether Strategy ETF	ProShares Short Ether ETF	September 27, 2024
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. An Exchange may remove a Fund from listing under certain circumstances.
As in the case of all equities traded on an Exchange, the brokers’ commission on transactions in a Fund will be based on negotiated commission rates at customary levels for retail customers.
In order to provide current Share pricing information, an Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of an Exchange.
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INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
GENERAL
Each Fund may consider changing its index at any time, including if, for example: the current index becomes unavailable; the Board believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current index. If believed appropriate, a Fund may specify an index for itself that is proprietary.
There can be no assurance that a Fund will achieve its investment objective.
For purposes of this SAI, the word “invest” refers to a Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct and indirect investments in securities and other instruments. For example, a Fund may often invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.
Additional information concerning a Fund, its investment policies and techniques, and the securities and financial instruments in which it may invest is set forth below.
NAME POLICIES
Each Rule 35d-1 Fund is subject to a policy adopted pursuant to Rule 35d-1 under the 1940 Act (the so-called “names rule”) and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics. Such direct or inverse exposure may be obtained through direct investments/short positions in the securities and/or through investments with similar economic characteristics. For the purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments providing direct investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also cash and cash equivalents that are segregated on the Fund’s books and records or being used as collateral, as required by applicable regulatory guidance, or otherwise available to cover such investment exposure. The Board has adopted a non-fundamental policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.
BITCOIN RELATED INVESTMENTS
Bitcoin is a digital asset which serves as the unit of account on an open source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a fiat currency. The value of bitcoin is not backed by any government, corporation, or other identified body.
The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin.
Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation, movement, and ownership. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open source, and anyone can contribute to its development.
Bitcoin is the native token on the Bitcoin Network. As with other digital assets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital
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gold). The Bitcoin Network’s uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non-native tokens.
The Bitcoin Network
The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open source software. Anyone can be a user, developer, or miner.
Bitcoin is “stored” on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The Bitcoin Blockchain contains a record and transaction history for each bitcoin.
New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.
The Bitcoin Protocol
The Bitcoin Protocol is an open source project with no official company or group that controls the source. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but the Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.
However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.
If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
Bitcoin Futures
The price of bitcoin futures is based on the expected price of bitcoin on certain crypto asset trading platforms at a future date, specifically, the expiration date of the bitcoin futures contract. Bitcoin futures prices are based on the Bitcoin Reference Rate, which reflects the price of bitcoin on certain crypto asset trading platforms only, and not the bitcoin cash market.
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Although a Fund does not invest in or short bitcoin, events impacting the price of bitcoin across all digital asset trading venues could impact the price and market for bitcoin futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Bitcoin Reference Rate which provides reference prices for final settlement of CME bitcoin futures. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.
The liquidity of the market for bitcoin futures depends on, among other things: the supply and demand for bitcoin futures; the supply and demand for bitcoin; the adoption of bitcoin for commercial uses; the anticipated increase of investments in bitcoin-related investment products by retail and institutional investors; speculative interest in bitcoin, bitcoin futures, and bitcoin-related investment products; regulatory or other restrictions on investors’ ability to invest in bitcoin futures; and the potential ability to hedge against the price of bitcoin with bitcoin futures (and vice versa).
The market for bitcoin futures may be illiquid. This means that a Fund may not be able to buy and sell bitcoin futures quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for bitcoin futures depends may cause the market to become illiquid, for short or long periods. In such markets, a Fund may not be able to buy and sell bitcoin futures quickly (or at all) or at the desired price. Market illiquidity may cause losses for a Fund. Additionally, the large size of the futures positions which a Fund may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to buy or sell futures contracts or other financial instruments.
The contractual obligations of a buyer or seller holding a futures contract to expiration may be satisfied by settling in cash as provided by the terms of such contract. However, a Fund does not intend to hold bitcoin futures through expiration. Instead, a Fund intends to “roll” futures positions. “Rolling” refers to a process whereby futures contracts nearing expiration are closed out and replaced with identical futures contracts with a later expiration date. Accordingly, a Fund is subject to risks related to rolling.
When the market for certain futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby bitcoin futures would take place at a price that is lower than the price of the more distant bitcoin futures. This pattern of higher futures prices for longer expiration bitcoin futures is often referred to as “contango.” Alternatively, when the market for certain bitcoin futures is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby bitcoin futures would take place at a price that is higher than the price of the more distant bitcoin futures. This pattern of higher future prices for shorter expiration bitcoin futures is referred to as “backwardation.”
There have been extended periods in which contango or backwardation has existed in certain futures markets in general. Such periods could occur in the future for bitcoin futures and may cause significant and sustained losses. Additionally because of the frequency with which a Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
The CME has established margin requirements for bitcoin futures at levels that may be substantially higher than the margin requirements for more established futures contracts. The futures commission merchants (“FCMs”) utilized by a Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs.
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Margin Requirements may be more likely to change during periods of high volatility. High margin requirements could prevent a Fund from obtaining sufficient exposure to bitcoin futures and may adversely affect its ability to achieve its investment objective. An FCM’s failure to return required margin to a Fund on a timely basis may cause such Fund to delay redemption settlement dates and/or restrict, postpone or limit the right of redemption.
The term “margin” refers to the minimum amount a Fund must deposit and maintain with its FCM in order to establish an open position in futures contracts. The minimum amount of margin required in connection with a particular futures contract is set by the exchange on which such contract is traded and is subject to change at any time during the term of the contract. FCMs may require customers to post additional amounts above the required minimums. Futures contracts are customarily bought and sold on margins that represent a percentage of the aggregate purchase or sales price of the contract.
In addition, FCMs utilized by a Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. As a result, a Fund may need to transact through a number of FCMs to achieve its investment objective. If enough FCMs are not willing to transact with a Fund, or if exposure limits imposed by such FCMs do not provide sufficient exposure, the Fund may not be able to achieve its investment objective.
There may be circumstances that could prevent or make it impractical for a Fund to operate in a manner consistent with its investment objective and investment strategies.
The price of bitcoin has experienced periods of extreme volatility. The price of bitcoin may change dramatically and without warning. This volatility is due to a number of factors, including the supply and demand for bitcoin, concerns about potential manipulation of the price of bitcoin and the safety of bitcoin, market perceptions of the value of bitcoin as an investment, continuing development of the regulations applicable to bitcoin, and the changes exhibited by an early-stage technological innovation.
It is believed that speculators and investors who seek to profit from trading and holding bitcoin currently account for a significant portion of bitcoin demand. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin. Conversely, evolving government regulation, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the price of bitcoin and other factors may cause volatility in the price of bitcoin. Developments related to the Bitcoin Network’s operations, also contribute to the volatility in the price of bitcoin. These factors may continue to cause the price of bitcoin to be volatile, which may have a negative impact on the performance of a Fund.
The trading of bitcoin is fragmented across numerous digital asset trading venues. The fragmentation of the volume of bitcoin transactions across multiple digital asset trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single digital asset trading venue. Market fragmentation and volatility increases the likelihood of price differences across different digital asset trading venues.
Market participants trading bitcoin futures may seek to “hedge” or otherwise manage their exposure to such contracts by taking offsetting positions in bitcoin. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different crypto asset trading platforms. These factors potentially increase the cost and uncertainty of trading bitcoin and may decrease the effectiveness of using transactions in bitcoin to help manage or offset positions in bitcoin futures. Market participants who are unable to fully or effectively manage or hedge their positions in bitcoin futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.
Bitcoin, the Bitcoin Network and digital asset trading venues are relatively new and not subject to the same regulations as regulated securities or futures exchanges. Bitcoin crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering
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requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for bitcoin may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in bitcoin may lose money, possibly the entire value of their investments.
There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. It is possible that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has been thus far created. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoins, which could depress the price of bitcoin, or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network.
Events could adversely affect the price of bitcoin, reduce user confidence in bitcoin, the Bitcoin Network and the fairness of the venues for trading bitcoin and slow (or even reverse) the further adoption of bitcoin. Such occurrences may introduce additional volatility and have a negative impact on Fund performance.
Malicious actors could theoretically structure an attack whereby such actors gains control of more than half of the Bitcoin Network’s processing power, or “aggregate hashrate.” If a malicious actor or group of actors acquired a hashrate exceeding the rest of the Bitcoin Network, it would be able to exert unilateral control over the addition of blocks to the Bitcoin Blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same bitcoin for two or more transactions), prevent other transactions from being confirmed on the Bitcoin Blockchain, or prevent other miners from mining any valid new blocks. Each of the events described above, among other things, could adversely affect the price of bitcoin; reduce user confidence in bitcoin, the Bitcoin Network and the fairness of digital asset trading venues; and slow (or even reverse) the further adoption of bitcoin.
The Bitcoin Protocol was built using open source software by a small group of developers known as the “Bitcoin Core” (as defined herein) who help develop and maintain the original version of bitcoin, the underlying asset upon which bitcoin futures are based. The open source nature of the Bitcoin Protocol permits any developer to review the underlying code and suggest changes to it via “Bitcoin Improvement Proposals”, or “BIPs.” If accepted by a sufficient number of miners, BIPs may result in substantial changes to the Bitcoin Network, including changes that result in “forks” (as described herein). The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from blocks mined on the original Bitcoin Network maintained by the Bitcoin Core, resulting in the creation of two new blockchains whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash and Bitcoin Gold now operate as separate, independent networks. Multiple BIPs still exist, many of which are aimed at increasing the transaction capacity of the Bitcoin Network, and it is possible that one or more of these BIPs could result in further network forks. It is possible that the price of the bitcoin futures subsequent to a “fork” may be linked to the price of bitcoin on only one of the resulting Bitcoin Networks, rather than the aggregate price of bitcoin on all resulting Bitcoin Networks.
The CME considers a hard fork of the Bitcoin Blockchain where both forks continue to be actively mined and traded but may not be fungible with each other, as an unusual and extreme circumstance. The CME has determined, in the event of a hard fork or other circumstance in which the split of bitcoin is expected, CME shall decide what action to take to align bitcoin futures exposure with cash market exposures, as the CME deems appropriate.
It is possible that, notwithstanding the protocols implemented to attempt to address the impact of forks on bitcoin futures, forks and similar events could have an adverse effect on the price of bitcoin and the bitcoin futures in which a Fund invests and may adversely affect an investment in the Fund. The price of bitcoin is highly volatile, which could have a negative impact on the price and trading of bitcoin futures and the performance of a Fund.
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Since the price and trading of bitcoin futures is influenced by the price of bitcoin and events impacting the price of bitcoin, the Bitcoin Network or the digital asset trading venues, each of the events described above could have a negative impact on the price and market for bitcoin futures. For example, such events could lead to a lack of liquidity in the market for bitcoin futures or have a negative impact on the price of bitcoin futures.
Changes in the Bitcoin Network could have an adverse effect on the operation and price of bitcoin, which could have an adverse effect on the price of bitcoin futures and the value of an investment in a Fund.
New bitcoin is created when bitcoin “miners” use computers on the Bitcoin Network to solve bitcoin’s “proof of work” algorithm which records and verifies every bitcoin transaction on the Bitcoin Blockchain. In return for their services, miners are rewarded through receipt of a set amount of bitcoin known as the “block reward.” The current block reward for solving a new block is six and one quarter (6.25) bitcoin per block; a decrease from twelve and one half (12.5) bitcoin in May 2020. Based on current processing power, or “hashrate”, the block reward is estimated to halve every four (4) years. Because the block reward slowly declines at a fixed rate over time, a user may incentivize a miner to prioritize the processing of their transaction by including excess bitcoin which is collected by the miner in the form of a “transaction fee.” If transaction fees are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, miners may not have an adequate incentive to continue mining and may cease their mining operations.
If the price of bitcoin or the reward for mining new blocks is not sufficiently high to incentivize miners, miners may cease expending hashrate to solve blocks and, as a result, confirmations of transactions on the Bitcoin Blockchain could be slowed temporarily and inhibit the function of the Bitcoin Network. This could have a negative impact on the value of an investment in a Fund.
Additionally, if the price of bitcoin falls below that which is required for mining operators to turn a profit, some mining operators may temporarily discontinue mining bitcoin by either halting operations or switching their mining operations to mine other digital assets. If miners reduce or cease their mining operations it would reduce the aggregate hashrate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty (50) percent of the aggregate hashrate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten (10) minute confirmation time currently targeted by the Bitcoin Network protocol, but significant reductions in aggregate hashrate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or aggregate hashrate of the Bitcoin Network may adversely affect the utility and price of bitcoin, which may have a negative impact on bitcoin futures.
A decline in the adoption of bitcoin could have a negative impact on the price of bitcoin and the bitcoin trading venues and, in turn, a negative impact on the price and market for bitcoin futures.
Bitcoin is used as a form of payment both directly and, more commonly, through an intermediary service which converts bitcoin payments into local currency. However, the adoption of bitcoin has been limited when compared with the increase in the price of bitcoin as determined by the digital asset trading venues. This may indicate that the majority of bitcoin’s use continues to be for investment and speculative purposes. The continued adoption of bitcoin will require growth in its usage as a means of payment and in the Bitcoin Blockchain for various applications.
A lack of expansion or a reduction in usage of bitcoin and the Bitcoin Blockchain could adversely affect the digital asset trading venues. This, in turn, may have a negative impact on the market for bitcoin. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage, or the market for bitcoin futures, will continue to grow over the long-term. A contraction in the use of bitcoin may result in a lack of liquidity in the digital asset trading venues, increased volatility in or a reduction to the price of bitcoin, and other negative consequences. This, in turn, could exacerbate any lack of
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liquidity in the market for bitcoin futures, cause increased volatility in, or a reduction to the price, of bitcoin futures and other negative consequences. Each of these events could increase volatility that would adversely impact the value of an investment in a Fund.
A new competing digital asset may pose a challenge to bitcoin’s current market dominance, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin.
The Bitcoin Network and bitcoin, as an asset, currently hold a “first-to-market” advantage over other digital assets. This first-to-market advantage has resulted in the Bitcoin Network evolving into the most well-developed network of any digital asset. The Bitcoin Network currently enjoys the largest user base of any digital asset and, more importantly, the largest combined mining power in use to secure the Bitcoin Blockchain. Having a large mining network enhances user confidence regarding the security of the Bitcoin Blockchain and long-term stability of the Bitcoin Network. However, the large mining network also increases the difficulty of solving for bitcoins, which at times may incentivize miners to mine other digital assets. It is possible that real or perceived shortcomings in the Bitcoin Network, technological, regulatory or other developments could result in a decline in popularity and acceptance of bitcoin and the Bitcoin Network.
It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin, and as a result, an investment in the Fund.
It is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. In particular, digital assets “Ethereum”, “Ripple” and “Stellar” have acquired a substantial share of the digital asset market in recent years, which may be in part due to perceived institutional backing, demand for unique or additional use‐cases, and/or demand for potentially advantageous features not incorporated into the Bitcoin Network and bitcoin. Additionally, growth in market share for other digital assets may be in part due to demand for consensus mechanisms and scalability different from the Bitcoin Network and bitcoin. Such demand may exceed demand for the Bitcoin Network and bitcoin. There are other digital assets, or alt-coins, gaining momentum as the price of the bitcoin continues to rise and investors see the cheaper digital assets as attractive alternatives. Additionally, the continued rise of alt-coins could lead to a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin and the digital asset trading venues.
Regulatory initiatives by governments and uniform law proposals by academics and participants in the bitcoin economy may impact the use of bitcoin or the operation of the Bitcoin Network in a manner that adversely affects bitcoin futures.
As bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments and self-regulatory agencies have begun to examine the operations of bitcoin, cryptocurrencies and other digital assets, the Bitcoin Network, bitcoin users, and the digital asset trading venues. Regulation of digital assets, like bitcoin, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of bitcoin or impose other requirements that may adversely impact the liquidity and price of bitcoin, the demand for bitcoin, the operations of the digital asset trading venues and the performance of the bitcoin futures. If the digital asset trading venues become subject to onerous regulations, among other things, trading in bitcoin may be concentrated in a smaller number of crypto asset trading platforms, which may materially impact the price, volatility and trading volumes of bitcoin. Additionally, the digital asset trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade bitcoin (which may materially impact price, volatility or trading of bitcoin more generally). Each of these events could have a negative impact on the price of bitcoin futures and increase volatility.
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The regulation of bitcoin, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on consumer adoption and the market value of bitcoin. Conversely, the resolution of these conflicts may result in the rapid expansion of the bitcoin economy and consumer adoption. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of the Fund to continue to operate.
Additionally, to the extent that bitcoin itself is determined to be a security, commodity future or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, bitcoin trading or ownership in bitcoin, the bitcoin futures may be adversely affected, which may have an adverse effect on the value of your investment in a Fund. In sum, bitcoin regulation takes many different forms and will, therefore, impact bitcoin and its usage in a variety of manners.
The Bitcoin Network is currently maintained by the Bitcoin Core and no single entity owns the Bitcoin Network. However, with the growing adoption of bitcoin and the significant increase in speculative activity surrounding bitcoin and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Bitcoin Network or applications built upon the Bitcoin Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s or the Bitcoin Blockchain’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect the price of bitcoin and adversely affect the bitcoin futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin, which could adversely affect the value of the bitcoin futures.
An interruption in Internet service or a limitation of Internet access could impact the functionality of the Bitcoin Network.
The Bitcoin Network’s functionality relies on the Internet. A broadly accepted and widely adopted decentralized network is necessary for a fully-functional blockchain network, such as the Bitcoin Network. Features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, are essential to preserve the stability of the network and decrease the risk of fraud or cyber-attacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network, the price of bitcoin and bitcoin futures.
ETHER RELATED INVESTMENTS
Ether
Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a fiat currency. As of the date of this SAI, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.
The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.
Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network.
Ether is the native token on the Ethereum Network, but users may create additional tokens, the ownership of which is recorded on the Ethereum Network. As with other digital assets, ether and the
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Ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium or exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native tokens (including non-fungible tokens and asset-backed tokens), and supporting various “layer 2” projects. Compared to the Bitcoin Network, which is solely intended to record the ownership of bitcoin, the intended uses of the Ethereum Network are far more broad.
The Ethereum Foundation (“EF”) is a non-profit organization that is dedicated to supporting Ethereum and related technologies. The EF, alongside other organizations, supports Ethereum Protocol development through funding and advocacy. The EF finances its activities through its initial allocation of ether at the launch of the Ether Network in 2015. Although the EF does not control Ethereum, and is one of many organizations within the Ethereum ecosystem, it is the most significant driving force for Ethereum Protocol development and support of Ethereum generally.
Ethereum Network
The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which include validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.
Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.
The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications.
Ethereum Protocol
The Ether Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.
If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum Network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.
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An Ethereum private key controls the transfer or “spending” of ether from its associated public Ethereum address. An Ethereum “wallet” is a collection of public Ethereum addresses and their associated private key(s). It is designed such that only the owner of ether can send ether, only the intended recipient of ether can unlock what the sender sent and both transactions and ownership can be verified by any third party anywhere in the world.’
Fees need to be paid in ether in order to facilitate transactions and execute smart contracts. The fee that is charged is called “gas.” Gas price is often a small fraction of ether, which is denoted in the unit of Gwei (10^9 Gwei = 1 ether). Gas is essential in sustaining the Ethereum Network. It incentivizes validators to process and verify transactions and incentivizes new validators to stake ether. Gas fees are a product of Ethereum Network demand relative to the Ethereum Network’s capacity.
Ether Futures
A futures contract is a standardized contract traded on, or subject to the rules of, an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Futures contracts are traded on a wide variety of underlying assets, including ether, bonds, interest rates, agricultural products, stock indexes, currencies, digital assets, energy, metals, economic indicators and statistical measures. The notional size and calendar term of futures contracts on a particular underlying asset are identical and are not subject to any negotiation, other than with respect to price and the number of contracts traded between the buyer and seller. Futures contracts expire on a designated date, referred to as the “expiration date.”
Each Fund generally deposits cash (also known as “margin”) with an FCM for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by a Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require a Fund to deposit additional margin collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CME Ether Futures are substantially higher than margin requirements for many other types of futures contracts.
CME Ether Futures commenced trading on the CME Globex electronic trading platform on February 8, 2021 under the ticker symbol “ETH”. CME Ether Futures are cash-settled in U.S. dollars, based on the CME CF Ether Reference Rate. The CME CF Ether Reference Rate is a volume-weighted composite of U.S. dollar-ether trading activity on the Constituent Exchanges. The Constituent Exchanges are selected by CF Benchmarks based on the Constituent Exchange Criteria. The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-you-client regulations and anti-money laundering regulations.
Each Constituent Exchange is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the Constituent Exchange continues to meet all criteria. CF Benchmarks and the CME CF Ether Reference Rate are subject to United Kingdom Financial Conduct Authority Regulation
Although a Fund does not invest in ether, events impacting the price of ether across all ether trading venues could impact the price and market for ether futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Ether Reference Rate which provides reference prices for final settlement of CME ether futures. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on a Fund, its investments, and its ability to implement its investment strategy.
The liquidity of the market for ether futures depends on, among other things: the supply and demand for ether futures; the supply and demand for ether; the adoption of ether for commercial uses; the anticipated
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increase of investments in ether-related investment products by retail and institutional investors; speculative interest in ether, ether futures, and ether-related investment products; regulatory or other restrictions on investors’ ability to invest in ether futures; and the potential ability to hedge against the price of ether with ether futures (and vice versa).
The market for ether futures may be illiquid. This means that a Fund may not be able to buy and sell ether futures quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for ether futures depends may cause the market to become illiquid, for short or long periods. In such markets, a Fund may not be able to buy and sell ether futures quickly (or at all) or at the desired price. Market illiquidity may cause losses for a Fund. Additionally, the large size of the futures positions which a Fund may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to buy or sell futures contracts or other financial instruments.
The contractual obligations of a buyer or seller holding a futures contract to expiration may be satisfied by settling in cash as provided by the terms of such contract. However, a Fund does not intend to hold ether futures through expiration. Instead, the Fund intends to “roll” futures positions. “Rolling” refers to a process whereby futures contracts nearing expiration are closed out and replaced with identical futures contracts with a later expiration date. Accordingly, each Fund is subject to risks related to rolling.
When the market for certain futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby ether futures would take place at a price that is lower than the price of the more distant ether futures. This pattern of higher futures prices for longer expiration ether futures is often referred to as “contango.” Alternatively, when the market for certain ether futures is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby ether futures would take place at a price that is higher than the price of the more distant ether futures. This pattern of higher future prices for shorter expiration ether futures is referred to as “backwardation.”
There have been extended periods in which contango or backwardation has existed in certain futures markets in general. Such periods could occur in the future for ether futures and may cause significant and sustained losses. Additionally because of the frequency with which a Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
The CME has established margin requirements for ether futures at levels that may be substantially higher than the margin requirements for more established futures contracts. The Futures Commission Merchants (“FCMs”) utilized by a Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. Margin Requirements may be more likely to change during periods of high volatility. High margin requirements could prevent a Fund from obtaining sufficient exposure to ether futures and may adversely affect its ability to achieve its investment objective. An FCM’s failure to return required margin to a Fund on a timely basis may cause such Fund to delay redemption settlement dates and/or restrict, postpone or limit the right of redemption.
The term “margin” refers to the minimum amount a Fund must deposit and maintain with its FCM in order to establish an open position in futures contracts. The minimum amount of margin required in connection with a particular futures contract is set by the exchange on which such contract is traded and is subject to change at any time during the term of the contract. FCMs may require customers to post additional
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amounts above the required minimums. Futures contracts are customarily bought and sold on margins that represent a percentage of the aggregate purchase or sales price of the contract.
In addition, FCMs utilized by a Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. As a result, a Fund may need to transact through a number of FCMs to achieve its investment objective. If enough FCMs are not willing to transact with a Fund, or if exposure limits imposed by such FCMs do not provide sufficient exposure, a Fund may not be able to achieve its investment objective.
There may be circumstances that could prevent or make it impractical for a Fund to operate in a manner consistent with its investment objective and investment strategies.
The price of ether has experienced periods of extreme volatility. The price of ether may change dramatically and without warning. This volatility is due to a number of factors, including the supply and demand for ether, concerns about potential manipulation of the price of ether and the safety of ether, market perceptions of the value of ether as an investment, continuing development of the regulations applicable to ether, and the changes exhibited by an early-stage technological innovation.
It is believed that speculators and investors who seek to profit from trading and holding ether currently account for a significant portion of ether demand. Such speculation regarding the potential future appreciation in the price of ether may artificially inflate or deflate the price of ether. Conversely, evolving government regulation, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the price of ether and other factors may cause a drop in the price of ether. Developments related to the Ethereum Network’s operations, also contribute to the volatility in the price of ether. These factors may continue to cause the price of ether to be volatile, which may have a negative impact on the performance of the ether futures and on the performance of a Fund.
The trading of ether is fragmented across numerous trading venues. The fragmentation of the volume of ether transactions across multiple trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increases the likelihood of price differences across different trading venues.
Market participants trading ether futures may seek to “hedge” or otherwise manage their exposure to such contracts by taking offsetting positions in ether. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different crypto asset trading platforms. These factors potentially increase the cost and uncertainty of trading ether and may decrease the effectiveness of using transactions in ether to help manage or offset positions in ether futures. Market participants who are unable to fully or effectively manage or hedge their positions in ether futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.
Ether, the Ethereum Network and ether trading venues are relatively new. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. Ether crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for ether may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in ether may lose money, possibly the entire value of their investments.
There is no central registry showing which individuals or entities own ether or the quantity of ether that is owned by any particular person or entity. It is possible that a small group of early ether adopters hold a significant proportion of the ether that has been thus far created. There are no regulations in place that would
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prevent a large holder of ether or a group of holders from selling their ether, which could depress the price of ether, or otherwise attempting to manipulate the price of ether or the Ethereum Network.
Events could adversely affect the price of ether, reduce user confidence in ether, the Ethereum Network and the fairness of the venues for trading ether and slow (or even reverse) the further adoption of ether.
Malicious actors could theoretically structure an attack whereby they gain control of more than half of the network’s staked ether, or “aggregate stake.” If a malicious actor or group of actors acquired a stake exceeding the rest of the Ethereum Network, they would be able to exert unilateral control over the addition of blocks to the Ethereum blockchain. This would allow them to engage in “double spending,” prevent other transactions from being confirmed on the Ethereum blockchain or prevent other validators from validating any new blocks. Each of these events, among other things, could adversely affect the price of ether, reduce user confidence in the Ethereum Network and the fairness of ether trading venues, and slow (or even reverse) the further adoption of ether.
The Ethereum Protocol was built using open source software by a small group of developers who help develop and maintain the original version of ether, the underlying asset upon which ether futures are based. The open source nature of the Ethereum Protocol permits any developer to review the underlying code and suggest changes to it. If accepted by a sufficient number of validators, these changes may result in substantial changes to the Ethereum Network, including changes that result in “forks” (as described herein). It is possible that the price of ether futures subsequent to a “fork” may be linked to the price of ether on only one of the resulting Ethereum Networks, rather than the aggregate price of ether on all resulting Ethereum Networks.
In April 2016, a decentralized autonomous organization, known as “The DAO” launched on the Ethereum Network. Decentralized autonomous organizations operate on smart contracts which form a foundational framework that dictates how the organization will operate. In exchange for ether, The DAO created DAO Tokens (proportional to the amount of ether paid) that were then assigned to the Ethereum blockchain address of the person or entity remitting the ether. A DAO Token granted the DAO Token holder certain voting and ownership rights in The DAO. In June 2016, The DAO smart contract code was hacked, resulting in approximately one-third of the total ether raised in The DAO’s offering being diverted to an Ethereum blockchain address controlled by the attacker, an unknown individual or group. In response to the attack, and upon a vote of Ethereum community members, a “hard fork” was implemented which had the effect of transferring all of the funds raised (including those held by the attacker) from The DAO to a recovery address, where DAO Token holders could exchange their DAO Tokens for ether. Any DAO Token holders who adopted the hard fork could exchange their DAO Tokens for ether and avoid any loss. The permanent hard fork resulted in two different versions of the Ethereum blockchain: Ethereum and Ethereum Classic.
The CME considers a hard fork of the Ethereum blockchain where both forks continue to be actively validated and traded but may not be fungible with each other, as an unusual and extreme circumstance. The CME has determined, in the event of a hard fork or other circumstance in which the split of ether is expected, CME shall decide what action to take to align ether futures exposure with cash market exposures, as the CME deems appropriate. It is possible that, notwithstanding the protocols implemented to attempt to address the impact of forks on ether futures, forks and similar events could have an adverse effect on the price of ether and the ether futures in which a Fund invests and may adversely affect an investment in the Fund. The price of ether is highly volatile, which could have a negative impact on the price and trading of ether futures, and the performance of a Fund.
It is believed that speculators and investors who seek to profit from trading and holding ether currently account for a significant portion of ether demand. Such speculation regarding the potential future appreciation in the price of ether may artificially inflate or deflate the price of ether. Conversely, evolving government regulation, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the price of ether and other factors may cause a drop in the price of ether. Developments
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related to the Ethereum Network’s operations, also contribute to the volatility in the price of ether. These factors may continue to cause the price of ether to be volatile, which may have a negative impact on the performance of the ether futures and on the performance of a Fund.
Since the price and trading of ether futures is influenced by the price of ether and events impacting the price of ether, the Ethereum Network or the ether trading venues, each of the events described above could have a negative impact on the price and market for ether futures. For example, such events could lead to a lack of liquidity in the market for ether futures or have a negative impact on the price of ether futures.
Changes in the Ethereum Network could have an adverse effect on the operation and price of ether, which could have an adverse effect on the price of ether futures and the value of an investment in a Fund.
New ether is created when ether “validators” use their stake on the Ethereum Network to participate in the consensus mechanism, which records and verifies every ether transaction on the Ethereum Blockchain. In return for their services, validators are rewarded through receipt of a set amount of ether. If transaction fees are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, validators may not have an adequate incentive to continue validating and may cease their operations.
If the price of ether or the reward for validating new blocks is not sufficiently high to incentivize validators, validators may cease participating in the consensus mechanism and, as a result, confirmations of transactions on the Ethereum Blockchain could be slowed temporarily and inhibit the function of the Ethereum Network. This could have a negative impact on the value of an investment in a Fund.
Additionally, if the price of ether falls below that which is required for validators to turn a profit, some validators may temporarily discontinue their operations. If validators reduce or cease their operations, it would reduce the aggregate stake on the Ethereum Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain and make the Ethereum Network more vulnerable to a malicious actor or actors. If one or more validators obtain control of greater than thirty-three (33) percent of the aggregate stake on the Ethereum Network, those validators may attempt to reshuffle or reorder blocks in the Ethereum blockchain, potentially excluding valid transactions or permitted “double spending” of ether. Malicious actors controlling greater than thirty-three (33) percent of the aggregate stake could also potentially resolve two forks of the Ethereum blockchain simultaneous, which would cause confusion and likely result in reduced confidence in the Ethereum blockchain, both of which would have a material adverse impact on the value of ether and ether futures, and as a result, an investment in the Fund. However, any such attack would likely result in the malicious validators forfeiting their staked ether. Any reduction in confidence in the confirmation process or aggregate stake of the Ethereum Network may adversely affect the utility and price of ether, which may negatively impact ether futures and an investment in a Fund.
A decline in the adoption of ether could have a negative impact on the price of ether and the ether trading venues and, in turn, a negative impact on the price and market for ether futures and the value of an investment in a Fund.
Ether is used as a form of payment both directly and, more commonly, through an intermediary service which converts ether payments into local currency. However, the adoption of ether has been limited when compared with the increase in the price of ether as determined by the ether trading venues. This may indicate that the majority of ether’s use continues to be for investment and speculative purposes. The continued adoption of ether will require growth in its usage as a means of payment and in the Ethereum Blockchain for various applications.
A lack of expansion or a reduction in usage of ether and the Ethereum Blockchain could adversely affect the ether trading venues. This, in turn, may have a negative impact on the market for ether futures and the performance of the Fund. Even if growth in ether adoption continues in the near or medium-term, there is no assurance that ether usage, or the market for ether futures, will continue to grow over the long-term. A contraction in the use of ether may result in a lack of liquidity in the ether trading venues, increased volatility in or a reduction in the price of ether, and other negative consequences. This, in turn, could exacerbate any
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lack of liquidity in the market for ether futures, cause increased volatility in, or a reduction to the price, of ether futures and other negative consequences. Each of these events could adversely impact the value of an investment in a Fund.
A new competing digital asset may pose a challenge to ether’s current market dominance, resulting in a reduction in demand for ether, which could have a negative impact on the price and market for ether and, in turn, a negative impact on the price and market for ether futures and the value of an investment in a Fund.
It is possible that other blockchains will emerge that are similarly designed to support the development, deployment, and operation of smart contracts. These alternative blockchains have in the past and may in the future seek to compete with the Ethereum Network by offering faster transaction processing and/or lower fees. The market demand for these alternative blockchains may reduce the market demand for ether which would adversely impact an investment in a Fund.
The Ethereum blockchain has at times experienced material network congestion, high transaction fees and other scalability challenges. Although the Ethereum Foundation has proposed various updates to the Ethereum blockchains protocol to address these challenges, to date they have been primarily addressed by sol-called “layer 2” solutions. Layer 2 networks generally require users to “lock” ether into the layer 2 network in order to benefit from their efficiencies, thereby making the locked ether unavailable to transfer on the underlying blockchain or within other layer 2 networks. While these solutions have, in the past, reduced fees and increased transaction times, they result in the actions of development teams whose interests may not be aligned with that of the greater Ethereum community. Further, there is no guarantee that these layer 2 solutions will continue to be effective or that users or and investors in public blockchains will not determine that blockchains without scalability issues or a reliance on layer 2 solutions are preferable. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that a layer 2 solution, if not implemented correctly, would compromise the security or decentralization of the underlying blockchain network.
Regulatory initiatives by governments and uniform law proposals by academics and participants in the ether economy may impact the use of ether or the operation of the Ethereum Network in a manner that adversely affects ether futures and the value of an investment in a Fund.
As ether and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments and self-regulatory agencies have begun to examine the operations of ether, digital assets and other digital assets, the Ethereum Network, ether users, and the ether trading venues. Regulation of digital assets, like ether, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of ether or impose other requirements that may adversely impact the liquidity and price of ether, the demand for ether, the operations of the ether trading venues and the performance of the ether futures. If the ether trading venues become subject to onerous regulations or are required to comply with existing applicable regulations, among other things, trading in ether may be concentrated in a smaller number of crypto asset trading platforms, which may materially impact the price, volatility and trading volumes of ether. Additionally, the ether trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade ether (which may materially impact price, volatility or trading of ether more generally). Each of these events could have a negative impact on ether futures and the value of an investment in a Fund.
The regulation of ether, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for ether businesses to provide services, which may impede the growth of the ether economy and have an adverse effect on consumer adoption and the market value of ether. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to operate.
Additionally, to the extent that ether itself is determined to be a security, commodity future or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Ethereum Network, ether trading or ownership in ether, the ether futures
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may be adversely affected, which may have an adverse effect on the value of your investment in a Fund. In sum, ether regulation takes many different forms and will, therefore, impact ether and its usage in a variety of manners.
No single entity owns the Ethereum Network. However, with the growing adoption of ether and the significant increase in speculative activity surrounding ether and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Ethereum Network or applications built upon the Ethereum Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Ethereum Network’s or the Ethereum Blockchain’s long-term viability or the ability of end-users to hold and transfer ether may adversely affect the price of ether and adversely affect the ether futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Ethereum Network or holding or transferring their ether, which could adversely affect the value of the ether futures. As a result, an intellectual property rights claim against Ethereum Network participants could have a material adverse impact on a Fund.
An interruption in Internet service or a limitation of Internet access could impact the functionality of the Ethereum Network.
The Ethereum Network’s functionality relies on the Internet. A broadly accepted and widely adopted decentralized network is necessary for a fully-functional blockchain network, such as the Ethereum Network. Features of the Ethereum Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, are essential to preserve the stability of the network and decrease the risk of fraud or cyber-attacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Ethereum Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Ethereum Network, the price of ether and ether futures and therefore adversely affect the value of an investment in a Fund.
If ether is determined or is expected to be determined to be a security under the federal securities laws, that could materially and adversely affect the trading of ether futures contracts held by a Fund and the Fund’s ability to pursue its investment objective. For example, in general a futures contract on a security is regulated as a security futures product, which is an instrument that may only be listed in accordance with CFTC and SEC requirements and traded on a facility (and through intermediaries) that is registered with both the SEC and CFTC. At present, ether futures contracts held by a Fund are not listed in accordance with such requirements. If ether is determined or alleged to be a security, it is possible that trading in ether futures contracts held by a Fund could be halted or otherwise disrupted, become illiquid and/or lose significant value and a Fund may have difficulty unwinding or closing out its ether futures contracts. In that event, value of an investment in a Fund - could decline significantly and without warning, including to zero. There is no guarantee that security futures contracts on ether would be begin trading on any particular timeframe or at all or that a Fund would be able to invest in such instruments. The determination that ether is a security and the related impacts on ether futures contracts may result in extraordinary expenses for a Fund.
Correlation of Bitcoin and Ether
Historically, the spot price movements of ether and bitcoin generally have been correlated. The spot prices of ether historically have generally been more volatile than the spot prices of bitcoin (i.e. rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rises and falling more than bitcoin on days that the spot prices of bitcoin falls). There is no guarantee that this correlation will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue.
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FUTURES CONTRACTS
Futures in General
A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited, and investors may lose the amount that they invested plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).
All of a Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures. All futures entered into by a Fund will be cleared by a clearing house that is regulated by the CFTC. A Fund’s FCM may limit a Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect a Fund’s performance and its ability to achieve its investment objective.
In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
Futures Margin Requirements
Upon entering into a futures contract, a Fund will be required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the contract’s value (these amounts are subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. A party to a futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to futures is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to customer futures positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and
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the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for futures positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. If an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Correlation Risk
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although a Fund intends to buy or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, a Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.
Speculative Position Limits and Accountability Levels
The CFTC and domestic exchanges have established speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor may be aggregated for this purpose. Although it is possible that the trading decisions of the Advisor may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits, the Advisor believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy.
In addition the domestic exchanges have established accountability levels (“accountability levels”) on futures contracts traded on U.S.-based Futures exchanges. The accountability levels establish a threshold above which the exchange may exercise greater scrutiny and control over a Fund’s positions.
If a Fund were to reach its position limits and position accountability levels on bitcoin or ether futures contracts, or if the Advisor believes it is reasonably likely to do so, the Advisor intends to take such action as it believes appropriate and in the best interest of a Fund in light of the totality of the circumstances at such time. In such instances, a Fund reserves the right to invest in U.S. listed equity securities whose performance the Advisor believes may correspond, or be closely related, to the performance of bitcoin, ether, bitcoin futures contracts, or ether futures contracts, such as equity securities of companies involved in the digital asset industry. Each Fund may also consider investing any cash on hand due to position limits or accountability levels in money market instruments. Each Fund also may, after consultation with the Staff of the SEC, consider investing in U.S. listed futures contracts on digital assets other than bitcoin or ether or in
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other crypto-related instruments whose performance the Advisor believes may correspond to the performance of bitcoin, bitcoin futures, ether or ether futures contracts, such as exchange traded notes and funds, privately offered funds, or swaps on an ether reference rate. Each Fund would not invest in these other instruments if doing so would be inconsistent with applicable law or regulation or the then-stated position of the SEC or its staff. In addition, the Advisor might recommend to the Board that a Fund convert to an open-end or closed-end fund structure or other pooled investment vehicle that invests directly in spot bitcoin and spot ether.
DEBT INSTRUMENTS
Below is a description of various types of money market instruments and other debt instruments that a Fund may utilize for investment purposes or for liquidity purposes. Other types of money market instruments and debt instruments may become available that are similar to those described below and in which a Fund also may invest consistent with their investment goals and policies. Each Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
Money Market Instruments
To seek its investment objective, as a cash reserve, for liquidity purposes each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, floating and variable rate notes, commercial paper, certificates of deposit, time deposits, bankers’ acceptances or repurchase agreements and other short-term liquid instruments secured by U.S. government securities. Each Fund may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. Each Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
U.S. Government Securities
A Fund may invest in U.S. government securities in pursuit of their investment objectives or for liquidity purposes.
U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance: U.S. Treasury bills, which have initial maturities of one year or less; U.S. Treasury notes, which have initial maturities of one to ten years; and U.S. Treasury bonds, which generally have initial maturities of greater than ten years. In addition, U.S. government securities include Treasury Inflation-Protected Securities (“TIPS”). TIPS are inflation-protected public obligations of the U.S. Treasury. These securities are designed to provide inflation protection to investors. TIPS are income generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index such as the Consumer Price Index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Small Business Administration, the Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, the Tennessee Valley Authority, the
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Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies and instrumentalities described above, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. All U.S. government securities are subject to credit risk.
Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.
From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity may be adversely impacted.
INVESTMENT IN A SUBSIDIARY
Each of the Bitcoin ETF, the Bitcoin & Ether Market Cap Weight ETF, the Bitcoin & Ether Equal Weight ETF, the Ether ETF, the Short Bitcoin ETF, the Short Ether ETF, the Ultra Bitcoin ETF, the Ultra Ether ETF, the UltraShort Bitcoin ETF and the UltraShort Ether ETF (each, a “Parent Fund”) intends to achieve commodity exposure through investment in the ProShares Cayman Bitcoin Strategy Portfolio, ProShares Cayman Bitcoin & Ether Strategy Portfolio, ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, ProShares Cayman Ether Strategy Portfolio, ProShares Cayman Bitcoin Inverse Strategy Portfolio, ProShares Cayman Short Ether Strategy Portfolio, ProShares Cayman Ultra Bitcoin Portfolio, ProShares Cayman Ultra Ether Portfolio, ProShares Cayman UltraShort Bitcoin Portfolio, or the ProShares Cayman UltraShort Ether Portfolio, respectively, each a wholly-owned subsidiary of its respective Parent Fund (each, a “Subsidiary”) organized under the laws of the Cayman Islands. Each Parent Fund’s investment in its respective Subsidiary is intended to provide such Parent Fund with exposure to commodity and financial markets in accordance with applicable rules and regulations. Each Subsidiary may invest in derivatives, including futures and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Neither Subsidiary is registered under the 1940 Act, and neither Subsidiary will have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of each Parent Fund, including its investment in its respective Subsidiary, and the Parent Fund’s role as the sole shareholder of the Subsidiary.
Changes in the laws of the United States and/or the Cayman Islands, under which the Parent Funds and the Subsidiaries are organized, respectively, could result in the inability of a Parent Fund and/or its respective Subsidiary to operate as described in this SAI and could negatively affect a Parent Fund and its
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shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Parent Fund shareholders would likely suffer decreased investment returns. See “Taxation” below for more information.
The financial statements of each Subsidiary will be consolidated with its respective Parent Fund’s financial statements in the Parent Fund’s Form N-CSR filings.
SWAPS
General
A Fund may enter into swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position including in circumstances in which direct investment is restricted, impossible, or is otherwise impracticable. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Each Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.
As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
As a trading technique, ProShare Advisors may substitute physical securities with a swap having investment characteristics substantially similar to the underlying securities. A Fund may also enter into swaps that provide the opposite return of their benchmark or a security. Their operations are similar to that of the swaps discussed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are often netted with any unrealized gain or loss to determine the value of the swap.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track
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the performance of that index. The performance of an ETF may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
ProShare Advisors, under the supervision of the Board, is responsible for determining and monitoring the liquidity of each Fund’s transactions in swaps.
Common Types of Swaps
A Fund may enter into any of several types of swaps, including:
Total Return Swaps. Total return swaps may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way
Interest Rate Swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long- or short-term interest rates. For example, a Fund may enter into an interest rate swap to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.
Credit Default Swaps (“CDS”): A CDS generally references one or more debt securities or reference entities. The protection “buyer” in a CDS is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default in payments of interest or principal on bonds, has occurred in respect of the reference entity or assets. If a credit event occurs, the seller generally must pay the buyer: (a) the full notional value of the swap; or (b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default.
Other Swaps. Other forms of swaps that a Fund may enter into include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Mechanics of a Fund’s Swaps
Payments. Most swaps entered into by a Fund (but generally not CDS) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps, such as CDS, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity.
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A Fund’s current obligations under most swaps (e.g., total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap). However, typically no payments will be made until the settlement date.
Swaps that cannot be terminated in the ordinary course of business within seven days at approximately the amount a Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations.
Counterparty Credit Risk. A Fund will not enter into any uncleared swap (i.e., not cleared by a central counterparty) unless ProShare Advisors believes that the other party to the transaction is creditworthy. The counterparty to an uncleared swap will typically be a major global financial institution. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral, and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Upon entering into a cleared swap, a Fund is required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the notional amount (this amount is subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
A party to a cleared swap is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to cleared swaps is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to cleared swap positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a
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relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for cleared swaps positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the amount of initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, if an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by an FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Termination and Default Risk. Certain of the Fund’s swap agreements contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement.
Regulatory Margin
In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between a Fund and its counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the relevant Fund is in default on its obligations to the swap counterparty.
In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). From time to time, the initial margin rules may apply to certain Funds’ swap trading relationships. In the event that the rules apply to a Fund, they would impose significant costs on such a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect ProShare Advisors’ ability to manage the Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to the Fund’s investors.
Risks of Government Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The regulation of derivatives markets in the U.S., the European Union (“E.U.”), the United Kingdom (“U.K.”) and other jurisdictions is an evolving area of law and continues to be subject to modification by government and judicial action. Legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), have resulted in increased regulation of derivatives, including clearing, margin, trade execution, reporting, recordkeeping and registration requirements.
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Derivatives regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to the Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and the Fund may as a result be unable to execute its investment strategies in a manner that ProShare Advisors might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.
Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU, the U.K. and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit a Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU and the U.K., governmental authorities could reduce, eliminate or convert to equity the liabilities to a Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).
In addition, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and requires registered investment companies to adopt and implement a derivatives risk management program. In connection with the adoption of the rule, the SEC eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule.
These and future rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their full impact on a Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose a Fund to different kinds of risks and costs.
Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.
As noted in this SAI, the SEC has in recent years proposed and, in some cases, finalized several new rules regarding a wide range of topics relevant to the Funds. For example, the SEC has proposed new rules requiring the reporting and public disclosure of a manager’s positions in security-based swaps, including CDS, equity total return swaps and related positions. The SEC has also finalized new rules restricting activities that could be considered to be manipulative in connection with security-based swaps, new rules
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regarding beneficial ownership and public reporting by managers under Section 13 of the Exchange Act, and new rules requiring the central clearing of certain cash and repurchase transactions involving U.S. Treasuries. The SEC has also adopted a new rule that will require reporting and public disclosure of certain securities loan transaction information. These and other proposed new rules, whether assessed on an individual or collective basis, could fundamentally change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of fund advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for the Funds to execute certain investment strategies and may have a material adverse effect on a Fund’s ability to generate returns.
BORROWING
Each Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.
Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. Subject to applicable law, such agreements may be subject to the 300% asset coverage requirement applicable to borrowings by the Fund.
CASH RESERVES
In seeking to achieve its investment objective, as a cash reserve, for liquidity purposes, or as cover for positions it has taken, each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.
SHORT SALES (Not applicable to the Bitcoin Strategy ETF, the Bitcoin & Ether Market Cap Weight Strategy ETF, the Bitcoin & Ether Equal Weight Strategy ETF, and the Ether Strategy ETF)
A Fund may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a
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premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.
A Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short.
A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on new or increases in short sales of certain securities, including short positions on such securities acquired through swaps, in response to market events. Bans on short selling and such short positions may make it impossible for a Fund to execute certain investment strategies and a Fund may be unable to execute its investment strategies as a result. The SEC has also adopted new rules that require investment managers to file monthly confidential reports with the SEC regarding equity short sales and related activity. Under the new rules, the SEC will publicly disclose aggregated short position information on a monthly basis. In addition, other non-U.S. jurisdictions (such as the EU and the UK) where the Fund may trade have reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on the Investment Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where the Investment Manager seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy.
REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund will be monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times
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may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.
REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by a Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. The new clearing requirements could make it more difficult for a Fund to execute certain investment strategies.
In addition, as discussed above, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). Pursuant to the rule, whenever a Fund enters into a reverse repurchase agreement, it will either: (i) be consistent with Section 18 of the Act and maintain asset coverage of at least 300% of the value of the repurchase agreement; or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the value-at-risk-based limit on leverage risk.
CYBERSECURITY
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of a Fund’s third-party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities in which each Fund invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While each Fund has established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by issuers in which a Fund invests.
MANAGEMENT
There may be circumstances outside the control of ProShare Advisors, the Trust, the Administrator (as defined below), the transfer agent, the Custodian (as defined below), any sub-custodian, the Distributor (as defined below), and/or a Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or
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activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while ProShare Advisors has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent a Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.
NON-DIVERSIFIED STATUS
Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify as a RIC accorded special tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A Fund’s ability to pursue its investment strategy may be limited by that Fund’s intention to qualify as a RIC and its strategy may bear adversely on its ability to so qualify. For more details, see “Taxation” below. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.
MARKET DISRUPTION AND GEOPOLITICAL RISK
War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of securities in affected countries, a weakening of the affected countries’ currencies or other adverse consequences to their respective economies. Sanctions impair the ability of a Fund to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions.
TRADE DISPUTES
Global economies interdependent on and may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.
PORTFOLIO TURNOVER
A Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. However, a Fund may trade through broker-dealers that charge a commission. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge
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of available information as to the general level of commissions paid by other institutional investors for comparable services.
A Fund’s portfolio turnover rate may vary from year to year, as well as within a year. It is difficult to estimate what each Fund’s actual portfolio turnover rate will be in the future. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by a Fund. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including the futures contracts in which a Fund invests, are excluded from the calculation of Portfolio Turnover Rate for each Fund. If such transactions were included, a Fund’s portfolio turnover rate would be significantly higher.
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SPECIAL CONSIDERATIONS
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Applies to Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, UltraShort Bitcoin ETF, and UltraShort Ether ETF Only
To the extent discussed herein and in each Fund’s Prospectus, each Fund presents certain risks, some of which are further described below.
TRACKING AND CORRELATION
Several factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark. Among these factors are: (i) a Fund’s fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (ii) less than all of the securities underlying a Fund’s benchmark being held by the Fund and/or securities not included in its benchmark being held by a Fund; (iii) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in a benchmark; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) holding instruments traded in a market that has become illiquid or disrupted; (vi) a Fund’s share prices being rounded to the nearest cent; (vii) changes to the benchmark that are not disseminated in advance; (viii) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (ix) limit-up or limit-down trading halts on options or futures contracts which may prevent a Fund from purchasing or selling options or futures contracts; (x) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (xi) fluctuations in currency exchange rates.
Also, because each Fund engages in daily rebalancing to position its portfolio so that its exposure to its index is consistent with the Fund’s daily investment objective, disparities between estimated and actual purchases and redemptions of the Fund may cause the Fund to be under- or overexposed to its benchmark. This may result in greater tracking and correlation error.
Furthermore, each of the Funds has an investment objective to seek daily investment results, before fees and expenses, that correspond to the performance of the multiple or an inverse multiple of the daily performance of an index for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. A Fund is subject to the correlation risks described above. In addition, while a close correlation of a Fund to its benchmark may be achieved on any single day, the Fund’s performance for any other period is the result of its return for each day compounded over the period. This usually will differ in amount and possibly even direction from the multiple or inverse multiple of the daily return of the Fund’s index for the same period, before accounting for fees and expenses, as further described in the Prospectus and below.
LEVERAGE
The Funds intend to use, on a regular basis, leveraged investment techniques in pursuing its investment objective. Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of the Fund’s Shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If the Fund achieves its investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Fund not been leveraged.
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SPECIAL NOTE REGARDING THE CORRELATION RISKS OF GEARED FUNDS
As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of a Fund to vary from its benchmark performance times the stated multiple or inverse multiple in the Fund’s investment objective, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on the Geared Funds. Four factors significantly affect how close daily compounded returns are to longer-term benchmark returns times the fund’s multiple: the length of the holding period, benchmark volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each can lead to returns that differ in amount, and possibly even direction, from a Geared Fund’s stated multiple times its benchmark return. As the tables below show, particularly during periods of higher benchmark volatility, compounding will cause longer term results to vary from the benchmark performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.
A Geared Fund’s return for periods longer than one day is primarily a function of the following:
a) benchmark performance;
b) benchmark volatility;
c) period of time;
d) financing rates associated with leverage or inverse exposure;
e) other Fund expenses;
f) dividends or interest paid with respect to securities included in the benchmark; and
g) daily rebalancing of the underlying portfolio.
The fund performance for a Geared Fund can be estimated given any set of assumptions for the factors described above. The tables on the following pages illustrate the impact of two factors, benchmark volatility and benchmark performance, on a Geared Fund. Benchmark volatility is a statistical measure of the magnitude of fluctuations in the returns of a benchmark and is calculated as the standard deviation of the natural logarithm of one plus the benchmark return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of benchmark performance and benchmark volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid with respect to securities included in the underlying benchmark; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown. The tables do not reflect the effect of reducing each Fund’s exposure at each tax quarter-end.
Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse (-1x) of the Daily Performance of an Index.
The table below shows a performance example of a Fund that has an investment objective to correspond to the inverse (-1x) of the daily performance of an index. In the chart below, areas shaded lighter represent those scenarios where a Fund will return the same or outperform (i.e., return more than) the index performance; conversely, areas shaded darker represent those scenarios where a Fund will underperform (i.e., return less than) the index performance.
38

One Year Index Performance	Inverse (-1x) of One Year Index Performance	Index Volatility
		0%	10%	20%	30%	40%	50%	60%	70%	80%	90%	100%
-90%	90%	900.00%	890.05%	860.79%	813.93%	752.14%	678.80%	597.68%	512.63%	427.29%	344.86%	267.88%
-80%	80%	400.00%	395.02%	380.39%	356.97%	326.07%	289.40%	248.84%	206.31%	163.65%	122.43%	83.94%
-70%	70%	233.33%	230.02%	220.26%	204.64%	184.05%	159.60%	132.56%	104.21%	75.76%	48.29%	22.63%
-60%	60%	150.00%	147.51%	140.20%	128.48%	113.04%	94.70%	74.42%	53.16%	31.82%	11.21%	-8.03%
-50%	50%	100.00%	98.01%	92.16%	82.79%	70.43%	55.76%	39.54%	22.53%	5.46%	-11.03%	-26.42%
-40%	40%	66.67%	65.01%	60.13%	52.32%	42.02%	29.80%	16.28%	2.10%	-12.12%	-25.86%	-38.69%
-30%	30%	42.86%	41.44%	37.26%	30.56%	21.73%	11.26%	-0.33%	-12.48%	-24.67%	-36.45%	-47.45%
-20%	20%	25.00%	23.76%	20.10%	14.24%	6.52%	-2.65%	-12.79%	-23.42%	-34.09%	-44.39%	-54.02%
-10%	10%	11.11%	10.01%	6.75%	1.55%	-5.32%	-13.47%	-22.48%	-31.93%	-41.41%	-50.57%	-59.12%
0%	0%	0.00%	-1.00%	-3.92%	-8.61%	-14.79%	-22.12%	-30.23%	-38.74%	-47.27%	-55.51%	-63.21%
10%	-10%	-9.09%	-10.00%	-12.66%	-16.92%	-22.53%	-29.20%	-36.57%	-44.31%	-52.06%	-59.56%	-66.56%
20%	-20%	-16.67%	-17.50%	-19.93%	-23.84%	-28.99%	-35.10%	-41.86%	-48.95%	-56.06%	-62.93%	-69.34%
30%	-30%	-23.08%	-23.84%	-26.09%	-29.70%	-34.45%	-40.09%	-46.33%	-52.87%	-59.44%	-65.78%	-71.70%
40%	-40%	-28.57%	-29.28%	-31.37%	-34.72%	-39.13%	-44.37%	-50.17%	-56.24%	-62.34%	-68.22%	-73.72%
50%	-50%	-33.33%	-34.00%	-35.95%	-39.07%	-43.19%	-48.08%	-53.49%	-59.16%	-64.85%	-70.34%	-75.47%
60%	-60%	-37.50%	-38.12%	-39.95%	-42.88%	-46.74%	-51.32%	-56.40%	-61.71%	-67.04%	-72.20%	-77.01%
70%	-70%	-41.18%	-41.76%	-43.48%	-46.24%	-49.87%	-54.19%	-58.96%	-63.96%	-68.98%	-73.83%	-78.36%
80%	-80%	-44.44%	-45.00%	-46.62%	-49.23%	-52.66%	-56.73%	-61.24%	-65.97%	-70.71%	-75.29%	-79.56%
90%	-90%	-47.37%	-47.89%	-49.43%	-51.90%	-55.15%	-59.01%	-63.28%	-67.76%	-72.25%	-76.59%	-80.64%
100%	-100%	-50.00%	-50.50%	-51.96%	-54.30%	-57.39%	-61.06%	-65.12%	-69.37%	-73.64%	-77.76%	-81.61%
39

Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Two Times (2x) the Daily Performance of an Index.
The tables below shows performance examples of a Fund that has investment objective to correspond to two times (2x) and two times the inverse (-2x) of, respectively, the daily performance of an index. In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.
One Year Index Performance	Two Times (2x) One Year Index Performance	Index Volatility
		0%	10%	20%	30%	40%	50%	60%	70%	80%	90%	100%
-90%	-180%	-99.0%	-99.0%	-99.0%	-99.1%	-99.1%	-99.2%	-99.3%	-99.4%	-99.5%	-99.6%	-99.6%
-80%	-160%	-96.0%	-96.0%	-96.2%	-96.3%	-96.6%	-96.9%	-97.2%	-97.5%	-97.9%	-98.2%	-98.5%
-70%	-140%	-91.0%	-91.1%	-91.4%	-91.8%	-92.3%	-93.0%	-93.7%	-94.5%	-95.3%	-96.0%	-96.7%
-60%	-120%	-84.0%	-84.2%	-84.6%	-85.4%	-86.4%	-87.5%	-88.8%	-90.2%	-91.6%	-92.9%	-94.1%
-50%	-100%	-75.0%	-75.2%	-76.0%	-77.2%	-78.7%	-80.5%	-82.6%	-84.7%	-86.8%	-88.9%	-90.8%
-40%	-80%	-64.0%	-64.4%	-65.4%	-67.1%	-69.3%	-72.0%	-74.9%	-77.9%	-81.0%	-84.0%	-86.8%
-30%	-60%	-51.0%	-51.5%	-52.9%	-55.2%	-58.2%	-61.8%	-65.8%	-70.0%	-74.2%	-78.2%	-82.0%
-20%	-40%	-36.0%	-36.6%	-38.5%	-41.5%	-45.5%	-50.2%	-55.3%	-60.8%	-66.3%	-71.5%	-76.5%
-10%	-20%	-19.0%	-19.8%	-22.2%	-26.0%	-31.0%	-36.9%	-43.5%	-50.4%	-57.3%	-64.0%	-70.2%
0%	0%	0.0%	-1.0%	-3.9%	-8.6%	-14.8%	-22.1%	-30.2%	-38.7%	-47.3%	-55.5%	-63.2%
10%	20%	21.0%	19.8%	16.3%	10.6%	3.1%	-5.8%	-15.6%	-25.9%	-36.2%	-46.2%	-55.5%
20%	40%	44.0%	42.6%	38.4%	31.6%	22.7%	12.1%	0.5%	-11.8%	-24.1%	-35.9%	-47.0%
30%	60%	69.0%	67.3%	62.4%	54.5%	44.0%	31.6%	17.9%	3.5%	-10.9%	-24.8%	-37.8%
40%	80%	96.0%	94.0%	88.3%	79.1%	67.0%	52.6%	36.7%	20.1%	3.3%	-12.8%	-27.9%
50%	100%	125.0%	122.8%	116.2%	105.6%	91.7%	75.2%	57.0%	37.8%	18.6%	0.1%	-17.2%
60%	120%	156.0%	153.5%	146.0%	134.0%	118.1%	99.4%	78.6%	56.8%	35.0%	13.9%	-5.8%
70%	140%	189.0%	186.1%	177.7%	164.1%	146.3%	125.1%	101.6%	77.0%	52.4%	28.6%	6.3%
80%	160%	224.0%	220.8%	211.3%	196.1%	176.1%	152.3%	126.0%	98.5%	70.8%	44.1%	19.2%
90%	180%	261.0%	257.4%	246.8%	229.9%	207.6%	181.1%	151.9%	121.2%	90.4%	60.6%	32.8%
100%	200%	300.0%	296.0%	284.3%	265.6%	240.9%	211.5%	179.1%	145.1%	110.9%	77.9%	47.2%
40

Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Two Times the Inverse (-2x) of the Daily Performance of an Index.
One Year Index Performance	Two Times the Inverse (-2x) of One Year Index Performance	Index Volatility
		0%	10%	20%	30%	40%	50%	60%	70%	80%	90%	100%
-90%	180%	9900.0%	9604.5%	8769.2%	7533.8%	6087.8%	4623.7%	3296.0%	2199.3%	1366.1%	780.4%	397.9%
-80%	160%	2400.0%	2326.1%	2117.3%	1808.4%	1447.0%	1080.9%	749.0%	474.8%	266.5%	120.1%	24.5%
-70%	140%	1011.1%	978.3%	885.5%	748.2%	587.5%	424.9%	277.3%	155.5%	62.9%	-2.2%	-44.7%
-60%	120%	525.0%	506.5%	454.3%	377.1%	286.7%	195.2%	112.2%	43.7%	-8.4%	-45.0%	-68.9%
-50%	100%	300.0%	288.2%	254.8%	205.4%	147.5%	88.9%	35.8%	-8.0%	-41.4%	-64.8%	-80.1%
-40%	80%	177.8%	169.6%	146.4%	112.0%	71.9%	31.2%	-5.7%	-36.1%	-59.3%	-75.5%	-86.2%
-30%	60%	104.1%	98.1%	81.0%	55.8%	26.3%	-3.6%	-30.7%	-53.1%	-70.1%	-82.0%	-89.8%
-20%	40%	56.3%	51.6%	38.6%	19.3%	-3.3%	-26.2%	-46.9%	-64.1%	-77.1%	-86.2%	-92.2%
-10%	20%	23.5%	19.8%	9.5%	-5.8%	-23.6%	-41.7%	-58.1%	-71.6%	-81.9%	-89.1%	-93.9%
0%	0%	0.0%	-3.0%	-11.3%	-23.7%	-38.1%	-52.8%	-66.0%	-77.0%	-85.3%	-91.2%	-95.0%
10%	-20%	-17.4%	-19.8%	-26.7%	-36.9%	-48.9%	-61.0%	-71.9%	-81.0%	-87.9%	-92.7%	-95.9%
20%	-40%	-30.6%	-32.6%	-38.4%	-47.0%	-57.0%	-67.2%	-76.4%	-84.0%	-89.8%	-93.9%	-96.5%
30%	-60%	-40.8%	-42.6%	-47.5%	-54.8%	-63.4%	-72.0%	-79.9%	-86.4%	-91.3%	-94.8%	-97.1%
40%	-80%	-49.0%	-50.5%	-54.7%	-61.1%	-68.4%	-75.9%	-82.7%	-88.3%	-92.5%	-95.5%	-97.5%
50%	-100%	-55.6%	-56.9%	-60.6%	-66.1%	-72.5%	-79.0%	-84.9%	-89.8%	-93.5%	-96.1%	-97.8%
60%	-120%	-60.9%	-62.1%	-65.4%	-70.2%	-75.8%	-81.5%	-86.7%	-91.0%	-94.3%	-96.6%	-98.1%
70%	-140%	-65.4%	-66.4%	-69.3%	-73.6%	-78.6%	-83.7%	-88.2%	-92.0%	-94.9%	-97.0%	-98.3%
80%	-160%	-69.1%	-70.0%	-72.6%	-76.4%	-80.9%	-85.4%	-89.5%	-92.9%	-95.5%	-97.3%	-98.5%
90%	-180%	-72.3%	-73.1%	-75.4%	-78.9%	-82.9%	-86.9%	-90.6%	-93.6%	-95.9%	-97.6%	-98.6%
100%	-200%	-75.0%	-75.7%	-77.8%	-80.9%	-84.5%	-88.2%	-91.5%	-94.3%	-96.3%	-97.8%	-98.8%
41

INVESTMENT RESTRICTIONS
Each Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without a “vote of a majority of the outstanding voting securities” of the Fund. The phrase “majority of outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a duly-called meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. (All policies of each Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations (except for the restriction on concentration), all percentage limitations apply immediately after a purchase or initial investment.
A Fund may not:
1.
Make investments for the purpose of exercising control or management.
2.
Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.
3.
Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.
4.
Issue senior securities to the extent such issuance would violate applicable law.
5.
Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1∕3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time.
6.
Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, as amended, in selling portfolio securities.
7.
Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.
ProShares Bitcoin ETF and ProShares Short Bitcoin ETF
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or bitcoin futures contracts.
ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin.
42

ProShares Bitcoin & Ether Equal Weight ETF and ProShares Bitcoin & Ether Market Cap Weight ETF
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin, ether, bitcoin futures contracts, and/or ether futures contracts.
ProShares Ether ETF, ProShares Short Ether ETF, ProShares Ultra Ether ETF and ProShares UltraShort Ether ETF
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to ether and/or ether futures contracts.
43

MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES AND ITS LEADERSHIP STRUCTURE
The Board has general oversight responsibility with respect to the operation of the Trust and each Fund. The Board has engaged ProShare Advisors to manage each Fund and is responsible for overseeing ProShare Advisors and other service providers to the Trust and each Fund in accordance with the provisions of the federal securities laws.
The Board is currently composed of four Trustees, including three Independent Trustees who are not “interested persons” of each Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board periodically meets in executive session (with and without employees of ProShare Advisors), and holds special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.
The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Co-Founder and Chief Executive Officer of ProShare Advisors and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine (with the advice of counsel) which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman performs such other functions as requested by the Board from time to time. The Board does not have a lead Independent Trustee.
The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and each Fund. These characteristics include, among other things, the fact that multiple series are organized under one Trust; all series of the Trust are registered investment companies; all series of the Trust have common service providers; and that the majority of the series of the Trust are geared funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to each series of the Trust. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings, further leading to the determination that a complex board structure is unnecessary. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure at least annually and believes that its structure is appropriate to enable the Board to exercise its oversight of each Fund.
The Board oversight of the Trust and each Fund extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. ProShare Advisors and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of each Fund meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on each Fund of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.
The Board has appointed a Chief Compliance Officer (“CCO”) for the Trust (who is also the CCO for ProFund Advisors LLC). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and each Fund’s CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to
44

the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers or employees of ProShare Advisors report to the Board in the event that any material risk issues arise.
In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, each Fund’s controls over financial reporting. The Trustees, their birth date, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the address of each Trustee is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig Birth Date: 9/56	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProShares (131) ProFunds (116)	Context Capital
Russell S. Reynolds III Birth Date: 7/57	Indefinite; November 2005 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProShares (131) ProFunds (116)	RSR Partners, Inc.
Michael C. Wachs Birth Date: 10/61	Indefinite; November 2005 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProShares (131) ProFunds (116)	NAIOP (the Commercial Real Estate Development Association)
Interested Trustee and Chairman of the Board
45

Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael L. Sapir** Birth Date: 5/58	Indefinite; 2002 to present	Chairman and Chief Executive Officer of ProFund Advisors LLC (April 1997 to present); ProShare Advisors LLC (November 2005 to present); and ProShare Capital Management LLC (July 2008 to present).	ProShares (131) ProFunds (116)	None

*
The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProShare Advisors and any registered investment companies that have an investment adviser that is an affiliated person of ProShare Advisors. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this SAI are excluded from these figures.
**
Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in ProShare Advisors.
The Board was formed in 2002, prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees prior to the Trust’s operations. Mr. Fertig was added in June 2011. Each Trustee was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to series of the Trust, each individual brings experience and qualifications from other areas. In particular, Mr. Reynolds has significant senior executive experience in the areas of human resources, recruitment and executive organization; Mr. Wachs has significant experience in the areas of investment and real estate development; Mr. Sapir has significant experience in the field of investment management, both as an executive and as an attorney; and Mr. Fertig has significant experience in the areas of investment and asset management.
COMMITTEES
The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds, Wachs and Fertig. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met five times, and the Board of Trustees met six times.
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TRUSTEE OWNERSHIP
Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2023.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig, Trustee	Over $100,000	Over $100,000
Russell S. Reynolds III, Trustee	$10,001-$50,000	$10,001-$50,000
Michael C. Wachs, Trustee	None	$10,001-$50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	Over $100,000	Over $100,000
COMPENSATION OF TRUSTEES
Each Independent Trustee is paid a $325,000 annual retainer for service as a Trustee on the Board and for service as a trustee on the board of other funds in the Fund Complex. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.
The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2024.
Name	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig, Trustee	$5,659.25	$0	$0	$325,000
Russell S. Reynolds, III, Trustee	$5,659.25	$0	$0	$325,000
Michael C. Wachs, Trustee	$5,659.25	$0	$0	$325,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0
OFFICERS
The Trust’s executive officers (the “Officers”), their date of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and Officer is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
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Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Todd B. Johnson Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of ProShare Advisors (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Maria Clem Sell 3 Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 2/78	Treasurer	Indefinite; June 2022 to present	Senior Principal Consultant and Fund Treasurer, ACA Group (2021 to present); Director, Franklin Templeton Investments (2014 to 2021).
Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present
Counsel and Chief Compliance Officer of
ProShare Advisors (December 2004 to
present) and ProFund Advisors LLC (October
2002 to present); Secretary of ProFunds
Distributors, Inc. (April 2008 to present);
Chief Compliance Officer of ProFunds
Distributors, Inc. (July 2015 to present).

Richard F. Morris Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present
General Counsel of ProShare Advisors;
ProFund Advisors LLC; and ProShare Capital
Management LLC (December 2015 to
present); Chief Legal Officer of ProFunds
Distributors, Inc. (December 2015 to present);
Partner at Morgan Lewis & Bockius, LLP
(October 2012 to November 2015).

The Officers, under the supervision of the Board, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or ACA Group. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.
COMPENSATION OF OFFICERS
The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
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INVESTMENT ADVISOR
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814, serves as the investment adviser to each Fund and provides investment advice and management services to each Fund. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and Radcliff PS I LLC.
INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
Bitcoin ETF
ProShare Advisors serves as the investment advisor to the Fund pursuant to an investment advisory and management agreement dated October 12, 2021 (the “Advisory and Management Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and reinvestment of the Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services.
In addition, ProShare Advisors is responsible for substantially all expenses of the Fund except for: (i) brokerage and other transaction expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (except that ProShare Advisors agrees to pay any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer and his or her staff; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) interest of any kind or nature (except that ProShare Advisors will pay net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts); (x) fees and expenses related to the provision of securities lending services; and (xi) the fee payable to ProShare Advisors. The payment or assumption by ProShare Advisors of any expenses of a Fund that ProShare Advisors is not required by the investment advisory and management agreement to pay or assume shall not obligate ProShare Advisors to pay or assume the same or any similar expense of such Fund, on any subsequent occasion.
Bitcoin & Ether Market Cap Weight ETF, Bitcoin & Ether Equal Weight ETF, Ether ETF, Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, UltraShort Bitcoin ETF, and UltraShort Ether ETF
ProShare Advisors serves as the investment advisor to each Fund pursuant to an investment advisory and management agreement dated June 23, 2015, as amended February 12, 2016 (the “Advisory and Management Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and reinvestment of each Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services.
In addition, ProShare Advisors is responsible for substantially all expenses of each Fund except for: (i) brokerage and other transaction expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or
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expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer and his or her staff; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) interest of any kind or nature; (x) fees and expenses related to the provision of securities lending services; and (xi) the fee payable to ProShare Advisors. The payment or assumption by ProShare Advisors of any expenses of a Fund that ProShare Advisors is not required by the Advisory and Management Agreement to pay or assume shall not obligate ProShare Advisors to pay or assume the same or any similar expense of such Fund, on any subsequent occasion.
The Advisory and Management Agreements may be terminated at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, or by the Advisor, in each case upon sixty days’ prior written notice.
Pursuant to the Advisory and Management Agreement, each Fund pays ProShare Advisors a fee at an annualized rate based on a percentage of the Fund’s average daily net assets as set forth below for investment advisory services.
Name of Fund	Investment Advisory Fee
Bitcoin ETF	0.95%
Bitcoin & Ether Market Cap Weight ETF	0.95%
Bitcoin & Ether Equal Weight ETF	0.95%
Ether ETF	0.95%
Short Bitcoin ETF	0.95%
Short Ether ETF	0.95%
Ultra Bitcoin ETF	0.95%
Ultra Ether ETF	0.95%
UltraShort Bitcoin ETF	0.95%
UltraShort Ether ETF	0.95%
Fees Paid under the Advisory Agreement and the Advisory and Management Agreement
The investment advisory fees or investment advisory and management fees, as applicable, paid, as well as any amounts reimbursed pursuant to the Expense Limitation Agreement, for the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024 for each Fund that was operational as of each date are set forth below.
	ADVISORY FEES
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
Bitcoin ETF	$6,522,139	$0	$6,935,393	$0	$15,344,018	$0
Bitcoin & Ether Market Cap Weight ETF	N/A	N/A	N/A	N/A	28,603	1,501
Bitcoin & Ether Equal Weight ETF	N/A	N/A	N/A	N/A	20,659	1,275
Ether ETF	N/A	N/A	N/A	N/A	239,038	12,927
Short Bitcoin ETF	N/A	N/A	882,647	351,102	737,810	35,261
Short Ether ETF	N/A	N/A	N/A	N/A	11,038	805
Ultra Bitcoin ETF	N/A	N/A	N/A	N/A	199,459	0
Ultra Ether ETF	N/A	N/A	N/A	N/A	N/A	N/A
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	ADVISORY FEES
	2022		2023		2024
	Earned	Waived	Earned	Waived	Earned	Waived
UltraShort Bitcoin ETF	N/A	N/A	N/A	N/A	$14,618	$0
UltraShort Ether ETF	N/A	N/A	N/A	N/A	N/A	N/A
EXPENSE LIMITATION AGREEMENT
With respect to Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Ether ETF, and Short Ether ETF, ProShare Advisors has contractually agreed to waive a portion of its Advisory and Management Fee and/or to reimburse the amount of any interest expense incurred in connection with investments in reverse repurchase agreements and any net fees charged by FCMs through at least September 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by ProShare Advisors.
With respect to Ultra Ether ETF, ProShare Advisors has contractually agreed to waive investment advisory and management services fee and/or to reimburse certain other expenses of the Fund to limit total annual fund operating expenses to 0.94% through at least September 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by ProShare Advisors. This expense limitation excludes transaction costs (except any net fees charged by FCMs), interest (except any interest expense incurred in connection with investments in reverse repurchase agreements), taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, acquired fund fees and expenses as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles.
PORTFOLIO MANAGEMENT
PORTFOLIO MANAGER COMPENSATION
ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.
The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.
Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.
Portfolio Manager Ownership
Listed below for each portfolio manager is a dollar range of securities beneficially owned in each Fund managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2024.
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Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProShares Family
Alexander Ilyasov	None	$50,001-$100,000
George Banian	None	None
Other Accounts Managed by Portfolio Managers
Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2024.
Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/Total Assets
Alexander Ilyasov	81/$4,801,946,509	16/$3,127,816,937	0/$0
George Banian	11/$2,926,504,482	12/$3,001,968,189	0/$0
Conflicts of Interest
In the course of providing advisory services, ProShare Advisors may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. ProShare Advisors also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of ProShare Advisors.
ProShare Advisors, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in ProShare Advisors’ clients, such as a Fund. Thus ProShare Advisors may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. ProShare Advisors may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.
In addition, ProShare Advisors, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of ProShare Advisors may buy or sell securities or other instruments that ProShare Advisors has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with ProShare Advisors’ recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. ProShare Advisors has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any “access person” of ProShare Advisors, (as defined under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
ProShare Advisors and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s
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decision to buy, sell, or hold a security. Under applicable law, ProShare Advisors and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of ProShare Advisors. Accordingly, should ProShare Advisors or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, ProShare Advisors and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
REGISTRATION AS A COMMODITY POOL OPERATOR
In connection with its management of the Funds, ProShare Advisors has registered as a commodity pool operator (a “CPO”) and each Fund as a commodity pool under the Commodity Exchange Act (the “CEA”). Accordingly, with respect to the Funds, ProShare Advisors is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including disclosure requirements and reporting and recordkeeping requirements. ProShare Advisors is also subject to periodic inspections and audits by the NFA. Compliance with these regulatory requirements could adversely affect each Fund’s total return. In this regard, any further amendment to the CEA or its related regulations that subject ProShare Advisors or the Funds to additional regulation may have adverse impacts on each Fund’s operations and expenses.
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OTHER SERVICE PROVIDERS
ADMINISTRATORS AND FUND ACCOUNTING AGENT
JPMorgan, One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to each Fund pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all financial reports, and all other materials, except registration statements and proxy statements, required to be filed or furnished by each Fund under federal and state securities laws.
The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to each Fund; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to each Fund under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.
Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, OH 43219, an indirect wholly-owned subsidiary of Citibank N.A., provides regulatory administration services to the Trust (altogether, the “Regulatory Administrative Services”). For its services, Citi is paid a set fee allocated among each Fund.
Fees Paid under the Administration Agreement and Regulatory Administration Agreement
For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, for each Fund that was operational for the period indicated, JPMorgan, as Administrator, was entitled to administration fees in the following amount:
	ADMINISTRATOR FEES
	2022	2023	2024
Bitcoin ETF	$0	$0	$0
Bitcoin & Ether Market Cap Weight ETF	N/A	N/A	0
Bitcoin & Ether Equal Weight ETF	N/A	N/A	0
Ether ETF	N/A	N/A	0
Short Bitcoin ETF	N/A	0	0
Short Ether ETF	N/A	N/A	0
Ultra Bitcoin ETF	N/A	N/A	0
Ultra Ether ETF	N/A	N/A	N/A
UltraShort Bitcoin ETF	N/A	N/A	0
UltraShort Ether ETF	N/A	N/A	N/A
For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, for each Fund that was operational for the period indicated, Citi was entitled to fees in the following amount:
	CITI FEES
	2022	2023	2024
Bitcoin ETF	$0	$0	$0
Bitcoin & Ether Market Cap Weight ETF	N/A	N/A	0
Bitcoin & Ether Equal Weight ETF	N/A	N/A	0
Ether ETF	N/A	N/A	0
Short Bitcoin ETF	N/A	0	0
Short Ether ETF	N/A	N/A	0
Ultra Bitcoin ETF	N/A	N/A	0
Ultra Ether ETF	N/A	N/A	N/A
UltraShort Bitcoin ETF	N/A	N/A	0
UltraShort Ether ETF	N/A	N/A	N/A
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CUSTODIAN, TRANSFER AGENT, AND INDEX RECEIPT AGENT
JPMorgan Chase Bank, N.A. (“JPMorgan”) also acts as Custodian, Transfer Agent, Index Receipt Agent to each Fund. JPMorgan is located at 4 MetroTech Center, Brooklyn, NY 11245.
The Custodian is responsible for safeguarding each Fund’s cash and securities, receiving and delivering securities, collecting each Fund’s interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The Custodian is also responsible for the appointment and oversight of any sub-custodian banks and for providing reports regarding such sub-custodian banks and clearing agencies.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm and provides audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.
LEGAL COUNSEL
Ropes & Gray LLP serves as counsel to each Fund. The firm’s address is Prudential Tower, 800 Boylston Street, Boston, MA 02199.
PRINCIPAL FINANCIAL OFFICER/TREASURER SERVICES
The Trust has entered into an agreement with ACA Group (“ACA”), pursuant to which ACA provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither ACA nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays ACA an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse ACA for certain out-of-pocket expenses incurred by ACA in providing services to the Trust. For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, the Trust paid $386,997, $372,592 and $371,192, respectively, to ACA for services pursuant to its agreement. ACA is located at Three Canal Plaza, Suite 100, Portland, ME 04101.
DISTRIBUTOR
SEI Investments Distribution Co. (“SEI”) serves as the distributor and principal underwriter in all fifty states and the District of Columbia. SEI is located at One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or a Fund, or which securities are to be purchased or sold by the Trust or a Fund. For the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024, ProShare Advisors paid $1,045,747.26, $937,549.84, and $1,110,455.04, respectively, to the Distributor as compensation for services.
DISTRIBUTION AND SERVICE PLAN
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of each Fund or which securities are to be purchased or sold by each Fund.
The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an
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annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.
The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit each Fund and holders of Shares of each Fund. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.
The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.
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OTHER MATTERS
PAYMENTS TO THIRD PARTIES FROM THE ADVISOR
ProShare Advisors, from its own resources, including profits from advisory fees received from a Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their services and expenses incurred in connection with the distribution and promotion of each Fund’s Shares. In this regard, ProShare Advisors or an affiliate of ProShare Advisors, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including a Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.
ProShare Advisors has separate arrangements to make payments, other than for the educational programs and marketing activities described above, to Charles Schwab & Co., Inc. and Raymond James Financial Services, Inc. (the “Firms”). Pursuant to the arrangements with the Firms, the Firms agreed to promote certain ProShares ETFs to each Firm’s customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain ProShares ETFs. These payments, which may be significant, are paid by ProShare Advisors from its own resources and not from the assets of a Fund.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as
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the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.
CODE OF ETHICS
The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 of the 1940 Act, which is reasonably designed to ensure that all acts, practices and courses of business engaged in by personnel of the Trust, ProShare Advisors and the Distributor reflect high standards of conduct and comply with the requirements of the federal securities laws. There can be no assurance that the COE will be effective in preventing deceptive, manipulative or fraudulent activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund; however, such transactions are reported on a regular basis by ProShare Advisors’ personnel that are Access Persons. Access Persons, as the term is defined in the COE, subject to the COE are also required to report transactions in registered open-end investment companies advised or sub-advised by ProShare Advisors. The COE is on file with the SEC and is available to the public.
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PROXY VOTING POLICY AND PROCEDURES
Background
The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of each Fund, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to ProShare Advisors subject to the Board’s continuing oversight.
Policies and Procedures
The Advisor’s proxy voting policies and procedures (the “Guidelines”) are reasonably designed to maximize shareholder value and protect shareholder interests when voting proxies. The Advisor’s Brokerage Allocation and Proxy Voting Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibilities with regard to voting of client proxies. The Proxy Committee is composed of employees of the Advisor. The Proxy Committee reviews and monitors the effectiveness of the Guidelines. To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.
Information on how proxies were voted for portfolio securities for the 12-month (or shorter) period ended June 30 is available without charge, upon request, by calling the Advisor at 888-776-3637 or on the Trust’s website at proshares.com, or on the SEC’s website at http://www.sec.gov. See Appendix C for a copy of the proxy voting policy and procedures.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter on Form N-CSR(S) and in the monthly holdings report on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of each Fund’s fiscal quarter. You can find SEC filings on the SEC’s website, www.sec.gov. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Fund is open for business via the Fund’s website at proshares.com.
The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to each Fund’s service providers to facilitate the provision of services to each Fund and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which each Fund creates and redeems Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.
Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of ProShare Advisors and each Fund’s distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.
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Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of ProShare Advisors or the Distributor and such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The lag time between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Board, ProShare Advisors is responsible for decisions to buy and sell securities and derivatives for each Fund and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. ProShare Advisors may choose to cross-trade securities between clients to save costs where allowed under applicable law.
The policy for each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. ProShare Advisors believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction, ProShare Advisors considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.
ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.
For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) ProShare Advisors evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing
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costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.
Consistent with a Fund’s investment objective, ProShare Advisors may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. ProShare Advisors will generally distribute such benefits pro rata to applicable client trades. In addition, ProShare Advisors, any of its affiliates or employees and each Fund have a policy not to enter into any agreement or other understanding—whether written or oral—under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a Fund’s shares.
BROKERAGE COMMISSIONS
A Fund may experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies.
The brokerage commissions paid for the fiscal years ended May 31, 2022, May 31, 2023, and May 31, 2024 for each Fund that was operational as of each date are set forth below.
	BROKERAGE COMMISSIONS PAID
	2022	2023	2024	Aggregate Total
Bitcoin ETF	$1,123,136.90	$2,140,614.82	$2,210,361.52	$5,474,113.24
Bitcoin & Ether Market Cap Weight ETF	N/A	N/A	$6,739.52	$6,739.52
Bitcoin & Ether Equal Weight ETF	N/A	N/A	$6,094.53	$6,094.53
Ether ETF	N/A	N/A	$65,089.72	$65,089.72
Short Bitcoin ETF	$0.00	$509,079.74	$241,830.68	$750,910.42
Short Ether ETF	N/A	N/A	$9,466.08	$9,466.08
Ultra Bitcoin ETF	N/A	N/A	$20,849.50	$20,849.50
Ultra Ether ETF	N/A	N/A	N/A	N/A
UltraShort Bitcoin ETF	N/A	N/A	$0.00	$0.00
UltraShort Ether ETF	N/A	N/A	N/A	N/A
SECURITIES OF REGULAR BROKER-DEALERS
Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.
During each Fund’s fiscal year ended May 31, 2024, the Funds did not hold securities of regular brokers or dealers to the Trust.
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.
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All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of a Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.
The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of a Fund’s shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where a Fund would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
PURCHASE AND REDEMPTION OF SHARES
The Trust issues and redeems Shares only in aggregations of Creation Units. The Creation Unit size and the value of a Creation Unit at inception for each Fund is set forth below.
Fund Name	Creation Unit Size	Value of Creation Unit at inception
Bitcoin ETF	10,000	$400,000
Bitcoin & Ether Market Cap Weight ETF	10,000	$400,000
Bitcoin & Ether Equal Weight ETF	10,000	$400,000
Ether ETF	10,000	$400,000
Short Bitcoin ETF	10,000	$400,000
Short Ether ETF	10,000	$400,000
Ultra Bitcoin ETF	10,000	$400,000
Ultra Ether ETF	10,000	$400,000
UltraShort Bitcoin ETF	10,000	$400,000
UltraShort Ether ETF	10,000	$400,000
The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
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Purchase and Issuance of Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an irrevocable order in proper form.
A “Business Day” with respect to each Fund is any day on which the Exchange upon which it is listed is open for business.
Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.
Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Authorized Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust or ProShare Advisors. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.
All questions as to the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Cash Purchase Amount
Creation Units are sold at their NAV (the “Cash Purchase Amount”) plus a Transaction Fee, as described below.
Purchase and Redemption Cut-Off Times
An Authorized Participant may place an order to purchase or redeem Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases and redemptions of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. In either case, for a purchase or redemption order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received in proper form by the following cut-off times (which may be earlier if the relevant Exchange or any relevant bond market closes earlier than normal, such as the day before a holiday). In all cases purchase/redeem procedures are at the discretion of ProShare Advisors and may be changed without notice.
Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
Bitcoin ETF	2:00 p.m.
Bitcoin & Ether Market Cap Weight ETF	2:00 p.m.
Bitcoin & Ether Equal Weight ETF	2:00 p.m.
Ether ETF	2:00 p.m.
Short Bitcoin ETF	2:00 p.m.
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Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
Short Ether ETF	2:00 p.m.
Ultra Bitcoin ETF	2:00 p.m.
Ultra Ether ETF	2:00 p.m.
UltraShort Bitcoin ETF	2:00 p.m.
UltraShort Ether ETF	2:00 p.m.
Purchases Through the Clearing Process
To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through each Fund’s transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the Cash Purchase Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor.
Purchases Outside the Clearing Process
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of cash directly through DTC. Purchases (and redemptions) of Creation Units of the Fund settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount together with the applicable Transaction Fee.
Rejection of Purchase Orders
The Trust reserves the right to reject a purchase order transmitted to it by the Distributor including but not limited to the following: (a) the order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (c) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, ProShare Advisors, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events.
The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.
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Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Redemption in Cash
A Fund will redeem Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. The investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption Transaction Fee (“Cash Redemption Amount”).
Suspension or Postponement of Right of Redemption
A Fund may, in its discretion, suspend the right of redemption or may postpone the redemption or purchase settlement date, (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of a Fund through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order for a Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above.
All procedures set forth in the Authorized Participant Agreement must be followed in order to receive the next determined NAV. The Cash Redemption Amount will be transferred by the second (2nd) NSCC Business Day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through a transfer of Shares directly through DTC. A redemption order for a Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above. The order must be accompanied or preceded by the requisite number of Shares of a Fund specified in such order, which delivery must be made through DTC to the Custodian by the second Business Day (T+2) following such transmittal date. All procedures set forth in the Authorized Participant Agreement must be properly followed in order to receive the next determined NAV.
After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer Cash Redemption Amount (by the second Business Day (T+2) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).
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In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.
Cancellations
In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the Authorized Participant shall not be responsible for such costs if the order was cancelled for reasons outside the Authorized Participant’s control or the Authorized Participant was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day.
Transaction Fees
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to a creation or redemption transaction. The maximum Transaction Fee on purchases and redemptions will be 2.00% of the NAV of any Creation Unit of any redemption transaction. In all cases, transaction fees will be limited in accordance with the applicable requirements of SEC Rules and Regulations. The Transaction Fees charged to each Fund are presented in the Authorized Participant Handbook.
These fees may, in certain circumstances, be paid by ProShare Advisors or otherwise waived.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange
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member in connection with a sale on the national securities exchange is satisfied if a Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.
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DETERMINATION OF NET ASSET VALUE
The NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV calculation time for each Fund is listed in the chart below (which may be earlier if the relevant Exchange or any relevant bond market closes early):
Fund(s)	Typical NAV Calculation Time Eastern Time
Bitcoin ETF	4:00 p.m.
Bitcoin & Ether Market Cap Weight ETF	4:00 p.m.
Bitcoin & Ether Equal Weight ETF	4:00 p.m.
Ether ETF	4:00 p.m.
Short Bitcoin ETF	4:00 p.m.
Short Ether ETF	4:00 p.m.
Ultra Bitcoin ETF	4:00 p.m.
Ultra Ether ETF	4:00 p.m.
UltraShort Bitcoin ETF	4:00 p.m.
UltraShort Ether ETF	4:00 p.m.
Certain portfolio investments may not be traded on days a Fund is open for business.
Securities (including short-term securities) and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Short-term securities are valued on the basis of amortized cost or based on market prices. Futures contracts are generally valued at their last sale price prior to the time at which the NAV per share of a class of shares of a Fund is determined. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate.
When ProShare Advisors determines that the price of a security is not readily available or deems the price unreliable, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.
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TAXATION
OVERVIEW
Set forth below is a general discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.
TAXATION OF THE FUND
Each Fund has elected, or intends to elect, and intends to qualify and to be eligible each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from futures contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);
(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not greater than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to
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items attributable to an interest in a qualified publicly traded partnership. Moreover, the amounts derived from investments in foreign currency will be treated as Qualifying Income for purposes of subparagraph (a) above. There is a remote possibility that the Internal Revenue Service (“IRS”) could issue guidance contrary to such treatment with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or futures with respect to stocks or securities), which could affect a Fund’s ability to meet the 90% gross income test and adversely affect the manner in which that Fund is managed.
For purposes of the diversification test described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If, in any taxable year, a Fund were to fail to meet the 90% gross income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC accorded special tax treatment under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), may be taxable to shareholders as dividend income. In such a case, distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
Each Fund expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by a Fund will be subject to tax at the regular corporate rate. If a Fund retains any net capital gain, it will be subject to tax at the regular corporate rate on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary
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loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the payment of the excise tax amount is deemed to be de minimis).
A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. Any such capital loss carryforwards will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., net capital losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain).
The Funds had the following capital loss carryforwards as of October 31, 2023 (the Funds’ most recent tax year end).
Fund	No Expiration Date	Total
Bitcoin ETF	$725,639	$725,639
Bitcoin & Ether Market Cap Weight ETF	-	-
Bitcoin & Ether Equal Weight ETF	-	-
Ether ETF	-	-
Short Bitcoin ETF	4,571	4,571
Short Ether ETF	-	-
Ultra Bitcoin ETF	-	-
Ultra Ether ETF	-	-
UltraShort Bitcoin ETF	-	-
UltraShort Ether ETF	-	-
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized capital loss carryforwards (“CLCFs”) and/or elected to defer late-year ordinary losses to November 1, 2023, the first day of the following tax year:
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Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Bitcoin ETF	$-	$-	$-
Bitcoin & Ether Market Cap Weight ETF	-	-	-
Bitcoin & Ether Equal Weight ETF	-	-	-
Ether ETF	-	-	-
Short Bitcoin ETF	$4,646	-	-
Short Ether ETF	-	-	-
Ultra Bitcoin ETF	-	-	-
Ultra Ether ETF	-	-	-
UltraShort Bitcoin ETF	-	-	-
UltraShort Ether ETF	-	-	-
TAXATION OF FUND DISTRIBUTIONS
Distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain—the excess of net long-term capital gain over net short-term capital losses, in each case determined with reference to any loss carryforwards—that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The IRS and U.S. Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and Capital Gain Dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Distributions are also taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the Fund shares). Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.
A dividend or Capital Gain Dividend with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan, or corporate pension or profit sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular situation.
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Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.
QUALIFIED DIVIDEND INCOME
“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares.
Dividends-Received Deduction
In general, dividends of net investment income received by corporate shareholders of a Fund may qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Repurchase Agreements
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
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DISPOSITION OF SHARES
Upon a sale, exchange or other disposition of shares of a Fund, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term or short-term capital gain or loss depending upon the shareholder’s holding period for the shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.
MARKET DISCOUNT
If a Fund purchases in the secondary market a debt security that has a fixed maturity date of more than one year from its date of issuance at a price lower than the stated redemption price of such debt security (or, in the case of a debt security issued with “original issue discount” (described below), a price below the debt security’s “revised issue price”), the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount.
ORIGINAL ISSUE DISCOUNT
Certain debt securities may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest income that is included in a Fund’s income and, therefore, subject to the distribution requirements applicable to RICs, even though the Fund may not receive a corresponding amount of cash until a partial or full repayment or disposition of the debt security.
Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).
If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.
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FUTURES CONTRACTS AND SWAPS
The tax treatment of certain contracts (including regulated futures contracts) entered into by the Fund will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, Section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gains or losses are treated as ordinary or 60/40 gains or losses, as appropriate.
The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract. Transactions in futures and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.
More generally, investments by a Fund in futures contracts and swaps are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax. Certain of a Fund’s investments in derivative instruments may produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.
CRYPTO-LINKED INSTRUMENTS AND INVESTMENT IN A CAYMAN ISLANDS SUBSIDIARY
As discussed above in “Investment in a Subsidiary”, each Fund intends to achieve exposure to crypto derivatives through investment in a wholly-owned foreign subsidiary (the “Subsidiary”). The Subsidiary is classified as a corporation and is treated as a “controlled foreign corporation” (“CFC”) for U.S. federal income tax purposes. Each Fund will limit its investments in its Subsidiary in the aggregate to 25% of a Fund’s total assets at the end of each quarter. Each Fund does not expect that income from its investment in its Subsidiary will be eligible to be treated as qualified dividend income or that distributions from its Subsidiary will be eligible for the corporate dividends-received deduction. If a Fund’s investments in its
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Subsidiary were to exceed 25% of a Fund’s total assets at the end of a quarter, a Fund may no longer be eligible to be treated as a RIC under Subchapter M of the code. ProShare Advisors will carefully monitor each Fund’s investments in the subsidiary with the intent of ensuring that no more than 25% of each Fund’s assets are invested in the subsidiary at the end of each tax quarter.
In addition, each Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test or the qualifying income requirement applicable to RICs. There are no assurances that the IRS will agree with a Fund’s calculation under the asset diversification test and/or its treatment of income for purposes of the qualifying income requirements, which could cause a Fund to fail to qualify as a RIC.
If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions
It is expected that each Subsidiary will neither be subject to taxation on its net income in the same manner as a corporation formed in the United States nor subject to branch profits tax on the income and gain derived from its activities in the United States. A foreign corporation will generally not be subject to such taxation unless it is engaged in or is treated as engaged in a U.S. trade or business. The rules regarding whether a Subsidiary will be treated as engaged in a U.S. trade or business as a result of its investments in crypto or crypto-linked derivatives are not certain. Each Subsidiary expects to operate in a manner such that it is not so engaged or so treated; if it were, the Subsidiary would be subject to U.S. federal income tax on a net basis at the corporate rate and would be subject to an additional branch profits tax, thus reducing the yield of the Fund’s investment in the Subsidiary.
In general, a foreign corporation that is not engaged in and is not treated as engaged in a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the jurisdiction in which any Subsidiary is (or would be) resident that would reduce this rate of withholding tax. Income subject to such a flat tax is of a fixed or determinable annual or periodic nature and includes dividends and interest income. Certain types of income are specifically exempted from the 30% tax and thus withholding is not required on payments of such income to a foreign corporation. The 30% tax generally does not apply to capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30% tax also does not apply to interest which qualifies as “portfolio interest.” Very generally, the term portfolio interest includes U.S.-source interest (including OID) on an obligation in registered form, and with respect to which the person, who would otherwise be required to deduct and withhold the 30% tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code.
As discussed in more detail below, FATCA (as defined below) generally imposes a reporting and 30% withholding tax regime with respect to certain U.S.-source income (“withholdable payments”) paid to “foreign financial institutions” and certain other non-U.S. entities when those entities fail to satisfy the applicable account documentation, information reporting, withholding, registration, certification and/or other requirements applicable to their status under FATCA. A Subsidiary will be subject to the 30% withholding tax in respect of any withholdable payment it receives if it fails to satisfy these requirements, as may be applicable to the Subsidiary. Each Subsidiary expects to satisfy these requirements, as may be applicable to it, so as to avoid this additional 30% withholding. See “Certain Additional Reporting and Withholding Requirements” below for more discussion of these rules.
A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of
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stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in its Subsidiary, each Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” and any “global intangible low-taxed income” (“GILTI”) for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures) in commodities, and receipts with respect to securities loans. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets. Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in its Subsidiary and recognizes subpart F income or GILTI in excess of actual cash distributions from such the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
A Fund’s recognition of any subpart F income or GILTI from an investment in its Subsidiary will increase a Fund’s tax basis in such subsidiary. Distributions by a Subsidiary to a Fund, including in redemption of its Subsidiary’s shares, will be tax free, to the extent of its Subsidiary’s previously undistributed subpart F income or GILTI, and will correspondingly reduce a Fund’s tax basis in its Subsidiary, and any distributions in excess of a Fund’s tax basis in its Subsidiary will be treated as realized gain. Any losses with respect to a Fund’s shares of its Subsidiary will not be currently recognized. A Fund’s investment in its Subsidiary will potentially have the effect of accelerating a Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of such subsidiary’s income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset the income earned by a Fund. In addition, the net losses incurred during a taxable year by a Subsidiary cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. A Fund will not receive any credit in respect of any non-U.S. tax borne by a Subsidiary.
Under Treasury regulations, subpart F inclusions included in a Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to a Fund’s business of investing in stock, securities or currencies.
UNRELATED BUSINESS TAXABLE INCOME
Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion
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income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made.
CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.
INVESTMENTS IN EXCHANGE-TRADED FUNDS
A Fund may invest in exchange-traded funds, including exchange-traded funds registered under the 1940 Act (“Underlying ETFs”). Some such Underlying ETFs will be treated as regulated investment companies for federal income tax purposes (each such Underlying ETF, an “Underlying RIC”). In such cases, a Fund’s income and gains will normally consist, in whole or part, of dividends and other distributions from the Underlying RICs and gains and losses on the disposition of shares of the Underlying RICs. The amount of income and capital gains realized by a Fund and in turn a Fund’s shareholders in respect of the Fund’s investments in Underlying RICs may be greater than such amounts would have been had the Fund invested directly in the investments held by the Underlying RICs, rather than in the shares of the Underlying RICs. Similarly, the character of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the investments held by the Underlying RICs.
To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, a Fund that invests in the Underlying RIC will not be able to benefit from those losses until and only to the extent that (i) the Underlying RIC realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares in the Underlying RIC in a transaction qualifying for sale or exchange treatment. Moreover, when a Fund makes such a disposition, any loss it recognizes will be a capital loss. A Fund will not be able to offset any capital losses from its dispositions of shares of the Underlying RIC against its ordinary income (including distributions deriving from net short-term capital gains realized by the Underlying RIC). In addition, a portion of such capital loss may be long-term, which will first offset the Fund’s capital gains, increasing the likelihood that the Fund’s short-term capital gains will be distributed to shareholders as ordinary income.
In the event that a Fund invests in an Underlying RIC that is not publicly offered within the meaning of the Code, the Fund’s redemption of shares of such Underlying RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC.
A Fund may invest in one or more exchange-traded funds that invest in commodities or options, futures, or forwards with respect to commodities, and are treated as QPTPs for federal income tax purposes. As noted above, a Fund is limited to investing no more than 25% of the value of its total assets in the securities of one or more QPTPs. Although income from QPTPs is generally qualifying income, if an ETF intending to qualify as a QPTP fails to so qualify and is treated as a partnership for U.S. federal income tax purposes, a portion of its income may not be qualifying income. It is also possible that an ETF intending to qualify as a QPTP will be treated as a corporation for federal income tax purposes. In such a case, it will be potentially liable for an entity-level corporate income tax, which will adversely affect the return thereon. There can be no guarantee that any ETF will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETFs as QPTPs. A Fund’s ability to
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pursue an investment strategy that involves investments in QPTPs may be limited by that Fund’s intention to qualify as a RIC, and may bear adversely on that Fund’s ability to so qualify.
A Fund may invest in exchange-traded funds that are organized as trusts and that invest in crypto assets. An exchange-traded trust is a pooled trust that may invest, among other commodities, in crypto assets, and issues shares that are traded on a securities exchange. When the pool of underlying assets is fixed, exchange traded trusts are treated as transparent for U.S. federal income tax purposes, and thus, the Fund will be treated as holding its share of an exchange traded trust’s assets for purpose of determining whether the Fund meets the 90% gross income test described above. As with other investments in crypto assets, investments in exchange traded trusts may generate non-qualifying income for purposes of this test. As a result, a Fund’s investments in exchange traded trusts can be limited by the Fund’s intention to qualify as a RIC, and can bear adversely on the Fund’s ability to so qualify.
PASSIVE FOREIGN INVESTMENT COMPANIES
A Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions.” Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. If a Fund receives an excess distribution with respect to PFIC stock, the Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.
A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the ordinary income and net capital gains of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated and reported as though they were realized as ordinary income on the last day of the taxable year. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Making either of these two elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.
BACKUP WITHHOLDING
Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.
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In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.
NON-U.S. SHAREHOLDERS
Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In order to qualify for the withholding exemptions for Capital Gain Dividends interest-related and short-term capital gain dividends, a foreign shareholder is required to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the applicable W-8 form or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should consult their tax advisors or intermediaries, as applicable, regarding the application of these rules to their accounts.
Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
If a beneficial owner of Fund shares who or which is a foreign shareholder has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.
In general, a beneficial owner of Fund shares who or which is a foreign shareholder is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale of shares of the
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Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).
If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. Interests in domestically controlled QIEs, including RICs that are QIEs, not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.
If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.
Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to an investment in a Fund.
CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays to such shareholder. The IRS and the U.S. Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by a Fund is subject to FATCA
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withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).
Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
REPORTING REQUIREMENTS REGARDING FOREIGN BANK AND FINANCIAL ACCOUNTS
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
TAX EQUALIZATION
Each Fund intends to distribute its net investment income and capital gains to shareholders at least annually to qualify for treatment as a RIC under the Code. Under current law, provided a Fund is not treated as a “personal holding company” for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that a Fund is required to distribute as dividends to non-redeeming shareholders. Tax equalization is not available to a Fund treated as a personal holding company. The amount of any undistributed income and/or gains is reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of a Fund’s use of this practice.
PERSONAL HOLDING COMPANY STATUS
A Fund will be a personal holding company for federal income tax purposes if 50% or more of the Fund’s shares are owned, at any time during the last half of the Fund’s taxable year, directly or indirectly by five or fewer individuals. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. If a Fund becomes a personal holding company, it may be subject to a tax of 20% on all its investment income and on any net short-term gains not distributed to shareholders on or before the fifteenth day of the third month following the close of the Fund’s taxable year. In addition, the Fund’s status as a personal holding company may limit the ability of the Fund to distribute dividends with respect to a taxable year in a manner qualifying for the dividends-paid deduction subsequent to the end of the taxable year and will prevent the Fund from using tax equalization, which may result in the Fund paying a fund-level income tax. Each Fund intends to distribute all of its income and gain in timely manner such that it will not be subject to an income tax or an otherwise applicable personal holding company tax, but there can be no assurance that a Fund will be successful in doing so each year. There can be no assurance that a Fund is not nor will not become a personal holding company.
TAX SHELTER DISCLOSURE
Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years, or at least $10 million in any taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all
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RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
CREATION AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-terms capital gain or loss if the shares have been held for one year or less.
Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
OTHER TAX INFORMATION
The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.
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OTHER INFORMATION
RATING SERVICES
The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, and DBRS, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.
FINANCIAL STATEMENTS
The audited Financial Statements, for each Fund that commenced operations prior to May 31, 2024, and the report of PricewaterhouseCoopers LLP, as independent registered public accounting firm, for the fiscal year ended May 31, 2024, that appear in the Form N-CSR dated May 31, 2024, are hereby incorporated by reference in this SAI. The Annual Report to shareholders is delivered with this SAI to shareholders requesting this SAI.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.
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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
S&P GLOBAL RATINGS (“S&P”)
Long-Term Issue Credit Ratings
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB – An obligation rated ’BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
A-1

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Municipal Short-Term Note Ratings
SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 – Speculative capacity to pay principal and interest.
Short-Term Issue Credit Ratings
A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
MOODY’S INVESTORS SERVICE (“MOODY’S”)
Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are considered upper medium-grade and are subject to low credit risk.
A-2

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.
C – Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Rating Scale
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Municipal Investment Grade Rating Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade Rating Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
A-3

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
FITCH INVESTOR SERVICES (“FITCH’S)
Issuer Default Ratings
AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC – Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC – Very high levels of credit risk. Default of some kind appears probable.
C – Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.
D – Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
DBRS, Inc.
Long Term Obligations Scale
AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A-4

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rating categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS Morningstar may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Commercial Paper and Short-Term Debt Rating Scale
R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3 – Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D – When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
A-5

DBRS Morningstar may also use SD (Selective Default) in cases where only some 16 DBRS Morningstar Product Guide securities are impacted, such as the case of a “distressed exchange.”
A-6

APPENDIX B
Although the Trust generally does not have information concerning the beneficial ownership of Shares nominally held by Depository Trust Company (“DTC”), the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund, as of August 30, 2024 is set forth below*:
Fund	Beneficial Owner	Percent Owned
ProShares Bitcoin ETF
	NATIONAL FINANCIAL SERVICES, LLC	19.72%
	CHARLES SCHWAB & CO., INC.	12.75%
	CITIBANK, NATIONAL ASSOCIATION	11.64%
	CHARLES SCHWAB RETAIL	15.61%
	MORGAN STANLEY	8.10%
ProShares Bitcoin & Ether Equal Weight ETF
	APEX CLEARING CORPORATION	29.76%
	MORGAN STANLEY	19.86%
	CHARLES SCHWAB & CO., INC.	6.47%
	NATIONAL FINANCIAL SERVICES, LLC	20.09%
	CHARLES SCHWAB RETAIL	9.13%
ProShares Bitcoin & Ether Market Cap Weight ETF
	NATIONAL FINANCIAL SERVICES LLC	15.53%
	APEX CLEARING CORPORATION	23.13%
	CHARLES SCHWAB & CO., INC.	17.52%
	CHARLES SCHWAB RETAIL	12.76%
	MORGAN STANLEY	11.76%
ProShares Ether ETF
	MORGAN STANLEY	6.80%
	CHARLES SCHWAB & CO., INC.	13.50%
	CHARLES SCHWAB RETAIL	12.03%
	CITIBANK, NATIONAL ASSOCIATION	5.38%
	NATIONAL FINANCIAL SERVICES LLC	19.22%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	8.73%
ProShares Short Bitcoin ETF
	NATIONAL FINANCIAL SERVICES, LLC	24.50%
	CITIBANK, NATIONAL ASSOCIATION	15.50%
	MORGAN STANLEY	6.80%
	CHARLES SCHWAB RETAIL	15.55%
	CHARLES SCHWAB & CO., INC.	9.07%
ProShares Short Ether ETF
	PERSHING LLC	6.92%
	CHARLES SCHWAB RETAIL	8.83%
	NATIONAL FINANCIAL SERVICES LLC	10.90%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	31.38%
B-1

Fund	Beneficial Owner	Percent Owned
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	6.27%
	BBH WEALTH MANAGEMENT	6.27%
ProShares Ultra Bitcoin ETF
	CITIBANK, NATIONAL ASSOCIATION	42.51%
	NATIONAL FINANCIAL SERVICES LLC	14.03%
	CHARLES SCHWAB RETAIL	12.30%
	CHARLES SCHWAB & CO., INC.	5.74%
ProShares Ultra Ether ETF
	MORGAN STANLEY	5.99%
	CHARLES SCHWAB RETAIL	34.94%
	NATIONAL FINANCIAL SERVICES LLC	32.11%
	CHARLES SCHWAB & CO., INC.	6.90%
ProShares UltraShort Bitcoin ETF
	CHARLES SCHWAB & CO., INC.	9.79%
	CITIBANK, NATIONAL ASSOCIATION	12.71%
	BROWN BROTHERS HARRIMAN TRUST COMPANY, NA	10.20%
	CHARLES SCHWAB RETAIL	12.03%
	NATIONAL FINANCIAL SERVICES LLC	16.80%
	MORGAN STANLEY	5.02%
ProShares UltraShort Ether ETF
	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION	12.50%
	THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION	31.93%
	J.P. MORGAN SECURITIES LLC	6.53%
	CITIBANK, NATIONAL ASSOCIATION	19.67%
B-2

APPENDIX C
TITLE:	Proxy Voting Policies and Procedures
FOR:	ProShare Advisors LLC and ProFund Advisors LLC
DATED:	March 1, 2008
AS REVISED:	May 1, 2015
C-1

Proxy Voting Policies and Procedures to Maximize Shareholder Value and Protect Shareowner Interests
It is the policy of ProFund Advisors LLC and ProShare Advisors LLC (collectively, the “Advisor”) to seek to maximize shareholder value and protect shareholder interests when voting proxies on behalf of clients. The Advisor seeks to achieve this goal by utilizing a set of proxy voting guidelines (the “Guidelines”) maintained and implemented by an independent service provider, Institutional Shareholder Services (“ISS”). The Advisor believes that these Policies and Procedures, including the Guidelines, are reasonably designed to ensure that proxy matters are conducted in the best interests of clients and in accordance with the Advisor’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940, and, in the case of its registered fund clients, applicable rules under the Investment Company Act of 1940.
Proxy Voting Guidelines
Proxies generally will be voted in accordance with the ISS Guidelines, an extensive list of common proxy voting issues and recommended voting actions for such issues based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Common issues in the Guidelines, and factors taken into consideration in voting proxies with respect to these issues, include, but are not limited to:
•Election of Directors—considering factors such as director qualifications, term of office, age limits.
•Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.
•Election of Auditors—considering factors such as independence and reputation of the auditing firm.
•Proxy Contest Defenses—considering factors such as board structure and cumulative voting.
•Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
•Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.
•Capital Structure—considering factors such as common stock authorization and stock distributions.
•Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.
•State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.
•Mergers and Corporate Restructuring—considering factors such as spinoffs and asset sales.
•Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.
•Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.
A full description of the Guidelines is maintained by the Advisor and the Advisor has established a committee that monitors the effectiveness of the Guidelines (the “Brokerage Allocation and Proxy Voting Committee” or the “Committee”).
The Advisor reserves the right to modify any of the recommendations set forth in the Guidelines with respect to any particular issue in the future, in accordance with the Advisor intent to vote proxies for clients in a manner that the Advisor determines is in the best interests of clients and which seeks to maximize the value of the client’s investments. The Advisor is not required to vote every proxy in fulfilling its proxy voting obligations. In some cases, the Advisor may determine that it is in the best interests of a client to refrain from exercising proxy voting rights. For example, the Advisor may determine that the cost of voting certain proxies exceeds the expected benefit to the client (such as where casting a vote on a foreign security would require hiring a translator), and may abstain from voting in such cases.
C-2

In cases where the Advisor does not receive a solicitation or enough information with respect to a proxy vote within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote. With respect to non- U.S. companies, it is typically difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisor does not vote proxies of non-U.S. companies if it determines that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.
Overview of the Proxy Voting Process
In relying on ISS to vote client proxies, the Advisor will take reasonable steps and obtain adequate information to verify that ISS has the capacity to provide adequate proxy advice, is independent of the Advisor, has an adequate conflict of interest policy, and does not have the incentive to vote proxies in anyone’s interest other than that of the Advisor’s client. In addition, the Committee will monitor for conflicts concerning ISS.
As proxy agent, ISS devotes research for proxies based on the level of complexity of the proxy materials to be voted. ISS assigns complex issues such as mergers or restructuring to senior analysts. Recurring issues for which case-by-case analysis is unnecessary are handled by more junior analysts. In every case, an analyst reviews publicly available information such as SEC filings and recent news reports and, if necessary, may contact issuers directly. Such discussions with issuers may be handled by telephone or in a face-to-face meeting. Analysts will seek to speak directly with management when a question is not answered by publicly available information and such information is needed for an informed recommendation.
As part of ISS’s quality assurance process, every analysis is reviewed by a director of research or a chief policy advisor. Complex issues such as mergers are assigned to senior staff members. Contested issues are reviewed by research directors. While a senior analyst takes the lead on every proxy contest, a member of management will frequently conduct additional review by participating in calls with principals directly involved with the proxy issue.
Generally, proxies are voted in accordance with the voting recommendations as stated in the Guidelines. ISS will consult the Advisor on non-routine issues. Information about the Guidelines is available on the ISS web site at: http://www.issgovernance.com/file/policy/2015-us-summary-voting-guidelines-updated.pdf.
Oversight of the Proxy Voting Process
The Advisor has established the Brokerage Allocation and Proxy Voting Committee, in part, to oversee the proxy voting process. ISS provides the Advisor quarterly reports, which the Advisor reviews to ensure that client proxies are being voted properly. The Advisor and ISS also perform spot checks on an intra-quarterly basis. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments, in turn, is provided to the Committee.
Conflicts of Interest
From time to time, proxy issues may pose a material conflict of interest between the Advisor and its clients. It shall be the duty of the Committee to monitor for and to identify potential conflicts of interest. The Committee will also determine which conflicts are material (if any). To ensure that proxy voting decisions are based on the best interests of the client in the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with the Guidelines. If a registered investment company managed by the Advisor owns shares of another investment company managed by the
C-3

Advisor, “echo voting” is employed to avoid certain potential conflicts of interest. Echo voting means that the Advisor votes the shares of each such underlying investment company in the same proportion as the vote of all of the other holders of the underlying investment company’s shares.
The Committee will disclose to clients any voting issues that created a conflict of interest and the manner in which ISS, on behalf of the Advisor, voted such proxies.
Securities Lending Program
The Advisor acknowledges that, when a registered fund client (a “Fund”) lends its portfolio securities, the Fund’s Trustees (who generally have delegated proxy voting responsibility to the Advisor) retain a fiduciary obligation to vote proxies relating to such securities and to recall the securities in the event of a shareholder vote on a material event affecting the security on the loan. Under each Fund’s securities lending agreements, a Fund generally retains the right to recall a loaned security and to exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the Advisor must recall the securities prior to the established record date. It is the Advisor’s general policy to use its best efforts to recall securities on loan and to vote proxies relating to such securities if the Advisor determines that such proxies involve a material event affecting the loaned securities. The Advisor may utilize third party service providers to assist it in identifying and evaluating whether an event is material.
As noted, in certain cases, the Advisor may determine that voting proxies is not in the best interest of a client and may refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. If the Advisor determines that the expected value of casting a vote will be less than the securities lending income, either because the votes would not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor’s recalling the loaned securities in order to ensure they are voted (e.g., for an annual shareholder meeting at which purely routine votes are at issue, or if the relevant Fund owns a de minimus percentage of the outstanding shares at issue). The Advisor intends to recall securities on loan if it determines that voting the securities is likely to affect materially the value of a Fund’s investment and that it is in the Fund’s best interests to do so.
Availability of Information; Record of Proxy Voting
The Advisor, with the assistance of ISS, shall maintain for a period of at least five years the following records relating to proxy voting on behalf of clients:
(1) proxy voting policies and procedures;
(2) proxy statements received for clients (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
(3) any documents prepared by the Advisor that were material to making a proxy voting decision or that memorialized the basis for the decision;
(4) records of votes cast on behalf of clients (which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request); and
(5) records of written requests for proxy voting information and written responses from the Advisor to either a written or oral request.
For the first two years, the Advisor will store such records at its principal office. Voting records will also be maintained and will be available free of charge by calling the Advisor at 888-776-1972. The voting record is available on the website of the Securities and Exchange Commission at www.sec.gov.
C-4

Disclosure
The Advisor will inform its clients as to how to obtain information regarding the Advisor’s voting of the clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients as to how they can obtain a copy of the complete Guidelines upon request. The Advisor will include such information described in the preceding two sentences in its Form ADV and will provide its existing clients with the above information. The Advisor shall disclose in the statements of additional information of registered fund clients a summary of procedures which the Advisor uses to determine how to vote proxies relating to portfolio securities of such clients. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and the Advisor or an affiliate of the Advisor.
The semi-annual reports of Fund clients shall indicate that a Fund’s proxy voting records are available: (i) by calling a toll-free number; or (ii) on the SEC’s website. If a request for the records is received, the requested description must be sent within three business days by a prompt method of delivery.
The Advisor, on behalf of each Fund it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
C-5

STATEMENT OF ADDITIONAL INFORMATION— September 27, 2024
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814 866.PRO.5125 866.776.5125
Short Bitcoin ETF II	HBIT
The Fund is not yet available for sale. This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses of the series of ProShares Trust (the “Trust”) listed above (the “Fund”) dated September 27, 2024, as may be amended or supplemented.
Principal U.S. National Stock Exchange	Fund
NYSE Arca	Short Bitcoin ETF II
1

STATEMENT OF ADDITIONAL INFORMATION
2

GLOSSARY OF TERMS
For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities and Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Advisor or ProShare Advisors	ProShare Advisors LLC
Board of Trustees or Board	Board of Trustees of ProShares Trust
CCO	Chief Compliance Officer
CFTC	U.S. Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
CPO	Commodity Pool Operator
Distributor or SEI	SEI Investments Distribution Co.
ETF	Exchange traded fund
Exchange	NYSE Arca
Fund Complex	All operational registered investment companies that are advised by the Advisor or its affiliates
Independent Trustee(s)	Trustees who are not “Interested Persons” of ProShare Advisors or Trust as defined under Section 2(a)(19) of the 1940 Act
NAV	Net asset value
New Fund	The Fund listed on the cover of this SAI
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Fund
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust
3

GENERAL INFORMATION ABOUT THE TRUST
ProShares Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the Fund listed on the cover of this SAI.
The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees of the Trust, without the approval of Fund shareholders. Other funds may be added in the future.
The Fund is an exchange-traded fund and the shares of the Fund are listed on the Exchange set forth on the cover of this SAI. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ NAVs. The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Fund are issued and redeemed entirely in cash. Except when aggregated in Creation Units, Shares cannot be purchased from and are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem the Shares directly. Rather, most retail investors will purchase and sell Shares in the secondary market with the assistance of a broker. Reference is made to each Prospectus for a discussion of the investment objectives and policies of the Fund. The discussion below supplements, and should be read in conjunction with, each Prospectus.
Portfolio management is provided to the Fund by ProShare Advisors, a Maryland limited liability company with offices at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
The investment restrictions of the Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Fund not specified as fundamental (including the index of the Fund) may be changed by the Board without the approval of shareholders.
The investment techniques and strategies discussed below may be used by the Fund if, in the opinion of ProShare Advisors, the techniques or strategies may be advantageous to the Fund. The Fund may reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to the Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and management may determine to liquidate the Fund at a time that may not be opportune for shareholders.
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. An Exchange may remove the Fund from listing under certain circumstances.
As in the case of all equities traded on an Exchange, the brokers’ commission on transactions in the Fund will be based on negotiated commission rates at customary levels for retail customers.
In order to provide current Share pricing information, an Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for the Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of an Exchange.
4

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
GENERAL
The Fund may consider changing its index at any time, including if, for example: the current index becomes unavailable; the Board believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current index. If believed appropriate, the Fund may specify an index for itself that is proprietary.
There can be no assurance that the Fund will achieve its investment objective.
For purposes of this SAI, the word “invest” refers to the Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to the Fund’s direct and indirect investments in securities and other instruments. For example, the Fund may often invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.
Additional information concerning the Fund, its investment policies and techniques, and the securities and financial instruments in which it may invest is set forth below.
BITCOIN RELATED INVESTMENTS
Bitcoin is a digital asset which serves as the unit of account on an open source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a fiat currency. The value of bitcoin is not backed by any government, corporation, or other identified body.
The value of bitcoin is determined in part by the supply of (which is limited), and demand for, bitcoin in the markets for exchange that have been organized to facilitate the trading of bitcoin.
Bitcoin is maintained on the decentralized, open source, peer-to-peer computer network (the “Bitcoin Network”). No single entity owns or operates the Bitcoin Network. The Bitcoin Network is accessed through software and governs bitcoin’s creation, movement, and ownership. The source code for the Bitcoin Network, often referred to as the Bitcoin Protocol, is open source, and anyone can contribute to its development.
Bitcoin is the native token on the Bitcoin Network. As with other digital assets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin Network’s uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non-native tokens.
The Bitcoin Network
The infrastructure of the Bitcoin Network is collectively maintained by participants in the Bitcoin Network, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the Bitcoin Network’s source code often referred to as the Bitcoin Protocol. Users access the Bitcoin Network using open source software. Anyone can be a user, developer, or miner.
Bitcoin is “stored” on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The Bitcoin Blockchain contains a record and transaction history for each bitcoin.
New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the Bitcoin Protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the Bitcoin Blockchain. The new
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block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the Bitcoin Blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.
The Bitcoin Protocol
The Bitcoin Protocol is an open source project with no official company or group that controls the source. Anyone can review the underlying code and suggest changes. There are, however, a number of individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but the Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers are able to access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.
However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.
If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”
Bitcoin Futures
The price of bitcoin futures is based on the expected price of bitcoin on certain crypto asset trading platforms at a future date, specifically, the expiration date of the bitcoin futures contract. Bitcoin futures prices are based on the Bitcoin Reference Rate, which reflects the price of bitcoin on certain crypto asset trading platforms only, and not the bitcoin cash market.
Although the Fund does not invest in or short bitcoin, events impacting the price of bitcoin across all digital asset trading venues could impact the price and market for bitcoin futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Bitcoin Reference Rate which provides reference prices for final settlement of CME bitcoin futures. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.
The liquidity of the market for bitcoin futures depends on, among other things: the supply and demand for bitcoin futures; the supply and demand for bitcoin; the adoption of bitcoin for commercial uses; the anticipated increase of investments in bitcoin-related investment products by retail and institutional investors; speculative interest in bitcoin, bitcoin futures, and bitcoin-related investment products; regulatory or other restrictions on investors’ ability to invest in bitcoin futures; and the potential ability to hedge against the price of bitcoin with bitcoin futures (and vice versa).
The market for bitcoin futures may be illiquid. This means that the Fund may not be able to buy and sell bitcoin futures quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for bitcoin futures depends may cause the market to become illiquid, for short or long periods. In such markets, the Fund may not be able
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to buy and sell bitcoin futures quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Fund may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.
The contractual obligations of a buyer or seller holding a futures contract to expiration may be satisfied by settling in cash as provided by the terms of such contract. However, the Fund does not intend to hold bitcoin futures through expiration. Instead, the Fund intends to “roll” futures positions. “Rolling” refers to a process whereby futures contracts nearing expiration are closed out and replaced with identical futures contracts with a later expiration date. Accordingly, the Fund is subject to risks related to rolling.
When the market for certain futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby bitcoin futures would take place at a price that is lower than the price of the more distant bitcoin futures. This pattern of higher futures prices for longer expiration bitcoin futures is often referred to as “contango.” Alternatively, when the market for certain bitcoin futures is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby bitcoin futures would take place at a price that is higher than the price of the more distant bitcoin futures. This pattern of higher future prices for shorter expiration bitcoin futures is referred to as “backwardation.”
There have been extended periods in which contango or backwardation has existed in certain futures markets in general. Such periods could occur in the future for bitcoin futures and may cause significant and sustained losses. Additionally because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
The CME has established margin requirements for bitcoin futures at levels that may be substantially higher than the margin requirements for more established futures contracts. The futures commission merchants (“FCMs”) utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. Margin Requirements may be more likely to change during periods of high volatility. High margin requirements could prevent the Fund from obtaining sufficient exposure to bitcoin futures and may adversely affect its ability to achieve its investment objective. An FCM’s failure to return required margin to the Fund on a timely basis may cause such Fund to delay redemption settlement dates and/or restrict, postpone or limit the right of redemption.
The term “margin” refers to the minimum amount the Fund must deposit and maintain with its FCM in order to establish an open position in futures contracts. The minimum amount of margin required in connection with a particular futures contract is set by the exchange on which such contract is traded and is subject to change at any time during the term of the contract. FCMs may require customers to post additional amounts above the required minimums. Futures contracts are customarily bought and sold on margins that represent a percentage of the aggregate purchase or sales price of the contract.
In addition, FCMs utilized by the Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. As a result, the Fund may need to transact through a number of FCMs to achieve its investment objective. If enough FCMs are not willing to transact with the Fund, or if exposure limits imposed by such FCMs do not provide sufficient exposure, the Fund may not be able to achieve its investment objective.
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There may be circumstances that could prevent or make it impractical for the Fund to operate in a manner consistent with its investment objective and investment strategies.
The price of bitcoin has experienced periods of extreme volatility. The price of bitcoin may change dramatically and without warning. This volatility is due to a number of factors, including the supply and demand for bitcoin, concerns about potential manipulation of the price of bitcoin and the safety of bitcoin, market perceptions of the value of bitcoin as an investment, continuing development of the regulations applicable to bitcoin, and the changes exhibited by an early-stage technological innovation.
It is believed that speculators and investors who seek to profit from trading and holding bitcoin currently account for a significant portion of bitcoin demand. Such speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin. Conversely, evolving government regulation, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the price of bitcoin and other factors may cause volatility in the price of bitcoin. Developments related to the Bitcoin Network’s operations, also contribute to the volatility in the price of bitcoin. These factors may continue to cause the price of bitcoin to be volatile, which may have a negative impact on the performance of the Fund.
The trading of bitcoin is fragmented across numerous digital asset trading venues. The fragmentation of the volume of bitcoin transactions across multiple digital asset trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single digital asset trading venue. Market fragmentation and volatility increases the likelihood of price differences across different digital asset trading venues.
Market participants trading bitcoin futures may seek to “hedge” or otherwise manage their exposure to such contracts by taking offsetting positions in bitcoin. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different crypto asset trading platforms. These factors potentially increase the cost and uncertainty of trading bitcoin and may decrease the effectiveness of using transactions in bitcoin to help manage or offset positions in bitcoin futures. Market participants who are unable to fully or effectively manage or hedge their positions in bitcoin futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.
Bitcoin, the Bitcoin Network and digital asset trading venues are relatively new and not subject to the same regulations as regulated securities or futures exchanges. Bitcoin crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for bitcoin may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in bitcoin may lose money, possibly the entire value of their investments.
There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. It is possible that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has been thus far created. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoins, which could depress the price of bitcoin, or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network.
Events could adversely affect the price of bitcoin, reduce user confidence in bitcoin, the Bitcoin Network and the fairness of the venues for trading bitcoin and slow (or even reverse) the further adoption of bitcoin. Such occurrences may introduce additional volatility and have a negative impact on Fund performance.
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Malicious actors could theoretically structure an attack whereby such actors gains control of more than half of the Bitcoin Network’s processing power, or “aggregate hashrate.” If a malicious actor or group of actors acquired a hashrate exceeding the rest of the Bitcoin Network, it would be able to exert unilateral control over the addition of blocks to the Bitcoin Blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same bitcoin for two or more transactions), prevent other transactions from being confirmed on the Bitcoin Blockchain, or prevent other miners from mining any valid new blocks. Each of the events described above, among other things, could adversely affect the price of bitcoin; reduce user confidence in bitcoin, the Bitcoin Network and the fairness of digital asset trading venues; and slow (or even reverse) the further adoption of bitcoin.
The Bitcoin Protocol was built using open source software by a small group of developers known as the “Bitcoin Core” (as defined herein) who help develop and maintain the original version of bitcoin, the underlying asset upon which bitcoin futures are based. The open source nature of the Bitcoin Protocol permits any developer to review the underlying code and suggest changes to it via “Bitcoin Improvement Proposals”, or “BIPs.” If accepted by a sufficient number of miners, BIPs may result in substantial changes to the Bitcoin Network, including changes that result in “forks” (as described herein). The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from blocks mined on the original Bitcoin Network maintained by the Bitcoin Core, resulting in the creation of two new blockchains whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash and Bitcoin Gold now operate as separate, independent networks. Multiple BIPs still exist, many of which are aimed at increasing the transaction capacity of the Bitcoin Network, and it is possible that one or more of these BIPs could result in further network forks. It is possible that the price of the bitcoin futures subsequent to a “fork” may be linked to the price of bitcoin on only one of the resulting Bitcoin Networks, rather than the aggregate price of bitcoin on all resulting Bitcoin Networks.
The CME considers a hard fork of the Bitcoin Blockchain where both forks continue to be actively mined and traded but may not be fungible with each other, as an unusual and extreme circumstance. The CME has determined, in the event of a hard fork or other circumstance in which the split of bitcoin is expected, CME shall decide what action to take to align bitcoin futures exposure with cash market exposures, as the CME deems appropriate.
It is possible that, notwithstanding the protocols implemented to attempt to address the impact of forks on bitcoin futures, forks and similar events could have an adverse effect on the price of bitcoin and the bitcoin futures in which the Fund invests and may adversely affect an investment in the Fund. The price of bitcoin is highly volatile, which could have a negative impact on the price and trading of bitcoin futures and the performance of the Fund.
Since the price and trading of bitcoin futures is influenced by the price of bitcoin and events impacting the price of bitcoin, the Bitcoin Network or the digital asset trading venues, each of the events described above could have a negative impact on the price and market for bitcoin futures. For example, such events could lead to a lack of liquidity in the market for bitcoin futures or have a negative impact on the price of bitcoin futures.
Changes in the Bitcoin Network could have an adverse effect on the operation and price of bitcoin, which could have an adverse effect on the price of bitcoin futures and the value of an investment in the Fund.
New bitcoin is created when bitcoin “miners” use computers on the Bitcoin Network to solve bitcoin’s “proof of work” algorithm which records and verifies every bitcoin transaction on the Bitcoin Blockchain. In return for their services, miners are rewarded through receipt of a set amount of bitcoin known as the “block reward.” The current block reward for solving a new block is six and one quarter (6.25) bitcoin per block; a decrease from twelve and one half (12.5) bitcoin in May 2020. Based on current processing power, or “hashrate”, the block reward is estimated to halve every four (4) years. Because the block reward slowly declines at a fixed rate over time, a user may incentivize a miner to prioritize the processing of their transaction by including excess bitcoin which is collected by the miner in the form of a “transaction fee.” If
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transaction fees are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, miners may not have an adequate incentive to continue mining and may cease their mining operations.
If the price of bitcoin or the reward for mining new blocks is not sufficiently high to incentivize miners, miners may cease expending hashrate to solve blocks and, as a result, confirmations of transactions on the Bitcoin Blockchain could be slowed temporarily and inhibit the function of the Bitcoin Network. This could have a negative impact on the value of an investment in the Fund.
Additionally, if the price of bitcoin falls below that which is required for mining operators to turn a profit, some mining operators may temporarily discontinue mining bitcoin by either halting operations or switching their mining operations to mine other digital assets. If miners reduce or cease their mining operations it would reduce the aggregate hashrate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty (50) percent of the aggregate hashrate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten (10) minute confirmation time currently targeted by the Bitcoin Network protocol, but significant reductions in aggregate hashrate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or aggregate hashrate of the Bitcoin Network may adversely affect the utility and price of bitcoin, which may have a negative impact on bitcoin futures.
A decline in the adoption of bitcoin could have a negative impact on the price of bitcoin and the bitcoin trading venues and, in turn, a negative impact on the price and market for bitcoin futures.
Bitcoin is used as a form of payment both directly and, more commonly, through an intermediary service which converts bitcoin payments into local currency. However, the adoption of bitcoin has been limited when compared with the increase in the price of bitcoin as determined by the digital asset trading venues. This may indicate that the majority of bitcoin’s use continues to be for investment and speculative purposes. The continued adoption of bitcoin will require growth in its usage as a means of payment and in the Bitcoin Blockchain for various applications.
A lack of expansion or a reduction in usage of bitcoin and the Bitcoin Blockchain could adversely affect the digital asset trading venues. This, in turn, may have a negative impact on the market for bitcoin. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage, or the market for bitcoin futures, will continue to grow over the long-term. A contraction in the use of bitcoin may result in a lack of liquidity in the digital asset trading venues, increased volatility in or a reduction to the price of bitcoin, and other negative consequences. This, in turn, could exacerbate any lack of liquidity in the market for bitcoin futures, cause increased volatility in, or a reduction to the price, of bitcoin futures and other negative consequences. Each of these events could increase volatility that would adversely impact the value of an investment in the Fund.
A new competing digital asset may pose a challenge to bitcoin’s current market dominance, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin.
The Bitcoin Network and bitcoin, as an asset, currently hold a “first-to-market” advantage over other digital assets. This first-to-market advantage has resulted in the Bitcoin Network evolving into the most well-developed network of any digital asset. The Bitcoin Network currently enjoys the largest user base of any digital asset and, more importantly, the largest combined mining power in use to secure the Bitcoin Blockchain. Having a large mining network enhances user confidence regarding the security of the Bitcoin Blockchain and long-term stability of the Bitcoin Network. However, the large mining network also increases the difficulty of solving for bitcoins, which at times may incentivize miners to mine other digital assets. It is possible that real or perceived shortcomings in the Bitcoin Network, technological, regulatory or other developments could result in a decline in popularity and acceptance of bitcoin and the Bitcoin Network.
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It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin, and as a result, an investment in the Fund.
It is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. In particular, digital assets “Ethereum”, “Ripple” and “Stellar” have acquired a substantial share of the digital asset market in recent years, which may be in part due to perceived institutional backing, demand for unique or additional use‐cases, and/or demand for potentially advantageous features not incorporated into the Bitcoin Network and bitcoin. Additionally, growth in market share for other digital assets may be in part due to demand for consensus mechanisms and scalability different from the Bitcoin Network and bitcoin. Such demand may exceed demand for the Bitcoin Network and bitcoin. There are other digital assets, or alt-coins, gaining momentum as the price of the bitcoin continues to rise and investors see the cheaper digital assets as attractive alternatives. Additionally, the continued rise of alt-coins could lead to a reduction in demand for bitcoin, which could have a negative impact on the price and market for bitcoin and the digital asset trading venues.
Regulatory initiatives by governments and uniform law proposals by academics and participants in the bitcoin economy may impact the use of bitcoin or the operation of the Bitcoin Network in a manner that adversely affects bitcoin futures.
As bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments and self-regulatory agencies have begun to examine the operations of bitcoin, cryptocurrencies and other digital assets, the Bitcoin Network, bitcoin users, and the digital asset trading venues. Regulation of digital assets, like bitcoin, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of bitcoin or impose other requirements that may adversely impact the liquidity and price of bitcoin, the demand for bitcoin, the operations of the digital asset trading venues and the performance of the bitcoin futures. If the digital asset trading venues become subject to onerous regulations, among other things, trading in bitcoin may be concentrated in a smaller number of crypto asset trading platforms, which may materially impact the price, volatility and trading volumes of bitcoin. Additionally, the digital asset trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade bitcoin (which may materially impact price, volatility or trading of bitcoin more generally). Each of these events could have a negative impact on the price of bitcoin futures and increase volatility.
The regulation of bitcoin, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on consumer adoption and the market value of bitcoin. Conversely, the resolution of these conflicts may result in the rapid expansion of the bitcoin economy and consumer adoption. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to operate.
Additionally, to the extent that bitcoin itself is determined to be a security, commodity future or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, bitcoin trading or ownership in bitcoin, the bitcoin futures may be adversely affected, which may have an adverse effect on the value of your investment in the Fund. In sum, bitcoin regulation takes many different forms and will, therefore, impact bitcoin and its usage in a variety of manners.
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The Bitcoin Network is currently maintained by the Bitcoin Core and no single entity owns the Bitcoin Network. However, with the growing adoption of bitcoin and the significant increase in speculative activity surrounding bitcoin and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Bitcoin Network or applications built upon the Bitcoin Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s or the Bitcoin Blockchain’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect the price of bitcoin and adversely affect the bitcoin futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin, which could adversely affect the value of the bitcoin futures.
An interruption in Internet service or a limitation of Internet access could impact the functionality of the Bitcoin Network.
The Bitcoin Network’s functionality relies on the Internet. A broadly accepted and widely adopted decentralized network is necessary for a fully-functional blockchain network, such as the Bitcoin Network. Features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, are essential to preserve the stability of the network and decrease the risk of fraud or cyber-attacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin Network, the price of bitcoin and bitcoin futures.
DEBT INSTRUMENTS
Below is a description of various types of money market instruments and other debt instruments that the Fund may utilize for investment purposes or for liquidity purposes. Other types of money market instruments and debt instruments may become available that are similar to those described below and in which the Fund also may invest consistent with their investment goals and policies. The Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
Money Market Instruments
To seek its investment objective, as a cash reserve, for liquidity purposes the Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, floating and variable rate notes, commercial paper, certificates of deposit, time deposits, bankers’ acceptances or repurchase agreements and other short-term liquid instruments secured by U.S. government securities. The Fund may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. The Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
U.S. Government Securities
The Fund may invest in U.S. government securities in pursuit of their investment objectives or for liquidity purposes.
U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance: U.S. Treasury bills, which have initial maturities of one year or less; U.S. Treasury notes, which have initial maturities of one to ten years; and U.S. Treasury bonds, which generally have initial maturities of greater than ten years. In addition, U.S. government securities include Treasury Inflation-Protected Securities (“TIPS”). TIPS are inflation-protected public obligations of the U.S. Treasury. These securities are designed to provide inflation protection to investors. TIPS are income generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.
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The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index such as the Consumer Price Index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Small Business Administration, the Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies and instrumentalities described above, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. All U.S. government securities are subject to credit risk.
Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the Fund’s portfolio investments in these securities.
From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity may be adversely impacted.
Floating and Variable Rate Notes
Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in the Fund’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a
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decline in the note’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. Of course, the Fund’s income from its floating and variable rate investments also may increase if interest rates rise.
Commercial Paper
Commercial paper is a short-term unsecured promissory note issued by businesses such as banks, corporations, finance companies and other issuers generally to finance short-term credit needs. Issuers may use commercial paper to finance accounts receivable or to meet short-term liabilities. Commercial paper generally has a fixed maturity of no more than 270 days and may trade on secondary markets after its issuance.
Mortgage-Backed Securities
A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. The Fund may invest in mortgage-backed securities. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.
Mortgage-backed securities are most commonly issued or guaranteed by GNMA, FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.
Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.
Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are
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U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.
Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by appreciation in home values, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Other Fixed Income Securities
The Fund may invest in a wide range of fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s Rating Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The Fund may also invest in unrated securities.
Foreign Sovereign, Sub-Sovereign, Quasi Sovereign and Supranational Securities. The Fund may invest in fixed-rate debt securities issued by: non-U.S. governments (foreign sovereign bonds); local governments, entities or agencies of a non-U.S. country (foreign sub-sovereign bonds); corporations with significant government ownership (“Quasi-Sovereigns”); or two or more central governments or institutions (supranational bonds). These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Such an event impacting a security held by the Fund would likely have an adverse impact on the Fund’s returns. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source. This may cause the Fund, at times, to pay a premium to obtain such securities for its own portfolio. For more information related to foreign sovereign, sub-sovereign and supranational securities, see “Foreign Securities” and “Exposure to Securities or Issuers in Specific Foreign Countries or Regions” above.
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Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
Junk Bonds. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but the higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, the risk was that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below the rating it had at the time of purchase. However, ProShare Advisors will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.
Covered Bonds. The Fund may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that
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compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.
Unrated Debt Securities. The Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as that of any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
EQUITY SECURITIES
The Fund may invest in equity securities. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s value may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.
FOREIGN SECURITIES
The Fund may invest in foreign issuers, securities traded principally in securities markets outside the United States, U.S.-traded securities of foreign issuers and/or securities denominated in foreign currencies (together “foreign securities”). Also, the Fund may seek exposure to foreign securities by investing in Depositary Receipts (discussed below). Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income and/or gains earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about issuers in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. Further, the growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.
In addition, the securities of some foreign governments, companies and markets are less liquid, and may be more volatile, than comparable securities of domestic governments, companies and markets. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. The Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Moreover, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers. Additionally, U.S. investors may be prohibited from investing in securities issued by companies in certain foreign countries. This could negatively impact the Fund’s ability to sell securities or other financial instruments as needed. Such action may impair the value or liquidity of securities and negatively impact the Fund.
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The Fund’s foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.
The Fund may value its financial instruments based upon foreign securities by using the market prices of domestically traded financial instruments with comparable foreign securities market exposure.
Exposure to Securities or Issuers in Specific Foreign Countries or Regions
The Fund may focus its investments in particular foreign geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of the Fund may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, the Fund with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, the Fund may have an investment focus in a foreign country or region that is an emerging market and, therefore, are subject to heightened risks relative to the Fund that focuses its investments in more developed countries or regions.
Exposure to Foreign Currencies
The Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, including “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that the Fund invests in such currencies, that Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. Additionally, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and on currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges may be affected differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control. The Fund may be unable or choose not to hedge its foreign currency exposure.
Depositary Receipts
The Fund may invest in depositary receipts. Depositary receipts are receipts, typically issued by a financial institution, which evidence ownership of underlying securities issued by a non-U.S. issuer. Types of depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and New York Shares (“NYSs”).
ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. In general, there is a large, liquid market in the United States for many ADRs. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. ADRs do not eliminate all risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the stock of foreign issuers outside the U.S., however, the Fund may avoid certain risks related to investing in foreign securities on non-U.S. markets.
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GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries that do not restrict the trading of their stocks on other nations’ exchanges. The Fund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.
The Fund may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored,” require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.
Unsponsored ADR programs generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored ADR. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the price of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer and/or there may be no correlation between available information and the market value.
Foreign Currencies and Related Transactions
Costs of Hedging. When the Fund purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s net asset value per share. The Fund may enter into foreign currency transactions as a substitute for cash investments and for other investment purposes not involving hedging, including, without limitation, to exchange payments received in a foreign currency into U.S. dollars or in anticipation of settling a transaction that requires the Fund to deliver a foreign currency.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if ProShare Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. Also, foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. In addition, the use of cross-hedging transactions may involve special risks, and may leave the Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
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FORWARD CONTRACTS
The Fund may enter into forward contracts to attempt to gain exposure to an index or asset, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the other party a fixed price for an agreed-upon amount of an underlying asset or the cash value of the underlying asset at an agreed-upon date. Forward contracts that cannot be terminated in the ordinary course of business within seven days at approximately the amount at which the Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. The Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. The counterparty to any forward contract will typically be a major, global financial institution. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws and proceedings in the event of the counterparty’s bankruptcy or insolvency, which could affect the Fund’s rights as a creditor and ability to enforce the remedies provided in the applicable contract.
FUTURES CONTRACTS AND RELATED OPTIONS
Futures in General
The Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of a Fund.
Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).
All of the Fund’s transactions in futures and options on futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. A Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.
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In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. Exchanges may cancel trades in limited circumstances, for example, if the exchange believes that allowing such trades to stand as executed could have an adverse impact on the stability or integrity of the market. Any such cancellation may adversely affect the performance of a Fund.
Options on Futures
When the Fund purchases a put or call option on a futures contract, the Fund pays a “premium” (i.e., an amount in addition to the value of the underlying contract in relation to the exercise price of the option) for the right to sell (in the case of a put) or purchase (in the case of a call) the underlying futures contract for a specified price upon exercise at any time during the option period. When the Fund sells (or “writes”) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.
Futures Margin Requirements
Upon entering into a futures contract, the Fund will be required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the contract’s value (these amounts are subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. A party to a futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to futures is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to customer futures positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for futures positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. If an FCM does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Correlation Risk
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although the Fund intends to buy or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may
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be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.
Speculative Position Limits
The CFTC, certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) speculative position limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the Advisor and its affiliates may be aggregated for this purpose. Therefore, trading decisions of the Advisor may have to be modified and positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts.
INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Because most ETFs are investment companies, absent reliance on Rule 12d1-4 under the 1940 Act, the Fund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the Fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of Fund of Funds Agreements and specifies the responsibilities of the Board related to “fund of fund” arrangements.
SECURITIES AND INDEX OPTIONS
The Fund may buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. Options may settle in cash or settle by a delivery of securities or other assets underlying the options.
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Physically Settled Options
By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.
Cash-Settled Options
Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.
Exercise of Options
During the term of an option on securities, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying asset against payment of the exercise price (or, in certain types of options, make a cash equivalent payment). This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying asset and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction.
Cleared Options
In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for the Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.
If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs,
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paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.
Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Options Position Limits
Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.
Index Options
Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying assets composing the index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular asset, whether the Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of prices for specific underlying assets generally or, in the case of certain indexes, in an industry or market segment.
INVESTMENT IN A SUBSIDIARY
The Fund (the “Parent Fund”) may achieve commodity exposure through investment in a wholly-owned subsidiary of the Parent Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. The Subsidiary for ProShares Short Bitcoin ETF II is the ProShares Cayman Short Bitcoin Portfolio. The Parent Fund’s investment in its Subsidiary is intended to provide such Parent Fund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiary may invest in derivatives, including futures, forwards, option and swap contracts, notes and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiary is not registered under the 1940 Act, and Subsidiary will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the Parent Fund, including its investment in its respective Subsidiary, and the Parent Fund’s role as the sole shareholder of the Subsidiary.
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Changes in the laws of the United States and/or the Cayman Islands, under which the Parent Fund and the Subsidiary are organized, respectively, could result in the inability of the Parent Fund and/or its Subsidiary to operate as described in this SAI and could negatively affect the Parent Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Parent Fund shareholders would likely suffer decreased investment returns. See “Taxation” below for more information.
The financial statement of the Subsidiary will be consolidated with its Parent Fund’s financial statements in the Parent Fund’s Annual and Semi-Annual Reports.
SWAPS
General
The Fund may enter into swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position including in circumstances in which direct investment is restricted, impossible, or is otherwise impracticable. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.
As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
As a trading technique, ProShare Advisors may substitute physical securities with a swap having investment characteristics substantially similar to the underlying securities. The Fund may also enter into swaps that provide the opposite return of their benchmark or a security. Their operations are similar to that of the swaps discussed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are often netted with any unrealized gain or loss to determine the value of the swap.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value
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of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
ProShare Advisors, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swaps.
Common Types of Swaps
The Fund may enter into any of several types of swaps, including:
Total Return Swaps. Total return swaps may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way
Interest Rate Swaps. Interest rate swaps, in their most basic form, involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. For example, the Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease the Fund’s exposure to long- or short-term interest rates. For example, the Fund may enter into an interest rate swap to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.
Credit Default Swaps (“CDS”): A CDS generally references one or more debt securities or reference entities. The protection “buyer” in a CDS is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default in payments of interest or principal on bonds, has occurred in respect of the reference entity or assets. If a credit event occurs, the seller generally must pay the buyer: (a) the full notional value of the swap; or (b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default.
Other Swaps. Other forms of swaps that the Fund may enter into include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Mechanics of the Fund’s Swaps
Payments. Most swaps entered into by the Fund (but generally not CDS) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement
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(the “net amount”). Other swaps, such as CDS, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity.
The Fund’s current obligations under most swaps (e.g., total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap). However, typically no payments will be made until the settlement date.
Swaps that cannot be terminated in the ordinary course of business within seven days at approximately the amount the Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations.
Counterparty Credit Risk. The Fund will not enter into any uncleared swap (i.e., not cleared by a central counterparty) unless ProShare Advisors believes that the other party to the transaction is creditworthy. The counterparty to an uncleared swap will typically be a major global financial institution. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral, and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, the Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if the Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Upon entering into a cleared swap, the Fund is required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the notional amount (this amount is subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to the Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
A party to a cleared swap is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to cleared swaps is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to cleared swap positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be
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fully protected in the event of the bankruptcy of the Fund’s FCM, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for cleared swaps positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the amount of initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not provide accurate reporting, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, if an FCM does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by an FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.
Termination and Default Risk. Certain of the Fund’s swap agreements contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement.
Regulatory Margin
In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between the Fund and its counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what the Fund would agree with its counterparty in the absence of such regulation. In all events, where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the relevant Fund is in default on its obligations to the swap counterparty.
In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). From time to time, the initial margin rules may apply to certain Funds’ swap trading relationships. In the event that the rules apply to a Fund, they would impose significant costs on such the Fund’s ability to engage in uncleared swaps and, as such, could adversely affect ProShare Advisors’ ability to manage the Fund, may impair the Fund’s ability to achieve its investment objective and/or may result in reduced returns to the Fund’s investors.
Risks of Government Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The regulation of derivatives markets in the U.S., the European Union (“E.U.”), the United Kingdom (“U.K.”) and other jurisdictions is an evolving area of law and continues to be subject to modification by government and judicial action. Legislative and regulatory reforms, including the Dodd-Frank Wall Street
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Reform and Consumer Protection Act (the “Dodd-Frank Act”), have resulted in increased regulation of derivatives, including clearing, margin, trade execution, reporting, recordkeeping and registration requirements. Derivatives regulations could, among other things, restrict the Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to the Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and the Fund may as a result be unable to execute its investment strategies in a manner that ProShare Advisors might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.
Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU, the U.K. and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU and the U.K., governmental authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).
In addition, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and requires registered investment companies to adopt and implement a derivatives risk management program. In connection with the adoption of the rule, the SEC eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule.
These and future rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for the Fund, since the Fund has to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their full impact on the Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Fund to different kinds of risks and costs.
Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.
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As noted in this SAI, the SEC has in recent years proposed and, in some cases, finalized several new rules regarding a wide range of topics relevant to the Funds. For example, the SEC has proposed new rules requiring the reporting and public disclosure of a manager’s positions in security-based swaps, including CDS, equity total return swaps and related positions. The SEC has also finalized new rules restricting activities that could be considered to be manipulative in connection with security-based swaps, new rules regarding beneficial ownership and public reporting by managers under Section 13 of the Exchange Act, and new rules requiring the central clearing of certain cash and repurchase transactions involving U.S. Treasuries. The SEC has also adopted a new rule that will require reporting and public disclosure of certain securities loan transaction information. These and other proposed new rules, whether assessed on an individual or collective basis, could fundamentally change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of fund advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for the Funds to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.
BORROWING
The Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.
The Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. Subject to applicable law, such agreements may be subject to the 300% asset coverage requirement applicable to borrowings by the Fund.
CASH RESERVES
In seeking to achieve its investment objective, as a cash reserve, for liquidity purposes, or as cover for positions it has taken, the Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, or for liquidity purposes. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting
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an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Fund will be monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of the Fund in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. The new clearing requirements could make it more difficult for the Fund to execute certain investment strategies.
In addition, as discussed above, the SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (e.g., reverse repurchase agreements). Pursuant to the rule, whenever the Fund enters into a reverse repurchase agreement, it will either: (i) be consistent with Section 18 of the Act and maintain asset coverage of at least 300% of the value of the repurchase agreement; or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the value-at-risk-based limit on leverage risk.
SHORT SALES
The Fund may engage in short sales transactions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be
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retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.
The Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.
The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on new or increases in short sales of certain securities, including short positions on such securities acquired through swaps, in response to market events. Bans on short selling and such short positions may make it impossible for a Fund to execute certain investment strategies and a Fund may be unable to execute its investment strategies as a result. The SEC has also adopted new rules that require investment managers to file monthly confidential reports with the SEC regarding equity short sales and related activity. Under the new rules, the SEC will publicly disclose aggregated short position information on a monthly basis. In addition, other non-U.S. jurisdictions (such as the EU and the UK) where the Fund may trade have reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on the Investment Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where the Investment Manager seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy.
SECURITIES LENDING
The Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each loan will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When the Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. The Fund may incur fees and expenses in connection with the reinvestment of cash collateral. For loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Fund is typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities on loan pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned
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securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. The Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan.
The SEC has adopted new reporting requirements for securities loans which include the public dissemination of certain information about such loans. These new reporting requirements may negatively impact the Fund’s ability to execute certain of its investment strategies.
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Fund, from time to time, in the ordinary course of business, may (subject in some cases to certain regulatory requirements) purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place a number of days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed- delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.
ILLIQUID SECURITIES
The Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. Securities generally will be considered “illiquid” if the Fund reasonably expects the security cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.
The SEC has adopted Rule 22e-4 under the 1940 Act, which requires the Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. The Fund does not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and it may not reduce the liquidity risk inherent in the Fund’s investments.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the
33

market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such an event, appropriate remedies will be considered in order to minimize the effect on the Fund’s liquidity.
CYBERSECURITY
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of the Fund’s third-party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities in which the Fund invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund has established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by issuers in which the Fund invests.
MANAGEMENT
There may be circumstances outside the control of ProShare Advisors, the Trust, the Administrator (as defined below), the transfer agent, the Custodian (as defined below), any sub-custodian, the Distributor (as defined below), and/or the Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while ProShare Advisors has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent the Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.
NON-DIVERSIFIED STATUS
The Fund is a “non-diversified” series of the Trust. The Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a RIC accorded special tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. The Fund’s ability to pursue its investment strategy may be limited by that Fund’s intention to qualify as a RIC and its strategy may bear adversely on its ability to so qualify. For more details, see “Taxation” below. With respect to a “non-diversified” Fund, a relatively high percentage of such the Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.
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MARKET DISRUPTION AND GEOPOLITICAL RISK
War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of securities in affected countries, a weakening of the affected countries’ currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions.
TRADE DISPUTES
Global economies interdependent on and may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.
PORTFOLIO TURNOVER
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. However, the Fund may trade through broker-dealers that charge a commission. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
The portfolio turnover rate may vary from year to year, as well as within a year. It is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including the futures contracts in which the Fund invests, are excluded from the calculation of Portfolio Turnover Rate for the Fund. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
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SPECIAL CONSIDERATIONS
To the extent discussed herein and in the Fund’s Prospectus, the Fund presents certain risks, some of which are further described below.
TRACKING AND CORRELATION
Several factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark. Among these factors are: (i) the Fund’s fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (ii) less than all of the securities underlying the Fund’s benchmark being held by the Fund and/or securities not included in its benchmark being held by the Fund; (iii) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts, and the performance of the underlying securities in a benchmark; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) holding instruments traded in a market that has become illiquid or disrupted; (vi) the Fund’s share prices being rounded to the nearest cent; (vii) changes to the benchmark that are not disseminated in advance; (viii) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (ix) limit-up or limit-down trading halts on options or futures contracts which may prevent the Fund from purchasing or selling options or futures contracts; (x) early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (xi) fluctuations in currency exchange rates.
Also, because the Fund engages in daily rebalancing to position its portfolio so that its exposure to its index is consistent with the Fund’s daily investment objective, disparities between estimated and actual purchases and redemptions of the Fund may cause the Fund to be under- or overexposed to its benchmark. This may result in greater tracking and correlation error.
Furthermore, the Fund has an investment objective to seek daily investment results, before fees and expenses, that correspond to the performance of the inverse of the daily performance of an index for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The Fund is subject to the correlation risks described above. In addition, while a close correlation of the Fund to its benchmark may be achieved on any single day, the Fund’s performance for any other period is the result of its return for each day compounded over the period. This usually will differ in amount and possibly even direction from the inverse of the daily return of the Fund’s index for the same period, before accounting for fees and expenses, as further described in the Prospectus and below.
LEVERAGE
The Fund intends to use, on a regular basis, leveraged investment techniques in pursuing its investment objective. Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of the Fund’s Shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If the Fund achieves its investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Fund not been leveraged.
SPECIAL NOTE REGARDING THE CORRELATION RISKS OF GEARED FUNDS
As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of the Fund to vary from its benchmark performance times the stated multiple or inverse multiple in the Fund’s investment objective, before accounting for fees and expenses. Compounding affects all
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investments, but has a more significant impact on the Geared Funds. Four factors significantly affect how close daily compounded returns are to longer-term benchmark returns times the fund’s multiple: the length of the holding period, benchmark volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each can lead to returns that differ in amount, and possibly even direction, from a Geared Fund’s stated multiple times its benchmark return. As the tables below show, particularly during periods of higher benchmark volatility, compounding will cause longer term results to vary from the benchmark performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.
A Geared Fund’s return for periods longer than one day is primarily a function of the following:
a) benchmark performance;
b) benchmark volatility;
c) period of time;
d) financing rates associated with leverage or inverse exposure;
e) other Fund expenses;
f) dividends or interest paid with respect to securities included in the benchmark; and
g) daily rebalancing of the underlying portfolio.
The fund performance for a Geared Fund can be estimated given any set of assumptions for the factors described above. The tables on the following pages illustrate the impact of two factors, benchmark volatility and benchmark performance, on a Geared Fund. Benchmark volatility is a statistical measure of the magnitude of fluctuations in the returns of a benchmark and is calculated as the standard deviation of the natural logarithm of one plus the benchmark return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of benchmark performance and benchmark volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid with respect to securities included in the underlying benchmark; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.
The table below shows a performance example of the Fund that has an investment objective to correspond to the inverse (-1x) of the daily performance of an index. In the chart below, areas shaded lighter represent those scenarios where the Fund will return the same or outperform (i.e., return more than) the index performance; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance.
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Estimated Fund Return Over One Year When the Fund’s Investment Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse (-1x) of the Daily Performance of an Index.
One Year Index Performance	Inverse (-1x) of One Year Index Performance	Index Volatility
		0%	10%	20%	30%	40%	50%	60%	70%	80%	90%	100%
-90%	90%	900.00%	890.05%	860.79%	813.93%	752.14%	678.80%	597.68%	512.63%	427.29%	344.86%	267.88%
-80%	80%	400.00%	395.02%	380.39%	356.97%	326.07%	289.40%	248.84%	206.31%	163.65%	122.43%	83.94%
-70%	70%	233.33%	230.02%	220.26%	204.64%	184.05%	159.60%	132.56%	104.21%	75.76%	48.29%	22.63%
-60%	60%	150.00%	147.51%	140.20%	128.48%	113.04%	94.70%	74.42%	53.16%	31.82%	11.21%	-8.03%
-50%	50%	100.00%	98.01%	92.16%	82.79%	70.43%	55.76%	39.54%	22.53%	5.46%	-11.03%	-26.42%
-40%	40%	66.67%	65.01%	60.13%	52.32%	42.02%	29.80%	16.28%	2.10%	-12.12%	-25.86%	-38.69%
-30%	30%	42.86%	41.44%	37.26%	30.56%	21.73%	11.26%	-0.33%	-12.48%	-24.67%	-36.45%	-47.45%
-20%	20%	25.00%	23.76%	20.10%	14.24%	6.52%	-2.65%	-12.79%	-23.42%	-34.09%	-44.39%	-54.02%
-10%	10%	11.11%	10.01%	6.75%	1.55%	-5.32%	-13.47%	-22.48%	-31.93%	-41.41%	-50.57%	-59.12%
0%	0%	0.00%	-1.00%	-3.92%	-8.61%	-14.79%	-22.12%	-30.23%	-38.74%	-47.27%	-55.51%	-63.21%
10%	-10%	-9.09%	-10.00%	-12.66%	-16.92%	-22.53%	-29.20%	-36.57%	-44.31%	-52.06%	-59.56%	-66.56%
20%	-20%	-16.67%	-17.50%	-19.93%	-23.84%	-28.99%	-35.10%	-41.86%	-48.95%	-56.06%	-62.93%	-69.34%
30%	-30%	-23.08%	-23.84%	-26.09%	-29.70%	-34.45%	-40.09%	-46.33%	-52.87%	-59.44%	-65.78%	-71.70%
40%	-40%	-28.57%	-29.28%	-31.37%	-34.72%	-39.13%	-44.37%	-50.17%	-56.24%	-62.34%	-68.22%	-73.72%
50%	-50%	-33.33%	-34.00%	-35.95%	-39.07%	-43.19%	-48.08%	-53.49%	-59.16%	-64.85%	-70.34%	-75.47%
60%	-60%	-37.50%	-38.12%	-39.95%	-42.88%	-46.74%	-51.32%	-56.40%	-61.71%	-67.04%	-72.20%	-77.01%
70%	-70%	-41.18%	-41.76%	-43.48%	-46.24%	-49.87%	-54.19%	-58.96%	-63.96%	-68.98%	-73.83%	-78.36%
80%	-80%	-44.44%	-45.00%	-46.62%	-49.23%	-52.66%	-56.73%	-61.24%	-65.97%	-70.71%	-75.29%	-79.56%
90%	-90%	-47.37%	-47.89%	-49.43%	-51.90%	-55.15%	-59.01%	-63.28%	-67.76%	-72.25%	-76.59%	-80.64%
100%	-100%	-50.00%	-50.50%	-51.96%	-54.30%	-57.39%	-61.06%	-65.12%	-69.37%	-73.64%	-77.76%	-81.61%
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INVESTMENT RESTRICTIONS
The Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without a “vote of a majority of the outstanding voting securities” of the Fund. The phrase “majority of outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a duly-called meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. (All policies of the Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations (except for the restriction on concentration), all percentage limitations apply immediately after a purchase or initial investment.
The Fund may not:
1.
Make investments for the purpose of exercising control or management.
2.
Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.
3.
Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.
4.
Issue senior securities to the extent such issuance would violate applicable law.
5.
Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1∕3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.
6.
Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, as amended, in selling portfolio securities.
7.
Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin.
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MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES AND ITS LEADERSHIP STRUCTURE
The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged ProShare Advisors to manage the Fund and is responsible for overseeing ProShare Advisors and other service providers to the Trust and the Fund in accordance with the provisions of the federal securities laws.
The Board is currently composed of four Trustees, including three Independent Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board periodically meets in executive session (with and without employees of ProShare Advisors), and holds special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.
The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Co-Founder and Chief Executive Officer of ProShare Advisors and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine (with the advice of counsel) which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman performs such other functions as requested by the Board from time to time. The Board does not have a lead Independent Trustee.
The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and the Fund. These characteristics include, among other things, the fact that multiple series are organized under one Trust; all series of the Trust are registered investment companies; all series of the Trust have common service providers; and that the majority of the series of the Trust are geared funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to each series of the Trust. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings, further leading to the determination that a complex board structure is unnecessary. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure at least annually and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.
The Board oversight of the Trust and the Fund extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. ProShare Advisors and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of the Fund meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on the Fund of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.
The Board has appointed a Chief Compliance Officer (“CCO”) for the Trust (who is also the CCO for ProFund Advisors LLC). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to
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the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers or employees of ProShare Advisors report to the Board in the event that any material risk issues arise.
In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, the Fund’s controls over financial reporting. The Trustees, their birth date, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the address of each Trustee is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig Birth Date: 9/56	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProShares (131) ProFunds (116)	Context Capital
Russell S. Reynolds III Birth Date: 7/57	Indefinite; November 2005 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProShares (131) ProFunds (116)	RSR Partners, Inc.
Michael C. Wachs Birth Date: 10/61	Indefinite; November 2005 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProShares (131) ProFunds (116)	NAIOP (the Commercial Real Estate Development Association)
Interested Trustee and Chairman of the Board
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Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael L. Sapir** Birth Date: 5/58	Indefinite; 2002 to present	Chairman and Chief Executive Officer of ProFund Advisors LLC (April 1997 to present); ProShare Advisors LLC (November 2005 to present); and ProShare Capital Management LLC (July 2008 to present).	ProShares (131) ProFunds (116)	None

*
The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProShare Advisors and any registered investment companies that have an investment adviser that is an affiliated person of ProShare Advisors. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this SAI are excluded from these figures.
**
Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in ProShare Advisors.
The Board was formed in 2002, prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees prior to the Trust’s operations. Mr. Fertig was added in June 2011. Each Trustee was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to series of the Trust, each individual brings experience and qualifications from other areas. In particular, Mr. Reynolds has significant senior executive experience in the areas of human resources, recruitment and executive organization; Mr. Wachs has significant experience in the areas of investment and real estate development; Mr. Sapir has significant experience in the field of investment management, both as an executive and as an attorney; and Mr. Fertig has significant experience in the areas of investment and asset management.
COMMITTEES
The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds, Wachs and Fertig. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met five times, and the Board of Trustees met six times.
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TRUSTEE OWNERSHIP
Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2023.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig, Trustee	Over $100,000	Over $100,000
Russell S. Reynolds III, Trustee	$10,001-$50,000	$10,001-$50,000
Michael C. Wachs, Trustee	None	$10,001-$50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	Over $100,000	Over $100,000
COMPENSATION OF TRUSTEES
Each Independent Trustee is paid a $325,000 annual retainer for service as a Trustee on the Board and for service as a trustee on the board of other funds in the Fund Complex. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.
The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2024.
Name	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig, Trustee	$0	$0	$0	$325,000.00
Russell S. Reynolds, III, Trustee	$0	$0	$0	$325,000.00
Michael C. Wachs, Trustee	$0	$0	$0	$325,000.00
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0
OFFICERS
The Trust’s executive officers (the “Officers”), their date of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and Officer is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
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Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Todd B. Johnson Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of ProShare Advisors (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Maria Clem Sell 3 Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 2/78	Treasurer	Indefinite; June 2022 to present	Senior Principal Consultant and Fund Treasurer, ACA Group (2021 to present); Director, Franklin Templeton Investments (2014 to 2021).
Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present
Counsel and Chief Compliance Officer of
ProShare Advisors (December 2004 to
present) and ProFund Advisors LLC (October
2002 to present); Secretary of ProFunds
Distributors, Inc. (April 2008 to present);
Chief Compliance Officer of ProFunds
Distributors, Inc. (July 2015 to present).

Richard F. Morris Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present
General Counsel of ProShare Advisors;
ProFund Advisors LLC; and ProShare Capital
Management LLC (December 2015 to
present); Chief Legal Officer of ProFunds
Distributors, Inc. (December 2015 to present);
Partner at Morgan Lewis & Bockius, LLP
(October 2012 to November 2015).

The Officers, under the supervision of the Board, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or ACA Group. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.
COMPENSATION OF OFFICERS
The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.
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INVESTMENT ADVISOR
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and Radcliff PS I LLC.
INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
ProShare Advisors serves as the investment advisor to the Fund pursuant to an investment advisory and management agreement dated June 23, 2015 (the “Advisory and Management Agreement”). The principal offices of ProShare Advisors are located at 7501 Wisconsin Avenue Suite 1000E, Bethesda, MD 20814. ProShare Advisors manages the investment and reinvestment of the Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services.
In addition, ProShare Advisors is responsible for substantially all expenses of each Fund except for: (i) brokerage and other transaction expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer and his or her staff; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) interest of any kind or nature; (x) fees and expenses related to the provision of securities lending services; and (xi) the fee payable to ProShare Advisors. The payment or assumption by ProShare Advisors of any expenses of the Fund that ProShare Advisors is not required by the Advisory and Management Agreement to pay or assume shall not obligate ProShare Advisors to pay or assume the same or any similar expense of such Fund, on any subsequent occasion.
The Advisory and Management Agreement may be terminated with respect to the Fund at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor, in each case upon sixty days’ prior written notice. Pursuant to the Advisory and Management Agreement, the Fund pays ProShare Advisors a fee at an annualized rate based on a percentage of the Fund’s average daily net assets as set forth below for investment advisory services.
Name of Fund	Investment Advisory Fee
Short Bitcoin ETF II	0.95%
Fees Paid under the Investment Advisory and Management Agreement
Because the Fund was not operational at the end of the Trust’s last fiscal year, certain information on the Fund is not included in this SAI.
PORTFOLIO MANAGEMENT
PORTFOLIO MANAGER COMPENSATION
ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio
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manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.
The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.
Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.
Portfolio Manager Ownership
Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Fund managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2024.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProShares Family
Alexander Ilyasov	None	$50,001-$100,000
George Banian	None	None
Other Accounts Managed by Portfolio Managers
Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2024.
Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/Total Assets
Alexander Ilyasov	81/$4,801,946,509	16/$3,127,816,937	0/$0
George Banian	11/$2,926,504,482	12/$3,001,968,189	0/$0
Conflicts of Interest
In the course of providing advisory services, ProShare Advisors may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. ProShare Advisors also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of ProShare Advisors.
ProShare Advisors, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in ProShare Advisors’ clients, such as the Fund. Thus ProShare Advisors may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. ProShare Advisors may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.
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In addition, ProShare Advisors, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of ProShare Advisors may buy or sell securities or other instruments that ProShare Advisors has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with ProShare Advisors’ recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. ProShare Advisors has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any “access person” of ProShare Advisors, (as defined under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
ProShare Advisors and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, ProShare Advisors and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of ProShare Advisors. Accordingly, should ProShare Advisors or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, ProShare Advisors and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
REGISTRATION AS A COMMODITY POOL OPERATOR
In connection with its management of the Fund, ProShare Advisors has registered as a commodity pool operator (a “CPO”) and the Fund as a commodity pool under the Commodity Exchange Act (the “CEA”). Accordingly, with respect to the Fund, ProShare Advisors is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including disclosure requirements and reporting and recordkeeping requirements. ProShare Advisors is also subject to periodic inspections and audits by the NFA. Compliance with these regulatory requirements could adversely affect the Fund’s total return. In this regard, any further amendment to the CEA or its related regulations that subject ProShare Advisors or the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.
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OTHER SERVICE PROVIDERS
ADMINISTRATORS AND FUND ACCOUNTING AGENT
JPMorgan, One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Fund pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all financial reports, and all other materials, except registration statements and proxy statements, required to be filed or furnished by the Fund under federal and state securities laws.
The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.
Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, OH 43219, an indirect wholly-owned subsidiary of Citibank N.A., provides regulatory administration services to the Trust (altogether, the “Regulatory Administrative Services”). For its services, Citi is paid a set fee allocated among the Fund.
Fees Paid under the Administration Agreement and Regulatory Administration Agreement
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
CUSTODIAN, TRANSFER AGENT, AND INDEX RECEIPT AGENT
JPMorgan Chase Bank, N.A. (“JPMorgan”) also acts as Custodian, Transfer Agent, Index Receipt Agent to the Fund. JPMorgan is located at 4 MetroTech Center, Brooklyn, NY 11245.
The Custodian is responsible for safeguarding the Fund’s cash and securities, receiving and delivering securities, collecting the Fund’s interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The Custodian is also responsible for the appointment and oversight of any sub-custodian banks and for providing reports regarding such sub-custodian banks and clearing agencies.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm and provides audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.
LEGAL COUNSEL
Ropes & Gray LLP serves as counsel to the Fund. The firm’s address is Prudential Tower, 800 Boylston Street, Boston, MA 02199.
PRINCIPAL FINANCIAL OFFICER/TREASURER SERVICES
The Trust has entered into an agreement with ACA Group (“ACA”), pursuant to which ACA provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither ACA nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or the Fund. The Trust pays ACA an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse ACA for certain out-of-pocket expenses incurred by ACA in providing services to the Trust. For the fiscal
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years ended May 31, 2020, May 31, 2021, and May 31, 2024, the Trust paid $386,997, $372,592 and $371,192, respectively, to ACA for services pursuant to its agreement. ACA is located at Three Canal Plaza, Suite 100, Portland, ME 04101.
DISTRIBUTOR
SEI Investments Distribution Co. (“SEI”) serves as the distributor and principal underwriter in all fifty states and the District of Columbia. SEI is located at One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or the Fund, or which securities are to be purchased or sold by the Trust or the Fund. For the fiscal years ended May 31, 2020, May 31, 2021, and May 31, 2024, ProShare Advisors paid $1,045,747.26, $937,549.84, and $1,110,455.04, respectively, to the Distributor as compensation for services.
DISTRIBUTION AND SERVICE PLAN
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has approved a Distribution and Service Plan under which the Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.
The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Fund and holders of Shares of the Fund. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.
The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.
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OTHER MATTERS
PAYMENTS TO THIRD PARTIES FROM THE ADVISOR
ProShare Advisors, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their services and expenses incurred in connection with the distribution and promotion of the Fund’s Shares. In this regard, ProShare Advisors or an affiliate of ProShare Advisors, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.
ProShare Advisors has separate arrangements to make payments, other than for the educational programs and marketing activities described above, to Charles Schwab & Co., Inc. and Raymond James Financial Services, Inc. (the “Firms”). Pursuant to the arrangements with the Firms, the Firms agreed to promote certain ProShares ETFs to each Firm’s customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain ProShares ETFs. These payments, which may be significant, are paid by ProShare Advisors from its own resources and not from the assets of the Fund.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as
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the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.
CODE OF ETHICS
The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 of the 1940 Act, which is reasonably designed to ensure that all acts, practices and courses of business engaged in by personnel of the Trust, ProShare Advisors and the Distributor reflect high standards of conduct and comply with the requirements of the federal securities laws. There can be no assurance that the COE will be effective in preventing deceptive, manipulative or fraudulent activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by the Fund; however, such transactions are reported on a regular basis by ProShare Advisors’ personnel that are Access Persons. Access Persons, as the term is defined in the COE, subject to the COE are also required to report transactions in registered open-end investment companies advised or sub-advised by ProShare Advisors. The COE is on file with the SEC and is available to the public.
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PROXY VOTING POLICY AND PROCEDURES
Background
The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Fund, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to ProShare Advisors subject to the Board’s continuing oversight.
Policies and Procedures
The Advisor’s proxy voting policies and procedures (the “Guidelines”) are reasonably designed to maximize shareholder value and protect shareholder interests when voting proxies. The Advisor’s Brokerage Allocation and Proxy Voting Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibilities with regard to voting of client proxies. The Proxy Committee is composed of employees of the Advisor. The Proxy Committee reviews and monitors the effectiveness of the Guidelines. To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.
Information on how proxies were voted for portfolio securities for the 12-month (or shorter) period ended June 30 is available without charge, upon request, by calling the Advisor at 888-776-3637 or on the Trust’s website at proshares.com, or on the SEC’s website at http://www.sec.gov. See Appendix C for a copy of the proxy voting policy and procedures.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. Disclosure of the complete holdings of the Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter on Form N-CSR(S) and in the monthly holdings report on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. You can find SEC filings on the SEC’s website, www.sec.gov. In addition, the Fund’s portfolio holdings will be publicly disseminated each day the Fund is open for business via the Fund’s website at proshares.com.
The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Fund’s service providers to facilitate the provision of services to the Fund and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Fund creates and redeems Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.
Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of ProShare Advisors and the Fund’s distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.
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Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of ProShare Advisors or the Distributor and such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The lag time between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Board, ProShare Advisors is responsible for decisions to buy and sell securities and derivatives for the Fund and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. ProShare Advisors may choose to cross-trade securities between clients to save costs where allowed under applicable law.
The policy for the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. ProShare Advisors believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction, ProShare Advisors considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.
ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.
For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) ProShare Advisors evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.
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Consistent with the Fund’s investment objective, ProShare Advisors may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. ProShare Advisors will generally distribute such benefits pro rata to applicable client trades. In addition, ProShare Advisors, any of its affiliates or employees and the Fund have a policy not to enter into any agreement or other understanding—whether written or oral—under which brokerage transactions or remuneration are directed to a broker to pay for distribution of the Fund’s shares.
BROKERAGE COMMISSIONS
The Fund may experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the Fund’s investors, as well as the Fund’s investment objective and strategies.
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
SECURITIES OF REGULAR BROKER-DEALERS
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.
Because the New Fund was not operational at the end of the Trust’s last fiscal year, certain information on the New Fund is not included in this SAI.
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.
All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.
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The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of the Fund’s shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Fund would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
PURCHASE AND REDEMPTION OF SHARES
The Trust issues and redeems Shares only in aggregations of Creation Units. The Creation Unit size and the value of a Creation Unit at inception for the Fund is set forth below.
Fund Name	Creation Unit Size	Value of Creation Unit at inception
Short Bitcoin ETF II	10,000	$400,000
The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of the Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
Purchase and Issuance of Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an irrevocable order in proper form.
A “Business Day” with respect to the Fund is any day on which the Exchange upon which it is listed is open for business.
Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.
Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Authorized Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust or ProShare Advisors. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.
All questions as to the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
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Cash Purchase Amount
Creation Units are sold at their NAV (the “Cash Purchase Amount”) plus a Transaction Fee, as described below.
Purchase and Redemption Cut-Off Times
An Authorized Participant may place an order to purchase or redeem Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases and redemptions of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. In either case, for a purchase or redemption order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received in proper form by the following cut-off times (which may be earlier if the relevant Exchange or any relevant bond market closes earlier than normal, such as the day before a holiday). In all cases purchase/redeem procedures are at the discretion of ProShare Advisors and may be changed without notice.
Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
Short Bitcoin ETF II	2:00 p.m.
Purchases Through the Clearing Process
To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the Cash Purchase Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor.
Purchases Outside the Clearing Process
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of cash directly through DTC. Purchases (and redemptions) of Creation Units of the Fund settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount together with the applicable Transaction Fee.
Rejection of Purchase Orders
The Trust reserves the right to reject a purchase order transmitted to it by the Distributor including but not limited to the following: (a) the order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, ProShare Advisors, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events.
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The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Redemption in Cash
The Fund will redeem Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. The investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption Transaction Fee (“Cash Redemption Amount”).
Suspension or Postponement of Right of Redemption
The Fund may, in its discretion, suspend the right of redemption or may postpone the redemption or purchase settlement date, (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of the Fund through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order for the Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above.
All procedures set forth in the Authorized Participant Agreement must be followed in order to receive the next determined NAV. The Cash Redemption Amount will be transferred by the second (2nd) NSCC Business Day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through a transfer of Shares directly through DTC. A redemption order for the Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above. The order must be accompanied or preceded by the requisite number of Shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian by the second Business Day (T+2) following such transmittal date. All procedures set forth in the Authorized Participant Agreement must be properly followed in order to receive the next determined NAV.
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After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer Cash Redemption Amount (by the second Business Day (T+2) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).
In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.
Cancellations
In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the Authorized Participant shall not be responsible for such costs if the order was cancelled for reasons outside the Authorized Participant’s control or the Authorized Participant was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day.
Transaction Fees
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of the Fund associated with the issuance and redemption of Creation Units of Shares. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to a creation or redemption transaction. The maximum Transaction Fee on purchases and redemptions will be 2.00% of the NAV of any Creation Unit of any redemption transaction. In all cases, transaction fees will be limited in accordance with the applicable requirements of SEC Rules and Regulations. The Transaction Fees charged to the Fund are presented in the Authorized Participant Handbook.
These fees may, in certain circumstances, be paid by ProShare Advisors or otherwise waived.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are
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part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if the Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.
DETERMINATION OF NET ASSET VALUE
The NAV per Share for the Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV calculation time for the Fund is listed in the chart below (which may be earlier if the relevant Exchange or any relevant bond market closes early):
Fund(s)	Typical NAV Calculation Time Eastern Time
Short Bitcoin ETF II	4:00 p.m.
Certain portfolio investments may not be traded on days the Fund is open for business.
Securities (including short-term securities) and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Short-term securities are valued on the basis of amortized cost or based on market prices. Futures contracts are generally valued at their last sale price prior to the time at which the NAV per share of a class of shares of the Fund is determined. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate.
When ProShare Advisors determines that the price of a security is not readily available or deems the price unreliable, it may, in good faith, establish a fair value for that security. The Board has designated ProShares Advisors as “valuation designee” to perform fair value determinations for the Fund’s investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.
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TAXATION
OVERVIEW
Set forth below is a general discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.
TAXATION OF THE FUND
The Fund has elected, or intends to elect, and intends to qualify and to be eligible each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, the Fund generally must, among other things:
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from futures contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);
(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not greater than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to
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items attributable to an interest in a qualified publicly traded partnership. Moreover, the amounts derived from investments in foreign currency will be treated as Qualifying Income for purposes of subparagraph (a) above. There is a remote possibility that the Internal Revenue Service (“IRS”) could issue guidance contrary to such treatment with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or futures with respect to stocks or securities), which could affect the Fund’s ability to meet the 90% gross income test and adversely affect the manner in which that Fund is managed.
For purposes of the diversification test described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If, in any taxable year, the Fund were to fail to meet the 90% gross income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying the Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC accorded special tax treatment under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), may be taxable to shareholders as dividend income. In such a case, distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
As noted above, if the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
The Fund expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by the Fund will be subject to tax at the regular corporate rate. If the Fund retains any net capital gain, it will be subject to tax at the regular corporate rate on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary
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loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the payment of the excise tax amount is deemed to be de minimis).
A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Any such capital loss carryforwards will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., net capital losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain).
TAXATION OF FUND DISTRIBUTIONS
Distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain—the excess of net long-term capital gain over net short-term capital losses, in each case determined with reference to any loss carryforwards—that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The IRS and U.S. Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these
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purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of ordinary dividends and Capital Gain Dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Distributions are also taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the Fund shares). Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.
A dividend or Capital Gain Dividend with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan, or corporate pension or profit sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular situation.
Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.
QUALIFIED DIVIDEND INCOME
“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares.
Dividends-Received Deduction
In general, dividends of net investment income received by corporate shareholders of the Fund may qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an
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obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Repurchase Agreements
Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
DISPOSITION OF SHARES
Upon a sale, exchange or other disposition of shares of the Fund, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term or short-term capital gain or loss depending upon the shareholder’s holding period for the shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.
MARKET DISCOUNT
If the Fund purchases in the secondary market a debt security that has a fixed maturity date of more than one year from its date of issuance at a price lower than the stated redemption price of such debt security (or, in the case of a debt security issued with “original issue discount” (described below), a price below the debt security’s “revised issue price”), the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount.
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ORIGINAL ISSUE DISCOUNT
Certain debt securities may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest income that is included in the Fund’s income and, therefore, subject to the distribution requirements applicable to RICs, even though the Fund may not receive a corresponding amount of cash until a partial or full repayment or disposition of the debt security.
Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).
If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.
OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAPS
The tax treatment of certain contracts (including regulated futures contracts and non-equity options) entered into by the Fund will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary in character (see “Foreign Currency Transactions” below). Also, Section 1256 contracts held by the Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gains or losses are treated as ordinary or 60/40 gains or losses, as appropriate.
The tax treatment of a payment made or received on a swap to which the Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.
Transactions in options, futures, forward contracts, swaps and certain positions undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.
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More generally, investments by the Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund and defer or possibly prevent the recognition or use of certain losses by the Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by the Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid the Fund-level tax.
COMMODITY-LINKED INSTRUMENTS AND INVESTMENT IN A CAYMAN ISLANDS SUBSIDIARY
As discussed above in “Investment in a Subsidiary”, the Fund intends to achieve commodity exposure through investment in a wholly-owned foreign subsidiary (the “Subsidiary”). The Subsidiary is classified as a corporation and is treated as a “controlled foreign corporation” (“CFC”) for U.S. federal income tax purposes. The Fund will limit its investments in its Subsidiary in the aggregate to 25% of the Fund’s total assets at the end of each quarter. The Fund does not expect that income from its investment in its Subsidiary will be eligible to be treated as qualified dividend income or that distributions from its Subsidiary will be eligible for the corporate dividends-received deduction. If the Fund’s investments in its Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund may no longer be eligible to be treated as a RIC under Subchapter M of the code. The Advisor will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the subsidiary at the end of each tax quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the IRS as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC.
If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions
It is expected that the Subsidiary will neither be subject to taxation on its net income in the same manner as a corporation formed in the United States nor subject to branch profits tax on the income and gain derived from its activities in the United States. A foreign corporation will generally not be subject to such taxation unless it is engaged in or is treated as engaged in a U.S. trade or business. The rules regarding whether the Subsidiary will be treated as engaged in a U.S. trade or business as a result of its investments in bitcoin or bitcoin-linked derivatives are not certain. The Subsidiary expects to operate in a manner such that it is not so treated; if it were, the Subsidiary would be subject to U.S. federal income tax on a net basis at the corporate rate and would be subject to an additional branch profits tax, thus reducing the yield of the Fund’s investment in the Subsidiary.
In general, a foreign corporation that is not engaged in and is not treated as engaged in a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the jurisdiction in which the Subsidiary is (or would be) resident that would reduce this rate of withholding tax. Income subject to such a flat tax is of a fixed or determinable annual or periodic nature and includes dividends and interest income. Certain types of income are specifically exempted from the 30% tax and thus withholding is not required on payments of such income to a foreign corporation. The 30% tax generally does
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not apply to capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30% tax also does not apply to interest which qualifies as “portfolio interest.” Very generally, the term portfolio interest includes U.S.-source interest (including OID) on an obligation in registered form, and with respect to which the person, who would otherwise be required to deduct and withhold the 30% tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code.
As discussed in more detail below, FATCA (as defined below) generally imposes a reporting and 30% withholding tax regime with respect to certain U.S.-source income (“withholdable payments”) paid to “foreign financial institutions” and certain other non-U.S. entities when those entities fail to satisfy the applicable account documentation, information reporting, withholding, registration, certification and/or other requirements applicable to their status under FATCA. A Subsidiary will be subject to the 30% withholding tax in respect of any withholdable payment it receives if it fails to satisfy these requirements, as may be applicable to the Subsidiary. The Subsidiary expects to satisfy these requirements, as may be applicable to it, so as to avoid this additional 30% withholding. See “Certain Additional Reporting and Withholding Requirements” below for more discussion of these rules.
A U.S. person, including the Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in its Subsidiary, the Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” and any “global intangible low-taxed income” (“GILTI”) for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures) in commodities, and receipts with respect to securities loans. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets. Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in its Subsidiary and recognizes subpart F income or GILTI in excess of actual cash distributions from such the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. Subpart F income also includes the excess of gains over losses from transactions (including futures) in commodities.
The Fund’s recognition of any subpart F income or GILTI from an investment in its Subsidiary will increase the Fund’s tax basis in the Subsidiary. Distributions by a Subsidiary to the Fund, including in redemption of its Subsidiary’s shares, will be tax free, to the extent of its Subsidiary’s previously undistributed subpart F income or GILTI, and will correspondingly reduce the Fund’s tax basis in its Subsidiary, and any distributions in excess of the Fund’s tax basis in its Subsidiary will be treated as realized gain. Any losses with respect to the Fund’s shares of its Subsidiary will not be currently recognized. The Fund’s investment in its Subsidiary will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of the Subsidiary’s income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund. In addition, the net losses incurred during a taxable year by the Subsidiary cannot be carried forward by the Subsidiary to offset gains realized by it in subsequent taxable years. The Fund will not receive any credit in respect of any non-U.S. tax borne by the Subsidiary.
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Under Treasury regulations, subpart F inclusions included in the Fund’s annual income for U.S. federal income purposes will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Fund’s business of investing in stock, securities of currencies.
INVESTMENTS IN EXCHANGE-TRADED FUNDS
The Fund may invest in exchange-traded funds, including exchange-traded funds registered under the 1940 Act (“Underlying ETFs”). Some such Underlying ETFs will be treated as regulated investment companies for federal income tax purposes (each such Underlying ETF, an “Underlying RIC”). In such cases, the Fund’s income and gains will normally consist, in whole or part, of dividends and other distributions from the Underlying RICs and gains and losses on the disposition of shares of the Underlying RICs. The amount of income and capital gains realized by the Fund and in turn the Fund’s shareholders in respect of the Fund’s investments in Underlying RICs may be greater than such amounts would have been had the Fund invested directly in the investments held by the Underlying RICs, rather than in the shares of the Underlying RICs. Similarly, the character of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the investments held by the Underlying RICs.
To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, the Fund that invests in the Underlying RIC will not be able to benefit from those losses until and only to the extent that (i) the Underlying RIC realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares in the Underlying RIC in a transaction qualifying for sale or exchange treatment. Moreover, when the Fund makes such a disposition, any loss it recognizes will be a capital loss. The Fund will not be able to offset any capital losses from its dispositions of shares of the Underlying RIC against its ordinary income (including distributions deriving from net short-term capital gains realized by the Underlying RIC). In addition, a portion of such capital loss may be long-term, which will first offset the Fund’s capital gains, increasing the likelihood that the Fund’s short-term capital gains will be distributed to shareholders as ordinary income.
In the event that the Fund invests in an Underlying RIC that is not publicly offered within the meaning of the Code, the Fund’s redemption of shares of such Underlying RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC.
The Fund may invest in one or more exchange-traded funds that invest in commodities or options, futures, or forwards with respect to commodities, and are treated as QPTPs for federal income tax purposes. As noted above, the Fund is limited to investing no more than 25% of the value of its total assets in the securities of one or more QPTPs. Although income from QPTPs is generally qualifying income, if an ETF intending to qualify as a QPTP fails to so qualify and is treated as a partnership for U.S. federal income tax purposes, a portion of its income may not be qualifying income. It is also possible that an ETF intending to qualify as a QPTP will be treated as a corporation for federal income tax purposes. In such a case, it will be potentially liable for an entity-level corporate income tax, which will adversely affect the return thereon. There can be no guarantee that any ETF will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETFs as QPTPs. The Fund’s ability to pursue an investment strategy that involves investments in QPTPs may be limited by that Fund’s intention to qualify as a RIC, and may bear adversely on that Fund’s ability to so qualify.
The Fund may invest in exchange-traded funds that are organized as commodity trusts. An exchange-traded commodity trust is a pooled trust that invests in physical commodities, and issues shares that are traded on a securities exchange. When the pool of physical commodities is fixed, exchange traded commodity trusts are treated as transparent for U.S. federal income tax purposes, and thus, the Fund will be treated as holding its share of an exchange traded commodity trust’s assets for purpose of determining whether the Fund meets the 90% gross income test described above. As with other investments in commodities, investments in exchange traded commodity trusts may generate non-qualifying income for purposes of this
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test. As a result, the Fund’s investments in exchange traded commodity trusts can be limited by the Fund’s intention to qualify as a RIC, and can bear adversely on the Fund’s ability to so qualify.
UNRELATED BUSINESS TAXABLE INCOME
Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made.
CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.
BACKUP WITHHOLDING
The Fund may be required to withhold federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.
In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.
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NON-U.S. SHAREHOLDERS
Distributions by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In order to qualify for the withholding exemptions for Capital Gain Dividends interest-related and short-term capital gain dividends, a foreign shareholder is required to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the applicable W-8 form or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should consult their tax advisors or intermediaries, as applicable, regarding the application of these rules to their accounts.
Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
If a beneficial owner of Fund shares who or which is a foreign shareholder has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.
In general, a beneficial owner of Fund shares who or which is a foreign shareholder is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain
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other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).
If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. Interests in domestically controlled QIEs, including RICs that are QIEs, not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE.
If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.
Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to an investment in the Fund.
CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays to such shareholder. The IRS and the U.S. Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).
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Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
REPORTING REQUIREMENTS REGARDING FOREIGN BANK AND FINANCIAL ACCOUNTS
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
TAX EQUALIZATION
The Fund intends to distribute its net investment income and capital gains to shareholders at least annually to qualify for treatment as a RIC under the Code. Under current law, provided the Fund is not treated as a “personal holding company” for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Fund is required to distribute as dividends to non-redeeming shareholders. Tax equalization is not available to the Fund treated as a personal holding company. The amount of any undistributed income and/or gains is reflected in the value of the Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of the Fund’s use of this practice.
PERSONAL HOLDING COMPANY STATUS
The Fund will be a personal holding company for federal income tax purposes if 50% or more of the Fund’s shares are owned, at any time during the last half of the Fund’s taxable year, directly or indirectly by five or fewer individuals. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. If the Fund becomes a personal holding company, it may be subject to a tax of 20% on all its investment income and on any net short-term gains not distributed to shareholders on or before the fifteenth day of the third month following the close of the Fund’s taxable year. In addition, the Fund’s status as a personal holding company may limit the ability of the Fund to distribute dividends with respect to a taxable year in a manner qualifying for the dividends-paid deduction subsequent to the end of the taxable year and will prevent the Fund from using tax equalization, which may result in the Fund paying a fund-level income tax. The Fund intends to distribute all of its income and gain in timely manner such that it will not be subject to an income tax or an otherwise applicable personal holding company tax, but there can be no assurance that a Fund will be successful in doing so each year. There can be no assurance that the Fund is not nor will not become a personal holding company.
TAX SHELTER DISCLOSURE
Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years, or at least $10 million in any taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
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CREATION AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-terms capital gain or loss if the shares have been held for one year or less.
Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
OTHER TAX INFORMATION
The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in the Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to the Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.
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OTHER INFORMATION
RATING SERVICES
The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, and DBRS, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.
FINANCIAL STATEMENTS
The Fund’s fiscal year end is May 31st. Because the Fund had not commenced operations prior to May 31, 2024, no financial statements are available.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.
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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
S&P GLOBAL RATINGS (“S&P”)
Long-Term Issue Credit Ratings
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB – An obligation rated ’BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Municipal Short-Term Note Ratings
SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 – Speculative capacity to pay principal and interest.
Short-Term Issue Credit Ratings
A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
MOODY’S INVESTORS SERVICE (“MOODY’S”)
Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.
C – Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Rating Scale
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Municipal Investment Grade Rating Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade Rating Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
FITCH INVESTOR SERVICES (“FITCH’S)
Issuer Default Ratings
AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC – Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC – Very high levels of credit risk. Default of some kind appears probable.
C – Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.
D – Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
DBRS, Inc.
Long Term Obligations Scale
AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rating categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS Morningstar may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Commercial Paper and Short-Term Debt Rating Scale
R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3 – Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D – When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.

DBRS Morningstar may also use SD (Selective Default) in cases where only some 16 DBRS Morningstar Product Guide securities are impacted, such as the case of a “distressed exchange.”

APPENDIX B
PRINCIPAL HOLDERS AND CONTROL PERSONS
From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.
CONTROLLING PERSON INFORMATION
As of the date of this SAI, beneficial ownership information is not available as the Fund has not commenced operations.
B-1

APPENDIX C
TITLE:	Proxy Voting Policies and Procedures
FOR:	ProShare Advisors LLC and ProFund Advisors LLC
DATED:	March 1, 2008
AS REVISED:	May 1, 2015
C-1

Proxy Voting Policies and Procedures to Maximize Shareholder Value and Protect Shareowner Interests
It is the policy of ProFund Advisors LLC and ProShare Advisors LLC (collectively, the “Advisor”) to seek to maximize shareholder value and protect shareholder interests when voting proxies on behalf of clients. The Advisor seeks to achieve this goal by utilizing a set of proxy voting guidelines (the “Guidelines”) maintained and implemented by an independent service provider, Institutional Shareholder Services (“ISS”). The Advisor believes that these Policies and Procedures, including the Guidelines, are reasonably designed to ensure that proxy matters are conducted in the best interests of clients and in accordance with the Advisor’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940, and, in the case of its registered fund clients, applicable rules under the Investment Company Act of 1940.
Proxy Voting Guidelines
Proxies generally will be voted in accordance with the ISS Guidelines, an extensive list of common proxy voting issues and recommended voting actions for such issues based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Common issues in the Guidelines, and factors taken into consideration in voting proxies with respect to these issues, include, but are not limited to:
•Election of Directors—considering factors such as director qualifications, term of office, age limits.
•Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.
•Election of Auditors—considering factors such as independence and reputation of the auditing firm.
•Proxy Contest Defenses—considering factors such as board structure and cumulative voting.
•Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
•Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.
•Capital Structure—considering factors such as common stock authorization and stock distributions.
•Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.
•State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.
•Mergers and Corporate Restructuring—considering factors such as spinoffs and asset sales.
•Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.
•Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.
A full description of the Guidelines is maintained by the Advisor and the Advisor has established a committee that monitors the effectiveness of the Guidelines (the “Brokerage Allocation and Proxy Voting Committee” or the “Committee”).
The Advisor reserves the right to modify any of the recommendations set forth in the Guidelines with respect to any particular issue in the future, in accordance with the Advisor intent to vote proxies for clients in a manner that the Advisor determines is in the best interests of clients and which seeks to maximize the value of the client’s investments. The Advisor is not required to vote every proxy in fulfilling its proxy voting obligations. In some cases, the Advisor may determine that it is in the best interests of a client to refrain from exercising proxy voting rights. For example, the Advisor may determine that the cost of voting certain proxies exceeds the expected benefit to the client (such as where casting a vote on a foreign security would require hiring a translator), and may abstain from voting in such cases.
C-2

In cases where the Advisor does not receive a solicitation or enough information with respect to a proxy vote within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote. With respect to non- U.S. companies, it is typically difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisor does not vote proxies of non-U.S. companies if it determines that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.
Overview of the Proxy Voting Process
In relying on ISS to vote client proxies, the Advisor will take reasonable steps and obtain adequate information to verify that ISS has the capacity to provide adequate proxy advice, is independent of the Advisor, has an adequate conflict of interest policy, and does not have the incentive to vote proxies in anyone’s interest other than that of the Advisor’s client. In addition, the Committee will monitor for conflicts concerning ISS.
As proxy agent, ISS devotes research for proxies based on the level of complexity of the proxy materials to be voted. ISS assigns complex issues such as mergers or restructuring to senior analysts. Recurring issues for which case-by-case analysis is unnecessary are handled by more junior analysts. In every case, an analyst reviews publicly available information such as SEC filings and recent news reports and, if necessary, may contact issuers directly. Such discussions with issuers may be handled by telephone or in a face-to-face meeting. Analysts will seek to speak directly with management when a question is not answered by publicly available information and such information is needed for an informed recommendation.
As part of ISS’s quality assurance process, every analysis is reviewed by a director of research or a chief policy advisor. Complex issues such as mergers are assigned to senior staff members. Contested issues are reviewed by research directors. While a senior analyst takes the lead on every proxy contest, a member of management will frequently conduct additional review by participating in calls with principals directly involved with the proxy issue.
Generally, proxies are voted in accordance with the voting recommendations as stated in the Guidelines. ISS will consult the Advisor on non-routine issues. Information about the Guidelines is available on the ISS web site at: http://www.issgovernance.com/file/policy/2015-us-summary-voting-guidelines-updated.pdf.
Oversight of the Proxy Voting Process
The Advisor has established the Brokerage Allocation and Proxy Voting Committee, in part, to oversee the proxy voting process. ISS provides the Advisor quarterly reports, which the Advisor reviews to ensure that client proxies are being voted properly. The Advisor and ISS also perform spot checks on an intra-quarterly basis. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments, in turn, is provided to the Committee.
Conflicts of Interest
From time to time, proxy issues may pose a material conflict of interest between the Advisor and its clients. It shall be the duty of the Committee to monitor for and to identify potential conflicts of interest. The Committee will also determine which conflicts are material (if any). To ensure that proxy voting decisions are based on the best interests of the client in the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with the Guidelines. If a registered investment company managed by the Advisor owns shares of another investment company managed by the
C-3

Advisor, “echo voting” is employed to avoid certain potential conflicts of interest. Echo voting means that the Advisor votes the shares of each such underlying investment company in the same proportion as the vote of all of the other holders of the underlying investment company’s shares.
The Committee will disclose to clients any voting issues that created a conflict of interest and the manner in which ISS, on behalf of the Advisor, voted such proxies.
Securities Lending Program
The Advisor acknowledges that, when a registered fund client (a “Fund”) lends its portfolio securities, the Fund’s Trustees (who generally have delegated proxy voting responsibility to the Advisor) retain a fiduciary obligation to vote proxies relating to such securities and to recall the securities in the event of a shareholder vote on a material event affecting the security on the loan. Under the Fund’s securities lending agreements, the Fund generally retains the right to recall a loaned security and to exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the Advisor must recall the securities prior to the established record date. It is the Advisor’s general policy to use its best efforts to recall securities on loan and to vote proxies relating to such securities if the Advisor determines that such proxies involve a material event affecting the loaned securities. The Advisor may utilize third party service providers to assist it in identifying and evaluating whether an event is material.
As noted, in certain cases, the Advisor may determine that voting proxies is not in the best interest of a client and may refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. If the Advisor determines that the expected value of casting a vote will be less than the securities lending income, either because the votes would not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor’s recalling the loaned securities in order to ensure they are voted (e.g., for an annual shareholder meeting at which purely routine votes are at issue, or if the relevant Fund owns a de minimus percentage of the outstanding shares at issue). The Advisor intends to recall securities on loan if it determines that voting the securities is likely to affect materially the value of the Fund’s investment and that it is in the Fund’s best interests to do so.
Availability of Information; Record of Proxy Voting
The Advisor, with the assistance of ISS, shall maintain for a period of at least five years the following records relating to proxy voting on behalf of clients:
(1) proxy voting policies and procedures;
(2) proxy statements received for clients (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
(3) any documents prepared by the Advisor that were material to making a proxy voting decision or that memorialized the basis for the decision;
(4) records of votes cast on behalf of clients (which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request); and
(5) records of written requests for proxy voting information and written responses from the Advisor to either a written or oral request.
For the first two years, the Advisor will store such records at its principal office. Voting records will also be maintained and will be available free of charge by calling the Advisor at 888-776-1972. The voting record is available on the website of the Securities and Exchange Commission at www.sec.gov.
C-4

Disclosure
The Advisor will inform its clients as to how to obtain information regarding the Advisor’s voting of the clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients as to how they can obtain a copy of the complete Guidelines upon request. The Advisor will include such information described in the preceding two sentences in its Form ADV and will provide its existing clients with the above information. The Advisor shall disclose in the statements of additional information of registered fund clients a summary of procedures which the Advisor uses to determine how to vote proxies relating to portfolio securities of such clients. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and the Advisor or an affiliate of the Advisor.
The semi-annual reports of Fund clients shall indicate that the Fund’s proxy voting records are available: (i) by calling a toll-free number; or (ii) on the SEC’s website. If a request for the records is received, the requested description must be sent within three business days by a prompt method of delivery.
The Advisor, on behalf of the Fund it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
C-5

PART C. OTHER INFORMATION
ProShares Trust
Item 28. Exhibits
(a)
Articles of Incorporation
(1)
Certificate of Trust of the Registrant.1
(2)
Certificate of Amendment to the Certificate of Trust of the Registrant to xtraShares Trust).2
(3)
Certificate of Amendment to the Certificate of Trust of the Registrant ProShares Trust).3
(4)
Amended and Restated Declaration of Trust of the Registrant.8
(b)
By-Laws
(1)
Amended and Restated By-Laws of the Registrant.8
(c)
Instruments Defining Rights of Security Holders
The rights of holders of the securities being registered are set out in Articles 4, 7, 8 and 9 of the Amended and Restated Declaration of Trust referenced in Exhibit (a)(4) above and in Articles V, VI and X of the Amended and Restated By-laws referenced in Exhibit (b)(1) above.
(d)
Investment Advisory Contracts
(1)
Investment Advisory Agreement between Registrant and ProShare Advisors LLC4 and Amendment No. 38 to Schedule A, as of September 11, 2023.21
(2)
Amended and Restated Advisory Fee Waiver Agreement between ProShare Advisors LLC and Registrant, dated September 30, 2017,13 and Schedule A, dated September 11, 2023.21
(3)
Investment Advisory and Management Agreement between ProShare Advisors LLC and Registrant, dated June 23, 2015, as amended February 12, 201612, and Schedule A dated as of September 16, 2024.25
(4)
Investment Advisory and Management Agreement between Registrant and ProShare Advisors LLC dated October 12, 2021.17
(5)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Strategy Portfolio (Cayman Islands subsidiary of ProShares Bitcoin Strategy ETF) dated as of September 16, 2021.17
(6)
Investment Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated February 1, 202218 and Schedule A, dated as of September 16, 2024.25
(7)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Inverse Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Bitcoin Strategy ETF) dated as of May 4, 2022.19
(8)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Crude Oil Strategy Portfolio (Cayman Islands Subsidiary of ProShares K-1 Free Crude Oil Strategy) dated as of September 12, 2016.21
(9)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Ether Strategy) dated as of August 14, 2023.22
(10)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Short Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Ether Strategy) dated as of August 14, 2023.22
(11)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Market Cap Weight Strategy) dated as of August 14, 2023.22
(12)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Equal Weight Strategy) dated as of August 14, 2023.22

(13)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares Ultra Bitcoin ETF) dated as of February 26, 2024.23
(14)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Bitcoin ETF) dated as of February 26, 2024.23
(15)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Ether Portfolio (Cayman Islands Subsidiary of ProShares Ultra Ether ETF) dated as of April 26, 2024.23
(16)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Ether Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Ether ETF) dated as of April 26, 2024.23
(17)
Amended and Restated Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated September 16, 2024.25
(e)
Underwriting Contracts
(1)
Distribution Agreement between Registrant and SEI Investments Distribution Co.5
(f)
Bonus or Profit Sharing Contracts
Not applicable.
(g)
Custodian Agreements
(1)
Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. 5
(a)
Cash Trade Execution Rider.7
(b)
Amendment No. 3 to Cash Trade Execution Rider.7
(c)
Amended and Restated Global Custody Rider.10
(d)
Amended Schedule A of Fee Schedules for Global Custody and Agency Services, dated September 19, 2018.14
(e)
Amendment No. 49 to the Domestic Custody Agreement between the Registrant and JPMorgan Chase, N.A., dated September 19, 2018.14
(h)
Other Material Contracts
(1)
Management Services Agreement between Registrant and ProShare Advisors LLC4 and Amendment No. 38 to Schedule A, as of September 11, 2023.21
(2)
Expense Limitation Agreement between Registrant and ProShare Advisors LLC4 and Schedule A, dated as of September 16, 2024.25
(3)
Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC, on behalf of ProShares Ether Strategy ETF, ProShares Short Ether Strategy ETF, ProShares Bitcoin & Ether Strategy ETF and ProShares Bitcoin & Ether Equal Weight Strategy ETF21, and Schedule A, dated as of September 16, 2024.25
(4)
Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.5 and Amendment No. 50, dated September 19, 2018.16
(5)
Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.5 and Amendment No. 45, dated September 19, 2018.14
(6)
Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co.21
(7)
PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC5 and Amendment No. 1, dated January 17, 2007.7
(8)
Regulatory Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated January 1, 2012.9
(9)
Securities Lending Agreement between Registrant and JPMorgan Chase Bank, N.A.15
(10)
Fund of Funds Investment Agreement between Registrant, Northern Lights Fund Trust and Northern Lights Variable Trust, dated December 16, 2021.20

(11)
Fund of Funds Investment Agreement between Registrant and IndexIQ ETF Trust, dated December 31, 2021.20
(12)
Fund of Funds Investment Agreement between Registrant and MainStay VP Funds Trust, dated December 31, 2021.20
(13)
Fund of Funds Investment Agreement between Registrant and Canterbury Portfolio Thermostat Fund, dated January 14, 2022.20
(14)
Fund of Funds Investment Agreement between Registrant and Absolute Shares Trust Trust, dated January 19, 2022.20
(15)
Fund of Funds Investment Agreement between Registrant and AdvisorShares Trust Trust, dated January 19, 2022.20
(16)
Fund of Funds Investment Agreement between Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated January 19, 2022.20
(17)
Fund of Funds Investment Agreement between Registrant, Deutsche DWS Asset Allocation Trust, Deutsche DWS Market Trust and Deutsche DWS Variable Series II, dated January 19, 2022.20
(18)
Fund of Funds Investment Agreement between Registrant and E-Valuator Funds Trust, dated January 19, 2022.20
(19)
Fund of Funds Investment Agreement between Registrant, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Richard Bernstein All Asset Strategy Fund, dated January 19, 2022.20
(20)
Fund of Funds Investment Agreement between Registrant, EQ Advisors Trust and 1290 Funds, dated January 19, 2022.20
(21)
Fund of Funds Investment Agreement between Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, dated January 19, 2022.20
(22)
Fund of Funds Investment Agreement between Registrant and Innealta Capital, LLC, dated January 19, 2022.20
(23)
Fund of Funds Investment Agreement between Registrant and The Lazard Funds, Inc., dated January 19, 2022.20
(24)
Fund of Funds Investment Agreement between Registrant and North Square Funds, dated January 19, 2022.20
(25)
Fund of Funds Investment Agreement between Registrant and Northern Lights Fund Trust III, dated January 19, 2022.20
(26)
Fund of Funds Investment Agreement between Registrant, PIMCO Equity Series, PIMCO Funds and PIMCO Variable Insurance Trust, dated January 19, 2022.20
(27)
Fund of Funds Investment Agreement between Registrant, Salient MF Trust, Forward Funds and Salient Midstream & MLP Fund, dated January 19, 2022.20
(28)
Fund of Funds Investment Agreement between Registrant, Savos Investments Trust, GPS Funds I and GPS Funds II, dated January 19, 2022.20
(29)
Fund of Funds Investment Agreement between Registrant and Ultimus Managers Trust, dated January 19, 2022.20
(30)
Fund of Funds Investment Agreement between Registrant and Managed Portfolio Series, dated May 16, 2023.21
(i)
Legal Opinion.25
(j)
Consent of Independent Registered Public Accounting Firm.25
(k)
Omitted Financial Statements
Not applicable.
(l)
Initial Capital Agreements
(1)
Investor Letter.6

(m)
Rule 12b-1 Plan
(1)
Form of Distribution Plan.3
(n)
Rule 18f-3 Plan
Not applicable.
(o)
Reserved
(p)
Codes of Ethics
(1)
Combined Code of Ethics of ProShares, ProFunds, ProShare Advisors LLC, ProFund Advisors LLC, and ProFunds Distributors, Inc. dated September 1, 2023.21
(2)
Rule 17j-1 Code of Ethics of the Distributor, dated April 29, 2014.11
(q)
Powers of Attorney
(1)
Power of Attorney from William D. Fertig, dated December 7, 2015.12
(2)
Power of Attorney from Russell S. Reynolds, III, dated December 7, 2015.12
(3)
Power of Attorney from Michael C. Wachs, dated December 7, 2015.12
(4)
Power of Attorney from Michael L. Sapir, dated December 7, 2015.12
(1)
Filed with Initial Registration Statement on June 5, 2002.
(2)
Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)
Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)
Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)
Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)
Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)
Previously filed on September 28, 2010 as part of Post-Effective Amendment No. 27 under the Securities Act of 1933 and incorporated by reference herein.
(8)
Previously filed on December 30, 2010 as part of Post-Effective Amendment No. 30 under the Securities Act of 1933 and incorporated by reference herein.
(9)
Previously filed on January 23, 2012 as part of Post-Effective Amendment No. 57 under the Securities Act of 1933 and incorporated by reference herein.
(10)
Previously filed on December 6, 2012 as part of Post-Effective Amendment No. 77 under the Securities Act of 1933 and incorporated by reference herein.
(11)
Previously filed on September 22, 2014 as part of Post-Effective Amendment No. 123 under the Securities Act of 1933 and incorporated by reference herein.
(12)
Previously filed on February 12, 2016 as part of Post-Effective Amendment No. 169 under the Securities Act of 1933 and incorporated by reference herein.
(13)
Previously filed on September 29, 2017 as part of Post-Effective Amendment No. 186 under the Securities Act of 1933 and incorporated by reference herein.
(14)
Previously filed on October 22, 2018 as part of Post-Effective Amendment No. 205 under the Securities Act of 1933 and incorporated by reference herein.
(15)
Previously filed on September 25, 2019 as part of Post-Effective Amendment No. 212 under the Securities Act of 1933 and incorporated by reference herein.
(16)
Previously filed on October 4, 2019 as part of Post-Effective Amendment No. 213 under the Securities Act of 1933 and incorporated by reference herein.
(17)
Previously filed on October 15, 2021 as part of Post-Effective Amendment No. 238 under the Securities Act of 1933 and incorporated by reference herein.
(18)
Previously filed on March 14, 2022 as part of Post-Effective Amendment No. 254 under the Securities Act of 1933 and incorporated by reference herein.
(19)
Previously filed on June 17, 2022 as part of Post-Effective Amendment No. 264 under the Securities Act of 1933 and incorporated by reference herein.
(20)
Previously filed on September 27, 2022 as part of Post-Effective Amendment No. 266 under the Securities Act of 1933 and incorporated by reference herein.
(21)
Previously filed on September 26, 2023 as part of Post-Effective Amendment No. 278 under the Securities Act of 1933 and incorporated by reference herein.
(22)
Previously filed on October 13, 2023 as part of Post-Effective Amendment No. 283 under the Securities Act of 1933 and incorporated by reference herein.

(23)
Previously filed on June 6, 2024 as part of Post-Effective Amendment No. 302 under the Securities Act of 1933 and incorporated by reference herein.
(24)
Previously filed on August 30, 2024 as part of Post-Effective Amendment No. 307 under the Securities Act of 1933 and incorporated by reference herein.
(25)
Filed herein.
Item 29. Persons Controlled By or Under Common Control With Registrant
Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.
None.
Item 30. Indemnification
State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.
Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated herein by reference:
The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated December 13, 2010 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:
No indemnification shall be provided hereunder to a Covered Person:
(a)
For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)
With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust;
(c)
For any criminal proceeding finally adjudicated for which the Covered Person had reasonable cause to believe that his or her conduct was unlawful; or
(d)
In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a), (b) or (c) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.
The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.
(a)
Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(b)
A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:
(c)
A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;
(d)
“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and
(e)
“Liability” and “expenses” shall include without limitation, attorneys’ and accountants’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business and Other Connections of Investment Adviser
Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)
Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated herein by reference.
The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2), as amended, and is incorporated herein by reference.
Item 32. Principal Underwriters
(a)
State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.
Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:
Adviser Managed Trust
Bishop Street Funds
Catholic Responsible Investment Funds
Causeway Capital Management Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
City National Rochdale Select Strategies Fund
City National Rochdale Strategic Credit Fund
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
Delaware Wilshire Private Markets Fund
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Frost Family of Funds
Gallery Trust
Global X Funds

Impact Shares Trust
KraneShares Trust
New Covenant Funds
ProShares Trust II
Quaker Investment Trust
RiverPark Funds Trust
Schwab Strategic Trust
SEI Asset Allocation Trust
SEI Catholic Values Trust
SEI Core Property Fund
SEI Daily Income Trust
SEI Energy Debt Fund LP
SEI Exchange Traded Funds
SEI Global Private Assets VI LP
SEI Hedge Fund SPC
SEI Institutional International Trust
SEI Institutional Managed Trust
SEI Institutional Investments Trust
SEI Offshore Advanced Strategy Series SPC
SEI Offshore Opportunity Fund II Ltd
SEI Special Situations Fund
SEI Structured Credit Fund, LP
SEI Tax Exempt Trust
SEI Vista Fund Ltd.
Symmetry Panoramic Trust
The Advisors’ Timer Circle Fund
The Advisors’ Timer Circle Fund II
The Advisors’ Timer Circle Fund III
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).
(b)
Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 32. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.
Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Paul F. Klauder	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John C. Munch	General Counsel & Secretary	None
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	None
Donald Duncan	Anti-Money Laundering Officer	None
John P. Coary	Vice President and Assistant Secretary	None
Jason McGhin	Vice President	None
Judith A. Rager	Vice President	None
Gary Michael Reese	Vice President	None
Robert M. Silvestri	Vice President	None
William M. Martin	Vice President	None
Christopher Rowan	Vice President	None

Item 33. Location of Accounts and Records
State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:
JP Morgan Chase Bank, N.A.
Attn: General Counsel
4 MetroTech Center
Brooklyn, NY 11245
J.P. Morgan Investor Services Co.
70 Fargo Street — Suite 3 East
Boston, MA 02210-1950
Attention: Fund Administration Department
ProShare Advisors LLC
ProFund Advisors LLC
Attn: General Counsel
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814-6527
SEI Investments Distribution Co.
Attn: General Counsel
One Freedom Valley Drive
Oaks, Pennsylvania 19456-1100
Citi Fund Services, Ohio, Inc.
One Post Office Square, Suite 3710
Boston, Massachusetts 02199
Attention: Regulatory Administration Department
Item 34. Management Services
None.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on September 26, 2024.
ProShares Trust
By:	/s/ Todd B. Johnson
Todd B. Johnson President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	September 26, 2024
/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	September 26, 2024
/s/ Michael C. Wachs* Michael C. Wachs	Trustee	September 26, 2024
/s/ William D. Fertig* William D. Fertig	Trustee	September 26, 2024
/s/ Todd B. Johnson Todd B. Johnson	President and Principal Executive Officer	September 26, 2024
/s/ Maria Clem Sell Maria Clem Sell	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 26, 2024
* By:/s/ Richard F. Morris Richard F. Morris As Attorney-in-fact Date: September 26, 2024

Exhibit Index
(d)(3)	Schedule A, dated as of September 16, 2024 to the Investment Advisory and Management Agreement between ProShare Advisors LLC and Registrant, dated June 23, 2015, as amended February 12, 2016
(d)(6)	Schedule A, dated as of September 16, 2024 to the Investment Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated February 1, 2022
(d)(17)	Amended and Restated Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated September 16, 2024
(h)(2)	Schedule A, dated as of September 16, 2024, to the Expense Limitation Agreement between Registrant and ProShare Advisors LLC
(h)(3)
Schedule A, dated as of September 16, 2024 to the Advisory and Management Fee Waiver and
Reimbursement Agreement between Registrant and ProShare Advisors LLC, on behalf of
ProShares Ether Strategy ETF, ProShares Short Ether Strategy ETF, ProShares Bitcoin & Ether
Strategy ETF and ProShares Bitcoin & Ether Equal Weight Strategy ETF

(i)	Legal Opinion
(j)	Consent of Independent Public Accounting Firm